UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-104510

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 26	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330

Amendment No. 310	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	July 26 , 2010

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on July 26 , 2010 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company: • Nationwide Variable Account – II

Prospectus supplement dated July 26, 2010 to
prospectus dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Termination of the Nationwide Allocation Architect Service

Effective as of the close of the New York Stock Exchange on November 26, 2010 (the "Termination Date"), the Nationwide Allocation Architect ("NAA") service will be terminated by Nationwide.  In addition, any client agreement signed with Nationwide Investment Advisers, LLC ("NIA") in connection with the NAA service will also terminate.  This means that after the Termination Date, NIA will no longer develop and maintain the NAA models and NIA will no longer have limited discretionary authority to allocate and rebalance Variable Account contract value in support of the NAA service.

If your contract does not currently participate in the NAA service, its termination will have no impact on your contract.

Terminating Participation in the NAA Service Prior to the Termination Date

If you are currently participating in the NAA service, at any time prior to the Termination Date you may elect to terminate your participation in the NAA service in accordance with the terms of your contract.  Any such election must be submitted to Nationwide’s home office in writing and must provide new current and future allocation instructions, subject to any investment restrictions applicable to your contract. 1   Transfers resulting from the current allocation instructions submitted with your election to terminate NAA will not be assessed a short-term trading fee and will not count as a transfer event for the purpose of U.S. mail restrictions.  See the "Short-Term Trading Fees" and "Transfer Restrictions" section of your prospectus.

Impact on Contracts Actively Participating in the NAA Service on the Termination Date

For those contracts still participating in the NAA service on the Termination Date, your then-current and future allocations of Contract Value among the Fixed Account, GTOs, and Sub-Accounts will not be affected by the termination of NAA.  Your Variable Account contract value will remain allocated to Sub-Accounts that made up the NAA model you were invested in on the Termination Date.  The portion of your subsequent purchase payments directed to the Variable Account will be allocated to the Sub-Accounts according to the last allocation percentages in effect for that NAA model.  After the Termination Date, the NAA service will simply no longer exist.

Additional Impacts on Contracts with Certain Optional Benefits Elected .  If you are currently participating in the NAA service on the Termination Date and you elected one of the following optional benefits , you will automatically be enrolled in the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") on the Termination Date:

•        Capital Preservation Plus Option;
•        Capital Preservation Plus Lifetime Income Option;
•        5% Lifetime Income Option;
•        7% Lifetime Income Option; or
•        10% Lifetime Income Option.

Your Variable Account contract value will be assigned to the Custom Portfolio model that corresponds to the risk tolerance of the NAA model you were invested in on the Termination Date using the last allocation percentages from that NAA model.  Custom Portfolio's operation is similar to NAA in that your Sub-Account allocations will be rebalanced quarterly.  However, there will no longer be any active model management as was performed by NIA under the NAA service.  The end result is that you will have a static (unchanging) model that is rebalanced quarterly to the NAA model allocations in effect on the Termination Date.  There is no charge associated with Custom Portfolio.  See the "Custom Portfolio Asset Rebalancing Service" section of your prospectus.

After the Termination Date, you may elect to terminate participation in Custom Portfolio or change your allocation under the model subject to the terms of your contract.  Any such election must be submitted to Nationwide’s home office in writing and must provide new current and future allocation instructions, subject to any investment restrictions applicable to your contract. 1   Transfers resulting from the current allocation instructions submitted with your election to terminate the Custom Portfolio model in which you were automatically enrolled will be subject to any applicable short-term trading fee and will count as a transfer event for the purpose of U.S. mail restrictions.
______________
1        For contracts with the 5% Lifetime Income Option, 7% Lifetime Income Option, or 10% Lifetime Income Option that are also currently invested in the NAA Moderately Aggressive model.   The following variable investment options, previously

closed March 2, 2009 to incoming transfers and new investors for contracts issued with any Lifetime Income Option, will be available to receive a one-time transfer of contract value, subject to the conditions stated below:

•	Custom Portfolio Moderately Aggressive model;

•	Nationwide Variable Insurance Trust – NVIT Cardinal Moderately Aggressive Fund: Class II; or

•	Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderately Aggressive Fund: Class II.

For contract owners who elect to terminate participation in the NAA service prior to the Termination Date, a transfer to one of the investment options listed above may only be made as part of the new current allocation instructions submitted with a written request to terminate NAA.

After such one-time transfer, the above investment options are not available to receive any other transfers of Contract Value.  However, you may allocate subsequent purchase payments ( i.e. , new money) to the above investment options upon deposit to the contract provided there are existing assets in that investment option.  Once all assets are transferred out of one of the above investment options, that option is no longer available to receive any money, new or existing, under that contract.

The Best of America Choice Venue Annuity® II

Nationwide Life Insurance Company
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 2010.
This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2010), which contains additional information about the contracts and the Variable Account, including the Condensed Financial Information for the various Variable Account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum Variable Account charges is available in "Appendix B: Condensed Financial Information" of this prospectus.)  The table of contents for the Statement of Additional Information is on page 74.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about Nationwide and the product (including the Statement of Additional Information ) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck Variable Insurance Products Trust
•	Wells Fargo Advantage Funds

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds."  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the Fixed Account.

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Glossary of Special Terms

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant - The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date - The date on which annuity payments are scheduled to begin.

Annuity Commencement Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate the value of variable annuity payments.

Co-Annuitant(s)- The person(s) designated by the Contract Owner to receive the Spousal Protection Feature.

Contract Owner(s)- the person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value - The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract Year - Each year the contract is in force beginning with the date the contract is issued.

Current Income Benefit Base – For purposes of the Lifetime Income Options, the value that is used to determine how much the Contract Owner can withdraw from the contract each year. This value is multiplied by the lifetime income percentage to arrive at the benefit amount for any given year.

Daily Net Assets - A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

Fixed Account - An investment option that is funded by Nationwide's General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

FDIC - Federal Deposit Insurance Corporation.

General Account - All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract - A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account – A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide - Nationwide Life Insurance Company.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan - A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts - Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Target Term Option - Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities sold under this prospectus not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

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Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation Period - The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account - Nationwide Variable Account-II, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	7
Example	8
Synopsis of the Contracts	10
Surrenders
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Credits on Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free-look
Condensed Financial Information	13
Financial Statements	13
Nationwide Life Insurance Company	13
Nationwide Investment Services Corporation	14
Investing in the Contract	14
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	17
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	18
Mortality and Expense Risk and Administrative Charges
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	21
Death Benefit Options
Spousal Protection Annuity Option
Beneficiary Protector II Option
Capital Preservation Plus Option
Capital Preservation Plus Lifetime Income Option
Lifetime Income Options - Generally
10% Lifetime Income Option
7% Lifetime Income Option
5% Lifetime Income Option
Spousal Continuation Benefit
Income Benefit Investment Options
Removal of Variable Account Charges	50
Ownership and Interests in the Contract	50
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract
Operation of the Contract	52
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Allocation of Purchase Payments

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Table of Contents (continued)	Page
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Examine and Cancel	56
Surrender (Redemption) Prior to Annuitization	56
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	57
Surrenders Under Certain Plan Types	57
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	58
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	59
Contract Owner Services	59
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Dollar Cost Averaging for Living Benefits
Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals
Nationwide Allocation Architect
Custom Portfolio Asset Rebalancing Service
Death Benefits	64
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Annuity Commencement Date	68
Annuitizing the Contract	68
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	69
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	70
Legal Proceedings	71
Table of Contents of Statement of Additional Information	74
Appendix A: Underlying Mutual Funds	75
Appendix B: Condensed Financial Information	87
Appendix C: Contract Types and Tax Information	123
Appendix D: State Variations	133

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Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)								7%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee								$252
Maximum Premium Tax Charge (as a percentage of purchase payments)								5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)								1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)5
Mortality and Expense Risk Charge	1.30%
Administrative Charge	0.20%
Death Benefit Options (an applicant may elect one)
One-Month Enhanced Death Benefit II Option (available beginning May 1, 2004 or a later date if state law requires) Total Variable Account Charges (including this option only)	0.20%6 1.70%
One-Month Enhanced Death Benefit Option (available until state approval is received for the One-Month Enhanced Death Benefit II Option) Total Variable Account Charges (including this option only)	0.20% 1.70%
Combination Enhanced Death Benefit II Option (available beginning May 1, 2004 or a later date if state law requires) Total Variable Account Charges (including this option only)	0.35%7 1.85%
Combination Enhanced Death Benefit Option (available until state approval is received for the Combination Enhanced Death Benefit II Option) Total Variable Account Charges (including this option only)	0.30%8 1.80%
Spousal Protection Annuity Option Total Variable Account Charges (including this option only)	0.20%9 1.70%
Beneficiary Protector II Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
0.35%10 1.85%
Capital Preservation Plus Lifetime Income Option	1.00%11
Total Variable Account Charges (including this option only) In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.11	2.50%
Capital Preservation Plus Option (no longer available for purchase)
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.
0.50% 2.00%
(continued on next page)

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Recurring Contract Expenses (continued)
Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base12:
Lifetime Income Options (an applicant may purchase one):
5% Lifetime Income Option (only available in NY)	1.00%13
7% Lifetime Income Option (not available in NY)	1.00%14
10% Lifetime Income Option	1.20%15
Spousal Continuation Options (an application may purchase one only if the corresponding Lifetime Income Option is elected):
5% Spousal Continuation Benefit (only available in NY)	0.15%
7% Spousal Continuation Benefit (not available in NY)	0.15%
10% Spousal Continuation Benefit (not available in NY)	0.30%16

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	1.30%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit II Option	0.35%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
10% Lifetime Income Option	1.20%17
10% Spousal Continuation Benefit	0.30%17
Maximum Possible Total Variable Account Charges	3.90%18

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2009, charged by the underlying mutual funds that you may pay periodically during the life of the Contract.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.45%	1.99%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Range of CDSC over time:
Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
(1)15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or
(2)any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

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5 These charges apply only to Sub-Account allocations.  They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

6 The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

7 The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

8 The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

9 For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

10 The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

11 For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
12 For information about how the Current Income Benefit Base is calculated see "Determination of the Income Benefit Base Prior to the First Surrender" later in this prospectus.

13 Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.

14 Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the Current Income Benefit Base.

15 Currently, the charge associated with the 10% Lifetime Income Option is equal to 1.00% of the Current Income Benefit Base.

16 Currently, the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

17 This charge is a percentage of the Current Income Benefit Base.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

18 The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	a Contingent Deferred Sales Charge; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (3.90%).19

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.99%)	$1,213	$2,258	$3,275	$5,865	*	$1,833	$3,020	$5,865	$618	$1,833	$3,020	$5,865
Minimum Total Underlying Mutual Fund Operating Expenses (0.45%)	$1,052	$1,801	$2,559	$4,657	*	$1,376	$2,304	$4,657	$457	$1,376	$2,304	$4,657

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

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19 The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 3.90% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

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Synopsis of the Contracts

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see "Appendix C: Contract Types and Tax Information" later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing.  See the "Surrender (Redemption) Prior to Annuitization" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the "Surrender (Redemption) After Annuitization" section later in this prospectus.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment at any time).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the Contract Owner.  These actions include implementing new procedures and restrictions as well as not accepting future purchase payments.  Nationwide will provide the Contract Owner written notice of any actions taken to reduce risk or eliminate risk.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments**
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-Only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
SEP IRA	$10,000	$1,000
Simple IRA	$10,000	$1,000
Tax Sheltered Annuity*	$10,000	$1,000

* Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

Subsequent purchase payments may not be permitted in all states.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

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10% Lifetime Income Option.  If you elect the 10% Lifetime Income Option, your subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.

Guaranteed Term Options.  Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Credits on Purchase Payments

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.  PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a mortality and expense risk charge and an administrative charge from the Variable Account.  The mortality and expense risk charge is computed on a daily basis and is equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.  The administrative charge is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charges*
One-Month Enhanced Death Benefit II Option1	0.20%
One-Month Enhanced Death Benefit Option2	0.20%
Combination Enhanced Death Benefit II Option3	0.35%
Combination Enhanced Death Benefit Option4	0.30%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

1The One-Month Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with Annuitants age 80 or younger at the time of application.

2The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.

3The Combination Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with Annuitants age 75 or younger at the time of application.

4The Combination Enhanced Death Benefit is only available until state approval is received for the Combination Enhanced Death Benefit II Option and is only available for contracts with Annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Spousal Protection Annuity Option

A Spousal Protection Annuity Option is available under the contract at the time of application.  If the Contract Owner elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004, (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

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Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application.  This option is only available for contracts with Annuitants age 75 or younger at the time of application.  If the Contract Owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.

Capital Preservation Plus Option

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

If the Contract Owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return for assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued based on good order applications signed and dated on or prior to January 12, 2009.  After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected either the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if any of the Lifetime Income Options are elected.

If the Contract Owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the Variable Account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

10% Lifetime Income Option

Upon the later of September 15, 2008 or the date of state approval, the 10% Lifetime Income Benefit Option is available under the contract at the time of application. The primary Contract Owner (or the primary Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.  The 10% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option or  the Capital Preservation Plus Lifetime Income Option.

If the Contract Owner elects the 10% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 10% Lifetime Income Option is 1.00% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

7% Lifetime Income Option

The 7% Lifetime Income Option is available under the contract at the time of application.  (For contracts issued before May 1, 2007, the 7% Lifetime Income Option is also available for election at any time after application.)  However, upon state approval of the 10% Lifetime Income Option, the 7% Lifetime Income Option will no longer be available for election.  The 7% Lifetime Income Option is not available in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.  The 7% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.

If the Contract Owner elects the 7% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

5% Lifetime Income Option

The 5% Lifetime Income Option is available under the contract at the time of application.  Effective September 15, 2008, the 5% Lifetime Income Option is only available for contracts issued in the State of New York.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.  The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.

If the Contract Owner elects the 5% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed

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1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 5% Lifetime Income Option is 0.85% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

5% or 7% Spousal Continuation Benefit

The 5% or 7% Spousal Continuation Benefit is only available for election if and when the 5% or 7% Lifetime Income Option is elected.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.  If the Contract Owner elects the 5% or 7% Spousal Continuation Benefit, Nationwide will deduct an additional charge of 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the 5% or 7% Lifetime Income Option charge.

10% Spousal Continuation Benefit

The 10% Spousal Continuation Benefit is only available for election if and when the 10% Lifetime Income Option is elected.  The 10% Spousal Continuation Benefit is not available in the State of New York.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.  If the Contract Owner elects the 10% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base.  Currently, the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The charge is deducted at the same time and in the same manner as the 10% Lifetime Income Option charge.

Charges for Optional Benefits

The charges associated with optional benefits will not be assessed after annuitization.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Ten Day Free-look

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any  Purchase Payment Credits, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, applicable federal and state income tax withholding.

See "Right to Examine and Cancel" and "Purchase Payment Credits" later in this prospectus for more information.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to "Appendix B: Condensed Financial Information" for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained, free of charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide, depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

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Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a Variable Account that invests in the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds."  Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.  Contract Owners should read these prospectuses carefully before investing.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

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Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

In April 2009, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected Contract Owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-II under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters Variable Account-II.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a GTO are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for GTO obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any GTO, subject to Nationwide's claims-paying ability.  A GTO prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the GTO(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates.  No market value adjustment will be applied if GTO allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs.  Please refer to the prospectus for the GTOs for further information. Contract Owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For Contract Owners that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%*

*For contracts issued on or after the later of September 15, 2008 or the date of state approval (which ever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guaranteed Term Options.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.  Target Term Options are not available separate from these options.

For all material purposes, GTOs and TTOs are the same.  Target Term Options are managed and administered identically to GTOs.  The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions).  Please refer to the

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prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide's General Account.  The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner's Fixed Account matures.  At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the Fixed Account allocation occurs.

If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.  Additionally, Nationwide guarantees that interest credited to Fixed Account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.  If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The Fixed Account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

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Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits.  However, for Contract Owners that elect the Beneficiary Protector II Option, a charge is assessed to assets in the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For Contract Owners that elect the Beneficiary Protector II Option, payments or transfers made to the Fixed Account will be assessed a fee of 0.35%.  Consequently, the interest rate of return credited to assets in the Fixed Account will be lowered due to the assessment of this charge.

Although there is a fee assessed to the assets in the Fixed Account for the Beneficiary Protector II Option, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see "Appendix D: State Variations" later in this prospectus.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (and not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-

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Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2009, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.55% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a mortality and expense risk charge and an administrative charge from the Variable Account.  The

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mortality and expense risk charge is computed on a daily basis and is equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.  The administrative charge is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

The mortality and expense risk charge is intended to compensate Nationwide for providing the insurance benefits under the contract, including the contract's basic death benefit that provides guaranteed benefits to your beneficiaries even if the market declines and also the risk that persons we guarantee annuity payments to will live longer than our assumptions. The charge covers the risk that our assumptions about the mortality risks and expenses under this contract are incorrect and that we have agreed not to increase these charges over time despite our actual costs. The administrative charge covers administrative costs associated with providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. We may increase the administrative charge; however, any increase will only apply to contracts issued after the date of the increase. If there are any profits from the mortality and expense risk charge or the administrative charge, we may use such profits to finance the distribution of contracts.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts.  However, if any part of the contract is surrendered prior to annuitization, Nationwide may deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option (see "Spousal Protection Annuity Option" on page 22).

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:

(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of calculating the maximum amount that can be withdrawn annually without a CDSC in subsection (1) above and for determining the waiver of CDSC for partial surrenders discussed later in this section, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)
upon payment of a death benefit.  However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract (see "Spousal Protection Annuity Option" on page 22); or

(3)	from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

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(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and

(b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide Contract Owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed Contract Years.  This enables the Contract Owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders.  If the Contract Owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire Contract Value; or

•	any single surrender of 90% or more of the Contract Value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the Contract Owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee

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proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	surrenders of Annuity Units to make annuity payments;

•	surrenders of Accumulation Units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	Optional benefits must be elected at the time of application;

(2)	Optional benefits, once elected, may not be terminated; and

(3)	The charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

For an additional charge, an applicant may elect a death benefit option.  The charge associated with each option will be assessed until annuitization and will be assessed on Variable Account allocations only.

One-Month Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with Annuitants age 80 or younger at the time of application can elect the One-Month Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:   the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 65.

One-Month Enhanced Death Benefit Option

For contracts issued prior to state approval of the One-Month Enhanced Death Benefit II Option, the applicant can elect the One-Month Enhanced Death Benefit Option.  Once state approval is received for the One-Month Enhanced Death Benefit II Option, this option is no longer available.  The One-Month Enhanced Death Benefit Option is the same as the One-Month Enhanced Death Benefit II Option, except that this option has no restriction on the Annuitant's age and for item (3) above, Nationwide considers the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 86th birthday (less similar adjustments).  Nationwide may realize a profit from the charge assessed for this option.

Combination Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with Annuitants age 75 or younger at the time of application can elect the Combination Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)
(a) if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

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(b)      if the contract was issued on or after February 1, 2005:  the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value (see the "Death Benefit Calculations" section for a description of this value).

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 65.

Combination Enhanced Death Benefit Option

For contracts issued prior to state approval of the  Combination Enhanced Death Benefit II Option, the applicant can elect the Combination Enhanced Death Benefit Option.  Once state approval is received for the Combination Enhanced Death Benefit II Option, this option is no longer available.  The Combination Enhanced Death Benefit Option is the same as the Combination Enhanced Death Benefit II Option, except that this option has a lower price (0.30% of the Daily Net Assets of the Variable Account) and this option is available for applicants with Annuitants age 80 or younger at the time of application.  Nationwide may realize a profit from the charge assessed for this option.

Spousal Protection Annuity Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, a Contract Owner can elect the Spousal Protection Annuity Option.  For contracts that elected the Spousal Protection Annuity Option prior to state approval of the price increase, the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.  The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts.  The Spousal Protection Annuity Option allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.

(2)	For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;

(3)	The spouses must be Co-Annuitants;

(4)	Both spouses must be age 85 or younger at the time the contract is issued;

(5)	Both spouses must be named as beneficiaries;

(6)	No person other than the spouse may be named as Contract Owner, Annuitant or primary beneficiary;

(7)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner); and

(8)
If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.

If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner.  Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value.  The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Option to cover a subsequent spouse.

The charge associated with this option is assessed on Variable Account allocations only.  Nationwide may realize a profit from the charge assessed for this option.

Beneficiary Protector II Option

For an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account, the Contract Owner may purchase the Beneficiary Protector II Option.  In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.  Nationwide will also stop assessing this charge once the contract is annuitized. Nationwide may realize a profit from the charge assessed for this option.  The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit").  The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the Co-Annuitant's age at the time of the first Annuitant's death.

After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial

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Contract Owner and subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:

Earnings Percentage x Adjusted Earnings.

If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%.  If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) – (b); where:

a =	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and

b =	purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-Annuitant's death (regardless of the date of the Annuitant's death), proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a Co-Annuitant named to the contract.

If there is no Co-Annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant's death.  If the Co-Annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated.  The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit.

If the Co-Annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%.  If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:

a =	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);

b =
the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c =	purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant's death (regardless of the date of the Annuitant's death), proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract Value at the end of the CPP program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the Fixed Account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to Contract Owner instructions.

When the CPP Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of the two general components described above.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will

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typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the GTOs through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the CPP program period.  When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of the Capital Preservation Plus Option

Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the CPP Option.  To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among underlying mutual funds or the Fixed Account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the GTOs among underlying mutual funds and/or the Fixed Account.  This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

Enhanced Capital Preservation Plus Option

From time to time, Nationwide may offer an enhanced version of the CPP Option.  The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly.  The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component.  For the list of investment options available under this benefit please see "Income Benefit Investment Options" later in this prospectus.  It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Conditions Associated with the Capital Preservation Plus Option

A Contract Owner with an outstanding loan may not elect the CPP Option.

During the CPP program period, the following conditions apply:

•	If surrenders are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one CPP Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	The Contract Owner may elect Dollar Cost Averaging for Living Benefits (see "Contract Owner Services" later in this prospectus).

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the GTOs may be added to the contract.

•
If, while the CPP Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of a CPP program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a GTO in anticipation of annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the CPP Option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Fixed Account and/or the available underlying mutual funds.  The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the CPP program period elected by the Contract Owner.

Nationwide makes only certain underlying mutual funds available when a Contract Owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

During the CPP program period, the following investment options are available for the Non-Guaranteed Term Option component:

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1.	the Fixed Account; and/or

2.	a variable investment option, which could be one of the following:

a.	if the Nationwide Allocation Architect service is available, one of the models available through that service (see "Contract Owner Services"); or

b.	if the Custom Portfolio Asset Rebalancing Service is available, one of the models available through that service (see "Contract Owner Services"); or

c.	any combination of the underlying mutual funds listed under the section "Income Benefit Investment Options" found later in this prospectus.

Election of the CPP Option will not be effective unless and until Nationwide receives Sub-Account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the CPP program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to Contract Owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option programs already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the Contract Owner takes a partial surrender from the contract, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the GTO.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from the GTO and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the CPP program period.

Transfers between the Fixed Account and the Variable Account, and among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

If the Nationwide Allocation Architect and/or the Custom Portfolio Asset Rebalancing Service are available as a Non-Guaranteed Term Option, the Contract Owner may move the variable portion of the Non-Guaranteed Term Option component back and forth between the Nationwide Allocation Architect service, the Custom Portfolio Asset Rebalancing Service and the CPP investment options at any time during the CPP program period.  Whenever the Contract Owner elects to move the variable portion of the Non-Guaranteed Term Option component from the Nationwide Allocation Architect service or Custom Portfolio Asset Rebalancing Service to the CPP investment options, all Sub-Account values allocated to underlying mutual funds that are not part of the CPP investment options must be reallocated to one or more CPP investment options.  While the Contract Owner elects to participate in the Nationwide Allocation Architect service or the Custom Portfolio Asset Rebalancing Service, the terms and conditions associated with that service apply.

For those contracts that have elected the Enhanced CPP Option, transfers may be further limited during the CPP program period.

Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the Contract Owner elected a CPP program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the Contract Owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days before the option's 5th anniversary.

If the Contract Owner elected a CPP program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the Contract Owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days before the option's 7th anniversary.

If the Contract Owner terminates the CPP Option as described above, at the end of the CPP program period, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under the CPP Option are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.  If the Contract Owner does not elect to begin a new CPP Option, the amount previously allocated to the GTO and any amounts credited under the guarantee will be allocated to the money market Sub-Account.

Election of the Capital Preservation Plus Lifetime Income Option

Beginning March 1, 2005 (or a later date if state law requires), at the end of any CPP program period or after terminating a CPP Option, the Contract Owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time.  Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

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Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.

The CPP Lifetime Income Option is a two-phase option.  The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option").

Part of the Contract Value may be  allocated to a GTO and the remainder is allocated to available non-GTO investment options.  At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.

Immediate Withdrawals

Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually.  Election of this benefit changes some of the terms of the CPP Lifetime Income Option.  Refer to the "Immediate Withdrawal Benefit" subsection later in this provision.

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base.  Thereafter, the Contract Owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value.  This essentially provides the Contract Owner with an available lifetime stream of income.  Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream.  The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the Variable Account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

The Capital Preservation Plus Lifetime Income Option is only available at the time of application for contracts issued based on good order applications signed and dated on or prior to January 12, 2009.  After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected either the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.  The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election.  For most contracts, the determining life is that of the Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant.  The CPP Lifetime Income Option is not available if any of the following optional benefits are elected: C Schedule Option or a Lifetime Income Option.  Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.  The Capital Preservation Plus Lifetime Income Option is not available on beneficially owned contracts.

The CPP Lifetime Income Option may also be elected by Contract Owners who previously elected the CPP Option.  Thus, the Contract Owner would be switching from the CPP Option to the CPP Lifetime Income Option.  Any such election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the "Capital Preservation Plus Option" provision.  The newly elected CPP Lifetime Income Option will be added to the contract at the charges, rates and allocation percentages in effect at that point in time and the old CPP Option will be removed (including the charge).  Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by Nationwide within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Lifetime Income Option

Nationwide may offer an enhanced version of the CPP Lifetime Income Option.  The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly.  The distinction between the two options lies in the preservation phase of the option.  During the preservation phase of the Enhanced CPP Lifetime Income Option, Contract Owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component.  For the list of investment options available under this benefit please see "Income Benefit Investment Options" later in this prospectus.  It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-GTO component during the

26

preservation phase.  Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.  The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see "Contract Owner Services" later in this prospectus).

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option.  It enables the Contract Owner to allocate part of his/her Contract Value to the Fixed Account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee.  The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

•
All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that Contract Owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

•	Market conditions determine the availability and allocation percentages of the various CPP program periods.

•	Surrenders that are deducted from the contract during the preservation phase will reduce the value of the guarantee proportionally.

•	If at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.

•	Amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.

Options at the End of the Preservation Phase

Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner.  The communication will inform the Contract Owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue.  The Contract Owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option.

The Contract Owner's election is irrevocable.  Each of the options is discussed more thoroughly below.

Remaining in the preservation phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program.  If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period.  The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

Moving into the withdrawal phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below).  During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

Terminating the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPP Lifetime Income Option.  Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed.  The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.

If Nationwide does not receive the Contract Owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options.  A list of the investment options available during the withdrawal phase will be included in the election notice.  The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a surrender from the contract.  All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit

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amount under this option, referred to as the "lifetime withdrawal amount."  The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

Age of determining life:	Lifetime withdrawal percentage:
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base.  The Contract Owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner's death or annuitization regardless of the actual value of the contract.  Thus, it is possible for the Contract Owner to take annual surrenders equal to the lifetime withdrawal amount after the Contract Value is zero.  After the Contract Value falls to zero, the Contract Owner can continue to take annual surrenders of no more than the lifetime withdrawal amount.

Surrender requests may be submitted systematically or directly by the Contract Owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract.  Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract Owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than zero).  However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years.  The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount).  Once the Contract Value falls to zero, the Contract Owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the Contract Owner is age 59½ may be subject to additional tax penalties.

Required Minimum Distribution Privilege

If you surrender an amount greater than your benefit amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, we will not reduce your income benefit base.  Nationwide reserves the right to modify or eliminate this required minimum distribution privilege.  This RMD privilege does not apply to beneficially owned contracts.

We will notify you if we discontinue or eliminate the required minimum distribution privilege.  If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your lifetime withdrawal amount will reduce your remaining lifetime withdrawal base.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, the Contract Owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value.

Nationwide will provide the Contract Owner with advance notice of any reset opportunity and will provide the Contract Value information necessary for the Contract Owner to decide whether or not to invoke the reset opportunity.  If Nationwide does not receive and record a Contract Owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the Contract Owner does not wish to reset the lifetime withdrawal base.

If the Contract Owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

•	The Contract Owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

•	The lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

•	The lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the Contract Owner's right to annuitize the contract.

If the Contract Owner elects to annuitize during the preservation phase, and any portion of the Contract Value has been allocated to a GTO, the Contract Owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment.  All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable.  The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.

If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable.  The amount to be annuitized will be the Contract Value.  Since surrenders from the contract during the withdrawal phase of the option reduce the Contract Value, and consequently, the amount to be annuitized, the Contract

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Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

•	a full surrender of the contract;

•	a full surrender of the death benefit proceeds; or

•	an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

Immediate Withdrawal Benefit

During the preservation phase of the CPP Lifetime Income Option, the Contract Owner can invoke the immediate withdrawal benefit.  This benefit permits the Contract Owner to take immediate withdrawals of up to 6% annually of the guaranteed amount until the benefit is exhausted.  The benefit may only be invoked during the preservation phase, specifically during the current CPP program period, but once it is invoked, withdrawals will be permitted both during the current CPP program period and after its maturity date, until the guaranteed amount is exhausted.  After the benefit is invoked, the Contract Owner's current CPP program period will remain in effect until its regular maturity date.  The CPP program period's ending does not automatically terminate the option.  However, the Contract Owner will receive notice that the Contract Value must be reallocated in order to continue the option (see "Options at the end of the CPP Program Period" later in this subsection).  As long as the Contract Owner reallocates the Contract Value upon the maturity of the current CPP program period, the Contract Owner will remain in the preservation phase of the option (subject to the limitations herein) and continue to receive immediate withdrawals for the duration of the option.  The investment options available upon the maturity of the CPP program period will be limited and may not include GTO options.

Invoking the immediate withdrawal benefit changes some of the conditions associated with the CPP Lifetime Income option, as indicated below:

•
Invoking the immediate withdrawal benefit changes the nature of the guarantee associated with the preservation phase.  Nationwide will not credit an amount to the contract so that the Contract Value equals the guaranteed amount at the end of the applicable CPP program period.  Instead, the CPP guarantee amount (as determined on the day the benefit is invoked) becomes the basis for determining the amount of the withdrawals permitted under the immediate withdrawal benefit.  This amount is referred to as the "immediate withdrawal base" and is guaranteed not to change as long as the option is not terminated or total annual withdrawals do not exceed the 6% limit (see "Determining the Immediate Withdrawal Base" and "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" later in this subsection).

•
For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  At the CPP program period's end, the Contract Owner will not be permitted to begin a new CPP program period.  Instead, the Contract Owner will be required to reallocate the Contract Value into certain limited investment options.  The Contract Owner will lose the value of remaining withdrawals if the Contract Value is not reallocated (see "Options at the End of the CPP Program Period").

•
The Contract Owner will remain in the preservation phase for the duration of the CPP Lifetime Income option once the immediate withdrawal benefit is invoked.  The Contract Owner will not be permitted to enter the lifetime withdrawal phase of the option.

•
The "Succession of Rights and Termination of the CPP Lifetime Income Option" provision no longer applies once the immediate withdrawal benefit is invoked (see instead, "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" in this subsection).

•	Immediate withdrawals in excess of 6% annually will reduce the value of future immediate withdrawals (see "Impact of Withdrawals in Excess of 6%" later in this subsection).

•	No additional purchase payments are permitted once the immediate withdrawal benefit is invoked.

•	The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in one Contract Year cannot be carried over to the following Contract Year.

•
Nationwide may discontinue offering the immediate withdrawal benefit.  If the benefit is discontinued, Contract Owners who have elected the CPP Lifetime Income Option will be permitted to invoke the benefit (subject to the conditions herein).

Immediate withdrawals are subject to the applicable CDSC provisions of the contract.  If taken prior to age 59½, the withdrawals could incur a penalty tax.  Minimum required distributions could cause annual withdrawals to exceed 6% (see "Impact of an Immediate Withdrawal (within the 6% limit)" in this subsection).

Invoking the Immediate Withdrawal Benefit.  A Contract Owner wishing to take an immediate withdrawal must affirmatively elect to invoke the benefit using a form approved by Nationwide.  Upon receipt of this affirmative election, Nationwide will determine the immediate withdrawal base.  Note:  A surrender request alone will not initiate the immediate withdrawal benefit, but will, instead, be treated as an ordinary surrender under the contract.

In addition, since the Contract Owner may only invoke the benefit during the preservation phase of the option, the CPP program period that is in effect at the time of the election will continue in effect until the program period ends.  In other

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words, invoking the immediate withdrawal benefit does not have any affect on the current CPP program period.

Options at the End of the CPP Program Period

For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  The CPP program period is chosen by the Contract Owner and generally corresponds to the duration of any GTO option chosen by the Contract Owner.  Upon the CPP program period end, the Contract Owner will have two options:

•	reallocate the Contract Value among the limited available investment options; or

•	let the CPP Lifetime Income Option terminate.

Nationwide will communicate the ensuing CPP program period end to the Contract Owner approximately 60 days before the end of the period and this notice will include a list of the limited investment options available.  The Contract Owner must reallocate the Contract Value, including amounts allocated to the GTO, among the limited investment options available in order to continue receiving immediate withdrawals under the benefit.  If Nationwide does not receive the Contract Owner's instructions prior to the end of the program period, Nationwide will assume that the Contract Owner intends to terminate the CPP Lifetime Income Option.  Note:  If the option is terminated, the Contract Owner will lose the value of the remaining immediate withdrawal base, i.e., lose any remaining payments (see "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

Determining the Immediate Withdrawal Base

The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the benefit.  The immediate withdrawal base will be equal to the CPP guarantee amount (as determined on the day the benefit is invoked).  The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% each year (i.e., the total amount of withdrawals in one year may not exceed 6% of the immediate withdrawal base).

For example, if the Contract Owner's initial investment at the beginning of the CPP program period was $100,000, assuming no surrenders are made during the CPP program period, the CPP guarantee amount at the end of the CPP program period will be $100,000.  If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base becomes the CPP guarantee amount (i.e., $100,000).  The Contract Value will not be credited with any CPP guarantee amount at the end of the program period.

Taking an Immediate Withdrawal.  After the affirmative election to invoke the benefit has been made and received in good order by Nationwide, in order to take an immediate withdrawal, the Contract Owner must submit a surrender request to Nationwide.  Nationwide will process the request based upon the election of the withdrawal benefit.  Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO when an immediate withdrawal is requested.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request.  Immediate withdrawals cannot be taken exclusively from the GTO. Amounts surrendered from the GTO could incur a market value adjustment.  Market value adjustments are applied to the Contract Value and not the amount of the withdrawal request.  Contract Owners can request that Accumulation Units not be surrendered from the GTO in order to avoid application of a market value adjustment.  Please refer to the GTO prospectus for examples of how market value adjustments are calculated.

Impact of Immediate Withdrawals (within the 6% limit).  The impact of an immediate withdrawal on the contract will depend on the immediate withdrawal base, the remaining immediate withdrawal base, and the amount of the gross surrender request.  Annual gross surrenders include required minimum distributions pursuant to the Internal Revenue Code and any applicable CDSC.

Remaining Immediate Withdrawal Base

The amount available or remaining for withdrawal under the benefit is referred to as the "remaining immediate withdrawal base."  This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw.

For example assume the following:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $6,000

In the above example, the Contract Owner has already taken immediate withdrawals that have reduced the remaining immediate withdrawal base to $56,000.  Contract value also includes any market value adjustments.  The impact of the gross surrender request is:

Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

Impact of Withdrawals in Excess of 6%. Withdrawals in excess of 6% will reduce the immediate withdrawal base (based on the formula described below), thereby reducing the amount of future immediate withdrawals available under the benefit.  This reduction could be significant.  Therefore, requesting surrenders in excess of 6% should be carefully considered.

The reduction to the immediate withdrawal base will be the greater of (i) the dollar amount of the surrender in excess of the 6% withdrawal or (ii) a proportionate reduction based on the ratio of the dollar amount of the excess surrender to the Contract Value (already adjusted for any applicable market value adjustment and the amount of the surrender request up to 6%) multiplied by the immediate withdrawal base.  The remaining immediate withdrawal base will also be reduced by this same amount.

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For example:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $11,000

The impact of the full surrender request will be calculated in two steps:

1)	The impact of the request up to 6% would be (6% of $100,000 = $6,000):

Permissible 6% Withdrawal = $6,000
Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

and

2)	Because the total request exceeded the allowable 6% by $5,000 ($11,000 - $6,000 = $5,000), the proportionate reduction (described above) is applied as follows:

5,000/25,000*100,000 = $20,000.

Therefore, the full impact of the request on the contract would be:

Immediate Withdrawal Base = $80,000
Contract Value = $20,000
Remaining Immediate Withdrawal Base = $30,000.

The Contract Value is reduced by the dollar amount of the excess surrender request ($5,000).

Surrenders in excess of 6% will not be permitted if Contract Value is zero.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than 6%.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 6% limit.  If applicable, Contract Owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 6% limit.  A reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if the gross surrender exceeds the 6% limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 6% limit permitted by this benefit (i.e., 6% of the immediate withdrawal base).  In such case, the reduction described in the "Impact of Withdrawals in Excess of 6%" provision will apply.

Minimum Required Distributions

Withdrawals taken pursuant to minimum required distribution rules under the Internal Revenue Code could also cause gross surrender requests to exceed 6% annually if the rules require a distribution greater than the 6% limit be distributed from the contract.  The reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if distributions result in gross surrenders in excess of 6% annually.

How long will the immediate withdrawals last?  A Contract Owner can continue to take immediate withdrawals as long as there is remaining immediate withdrawal base value.  The number of years will depend on the amount and frequency of the withdrawals taken.  For example, it would take approximately 16 and 2/3 years for a $100,000 remaining immediate withdrawal base to be exhausted if immediate withdrawals did not exceed 6% annually.

Immediate withdrawals that do not exceed 6% annually reduce the remaining immediate withdrawal base by the dollar amount of each immediate withdrawal until the base reaches zero.  Once the remaining immediate withdrawal base reaches zero, the immediate withdrawal benefit is exhausted.

What happens if there is Contract Value but the Remaining Immediate Withdrawal Base is Zero?  If there is Contract Value left after the remaining immediate withdrawal base is exhausted, the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit.  Surrenders can still be taken subject to the CDSC provisions of the contract.  The charge associated with the CPP Lifetime Income option will continue to be assessed until the contract is terminated or annuitized.

What happens if the Contract Value is Zero, but there is Remaining Immediate Withdrawal Base Value?  If Contract Value reaches zero before the remaining immediate withdrawal base is zero, Nationwide will continue to pay the Contract Owner 6% of the immediate withdrawal base each Contract Year until the remaining immediate withdrawal base is zero.  Additionally, if the Contract Owner has invoked the benefit but has not requested regular or systematic withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the current immediate withdrawal base until the remaining immediate withdrawal base is zero.  Once the remaining immediate withdrawal base reaches zero, the contract will automatically terminate.

Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals.  The CPP Lifetime Income Option can be terminated at the end of a CPP program period.  Note: Termination of the option will cause the Contract Owner to lose any remaining immediate withdrawal base value, i.e., lose any remaining payments.

The option will automatically terminate if, at the end of the CPP program period during which the immediate withdrawal benefit is invoked, the Contract Owner does not instruct Nationwide how to reallocate the Contract Value (see, "Options at the End of the CPP Program Period").  Such automatic termination of the option will result in the Contract Owner losing any remaining immediate withdrawal base value.

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If terminated, the contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and any Contract Value previously allocated to the GTO will be allocated to the money market Sub-Account.  Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option will be removed.

Some contract events will trigger an automatic termination of the CPP Lifetime Income option, including:
•	A full surrender of the Contract Value;
•	A full surrender of the death benefit proceeds; or
•	An election to annuitize the contract (see, "Annuitization and the CPP Lifetime Income Option" in the "Capital Preservation Plus Lifetime Income Option" provision).

Automatic termination of the option will result in the Contract Owner losing any remaining immediate withdrawal base value.

Succession of Rights and the Immediate Withdrawal Benefit.  Any remaining immediate withdrawal base value is guaranteed for as long as the CPP Lifetime Income Option is in force.  If by the terms of the contract, the death of the Contract Owner results in the contract being continued, i.e., does not result in payment of the death benefit proceeds, the CPP Lifetime Income Option will continue in force with the immediate withdrawal benefit invoked.  The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner's death, i.e., the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is zero.  If death of the Contract Owner occurs during the CPP program period, the new Contract Owner will be required to reallocate the Contract Value no sooner than the expiration of the corresponding GTO, in order to continue to receive the withdrawals and retain the benefit.

If the death of the Contract Owner results in the CPP Lifetime Income Option being terminated, the termination will result in the loss of any remaining immediate withdrawal base value.

Taxation of Surrenders under the CPP Lifetime Income Option.  Although the tax treatment is not clear, when the Contract Owner takes a surrender from the contract before the Annuitization Date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax adviser.

Lifetime Income Options - Generally

Unlike the Capital Preservation Plus Lifetime Income Option, the 5%, 7% and 10% Lifetime Income Options are designed exclusively for contract withdrawal benefits, with no principal protection period.  Nationwide determines a benefit base that it uses to calculate how much the Contract Owner can withdraw each year.  Additionally, if the Contract Owner delays taking withdrawals, Nationwide will guarantee that the Current Income Benefit Base on the tenth L.Inc anniversary will be no less than the Original Income Benefit Base plus simple interest  at a rate of 5%, 7%, or 10% annuallyfor each of those 10 years.

Although the tax treatment for surrenders under withdrawal benefits, such as the 5%, 7% or 10% Lifetime Income Option, is not clear, when the Contract Owner takes a surrender from the contract before the Annuitization Date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax adviser.

10% Lifetime Income Option

The 10% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application.  For most contracts, the determining life is that of the Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant.  If in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

The 10% Lifetime Income Option is available upon the later of September 15, 2008 or the date of state approval. The 10% Lifetime Income Option may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.  The 10% Lifetime Income Option is not available on beneficially owned contracts.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base.  The current charge for the 10% Lifetime Income Option is 1.00% of the Current Income Benefit Base.  The charge associated with the 10% Lifetime Income Option will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. The charge will be assessed on each contract anniversary (the 10% L.Inc Anniversary) and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 10% Lifetime Income Option charge will not reduce the current value of other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts

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available under the CDSC-free withdrawal privilege. (See below for an explanation of what happens if application of the CDSC causes the gross surrender (the surrender amount plus the CDSC) to exceed the Lifetime Withdrawal Percentage limit).

Election of the 10% Lifetime Income Option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to the Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services") or to a limited set of investment options currently available in the contract. For the list of investment options available under this option please see "Income Benefit Investment Options" later in this prospectus.  Allocations to investment options other than those listed in the "Income Benefit Investment Options" chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the Fixed Account is not permitted.  The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  Additionally, the Contract Owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 10% Lifetime Income Option as long as the Contract Value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value.  Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base.  Provided no surrenders are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 10% L.Inc Anniversary plus purchase payments submitted after that 10% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base plus 10% of the Original Income Benefit Base for each 10% L.Inc Anniversary up to and including the 10th 10% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 10% L.Inc Anniversary, increased by a simple interest rate of 10% through the 10th 10% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 10% L.Inc Anniversary.

When a purchase payment is made on a date other than a 10% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 10% L.Inc Anniversary.

However, if at any time prior to the first surrender the Contract Value equals zero, no further income benefit base calculations will be made.  The Current Income Benefit Base will be set equal to the income benefit base calculated on the most recent 10% L.Inc Anniversary and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Surrenders

At any time after the 10% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a surrender from the contract.  The first surrender under the contract constitutes the first lifetime income surrender, even if such surrender is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the Contract Owner as indicated in the following tables.  State specific lifetime withdrawal percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting Nationwide's service center.

For contracts issued on or after May 1, 2010 or the date of state approval (whichever is later):

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

For contracts issued on or after May 1, 2009 or the date of state approval (whichever is later), but before May 1, 2010 or the date of state approval of the table above (whichever is later):

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

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For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a surrender from the contract prior to age 81.  Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Contract Owners subject to minimum required distribution rules may not be able to take advantage of the lifetime withdrawal percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of lifetime withdrawal percentages at the higher age bands.  Consult a qualified tax adviser for more information.

At the time of the first surrender and on each 10% L.Inc anniversary thereafter, the lifetime withdrawal percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 10% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the Contract Owner's death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the Contract Value and the death benefit.

If a CDSC does apply, application of the CDSC could cause the gross surrender (the surrender amount plus the CDSC) to exceed the Lifetime Withdrawal Percentage limit.  To avoid this, Contract Owners can request to receive the surrender net of the CDSC amount.  The gross amount of the surrender (including the CDSC) is the amount used to determine whether the surrender exceeds the Lifetime Withdrawal Percentage limit.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The Contract Owner is permitted to surrender Contract Value in excess of that year's benefit amount provided that the Contract Value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the Contract Value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to surrender Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.

In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide's home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to the Contract Owner and any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the Contract Owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 10% L.Inc Anniversary, the Contract Value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until any terms and conditions associated with the 10% Lifetime Income Option change.

In the event one or more terms and conditions of the 10% Lifetime Income Option change, the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide.  On or about each 10% L.Inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination.  Specifically, Nationwide will provide: the Contract Value; the

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Current Income Benefit Base; the current terms and conditions associated with the 10% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 10% L.Inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Lifetime Income Option will not change (as applicable to that particular contract).

Contract Owners may cancel the automatic reset feature of the 10% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.

Settlement Options

If, after beginning the lifetime income surrenders, a Contract Owner's Contract Value falls to zero and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with one or more settlement options (in addition to the option of continuing to take or receive annual benefit payments).  Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	The Contract Owner can continue to take annual surrenders of no more than the annual benefit amount until the death of the Contract Owner;

(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or

(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options listed above each result in a different amount ultimately received under the 10% Lifetime Income Benefit Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial adviser to determine which option is best for you based on your individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the Contract Owner makes an election, the election is irrevocable.  If the Contract Owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take surrenders of the annual benefit amount.

Age Based Lump Sum Settlement Option.  Under the Age Based Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner's Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the 10% Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger Contract Owner minus three years to determine the Annual Benefit Multiplier.  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the current age, sex, and health of the Contract Owner and joint owner, if applicable.  Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to Nationwide's home office within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.  If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.

Annuitization

If the Contract Owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the Contract Owner is not the Annuitant, the Contract Value will be distributed in

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accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

7% Lifetime Income Option

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time the Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant.  If in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

The 7% Lifetime Income Option is available under the contract at the time of application.  (For contracts issued before May 1, 2007, the 7% Lifetime Income Option is also available for election at any time after application.)  However, upon state approval of the 10% Lifetime Income Option, the 7% Lifetime Income Option will no longer be available for election.  The 7% Lifetime Income Option is not available in the State of New York.  The 7% Lifetime Income Option is not available on beneficially owned contracts.

The 7% Lifetime Income Option may not be elected if  a loan is outstanding on the contract or if any of the following optional benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.  (Once a 7% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 7% Lifetime Income Option was added to the contract (the "7% L.Inc anniversary") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 7% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 7% Lifetime Income Option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to the Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services") or to a limited set of investment options currently available in the contract. Allocation request that fall outside of the Custom Portfolio Asset Rebalancing Service or to investment options other than those listed in the "Income Benefit Investment Options" chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the Fixed Account is not permitted.  The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  Additionally, the Contract Owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 7% Lifetime Income Option as long as the Contract Value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base. Provided no surrenders are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 7% L.Inc Anniversary plus purchase payments submitted after that 7% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)       Original Income Benefit Base with Roll-up: the Original Income Benefit Base plus 7% of the Original Income Benefit Base for each 7% L.Inc Anniversary up to and including the 10th 7% L.Inc Anniversary; plus

(b)       Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 7% L.Inc Anniversary, increased by a simple interest rate of 7% through the 10th 7% L.Inc Anniversary; plus

(c)      Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 7% L.Inc Anniversary.

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When a purchase payment is made on a date other than a 7% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 7% L.Inc Anniversary.

However, if at any time prior to the first surrender the Contract Value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 7% L.Inc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Surrenders

At any time after the 7% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a surrender from the contract.  The first surrender under the contract constitutes the first lifetime income surrender, even if such surrender is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the Contract Owner as indicated in the following tables:

For contracts issued before May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a surrender from the contract prior to age 81.  Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Thus, if the contract is subject to these minimum distribution rules and distributions are taken at the latest date possible under the tax rules, the maximum lifetime withdrawal percentage available to that contract is 5.5%.  Contract Owners may be eligible to take the minimum required distributions from other IRA, SEP IRA, or Simple IRA contracts or accounts, and thus may be able to receive a lifetime withdrawal percentage greater than 5.5%.  Consult a qualified tax adviser.

For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

At the time of the first surrender and on each 7% L.Inc anniversary thereafter, the lifetime income percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 7% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the Contract Owner's death or annuitization.

Although surrenders up to the benefit amount do not reduce the Current Lifetime Benefit Base, they do reduce the Contract Value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than the 7% Lifetime Withdrawal Percentage limit.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 7% Lifetime Withdrawal Percentage limit.  If applicable, Contract Owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 7% Lifetime Withdrawal Percentage limit.  A reduction to the Current Income Benefit Base will be applied as described in the "Impact of Withdrawals in Excess of the 7% Lifetime Withdrawal Percentage Limit" provision if the gross surrender exceeds the 7% Lifetime Withdrawal Percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 7% Lifetime Withdrawal Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the 7% Lifetime Withdrawal Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the 7% Lifetime Withdrawal Percentage Limit

The Contract Owner is permitted to surrender Contract Value in excess of that year's benefit amount provided that the Contract Value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the

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Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the Contract Value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to surrender Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide's home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the Contract Owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

If the terms and conditions of the 7% Lifetime Income Option have not changed and the Contract Value exceeds the existing Current Income Benefit Base on a 7% L.Inc anniversary, Nationwide will automatically reset the Income Benefit Base to become your new Current Income Benefit Base.  If the terms and conditions of 7% Lifetime Income Option have changed, Nationwide will provide the Contract Owner with the Contract Value and Current Income Benefit Base information and will provide instructions on how to communicate an election to reset the benefit base.  If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 7% L.Inc anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.

The automatic reset privilege will cease anytime the terms and conditions of the 7% Lifetime Income Option changes.  Nationwide will notify the Contract Owner anytime the terms and conditions of the 7% Lifetime Income Option changes and will provide the Contract Owner with an opportunity to confirm whether to reset the Current Income Benefit Base under the updated 7% Lifetime Income Option charge.  If the Contract Owner does not elect to reset the Current Income Benefit Base within 60 days after the 7% L.Inc anniversary date, the Current Income Benefit Base and 7% Lifetime Income Option charges will not change.  Contract Owners may cancel the election to automatically reset the Current Income Benefit Base at any time.  Nationwide reserves the right to modify or cancel the Contract Owners' ability to automatically reset the Current Income Benefit Base.

Lump Sum Settlement Options for the Lifetime Income Option

If Contract Value is zero and the Current Income Benefit Base is greater than zero Nationwide will notify the Contract Owner of the following three options:

1)	The Contract Owner can continue to take withdrawals equal to the Lifetime Income Percentage until the death of the Contract Owner;

2)	The Contract Owner may elect the Age Based lump sum settlement option described below; or

3)	The Contract Owner may elect the Underwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 7% Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the Contract Owner makes an election the election is irrevocable.  If the Contract Owner does not make an election within the 60 days Nationwide will assume that the Contract Owner desires to continue to take withdrawals under the Lifetime Income Option.

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Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the Contract Value falls to zero and the Current Income Benefit Base is greater than zero, Nationwide permits a Contract Owner to take an Age Based lump sum settlement equal to the Contract Owner's current benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner's Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger Contract Owner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option for the Lifetime Income Option

Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the current age, sex, and health of the Contract Owner and joint owner, if applicable.  Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to Nationwide's home office within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.  If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.

Annuitization

If the Contract Owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

5% Lifetime Income Options

The 5% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time the 5% Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant.  If in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

The 5% Lifetime Income Option is available under the contract at the time of application.  Effective September 15, 2008, the 5% Lifetime Income Option is only available for contracts issued in the State of New York.  The 5% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following options benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.  The 5% Lifetime Income Option is not available on beneficially owned contracts.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 5% Lifetime Income Options is 0.85% of the Current Income Benefit Base.  (Once the 5% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 5% Lifetime Income Option was added to the contract (the "5% L.Inc anniversary") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 5% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

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Election of the 5% Lifetime Income Option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to the Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services") or to a limited set of investment options currently available in the contract. Allocation requests that fall outside of the Custom Portfolio Asset Rebalancing Service or to investment options other than those listed in the "Income Benefit Investment Options" chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the Fixed Account is not permitted.  The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  Additionally, the Contract Owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 5% Lifetime Income Option as long as the Contract Value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base. Provided no surrenders are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 5% L.Inc Anniversary plus purchase payments submitted after that 5% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base plus 5% of the Original Income Benefit Base for each 5% L.Inc Anniversary up to and including the 10th 5% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 5% L.Inc Anniversary, increased by a simple interest rate of 5% through the 10th 5% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 5% L.Inc Anniversary.

When a purchase payment is made on a date other than a 5% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 5% L.Inc Anniversary.

However, if at any time prior to the first surrender the Contract Value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 5% L.Inc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Surrenders

At any time after the 5% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a surrender from the contract.  The first surrender under the contract constitutes the first lifetime income surrender, even if such surrender is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the Contract Owner as indicated in the following tables:

For contracts issued before May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a surrender from the contract prior to age 81.  Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Thus, if the contract is subject to these minimum distribution rules and distributions are taken at the latest date possible under the tax rules, the maximum lifetime withdrawal percentage available to that contract is 5.5%.  Contract Owners may be eligible to take the minimum required distributions from other IRA, SEP IRA, or Simple IRA contracts or accounts, and thus may be able to receive a lifetime withdrawal percentage greater than 5.5%.  Consult a qualified tax adviser.

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For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

At the time of the first surrender and on each 5% L.Inc anniversary thereafter, the lifetime income percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 5% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the Contract Owner's death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the Contract Value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than the 5% Lifetime Withdrawal Percentage limit.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 5% Lifetime Withdrawal Percentage limit.  If applicable, Contract Owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% Lifetime Withdrawal Percentage limit.  A reduction to the Current Income Benefit Base will be applied as described in the "Impact of Withdrawals in Excess of the 5% Lifetime Withdrawal Percentage Limit" provision if the gross surrender exceeds the 5% Lifetime Withdrawal Percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 5% Lifetime Withdrawal Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the 5% Lifetime Withdrawal Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the 5% Lifetime Withdrawal Percentage Limit

The Contract Owner is permitted to surrender Contract Value in excess of that year's benefit amount provided that the Contract Value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the Contract Value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to surrender Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide's home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the Contract Owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

Nationwide permits Contract Owners to elect to automatically reset the Current Income Benefit Base on each 5% L.Inc anniversary after the first surrender from the contract.  For those who do not elect to automatically reset their Current Income Benefit Base, if the Contract Value exceeds the Current Income Benefit Base, the Contract Owner will have the opportunity to instruct Nationwide to reset the Current Income Benefit Base to equal the current Contract Value.  Nationwide will provide the Contract Owner with the Contract Value and Current Income Benefit Base information and will provide instructions on how to communicate an election to reset the Current Income Benefit Base.  If the Contract Owner

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elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 5% L.Inc anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.

A Contract Owner's election to automatically reset the Current Income Benefit Base or the automatic reset provisions included in contracts issued on or after May 1, 2007 will cease anytime the terms and conditions of the 5% Lifetime Income Option changes.  Nationwide will notify the Contract Owner anytime the terms and conditions of the 5% Lifetime Income Option changes and will provide the Contract Owner with an opportunity to confirm whether to reset the Current Income Benefit Base under the updated 5% Lifetime Income Option charge.  If the Contract Owner does not elect to reset the Current Income Benefit Base within 60 days after the 5% L.Inc anniversary date, the Current Income Benefit Base and 5% Lifetime Income Option charges will not change.

Contract Owners may cancel the election to automatically reset the Current Income Benefit Base at any time.  Nationwide reserves the right to modify or cancel the Contract Owners' ability to automatically reset the Current Income Benefit Base.

Lump Sum Settlement Options for the Lifetime Income Option

If Contract Value is zero and the Current Income Benefit Base is greater than zero Nationwide will notify the Contract Owner of the following three options:

1)	The Contract Owner can continue to take withdrawals equal to the Lifetime Income Percentage until the death of the Contract Owner;

2)	The Contract Owner may elect the Age Based lump sum settlement option described below; or

3)	The Contract Owner may elect the Underwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 5% Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the Contract Owner makes an election the election is irrevocable.  If the Contract Owner does not make an election within the 60 days Nationwide will assume that the Contract Owner desires to continue to take withdrawals under the Lifetime Income Option.

Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the Contract Value falls to zero and the Current Income Benefit Base is greater than zero, Nationwide permits a Contract Owner to take an Age Based lump sum settlement equal to the Contract Owner's current benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner's Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger Contract Owner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option for the Lifetime Income Option

Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the current age, sex, and health of the Contract Owner and joint owner, if applicable.  Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to Nationwide's home office within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.  If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.

Annuitization

If the Contract Owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Continuation Feature.

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Termination of Benefit

Upon annuitization of the contract, the charge associated with this option will no longer be assessed and all benefits associated with the Lifetime Income Option will terminate.  Additionally, upon the Contract Owner's death the benefits associated with the option terminate (unless the Spousal Continuation Benefit was also elected).

Spousal Continuation Benefit

At the time the Lifetime Income Option is elected (at time of application), the Contract Owner may elect the corresponding Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts). The 10% and 7% Spousal Continuation Benefit are not available in the State of New York.  The charge for the 10% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  The current charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The current charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base. The 5% Spousal Continuation Benefit is only available in the State of New York.  The current charge for the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)
Both spouses must be age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met.  See "Federal Tax Considerations'" in "Appendix C: Contract Types and Tax Information" for additional information.

(3)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(4)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(5)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner.

(6)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as Co-Annuitants.

(7)	No person other than the spouse may be named as Contract Owner, Annuitant or primary beneficiary.

(8)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).

Note: The Spousal Continuation Benefit is distinct from the Spousal Protection Feature associated with the death benefits.  The Spousal Continuation Benefit allows a surviving spouse to continue receiving the lifetime income payments associated with the Lifetime Income Options.  In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.

Marriage Termination

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the Contract Owner's written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Spousal Continuation Benefit from the contract.

Risks Associated with Electing the Spousal Continuation Option

There are situations where a Contract Owner who elects the Spousal Continuation Benefit will not receive the benefits associated with the option.  This will occur if:

(1)	your spouse (Co-Annuitant) dies before you;

(2)	the contract is annuitized; or

(3)	withdrawals are taken after the withdrawal start date and the marriage terminates due to divorce, dissolution, or annulment.

Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefits associated with the Spousal Continuation Benefit, but he/she must continue to pay for the option until annuitization.

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B	X	X
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B		X
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	X	X
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II	X	X
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II	X	X
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II	X	X
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Dreyfus Stock Index Fund, Inc.: Service Shares	X	X
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares	X	X
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares	X	X
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares	X	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2	X	X	X2	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2	X	X	X3	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2	X	X	X3
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2	X	X
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2	X	X

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Invesco - Invesco V.I. Capital Appreciation Fund: Series II	X	X
Invesco - Invesco V.I. Capital Development Fund: Series II	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy	X	X
Janus Aspen Series - Balanced Portfolio: Service Shares	X	X
Janus Aspen Series - Forty Portfolio: Service Shares	X	X
Janus Aspen Series - Global Technology Portfolio: Service II Shares
Janus Aspen Series - Overseas Portfolio: Service II Shares
Janus Aspen Series - Overseas Portfolio: Service Shares
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class	X	X
MFS® Variable Insurance Trust - MFS Value Series: Service Class	X	X
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	X	X	X3	X
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	X	X
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class VI
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II		X

45

Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class II	X	X	X4
Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class II	X	X	X3	X5
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	X	X	X3
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X3	X5
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	X	X

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	X	X
Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II	X	X
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class	X	X
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class	X	X
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares	X	X
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares	X	X
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB	X	X
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB	X	X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II	X	X

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II	X	X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II	X	X
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund
Custom Portfolio Asset Rebalancing Service
Conservative	X	X	X	X
Moderately Conservative	X	X	X	X
Balanced	X	X	X	X
Moderate	X	X	X	X
Capital Appreciation	X	X	X	X
Moderately Aggressive5	X	X	X	X
Aggressive	X	X	X
Static Asset Allocation Models
American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)	X	X	X	X
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)6	X	X	X	X
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)6	X	X	X2	X

1 This table provides a comprehensive list of all variable investment options that have been made available with the respective Income Benefit Investment Options, as indicated with an "X."  Some of the indicated variable investment options may not currently be available.  To determine whether or not a particular investment option is currently available, see "Appendix A: Underlying Mutual Funds."

2 The five year program duration is not available with this investment option.

3 The five and seven year program durations are not available with this investment option.

4 The Enhanced CPPLI option is not available with this investment option.

5 Effective March 2, 2009, this investment option will no longer be available to new investors in these Income Benefit Investment Options (5% L.Inc, 7% L.Inc and 10% L.Inc).

If you are invested in these Income Benefit Investment Options prior to March 2, 2009, you are permitted to make subsequent purchase payments as long as you remain invested in these Income Benefit Investment Options.  No transfers into these Income Benefit Investment Options will be permitted on or after March 2, 2009.  Any asset rebalancing program established prior to March 2, 2009, that includes one of these Income Benefit Investment Options will continue to rebalance; however, you will not be permitted to increase the percentage of Contract Value that is rebalanced into these Income Benefit Investment Options.

In addition, effective March 2, 2009, the Nationwide Allocation Architect ("NAA") Moderately Aggressive model and the Custom Portfolio Moderately Aggressive Model will no longer be available to new investors that have elected a Lifetime Income Option.  If you invested in either of these models prior to March 2, 2009, you are permitted to make subsequent purchase payments as long as you remain invested in that model.  If you transfer Contract Value out of either the NAA Moderately Aggressive Model or the Custom Portfolio Moderately Aggressive model on or after March 2, 2009, you will not be permitted to subsequently transfer Contract Value back into that model.

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In addition, the NAA Moderately Aggressive model, the Custom Portfolio Moderately Aggressive model, and the Income Benefit Investment Options listed above will no longer be available for any dollar cost averaging program established on or after March 2, 2009.  Any dollar cost averaging program established prior to March 2, 2009, that includes the NAA Moderately Aggressive model, the Custom Portfolio Moderately Aggressive model, or either of the Income Benefit Investment Options listed above will continue uninterrupted, however, you will not be permitted to increase the percentage of Contract Value that is transferred through your dollar cost averaging program into any of these investments.

6 Effective May 1, 2009, the Balanced Option and the Capital Appreciation Option of the Static Asset Allocation Models will no longer be available to new investors that have selected the L.Inc option.

49

Static Asset Allocation Models

A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund.  Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model.  In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one accumulation/Annuity Unit value, but rather, direct investment in a certain allocation of Sub-Accounts.  There is no additional charge associated with investing in a Static Asset Allocation Model.

Each of the Static Asset Allocation Models is just that: static.  The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions.  However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.

Only one Static Asset Allocation Model may be elected at any given time.  Additionally, the entire Contract Value must be allocated to the elected model.

With respect to transferring into and out of a Static Asset Allocation Model, the models are treated like an underlying mutual fund and are subject to the "Transfers Prior to Annuitization" provision.  You may request to transfer from one model to another, or transfer from a model to a permitted underlying mutual fund.  Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.

For additional information about the underlying mutual funds that comprise each Static Asset Allocation Model, see "Appendix A: Underlying Mutual Funds."

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.85% until the second benefit is applied and the charge is no longer assessed.  At the end of that period, the contract will be re-rated, and the 0.35% charge associated with the Beneficiary Protector II Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.50%.  Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.85% will have a lower unit value than Sub-Account X with charges of 1.50% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.  If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified Contract Owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.

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Contingent Owner

The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The Contract Owner may name a contingent owner at any time before the Annuitization Date.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.

Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.

The Contract Owner may not name a new Annuitant without Nationwide's consent.

Contingent Annuitant

If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant.  The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.

Co-Annuitant

A Co-Annuitant, if named, must be the Annuitant's spouse.  The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option (if elected) (subject to the conditions set forth in the "Spousal Protection Annuity Option" provision).

If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option (if elected).

Joint Annuitant

The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depend.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The Contract Owner may name a joint annuitant at any time before the Annuitization Date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the Annuitant dies.  The Contract Owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:

•	Contract Owner (Non-Qualified Contracts only);

•	joint owner (must be the Contract Owner's spouse);

•	contingent owner;

•	Annuitant (subject to Nationwide's underwriting and approval);

•	contingent annuitant (subject to Nationwide's underwriting and approval);

•	Co-Annuitant (must be the Annuitant's spouse);

•	joint annuitant (subject to Nationwide's underwriting and approval);

•	beneficiary; or

•	contingent beneficiary.

The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  No change will be effective unless and until it is received and recorded at Nationwide's home office. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner.  Nationwide may require a signature guarantee.

If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

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Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-Only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
SEP IRA	$10,000	$1,000
Simple IRA	$10,000	$1,000
Tax Sheltered Annuity**	$10,000	$1,000

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

** Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments may not be permitted in all states.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

The formula used to determine the amount of the PPC is as follows:

(Cumulative Purchase Payments x PPC%)
–	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 - $499,999	0.0% (no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract.  She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000.  Cumulative Purchase Payments now equal $550,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000.  Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000.  Cumulative Purchase Payments now equal $900,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750.  At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000.  Cumulative Purchase Payments now equal $1,200,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500.  At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract.

For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

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All PPCs are fully vested after the end of the contractual free-look period.

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member made within the 12 months before the purchase of this contract.  Immediate family members include spouses, children, or other family members living within the Contract Owner's household.  In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to Sub-Accounts will be priced at the next available Accumulation Unit value after the payment is received.  If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year's Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents' Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price purchase payments, surrenders, or transfers if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contact Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account and/or Guaranteed Term Options as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, and then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract Owners can change future allocations to the Sub-Accounts, Fixed Account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

(1)	the value of amounts allocated to the Sub-Accounts of the Variable Account;

(2)	amounts allocated to the Fixed Account; and

(3)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Sub-Account allocations are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.

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(c)
is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.50% to 2.40% of the Daily Net Assets of the Variable Account, depending on which optional benefits the Contract Owner elects.

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or surrendered;

(2)	adding any interest earned on the amounts allocated to the Fixed Account; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as one transfer event.

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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).

In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Transfers Prior to Annuitization

Transfers from the Fixed Account

A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a Guaranteed Term Option only upon reaching the end of a Fixed Account interest rate guarantee period.  Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.  The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred.  However, Nationwide may limit the amount that can be transferred from the Fixed Account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period.  The maximum transferable amount will never be less than 10% of the Fixed

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Account allocation reaching the end of a Fixed Account interest rate guarantee period.

Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request. If there is Contract Value allocated to the Fixed Account at the time the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option is elected, the Fixed Account interest rate guarantee period will end and that Contract Value may be transferred according to the terms of the option elected.

Transfers from a Guaranteed Term Option

A Contract Owner may request to transfer allocations from a Guaranteed Term Option to the Sub-Accounts and/or the Fixed Account at any time.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a Guaranteed Term Option at any time.

Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.

After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 35 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the Annuitant's death, Contract Owners may generally surrender some or all of their Contract Value.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information."  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.  (See "Pricing").

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

If a Contract Owner requests a partial surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the Guaranteed Term Options.  The amount withdrawn from each investment option

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will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract.  If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.

The CDSC deducted is a percentage of the amount requested by the Contract Owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment adviser(s) to manage their assets, for which the investment adviser assesses a fee.  Investment advisers are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment adviser to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the Fixed Account and any interest credited;

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment; and

•	Purchase Payment Credits (if applicable).

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a Contract Year that deplete the entire Contract Value; or

•	any single net surrender of 90% or more of the Contract Value.

Surrender (Redemption) After Annuitization

After the Annuitization Date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the Annuitant's death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

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Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to Contract Owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the Sub-Accounts, Fixed Account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral Fixed Account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.

If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account.  Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

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Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise and will be subject to any Variable Account charges applicable under the contract.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the Contract Owner takes a full surrender of the contract;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	the Contract Owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract Owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the Fixed Account and/or certain Sub-Accounts into other Sub-

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Accounts.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the

•	Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2

•	NVIT Government Bond Fund: Class I

•	NVIT Investor Destinations Conservative Fund: Class II

•	NVIT Money Market Fund: Class I

•	Neuberger Berman Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

•	Federated Insurance Series – Federated Quality Bond Fund II: Service Shares

to any other underlying mutual fund(s).  Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.

Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize Dollar Cost Averaging from the Fixed Account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Enhanced Fixed Account Dollar Cost Averaging programs.  Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging Program.

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from the enhanced Fixed Account into other Sub-Accounts.  Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.  Amounts allocated to the enhanced Fixed Account earn a higher rate of interest than assets allocated in the standard Fixed Account.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either amounts allocated to the enhanced Fixed Account are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  For Enhanced Fixed Account Dollar Cost Averaging, when a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the enhanced Fixed Account to future investment allocation instructions.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including an enhanced Fixed Account, for a period of up to 6 months from the date of the transfer request.

Dollar Cost Averaging for Living Benefits

Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options referred to as "Dollar Cost Averaging for Living Benefits."

Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits.  Nationwide reserves the right to require a minimum balance to establish this program.

Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the standard or enhanced Fixed Account into another Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  The investment options available for the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options are the only investment options available for use in the Dollar Cost Averaging for Living Benefits.  Dollar Cost Averaging for Living Benefits transfers may not be directed to the Fixed Account, Guaranteed Term Options, or to any investment option that is unavailable with the respective living benefit option.  Please refer to the "Income Benefits Investment Chart" earlier in this prospectus for the investment options available for these living benefits.  The dollar cost averaging rate within this program may vary depending on the benefit elected.

Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.  Nationwide will process transfers until amounts allocated to the standard or enhanced Fixed Account are exhausted or the Contract Owner instructs Nationwide to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.

Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts is permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.  The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.

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Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs.  Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Accounts.  Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will continue to process transfers until the Contract Owner instructs Nationwide to stop the transfers.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.  If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)

a percentage of the Contract Value based on the Contract Owner's age, as shown in the table below:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide's home office.  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the CDSC provision.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten-day free-look period.

Nationwide Allocation Architect

Prior to annuitization, Nationwide may make available for use by Contract Owners the Nationwide Allocation Architect, an asset allocation service that enables Contract Owners to have their Variable Account allocations invested according to an investment model.  Nationwide Allocation Architect is not available for contracts issued on or after May 1, 2008, or for contracts issued before May 1, 2008 that were not participating in Nationwide Allocation Architect as of May 1, 2008.  For contracts that were participating in Nationwide Allocation Architect as of May 1, 2008, Nationwide Allocation Architect will continue to be available until the Contract Owner terminates participation.  Once participation in Nationwide Allocation Architect is terminated, the Contract Owner cannot re-elect Nationwide Allocation Architect.

The investment models in Nationwide Allocation Architect diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk.  Participants in the program may elect one of seven available models:

•	Conservative,
•	Moderately Conservative,
•	Balanced,
•	Moderate,
•	Capital Appreciation,
•	Moderately Aggressive; and
•	Aggressive.

Each model is comprised of Sub-Accounts of underlying funds that are currently available as investment options in this

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contract.  Certain Sub-Accounts that are not available in other Nationwide products that offer Nationwide Allocation Architect are not considered for inclusion in the models.  In addition, Sub-Accounts that are no longer available to all Contract Owners (as indicated in "Appendix A: Underlying Mutual Funds") are not considered for inclusion in the models.  The Sub-Accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.  More information about Nationwide Allocation Architect and the models is available in the brochure ("Form ADV Brochure") for the program.

Nationwide Investment Advisors, LLC ("NIA") as Investment Adviser
For those Contract Owners who elect Nationwide Allocation Architect, NIA will serve as investment adviser to each participating Contract Owner for the sole purposes of developing and maintaining the models.  Currently, NIA has retained an independent third-party analytical firm to develop and maintain the models on its behalf.  NIA reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to Contract Owners.  To participate in Nationwide Allocation Architect, Contract Owners will grant NIA limited discretionary authority to allocate and rebalance their Variable Account assets in accordance with the model they selected.  Contract Owners may terminate this limited discretionary investment authority and participation in the service upon proper written notice to Nationwide and NIA.  Contract Owners will receive a copy of NIA's Form ADV Brochure at the time of application or prior to electing the service.  The Form ADV Brochure contains more information about NIA's role as investment adviser and the independent third-party analytical firm it relies upon when providing these services to Contract Owners.

Evaluating and Updating the Models

At least twice each calendar year, NIA will evaluate the models to assess whether the combination and allocation percentages of the Sub-Accounts within each model optimizes the return potential for that model, given its particular level of risk tolerance.  If necessary, the models will be updated on or about the second Friday in January and July of each year.  NIA may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more Sub-Accounts from a model, or changing the allocation percentages among existing Sub-Accounts.  Currently, NIA updates the models based on information received from an independent third-party analytical firm.  NIA takes sole responsibility for monitoring and updating the models.

Nationwide will send Contract Owners written notice of model updates approximately 30 days before the model changes are to be implemented.  Contract Owners should review these notices carefully.  If the Contract Owner is comfortable with the model changes, the Contract Owner need not take any action.  If the Contract Owner is not comfortable with the model changes, the Contract Owner may switch to a different model or terminate their participation in the service.  A Contract Owner who terminates their participation in the service cannot re-elect it.

On or about the second Friday in January and July of each year (or any other day that NIA updates the models), Nationwide will reallocate the Variable Account Contract Values of contracts participating in the service based on the updated model allocation information received from NIA.  The reallocation will rebalance the Variable Account contract allocations to the updated model allocations.  If the scheduled date for the reallocation is a recognized holiday or any day that the New York Stock Exchange is closed, the reallocation will occur on the next business day.  Each reallocation is considered a transfer event.  However, the automatic reallocation transfers within Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the Variable Account Contract Value when the models change, Nationwide will also reallocate the Variable Account Contract Value on or about the second Friday in January, April, July, and October of each year, referred to as quarterly rebalancing.  If the scheduled date for a rebalance is a recognized holiday or any day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

When selecting a model, please consult a qualified financial adviser to determine the most appropriate model based on the Contract Owner's particular financial needs, time horizon, and willingness to accept investment risk.  The qualified financial adviser may use tools to make this determination that are either independently acquired or provided by Nationwide.  However, neither Nationwide nor NIA is responsible for determining the appropriateness of the model Contract Owners select.  Contract Owners are responsible for notifying their financial adviser of any changes to their financial situation or risk profile.  Contract Owners should periodically review with their financial adviser, their financial situation and risk profile to evaluate the appropriateness of their selected model.

Operation of the Contract While Nationwide Allocation Architect is in Effect

While Nationwide Allocation Architect is in effect, Contract Owners will not be permitted to transfer Contract Value among the Sub-Accounts or out of the Sub-Accounts (to the Fixed Account or a GTO) without first terminating their participation in the service.  Contract Owners may transfer maturing Fixed Account Contract Value into the Variable Account (and thus, the selected model) only at the end of the guarantee term.  Any subsequent payments submitted that are to be allocated to the Sub-Accounts will also be allocated according to the currently selected model.  Any surrenders taken from the contract while Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract.  Any charges assessed to the contract will be taken proportionally from all investments in the contract.  A Contract Owner participating in Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

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Changing Models

Contract Owners participating in Nationwide Allocation Architect may elect to change models at any time.  An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.  An election to change models, received in good order by Nationwide, will be immediately implemented and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a Contract Owner can change models each year.

Terminating Participation in Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the Contract Owner.  Once a Contract Owner's participation in the service is terminated, the Contract Value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise.  Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances.  However, the models may not perform as intended and neither Nationwide nor NIA guarantees that participation in Nationwide Allocation Architect will result in a profit or protect against a loss.  A Contract Owner's Contract Value could be better or worse by participating in Nationwide Allocation Architect than if the Contract Owner had not participated.  A model may perform better or worse than any single Sub-Account or asset class or other combinations of Sub-Accounts and asset classes.

NIA may be subject to competing interests related to the selection of Sub-Accounts in the models.  Specifically, some of the Sub-Accounts offered in Nationwide Allocation Architect correspond to underlying mutual funds managed by a NIA-affiliated company and some underlying mutual funds may pay more revenue to Nationwide than others.  The independent third-party analytical firm provides the models, selects the Sub-Accounts to be used to populate the models (within the universe of Sub-Accounts available in the contract determined by Nationwide and described previously) and provides changes to the models' asset allocation or Sub-Account selection.  NIA believes that its reliance on the recommendations of a third-party analytical firm to develop, and maintain, and update the models reduces or eliminates the potential for NIA to be influenced by these competing interests, but there can be no assurance of this.

Custom Portfolio Asset Rebalancing Service

For Contract Owners that have elected the CPP  CPPLI or a Lifetime Income Option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge.  (Note: As of May 1, 2010 Custom Portfolio Asset Rebalancing is available for contracts with Enhanced CPP Programs.  Prior to May 1, 2010 contracts with Enhanced CPP programs were excluded.)  Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations.  Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing.  There are no guarantees that Custom Portfolio will result a profit or protect against loss in a declining market.

Custom Portfolio offers seven asset allocation models.  Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons.  The Contract Owner selects their model and, then selects the specific underlying mutual funds (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio."  Only one "Custom Portfolio" may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.

Note: Contract Owners should consult with a qualified investment adviser regarding the use of Custom Portfolio and to determine which model is appropriate for them.

Once the Contract Owner creates their "Custom Portfolio," that Contract Owner's model is static.  This means that that the percentage allocated to each underlying mutual fund will not change over time, except for quarterly rebalancing, as described below.  Note: allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.

To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to Nationwide's home office.  While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.

Asset Allocation Models available with Custom Portfolio

The following models are available with Custom Portfolio:  The models available when selecting the Custom Portfolio Asset Rebalancing Services can be found under the section "Income Benefit Investment Options" later in this prospectus.

Conservative:                                Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.

Moderately Conservative:          Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.

Balanced:                                       Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.

Moderate:                                      Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.

Capital Appreciation:                   Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.

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Moderately Aggressive1:         Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.

Aggressive:                                 Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.  This model is only available for contracts that elected the CPP or CPPLI Options.

The specific underlying mutual funds available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected.  At that time, Contract Owners elect their model and the specific underlying mutual funds and percentages that will comprise their "Custom Portfolio."

Quarterly Rebalancing

At the end of each calendar quarter, Nationwide will reallocate the Variable Account Contract Value so that the percentages allocated to each underlying mutual fund match the most recently provided percentages provided by the Contract Owner.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter.  Each quarterly rebalancing is considered a transfer event.

However, quarterly rebalancing transfers within your Custom Portfolio are not subject to Short-Term Trading Fees.

Changing Models or Underlying Mutual Fund Allocations

Contract Owners who have elected a Lifetime Income Option may change the underlying mutual fund allocations or percentages within their elected model or may change models and create a new "Custom Portfolio" within that new model.  Contract Owners who have elected the CPP Lifetime Income Option and the CPP Option are not permitted to change models but can change the underlying mutual fund allocations or percentages within their elected model.  To implement one of these changes, Contract Owners must submit new allocation instructions to Nationwide's home office in writing on Nationwide's administrative form.  Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the "Transfer Restrictions" provision.

Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.

Terminating Participation in Custom Portfolio

Contract Owners can terminate participation in Custom Portfolio by submitting a written request to Nationwide's home office.  In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Lifetime Income Option, as applicable.  Termination is effective on the date the termination request is received at Nationwide's home office in good order.

Death Benefits

Death of Contract Owner

If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner.

If no joint owner is named, the contingent owner becomes the Contract Owner.

If no contingent owner is named, the beneficiary becomes the Contract Owner.

If no beneficiary survives the Contract Owner, the last surviving Contract Owner's estate becomes the Contract Owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in "Appendix C: Contract Types and Tax Information."

Death of Annuitant

If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the contingent annuitant becomes the Annuitant and no death benefit is payable.  If no contingent annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

1 On or after March 2, 2009, this model will no longer be available to new investors that have selected the L.Inc option.  If you invested in this model as part of the L.Inc option, prior to March 2, 2009, you are permitted to make subsequent purchase payments as long as you remain invested in this model as part of the L.Inc option.  If you remove all Contract Value from this model as part of the L.Inc option on or after March 2, 2009, you will not be permitted to subsequently transfer Contract Value back into this model.

In addition, the Moderately Aggressive model will also no longer be available for any dollar cost averaging program established on or after March 2, 2009.  Any dollar cost averaging program established prior to March 2, 2009 that includes the Moderately Aggressive model will continue uninterrupted, however, you will not be permitted to increase the percentage of Contract Value that is transferred through your dollar cost averaging program into this investment.

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Death of Contract Owner/Annuitant

If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity (please see the "Annuity Payment Options" section for additional information); or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.    After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or GTO will remain invested and will not be allocated to the available money market Sub-Account.

Death Benefit Calculations

An applicant may elect either the standard death benefit or an available death benefit option offered under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  See the "Operation of the Contract" section for additional information.

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see "Synopsis of the Contracts"). If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.

Standard Death Benefit

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1)
(a) if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	(b) if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(3)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(4)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

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(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

One-Month Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Month Enhanced Death Benefit II Option.  The One-Month Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with Annuitants age 80 or younger at the time of application.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a) if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b) if the contract was issued on or after February 1, 2005:  the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)	if the contract was issued prior to February 1, 2005: the greater of the Contract Value as of the

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date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Month Enhanced Death Benefit Option.  The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.  This option is the same as the One-Month Enhanced Death Benefit II Option except that this option has no restriction on the Annuitant's age and for item (3) above, Nationwide considers the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 86th birthday (less similar adjustments).

Combination Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account, an applicant can elect the Combination Enhanced Death Benefit II Option.  The Combination Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with Annuitants age 75 or younger at the time of application.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b) if the contract was issued on or after February 1, 2005:  the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts surrendered.  The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the Contract Value was reduced on the date of the partial surrender.  Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year.  The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers).  If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	The 5% interest anniversary value.

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The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the Variable Account, an applicant can elect the Combination Enhanced Death Benefit Option.  The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.  This option is the same as the Combination Enhanced Death Benefit II Option except that this option has a lower price and is available for applicants with Annuitants age 80 or younger at the time of application.

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin.  Generally, the Contract Owner designates the Annuity Commencement Date at the time of application.  If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90 for Non-Qualified Contracts and the date the Contract Owner reaches age 70½ for all other contract types.

The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.  The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants)  unless approved by Nationwide.

Annuity Commencement Date and Lifetime Income Options

If the Contract Owner elected a Lifetime Income Option, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the Lifetime Income Option.  Deferring the Annuity Commencement Date may have negative tax consequences.  See "Required Distributions for IRAs, SEP IRAs, Simple IRAs and Roth IRAs" in "Appendix C: Contract Types and Tax Information", the "10% Lifetime Income Option," the "7% Lifetime Income Option," and the "5% Lifetime Income Option" provisions in this prospectus.  Consult a qualified tax adviser.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments.  If the Contract Owner has elected a Lifetime Income Option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the Lifetime Income Option.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above see "Required Distributions" in "Appendix C: Contract Types and Tax Information."

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be moved to the Variable Account prior to the Annuitization Date.  There are no restrictions on Fixed Account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

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Nationwide Allocation Architect program models are not available investment options during annuitization.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

Variable Annuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the "Appendix A: Underlying Mutual Funds."  The Nationwide Allocation Architect and the Static Asset Allocation Models are not available after annuitization.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

•	the Variable Account value on the Annuitization Date;

•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;

•	the annuity payment option elected;

•	the frequency of annuity payments;

•	the Annuitization Date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date.  This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.

The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due.  The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)
multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account for the subsequent Valuation Period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100.  The payment frequency will be changed to an interval that will result in payments of at least $100.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a

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guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  See the "Operation of the Contract" section for additional information.

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see "Synopsis of the Contracts").  If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.  If you are permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant.

Payments will cease with the last payment before the Annuitant's death.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant.  After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Annuitization of Amounts Greater than $5,000,000

Additionally, we may limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, the Contract Owner must:

(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial surrender from the contract;

(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or

(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

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Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

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A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company's litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company's consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v. Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants.  Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint.  On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint.  On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA's directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants.  On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs' motion for preliminary injunction.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On May 23, 2008, the Court granted the defendants'

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motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On July 10, 2009, the Court of Appeals heard oral argument.  NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On September 15, 2008, the Court denied the plaintiffs' motion to vacate judgment and for leave to file an amended complaint.  On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court's dismissal of this case.   NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant's had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  Also on November 6, 2009, the Court denied plaintiffs' motion to strike NFS and NLIC's counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler's motion to intervene.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful "revenue sharing” payments.  NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 03330
Securities Act of 1933 Registration File No. 333-104510

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Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).

FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management U.K. Limited
Investment Objective:	Seeks high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

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Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (formerly, Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

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Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

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Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

Invesco - Invesco V.I. Capital Appreciation Fund: Series II (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

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MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2010
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Designation: STTF

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Effective May 1, 2005 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

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Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

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Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (formerly, Nationwide Variable Insurance
Trust - Gartmore NVIT Emerging Markets Fund: Class II)
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI (formerly, Nationwide Variable Insurance
Trust - Gartmore NVIT Emerging Markets Fund: Class VI)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE»Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Aggressive Fund ("Aggressive Fund" or the "Fund") seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund ("Balanced Fund" or the "Fund") seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund ("Capital Appreciation Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Conservative Fund ("Conservative Fund" or the "Fund") seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations

Designation: STTF, FF

81

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderate Fund ("Moderate Fund" or the "Fund") seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund ("Moderately Aggressive Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund ("Moderately Conservative Fund" or the "Fund") seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Global Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

82

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management L.P.; Neuberger Berman Management, Inc. and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds,
Investment Objective:	The Fund seeks capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:
Aberdeen Asset Management, Inc.; Gartmore Global Partners; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; Waddell & Reed Investment Management Company

Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class II)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTF

83

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Designation: STTF

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

84

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Putnam Investment Management, LLC
Sub-adviser:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

85

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R)
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: STTF

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund (formerly, Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund)
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

86

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.50%) and contracts with all optional benefits available on December 31, 2009 (the maximum Variable Account charge of 2.40%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                  1-800-848-6331, TDD 1-800-238-3035
writing:                                  Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                           www.nationwide.com

The following funds were added to the Variable Account effective May 1, 2010, therefore, no Condensed Financial Information is available:

Janus Aspen Series
•	Global Technology Portfolio: Service II Shares
MFS® Variable Insurance Trust II
•	MFS® International Value Portfolio: Service Class
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Health Sciences Portfolio: II
Van Eck Variable Insurance Products Trust
•	Van Eck VIP Global Hard Assets Fund: Class R1

No Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.730871	12.720770	18.54%	38,452	2009
	18.370232	10.730871	-41.59%	41,730	2008
	17.787012	18.370232	3.28%	54,525	2007
	15.435528	17.787012	15.23%	59,926	2006
	14.981350	15.435528	3.03%	64,727	2005
	13.674879	14.981350	9.55%	81,031	2004
	10.000000	13.674879	36.75%	28,204	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.962794	18.215035	40.52%	31,155	2009
	20.482521	12.962794	-36.71%	13,021	2008
	20.483276	20.482521	0.00%	11,532	2007
	18.208430	20.483276	12.49%	14,972	2006
	17.335345	18.208430	5.04%	18,505	2005
	14.780072	17.335345	17.29%	20,175	2004
	10.000000	14.780072	47.80%	12,682	2003*

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.346347	12.317775	8.56%	194,264	2009
	11.705089	11.346347	-3.06%	138,323	2008
	10.853838	11.705089	7.84%	140,035	2007
	10.846500	10.853838	0.07%	148,307	2006
	10.841796	10.846500	0.04%	215,455	2005
	10.402441	10.841796	4.22%	293,246	2004
	10.000000	10.402441	4.02%	23,642	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.142832	12.926479	16.01%	12,474	2009
	17.332005	11.142832	-35.71%	13,458	2008
	17.674024	17.332005	-1.94%	15,368	2007
	15.359858	17.674024	15.07%	18,895	2006
	14.919143	15.359858	2.95%	19,114	2005
	13.454487	14.919143	10.89%	19,457	2004
	10.000000	13.454487	35.54%	9,068	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	9.473428	12.112273	27.86%	58,882	2009
	12.740429	9.473428	-25.64%	43,749	2008
	13.257079	12.740429	-3.90%	58,589	2007
	11.194253	13.257079	18.43%	45,685	2006
	10.000000	11.194253	11.94%	28,591	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.375500	14.594040	17.93%	100,108	2009
	17.165096	12.375500	-27.90%	107,051	2008
	18.405107	17.165096	-6.74%	130,981	2007
	15.772384	18.405107	16.69%	130,305	2006
	15.270588	15.772384	3.29%	120,546	2005
	13.578460	15.270588	12.46%	50,194	2004
	10.000000	13.578460	35.78%	21,482	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.055694	20.56%	318,118	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.849727	17.056081	23.15%	30,894	2009
	20.352832	13.849727	-31.95%	30,302	2008
	20.800722	20.352832	-2.15%	29,934	2007
	18.456803	20.800722	12.70%	30,453	2006
	17.473166	18.456803	5.63%	28,736	2005
	14.554031	17.473166	20.06%	16,087	2004
	10.000000	14.554031	45.54%	9,499	2003*

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.770291	13.371765	24.15%	160,535	2009
	17.445224	10.770291	-38.26%	135,031	2008
	16.870274	17.445224	3.41%	198,557	2007
	14.865926	16.870274	13.48%	227,058	2006
	14.450953	14.865926	2.87%	254,207	2005
	13.294674	14.450953	8.70%	148,215	2004
	10.000000	13.294674	32.95%	29,905	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.181181	13.461645	20.40%	58,452	2009
	16.152511	11.181181	-30.78%	53,277	2008
	15.348178	16.152511	5.24%	54,246	2007
	13.408091	15.348178	14.47%	59,990	2006
	13.073375	13.408091	2.56%	142,196	2005
	12.664983	13.073375	3.22%	91,051	2004
	10.000000	12.664983	26.65%	20,157	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.557365	10.600657	23.88%	1,468	2009
	13.961310	8.557365	-38.71%	1,181	2008
	15.977355	13.961310	-12.62%	8,968	2007
	15.668356	15.977355	1.97%	9,469	2006
	15.068991	15.668356	3.98%	9,925	2005
	13.776744	15.068991	9.38%	12,011	2004
	10.000000	13.776744	37.77%	9,013	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.682862	13.034189	11.57%	3,816	2009
	16.864129	11.682862	-30.72%	6,494	2008
	15.616649	16.864129	7.99%	6,447	2007
	13.692793	15.616649	14.05%	6,373	2006
	13.668997	13.692793	0.17%	6,297	2005
	12.955995	13.668997	5.50%	5,680	2004
	10.000000	12.955995	29.56%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.011815	11.849368	18.35%	149,356	2009
	10.994700	10.011815	-8.94%	138,279	2008
	10.617292	10.994700	3.55%	167,302	2007
	10.371973	10.617292	2.37%	178,377	2006
	10.426582	10.371973	-0.52%	146,421	2005
	10.245244	10.426582	1.77%	115,310	2004
	10.000000	10.245244	2.45%	67,025	2003*

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	9.081131	11.087677	22.10%	62,547	2009
	12.320382	9.081131	-26.29%	49,355	2008
	11.537307	12.320382	6.79%	52,584	2007
	10.688536	11.537307	7.94%	49,269	2006
	10.000000	10.688536	6.89%	28,118	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.673279	10.982100	26.62%	79,794	2009
	13.103549	8.673279	-33.81%	14,514	2008
	12.098298	13.103549	8.31%	4,579	2007
	10.995042	12.098298	10.03%	3,551	2006
	10.000000	10.995042	9.95%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.302910	10.728285	29.21%	4,723	2009
	13.633841	8.302910	-39.10%	2,098	2008
	12.461790	13.633841	9.41%	2,098	2007
	11.203073	12.461790	11.24%	1,714	2006
	10.000000	11.203073	12.03%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.470654	16.640359	33.44%	402,827	2009
	22.092384	12.470654	-43.55%	476,389	2008
	19.121951	22.092384	15.53%	526,320	2007
	17.420820	19.121951	9.76%	538,766	2006
	15.161375	17.420820	14.90%	397,969	2005
	13.366029	15.161375	13.43%	225,249	2004
	10.000000	13.366029	33.66%	75,850	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.901301	14.392471	45.36%	75,923	2009
	22.047199	9.901301	-55.09%	62,724	2008
	15.369624	22.047199	43.45%	56,917	2007
	13.379879	15.369624	14.87%	33,744	2006
	10.000000	13.379879	33.80%	12,911	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.366212	13.262061	27.94%	200,824	2009
	18.403288	10.366212	-43.67%	219,998	2008
	18.450310	18.403288	-0.25%	252,986	2007
	15.617957	18.450310	18.14%	268,721	2006
	15.018503	15.617957	3.99%	227,904	2005
	13.707361	15.018503	9.57%	188,993	2004
	10.000000	13.707361	37.07%	58,180	2003*

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.936715	12.524797	26.05%	99,806	2009
	19.146049	9.936715	-48.10%	100,053	2008
	15.347522	19.146049	24.75%	101,418	2007
	14.619738	15.347522	4.98%	86,708	2006
	14.067646	14.619738	3.92%	86,653	2005
	13.849434	14.067646	1.58%	58,224	2004
	10.000000	13.849434	38.49%	24,003	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.612749	12.070664	13.74%	553,436	2009
	11.160695	10.612749	-4.91%	463,851	2008
	10.886936	11.160695	2.51%	553,012	2007
	10.613244	10.886936	2.58%	343,712	2006
	10.574067	10.613244	0.37%	128,358	2005
	10.303396	10.574067	2.63%	138,716	2004
	10.000000	10.303396	3.03%	16,849	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.311304	21.076944	37.66%	196,518	2009
	25.739378	15.311304	-40.51%	247,491	2008
	22.658101	25.739378	13.60%	276,789	2007
	20.464047	22.658101	10.72%	346,561	2006
	17.603288	20.464047	16.25%	320,620	2005
	14.336397	17.603288	22.79%	170,150	2004
	10.000000	14.336397	43.36%	76,866	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.262765	17.732455	24.33%	14,162	2009
	25.839336	14.262765	-44.80%	15,437	2008
	22.412859	25.839336	15.29%	19,927	2007
	19.319603	22.412859	16.01%	21,812	2006
	16.511591	19.319603	17.01%	25,357	2005
	14.793419	16.511591	11.61%	50,597	2004
	10.000000	14.793419	47.93%	36,482	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.523725	11.838648	24.31%	110,692	2009
	17.249366	9.523725	-44.79%	123,760	2008
	14.961066	17.249366	15.30%	137,235	2007
	12.891829	14.961066	16.05%	172,012	2006
	11.021859	12.891829	16.97%	224,413	2005
	10.000000	11.021859	10.22%	129,864	2004*

91

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.718880	16.592308	54.80%	31,056	2009
	22.339573	10.718880	-52.02%	33,910	2008
	21.511165	22.339573	3.85%	41,767	2007
	18.824378	21.511165	14.27%	47,065	2006
	18.657454	18.824378	0.89%	46,141	2005
	16.638834	18.657454	12.13%	39,686	2004
	10.000000	16.638834	66.39%	6,841	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.862729	10.501643	33.56%	204,218	2009
	11.347958	7.862729	-30.71%	213,484	2008
	11.104529	11.347958	2.19%	224,231	2007
	10.000000	11.104529	11.05%	103,528	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.654333	13.470559	15.58%	161,857	2009
	16.230465	11.654333	-28.19%	187,562	2008
	16.934138	16.230465	-4.16%	268,767	2007
	14.677976	16.934138	15.37%	328,035	2006
	14.407223	14.677976	1.88%	381,661	2005
	13.177260	14.407223	9.33%	223,647	2004
	10.000000	13.177260	31.77%	27,376	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.748819	17.491065	27.22%	170,191	2009
	20.838949	13.748819	-34.02%	102,925	2008
	21.673902	20.838949	-3.85%	122,406	2007
	18.809032	21.673902	15.23%	126,230	2006
	17.555543	18.809032	7.14%	110,215	2005
	14.402664	17.555543	21.89%	53,905	2004
	10.000000	14.402664	44.03%	10,437	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.589253	8.453884	28.30%	28,736	2009
	10.000000	6.589253	-34.11%	934	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	9.457058	16.081316	70.05%	54,105	2009
	20.286847	9.457058	-53.38%	54,582	2008
	16.004509	20.286847	26.76%	53,902	2007
	12.676816	16.004509	26.25%	62,648	2006
	10.000000	12.676816	26.77%	30,032	2005*

92

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.931292	18.805431	34.99%	16,616	2009
	23.722483	13.931292	-41.27%	17,841	2008
	20.861110	23.722483	13.72%	19,662	2007
	17.438189	20.861110	19.63%	20,368	2006
	16.068940	17.438189	8.52%	23,905	2005
	13.763401	16.068940	16.75%	32,352	2004
	10.000000	13.763401	37.63%	22,366	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.973038	13.477507	35.14%	242,665	2009
	16.986332	9.973038	-41.29%	464,824	2008
	14.938890	16.986332	13.71%	397,466	2007
	12.486051	14.938890	19.64%	330,957	2006
	11.509431	12.486051	8.49%	192,786	2005
	10.000000	11.509431	15.09%	73,229	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3- Q/NQ	12.440136	14.543311	16.91%	99,108	2009
	11.891510	12.440136	4.61%	117,667	2008
	10.873883	11.891510	9.36%	83,887	2007
	9.782619	10.873883	11.16%	57,285	2006
	10.000000	9.782619	-2.17%	1,562	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.717490	11.554805	18.91%	27,899	2009
	17.195532	9.717490	-43.49%	31,684	2008
	15.625489	17.195532	10.05%	33,648	2007
	14.956719	15.625489	4.47%	32,136	2006
	13.984209	14.956719	6.95%	44,554	2005
	13.351626	13.984209	4.74%	19,901	2004
	10.000000	13.351626	33.52%	4,307	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	11.071955	15.485271	39.86%	26,333	2009
	21.260802	11.071955	-47.92%	24,468	2008
	19.526618	21.260802	8.88%	24,077	2007
	17.051255	19.526618	14.52%	26,918	2006
	15.842196	17.051255	7.63%	55,613	2005
	13.952921	15.842196	13.54%	44,827	2004
	10.000000	13.952921	39.53%	1,910	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.845474	18.45%	174,318	2009*

93

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.741602	15.761251	23.70%	30,105	2009
	15.410684	12.741602	-17.32%	30,147	2008
	14.187133	15.410684	8.62%	37,241	2007
	13.044049	14.187133	8.76%	35,386	2006
	12.299857	13.044049	6.05%	36,219	2005
	11.530862	12.299857	6.67%	36,232	2004
	10.000000	11.530862	15.31%	25,707	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.742191	18.326532	43.83%	51,087	2009
	23.229688	12.742191	-45.15%	32,513	2008
	17.261496	23.229688	34.58%	18,485	2007
	16.059602	17.261496	7.48%	7,631	2006
	14.484651	16.059602	10.87%	6,190	2005
	12.465371	14.484651	16.20%	6,431	2004
	10.000000	12.465371	24.65%	2,757	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.700146	22.401431	76.39%	77,036	2009
	26.980652	12.700146	-52.93%	71,019	2008
	21.389021	26.980652	26.14%	54,744	2007
	14.801813	21.389021	44.50%	38,358	2006
	11.382164	14.801813	30.04%	2,910	2005
	10.000000	11.382164	13.82%	1,988	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.748459	33.069771	76.39%	1,737	2009
	39.845727	18.748459	-52.95%	1,737	2008
	31.601309	39.845727	26.09%	3,638	2007
	21.878975	31.601309	44.44%	4,423	2006
	16.834176	21.878975	29.97%	4,646	2005
	14.399651	16.834176	16.91%	5,417	2004
	10.000000	14.399651	44.00%	5,770	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.981444	13.675509	37.01%	99,624	2009
	16.080133	9.981444	-37.93%	110,429	2008
	14.705122	16.080133	9.35%	140,845	2007
	13.912238	14.705122	5.70%	152,562	2006
	13.550739	13.912238	2.67%	225,225	2005
	12.622915	13.550739	7.35%	141,692	2004
	10.000000	12.622915	26.23%	23,821	2003*

94

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.961686	15.633669	20.61%	323,161	2009
	19.565668	12.961686	-33.75%	128,877	2008
	18.463204	19.565668	5.97%	143,722	2007
	15.554069	18.463204	18.70%	134,800	2006
	14.831129	15.554069	4.87%	109,006	2005
	13.112910	14.831129	13.10%	34,542	2004
	10.000000	13.112910	31.13%	16,798	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.015480	10.063733	11.63%	287,923	2009
	10.572577	9.015480	-14.73%	440,558	2008
	10.245588	10.572577	3.19%	474,174	2007
	9.981752	10.245588	2.64%	327,800	2006
	9.989171	9.981752	-0.07%	172,876	2005
	10.062877	9.989171	-0.73%	185,260	2004
	10.000000	10.062877	0.63%	16,371	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.266799	11.204734	20.91%	9,574	2009
	15.543881	9.266799	-40.38%	11,939	2008
	15.701067	15.543881	-1.00%	13,281	2007
	15.144158	15.701067	3.68%	13,444	2006
	14.941199	15.144158	1.36%	11,216	2005
	13.558368	14.941199	10.20%	5,806	2004
	10.000000	13.558368	35.58%	434	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.187919	13.188779	29.46%	65,734	2009
	17.080312	10.187919	-40.35%	81,963	2008
	16.114937	17.080312	5.99%	388,211	2007
	14.388098	16.114937	12.00%	260,719	2006
	13.669252	14.388098	5.26%	55,998	2005
	12.250550	13.669252	11.58%	24,200	2004
	10.000000	12.250550	22.51%	1,442	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.304382	13.04%	2,021	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.425615	24.26%	5,611	2009*

95

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.557697	9.187384	21.56%	2,175,920	2009
	10.926297	7.557697	-30.83%	1,355,969	2008
	10.451726	10.926297	4.54%	1,054,194	2007
	10.000000	10.451726	4.52%	517,091	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.395078	10.378523	10.47%	418,662	2009
	10.582931	9.395078	-11.22%	197,629	2008
	10.433824	10.582931	1.43%	117,718	2007
	10.000000	10.433824	4.34%	27,836	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.307804	10.192912	39.48%	295,570	2009
	12.090799	7.307804	-39.56%	185,843	2008
	10.734006	12.090799	12.64%	145,718	2007
	10.000000	10.734006	7.34%	54,435	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.213995	8.494561	36.70%	447,016	2009
	11.308815	6.213995	-45.05%	396,280	2008
	10.261053	11.308815	10.21%	289,188	2007
	10.000000	10.261053	2.61%	111,552	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.974146	7.690526	28.73%	648,432	2009
	9.792857	5.974146	-38.99%	343,036	2008
	10.000000	9.792857	-2.07%	122,205	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.242829	14.730201	43.81%	16,959	2009
	14.440825	10.242829	-29.07%	20,611	2008
	14.216296	14.440825	1.58%	46,831	2007
	13.048580	14.216296	8.95%	53,179	2006
	12.938758	13.048580	0.85%	69,671	2005
	11.931120	12.938758	8.45%	57,966	2004
	10.000000	11.931120	19.31%	12,466	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.181762	11.772757	43.89%	47,718	2009
	11.552447	8.181762	-29.18%	83,516	2008
	11.369143	11.552447	1.61%	75,514	2007
	10.435727	11.369143	8.94%	93,292	2006
	10.000000	10.435727	4.36%	91,968	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.452556	6.952510	27.51%	56,174	2009
	10.000000	5.452556	-45.47%	15,714	2008*

96

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.282433	32.82%	5,567	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.102388	7.687700	50.67%	16,951	2009
	10.000000	5.102388	-48.98%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.114345	7.905921	29.30%	364,266	2009
	10.000000	6.114345	-38.86%	469,487	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.348539	8.079041	27.26%	11,027	2009
	10.000000	6.348539	-36.51%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.908776	9.334244	18.02%	248,936	2009
	10.000000	7.908776	-20.91%	43,464	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.187575	8.790510	22.30%	764,845	2009
	10.000000	7.187575	-28.12%	98,101	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.057536	10.083319	11.33%	70,189	2009
	10.000000	9.057536	-9.42%	12,138	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.544912	9.062813	20.12%	504,965	2009
	10.000000	7.544912	-24.55%	36,208	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.824993	8.509389	24.68%	211,611	2009
	10.000000	6.824993	-31.75%	248,110	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.288260	9.607347	15.92%	270,753	2009
	10.000000	8.288260	-17.12%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.823684	10.507651	6.96%	174,951	2009
	10.000000	9.823684	-1.76%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.829489	11.273445	14.69%	12,660	2009
	10.000000	9.829489	-1.71%	0	2008*

97

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.543325	33.001367	60.64%	1,529	2009
	49.576391	20.543325	-58.56%	1,846	2008
	34.668051	49.576391	43.00%	2,414	2007
	25.818435	34.668051	34.28%	2,613	2006
	19.806685	25.818435	30.35%	4,055	2005
	16.696081	19.806685	18.63%	6,952	2004
	10.000000	16.696081	66.96%	4,735	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.253178	19.683842	60.64%	81,075	2009
	29.523513	12.253178	-58.50%	84,097	2008
	20.608665	29.523513	43.26%	76,011	2007
	15.320839	20.608665	34.51%	69,031	2006
	11.739471	15.320839	30.51%	61,860	2005
	10.000000	11.739471	17.39%	20,866	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.871712	12.008019	1.15%	548,494	2009
	11.188756	11.871712	6.10%	625,033	2008
	10.601174	11.188756	5.54%	590,019	2007
	10.414200	10.601174	1.80%	430,578	2006
	10.238215	10.414200	1.72%	171,967	2005
	10.065763	10.238215	1.71%	140,901	2004
	10.000000	10.065763	0.66%	123,118	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.554722	8.303543	26.68%	23,668	2009
	11.693487	6.554722	-43.95%	8,771	2008
	10.853520	11.693487	7.74%	8,414	2007
	10.000000	10.853520	8.54%	8,414	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.260523	15.362132	25.30%	220,049	2009
	19.708994	12.260523	-37.79%	168,617	2008
	18.885516	19.708994	4.36%	189,800	2007
	16.405054	18.885516	15.12%	166,269	2006
	15.430298	16.405054	6.32%	140,504	2005
	13.738255	15.430298	13.32%	89,098	2004
	10.000000	13.738255	37.38%	31,177	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.523426	15.23%	47,616	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.082047	20.82%	251,815	2009*

98

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.326919	12.170590	7.45%	266,178	2009
	12.236402	11.326919	-7.43%	181,458	2008
	11.789358	12.236402	3.79%	153,253	2007
	11.273492	11.789358	4.58%	154,514	2006
	11.078342	11.273492	1.76%	185,275	2005
	10.747049	11.078342	3.08%	161,007	2004
	10.000000	10.747049	7.47%	18,838	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.824394	13.875751	17.35%	1,368,149	2009
	15.630125	11.824394	-24.35%	1,299,337	2008
	15.019422	15.630125	4.07%	1,355,851	2007
	13.692941	15.019422	9.69%	1,368,190	2006
	13.195663	13.692941	3.77%	915,211	2005
	12.230307	13.195663	7.89%	513,874	2004
	10.000000	12.230307	22.30%	250,991	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.130524	14.863119	22.53%	900,385	2009
	17.950280	12.130524	-32.42%	902,816	2008
	17.169154	17.950280	4.55%	869,061	2007
	15.217195	17.169154	12.83%	763,448	2006
	14.427898	15.217195	5.47%	333,789	2005
	13.067345	14.427898	10.41%	145,781	2004
	10.000000	13.067345	30.67%	38,122	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.604444	13.094807	12.84%	336,851	2009
	13.867459	11.604444	-16.32%	366,518	2008
	13.300458	13.867459	4.26%	388,112	2007
	12.453507	13.300458	6.80%	444,216	2006
	12.099836	12.453507	2.92%	380,118	2005
	11.463419	12.099836	5.55%	270,252	2004
	10.000000	11.463419	14.63%	50,259	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.943537	17.435491	34.70%	47,139	2009
	20.682540	12.943537	-37.42%	39,536	2008
	19.523333	20.682540	5.94%	44,903	2007
	18.036183	19.523333	8.25%	60,139	2006
	16.333804	18.036183	10.42%	52,290	2005
	14.328349	16.333804	14.00%	23,906	2004
	10.000000	14.328349	43.28%	9,755	2003*

99

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.639112	10.483924	-1.46%	609,771	2009
	10.583772	10.639112	0.52%	630,374	2008
	10.254373	10.583772	3.21%	559,099	2007
	9.958934	10.254373	2.97%	410,849	2006
	9.847439	9.958934	1.13%	182,168	2005
	9.916936	9.847439	-0.70%	141,620	2004
	10.000000	9.916936	-0.83%	106,497	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.001778	12.253659	22.51%	100,691	2009
	12.276967	10.001778	-18.53%	71,772	2008
	11.913924	12.276967	3.05%	63,543	2007
	11.536687	11.913924	3.27%	77,725	2006
	11.461997	11.536687	0.65%	82,328	2005
	10.922848	11.461997	4.94%	61,731	2004
	10.000000	10.922848	9.23%	27,564	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.062787	8.128145	34.07%	372,402	2009
	10.000000	6.062787	-39.37%	383,040	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.516747	14.691447	27.57%	3,383	2009
	21.846587	11.516747	-47.28%	4,087	2008
	21.596200	21.846587	1.16%	4,591	2007
	17.911539	21.596200	20.57%	5,144	2006
	16.266338	17.911539	10.11%	5,144	2005
	13.761705	16.266338	18.20%	5,508	2004
	10.000000	13.761705	37.62%	3,106	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.127209	10.366189	27.55%	75,522	2009
	15.408976	8.127209	-47.26%	204,737	2008
	15.233886	15.408976	1.15%	271,550	2007
	12.634324	15.233886	20.58%	185,429	2006
	11.472337	12.634324	10.13%	159,160	2005
	10.000000	11.472337	14.72%	87,671	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.296627	8.022668	27.41%	249,393	2009
	10.000000	6.296627	-37.03%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.284757	7.887411	25.50%	169,407	2009
	10.000000	6.284757	-37.15%	3,934	2008*

100

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.207089	7.746878	24.81%	282,664	2009
	10.000000	6.207089	-37.93%	145,995	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.689909	8.597378	28.51%	190,510	2009
	10.000000	6.689909	-33.10%	283,258	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	9.377241	11.747672	25.28%	18,801	2009
	17.807128	9.377241	-47.34%	18,208	2008
	16.511159	17.807128	7.85%	19,486	2007
	16.276050	16.511159	1.44%	18,236	2006
	15.336796	16.276050	6.12%	13,734	2005
	13.758533	15.336796	11.47%	9,183	2004
	10.000000	13.758533	37.59%	1,830	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.720947	17.010167	23.97%	18,439	2009
	20.576528	13.720947	-33.32%	22,756	2008
	22.519622	20.576528	-8.63%	25,918	2007
	19.523677	22.519622	15.35%	27,750	2006
	19.283784	19.523677	1.24%	34,205	2005
	16.733305	19.283784	15.24%	35,584	2004
	10.000000	16.733305	67.33%	13,335	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.700907	16.817669	32.41%	65,044	2009
	20.917473	12.700907	-39.28%	96,284	2008
	20.842898	20.917473	0.36%	105,265	2007
	18.934269	20.842898	10.08%	123,393	2006
	17.161314	18.934269	10.33%	121,344	2005
	14.667440	17.161314	17.00%	76,276	2004
	10.000000	14.667440	46.67%	28,688	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.204910	12.620735	23.67%	242,190	2009
	17.744200	10.204910	-42.49%	309,830	2008
	16.697857	17.744200	6.27%	296,021	2007
	14.948217	16.697857	11.70%	202,332	2006
	14.177151	14.948217	5.44%	21,559	2005
	13.140251	14.177151	7.89%	9,000	2004
	10.000000	13.140251	31.40%	1,889	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.576620	7.169085	28.56%	171,655	2009
	10.000000	5.576620	-44.23%	2,202	2008*

101

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.843634	10.385334	5.50%	112,197	2009
	10.000000	9.843634	-1.56%	6,639	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.907173	29.07%	1,902	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.903630	29.04%	265,008	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.869643	13.733204	26.34%	251,172	2009
	17.577757	10.869643	-38.16%	302,335	2008
	18.324603	17.577757	-4.08%	456,721	2007
	16.098052	18.324603	13.83%	445,090	2006
	15.721293	16.098052	2.40%	337,027	2005
	13.631643	15.721293	15.33%	217,018	2004
	10.000000	13.631643	36.32%	60,088	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.429104	13.388392	41.99%	89,431	2009
	17.617412	9.429104	-46.48%	94,209	2008
	15.709898	17.617412	12.14%	102,751	2007
	14.810791	15.709898	6.07%	101,932	2006
	14.338489	14.810791	3.29%	105,375	2005
	13.653538	14.338489	5.02%	81,166	2004
	10.000000	13.653538	36.54%	15,334	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.190974	12.618246	37.29%	115,196	2009
	15.642402	9.190974	-41.24%	139,778	2008
	14.974661	15.642402	4.46%	160,229	2007
	12.949029	14.974661	15.64%	167,478	2006
	11.526477	12.949029	12.34%	136,117	2005
	10.000000	11.526477	15.26%	67,107	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	14.138865	19.407591	37.26%	11,263	2009
	24.056933	14.138865	-41.23%	11,667	2008
	23.025091	24.056933	4.48%	12,811	2007
	19.916503	23.025091	15.61%	13,851	2006
	17.726536	19.916503	12.35%	16,063	2005
	15.138497	17.726536	17.10%	21,472	2004
	10.000000	15.138497	51.38%	22,157	2003*

102

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.010477	2.503456	24.52%	52,661	2009
	9.551892	2.010477	-78.95%	21,345	2008
	10.000000	9.551892	-4.48%	11,821	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.899270	3.596868	24.06%	14,472	2009
	13.737757	2.899270	-78.90%	17,935	2008
	14.013823	13.737757	-1.97%	28,457	2007
	13.024940	14.013823	7.59%	47,456	2006
	12.962824	13.024940	0.48%	49,732	2005
	12.103355	12.962824	7.10%	32,026	2004
	10.000000	12.103355	21.03%	8,972	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.293674	12.977665	26.07%	330,905	2009
	17.027853	10.293674	-39.55%	389,467	2008
	16.599446	17.027853	2.58%	399,394	2007
	14.684344	16.599446	13.04%	334,580	2006
	14.097983	14.684344	4.16%	134,326	2005
	13.113389	14.097983	7.51%	54,684	2004
	10.000000	13.113389	31.13%	20,326	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.843339	17.316587	34.83%	35,883	2009
	21.032409	12.843339	-38.94%	120,187	2008
	21.655942	21.032409	-2.88%	108,602	2007
	19.174248	21.655942	12.94%	91,450	2006
	17.741782	19.174248	8.07%	42,375	2005
	15.113211	17.741782	17.39%	21,085	2004
	10.000000	15.113211	51.13%	2,339	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.856139	8.56%	18,579	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.935503	9.36%	220,801	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	8.903096	11.383923	27.86%	8,073	2009
	14.744659	8.903096	-39.62%	10,040	2008
	15.932624	14.744659	-7.46%	11,567	2007
	13.954292	15.932624	14.18%	12,449	2006
	13.462337	13.954292	3.65%	15,662	2005
	12.300530	13.462337	9.45%	13,169	2004
	10.000000	12.300530	23.01%	3,270	2003*

103

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.880985	14.585568	22.76%	4,873	2009
	21.521013	11.880985	-44.79%	5,728	2008
	20.163472	21.521013	6.73%	7,344	2007
	16.027022	20.163472	25.81%	7,701	2006
	14.501533	16.027022	10.52%	8,148	2005
	12.670326	14.501533	14.45%	11,759	2004
	10.000000	12.670326	26.70%	4,920	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.461847	13.660698	61.44%	3,097	2009
	13.643309	8.461847	-37.98%	3,097	2008
	13.127530	13.643309	3.93%	2,526	2007
	12.639856	13.127530	3.86%	5,956	2006
	12.140643	12.639856	4.11%	8,997	2005
	11.734923	12.140643	3.46%	9,093	2004
	10.000000	11.734923	17.35%	7,463	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.550156	10.544942	39.67%	62,736	2009
	13.366098	7.550156	-43.51%	253,799	2008
	12.064049	13.366098	10.79%	147,232	2007
	11.202220	12.064049	7.69%	68,215	2006
	10.000000	11.202220	12.02%	66,194	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.840453	9.672940	23.37%	91,745	2009
	12.489431	7.840453	-37.22%	116,107	2008
	12.307765	12.489431	1.48%	104,864	2007
	10.530866	12.307765	16.87%	93,039	2006
	10.000000	10.530866	5.31%	33,384	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.896836	10.662845	7.74%	150,512	2009
	11.220751	9.896836	-11.80%	370,170	2008
	10.827538	11.220751	3.63%	438,890	2007
	10.614013	10.827538	2.01%	308,221	2006
	10.367358	10.614013	2.38%	154,979	2005
	10.113318	10.367358	2.51%	96,299	2004
	10.000000	10.113318	1.13%	27,281	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.436666	18.502313	28.16%	4,370	2009
	17.238977	14.436666	-16.26%	5,092	2008
	16.450955	17.238977	4.79%	7,228	2007
	15.072436	16.450955	9.15%	7,794	2006
	13.645353	15.072436	10.46%	8,984	2005
	12.584719	13.645353	8.43%	9,531	2004
	10.000000	12.584719	25.85%	6,978	2003*

104

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.724323	13.117389	50.35%	8,972	2009

105

Maximum Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.167288	11.942518	17.46%	313	2009
	17.566454	10.167288	-42.12%	313	2008
	17.166433	17.566454	2.33%	400	2007
	15.033932	17.166433	14.18%	400	2006
	14.725723	15.033932	2.09%	400	2005
	13.565446	14.725723	8.55%	400	2004
	10.000000	13.565446	35.65%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.282067	17.100771	39.23%	0	2009
	19.586401	12.282067	-37.29%	0	2008
	19.768756	19.586401	-0.92%	0	2007
	17.734824	19.768756	11.47%	0	2006
	17.039629	17.734824	4.08%	0	2005
	14.661856	17.039629	16.22%	0	2004
	10.000000	14.661856	46.62%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.738353	11.551209	7.57%	0	2009
	11.180025	10.738353	-3.95%	0	2008
	10.463084	11.180025	6.85%	0	2007
	10.552161	10.463084	-0.84%	1,542	2006
	10.644579	10.552161	-0.87%	1,542	2005
	10.307393	10.644579	3.27%	1,542	2004
	10.000000	10.307393	3.07%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.557676	12.135704	14.95%	158	2009
	16.573641	10.557676	-36.30%	158	2008
	17.057428	16.573641	-2.84%	158	2007
	14.960263	17.057428	14.02%	158	2006
	14.664594	14.960263	2.02%	158	2005
	13.346817	14.664594	9.87%	158	2004
	10.000000	13.346817	33.47%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	9.159881	11.604397	26.69%	0	2009
	12.432558	9.159881	-26.32%	0	2008
	13.056693	12.432558	-4.78%	0	2007
	11.126388	13.056693	17.35%	0	2006
	10.000000	11.126388	11.26%	0	2005*

106

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.725634	13.701296	16.85%	2,113	2009
	16.414001	11.725634	-28.56%	2,089	2008
	17.762994	16.414001	-7.59%	2,271	2007
	15.362035	17.762994	15.63%	2,193	2006
	15.010011	15.362035	2.35%	2,217	2005
	13.469780	15.010011	11.43%	2,056	2004
	10.000000	13.469780	34.70%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.982048	19.82%	8,476	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.122465	16.012711	22.03%	0	2009
	19.462376	13.122465	-32.58%	167	2008
	20.075193	19.462376	-3.05%	335	2007
	17.976834	20.075193	11.67%	335	2006
	17.175156	17.976834	4.67%	335	2005
	14.437650	17.175156	18.96%	0	2004
	10.000000	14.437650	44.38%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.204691	12.553785	23.02%	34,273	2009
	16.681925	10.204691	-38.83%	39,181	2008
	16.281704	16.681925	2.46%	53,459	2007
	14.479184	16.281704	12.45%	4,075	2006
	14.204392	14.479184	1.93%	4,281	2005
	13.188293	14.204392	7.70%	4,053	2004
	10.000000	13.188293	31.88%	164	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.594037	12.638232	19.30%	0	2009
	15.445686	10.594037	-31.41%	0	2008
	14.812626	15.445686	4.27%	0	2007
	13.059200	14.812626	13.43%	5,821	2006
	12.850257	13.059200	1.63%	5,851	2005
	12.563613	12.850257	2.28%	5,271	2004
	10.000000	12.563613	25.64%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.107832	9.951947	22.74%	0	2009
	13.350271	8.107832	-39.27%	0	2008
	15.419875	13.350271	-13.42%	0	2007
	15.260764	15.419875	1.04%	0	2006
	14.811886	15.260764	3.03%	0	2005
	13.666532	14.811886	8.38%	0	2004
	10.000000	13.666532	36.67%	0	2003*

107

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.069359	12.236859	10.55%	0	2009
	16.126182	11.069359	-31.36%	0	2008
	15.071744	16.126182	7.00%	0	2007
	13.336513	15.071744	13.01%	0	2006
	13.435747	13.336513	-0.74%	0	2005
	12.852316	13.435747	4.54%	0	2004
	10.000000	12.852316	28.52%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.486055	11.124607	17.27%	0	2009
	10.513384	9.486055	-9.77%	0	2008
	10.246616	10.513384	2.60%	0	2007
	10.101910	10.246616	1.43%	0	2006
	10.248489	10.101910	-1.43%	0	2005
	10.163117	10.248489	0.84%	0	2004
	10.000000	10.163117	1.63%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.780596	10.622805	20.98%	0	2009
	12.022652	8.780596	-26.97%	0	2008
	11.362864	12.022652	5.81%	0	2007
	10.623715	11.362864	6.96%	0	2006
	10.000000	10.623715	6.24%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.386197	10.521587	25.46%	0	2009
	12.786907	8.386197	-34.42%	0	2008
	11.915395	12.786907	7.31%	0	2007
	10.928377	11.915395	9.03%	0	2006
	10.000000	10.928377	9.28%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.028052	10.278354	28.03%	0	2009
	13.304385	8.028052	-39.66%	0	2008
	12.273396	13.304385	8.40%	0	2007
	11.135158	12.273396	10.22%	0	2006
	10.000000	11.135158	11.35%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.815785	15.622477	32.22%	589	2009
	21.125878	11.815785	-44.07%	589	2008
	18.454861	21.125878	14.47%	3,851	2007
	16.967663	18.454861	8.76%	8,028	2006
	14.902685	16.967663	13.86%	5,205	2005
	13.259079	14.902685	12.40%	5,158	2004
	10.000000	13.259079	32.59%	0	2003*

108

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.573439	13.788695	44.03%	0	2009
	21.514558	9.573439	-55.50%	304	2008
	15.137362	21.514558	42.13%	304	2007
	13.298875	15.137362	13.82%	304	2006
	10.000000	13.298875	32.99%	304	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.821749	12.450652	26.77%	1,627	2009
	17.598043	9.821749	-44.19%	1,712	2008
	17.806618	17.598043	-1.17%	1,395	2007
	15.211627	17.806618	17.06%	1,365	2006
	14.762249	15.211627	3.04%	1,419	2005
	13.597681	14.762249	8.56%	1,238	2004
	10.000000	13.597681	35.98%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.414779	11.758494	24.89%	2,127	2009
	18.308274	9.414779	-48.58%	2,031	2008
	14.811943	18.308274	23.60%	2,149	2007
	14.239339	14.811943	4.02%	8,818	2006
	13.827562	14.239339	2.98%	8,724	2005
	13.738615	13.827562	0.65%	8,252	2004
	10.000000	13.738615	37.39%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.055439	11.332348	12.70%	573	2009
	10.672126	10.055439	-5.78%	483	2008
	10.506855	10.672126	1.57%	1,153	2007
	10.336916	10.506855	1.64%	865	2006
	10.393468	10.336916	-0.54%	0	2005
	10.220804	10.393468	1.69%	0	2004
	10.000000	10.220804	2.21%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.507346	19.787872	36.40%	1,259	2009
	24.613346	14.507346	-41.06%	1,259	2008
	21.867734	24.613346	12.56%	1,259	2007
	19.931837	21.867734	9.71%	5,457	2006
	17.303008	19.931837	15.19%	5,505	2005
	14.221699	17.303008	21.67%	5,951	2004
	10.000000	14.221699	42.22%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.513841	16.647757	23.19%	0	2009
	24.708942	13.513841	-45.31%	0	2008
	21.631057	24.708942	14.23%	0	2007
	18.817129	21.631057	14.95%	0	2006
	16.229931	18.817129	15.94%	0	2005
	14.675101	16.229931	10.60%	0	2004
	10.000000	14.675101	46.75%	0	2003*

109

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.124698	11.238942	23.17%	0	2009
	16.679478	9.124698	-45.29%	0	2008
	14.600896	16.679478	14.24%	0	2007
	12.697142	14.600896	14.99%	0	2006
	10.955164	12.697142	15.90%	0	2005
	10.000000	10.955164	9.55%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.155901	15.577185	53.38%	0	2009
	21.362284	10.155901	-52.46%	0	2008
	20.760838	21.362284	2.90%	0	2007
	18.334807	20.760838	13.23%	0	2006
	18.339265	18.334807	-0.02%	0	2005
	16.505852	18.339265	11.11%	0	2004
	10.000000	16.505852	65.06%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.672400	10.153879	32.34%	0	2009
	11.175523	7.672400	-31.35%	0	2008
	11.037182	11.175523	1.25%	0	2007
	10.000000	11.037182	10.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.042301	12.646482	14.53%	1,202	2009
	15.520249	11.042301	-28.85%	1,226	2008
	16.343309	15.520249	-5.04%	2,688	2007
	14.296091	16.343309	14.32%	9,068	2006
	14.161382	14.296091	0.95%	6,864	2005
	13.071811	14.161382	8.34%	6,098	2004
	10.000000	13.071811	30.72%	162	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.026819	16.421012	26.06%	195	2009
	19.927201	13.026819	-34.63%	0	2008
	20.917891	19.927201	-4.74%	0	2007
	18.319860	20.917891	14.18%	0	2006
	17.256120	18.319860	6.16%	0	2005
	14.287477	17.256120	20.78%	0	2004
	10.000000	14.287477	42.87%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.548953	8.325434	27.13%	0	2009
	10.000000	6.548953	-34.51%	0	2008*

110

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	9.144014	15.407057	68.49%	0	2009
	19.796830	9.144014	-53.81%	160	2008
	15.762654	19.796830	25.59%	160	2007
	12.600033	15.762654	25.10%	160	2006
	10.000000	12.600033	26.00%	160	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.199814	17.655265	33.75%	0	2009
	22.684654	13.199814	-41.81%	0	2008
	20.133364	22.684654	12.67%	0	2007
	16.984548	20.133364	18.54%	0	2006
	15.794791	16.984548	7.53%	0	2005
	13.653271	15.794791	15.69%	0	2004
	10.000000	13.653271	36.53%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.555241	12.794950	33.91%	274	2009
	16.425141	9.555241	-41.83%	1,154	2008
	14.579250	16.425141	12.66%	1,800	2007
	12.297462	14.579250	18.55%	1,733	2006
	11.439805	12.297462	7.50%	927	2005
	10.000000	11.439805	14.40%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3- Q/NQ	12.028607	13.933746	15.84%	0	2009
	11.604135	12.028607	3.66%	0	2008
	10.709452	11.604135	8.35%	0	2007
	9.723251	10.709452	10.14%	0	2006
	10.000000	9.723251	-2.77%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.207106	10.847943	17.82%	1,417	2009
	16.443058	9.207106	-44.01%	1,494	2008
	15.080259	16.443058	9.04%	1,734	2007
	14.567589	15.080259	3.52%	1,782	2006
	13.745581	14.567589	5.98%	1,832	2005
	13.244803	13.745581	3.78%	1,832	2004
	10.000000	13.244803	32.45%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.490410	14.537893	38.58%	0	2009
	20.330496	10.490410	-48.40%	0	2008
	18.845330	20.330496	7.88%	0	2007
	16.607666	18.845330	13.47%	4,624	2006
	15.571898	16.607666	6.65%	4,843	2005
	13.841282	15.571898	12.50%	4,909	2004
	10.000000	13.841282	38.41%	0	2003*

111

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.773123	17.73%	5,542	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.072551	14.797281	22.57%	0	2009
	14.736249	12.072551	-18.08%	0	2008
	13.692007	14.736249	7.63%	0	2007
	12.704566	13.692007	7.77%	0	2006
	12.089875	12.704566	5.08%	0	2005
	11.438508	12.089875	5.69%	0	2004
	10.000000	11.438508	14.39%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.072964	17.205426	42.51%	0	2009
	22.213295	12.072964	-45.65%	0	2008
	16.659175	22.213295	33.34%	0	2007
	15.641781	16.659175	6.50%	0	2006
	14.237460	15.641781	9.86%	0	2005
	12.365582	14.237460	15.14%	0	2004
	10.000000	12.365582	23.66%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.168060	21.266882	74.78%	1,454	2009
	26.089636	12.168060	-53.36%	399	2008
	20.874311	26.089636	24.98%	152	2007
	14.578351	20.874311	43.19%	201	2006
	11.313287	14.578351	28.86%	0	2005
	10.000000	11.313287	13.13%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.763998	31.047157	74.78%	0	2009
	38.103065	17.763998	-53.38%	0	2008
	30.499218	38.103065	24.93%	0	2007
	21.309989	30.499218	43.12%	0	2006
	16.546978	21.309989	28.78%	0	2005
	14.284449	16.546978	15.84%	0	2004
	10.000000	14.284449	42.84%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.457199	12.838881	35.76%	332	2009
	15.376435	9.457199	-38.50%	925	2008
	14.191951	15.376435	8.35%	1,018	2007
	13.550232	14.191951	4.74%	6,995	2006
	13.319487	13.550232	1.73%	6,813	2005
	12.521890	13.319487	6.37%	5,882	2004
	10.000000	12.521890	25.22%	0	2003*

112

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.281065	14.677396	19.51%	5,113	2009
	18.709634	12.281065	-34.36%	4,988	2008
	17.819068	18.709634	5.00%	7,179	2007
	15.149396	17.819068	17.62%	5,822	2006
	14.578054	15.149396	3.92%	5,612	2005
	13.007946	14.578054	12.07%	5,643	2004
	10.000000	13.007946	30.08%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.542060	9.448186	10.61%	2,320	2009
	10.109792	8.542060	-15.51%	2,260	2008
	9.887928	10.109792	2.24%	3,261	2007
	9.721871	9.887928	1.71%	3,257	2006
	9.818562	9.721871	-0.98%	2,571	2005
	9.982221	9.818562	-1.64%	2,132	2004
	10.000000	9.982221	-0.18%	153	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.780080	10.519198	19.81%	1,047	2009
	14.863630	8.780080	-40.93%	1,120	2008
	15.153195	14.863630	-1.91%	1,183	2007
	14.750184	15.153195	2.73%	1,228	2006
	14.686262	14.750184	0.44%	1,275	2005
	13.449871	14.686262	9.19%	1,275	2004
	10.000000	13.449871	34.50%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.671311	12.405589	28.27%	254	2009
	16.364175	9.671311	-40.90%	254	2008
	15.582420	16.364175	5.02%	1,807	2007
	14.040548	15.582420	10.98%	1,868	2006
	13.461682	14.040548	4.30%	254	2005
	12.175732	13.461682	10.56%	254	2004
	10.000000	12.175732	21.76%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.235291	12.35%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.349779	23.50%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.374717	8.883044	20.45%	52,255	2009
	10.760245	7.374717	-31.46%	50,691	2008
	10.388304	10.760245	3.58%	51,100	2007
	10.000000	10.388304	3.88%	51,457	2006*

113

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.167766	10.034933	9.46%	1,862	2009
	10.422119	9.167766	-12.04%	0	2008
	10.370531	10.422119	0.50%	0	2007
	10.000000	10.370531	3.71%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.130857	9.855254	38.21%	0	2009
	11.907068	7.130857	-40.11%	0	2008
	10.668873	11.907068	11.61%	0	2007
	10.000000	10.668873	6.69%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.063428	8.213007	35.45%	0	2009
	11.136891	6.063428	-45.56%	501	2008
	10.198772	11.136891	9.20%	347	2007
	10.000000	10.198772	1.99%	378	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.883189	7.504244	27.55%	2,674	2009
	9.732937	5.883189	-39.55%	0	2008
	10.000000	9.732937	-2.67%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.705005	13.829411	42.50%	0	2009
	13.808890	9.705005	-29.72%	0	2008
	13.720218	13.808890	0.65%	0	2007
	12.709010	13.720218	7.96%	0	2006
	12.717918	12.709010	-0.07%	0	2005
	11.835577	12.717918	7.45%	0	2004
	10.000000	11.835577	18.36%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.911027	11.279336	42.58%	0	2009
	11.273300	7.911027	-29.83%	0	2008
	11.197258	11.273300	0.68%	0	2007
	10.372432	11.197258	7.95%	0	2006
	10.000000	10.372432	3.72%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.419158	6.846778	26.34%	0	2009
	10.000000	5.419158	-45.81%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.201389	32.01%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.071088	7.570741	49.29%	0	2009
	10.000000	5.071088	-49.29%	0	2008*

114

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.076866	7.785654	28.12%	862	2009
	10.000000	6.076866	-39.23%	1,004	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.309660	7.956194	26.10%	0	2009
	10.000000	6.309660	-36.90%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.860440	9.192454	16.95%	0	2009
	10.000000	7.860440	-21.40%	0	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.143618	8.656945	21.18%	0	2009
	10.000000	7.143618	-28.56%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.002246	9.930231	10.31%	0	2009
	10.000000	9.002246	-9.98%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.498783	8.925125	19.02%	0	2009
	10.000000	7.498783	-25.01%	0	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.783234	8.380060	23.54%	0	2009
	10.000000	6.783234	-32.17%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.237629	9.461446	14.86%	0	2009
	10.000000	8.237629	-17.62%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.763757	10.348160	5.99%	0	2009
	10.000000	9.763757	-2.36%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.769545	11.102394	13.64%	0	2009
	10.000000	9.769545	-2.30%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.464746	30.983124	59.18%	0	2009
	47.408702	19.464746	-58.94%	0	2008
	33.459249	47.408702	41.69%	0	2007
	25.147238	33.459249	33.05%	0	2006
	19.468943	25.147238	29.17%	0	2005
	16.562641	19.468943	17.55%	0	2004
	10.000000	16.562641	65.63%	0	2003*

115

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.739775	18.686852	59.18%	0	2009
	28.548554	11.739775	-58.88%	0	2008
	20.112666	28.548554	41.94%	0	2007
	15.089546	20.112666	33.29%	0	2006
	11.668428	15.089546	29.32%	0	2005
	10.000000	11.668428	16.68%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.248359	11.273580	0.22%	1,453	2009
	10.698976	11.248359	5.13%	1,415	2008
	10.231074	10.698976	4.57%	2,066	2007
	10.143040	10.231074	0.87%	3,154	2006
	10.063343	10.143040	0.79%	2,207	2005
	9.985062	10.063343	0.78%	2,060	2004
	10.000000	9.985062	-0.15%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.395945	8.028332	25.52%	0	2009
	11.515743	6.395945	-44.46%	0	2008
	10.787646	11.515743	6.75%	0	2007
	10.000000	10.787646	7.88%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.616670	14.422386	24.15%	28,925	2009
	18.846640	11.616670	-38.36%	47,740	2008
	18.226640	18.846640	3.40%	61,801	2007
	15.978276	18.226640	14.07%	62,646	2006
	15.167023	15.978276	5.35%	63,592	2005
	13.628322	15.167023	11.29%	67,340	2004
	10.000000	13.628322	36.28%	157	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.453037	14.53%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.008267	20.08%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.732127	11.426159	6.47%	0	2009
	11.700793	10.732127	-8.28%	0	2008
	11.377827	11.700793	2.84%	0	2007
	10.980000	11.377827	3.62%	0	2006
	10.889154	10.980000	0.83%	0	2005
	10.660918	10.889154	2.14%	0	2004
	10.000000	10.660918	6.61%	0	2003*

116

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.203480	13.027001	16.28%	39,552	2009
	14.946124	11.203480	-25.04%	43,858	2008
	14.495297	14.946124	3.11%	44,292	2007
	13.336606	14.495297	8.69%	44,589	2006
	12.970434	13.336606	2.82%	44,906	2005
	12.132370	12.970434	6.91%	55,347	2004
	10.000000	12.132370	21.32%	12,493	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.493521	13.953951	21.41%	44,205	2009
	17.164824	11.493521	-33.04%	46,452	2008
	16.570109	17.164824	3.59%	47,353	2007
	14.821279	16.570109	11.80%	47,658	2006
	14.181698	14.821279	4.51%	53,006	2005
	12.962759	14.181698	9.40%	31,853	2004
	10.000000	12.962759	29.63%	16,240	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.995112	12.293875	11.81%	181	2009
	13.260561	10.995112	-17.08%	181	2008
	12.836281	13.260561	3.31%	181	2007
	12.129392	12.836281	5.83%	181	2006
	11.893276	12.129392	1.99%	7,664	2005
	11.371597	11.893276	4.59%	7,664	2004
	10.000000	11.371597	13.72%	7,664	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.263795	16.368904	33.47%	119	2009
	19.777604	12.263795	-37.99%	434	2008
	18.842211	19.777604	4.96%	2,251	2007
	17.567024	18.842211	7.26%	2,957	2006
	16.055123	17.567024	9.42%	3,129	2005
	14.213733	16.055123	12.96%	2,810	2004
	10.000000	14.213733	42.14%	113	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.076866	9.839148	-2.36%	7,531	2009
	10.116888	10.076866	-0.40%	7,531	2008
	9.892906	10.116888	2.26%	0	2007
	9.696233	9.892906	2.03%	0	2006
	9.675846	9.696233	0.21%	0	2005
	9.833986	9.675846	-1.61%	0	2004
	10.000000	9.833986	-1.66%	0	2003*

117

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.476576	11.504219	21.40%	0	2009
	11.739599	9.476576	-19.28%	0	2008
	11.498052	11.739599	2.10%	0	2007
	11.236363	11.498052	2.33%	0	2006
	11.266279	11.236363	-0.27%	0	2005
	10.835323	11.266279	3.98%	0	2004
	10.000000	10.835323	8.35%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.025673	8.004600	32.84%	946	2009
	10.000000	6.025673	-39.74%	1,087	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.932772	13.818983	26.40%	0	2009
	20.930654	10.932772	-47.77%	0	2008
	20.882678	20.930654	0.23%	0	2007
	17.478955	20.882678	19.47%	0	2006
	16.019415	17.478955	9.11%	0	2005
	13.677693	16.019415	17.12%	0	2004
	10.000000	13.677693	36.78%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.786620	9.840982	26.38%	0	2009
	14.899800	7.786620	-47.74%	325	2008
	14.867113	14.899800	0.22%	905	2007
	12.443489	14.867113	19.48%	779	2006
	11.402939	12.443489	9.13%	0	2005
	10.000000	11.402939	14.03%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.258057	7.900660	26.25%	1,113	2009
	10.000000	6.258057	-37.42%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.246255	7.767444	24.35%	271	2009
	10.000000	6.246255	-37.54%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.169051	7.629059	23.67%	3,808	2009
	10.000000	6.169051	-38.31%	306	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.648947	8.466646	27.34%	594	2009
	10.000000	6.648947	-33.51%	778	2008*

118

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	8.884717	11.028944	24.13%	0	2009
	17.027965	8.884717	-47.82%	0	2008
	15.935079	17.027965	6.86%	0	2007
	15.852707	15.935079	0.52%	0	2006
	15.075139	15.852707	5.16%	0	2005
	13.648474	15.075139	10.45%	0	2004
	10.000000	13.648474	36.48%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.000376	15.969545	22.84%	332	2009
	19.676194	13.000376	-33.93%	344	2008
	21.734096	19.676194	-9.47%	306	2007
	19.015924	21.734096	14.29%	276	2006
	18.954921	19.015924	0.32%	283	2005
	16.599553	18.954921	14.19%	243	2004
	10.000000	16.599553	66.00%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.033906	15.788870	31.20%	0	2009
	20.002253	12.033906	-39.84%	0	2008
	20.115799	20.002253	-0.56%	0	2007
	18.441819	20.115799	9.08%	196	2006
	16.868575	18.441819	9.33%	0	2005
	14.550118	16.868575	15.93%	0	2004
	10.000000	14.550118	45.50%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.668944	11.848623	22.54%	1,272	2009
	16.967780	9.668944	-43.02%	706	2008
	16.115265	16.967780	5.29%	1,257	2007
	14.559299	16.115265	10.69%	1,316	2006
	13.935234	14.559299	4.48%	0	2005
	13.035102	13.935234	6.91%	0	2004
	10.000000	13.035102	30.35%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.542287	7.059729	27.38%	0	2009
	10.000000	5.542287	-44.58%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.783586	10.227686	4.54%	0	2009
	10.000000	9.783586	-2.16%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.828419	28.28%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.824878	28.25%	757	2009*

119

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.298729	12.893005	25.19%	403	2009
	16.808572	10.298729	-38.73%	777	2008
	17.685246	16.808572	-4.96%	1,372	2007
	15.679216	17.685246	12.79%	6,897	2006
	15.453033	15.679216	1.46%	6,172	2005
	13.522524	15.453033	14.28%	5,241	2004
	10.000000	13.522524	35.23%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	8.933822	12.569288	40.69%	4,463	2009
	16.846489	8.933822	-46.97%	4,859	2008
	15.161714	16.846489	11.11%	4,732	2007
	14.425439	15.161714	5.10%	5,497	2006
	14.093816	14.425439	2.35%	5,589	2005
	13.544281	14.093816	4.06%	5,468	2004
	10.000000	13.544281	35.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.805899	11.979102	36.03%	7,439	2009
	15.125579	8.805899	-41.78%	3,301	2008
	14.614166	15.125579	3.50%	3,259	2007
	12.753485	14.614166	14.59%	3,384	2006
	11.456748	12.753485	11.32%	3,535	2005
	10.000000	11.456748	14.57%	3,465	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.396479	18.220521	36.01%	0	2009
	23.004518	13.396479	-41.77%	0	2008
	22.221980	23.004518	3.52%	0	2007
	19.398534	22.221980	14.55%	0	2006
	17.424186	19.398534	11.33%	0	2005
	15.017425	17.424186	16.03%	0	2004
	10.000000	15.017425	50.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.979825	2.442780	23.38%	0	2009
	9.493450	1.979825	-79.15%	0	2008
	10.000000	9.493450	-5.07%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.746925	3.376733	22.93%	0	2009
	13.136527	2.746925	-79.09%	0	2008
	13.524768	13.136527	-2.87%	0	2007
	12.685960	13.524768	6.61%	0	2006
	12.741564	12.685960	-0.44%	0	2005
	12.006440	12.741564	6.12%	0	2004
	10.000000	12.006440	20.06%	0	2003*

120

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.753109	12.183755	24.92%	548	2009
	16.282810	9.753109	-40.10%	596	2008
	16.020323	16.282810	1.64%	1,043	2007
	14.302317	16.020323	12.01%	1,438	2006
	13.857431	14.302317	3.21%	0	2005
	13.008434	13.857431	6.53%	0	2004
	10.000000	13.008434	30.08%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.168939	16.257290	33.60%	114	2009
	20.112327	12.168939	-39.50%	313	2008
	20.900654	20.112327	-3.77%	1,419	2007
	18.675684	20.900654	11.91%	2,363	2006
	17.439231	18.675684	7.09%	0	2005
	14.992384	17.439231	16.32%	0	2004
	10.000000	14.992384	49.92%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.789730	7.90%	2,249	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.868605	8.69%	2,603	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	8.451603	10.707877	26.70%	0	2009
	14.126361	8.451603	-40.17%	0	2008
	15.406108	14.126361	-8.31%	0	2007
	13.617198	15.406108	13.14%	595	2006
	13.257903	13.617198	2.71%	595	2005
	12.225398	13.257903	8.45%	618	2004
	10.000000	12.225398	22.25%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.278549	13.719414	21.64%	0	2009
	20.618722	11.278549	-45.30%	0	2008
	19.497223	20.618722	5.75%	0	2007
	15.639878	19.497223	24.66%	0	2006
	14.281341	15.639878	9.51%	0	2005
	12.592919	14.281341	13.41%	0	2004
	10.000000	12.592919	25.93%	0	2003*

121

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.032730	12.849536	59.96%	0	2009
	13.071164	8.032730	-38.55%	0	2008
	12.693644	13.071164	2.97%	0	2007
	12.334505	12.693644	2.91%	6,810	2006
	11.956265	12.334505	3.16%	6,455	2005
	11.663262	11.956265	2.51%	5,949	2004
	10.000000	11.663262	16.63%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.300161	10.102664	38.39%	549	2009
	13.043082	7.300161	-44.03%	1,149	2008
	11.881632	13.043082	9.78%	3,269	2007
	11.134297	11.881632	6.71%	4,896	2006
	10.000000	11.134297	11.34%	298	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.580883	9.267224	22.24%	0	2009
	12.187621	7.580883	-37.80%	0	2008
	12.121713	12.187621	0.54%	0	2007
	10.467009	12.121713	15.81%	0	2006
	10.000000	10.467009	4.67%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.395057	10.029772	6.76%	0	2009
	10.750102	9.395057	-12.60%	0	2008
	10.469540	10.750102	2.68%	764	2007
	10.357447	10.469540	1.08%	1,805	2006
	10.209786	10.357447	1.45%	1,111	2005
	10.051446	10.209786	1.58%	1,154	2004
	10.000000	10.051446	0.51%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.663256	17.351204	26.99%	0	2009
	16.465960	13.663256	-17.02%	0	2008
	15.858933	16.465960	3.83%	0	2007
	14.663608	15.858933	8.15%	0	2006
	13.397269	14.663608	9.45%	0	2005
	12.469819	13.397269	7.44%	0	2004
	10.000000	12.469819	24.70%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.399904	12.514207	48.98%	0	2009

122

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

a)	the Contract Value on the day before the withdrawal; and

b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the Annuitization Date, if the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the Contract Owner and the Annuitant will NOT become the Contract Owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the Contract Owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the Contract Value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

123

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan; however, the amount rolled over from the IRA or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Simple IRAs

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

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The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.

In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Internal Revenue Code), tax advantages enjoyed by the Contract Owner and/or Annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract Owners and prospective Contract Owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

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If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the Contract Owner attains age 59½;

•	it is made to a beneficiary (or the Contract Owner's estate) on or after the death of the Contract Owner;

•	it is attributable to the Contract Owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the Contract Owner's gross income as ordinary income in the year that it is distributed to the Contract Owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the contract exceeds the Contract Owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the Contract Owner and the Annuitant are not the same individual.

With respect to annuity distributions on or after the Annuitization Date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the Contract

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Owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the Annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same Contract Owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the Annuitization Date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a Contract Owner's death;

•	the result of a Contract Owner's disability (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the Contract Owner or the joint lives (or joint life expectancies) of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the annuity payment option selected by the Contract Owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the Contract Owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the Annuitant dies before the contract is completely distributed, the balance may be included in the Annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the Annuitant.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the Contract Owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax adviser.

Taxation of Lifetime Surrenders Under the CPPLI Option or a Lifetime Income Option

While the tax treatment for surrenders for benefits such as the CPPLI Option and the 10%, 7% or 5% Lifetime Income Option is not clear under federal tax law, Nationwide intends

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to treat surrenders under these options as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Specifically, we intend to treat the following amount of each surrender as a taxable distribution:

The greater of:

(1)	A – C; or

(2)	B – C,

Where

A = the contract value immediately before the surrender;

B = the guaranteed annual benefit amount immediately before the surrender; and

C = the remaining investment in the contract.

In certain circumstances, this treatment could result in your contract value being less than your investment in the contract after such a surrender.  If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible.  If you purchase one of these options in an IRA, surrenders in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Internal Revenue Code.  Please consult a qualified tax adviser.

Same-sex marriages, domestic partnership and other similar relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a "partial exchange."  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the Contract Owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the Contract Owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit Contract Owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a Contract Owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty

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applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one Contract Owner to another; or

•	a distribution to someone other than a Contract Owner.

Upon the Contract Owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the Contract Owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the Contract Owner).

If the Contract Owner is not an individual, then for this purpose only, "Contract Owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the Contract Owner if the income, for the period the contract was not diversified, had been received by the Contract Owner.

If the violation is not corrected, the Contract Owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

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In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the Contract Owner designates to receive death proceeds upon the Contract Owner's death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the Annuitant, or that are made from Non-Qualified Contracts after the death of the Contract Owner.  A designated beneficiary is a natural person who is designated by the Contract Owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the Contract Owner are paid to the beneficiary or beneficiaries stipulated by the Contract Owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the Contract Owner's death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the Contract Owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a Contract Owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any Contract Owner dies on or after the Annuitization Date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the Contract Owner's death.

(2)
If any Contract Owner dies before the Annuitization Date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the Contract Owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased Contract Owner, the spouse can choose to become the Contract Owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the Contract Owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the Annuitant will be treated as the death of a Contract Owner;

(b)	any change of Annuitant will be treated as the death of a Contract Owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the Contract Owner or the joint lives of the Contract Owner and the Contract Owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the Contract Owner and a person 10 years younger than the Contract Owner.  If the designated beneficiary is the spouse of the Contract Owner, the period may not exceed the longer of the

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period determined under such table or the joint life expectancy of the Contract Owner and the Contract Owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the Contract Owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the Contract Owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your adviser and notify us of your decision.

If the Contract Owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the Contract Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the Contract Value.

If the Contract Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire Contract Value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Contract Owner's death.  For calendar years after the death of the Contract Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the Contract Owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Contract Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Contract Owner's death.

If the Contract Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Contract Owner's death.  For calendar years after the death of the Contract Owner's surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the Contract Owner's surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Contract Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or

131

nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

132

Appendix D: State Variations

Described below are the variations to certain prospectus disclosures resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state's requirements does not mean that Nationwide currently offers contracts within that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up to date information regarding state variations.

Alabama– Purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching 63 years of age or the third contract anniversary.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

California - For contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  See "Right to Examine and Cancel" earlier in this prospectus for more information.

Hawaii – Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Maryland – Transfers during the CPP Program Period are not permitted.  See "Capital Preservation Plus Lifetime Income Option" subsection "Preservation Phase" subsection "Conditions Imposed During the CPP Program Period" earlier in this prospectus for more information.

Massachusetts – The Long-Term Care/Nursing Home Waiver is not available.  See "Contingent Deferred Sales Charge" subsection "Conditions Imposed During the CPP Program Period" earlier in this prospectus for more information.

Purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching 63 years of age or the third contract anniversary.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

For purpose of the 10% Lifetime Income Option, Underwritten Lump Sum Settlement Option, the settlement amount shall be based upon the attained age, and health information provided by the Contract Owner.  See "Optional Contract Benefits, Charges and Deductions” subsection "10% Lifetime Income Option” earlier in this prospectus for more information.

New Jersey – Charitable Remainder Trust contract type is not available.  See "Synopsis of the Contracts" earlier in this prospectus for more information.

The Beneficiary Protector II Option is not available. See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in this prospectus for more information.

The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Contingent Deferred Sales Charge" subsection "Long-Term Care/Nursing Home and Terminal Illness Waiver" earlier in this prospectus for more information.

For CDSC-free partial surrenders, the amount required to meet IRC minimum distribution requirements is not included in the calculation to determine the amount that may be surrendered without CDSC.  See "Contingent Deferred Sales Charge" subsection "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus for more information.

The age based component of the calculation to determine the withdrawal amount that may be surrendered without CDSC under the Systematic Withdrawals program is not available. See "Contract Owner Services" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Total purchase payments may not exceed $2,000,000 or ($1,000,000 if an optional rider is elected).  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

The calculations used to determine the amount of the One-Month Enhanced Death Benefit and Combination Enhanced Death Benefit if the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000 are not applicable.  See "Death Benefit Calculations" subsections "One-Month Enhanced Death Benefit," "Death Benefit Calculations" and "Combination Enhanced Death Benefit" earlier in this prospectus for more information.

For purpose of the Lifetime Income Option, the Spousal Continuation Benefit is replaced with the Secondary Lifetime Continuation Option allowing a joint determining life to receive the benefit associated with the Lifetime Income Option, under certain stated conditions. See "Optional Contract Benefits, Charges and Deductions” subsection "Spousal Continuation Benefit” earlier in this prospectus for more information.

New York –The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Contingent Deferred Sales Charge" subsection "Long-Term Care/Nursing home and Terminal Illness Waiver" earlier in this prospectus for more information.

The Beneficiary Protector II Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in this prospectus for more information.

133

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" subsection "Joint Owners" earlier in this prospectus for more information.

If no purchase payment is received three (3) years prior to the Annuitization Date and, if the net amount to be applied to any annuity payment option at the Annuitization Date is less than $2,000 Nationwide has the right to pay this amount in one lump sum instead of periodic annuity payments.  See "Annuitizing the Contract" subsection "Frequency and Amount of Annuity Payments" earlier in this prospectus for more information.

The One Month Enhanced Death Benefit Option is not available. See "Death Benefit Options" subsection "One Month Enhanced Death Benefit Option" earlier in this prospectus for more information.

The Combination Enhanced Death Benefit Option is not available.  See "Death Benefit Options" subsection "Combination Enhanced Death Benefit Option" earlier in this prospectus for more information.

For purpose of the 10% Lifetime Income Option, the Spousal Continuation Benefit is not available.  See "Optional Contract Benefits, Charges and Deductions," subsections "10% Lifetime Income Option" and "Spousal Continuation Benefit" earlier in this prospectus for more information.

The 5% Lifetime Income Option is only available for contracts issued in the State of New York.  See "Optional Contract Benefits, Charges and Deductions" subsection "5% Lifetime Income Option" earlier in this prospectus for more information.

The 10% Lifetime Income Option requires that the age of the person upon which the benefit depends (the "determining life”) must be between 50 and 85 years old at the time of application.  For applications signed before May 1, 2010, the 10% Lifetime Income Option requires that the age of the person upon which the benefit depends (the "determining life") must be between 57 and 85 years old at the time of application.  See "Optional Contract Benefits, Charges and Deductions" subsection "10% Lifetime Income Option" earlier in this prospectus for more information.

The Fixed Account may be restricted or eliminated.  See "Investing in the Contract” subsection "The Fixed Account” earlier in this prospectus for more information.

North Dakota - The Beneficiary Protector II Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in the prospectus for more information.

Oregon - Purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching 63 years of age or the third contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

The maximum transferable amount from the Fixed Account will never be less than 25% of the allocation reaching the end of an interest rate guarantee period.  See "Transfers Prior to Annuitization" subsection "Transfers from the Fixed Account" earlier in this prospectus for more information.

The Enhanced Fixed Account Dollar Cost Averaging program offers a rate of interest of at least 0.05% over the standard declared rate for the Fixed Account.  See "Contract Owner Services" subsection "Enhanced Fixed Dollar Cost Averaging" earlier in this prospectus for more information.

Pennsylvania - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

Joint owners are not limited to spouses. See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Puerto Rico - Nationwide will not charge premium taxes against the contract.  See "Synopsis of the Contracts" subsection "Taxation" earlier in this prospectus for more information.

Texas - CDSC will not apply if the Contract Owner (or Annuitant if the contract has a non-natural owner) is confined to a long-term care facility or hospital for a continuous 90 day period after the first contract anniversary.  Written proof of confinement is a bill or a statement from the physician or from the long-term care facility or hospital, as defined in the contract that demonstrates the continuous 90-day confinement of the Contract Owner at the time of withdrawal or surrender occurring after the first contract anniversary.  The request for waiver must be received by Nationwide during the period of confinement or no later than 91 days after the confinement period ends.  If the request for waiver is received later than 91 days after the confinement period ends, the CDSC, if applicable, will be assessed.  See "Contingent Deferred Sales Charge" subsection "Long-Term Care/Nursing Home and Terminal Illness Waiver" earlier in this prospectus for more information.

CDSC will not be charged if the Contract Owner (or a joint owner) is diagnosed by a physician (who is not a party to the contract or an immediate family member of a party to the contract) to have a terminal illness at any time after the contract has been issued.  Written notice requesting a terminal illness waiver of CDSC and proof of terminal illness must be provided by the physician to Nationwide and recorded at Nationwide prior to the waiver of surrender charges.  See Contingent Deferred Sales Charge" subsection "Long-Term Care/Nursing Home and Terminal Illness Waiver" earlier in this prospectus for more information.

134

Vermont - Joint owners are not limited to spouses. See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Washington - The Beneficiary Protector II Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in the prospectus for more information.

The CDSC-free withdrawal privilege is available on surrenders (full and partial) of the contract equal to 15% of the net difference of purchase payments still subject to CDSC. See "Contingent Deferred Sales Charge" subsection "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus for more information.

Purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching 63 years of age or the third contract anniversary.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

The Combination Enhanced Death Benefit Option is not available.  See "Death Benefit Options" subsection "Combination Enhanced Death Benefit Option" earlier in this prospectus for more information.

135

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

Individual Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2010,.  The prospectus may be obtained from Nationwide Life Insurance Company by writing: 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $140 billion as of December 31, 2009.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates, may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payment" located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the Daily Net Assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account – II and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2009 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2009, 2008 and 2007, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2009.  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

The following funds were added to the variable account effective May 1, 2010, therefore; no Condensed Financial Information is available:

Janus Aspen Series
•	Global Technology Portfolio: Service II Shares
MFS® Variable Insurance Trust II
•	MFS® International Value Portfolio: Service Class
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Health Sciences Portfolio – II
Van Eck Variable Insurance Products Trust
•	Van Eck VIP Global Hard Assets Fund: Class R1

No Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.730871	12.720770	18.54%	38,452	2009
	18.370232	10.730871	-41.59%	41,730	2008
	17.787012	18.370232	3.28%	54,525	2007
	15.435528	17.787012	15.23%	59,926	2006
	14.981350	15.435528	3.03%	64,727	2005
	13.674879	14.981350	9.55%	81,031	2004
	10.000000	13.674879	36.75%	28,204	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.962794	18.215035	40.52%	31,155	2009
	20.482521	12.962794	-36.71%	13,021	2008
	20.483276	20.482521	0.00%	11,532	2007
	18.208430	20.483276	12.49%	14,972	2006
	17.335345	18.208430	5.04%	18,505	2005
	14.780072	17.335345	17.29%	20,175	2004
	10.000000	14.780072	47.80%	12,682	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.346347	12.317775	8.56%	194,264	2009
	11.705089	11.346347	-3.06%	138,323	2008
	10.853838	11.705089	7.84%	140,035	2007
	10.846500	10.853838	0.07%	148,307	2006
	10.841796	10.846500	0.04%	215,455	2005
	10.402441	10.841796	4.22%	293,246	2004
	10.000000	10.402441	4.02%	23,642	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.142832	12.926479	16.01%	12,474	2009
	17.332005	11.142832	-35.71%	13,458	2008
	17.674024	17.332005	-1.94%	15,368	2007
	15.359858	17.674024	15.07%	18,895	2006
	14.919143	15.359858	2.95%	19,114	2005
	13.454487	14.919143	10.89%	19,457	2004
	10.000000	13.454487	35.54%	9,068	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	9.473428	12.112273	27.86%	58,882	2009
	12.740429	9.473428	-25.64%	43,749	2008
	13.257079	12.740429	-3.90%	58,589	2007
	11.194253	13.257079	18.43%	45,685	2006
	10.000000	11.194253	11.94%	28,591	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.375500	14.594040	17.93%	100,108	2009
	17.165096	12.375500	-27.90%	107,051	2008
	18.405107	17.165096	-6.74%	130,981	2007
	15.772384	18.405107	16.69%	130,305	2006
	15.270588	15.772384	3.29%	120,546	2005
	13.578460	15.270588	12.46%	50,194	2004
	10.000000	13.578460	35.78%	21,482	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.055694	20.56%	318,118	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.849727	17.056081	23.15%	30,894	2009
	20.352832	13.849727	-31.95%	30,302	2008
	20.800722	20.352832	-2.15%	29,934	2007
	18.456803	20.800722	12.70%	30,453	2006
	17.473166	18.456803	5.63%	28,736	2005
	14.554031	17.473166	20.06%	16,087	2004
	10.000000	14.554031	45.54%	9,499	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.770291	13.371765	24.15%	160,535	2009
	17.445224	10.770291	-38.26%	135,031	2008
	16.870274	17.445224	3.41%	198,557	2007
	14.865926	16.870274	13.48%	227,058	2006
	14.450953	14.865926	2.87%	254,207	2005
	13.294674	14.450953	8.70%	148,215	2004
	10.000000	13.294674	32.95%	29,905	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.181181	13.461645	20.40%	58,452	2009
	16.152511	11.181181	-30.78%	53,277	2008
	15.348178	16.152511	5.24%	54,246	2007
	13.408091	15.348178	14.47%	59,990	2006
	13.073375	13.408091	2.56%	142,196	2005
	12.664983	13.073375	3.22%	91,051	2004
	10.000000	12.664983	26.65%	20,157	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.557365	10.600657	23.88%	1,468	2009
	13.961310	8.557365	-38.71%	1,181	2008
	15.977355	13.961310	-12.62%	8,968	2007
	15.668356	15.977355	1.97%	9,469	2006
	15.068991	15.668356	3.98%	9,925	2005
	13.776744	15.068991	9.38%	12,011	2004
	10.000000	13.776744	37.77%	9,013	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.682862	13.034189	11.57%	3,816	2009
	16.864129	11.682862	-30.72%	6,494	2008
	15.616649	16.864129	7.99%	6,447	2007
	13.692793	15.616649	14.05%	6,373	2006
	13.668997	13.692793	0.17%	6,297	2005
	12.955995	13.668997	5.50%	5,680	2004
	10.000000	12.955995	29.56%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.011815	11.849368	18.35%	149,356	2009
	10.994700	10.011815	-8.94%	138,279	2008
	10.617292	10.994700	3.55%	167,302	2007
	10.371973	10.617292	2.37%	178,377	2006
	10.426582	10.371973	-0.52%	146,421	2005
	10.245244	10.426582	1.77%	115,310	2004
	10.000000	10.245244	2.45%	67,025	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	9.081131	11.087677	22.10%	62,547	2009
	12.320382	9.081131	-26.29%	49,355	2008
	11.537307	12.320382	6.79%	52,584	2007
	10.688536	11.537307	7.94%	49,269	2006
	10.000000	10.688536	6.89%	28,118	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.673279	10.982100	26.62%	79,794	2009
	13.103549	8.673279	-33.81%	14,514	2008
	12.098298	13.103549	8.31%	4,579	2007
	10.995042	12.098298	10.03%	3,551	2006
	10.000000	10.995042	9.95%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.302910	10.728285	29.21%	4,723	2009
	13.633841	8.302910	-39.10%	2,098	2008
	12.461790	13.633841	9.41%	2,098	2007
	11.203073	12.461790	11.24%	1,714	2006
	10.000000	11.203073	12.03%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.470654	16.640359	33.44%	402,827	2009
	22.092384	12.470654	-43.55%	476,389	2008
	19.121951	22.092384	15.53%	526,320	2007
	17.420820	19.121951	9.76%	538,766	2006
	15.161375	17.420820	14.90%	397,969	2005
	13.366029	15.161375	13.43%	225,249	2004
	10.000000	13.366029	33.66%	75,850	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.901301	14.392471	45.36%	75,923	2009
	22.047199	9.901301	-55.09%	62,724	2008
	15.369624	22.047199	43.45%	56,917	2007
	13.379879	15.369624	14.87%	33,744	2006
	10.000000	13.379879	33.80%	12,911	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.366212	13.262061	27.94%	200,824	2009
	18.403288	10.366212	-43.67%	219,998	2008
	18.450310	18.403288	-0.25%	252,986	2007
	15.617957	18.450310	18.14%	268,721	2006
	15.018503	15.617957	3.99%	227,904	2005
	13.707361	15.018503	9.57%	188,993	2004
	10.000000	13.707361	37.07%	58,180	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.936715	12.524797	26.05%	99,806	2009
	19.146049	9.936715	-48.10%	100,053	2008
	15.347522	19.146049	24.75%	101,418	2007
	14.619738	15.347522	4.98%	86,708	2006
	14.067646	14.619738	3.92%	86,653	2005
	13.849434	14.067646	1.58%	58,224	2004
	10.000000	13.849434	38.49%	24,003	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.612749	12.070664	13.74%	553,436	2009
	11.160695	10.612749	-4.91%	463,851	2008
	10.886936	11.160695	2.51%	553,012	2007
	10.613244	10.886936	2.58%	343,712	2006
	10.574067	10.613244	0.37%	128,358	2005
	10.303396	10.574067	2.63%	138,716	2004
	10.000000	10.303396	3.03%	16,849	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.311304	21.076944	37.66%	196,518	2009
	25.739378	15.311304	-40.51%	247,491	2008
	22.658101	25.739378	13.60%	276,789	2007
	20.464047	22.658101	10.72%	346,561	2006
	17.603288	20.464047	16.25%	320,620	2005
	14.336397	17.603288	22.79%	170,150	2004
	10.000000	14.336397	43.36%	76,866	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.262765	17.732455	24.33%	14,162	2009
	25.839336	14.262765	-44.80%	15,437	2008
	22.412859	25.839336	15.29%	19,927	2007
	19.319603	22.412859	16.01%	21,812	2006
	16.511591	19.319603	17.01%	25,357	2005
	14.793419	16.511591	11.61%	50,597	2004
	10.000000	14.793419	47.93%	36,482	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.523725	11.838648	24.31%	110,692	2009
	17.249366	9.523725	-44.79%	123,760	2008
	14.961066	17.249366	15.30%	137,235	2007
	12.891829	14.961066	16.05%	172,012	2006
	11.021859	12.891829	16.97%	224,413	2005
	10.000000	11.021859	10.22%	129,864	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.718880	16.592308	54.80%	31,056	2009
	22.339573	10.718880	-52.02%	33,910	2008
	21.511165	22.339573	3.85%	41,767	2007
	18.824378	21.511165	14.27%	47,065	2006
	18.657454	18.824378	0.89%	46,141	2005
	16.638834	18.657454	12.13%	39,686	2004
	10.000000	16.638834	66.39%	6,841	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.862729	10.501643	33.56%	204,218	2009
	11.347958	7.862729	-30.71%	213,484	2008
	11.104529	11.347958	2.19%	224,231	2007
	10.000000	11.104529	11.05%	103,528	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.654333	13.470559	15.58%	161,857	2009
	16.230465	11.654333	-28.19%	187,562	2008
	16.934138	16.230465	-4.16%	268,767	2007
	14.677976	16.934138	15.37%	328,035	2006
	14.407223	14.677976	1.88%	381,661	2005
	13.177260	14.407223	9.33%	223,647	2004
	10.000000	13.177260	31.77%	27,376	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.748819	17.491065	27.22%	170,191	2009
	20.838949	13.748819	-34.02%	102,925	2008
	21.673902	20.838949	-3.85%	122,406	2007
	18.809032	21.673902	15.23%	126,230	2006
	17.555543	18.809032	7.14%	110,215	2005
	14.402664	17.555543	21.89%	53,905	2004
	10.000000	14.402664	44.03%	10,437	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.589253	8.453884	28.30%	28,736	2009
	10.000000	6.589253	-34.11%	934	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	9.457058	16.081316	70.05%	54,105	2009
	20.286847	9.457058	-53.38%	54,582	2008
	16.004509	20.286847	26.76%	53,902	2007
	12.676816	16.004509	26.25%	62,648	2006
	10.000000	12.676816	26.77%	30,032	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.931292	18.805431	34.99%	16,616	2009
	23.722483	13.931292	-41.27%	17,841	2008
	20.861110	23.722483	13.72%	19,662	2007
	17.438189	20.861110	19.63%	20,368	2006
	16.068940	17.438189	8.52%	23,905	2005
	13.763401	16.068940	16.75%	32,352	2004
	10.000000	13.763401	37.63%	22,366	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.973038	13.477507	35.14%	242,665	2009
	16.986332	9.973038	-41.29%	464,824	2008
	14.938890	16.986332	13.71%	397,466	2007
	12.486051	14.938890	19.64%	330,957	2006
	11.509431	12.486051	8.49%	192,786	2005
	10.000000	11.509431	15.09%	73,229	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3- Q/NQ	12.440136	14.543311	16.91%	99,108	2009
	11.891510	12.440136	4.61%	117,667	2008
	10.873883	11.891510	9.36%	83,887	2007
	9.782619	10.873883	11.16%	57,285	2006
	10.000000	9.782619	-2.17%	1,562	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.717490	11.554805	18.91%	27,899	2009
	17.195532	9.717490	-43.49%	31,684	2008
	15.625489	17.195532	10.05%	33,648	2007
	14.956719	15.625489	4.47%	32,136	2006
	13.984209	14.956719	6.95%	44,554	2005
	13.351626	13.984209	4.74%	19,901	2004
	10.000000	13.351626	33.52%	4,307	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	11.071955	15.485271	39.86%	26,333	2009
	21.260802	11.071955	-47.92%	24,468	2008
	19.526618	21.260802	8.88%	24,077	2007
	17.051255	19.526618	14.52%	26,918	2006
	15.842196	17.051255	7.63%	55,613	2005
	13.952921	15.842196	13.54%	44,827	2004
	10.000000	13.952921	39.53%	1,910	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.845474	18.45%	174,318	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.741602	15.761251	23.70%	30,105	2009
	15.410684	12.741602	-17.32%	30,147	2008
	14.187133	15.410684	8.62%	37,241	2007
	13.044049	14.187133	8.76%	35,386	2006
	12.299857	13.044049	6.05%	36,219	2005
	11.530862	12.299857	6.67%	36,232	2004
	10.000000	11.530862	15.31%	25,707	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.742191	18.326532	43.83%	51,087	2009
	23.229688	12.742191	-45.15%	32,513	2008
	17.261496	23.229688	34.58%	18,485	2007
	16.059602	17.261496	7.48%	7,631	2006
	14.484651	16.059602	10.87%	6,190	2005
	12.465371	14.484651	16.20%	6,431	2004
	10.000000	12.465371	24.65%	2,757	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.700146	22.401431	76.39%	77,036	2009
	26.980652	12.700146	-52.93%	71,019	2008
	21.389021	26.980652	26.14%	54,744	2007
	14.801813	21.389021	44.50%	38,358	2006
	11.382164	14.801813	30.04%	2,910	2005
	10.000000	11.382164	13.82%	1,988	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.748459	33.069771	76.39%	1,737	2009
	39.845727	18.748459	-52.95%	1,737	2008
	31.601309	39.845727	26.09%	3,638	2007
	21.878975	31.601309	44.44%	4,423	2006
	16.834176	21.878975	29.97%	4,646	2005
	14.399651	16.834176	16.91%	5,417	2004
	10.000000	14.399651	44.00%	5,770	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.981444	13.675509	37.01%	99,624	2009
	16.080133	9.981444	-37.93%	110,429	2008
	14.705122	16.080133	9.35%	140,845	2007
	13.912238	14.705122	5.70%	152,562	2006
	13.550739	13.912238	2.67%	225,225	2005
	12.622915	13.550739	7.35%	141,692	2004
	10.000000	12.622915	26.23%	23,821	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.961686	15.633669	20.61%	323,161	2009
	19.565668	12.961686	-33.75%	128,877	2008
	18.463204	19.565668	5.97%	143,722	2007
	15.554069	18.463204	18.70%	134,800	2006
	14.831129	15.554069	4.87%	109,006	2005
	13.112910	14.831129	13.10%	34,542	2004
	10.000000	13.112910	31.13%	16,798	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.015480	10.063733	11.63%	287,923	2009
	10.572577	9.015480	-14.73%	440,558	2008
	10.245588	10.572577	3.19%	474,174	2007
	9.981752	10.245588	2.64%	327,800	2006
	9.989171	9.981752	-0.07%	172,876	2005
	10.062877	9.989171	-0.73%	185,260	2004
	10.000000	10.062877	0.63%	16,371	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.266799	11.204734	20.91%	9,574	2009
	15.543881	9.266799	-40.38%	11,939	2008
	15.701067	15.543881	-1.00%	13,281	2007
	15.144158	15.701067	3.68%	13,444	2006
	14.941199	15.144158	1.36%	11,216	2005
	13.558368	14.941199	10.20%	5,806	2004
	10.000000	13.558368	35.58%	434	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.187919	13.188779	29.46%	65,734	2009
	17.080312	10.187919	-40.35%	81,963	2008
	16.114937	17.080312	5.99%	388,211	2007
	14.388098	16.114937	12.00%	260,719	2006
	13.669252	14.388098	5.26%	55,998	2005
	12.250550	13.669252	11.58%	24,200	2004
	10.000000	12.250550	22.51%	1,442	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.304382	13.04%	2,021	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.425615	24.26%	5,611	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.557697	9.187384	21.56%	2,175,920	2009
	10.926297	7.557697	-30.83%	1,355,969	2008
	10.451726	10.926297	4.54%	1,054,194	2007
	10.000000	10.451726	4.52%	517,091	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.395078	10.378523	10.47%	418,662	2009
	10.582931	9.395078	-11.22%	197,629	2008
	10.433824	10.582931	1.43%	117,718	2007
	10.000000	10.433824	4.34%	27,836	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.307804	10.192912	39.48%	295,570	2009
	12.090799	7.307804	-39.56%	185,843	2008
	10.734006	12.090799	12.64%	145,718	2007
	10.000000	10.734006	7.34%	54,435	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.213995	8.494561	36.70%	447,016	2009
	11.308815	6.213995	-45.05%	396,280	2008
	10.261053	11.308815	10.21%	289,188	2007
	10.000000	10.261053	2.61%	111,552	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.974146	7.690526	28.73%	648,432	2009
	9.792857	5.974146	-38.99%	343,036	2008
	10.000000	9.792857	-2.07%	122,205	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.242829	14.730201	43.81%	16,959	2009
	14.440825	10.242829	-29.07%	20,611	2008
	14.216296	14.440825	1.58%	46,831	2007
	13.048580	14.216296	8.95%	53,179	2006
	12.938758	13.048580	0.85%	69,671	2005
	11.931120	12.938758	8.45%	57,966	2004
	10.000000	11.931120	19.31%	12,466	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.181762	11.772757	43.89%	47,718	2009
	11.552447	8.181762	-29.18%	83,516	2008
	11.369143	11.552447	1.61%	75,514	2007
	10.435727	11.369143	8.94%	93,292	2006
	10.000000	10.435727	4.36%	91,968	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.452556	6.952510	27.51%	56,174	2009
	10.000000	5.452556	-45.47%	15,714	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.282433	32.82%	5,567	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.102388	7.687700	50.67%	16,951	2009
	10.000000	5.102388	-48.98%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.114345	7.905921	29.30%	364,266	2009
	10.000000	6.114345	-38.86%	469,487	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.348539	8.079041	27.26%	11,027	2009
	10.000000	6.348539	-36.51%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.908776	9.334244	18.02%	248,936	2009
	10.000000	7.908776	-20.91%	43,464	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.187575	8.790510	22.30%	764,845	2009
	10.000000	7.187575	-28.12%	98,101	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.057536	10.083319	11.33%	70,189	2009
	10.000000	9.057536	-9.42%	12,138	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.544912	9.062813	20.12%	504,965	2009
	10.000000	7.544912	-24.55%	36,208	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.824993	8.509389	24.68%	211,611	2009
	10.000000	6.824993	-31.75%	248,110	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.288260	9.607347	15.92%	270,753	2009
	10.000000	8.288260	-17.12%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.823684	10.507651	6.96%	174,951	2009
	10.000000	9.823684	-1.76%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.829489	11.273445	14.69%	12,660	2009
	10.000000	9.829489	-1.71%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.543325	33.001367	60.64%	1,529	2009
	49.576391	20.543325	-58.56%	1,846	2008
	34.668051	49.576391	43.00%	2,414	2007
	25.818435	34.668051	34.28%	2,613	2006
	19.806685	25.818435	30.35%	4,055	2005
	16.696081	19.806685	18.63%	6,952	2004
	10.000000	16.696081	66.96%	4,735	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.253178	19.683842	60.64%	81,075	2009
	29.523513	12.253178	-58.50%	84,097	2008
	20.608665	29.523513	43.26%	76,011	2007
	15.320839	20.608665	34.51%	69,031	2006
	11.739471	15.320839	30.51%	61,860	2005
	10.000000	11.739471	17.39%	20,866	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.871712	12.008019	1.15%	548,494	2009
	11.188756	11.871712	6.10%	625,033	2008
	10.601174	11.188756	5.54%	590,019	2007
	10.414200	10.601174	1.80%	430,578	2006
	10.238215	10.414200	1.72%	171,967	2005
	10.065763	10.238215	1.71%	140,901	2004
	10.000000	10.065763	0.66%	123,118	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.554722	8.303543	26.68%	23,668	2009
	11.693487	6.554722	-43.95%	8,771	2008
	10.853520	11.693487	7.74%	8,414	2007
	10.000000	10.853520	8.54%	8,414	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.260523	15.362132	25.30%	220,049	2009
	19.708994	12.260523	-37.79%	168,617	2008
	18.885516	19.708994	4.36%	189,800	2007
	16.405054	18.885516	15.12%	166,269	2006
	15.430298	16.405054	6.32%	140,504	2005
	13.738255	15.430298	13.32%	89,098	2004
	10.000000	13.738255	37.38%	31,177	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.523426	15.23%	47,616	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.082047	20.82%	251,815	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.326919	12.170590	7.45%	266,178	2009
	12.236402	11.326919	-7.43%	181,458	2008
	11.789358	12.236402	3.79%	153,253	2007
	11.273492	11.789358	4.58%	154,514	2006
	11.078342	11.273492	1.76%	185,275	2005
	10.747049	11.078342	3.08%	161,007	2004
	10.000000	10.747049	7.47%	18,838	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.824394	13.875751	17.35%	1,368,149	2009
	15.630125	11.824394	-24.35%	1,299,337	2008
	15.019422	15.630125	4.07%	1,355,851	2007
	13.692941	15.019422	9.69%	1,368,190	2006
	13.195663	13.692941	3.77%	915,211	2005
	12.230307	13.195663	7.89%	513,874	2004
	10.000000	12.230307	22.30%	250,991	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.130524	14.863119	22.53%	900,385	2009
	17.950280	12.130524	-32.42%	902,816	2008
	17.169154	17.950280	4.55%	869,061	2007
	15.217195	17.169154	12.83%	763,448	2006
	14.427898	15.217195	5.47%	333,789	2005
	13.067345	14.427898	10.41%	145,781	2004
	10.000000	13.067345	30.67%	38,122	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.604444	13.094807	12.84%	336,851	2009
	13.867459	11.604444	-16.32%	366,518	2008
	13.300458	13.867459	4.26%	388,112	2007
	12.453507	13.300458	6.80%	444,216	2006
	12.099836	12.453507	2.92%	380,118	2005
	11.463419	12.099836	5.55%	270,252	2004
	10.000000	11.463419	14.63%	50,259	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.943537	17.435491	34.70%	47,139	2009
	20.682540	12.943537	-37.42%	39,536	2008
	19.523333	20.682540	5.94%	44,903	2007
	18.036183	19.523333	8.25%	60,139	2006
	16.333804	18.036183	10.42%	52,290	2005
	14.328349	16.333804	14.00%	23,906	2004
	10.000000	14.328349	43.28%	9,755	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.639112	10.483924	-1.46%	609,771	2009
	10.583772	10.639112	0.52%	630,374	2008
	10.254373	10.583772	3.21%	559,099	2007
	9.958934	10.254373	2.97%	410,849	2006
	9.847439	9.958934	1.13%	182,168	2005
	9.916936	9.847439	-0.70%	141,620	2004
	10.000000	9.916936	-0.83%	106,497	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.001778	12.253659	22.51%	100,691	2009
	12.276967	10.001778	-18.53%	71,772	2008
	11.913924	12.276967	3.05%	63,543	2007
	11.536687	11.913924	3.27%	77,725	2006
	11.461997	11.536687	0.65%	82,328	2005
	10.922848	11.461997	4.94%	61,731	2004
	10.000000	10.922848	9.23%	27,564	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.062787	8.128145	34.07%	372,402	2009
	10.000000	6.062787	-39.37%	383,040	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.516747	14.691447	27.57%	3,383	2009
	21.846587	11.516747	-47.28%	4,087	2008
	21.596200	21.846587	1.16%	4,591	2007
	17.911539	21.596200	20.57%	5,144	2006
	16.266338	17.911539	10.11%	5,144	2005
	13.761705	16.266338	18.20%	5,508	2004
	10.000000	13.761705	37.62%	3,106	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.127209	10.366189	27.55%	75,522	2009
	15.408976	8.127209	-47.26%	204,737	2008
	15.233886	15.408976	1.15%	271,550	2007
	12.634324	15.233886	20.58%	185,429	2006
	11.472337	12.634324	10.13%	159,160	2005
	10.000000	11.472337	14.72%	87,671	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.296627	8.022668	27.41%	249,393	2009
	10.000000	6.296627	-37.03%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.284757	7.887411	25.50%	169,407	2009
	10.000000	6.284757	-37.15%	3,934	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.207089	7.746878	24.81%	282,664	2009
	10.000000	6.207089	-37.93%	145,995	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.689909	8.597378	28.51%	190,510	2009
	10.000000	6.689909	-33.10%	283,258	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	9.377241	11.747672	25.28%	18,801	2009
	17.807128	9.377241	-47.34%	18,208	2008
	16.511159	17.807128	7.85%	19,486	2007
	16.276050	16.511159	1.44%	18,236	2006
	15.336796	16.276050	6.12%	13,734	2005
	13.758533	15.336796	11.47%	9,183	2004
	10.000000	13.758533	37.59%	1,830	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.720947	17.010167	23.97%	18,439	2009
	20.576528	13.720947	-33.32%	22,756	2008
	22.519622	20.576528	-8.63%	25,918	2007
	19.523677	22.519622	15.35%	27,750	2006
	19.283784	19.523677	1.24%	34,205	2005
	16.733305	19.283784	15.24%	35,584	2004
	10.000000	16.733305	67.33%	13,335	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.700907	16.817669	32.41%	65,044	2009
	20.917473	12.700907	-39.28%	96,284	2008
	20.842898	20.917473	0.36%	105,265	2007
	18.934269	20.842898	10.08%	123,393	2006
	17.161314	18.934269	10.33%	121,344	2005
	14.667440	17.161314	17.00%	76,276	2004
	10.000000	14.667440	46.67%	28,688	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.204910	12.620735	23.67%	242,190	2009
	17.744200	10.204910	-42.49%	309,830	2008
	16.697857	17.744200	6.27%	296,021	2007
	14.948217	16.697857	11.70%	202,332	2006
	14.177151	14.948217	5.44%	21,559	2005
	13.140251	14.177151	7.89%	9,000	2004
	10.000000	13.140251	31.40%	1,889	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.576620	7.169085	28.56%	171,655	2009
	10.000000	5.576620	-44.23%	2,202	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.843634	10.385334	5.50%	112,197	2009
	10.000000	9.843634	-1.56%	6,639	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.907173	29.07%	1,902	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.903630	29.04%	265,008	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.869643	13.733204	26.34%	251,172	2009
	17.577757	10.869643	-38.16%	302,335	2008
	18.324603	17.577757	-4.08%	456,721	2007
	16.098052	18.324603	13.83%	445,090	2006
	15.721293	16.098052	2.40%	337,027	2005
	13.631643	15.721293	15.33%	217,018	2004
	10.000000	13.631643	36.32%	60,088	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.429104	13.388392	41.99%	89,431	2009
	17.617412	9.429104	-46.48%	94,209	2008
	15.709898	17.617412	12.14%	102,751	2007
	14.810791	15.709898	6.07%	101,932	2006
	14.338489	14.810791	3.29%	105,375	2005
	13.653538	14.338489	5.02%	81,166	2004
	10.000000	13.653538	36.54%	15,334	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.190974	12.618246	37.29%	115,196	2009
	15.642402	9.190974	-41.24%	139,778	2008
	14.974661	15.642402	4.46%	160,229	2007
	12.949029	14.974661	15.64%	167,478	2006
	11.526477	12.949029	12.34%	136,117	2005
	10.000000	11.526477	15.26%	67,107	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	14.138865	19.407591	37.26%	11,263	2009
	24.056933	14.138865	-41.23%	11,667	2008
	23.025091	24.056933	4.48%	12,811	2007
	19.916503	23.025091	15.61%	13,851	2006
	17.726536	19.916503	12.35%	16,063	2005
	15.138497	17.726536	17.10%	21,472	2004
	10.000000	15.138497	51.38%	22,157	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.010477	2.503456	24.52%	52,661	2009
	9.551892	2.010477	-78.95%	21,345	2008
	10.000000	9.551892	-4.48%	11,821	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.899270	3.596868	24.06%	14,472	2009
	13.737757	2.899270	-78.90%	17,935	2008
	14.013823	13.737757	-1.97%	28,457	2007
	13.024940	14.013823	7.59%	47,456	2006
	12.962824	13.024940	0.48%	49,732	2005
	12.103355	12.962824	7.10%	32,026	2004
	10.000000	12.103355	21.03%	8,972	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.293674	12.977665	26.07%	330,905	2009
	17.027853	10.293674	-39.55%	389,467	2008
	16.599446	17.027853	2.58%	399,394	2007
	14.684344	16.599446	13.04%	334,580	2006
	14.097983	14.684344	4.16%	134,326	2005
	13.113389	14.097983	7.51%	54,684	2004
	10.000000	13.113389	31.13%	20,326	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.843339	17.316587	34.83%	35,883	2009
	21.032409	12.843339	-38.94%	120,187	2008
	21.655942	21.032409	-2.88%	108,602	2007
	19.174248	21.655942	12.94%	91,450	2006
	17.741782	19.174248	8.07%	42,375	2005
	15.113211	17.741782	17.39%	21,085	2004
	10.000000	15.113211	51.13%	2,339	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.856139	8.56%	18,579	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.935503	9.36%	220,801	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	8.903096	11.383923	27.86%	8,073	2009
	14.744659	8.903096	-39.62%	10,040	2008
	15.932624	14.744659	-7.46%	11,567	2007
	13.954292	15.932624	14.18%	12,449	2006
	13.462337	13.954292	3.65%	15,662	2005
	12.300530	13.462337	9.45%	13,169	2004
	10.000000	12.300530	23.01%	3,270	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.880985	14.585568	22.76%	4,873	2009
	21.521013	11.880985	-44.79%	5,728	2008
	20.163472	21.521013	6.73%	7,344	2007
	16.027022	20.163472	25.81%	7,701	2006
	14.501533	16.027022	10.52%	8,148	2005
	12.670326	14.501533	14.45%	11,759	2004
	10.000000	12.670326	26.70%	4,920	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.461847	13.660698	61.44%	3,097	2009
	13.643309	8.461847	-37.98%	3,097	2008
	13.127530	13.643309	3.93%	2,526	2007
	12.639856	13.127530	3.86%	5,956	2006
	12.140643	12.639856	4.11%	8,997	2005
	11.734923	12.140643	3.46%	9,093	2004
	10.000000	11.734923	17.35%	7,463	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.550156	10.544942	39.67%	62,736	2009
	13.366098	7.550156	-43.51%	253,799	2008
	12.064049	13.366098	10.79%	147,232	2007
	11.202220	12.064049	7.69%	68,215	2006
	10.000000	11.202220	12.02%	66,194	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.840453	9.672940	23.37%	91,745	2009
	12.489431	7.840453	-37.22%	116,107	2008
	12.307765	12.489431	1.48%	104,864	2007
	10.530866	12.307765	16.87%	93,039	2006
	10.000000	10.530866	5.31%	33,384	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.896836	10.662845	7.74%	150,512	2009
	11.220751	9.896836	-11.80%	370,170	2008
	10.827538	11.220751	3.63%	438,890	2007
	10.614013	10.827538	2.01%	308,221	2006
	10.367358	10.614013	2.38%	154,979	2005
	10.113318	10.367358	2.51%	96,299	2004
	10.000000	10.113318	1.13%	27,281	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.436666	18.502313	28.16%	4,370	2009
	17.238977	14.436666	-16.26%	5,092	2008
	16.450955	17.238977	4.79%	7,228	2007
	15.072436	16.450955	9.15%	7,794	2006
	13.645353	15.072436	10.46%	8,984	2005
	12.584719	13.645353	8.43%	9,531	2004
	10.000000	12.584719	25.85%	6,978	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.724323	13.117389	50.35%	8,972	2009

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.666981	12.632195	18.42%	8,454	2009
	18.279472	10.666981	-41.65%	11,022	2008
	17.717215	18.279472	3.17%	15,834	2007
	15.390535	17.717215	15.12%	16,250	2006
	14.952834	15.390535	2.93%	16,242	2005
	13.662722	14.952834	9.44%	18,655	2004
	10.000000	13.662722	36.63%	6,547	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.885652	18.088254	40.38%	1,493	2009
	20.381388	12.885652	-36.78%	3,328	2008
	20.402960	20.381388	-0.11%	9,427	2007
	18.155414	20.402960	12.38%	9,780	2006
	17.302381	18.155414	4.93%	10,327	2005
	14.766948	17.302381	17.17%	10,178	2004
	10.000000	14.766948	47.67%	4,254	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.277410	12.230506	8.45%	12,453	2009
	11.645795	11.277410	-3.16%	15,001	2008
	10.809888	11.645795	7.73%	14,455	2007
	10.813529	10.809888	-0.03%	15,055	2006
	10.819794	10.813529	-0.06%	18,227	2005
	10.391879	10.819794	4.12%	32,298	2004
	10.000000	10.391879	3.92%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.076518	12.836504	15.89%	2,123	2009
	17.246416	11.076518	-35.77%	2,123	2008
	17.604714	17.246416	-2.04%	2,123	2007
	15.315119	17.604714	14.95%	2,123	2006
	14.890772	15.315119	2.85%	2,123	2005
	13.442526	14.890772	10.77%	2,100	2004
	10.000000	13.442526	34.43%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	9.438220	12.055015	27.73%	363	2009
	12.705990	9.438220	-25.72%	0	2008
	13.234752	12.705990	-4.00%	0	2007
	11.186722	13.234752	18.31%	385	2006
	10.000000	11.186722	11.87%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.301868	14.492473	17.81%	8,961	2009
	17.080339	12.301868	-27.98%	8,902	2008
	18.332945	17.080339	-6.83%	10,211	2007
	15.726464	18.332945	16.57%	10,757	2006
	15.241548	15.726464	3.18%	10,688	2005
	13.566392	15.241548	12.35%	10,354	2004
	10.000000	13.566392	35.66%	3,055	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.047512	20.48%	8,141	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.767326	16.937364	23.03%	4,565	2009
	20.252351	13.767326	-32.02%	4,565	2008
	20.719191	20.252351	-2.25%	7,354	2007
	18.403088	20.719191	12.59%	4,602	2006
	17.439945	18.403088	5.52%	4,602	2005
	14.541108	17.439945	19.94%	4,413	2004
	10.000000	14.541108	45.41%	3,936	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.706193	13.278689	24.03%	6,716	2009
	17.359068	10.706193	-38.33%	6,574	2008
	16.804113	17.359068	3.30%	7,294	2007
	14.822632	16.804113	13.37%	10,636	2006
	14.423465	14.822632	2.77%	10,758	2005
	13.282860	14.423465	8.59%	13,093	2004
	10.000000	13.282860	32.83%	1,274	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.114634	13.367954	20.27%	3,639	2009
	16.072727	11.114634	-30.85%	3,613	2008
	15.287971	16.072727	5.13%	3,656	2007
	13.369024	15.287971	14.35%	3,919	2006
	13.048499	13.369024	2.46%	9,877	2005
	12.653727	13.048499	3.12%	7,510	2004
	10.000000	12.653727	26.54%	2,737	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.506413	10.526805	23.75%	743	2009
	13.892332	8.506413	-38.77%	785	2008
	15.914678	13.892332	-12.71%	1,353	2007
	15.622711	15.914678	1.87%	1,379	2006
	15.040310	15.622711	3.87%	1,534	2005
	13.764492	15.040310	9.27%	1,534	2004
	10.000000	13.764492	37.64%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.613339	12.943469	11.45%	349	2009
	16.780832	11.613339	-30.79%	349	2008
	15.555400	16.780832	7.88%	349	2007
	13.652916	15.555400	13.93%	349	2006
	13.643002	13.652916	0.07%	3,543	2005
	12.944483	13.643002	5.40%	3,978	2004
	10.000000	12.944483	29.44%	4,047	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.952237	11.766909	18.23%	2,490	2009
	10.940382	9.952237	-9.03%	9,016	2008
	10.575637	10.940382	3.45%	16,825	2007
	10.341756	10.575637	2.26%	20,899	2006
	10.406737	10.341756	-0.62%	20,236	2005
	10.236130	10.406737	1.67%	18,719	2004
	10.000000	10.236130	2.36%	20,028	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	9.047398	11.035277	21.97%	459	2009
	12.287101	9.047398	-26.37%	459	2008
	11.517879	12.287101	6.68%	0	2007
	10.681338	11.517879	7.83%	0	2006
	10.000000	10.681338	6.81%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.641028	10.930159	26.49%	0	2009
	13.068125	8.641028	-33.88%	0	2008
	12.077926	13.068125	8.20%	0	2007
	10.987647	12.077926	9.92%	0	2006
	10.000000	10.987647	9.88%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.272037	10.677541	29.08%	0	2009
	13.596993	8.272037	-39.16%	0	2008
	12.440804	13.596993	9.29%	0	2007
	11.195544	12.440804	11.12%	0	2006
	10.000000	11.195544	11.96%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.396442	16.524547	33.30%	34,071	2009
	21.983296	12.396442	-43.61%	33,892	2008
	19.046959	21.983296	15.42%	47,405	2007
	17.370082	19.046959	9.65%	43,071	2006
	15.132524	17.370082	14.79%	54,238	2005
	13.354150	15.132524	13.32%	49,548	2004
	10.000000	13.354150	33.54%	17,430	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.864477	14.324389	45.21%	2,310	2009
	21.987615	9.864477	-55.14%	2,161	2008
	15.343753	21.987615	43.30%	1,890	2007
	13.370886	15.343753	14.75%	1,949	2006
	10.000000	13.370886	33.71%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.304503	13.169727	27.81%	29,267	2009
	18.312401	10.304503	-43.73%	35,888	2008
	18.377949	18.312401	-0.36%	37,315	2007
	15.572455	18.377949	18.02%	41,852	2006
	14.989922	15.572455	3.89%	41,303	2005
	13.695185	14.989922	9.45%	57,068	2004
	10.000000	13.695185	36.95%	30,464	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.877541	12.437567	25.92%	10,694	2009
	19.051446	9.877541	-48.15%	10,777	2008
	15.287281	19.051446	24.62%	20,048	2007
	14.577120	15.287281	4.87%	15,701	2006
	14.040855	14.577120	3.82%	15,487	2005
	13.837109	14.040855	1.47%	15,810	2004
	10.000000	13.837109	38.37%	17,031	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.549582	11.986646	13.62%	30,304	2009
	11.105543	10.549582	-5.01%	32,018	2008
	10.844196	11.105543	2.41%	36,175	2007
	10.582306	10.844196	2.47%	35,592	2006
	10.553929	10.582306	0.27%	36,503	2005
	10.294225	10.553929	2.52%	32,736	2004
	10.000000	10.294225	2.94%	5,833	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.220205	20.930292	37.52%	23,129	2009
	25.612307	15.220205	-40.57%	23,114	2008
	22.569273	25.612307	13.48%	35,346	2007
	20.404472	22.569273	10.61%	39,379	2006
	17.569807	20.404472	16.13%	34,546	2005
	14.323670	17.569807	22.66%	33,536	2004
	10.000000	14.323670	43.24%	18,030	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.177893	17.609024	24.20%	1,563	2009
	25.711757	14.177893	-44.86%	1,563	2008
	22.324984	25.711757	15.17%	2,223	2007
	19.263360	22.324984	15.89%	2,304	2006
	16.480203	19.263360	16.89%	2,304	2005
	14.780296	16.480203	11.50%	2,588	2004
	10.000000	14.780296	47.80%	3,825	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.478707	11.770717	24.18%	3,689	2009
	17.185339	9.478707	-44.84%	3,471	2008
	14.920770	17.185339	15.18%	3,197	2007
	12.870128	14.920770	15.93%	3,398	2006
	11.014450	12.870128	16.85%	11,695	2005
	10.000000	11.014450	10.14%	10,910	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.655087	16.476816	54.64%	3,749	2009
	22.229288	10.655087	-52.07%	4,324	2008
	21.426839	22.229288	3.75%	4,278	2007
	18.769584	21.426839	14.16%	4,357	2006
	18.621989	18.769584	0.79%	8,489	2005
	16.624081	18.621989	12.02%	10,427	2004
	10.000000	16.624081	66.24%	4,733	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.841436	10.462580	33.43%	1,308	2009
	11.328748	7.841436	-30.78%	1,169	2008
	11.097057	11.328748	2.09%	2,734	2007
	10.000000	11.097057	10.97%	458	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.584978	13.376801	15.47%	25,199	2009
	16.150306	11.584978	-28.27%	20,868	2008
	16.867731	16.150306	-4.25%	27,952	2007
	14.635223	16.867731	15.25%	28,474	2006
	14.379808	14.635223	1.78%	39,632	2005
	13.165549	14.379808	9.22%	37,220	2004
	10.000000	13.165549	31.66%	15,664	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.666982	17.369292	27.09%	1,670	2009
	20.736007	13.666982	-34.09%	670	2008
	21.588889	20.736007	-3.95%	1,687	2007
	18.754252	21.588889	15.11%	4,736	2006
	17.522146	18.754252	7.03%	4,811	2005
	14.389863	17.522146	21.77%	7,330	2004
	10.000000	14.389863	43.90%	467	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.584786	8.439583	28.17%	0	2009
	10.000000	6.584786	-34.15%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	9.421905	16.005290	69.87%	274	2009
	20.232033	9.421905	-53.43%	2,617	2008
	15.977560	20.232033	26.63%	2,914	2007
	12.668305	15.977560	26.12%	0	2006
	10.000000	12.668305	26.68%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.848383	18.674542	34.85%	15,333	2009
	23.605325	13.848383	-41.33%	22,577	2008
	20.779294	23.605325	13.60%	30,972	2007
	17.387393	20.779294	19.51%	31,007	2006
	16.038366	17.387393	8.41%	31,518	2005
	13.751167	16.038366	16.63%	34,896	2004
	10.000000	13.751167	37.51%	21,985	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.925906	13.400201	35.00%	18,370	2009
	16.923267	9.925906	-41.35%	17,757	2008
	14.898644	16.923267	13.59%	13,609	2007
	12.465022	14.898644	19.52%	18,731	2006
	11.501699	12.465022	8.38%	26,469	2005
	10.000000	11.501699	15.02%	21,968	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3- Q/NQ	12.393923	14.474584	16.79%	864	2009
	11.859368	12.393923	4.51%	864	2008
	10.855571	11.859368	9.25%	1,409	2007
	9.776034	10.855571	11.04%	0	2006
	10.000000	9.776034	-2.24%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.659638	11.474370	18.79%	690	2009
	17.110586	9.659638	-43.55%	690	2008
	15.564192	17.110586	9.94%	690	2007
	14.913148	15.564192	4.37%	690	2006
	13.957607	14.913148	6.85%	690	2005
	13.339769	13.957607	4.63%	690	2004
	10.000000	13.339769	33.40%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	11.006045	15.377470	39.72%	1,657	2009
	21.155812	11.006045	-47.98%	1,331	2008
	19.450049	21.155812	8.77%	2,849	2007
	17.001606	19.450049	14.40%	2,933	2006
	15.812072	17.001606	7.52%	5,441	2005
	13.940527	15.812072	13.43%	6,185	2004
	10.000000	13.940527	39.41%	217	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.837444	18.37%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.665775	15.651559	23.57%	0	2009
	15.334560	12.665775	-17.40%	0	2008
	14.131476	15.334560	8.51%	0	2007
	13.006046	14.131476	8.65%	0	2006
	12.276441	13.006046	5.94%	0	2005
	11.520606	12.276441	6.56%	0	2004
	10.000000	11.520606	15.21%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.666338	18.198945	43.68%	5,273	2009
	23.114947	12.666338	-45.20%	4,796	2008
	17.193769	23.114947	34.44%	4,800	2007
	16.012813	17.193769	7.38%	4,345	2006
	14.457079	16.012813	10.76%	4,401	2005
	12.454292	14.457079	16.08%	4,279	2004
	10.000000	12.454292	25.54%	2,952	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.640127	22.272944	76.21%	8,936	2009
	26.880547	12.640127	-52.98%	8,317	2008
	21.331427	26.880547	26.01%	6,775	2007
	14.776907	21.331427	44.36%	1,993	2006
	11.374522	14.776907	29.91%	610	2005
	10.000000	11.374522	13.75%	313	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.636894	32.839634	76.21%	416	2009
	39.649038	18.636894	-53.00%	7,147	2008
	31.477434	39.649038	25.96%	12,976	2007
	21.815277	31.477434	44.29%	12,976	2006
	16.802152	21.815277	29.84%	12,976	2005
	14.386862	16.802152	16.79%	14,040	2004
	10.000000	14.386862	43.87%	10,190	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.922038	13.580329	36.87%	9,328	2009
	16.000722	9.922038	-37.99%	12,880	2008
	14.647444	16.000722	9.24%	19,023	2007
	13.871721	14.647444	5.59%	23,733	2006
	13.524972	13.871721	2.56%	29,978	2005
	12.611711	13.524972	7.24%	27,200	2004
	10.000000	12.611711	26.12%	10,324	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.884544	15.524850	20.49%	6,750	2009
	19.469028	12.884544	-33.82%	4,871	2008
	18.390788	19.469028	5.86%	10,455	2007
	15.508758	18.390788	18.58%	9,831	2006
	14.802915	15.508758	4.77%	9,468	2005
	13.101256	14.802915	12.99%	8,573	2004
	10.000000	13.101256	31.01%	6,046	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.961825	9.993690	11.51%	5,161	2009
	10.520337	8.961825	-14.81%	11,739	2008
	10.205378	10.520337	3.09%	12,346	2007
	9.952665	10.205378	2.54%	12,663	2006
	9.970148	9.952665	-0.18%	16,384	2005
	10.053922	9.970148	-0.83%	22,626	2004
	10.000000	10.053922	0.54%	8,143	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.211628	11.126711	20.79%	2,103	2009
	15.467086	9.211628	-40.44%	2,103	2008
	15.639468	15.467086	-1.10%	3,385	2007
	15.100041	15.639468	3.57%	3,219	2006
	14.912765	15.100041	1.26%	3,142	2005
	13.546314	14.912765	10.09%	3,169	2004
	10.000000	13.546314	35.46%	2,124	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.129439	13.099765	29.32%	1,622	2009
	16.999583	10.129439	-40.41%	1,409	2008
	16.055160	16.999583	5.88%	9,226	2007
	14.349244	16.055160	11.89%	8,660	2006
	13.646139	14.349244	5.15%	1,737	2005
	12.242250	13.646139	11.47%	1,761	2004
	10.000000	12.242250	22.42%	1,299	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.296710	12.97%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.417195	24.17%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.537242	9.153218	21.44%	102,954	2009
	10.907812	7.537242	-30.90%	115,659	2008
	10.444700	10.907812	4.43%	2,294	2007
	10.000000	10.444700	4.45%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.369657	10.339936	10.36%	2,395	2009
	10.565011	9.369657	-11.31%	2,395	2008
	10.426790	10.565011	1.33%	4,454	2007
	10.000000	10.426790	4.27%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.288016	10.154988	39.34%	3,757	2009
	12.070327	7.288016	-39.62%	3,483	2008
	10.726774	12.070327	12.53%	5,718	2007
	10.000000	10.726774	7.27%	1,997	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	5.964017	7.669690	28.60%	0	2009
	9.786217	5.964017	-39.06%	0	2008
	10.000000	9.786217	-2.14%	0	2007

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	6.197142	8.462921	36.56%	0	2009
	11.289658	6.197142	-45.11%	0	2008
	10.254148	11.289658	10.10%	0	2007
	10.000000	10.254148	2.54%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.181901	14.627741	43.66%	11,526	2009
	14.369521	10.181901	-29.14%	11,818	2008
	14.160558	14.369521	1.48%	14,137	2007
	13.010580	14.160558	8.84%	14,212	2006
	12.914147	13.010580	0.75%	14,284	2005
	11.920518	12.914147	8.34%	18,171	2004
	10.000000	11.920518	19.21%	13,024	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.151351	11.717100	43.74%	3,132	2009
	11.521221	8.151351	-29.25%	4,626	2008
	11.349994	11.521221	1.51%	4,772	2007
	10.428702	11.349994	8.83%	3,811	2006
	10.000000	10.428702	4.29%	2,757	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.448853	6.940738	27.38%	1,422	2009
	10.000000	5.448853	-45.51%	1,859	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.273442	32.73%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.098914	7.674674	50.52%	0	2009
	10.000000	5.098914	-49.01%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.110181	7.892510	29.17%	4,657	2009
	10.000000	6.110181	-38.90%	8,948	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.344226	8.065347	27.13%	0	2009
	10.000000	6.344226	-36.56%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.903416	9.318454	17.90%	0	2009
	10.000000	7.903416	-20.97%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.182694	8.775630	22.18%	0	2009
	10.000000	7.182694	-28.17%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.051407	10.066259	11.21%	0	2009
	10.000000	9.051407	-9.49%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.539794	9.047478	20.00%	0	2009
	10.000000	7.539794	-24.60%	0	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.820361	8.494974	24.55%	0	2009
	10.000000	6.820361	-31.80%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.282650	9.591116	15.80%	0	2009
	10.000000	8.282650	-17.17%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.817027	10.489872	6.85%	3,354	2009
	10.000000	9.817027	-1.83%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.822838	11.254404	14.57%	0	2009
	10.000000	9.822838	-1.77%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.421084	32.771708	60.48%	149	2009
	49.331720	20.421084	-58.60%	263	2008
	34.532168	49.331720	42.86%	3,136	2007
	25.743289	34.532168	34.14%	3,136	2006
	19.769023	25.743289	30.22%	7,301	2005
	16.681255	19.769023	18.51%	7,404	2004
	10.000000	16.681255	66.81%	3,272	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.195283	19.570955	60.48%	2,864	2009
	29.414021	12.195283	-58.54%	3,293	2008
	20.553200	29.414021	43.11%	6,247	2007
	15.295088	20.553200	34.38%	5,959	2006
	11.731602	15.295088	30.38%	3,953	2005
	10.000000	11.731602	17.32%	4,452	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.801052	11.924444	1.05%	19,003	2009
	11.133461	11.801052	6.00%	24,076	2008
	10.559563	11.133461	5.43%	15,297	2007
	10.383839	10.559563	1.69%	20,640	2006
	10.218714	10.383839	1.62%	12,875	2005
	10.056798	10.218714	1.61%	13,812	2004
	10.000000	10.056798	0.57%	22,869	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.536956	8.272622	26.55%	0	2009
	11.673690	6.536956	-44.00%	0	2008
	10.846210	11.673690	7.63%	0	2007
	10.000000	10.846210	8.46%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.187565	15.255212	25.17%	19,067	2009
	19.611669	12.187565	-37.86%	23,209	2008
	18.811454	19.611669	4.25%	24,818	2007
	16.357271	18.811454	15.00%	24,568	2006
	15.400938	16.357271	6.21%	24,798	2005
	13.726044	15.400938	12.20%	23,994	2004
	10.000000	13.726044	37.26%	22,563	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.515622	15.16%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.073858	20.74%	12,556	2009*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.754010	13.779143	17.23%	66,425	2009
	15.552908	11.754010	-24.43%	77,243	2008
	14.960495	15.552908	3.96%	77,299	2007
	13.653042	14.960495	9.58%	79,546	2006
	13.170541	13.653042	3.66%	80,181	2005
	12.219426	13.170541	7.78%	69,507	2004
	10.000000	12.219426	22.19%	23,350	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.058324	14.759653	22.40%	25,817	2009
	17.861621	12.058324	-32.49%	30,043	2008
	17.101815	17.861621	4.44%	37,302	2007
	15.172866	17.101815	12.71%	37,571	2006
	14.400446	15.172866	5.36%	37,896	2005
	13.055735	14.400446	10.30%	29,857	2004
	10.000000	13.055735	30.56%	14,679	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.259468	12.085834	7.34%	20,164	2009
	12.175906	11.259468	-7.53%	11,929	2008
	11.743052	12.175906	3.69%	13,477	2007
	11.240596	11.743052	4.47%	13,358	2006
	11.057226	11.240596	1.66%	13,663	2005
	10.737468	11.057226	2.98%	13,753	2004
	10.000000	10.737468	7.37%	2,892	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.535373	13.003655	12.73%	44,879	2009
	13.798951	11.535373	-16.40%	45,508	2008
	13.248273	13.798951	4.16%	38,539	2007
	12.417219	13.248273	6.69%	73,524	2006
	12.076800	12.417219	2.82%	61,743	2005
	11.453215	12.076800	5.44%	66,675	2004
	10.000000	11.453215	14.53%	16,976	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.866511	17.314144	34.57%	8,906	2009
	20.580401	12.866511	-37.48%	9,902	2008
	19.446772	20.580401	5.83%	11,605	2007
	17.983657	19.446772	8.14%	11,959	2006
	16.302727	17.983657	10.31%	12,725	2005
	14.315619	16.302727	13.88%	13,832	2004
	10.000000	14.315619	43.16%	6,699	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.575386	10.410549	-1.56%	41,417	2009
	10.531068	10.575386	0.42%	35,245	2008
	10.213733	10.531068	3.11%	24,559	2007
	9.929517	10.213733	2.86%	26,039	2006
	9.828303	9.929517	1.03%	12,793	2005
	9.907723	9.828303	-0.80%	13,639	2004
	10.000000	9.907723	-0.92%	17,772	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.942246	12.168368	22.39%	34,409	2009
	12.216298	9.942246	-18.61%	13,184	2008
	11.867168	12.216298	2.94%	28,609	2007
	11.503052	11.867168	3.17%	29,820	2006
	11.440175	11.503052	0.55%	16,077	2005
	10.913127	11.440175	4.83%	15,361	2004
	10.000000	10.913127	9.13%	10,118	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.058679	8.114390	33.93%	21,505	2009
	10.000000	6.058679	-39.41%	7,948	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.088797	10.306722	27.42%	6,230	2009
	15.351794	8.088797	-47.31%	8,252	2008
	15.192857	15.351794	1.05%	14,080	2007
	12.613064	15.192857	20.45%	14,012	2006
	11.464644	12.613064	10.02%	10,933	2005
	10.000000	11.464644	14.65%	8,664	2004*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.450634	14.592263	27.44%	950	2009
	21.743316	11.450634	-47.34%	950	2008
	21.516083	21.743316	1.06%	950	2007
	17.863159	21.516083	20.45%	950	2006
	16.238833	17.863159	10.00%	950	2005
	13.752384	16.238833	18.08%	950	2004
	10.000000	13.752384	37.52%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.292346	8.009068	27.28%	9,181	2009
	10.000000	6.292346	-37.08%	2,064	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.280491	7.874053	25.37%	4,100	2009
	10.000000	6.280491	-37.20%	2,784	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.202867	7.733736	24.68%	9,161	2009
	10.000000	6.202867	-37.97%	3,736	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.685366	8.582814	28.38%	2,417	2009
	10.000000	6.685366	-33.15%	5,395	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	9.321418	11.665889	25.15%	607	2009
	17.719173	9.321418	-47.39%	607	2008
	16.446395	17.719173	7.74%	607	2007
	16.228647	16.446395	1.34%	607	2006
	15.307615	16.228647	6.02%	873	2005
	13.746313	15.307615	11.36%	603	2004
	10.000000	13.746313	37.46%	76	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.639292	16.891763	23.85%	8,418	2009
	20.474906	13.639292	-33.39%	10,132	2008
	22.431312	20.474906	-8.72%	13,715	2007
	19.466836	22.431312	15.23%	13,622	2006
	19.247126	19.466836	1.14%	17,875	2005
	16.718464	19.247126	15.12%	18,595	2004
	10.000000	16.718464	67.18%	12,113	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.625283	16.700576	32.28%	8,046	2009
	20.814123	12.625283	-39.34%	12,900	2008
	20.761119	20.814123	0.26%	12,091	2007
	18.879084	20.761119	9.97%	12,256	2006
	17.128629	18.879084	10.22%	15,340	2005
	14.654395	17.128629	16.88%	14,990	2004
	10.000000	14.654395	46.54%	12,666	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.144166	12.532874	23.55%	4,569	2009
	17.656561	10.144166	-42.55%	11,025	2008
	16.632365	17.656561	6.16%	10,830	2007
	14.904674	16.632365	11.59%	11,792	2006
	14.150175	14.904674	5.33%	5,945	2005
	13.128576	14.150175	7.78%	6,169	2004
	10.000000	13.128576	31.29%	6,169	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.572806	7.156887	28.43%	6,723	2009
	10.000000	5.572806	-44.27%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.836967	10.367761	5.40%	1,838	2009
	10.000000	9.836967	-1.63%	2,744	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.898447	28.98%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.894893	28.95%	2,751	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.804956	13.637622	26.22%	28,920	2009
	17.490950	10.804956	-38.23%	30,391	2008
	18.252744	17.490950	-4.17%	33,040	2007
	16.051165	18.252744	13.72%	37,589	2006
	15.691383	16.051165	2.29%	39,116	2005
	13.619525	15.691383	15.21%	40,204	2004
	10.000000	13.619525	36.20%	19,650	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.372972	13.295176	41.85%	9,779	2009
	17.530404	9.372972	-46.53%	11,376	2008
	15.648279	17.530404	12.03%	12,692	2007
	14.767643	15.648279	5.96%	12,306	2006
	14.311213	14.767643	3.19%	12,612	2005
	13.641397	14.311213	4.91%	17,123	2004
	10.000000	13.641397	36.41%	15,154	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.147556	12.545889	37.15%	4,719	2009
	15.584368	9.147556	-41.30%	4,719	2008
	14.934359	15.584368	4.35%	5,264	2007
	12.927265	14.934359	15.53%	5,198	2006
	11.518744	12.927265	12.23%	5,772	2005
	10.000000	11.518744	15.19%	6,522	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	14.054712	19.272506	37.12%	1,145	2009
	23.938117	14.054712	-41.29%	1,611	2008
	22.934794	23.938117	4.37%	1,775	2007
	19.858496	22.934794	15.49%	1,898	2006
	17.692814	19.858496	12.24%	6,429	2005
	15.125050	17.692814	16.98%	6,897	2004
	10.000000	15.125050	51.25%	4,169	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.007061	2.496669	24.39%	291	2009
	9.545409	2.007061	-78.97%	335	2008
	10.000000	9.545409	-4.55%	42	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.882007	3.571828	23.94%	1,729	2009
	13.669891	2.882007	-78.92%	1,729	2008
	13.958843	13.669891	-2.07%	11,877	2007
	12.986985	13.958843	7.48%	12,840	2006
	12.938142	12.986985	0.38%	19,181	2005
	12.092593	12.938142	6.99%	27,074	2004
	10.000000	12.092593	20.93%	9,080	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.232409	12.887321	25.95%	14,080	2009
	16.943761	10.232409	-39.61%	15,736	2008
	16.534344	16.943761	2.48%	19,969	2007
	14.641582	16.534344	12.93%	21,469	2006
	14.071167	14.641582	4.05%	15,651	2005
	13.101729	14.071167	7.40%	17,171	2004
	10.000000	13.101729	31.02%	3,101	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.766925	17.196075	34.69%	588	2009
	20.928584	12.766925	-39.00%	1,862	2008
	21.571062	20.928584	-2.98%	3,607	2007
	19.118454	21.571062	12.83%	3,731	2006
	17.708055	19.118454	7.96%	2,706	2005
	15.099793	17.708055	17.27%	2,721	2004
	10.000000	15.099793	51.00%	993	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.848770	8.49%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.928078	9.28%	1,224	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	8.851975	11.307063	27.73%	94	2009
	14.674939	8.851975	-39.68%	0	2008
	15.873489	14.674939	-7.55%	0	2007
	13.916589	15.873489	14.06%	0	2006
	13.439563	13.916589	3.55%	0	2005
	12.292191	13.439563	9.33%	0	2004
	10.000000	12.292191	22.92%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.812774	14.487090	22.64%	0	2009
	21.419267	11.812774	-44.85%	0	2008
	20.088657	21.419267	6.62%	0	2007
	15.983722	20.088657	25.68%	0	2006
	14.477008	15.983722	10.41%	0	2005
	12.661737	14.477008	14.34%	0	2004
	10.000000	12.661737	26.62%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.413264	13.568489	61.27%	0	2009
	13.578796	8.413264	-38.04%	0	2008
	13.078796	13.578796	3.82%	0	2007
	12.605700	13.078796	3.75%	0	2006
	12.120096	12.605700	4.01%	0	2005
	11.726971	12.120096	3.35%	0	2004
	10.000000	11.726971	17.27%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.522072	10.495072	39.52%	537	2009
	13.329964	7.522072	-43.57%	2,774	2008
	12.043722	13.329964	10.68%	1,374	2007
	11.194685	12.043722	7.58%	0	2006
	10.000000	11.194685	11.95%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.811293	9.627186	23.25%	296	2009
	12.455662	7.811293	-37.29%	296	2008
	12.287032	12.455662	1.37%	7,147	2007
	10.523778	12.287032	16.75%	8,451	2006
	10.000000	10.523778	5.24%	12,260	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.840028	10.590879	7.63%	4,019	2009
	11.167683	9.840028	-11.89%	9,127	2008
	10.787340	11.167683	3.53%	10,172	2007
	10.585324	10.787340	1.91%	13,027	2006
	10.349803	10.585324	2.28%	4,146	2005
	10.106459	10.349803	2.41%	9,107	2004
	10.000000	10.106459	1.06%	696	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.348989	18.371286	28.03%	501	2009
	17.151690	14.348989	-16.34%	720	2008
	16.384383	17.151690	4.68%	720	2007
	15.026650	16.384383	9.04%	720	2006
	13.617677	15.026650	10.35%	3,627	2005
	12.571945	13.617677	8.32%	3,627	2004
	10.000000	12.571945	25.72%	1,128	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.687827	13.049273	50.20%	0	2009

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.603437	12.544166	18.30%	16,303	2009
	18.189134	10.603437	-41.70%	18,851	2008
	17.647693	18.189134	3.07%	22,896	2007
	15.345688	17.647693	15.00%	50,203	2006
	14.924373	15.345688	2.82%	64,545	2005
	13.650578	14.924373	9.33%	66,547	2004
	10.000000	13.650578	36.51%	54,652	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.808888	17.962213	40.23%	31,452	2009
	20.280642	12.808888	-36.84%	31,515	2008
	20.322877	20.280642	-0.21%	28,828	2007
	18.102480	20.322877	12.27%	32,755	2006
	17.269419	18.102480	4.82%	37,106	2005
	14.753808	17.269419	17.05%	38,022	2004
	10.000000	14.753808	47.54%	31,007	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.208821	12.143769	8.34%	55,038	2009
	11.586742	11.208821	-3.26%	40,283	2008
	10.766075	11.586742	7.62%	39,855	2007
	10.780625	10.766075	-0.13%	43,113	2006
	10.797814	10.780625	-0.16%	52,765	2005
	10.381319	10.797814	4.01%	39,660	2004
	10.000000	10.381319	3.81%	4,982	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.010527	12.747063	15.77%	2,153	2009
	17.161150	11.010527	-35.84%	3,382	2008
	17.535595	17.161150	-2.14%	4,451	2007
	15.270469	17.535595	14.83%	7,103	2006
	14.862410	15.270469	2.75%	8,678	2005
	13.430573	14.862410	10.66%	9,315	2004
	10.000000	13.430573	34.31%	8,076	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	9.403101	11.997954	27.60%	15,465	2009
	12.671625	9.403101	-25.79%	16,899	2008
	13.212452	12.671625	-4.09%	9,522	2007
	11.179195	13.212452	18.19%	5,389	2006
	10.000000	11.179195	11.79%	3,752	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.228563	14.391468	17.69%	40,160	2009
	16.995872	12.228563	-28.05%	44,230	2008
	18.260956	16.995872	-6.93%	47,426	2007
	15.680601	18.260956	16.46%	51,158	2006
	15.212510	15.680601	3.08%	53,513	2005
	13.554322	15.212510	12.23%	44,539	2004
	10.000000	13.554322	35.54%	17,862	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.039340	20.39%	33,631	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.685299	16.819340	22.90%	9,890	2009
	20.152227	13.685299	-32.09%	10,533	2008
	20.637860	20.152227	-2.35%	11,024	2007
	18.349446	20.637860	12.47%	14,003	2006
	17.406733	18.349446	5.42%	15,065	2005
	14.528180	17.406733	19.81%	14,711	2004
	10.000000	14.528180	45.28%	2,512	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.642399	13.186156	23.90%	51,865	2009
	17.273254	10.642399	-38.39%	54,597	2008
	16.738134	17.273254	3.20%	39,787	2007
	14.779410	16.738134	13.25%	42,503	2006
	14.395982	14.779410	2.66%	40,181	2005
	13.271042	14.395982	8.48%	28,219	2004
	10.000000	13.271042	32.71%	11,617	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.048421	13.274808	20.15%	10,734	2009
	15.993261	11.048421	-30.92%	10,720	2008
	15.227945	15.993261	5.03%	12,139	2007
	13.330040	15.227945	14.24%	9,462	2006
	13.023645	13.330040	2.35%	13,930	2005
	12.642473	13.023645	3.02%	4,195	2004
	10.000000	12.642473	26.42%	1,257	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.455719	10.453440	23.63%	4,876	2009
	13.823627	8.455719	-38.83%	4,895	2008
	15.852187	13.823627	-12.80%	5,158	2007
	15.577163	15.852187	1.77%	8,110	2006
	15.011664	15.577163	3.77%	9,107	2005
	13.752253	15.011664	9.16%	9,244	2004
	10.000000	13.752253	37.52%	5,995	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.544152	12.853273	11.34%	2,972	2009
	16.697871	11.544152	-30.86%	2,952	2008
	15.494317	16.697871	7.77%	4,607	2007
	13.613103	15.494317	13.82%	2,011	2006
	13.617010	13.613103	-0.03%	2,053	2005
	12.932963	13.617010	5.29%	2,004	2004
	10.000000	12.932963	29.33%	1,823	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.892964	11.684949	18.11%	75,867	2009
	10.886287	9.892964	-9.12%	71,537	2008
	10.534096	10.886287	3.34%	93,851	2007
	10.311577	10.534096	2.16%	94,613	2006
	10.386894	10.311577	-0.73%	95,375	2005
	10.227007	10.386894	1.56%	70,888	2004
	10.000000	10.227007	2.27%	37,128	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	9.013726	10.983046	21.85%	5,657	2009
	12.253843	9.013726	-26.44%	4,946	2008
	11.498450	12.253843	6.57%	9,346	2007
	10.674147	11.498450	7.72%	3,850	2006
	10.000000	10.674147	6.74%	4,038	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.608870	10.878412	26.36%	27,218	2009
	13.032776	8.608870	-33.94%	20,348	2008
	12.057567	13.032776	8.09%	20,348	2007
	10.980252	12.057567	9.81%	20,348	2006
	10.000000	10.980252	9.80%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.241245	10.626980	28.95%	11,927	2009
	13.560199	8.241245	-39.22%	11,927	2008
	12.419828	13.560199	9.18%	11,927	2007
	11.188000	12.419828	11.01%	11,927	2006
	10.000000	11.188000	11.88%	11,927	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.322600	16.409421	33.17%	177,839	2009
	21.874630	12.322600	-43.67%	207,222	2008
	18.972190	21.874630	15.30%	218,142	2007
	17.319436	18.972190	9.54%	205,206	2006
	15.103695	17.319436	14.67%	222,341	2005
	13.342259	15.103695	13.20%	178,885	2004
	10.000000	13.342259	33.42%	40,399	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.827752	14.256559	45.06%	19,395	2009
	21.928129	9.827752	-55.18%	28,185	2008
	15.317890	21.928129	43.15%	14,855	2007
	13.361898	15.317890	14.64%	17,346	2006
	10.000000	13.361898	33.62%	2,039	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.243100	13.077943	27.68%	52,016	2009
	18.221859	10.243100	-43.79%	55,580	2008
	18.305796	18.221859	-0.46%	68,288	2007
	15.527052	18.305796	17.90%	67,210	2006
	14.961372	15.527052	3.78%	69,672	2005
	13.683001	14.961372	9.34%	74,467	2004
	10.000000	13.683001	36.83%	26,777	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.818689	12.350891	25.79%	35,623	2009
	18.957269	9.818689	-48.21%	40,279	2008
	15.227262	18.957269	24.50%	37,545	2007
	14.534623	15.227262	4.77%	40,838	2006
	14.014115	14.534623	3.71%	45,123	2005
	13.824807	14.014115	1.37%	45,786	2004
	10.000000	13.824807	38.25%	40,594	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.486729	11.903128	13.51%	119,893	2009
	11.050614	10.486729	-5.10%	103,704	2008
	10.801590	11.050614	2.31%	130,303	2007
	10.551419	10.801590	2.37%	77,463	2006
	10.533806	10.551419	0.17%	36,989	2005
	10.285049	10.533806	2.42%	29,536	2004
	10.000000	10.285049	2.85%	15,370	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.129524	20.784455	37.38%	97,986	2009
	25.485691	15.129524	-40.64%	116,950	2008
	22.480669	25.485691	13.37%	124,820	2007
	20.344994	22.480669	10.50%	126,178	2006
	17.536354	20.344994	16.02%	117,011	2005
	14.310920	17.536354	22.54%	71,966	2004
	10.000000	14.310920	43.11%	22,993	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.093416	17.486318	24.07%	12,547	2009
	25.584618	14.093416	-44.91%	12,673	2008
	22.237317	25.584618	15.05%	12,957	2007
	19.207179	22.237317	15.78%	16,390	2006
	16.448793	19.207179	16.77%	16,480	2005
	14.767132	16.448793	11.39%	21,056	2004
	10.000000	14.767132	47.67%	20,774	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.433879	11.703127	24.05%	126,500	2009
	17.121508	9.433879	-44.90%	125,209	2008
	14.880550	17.121508	15.06%	113,092	2007
	12.848462	14.880550	15.82%	119,865	2006
	11.007058	12.848462	16.73%	101,410	2005
	10.000000	11.007058	10.07%	42,988	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.591596	16.361985	54.48%	6,639	2009
	22.119403	10.591596	-52.12%	8,313	2008
	21.342734	22.119403	3.64%	8,293	2007
	18.714880	21.342734	14.04%	10,531	2006
	18.586546	18.714880	0.69%	14,374	2005
	16.609312	18.586546	11.90%	15,295	2004
	10.000000	16.609312	66.09%	6,379	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.820175	10.423613	33.29%	44,927	2009
	11.309545	7.820175	-30.85%	43,064	2008
	11.089575	11.309545	1.98%	38,149	2007
	10.000000	11.089575	10.90%	17,829	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.515964	13.283583	15.35%	65,330	2009
	16.070457	11.515964	-28.34%	69,339	2008
	16.801516	16.070457	-4.35%	71,948	2007
	14.592554	16.801516	15.14%	82,295	2006
	14.352427	14.592554	1.67%	94,330	2005
	13.153838	14.352427	9.11%	66,941	2004
	10.000000	13.153838	31.54%	21,709	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.585543	17.248238	26.96%	52,102	2009
	20.633488	13.585543	-34.16%	37,877	2008
	21.504134	20.633488	-4.05%	35,444	2007
	18.699566	21.504134	15.00%	43,473	2006
	17.488770	18.699566	6.92%	45,519	2005
	14.377069	17.48877	21.64%	40,156	2004
	10.000000	14.377069	43.77%	14,401	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.580310	8.425280	28.04%	3,810	2009
	10.000000	6.580310	-34.20%	4,274	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	9.386828	15.929517	69.70%	23,216	2009
	20.177308	9.386828	-53.48%	24,421	2008
	15.950638	20.177308	26.50%	15,089	2007
	12.659782	15.950638	25.99%	16,466	2006
	10.000000	12.659782	26.60%	5,389	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.765906	18.544458	34.71%	8,151	2009
	23.488672	13.765906	-41.39%	9,553	2008
	20.697739	23.488672	13.48%	10,950	2007
	17.336712	20.697739	19.39%	17,814	2006
	16.007833	17.336712	8.30%	21,318	2005
	13.738938	16.007833	16.51%	27,321	2004
	10.000000	13.738938	37.39%	22,029	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.878973	13.323294	34.87%	67,170	2009
	16.860430	9.878973	-41.41%	117,692	2008
	14.858498	16.860430	13.47%	103,350	2007
	12.444050	14.858498	19.40%	79,114	2006
	11.493980	12.444050	8.27%	51,820	2005
	10.000000	11.493980	14.94%	32,011	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3- Q/NQ	12.347800	14.406054	16.67%	19,953	2009
	11.827254	12.347800	4.40%	26,817	2008
	10.837251	11.827254	9.14%	23,642	2007
	9.769439	10.837251	10.93%	10,176	2006
	10.000000	9.769439	-2.31%	2,379	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.602077	11.394415	18.67%	21,849	2009
	17.025992	9.602077	-43.60%	27,383	2008
	15.503092	17.025992	9.82%	29,975	2007
	14.869670	15.503092	4.26%	28,923	2006
	13.931024	14.869670	6.74%	31,475	2005
	13.327906	13.931024	4.53%	20,650	2004
	10.000000	13.327906	33.28%	14,207	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.940464	15.270311	39.58%	12,439	2009
	21.051206	10.940464	-48.03%	12,531	2008
	19.373679	21.051206	8.66%	12,723	2007
	16.952019	19.373679	14.29%	11,968	2006
	15.781943	16.952019	7.41%	13,817	2005
	13.928124	15.781943	13.31%	4,141	2004
	10.000000	13.928124	39.28%	1,838	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.829411	18.29%	4,796	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.590316	15.542513	23.45%	27,654	2009
	15.258723	12.590316	-17.49%	11,846	2008
	14.075967	15.258723	8.40%	13,986	2007
	12.968104	14.075967	8.54%	13,986	2006
	12.253040	12.968104	5.84%	14,015	2005
	11.510347	12.253040	6.45%	14,015	2004
	10.000000	11.510347	15.10%	7,312	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.590862	18.072129	43.53%	22,617	2009
	23.000687	12.590862	-45.26%	22,736	2008
	17.126273	23.000687	34.30%	22,341	2007
	15.966132	17.126273	7.27%	31,611	2006
	14.429549	15.966132	10.65%	40,312	2005
	12.443207	14.429549	15.96%	41,233	2004
	10.000000	12.443207	24.43%	20,311	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.580348	22.145093	76.03%	40,835	2009
	26.780755	12.580348	-53.02%	40,158	2008
	21.273952	26.780755	25.89%	31,435	2007
	14.752026	21.273952	44.21%	17,234	2006
	11.366872	14.752026	29.78%	17,356	2005
	10.000000	11.366872	13.67%	5,885	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.525861	32.610823	76.03%	5,669	2009
	39.453098	18.525861	-53.04%	5,669	2008
	31.353876	39.453098	25.83%	5,669	2007
	21.751682	31.353876	44.14%	5,669	2006
	16.770150	21.751682	29.70%	5,914	2005
	14.374069	16.770150	16.67%	9,702	2004
	10.000000	14.374069	43.74%	3,890	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.862928	13.485705	36.73%	26,471	2009
	15.921605	9.862928	-38.05%	30,527	2008
	14.589933	15.921605	9.13%	32,596	2007
	13.831269	14.589933	5.49%	35,982	2006
	13.499205	13.831269	2.46%	44,593	2005
	12.600490	13.499205	7.13%	33,552	2004
	10.000000	12.600490	26.00%	24,194	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.807783	15.416671	20.37%	76,027	2009
	19.372778	12.807783	-33.89%	44,522	2008
	18.318570	19.372778	5.75%	44,207	2007
	15.463522	18.318570	18.46%	26,108	2006
	14.774696	15.463522	4.66%	26,300	2005
	13.089582	14.774696	12.87%	20,825	2004
	10.000000	13.089582	30.90%	8,814	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.908440	9.924075	11.40%	113,426	2009
	10.468312	8.908440	-14.90%	133,691	2008
	10.165281	10.468312	2.98%	156,054	2007
	9.923615	10.165281	2.44%	125,479	2006
	9.951131	9.923615	-0.28%	95,805	2005
	10.044958	9.951131	-0.93%	55,269	2004
	10.000000	10.044958	0.45%	28,022	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.156748	11.049179	20.67%	7,674	2009
	15.390616	9.156748	-40.50%	7,674	2008
	15.578070	15.390616	-1.20%	7,534	2007
	15.056025	15.578070	3.47%	7,044	2006
	14.884370	15.056025	1.15%	2,645	2005
	13.534262	14.884370	9.98%	2,251	2004
	10.000000	13.534262	35.34%	1,819	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.071209	13.011216	29.19%	8,652	2009
	16.919113	10.071209	-40.47%	9,392	2008
	15.995506	16.919113	5.77%	90,538	2007
	14.310433	15.995506	11.78%	64,142	2006
	13.623033	14.310433	5.05%	12,106	2005
	12.233952	13.623033	11.35%	7,684	2004
	10.000000	12.233952	22.34%	2,508	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.289050	12.89%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.408774	24.09%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.516796	9.119112	21.32%	682,045	2009
	10.889310	7.516796	-30.97%	425,812	2008
	10.437649	10.889310	4.33%	289,253	2007
	10.000000	10.437649	4.38%	17,548	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.344260	10.301441	10.24%	118,690	2009
	10.547109	9.344260	-11.40%	51,974	2008
	10.419772	10.547109	1.22%	40,524	2007
	10.000000	10.419772	4.20%	4,904	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.268248	10.117159	39.20%	88,735	2009
	12.049870	7.268248	-39.68%	92,888	2008
	10.719544	12.049870	12.41%	99,541	2007
	10.000000	10.719544	7.20%	88,753	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.180334	8.431393	36.42%	58,971	2009
	11.270518	6.180334	-45.16%	60,364	2008
	10.247234	11.270518	9.99%	45,722	2007
	10.000000	10.247234	2.47%	22,896	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.953882	7.648876	28.47%	155,301	2009
	9.779553	5.953882	-39.12%	39,148	2008
	10.000000	9.779553	-2.20%	25,711	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.121237	14.525859	43.52%	18,159	2009
	14.298459	10.121237	-29.21%	18,654	2008
	14.104945	14.298459	1.37%	23,502	2007
	12.972635	14.104945	8.73%	24,971	2006
	12.889538	12.972635	0.64%	32,169	2005
	11.909907	12.889538	8.23%	35,220	2004
	10.000000	11.909907	19.10%	25,706	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.121026	11.661664	43.60%	21,069	2009
	11.490054	8.121026	-29.32%	17,111	2008
	11.330863	11.490054	1.40%	19,848	2007
	10.421681	11.330863	8.72%	19,889	2006
	10.000000	10.421681	4.22%	14,154	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.445149	6.928966	27.25%	14,280	2009
	10.000000	5.445149	-45.55%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.264444	32.64%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.095443	7.661662	50.36%	4,562	2009
	10.000000	5.095443	-49.05%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.106026	7.879127	29.04%	81,667	2009
	10.000000	6.106026	-38.94%	97,127	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.339916	8.051675	27.00%	0	2009
	10.000000	6.339916	-36.60%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.898055	9.302682	17.78%	70,097	2009
	10.000000	7.898055	-21.02%	23,277	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.177820	8.760766	22.05%	117,818	2009
	10.000000	7.177820	-28.22%	11,416	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.045270	10.049218	11.10%	76,473	2009
	10.000000	9.045270	-9.55%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.534670	9.032136	19.87%	297,455	2009
	10.000000	7.534670	-24.65%	26,906	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.815732	8.480594	24.43%	67,622	2009
	10.000000	6.815732	-31.84%	68,215	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.277026	9.574869	15.68%	97,928	2009
	10.000000	8.277026	-17.23%	15,673	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.810381	10.472120	6.75%	24,226	2009
	10.000000	9.810381	-1.90%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.816183	11.235352	14.46%	4,816	2009
	10.000000	9.816183	-1.84%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.299459	32.543435	60.32%	1,451	2009
	49.088004	20.299459	-58.65%	1,928	2008
	34.396680	49.088004	42.71%	2,015	2007
	25.668285	34.396680	34.00%	2,522	2006
	19.731390	25.668285	30.09%	3,640	2005
	16.666436	19.731390	18.39%	3,657	2004
	10.000000	16.666436	66.66%	3,005	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.137596	19.458594	60.32%	39,031	2009
	29.304806	12.137596	-58.58%	19,618	2008
	20.497800	29.304806	42.97%	18,994	2007
	15.269326	20.497800	34.24%	14,005	2006
	11.723703	15.269326	30.24%	14,281	2005
	10.000000	11.723703	17.24%	8,394	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.730769	11.841388	0.94%	101,454	2009
	11.078405	11.730769	5.89%	117,307	2008
	10.518089	11.078405	5.33%	113,763	2007
	10.353547	10.518089	1.59%	89,982	2006
	10.199242	10.353547	1.51%	48,158	2005
	10.047839	10.199242	1.51%	28,637	2004
	10.000000	10.047839	0.48%	17,401	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.519215	8.241771	26.42%	3,459	2009
	11.653883	6.519215	-44.06%	5,498	2008
	10.838892	11.653883	7.52%	3,748	2007
	10.000000	10.838892	8.39%	2,919	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.114945	15.148905	25.04%	66,804	2009
	19.514699	12.114945	-37.92%	38,496	2008
	18.737590	19.514699	4.15%	40,151	2007
	16.309572	18.737590	14.89%	37,490	2006
	15.371603	16.309572	6.10%	34,932	2005
	13.713835	15.371603	12.09%	21,270	2004
	10.000000	13.713835	37.14%	5,998	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.507802	15.08%	6,591	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.065671	20.66%	12,862	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.192423	12.001664	7.23%	54,081	2009
	12.115711	11.192423	-7.62%	89,365	2008
	11.696954	12.115711	3.58%	34,010	2007
	11.207819	11.696954	4.36%	19,686	2006
	11.036156	11.207819	1.56%	23,164	2005
	10.727911	11.036156	2.87%	24,974	2004
	10.000000	10.727911	7.28%	12,391	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.683976	13.683133	17.11%	421,125	2009
	15.475992	11.683976	-24.50%	366,846	2008
	14.901735	15.475992	3.85%	488,554	2007
	13.613200	14.901735	9.47%	521,786	2006
	13.145442	13.613200	3.56%	495,691	2005
	12.208544	13.145442	7.67%	372,967	2004
	10.000000	12.208544	22.09%	37,067	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.986491	14.656816	22.28%	242,509	2009
	17.773319	11.986491	-32.56%	244,864	2008
	17.034678	17.773319	4.34%	262,875	2007
	15.128634	17.034678	12.60%	259,103	2006
	14.373021	15.128634	5.26%	196,214	2005
	13.044111	14.373021	10.19%	137,962	2004
	10.000000	13.044111	30.44%	33,370	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.466673	12.913074	12.61%	151,028	2009
	13.730727	11.466673	-16.49%	116,872	2008
	13.196251	13.730727	4.05%	131,232	2007
	12.380997	13.196251	6.58%	123,371	2006
	12.053788	12.380997	2.71%	130,374	2005
	11.443024	12.053788	5.34%	130,266	2004
	10.000000	11.443024	14.43%	59,653	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.789853	17.193492	34.43%	34,989	2009
	20.478657	12.789853	-37.55%	41,415	2008
	19.370427	20.478657	5.72%	39,092	2007
	17.931223	19.370427	8.03%	40,301	2006
	16.271674	17.931223	10.20%	40,796	2005
	14.302891	16.271674	13.76%	40,567	2004
	10.000000	14.302891	43.03%	26,194	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.511969	10.337602	-1.66%	187,336	2009
	10.478564	10.511969	0.32%	229,738	2008
	10.173209	10.478564	3.00%	111,317	2007
	9.900155	10.173209	2.76%	118,423	2006
	9.809182	9.900155	0.93%	33,387	2005
	9.898507	9.809182	-0.90%	43,618	2004
	10.000000	9.898507	-1.01%	10,530	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.883035	12.083619	22.27%	42,933	2009
	12.155901	9.883035	-18.70%	35,921	2008
	11.820574	12.155901	2.84%	59,283	2007
	11.469514	11.820574	3.06%	64,387	2006
	11.418383	11.469514	0.45%	59,676	2005
	10.903410	11.418383	4.72%	33,847	2004
	10.000000	10.903410	9.03%	19,636	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.054548	8.100611	33.79%	98,919	2009
	10.000000	6.054548	-39.45%	92,109	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.384808	14.493621	27.31%	348	2009
	21.640374	11.384808	-47.39%	535	2008
	21.436127	21.640374	0.95%	578	2007
	17.814837	21.436127	20.33%	3,419	2006
	16.211333	17.814837	9.89%	3,443	2005
	13.743055	16.211333	17.96%	3,468	2004
	10.000000	13.743055	37.43%	2,961	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.050535	10.247542	27.29%	30,683	2009
	15.294761	8.050535	-47.36%	57,191	2008
	15.151912	15.294761	0.94%	78,758	2007
	12.591824	15.151912	20.33%	57,527	2006
	11.456941	12.591824	9.91%	37,063	2005
	10.000000	11.456941	14.57%	13,230	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.288065	7.995483	27.15%	126,160	2009
	10.000000	6.288065	-37.12%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.276217	7.860693	25.25%	109,322	2009
	10.000000	6.276217	-37.24%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.198650	7.720646	24.55%	76,688	2009
	10.000000	6.198650	-38.01%	30,293	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.680815	8.568256	28.25%	56,113	2009
	10.000000	6.680815	-33.19%	66,332	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	9.265881	11.584600	25.02%	22,931	2009
	17.631567	9.265881	-47.45%	25,064	2008
	16.381818	17.631567	7.63%	26,111	2007
	16.181325	16.381818	1.24%	27,181	2006
	15.278441	16.181325	5.91%	27,242	2005
	13.734078	15.278441	11.24%	22,898	2004
	10.000000	13.734078	37.34%	14,069	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.558015	16.774034	23.72%	14,111	2009
	20.373659	13.558015	-33.45%	13,927	2008
	22.343246	20.373659	-8.82%	10,706	2007
	19.410077	22.343246	15.11%	14,361	2006
	19.210467	19.410077	1.04%	20,907	2005
	16.703594	19.210467	15.01%	20,554	2004
	10.000000	16.703594	67.04%	13,383	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.550074	16.584203	32.14%	61,974	2009
	20.711245	12.550074	-39.40%	76,851	2008
	20.679636	20.711245	0.15%	86,659	2007
	18.824087	20.679636	9.86%	82,668	2006
	17.096036	18.824087	10.11%	74,032	2005
	14.641372	17.096036	16.77%	47,592	2004
	10.000000	14.641372	46.41%	17,145	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.083723	12.445536	23.42%	56,673	2009
	17.569268	10.083723	-42.61%	65,651	2008
	16.567058	17.569268	6.05%	69,504	2007
	14.861207	16.567058	11.48%	51,665	2006
	14.123216	14.861207	5.23%	2,126	2005
	13.116888	14.123216	7.67%	1,881	2004
	10.000000	13.116888	31.17%	88	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.569001	7.144713	28.29%	109,452	2009
	10.000000	5.569001	-44.31%	409	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.830311	10.350221	5.29%	18,360	2009
	10.000000	9.830311	-1.70%	6,843	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.889699	28.90%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.886142	28.86%	67,077	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.740570	13.542579	26.09%	133,607	2009
	17.404482	10.740570	-38.29%	139,918	2008
	18.181092	17.404482	-4.27%	178,064	2007
	16.004374	18.181092	13.60%	169,856	2006
	15.661506	16.004374	2.19%	142,278	2005
	13.607406	15.661506	15.10%	105,385	2004
	10.000000	13.607406	36.07%	43,854	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.317112	13.202516	41.70%	30,502	2009
	17.443711	9.317112	-46.59%	32,064	2008
	15.586821	17.443711	11.91%	33,446	2007
	14.724578	15.586821	5.86%	30,672	2006
	14.283954	14.724578	3.08%	40,808	2005
	13.629267	14.283954	4.80%	30,501	2004
	10.000000	13.629267	36.29%	9,110	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.104287	12.473864	37.01%	29,413	2009
	15.526471	9.104287	-41.36%	35,908	2008
	14.894095	15.526471	4.25%	38,717	2007
	12.905485	14.894095	15.41%	41,031	2006
	11.511004	12.905485	12.11%	47,398	2005
	10.000000	11.511004	15.11%	30,360	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.971006	19.138232	36.99%	6,544	2009
	23.819814	13.971006	-41.35%	6,995	2008
	22.844786	23.819814	4.27%	9,547	2007
	19.800617	22.844786	15.37%	12,365	2006
	17.659123	19.800617	12.13%	16,000	2005
	15.111597	17.659123	16.86%	17,309	2004
	10.000000	15.111597	51.12%	14,946	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.003648	2.489887	24.27%	45,487	2009
	9.538923	2.003648	-79.00%	3,632	2008
	10.000000	9.538923	-4.61%	3,071	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.864821	3.546921	23.81%	15,451	2009
	13.602291	2.864821	-78.94%	16,193	2008
	13.904025	13.602291	-2.17%	25,754	2007
	12.949106	13.904025	7.37%	29,677	2006
	12.913506	12.949106	0.28%	25,942	2005
	12.081836	12.913506	6.88%	24,387	2004
	10.000000	12.081836	20.82%	12,114	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.171462	12.797538	25.82%	112,667	2009
	16.860008	10.171462	-39.67%	121,069	2008
	16.469437	16.860008	2.37%	149,202	2007
	14.598881	16.469437	12.81%	140,123	2006
	14.044359	14.598881	3.95%	84,566	2005
	13.090067	14.044359	7.29%	54,609	2004
	10.000000	13.090067	30.90%	23,730	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.690879	17.076263	34.56%	16,090	2009
	20.825139	12.690879	-39.06%	34,866	2008
	21.486399	20.825139	-3.08%	30,798	2007
	19.062727	21.486399	12.71%	29,893	2006
	17.674345	19.062727	7.86%	15,340	2005
	15.086384	17.674345	17.15%	14,265	2004
	10.000000	15.086384	50.86%	7,800	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.841398	8.41%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.920652	9.21%	42,323	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	8.801105	11.230666	27.61%	733	2009
	14.605472	8.801105	-39.74%	733	2008
	15.814500	14.605472	-7.65%	733	2007
	13.878937	15.814500	13.95%	1,243	2006
	13.416801	13.878937	3.44%	1,243	2005
	12.283848	13.416801	9.22%	1,243	2004
	10.000000	12.283848	22.84%	1,946	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.744881	14.389186	22.51%	0	2009
	21.317895	11.744881	-44.91%	2,919	2008
	20.014021	21.317895	6.51%	3,132	2007
	15.940489	20.014021	25.55%	4,334	2006
	14.452492	15.940489	10.30%	5,822	2005
	12.653145	14.452492	14.22%	6,051	2004
	10.000000	12.653145	26.53%	8,803	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.364903	13.476794	61.11%	1,438	2009
	13.514512	8.364903	-38.10%	1,438	2008
	13.030197	13.514512	3.72%	1,438	2007
	12.571599	13.030197	3.65%	1,783	2006
	12.099565	12.571599	3.90%	1,853	2005
	11.719017	12.099565	3.25%	2,263	2004
	10.000000	11.719017	17.19%	471	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.494072	10.445362	39.38%	28,453	2009
	13.293900	7.494072	-43.63%	75,154	2008
	12.023416	13.293900	10.57%	39,649	2007
	11.187144	12.023416	7.48%	8,314	2006
	10.000000	11.187144	11.87%	5,132	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.782214	9.581606	23.12%	39,526	2009
	12.421948	7.782214	-37.35%	36,730	2008
	12.266314	12.421948	1.27%	36,769	2007
	10.516692	12.266314	16.64%	29,631	2006
	10.000000	10.516692	5.17%	21,053	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.783489	10.519334	7.52%	59,802	2009
	11.114815	9.783489	-11.98%	84,739	2008
	10.747251	11.114815	3.42%	121,812	2007
	10.556674	10.747251	1.81%	93,946	2006
	10.332268	10.556674	2.17%	42,883	2005
	10.099592	10.332268	2.30%	14,470	2004
	10.000000	10.099592	1.00%	6,630	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.261747	18.241042	27.90%	1,181	2009
	17.064754	14.261747	-16.43%	1,181	2008
	16.318002	17.064754	4.58%	1,373	2007
	14.980954	16.318002	8.92%	3,450	2006
	13.590037	14.980954	10.23%	3,588	2005
	12.559190	13.590037	8.21%	3,639	2004
	10.000000	12.559190	25.59%	519	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.651424	12.981380	50.05%	88	2009

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.540193	12.456663	18.18%	35,519	2009
	18.099119	10.540193	-41.76%	37,616	2008
	17.578329	18.099119	2.96%	41,413	2007
	15.300880	17.578329	14.88%	52,889	2006
	14.895904	15.300880	2.72%	67,313	2005
	13.638413	14.895904	9.22%	72,709	2004
	10.000000	13.638413	36.38%	46,955	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.732506	17.836941	40.09%	36,057	2009
	20.180294	12.732506	-36.91%	42,629	2008
	20.243032	20.180294	-0.31%	43,114	2007
	18.049671	20.243032	12.15%	46,067	2006
	17.236512	18.049671	4.72%	55,310	2005
	14.740687	17.236512	16.93%	56,844	2004
	10.000000	14.740687	47.41%	38,798	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.140577	12.057551	8.23%	20,981	2009
	11.527924	11.140577	-3.36%	21,257	2008
	10.722391	11.527924	7.51%	25,929	2007
	10.747787	10.722391	-0.24%	28,197	2006
	10.775856	10.747787	-0.26%	15,331	2005
	10.370757	10.775856	3.91%	70,238	2004
	10.000000	10.370757	3.71%	3,468	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.944856	12.658137	15.65%	4,922	2009
	17.076207	10.944856	-35.91%	10,111	2008
	17.466671	17.076207	-2.24%	11,303	2007
	15.225883	17.466671	14.72%	13,546	2006
	14.834062	15.225883	2.64%	13,052	2005
	13.418600	14.834062	10.55%	13,860	2004
	10.000000	13.418600	34.19%	11,965	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	9.368076	11.941104	27.47%	286	2009
	12.637300	9.368076	-25.87%	286	2008
	13.190159	12.637300	-4.19%	286	2007
	11.171661	13.190159	18.07%	286	2006
	10.000000	11.171661	11.72%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.155656	14.291117	17.57%	32,244	2009
	16.911778	12.155656	-28.12%	34,558	2008
	18.189206	16.911778	-7.02%	40,312	2007
	15.634840	18.189206	16.34%	40,242	2006
	15.183516	15.634840	2.97%	43,327	2005
	13.542256	15.183516	12.12%	32,410	2004
	10.000000	13.542256	35.42%	3,970	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.031177	20.31%	133	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.603687	16.702030	22.78%	7,484	2009
	20.052499	13.603687	-32.16%	7,504	2008
	20.556777	20.052499	-2.45%	7,940	2007
	18.295913	20.556777	12.36%	6,829	2006
	17.373568	18.295913	5.31%	9,032	2005
	14.515251	17.373568	19.69%	10,026	2004
	10.000000	14.515251	45.15%	2,887	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.578942	13.094192	23.78%	11,791	2009
	17.187782	10.578942	-38.45%	11,447	2008
	16.672368	17.187782	3.09%	11,576	2007
	14.736279	16.672368	13.14%	12,279	2006
	14.368549	14.736279	2.56%	12,728	2005
	13.259231	14.368549	8.37%	18,759	2004
	10.000000	13.259231	32.59%	4,763	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.982547	13.182244	20.03%	2,810	2009
	15.914110	10.982547	-30.99%	3,606	2008
	15.168104	15.914110	4.92%	6,046	2007
	13.291141	15.168104	14.12%	6,252	2006
	12.998806	13.291141	2.25%	12,840	2005
	12.631214	12.998806	2.91%	5,573	2004
	10.000000	12.631214	26.31%	1,954	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.405272	10.380505	23.50%	6,165	2009
	13.755208	8.405272	-38.89%	6,185	2008
	15.789885	13.755208	-12.89%	6,222	2007
	15.531693	15.789885	1.66%	10,972	2006
	14.983039	15.531693	3.66%	8,124	2005
	13.740007	14.983039	9.05%	8,585	2004
	10.000000	13.740007	37.40%	2,982	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.475328	12.763647	11.23%	794	2009
	16.615252	11.475328	-30.93%	661	2008
	15.433434	16.615252	7.66%	661	2007
	13.573366	15.433434	13.70%	661	2006
	13.591048	13.573366	-0.13%	661	2005
	12.921451	13.591048	5.18%	661	2004
	10.000000	12.921451	29.21%	14,988	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.833968	11.603463	17.99%	57,829	2009
	10.832380	9.833968	-9.22%	61,903	2008
	10.492661	10.832380	3.24%	74,829	2007
	10.281448	10.492661	2.05%	79,509	2006
	10.367069	10.281448	-0.83%	80,619	2005
	10.217883	10.367069	1.46%	78,510	2004
	10.000000	10.217883	2.18%	66,715	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.980132	10.930971	21.72%	10,769	2009
	12.220629	8.980132	-26.52%	0	2008
	11.479030	12.220629	6.46%	1,346	2007
	10.666944	11.479030	7.61%	0	2006
	10.000000	10.666944	6.67%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.576795	10.826860	26.23%	0	2009
	12.997456	8.576795	-34.01%	0	2008
	12.037198	12.997456	7.98%	0	2007
	10.972836	12.037198	9.70%	0	2006
	10.000000	10.972836	9.73%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.210542	10.576612	28.82%	0	2009
	13.523463	8.210542	-39.29%	0	2008
	12.398869	13.523463	9.07%	0	2007
	11.180460	12.398869	10.90%	0	2006
	10.000000	11.180460	11.80%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.249116	16.294964	33.03%	81,277	2009
	21.766411	12.249116	-43.72%	109,779	2008
	18.897645	21.766411	15.18%	120,488	2007
	17.268897	18.897645	9.43%	137,653	2006
	15.074909	17.268897	14.55%	153,589	2005
	13.330385	15.074909	13.09%	136,209	2004
	10.000000	13.330385	33.30%	57,387	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.791116	14.188948	44.92%	759	2009
	21.868739	9.791116	-55.23%	2,118	2008
	15.292040	21.868739	43.01%	1,550	2007
	13.352901	15.292040	14.52%	1,298	2006
	10.000000	13.352901	33.53%	227	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.182016	12.986716	27.55%	88,991	2009
	18.131699	10.182016	-43.84%	97,967	2008
	18.233864	18.131699	-0.56%	101,181	2007
	15.481737	18.233864	17.78%	114,559	2006
	14.932866	15.481737	3.68%	99,252	2005
	13.670820	14.932866	9.23%	101,377	2004
	10.000000	13.670820	36.71%	41,970	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.760134	12.264761	25.66%	53,473	2009
	18.863469	9.760134	-48.26%	61,347	2008
	15.167421	18.863469	24.37%	64,305	2007
	14.492214	15.167421	4.66%	72,276	2006
	13.987398	14.492214	3.61%	76,138	2005
	13.812504	13.987398	1.27%	79,616	2004
	10.000000	13.812504	38.13%	65,424	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.424222	11.820142	13.39%	27,266	2009
	10.995925	10.424222	-5.20%	10,387	2008
	10.759148	10.995925	2.20%	12,823	2007
	10.520620	10.759148	2.27%	13,851	2006
	10.513713	10.520620	0.07%	20,686	2005
	10.275874	10.513713	2.31%	15,543	2004
	10.000000	10.275874	2.76%	8,332	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.039323	20.639521	37.24%	40,814	2009
	25.359600	15.039323	-40.70%	53,263	2008
	22.392345	25.359600	13.25%	54,369	2007
	20.285633	22.392345	10.39%	63,391	2006
	17.502931	20.285633	15.90%	74,880	2005
	14.298178	17.502931	22.41%	80,907	2004
	10.000000	14.298178	42.98%	41,787	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.009388	17.364361	23.95%	2,939	2009
	25.458055	14.009388	-44.97%	5,377	2008
	22.149968	25.458055	14.93%	9,235	2007
	19.151163	22.149968	15.66%	9,406	2006
	16.417462	19.151163	16.65%	10,182	2005
	14.753996	16.417462	11.27%	18,957	2004
	10.000000	14.753996	47.54%	14,490	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.389224	11.635880	23.93%	10,969	2009
	17.057859	9.389224	-44.96%	17,570	2008
	14.840411	17.057859	14.94%	18,908	2007
	12.826808	14.840411	15.70%	24,000	2006
	10.999651	12.826808	16.61%	22,999	2005
	10.000000	10.999651	10.00%	18,039	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.528423	16.247843	54.32%	8,778	2009
	22.009961	10.528423	-52.17%	9,200	2008
	21.258879	22.009961	3.53%	9,901	2007
	18.660266	21.258879	13.93%	8,322	2006
	18.551112	18.660266	0.59%	11,098	2005
	16.594524	18.551112	11.79%	14,404	2004
	10.000000	16.594524	65.95%	6,905	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.798968	10.384783	33.16%	20,098	2009
	11.290361	7.798968	-30.92%	20,502	2008
	11.082100	11.290361	1.88%	43,368	2007
	10.000000	11.082100	10.82%	40,052	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.447265	13.190899	15.23%	37,502	2009
	15.990900	11.447265	-28.41%	43,281	2008
	16.735450	15.990900	-4.45%	53,395	2007
	14.549945	16.735450	15.02%	64,389	2006
	14.325045	14.549945	1.57%	83,194	2005
	13.142118	14.325045	9.00%	109,217	2004
	10.000000	13.142118	31.42%	34,865	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.504549	17.127950	26.83%	9,832	2009
	20.531409	13.504549	-34.22%	14,562	2008
	21.419668	20.531409	-4.15%	19,791	2007
	18.645032	21.419668	14.88%	15,345	2006
	17.455454	18.645032	6.81%	12,705	2005
	14.364281	17.455454	21.52%	12,852	2004
	10.000000	14.364281	43.64%	4,105	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.575833	8.410983	27.91%	0	2009
	10.000000	6.575833	-34.24%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	9.351859	15.854038	69.53%	313	2009
	20.122664	9.351859	-53.53%	169	2008
	15.923723	20.122664	26.37%	199	2007
	12.651246	15.923723	25.87%	567	2006
	10.000000	12.651246	26.51%	333	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.683828	18.415144	34.58%	14,946	2009
	23.372454	13.683828	-41.45%	21,039	2008
	20.616415	23.372454	13.37%	22,642	2007
	17.286118	20.616415	19.27%	27,552	2006
	15.977318	17.286118	8.19%	36,106	2005
	13.726705	15.977318	16.40%	38,473	2004
	10.000000	13.726705	37.27%	36,165	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.832218	13.246751	34.73%	39,079	2009
	16.797762	9.832218	-41.47%	34,217	2008
	14.818425	16.797762	13.36%	31,506	2007
	12.423072	14.818425	19.28%	36,526	2006
	11.486259	12.423072	8.16%	32,071	2005
	10.000000	11.486259	14.86%	32,841	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3- Q/NQ	12.301845	14.337859	16.55%	5,630	2009
	11.795237	12.301845	4.30%	8,957	2008
	10.818969	11.795237	9.02%	19,430	2007
	9.762850	10.818969	10.82%	3,313	2006
	10.000000	9.762850	-2.37%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.544812	11.314931	18.55%	3,232	2009
	16.941722	9.544812	-43.66%	3,354	2008
	15.442142	16.941722	9.71%	3,452	2007
	14.826256	15.442142	4.15%	3,775	2006
	13.904454	14.826256	6.63%	3,633	2005
	13.316033	13.904454	4.42%	3,735	2004
	10.000000	13.316033	33.16%	5,820	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.875222	15.163807	39.43%	1,318	2009
	20.947050	10.875222	-48.08%	1,246	2008
	19.297557	20.947050	8.55%	2,556	2007
	16.902567	19.297557	14.17%	2,645	2006
	15.751883	16.902567	7.31%	4,022	2005
	13.915742	15.751883	13.19%	3,592	2004
	10.000000	13.915742	39.16%	600	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.821378	18.21%	3,659	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.515239	15.434123	23.32%	18,141	2009
	15.183189	12.515239	-17.57%	17,191	2008
	14.020622	15.183189	8.29%	16,955	2007
	12.930226	14.020622	8.43%	17,479	2006
	12.229660	12.930226	5.73%	15,142	2005
	11.500087	12.229660	6.34%	16,011	2004
	10.000000	11.500087	15.00%	3,784	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.515803	17.946115	43.39%	1,230	2009
	22.886905	12.515803	-45.31%	653	2008
	17.058984	22.886905	34.16%	3,019	2007
	15.919551	17.058984	7.16%	8,942	2006
	14.402045	15.919551	10.54%	19,405	2005
	12.432126	14.402045	15.85%	20,844	2004
	10.000000	12.432126	24.32%	10,799	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.520779	22.017823	75.85%	11,076	2009
	26.681202	12.520779	-53.07%	17,931	2008
	21.216561	26.681202	25.76%	19,282	2007
	14.727162	21.216561	44.06%	8,950	2006
	11.359225	14.727162	29.65%	2,666	2005
	10.000000	11.359225	13.59%	2,505	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.415391	32.383395	75.85%	1,859	2009
	39.257929	18.415391	-53.09%	7,039	2008
	31.230706	39.257929	25.70%	7,039	2007
	21.688225	31.230706	44.00%	8,312	2006
	16.738188	21.688225	29.57%	12,385	2005
	14.361268	16.738188	16.55%	12,385	2004
	10.000000	14.361268	43.61%	12,239	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.804104	13.391645	36.59%	17,355	2009
	15.842803	9.804104	-38.12%	18,328	2008
	14.532572	15.842803	9.02%	26,345	2007
	13.790894	14.532572	5.38%	29,261	2006
	13.473465	13.790894	2.36%	33,449	2005
	12.589263	13.473465	7.02%	31,819	2004
	10.000000	12.589263	25.89%	17,960	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.731433	15.309174	20.25%	11,448	2009
	19.276952	12.731433	-33.96%	13,424	2008
	18.246613	19.276952	5.65%	16,803	2007
	15.418416	18.246613	18.34%	5,736	2006
	14.746550	15.418416	4.56%	8,822	2005
	13.077936	14.746550	12.76%	9,097	2004
	10.000000	13.077936	30.78%	5,586	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.855318	9.854848	11.29%	16,463	2009
	10.416482	8.855318	-14.99%	12,278	2008
	10.125323	10.416482	2.88%	12,016	2007
	9.894639	10.125323	2.33%	13,353	2006
	9.932152	9.894639	-0.38%	19,435	2005
	10.036005	9.932152	-1.03%	18,766	2004
	10.000000	10.036005	0.36%	16,608	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.102129	10.972088	20.54%	1,442	2009
	15.314432	9.102129	-40.57%	1,656	2008
	15.516839	15.314432	-1.30%	1,766	2007
	15.012087	15.516839	3.36%	1,867	2006
	14.855998	15.012087	1.05%	3,703	2005
	13.522216	14.855998	9.86%	3,703	2004
	10.000000	13.522216	35.22%	1,689	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.013252	12.923170	29.06%	440	2009
	16.838934	10.013252	-40.54%	440	2008
	15.936002	16.838934	5.67%	1,097	2007
	14.271672	15.936002	11.66%	1,097	2006
	13.599927	14.271672	4.94%	1,124	2005
	12.225637	13.599927	11.24%	1,168	2004
	10.000000	12.225637	22.26%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.281378	12.81%	140	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.400366	24.00%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.496405	9.085128	21.19%	8,778	2009
	10.870847	7.496405	-31.04%	10,525	2008
	10.430613	10.870847	4.22%	9,242	2007
	10.000000	10.430613	4.31%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.318922	10.263054	10.13%	11,138	2009
	10.529215	9.318922	-11.49%	18,162	2008
	10.412741	10.529215	1.12%	20,456	2007
	10.000000	10.412741	4.13%	1,378	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.248531	10.079451	39.06%	6,271	2009
	12.029430	7.248531	-39.74%	5,322	2008
	10.712318	12.029430	12.30%	1,133	2007
	10.000000	10.712318	7.12%	8,693	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.163543	8.399928	36.28%	15,249	2009
	11.251384	6.163543	-45.22%	15,556	2008
	10.240314	11.251384	9.87%	16,182	2007
	10.000000	10.240314	2.40%	11,601	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.943759	7.628096	28.34%	9,036	2009
	9.772893	5.943759	-39.18%	7,032	2008
	10.000000	9.772893	-2.27%	22,506	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.060891	14.424560	43.37%	5,319	2009
	14.227700	10.060891	-29.29%	5,673	2008
	14.049499	14.227700	1.27%	9,076	2007
	12.934751	14.049499	8.62%	10,935	2006
	12.864955	12.934751	0.54%	28,836	2005
	11.899285	12.864955	8.12%	32,087	2004
	10.000000	11.899285	18.99%	11,973	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.090783	11.606439	43.45%	4,273	2009
	11.458925	8.090783	-29.39%	4,465	2008
	11.311733	11.458925	1.30%	5,998	2007
	10.414642	11.311733	8.61%	6,521	2006
	10.000000	10.414642	4.15%	6,042	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.441437	6.917197	27.12%	948	2009
	10.000000	5.441437	-45.59%	820	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.255443	32.55%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.091966	7.648644	50.21%	0	2009
	10.000000	5.091966	-49.08%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.101864	7.865745	28.91%	0	2009
	10.000000	6.101864	-38.98%	859	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.335598	8.038019	26.87%	0	2009
	10.000000	6.335598	-36.64%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.892680	9.286886	17.66%	0	2009
	10.000000	7.892680	-21.07%	0	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.172940	8.745895	21.93%	0	2009
	10.000000	7.172940	-28.27%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.039133	10.032193	10.99%	0	2009
	10.000000	9.039133	-9.61%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.529554	9.016832	19.75%	0	2009
	10.000000	7.529554	-24.70%	0	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.811090	8.466193	24.30%	0	2009
	10.000000	6.811090	-31.89%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.271397	9.558616	15.56%	42,545	2009
	10.000000	8.271397	-17.29%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.803732	10.454385	6.64%	717	2009
	10.000000	9.803732	-1.96%	717	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.809519	11.216322	14.34%	631	2009
	10.000000	9.809519	-1.90%	631	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.178429	32.316511	60.15%	2,841	2009
	48.845262	20.178429	-58.69%	2,841	2008
	34.261585	48.845262	42.57%	3,135	2007
	25.593427	34.261585	33.87%	3,425	2006
	19.693802	25.593427	29.96%	3,977	2005
	16.651616	19.693802	18.27%	5,921	2004
	10.000000	16.651616	66.52%	6,465	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.080137	19.346780	60.15%	1,258	2009
	29.195921	12.080137	-58.62%	3,352	2008
	20.442522	29.195921	42.82%	4,767	2007
	15.243606	20.442522	34.11%	4,624	2006
	11.715831	15.243606	30.11%	1,713	2005
	10.000000	11.715831	17.16%	990	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.660809	11.758780	0.84%	55,685	2009
	11.023542	11.660809	5.78%	50,436	2008
	10.476712	11.023542	5.22%	43,266	2007
	10.323283	10.476712	1.49%	22,860	2006
	10.179763	10.323283	1.41%	30,793	2005
	10.038872	10.179763	1.40%	31,502	2004
	10.000000	10.038872	0.39%	39,935	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.501522	8.211043	26.29%	0	2009
	11.634112	6.501522	-44.12%	0	2008
	10.831580	11.634112	7.41%	0	2007
	10.000000	10.831580	8.32%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.042687	15.043224	24.92%	12,127	2009
	19.418103	12.042687	-37.98%	16,223	2008
	18.663939	19.418103	4.04%	17,870	2007
	16.261968	18.663939	14.77%	28,168	2006
	15.342293	16.261968	5.99%	29,084	2005
	13.701620	15.342293	11.97%	28,584	2004
	10.000000	13.701620	37.02%	10,594	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.499991	15.00%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.057478	20.57%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.125672	11.917943	7.12%	30,504	2009
	12.055724	11.125672	-7.71%	48,141	2008
	11.650951	12.055724	3.47%	41,508	2007
	11.175080	11.650951	4.26%	42,310	2006
	11.015097	11.175080	1.45%	43,525	2005
	10.718341	11.015097	2.77%	49,245	2004
	10.000000	10.718341	7.18%	48,273	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.614317	13.587725	16.99%	100,374	2009
	15.399414	11.614317	-24.58%	108,985	2008
	14.843178	15.399414	3.75%	137,304	2007
	13.573482	14.843178	9.35%	160,692	2006
	13.120388	13.573482	3.45%	172,965	2005
	12.197676	13.120388	7.56%	165,556	2004
	10.000000	12.197676	21.98%	79,394	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.915016	14.554604	22.15%	57,008	2009
	17.685357	11.915016	-32.63%	68,669	2008
	16.967720	17.685357	4.23%	81,515	2007
	15.084471	16.967720	12.48%	116,702	2006
	14.345619	15.084471	5.15%	117,818	2005
	13.032501	14.345619	10.08%	139,967	2004
	10.000000	13.032501	30.33%	60,363	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.398289	12.823011	12.50%	80,976	2009
	13.662752	11.398289	-16.57%	84,509	2008
	13.144366	13.662752	3.94%	86,452	2007
	12.344849	13.144366	6.48%	94,382	2006
	12.030792	12.344849	2.61%	102,979	2005
	11.432830	12.030792	5.23%	70,844	2004
	10.000000	11.432830	14.33%	27,219	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.713568	17.073555	34.29%	8,071	2009
	20.377307	12.713568	-37.61%	8,636	2008
	19.294289	20.377307	5.61%	15,194	2007
	17.878889	19.294289	7.92%	19,495	2006
	16.240650	17.878889	10.09%	20,652	2005
	14.290151	16.240650	13.65%	20,730	2004
	10.000000	14.290151	42.90%	9,335	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.448876	10.265103	-1.76%	90,136	2009
	10.426279	10.448876	0.22%	136,095	2008
	10.132810	10.426279	2.90%	82,388	2007
	9.870853	10.132810	2.65%	85,912	2006
	9.790082	9.870853	0.83%	40,315	2005
	9.889293	9.790082	-1.00%	51,724	2004
	10.000000	9.889293	-1.11%	52,371	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.824098	11.999350	22.14%	31,631	2009
	12.095722	9.824098	-18.78%	26,317	2008
	11.774087	12.095722	2.73%	28,913	2007
	11.436003	11.774087	2.96%	33,598	2006
	11.396583	11.436003	0.35%	31,411	2005
	10.893681	11.396583	4.62%	29,561	2004
	10.000000	10.893681	8.94%	23,171	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.050429	8.086870	33.66%	3,626	2009
	10.000000	6.050429	-39.50%	516	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.319314	14.395582	27.18%	1,963	2009
	21.537850	11.319314	-47.44%	3,256	2008
	21.356427	21.537850	0.85%	5,246	2007
	17.766611	21.356427	20.21%	5,246	2006
	16.183856	17.766611	9.78%	5,246	2005
	13.733726	16.183856	17.84%	5,246	2004
	10.000000	13.733726	37.34%	1,387	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.012406	10.188621	27.16%	167	2009
	15.237873	8.012406	-47.42%	477	2008
	15.111008	15.237873	0.84%	6,066	2007
	12.570579	15.111008	20.21%	6,993	2006
	11.449228	12.570579	9.79%	29,836	2005
	10.000000	11.449228	14.49%	10,311	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.283783	7.981912	27.02%	7,645	2009
	10.000000	6.283783	-37.16%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.271938	7.847341	25.12%	105,043	2009
	10.000000	6.271938	-37.28%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.194427	7.707532	24.43%	38,845	2009
	10.000000	6.194427	-38.06%	291	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.676263	8.553700	28.12%	0	2009
	10.000000	6.676263	-33.24%	370	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	9.210609	11.503780	24.90%	2,470	2009
	17.544321	9.210609	-47.50%	4,865	2008
	16.317444	17.544321	7.52%	5,598	2007
	16.134121	16.317444	1.14%	5,877	2006
	15.249341	16.134121	5.80%	7,883	2005
	13.721857	15.249341	11.13%	7,598	2004
	10.000000	13.721857	37.22%	6,990	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.477173	16.657048	23.59%	16,881	2009
	20.272848	13.477173	-33.52%	20,876	2008
	22.255469	20.272848	-8.91%	23,342	2007
	19.353450	22.255469	14.99%	26,871	2006
	19.173862	19.353450	0.94%	32,946	2005
	16.688734	19.173862	14.89%	24,835	2004
	10.000000	16.688734	66.89%	10,267	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.475251	16.468562	32.01%	24,475	2009
	20.608770	12.475251	-39.47%	28,981	2008
	20.598389	20.608770	0.05%	32,623	2007
	18.769168	20.598389	9.75%	33,603	2006
	17.063461	18.769168	10.00%	39,143	2005
	14.628336	17.063461	16.65%	37,464	2004
	10.000000	14.628336	46.28%	15,404	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.023574	12.358728	23.30%	19,546	2009
	17.482313	10.023574	-42.66%	25,059	2008
	16.501933	17.482313	5.94%	24,357	2007
	14.817828	16.501933	11.37%	37,315	2006
	14.096285	14.817828	5.12%	19,412	2005
	13.105211	14.096285	7.56%	18,722	2004
	10.000000	13.105211	31.05%	15,497	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.565185	7.132550	28.16%	27,684	2009
	10.000000	5.565185	-44.35%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.823638	10.332676	5.18%	23,794	2009
	10.000000	9.823638	-1.76%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.880958	28.81%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.877409	28.77%	408	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.676501	13.448093	25.96%	38,895	2009
	17.318324	10.676501	-38.35%	43,061	2008
	18.109621	17.318324	-4.37%	47,884	2007
	15.957644	18.109621	13.49%	66,189	2006
	15.631642	15.957644	2.09%	75,128	2005
	13.595292	15.631642	14.98%	63,136	2004
	10.000000	13.595292	35.95%	26,548	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.261539	13.110430	41.56%	37,836	2009
	17.357386	9.261539	-46.64%	47,852	2008
	15.525560	17.357386	11.80%	48,513	2007
	14.681601	15.525560	5.75%	52,311	2006
	14.256716	14.681601	2.98%	62,220	2005
	13.617132	14.256716	4.70%	60,135	2004
	10.000000	13.617132	36.17%	27,594	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.061175	12.402160	36.87%	14,180	2009
	15.468733	9.061175	-41.42%	17,857	2008
	14.853903	15.468733	4.14%	24,661	2007
	12.883737	14.853903	15.29%	23,781	2006
	11.503272	12.883737	12.00%	19,988	2005
	10.000000	11.503272	15.03%	21,822	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.887705	19.004772	36.85%	33,452	2009
	23.701973	13.887705	-41.41%	35,154	2008
	22.755050	23.701973	4.16%	39,118	2007
	19.742872	22.755050	15.26%	41,509	2006
	17.625493	19.742872	12.01%	46,532	2005
	15.098167	17.625493	16.74%	48,066	2004
	10.000000	15.098167	50.98%	22,401	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.000234	2.483113	24.14%	1,321	2009
	9.532427	2.000234	-79.02%	932	2008
	10.000000	9.532427	-4.68%	416	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.847722	3.522170	23.68%	5,943	2009
	13.534952	2.847722	-78.96%	6,126	2008
	13.849358	13.534952	-2.27%	6,521	2007
	12.911286	13.849358	7.27%	7,670	2006
	12.888862	12.911286	0.17%	10,671	2005
	12.071064	12.888862	6.77%	12,017	2004
	10.000000	12.071064	20.71%	8,046	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.110795	12.708267	25.69%	35,207	2009
	16.776556	10.110795	-39.73%	24,188	2008
	16.404704	16.776556	2.27%	36,948	2007
	14.556268	16.404704	12.70%	38,591	2006
	14.017578	14.556268	3.84%	47,009	2005
	13.078404	14.017578	7.18%	48,432	2004
	10.000000	13.078404	30.78%	17,296	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.615191	16.957145	34.42%	7,617	2009
	20.722098	12.615191	-39.12%	7,544	2008
	21.401986	20.722098	-3.18%	8,489	2007
	19.007120	21.401986	12.60%	12,708	2006
	17.640670	19.007120	7.75%	17,219	2005
	15.072953	17.640670	17.04%	22,947	2004
	10.000000	15.072953	50.73%	18,092	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.834026	8.34%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.913226	9.13%	20,427	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	8.750441	11.154656	27.48%	6,600	2009
	14.536245	8.750441	-39.80%	7,225	2008
	15.755685	14.536245	-7.74%	7,778	2007
	13.841360	15.755685	13.83%	9,447	2006
	13.394064	13.841360	3.34%	9,681	2005
	12.275514	13.394064	9.11%	10,036	2004
	10.000000	12.275514	22.76%	4,093	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.677311	14.291841	22.39%	3,976	2009
	21.216886	11.677311	-44.96%	5,813	2008
	19.939586	21.216886	6.41%	6,011	2007
	15.897319	19.939586	25.43%	6,179	2006
	14.427990	15.897319	10.18%	6,362	2005
	12.644552	14.427990	14.10%	7,583	2004
	10.000000	12.644552	26.45%	11,554	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.316778	13.385645	60.95%	6,770	2009
	13.450480	8.316778	-38.17%	976	2008
	12.981735	13.450480	3.61%	815	2007
	12.537566	12.981735	3.54%	2,134	2006
	12.079069	12.537566	3.80%	2,242	2005
	11.711064	12.079069	3.14%	2,435	2004
	10.000000	11.711064	17.11%	1,867	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.466139	10.395857	39.24%	2,264	2009
	13.257878	7.466139	-43.69%	2,517	2008
	12.003120	13.257878	10.45%	17,688	2007
	11.179600	12.003120	7.37%	0	2006
	10.000000	11.179600	11.80%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.753217	9.536177	23.00%	4,118	2009
	12.388301	7.753217	-37.42%	3,149	2008
	12.245614	12.388301	1.17%	4,130	2007
	10.509601	12.245614	16.52%	2,592	2006
	10.000000	10.509601	5.10%	10,693	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.727192	10.448159	7.41%	5,428	2009
	11.062118	9.727192	-12.07%	7,536	2008
	10.707238	11.062118	3.31%	8,721	2007
	10.528053	10.707238	1.70%	9,561	2006
	10.314724	10.528053	2.07%	9,290	2005
	10.092718	10.314724	2.20%	9,067	2004
	10.000000	10.092718	0.93%	7,000	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.174913	18.111557	27.77%	1,260	2009
	16.978141	14.174913	-16.51%	1,465	2008
	16.251803	16.978141	4.47%	2,130	2007
	14.935322	16.251803	8.81%	2,222	2006
	13.562397	14.935322	10.12%	2,309	2005
	12.546417	13.562397	8.10%	2,863	2004
	10.000000	12.546417	25.46%	3,065	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.615146	12.913770	49.90%	202	2009

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.508689	12.413111	18.12%	1,221	2009
	18.054232	10.508689	-41.79%	1,391	2008
	17.543710	18.054232	2.91%	1,563	2007
	15.278513	17.543710	14.83%	2,586	2006
	14.881685	15.278513	2.67%	3,103	2005
	13.632334	14.881685	9.16%	3,603	2004
	10.000000	13.632334	36.32%	7,719	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.694437	17.774548	40.02%	5,606	2009
	20.130240	12.694437	-36.94%	5,569	2008
	20.203167	20.130240	-0.36%	6,246	2007
	18.023283	20.203167	12.09%	6,274	2006
	17.220056	18.023283	4.66%	6,274	2005
	14.734107	17.220056	16.87%	6,562	2004
	10.000000	14.734107	47.34%	1,797	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.106590	12.014646	8.18%	19,118	2009
	11.498609	11.106590	-3.41%	17,791	2008
	10.700603	11.498609	7.46%	11,145	2007
	10.731395	10.700603	-0.29%	6,803	2006
	10.764887	10.731395	-0.31%	9,106	2005
	10.365477	10.764887	3.85%	6,036	2004
	10.000000	10.365477	3.65%	475	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.912153	12.613872	15.59%	0	2009
	17.033878	10.912153	-35.94%	0	2008
	17.432300	17.033878	-2.29%	0	2007
	15.203635	17.432300	14.66%	0	2006
	14.819911	15.203635	2.59%	0	2005
	13.412628	14.819911	10.49%	0	2004
	10.000000	13.412628	34.13%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	9.350585	11.912745	27.40%	15,260	2009
	12.620144	9.350585	-25.91%	29,300	2008
	13.179014	12.620144	-4.24%	6,003	2007
	11.167887	13.179014	18.01%	4,714	2006
	10.000000	11.167887	11.68%	4,714	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.119299	14.241110	17.51%	21,870	2009
	16.869809	12.119299	-28.16%	26,587	2008
	18.153365	16.869809	-7.07%	18,858	2007
	15.611957	18.153365	16.28%	18,562	2006
	15.169005	15.611957	2.92%	18,279	2005
	13.536215	15.169005	12.06%	9,403	2004
	10.000000	13.536215	35.36%	7,311	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.027073	20.27%	7,592	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.563037	16.643625	22.71%	1,510	2009
	20.002786	13.563037	-32.19%	1,510	2008
	20.516323	20.002786	-2.50%	3,127	2007
	18.269183	20.516323	12.30%	4,364	2006
	17.356994	18.269183	5.26%	6,331	2005
	14.508790	17.356994	19.63%	3,376	2004
	10.000000	14.508790	45.09%	1,823	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.547325	13.048410	23.71%	22,769	2009
	17.145170	10.547325	-38.48%	12,067	2008
	16.639547	17.145170	3.04%	18,441	2007
	14.714741	16.639547	13.08%	17,253	2006
	14.354842	14.714741	2.51%	16,938	2005
	13.253320	14.354842	8.31%	3,450	2004
	10.000000	13.253320	32.53%	5,769	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.949713	13.136134	19.97%	10,470	2009
	15.874644	10.949713	-31.02%	18,595	2008
	15.138224	15.874644	4.86%	7,038	2007
	13.271692	15.138224	14.06%	7,327	2006
	12.986389	13.271692	2.20%	4,710	2005
	12.625572	12.986389	2.86%	4,083	2004
	10.000000	12.625572	26.26%	4,212	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.380150	10.344205	23.44%	0	2009
	13.721095	8.380150	-38.93%	0	2008
	15.758805	13.721095	-12.93%	0	2007
	15.509010	15.758805	1.61%	0	2006
	14.968748	15.509010	3.61%	0	2005
	13.733890	14.968748	8.99%	0	2004
	10.000000	13.733890	37.34%	1,275	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.441022	12.719010	11.17%	730	2009
	16.574035	11.441022	-30.97%	900	2008
	15.403040	16.574035	7.60%	966	2007
	13.553519	15.403040	13.65%	1,735	2006
	13.578075	13.553519	-0.18%	1,909	2005
	12.915694	13.578075	5.13%	1,955	2004
	10.000000	12.915694	29.16%	1,493	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.804553	11.562875	17.93%	6,673	2009
	10.805484	9.804553	-9.26%	1,043	2008
	10.471975	10.805484	3.18%	3,869	2007
	10.266398	10.471975	2.00%	685	2006
	10.357156	10.266398	-0.88%	685	2005
	10.213311	10.357156	1.41%	169	2004
	10.000000	10.213311	2.13%	7,560	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.963395	10.905056	21.66%	0	2009
	12.204072	8.963395	-26.55%	7,028	2008
	11.469338	12.204072	6.41%	7,028	2007
	10.663346	11.469338	7.56%	7,636	2006
	10.000000	10.663346	6.63%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.560800	10.801171	26.17%	0	2009
	12.979840	8.560800	-34.05%	0	2008
	12.027039	12.979840	7.92%	3,626	2007
	10.969142	12.027039	9.64%	13,741	2006
	10.000000	10.969142	9.69%	12,620	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.195231	10.551525	28.75%	2,773	2009
	13.505146	8.195231	-39.32%	2,773	2008
	12.388402	13.505146	9.01%	2,773	2007
	11.176694	12.388402	10.84%	2,773	2006
	10.000000	11.176694	11.77%	2,773	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.212506	16.238002	32.96%	89,369	2009
	21.712450	12.212506	-43.75%	94,507	2008
	18.860451	21.712450	15.12%	95,992	2007
	17.243671	18.860451	9.38%	102,136	2006
	15.060528	17.243671	14.50%	80,197	2005
	13.324455	15.060528	13.03%	40,750	2004
	10.000000	13.324455	33.24%	3,371	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.772843	14.155272	44.84%	4,939	2009
	21.839085	9.772843	-55.25%	3,885	2008
	15.279127	21.839085	42.93%	11,099	2007
	13.348402	15.279127	14.46%	2,245	2006
	10.000000	13.348402	33.48%	899	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.151580	12.941302	27.48%	37,399	2009
	18.086735	10.151580	-43.87%	41,030	2008
	18.197972	18.086735	-0.61%	60,362	2007
	15.459110	18.197972	17.72%	49,151	2006
	14.918610	15.459110	3.62%	34,683	2005
	13.664733	14.918610	9.18%	31,013	2004
	10.000000	13.664733	36.65%	9,136	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.730934	12.221840	25.60%	11,568	2009
	18.816653	9.730934	-48.29%	12,487	2008
	15.137527	18.816653	24.30%	17,878	2007
	14.470999	15.137527	4.61%	29,583	2006
	13.974030	14.470999	3.56%	6,643	2005
	13.806339	13.974030	1.21%	4,348	2004
	10.000000	13.806339	38.06%	5,829	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.393080	11.778830	13.33%	32,648	2009
	10.968658	10.393080	-5.25%	32,236	2008
	10.737961	10.968658	2.15%	58,317	2007
	10.505247	10.737961	2.22%	29,244	2006
	10.503682	10.505247	0.01%	12,251	2005
	10.271299	10.503682	2.26%	7,682	2004
	10.000000	10.271299	2.71%	998	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.994381	20.567387	37.17%	19,156	2009
	25.296736	14.994381	-40.73%	21,544	2008
	22.348276	25.296736	13.19%	25,188	2007
	20.255999	22.348276	10.33%	24,614	2006
	17.486236	20.255999	15.84%	24,242	2005
	14.291814	17.486236	22.35%	43,800	2004
	10.000000	14.291814	42.92%	963	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.967521	17.303661	23.88%	0	2009
	25.394936	13.967521	-45.00%	0	2008
	22.106362	25.394936	14.88%	0	2007
	19.123170	22.106362	15.60%	0	2006
	16.401788	19.123170	16.59%	0	2005
	14.747430	16.401788	11.22%	0	2004
	10.000000	14.747430	47.47%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.366945	11.602372	23.87%	8,129	2009
	17.026073	9.366945	-44.98%	11,957	2008
	14.820340	17.026073	14.88%	19,147	2007
	12.815973	14.820340	15.64%	33,247	2006
	10.995945	12.815973	16.55%	5,301	2005
	10.000000	10.995945	9.96%	8,214	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.496953	16.191033	54.25%	2,256	2009
	21.955389	10.496953	-52.19%	2,271	2008
	21.217030	21.955389	3.48%	3,510	2007
	18.633000	21.217030	13.87%	10,687	2006
	18.533418	18.633000	0.54%	14,548	2005
	16.587140	18.533418	11.73%	1,669	2004
	10.000000	16.587140	65.87%	4,763	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.788371	10.365402	33.09%	8,018	2009
	11.280782	7.788371	-30.96%	9,176	2008
	11.078363	11.280782	1.83%	24,902	2007
	10.000000	11.078363	10.78%	8,815	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.413078	13.144812	15.17%	26,328	2009
	15.951280	11.413078	-28.45%	32,058	2008
	16.702536	15.951280	-4.50%	39,134	2007
	14.528693	16.702536	14.96%	42,613	2006
	14.311386	14.528693	1.52%	40,431	2005
	13.136268	14.311386	8.95%	75,470	2004
	10.000000	13.136268	31.36%	2,132	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.464186	17.068056	26.77%	15,999	2009
	20.480506	13.464186	-34.26%	10,622	2008
	21.377512	20.480506	-4.20%	12,579	2007
	18.617786	21.377512	14.82%	20,677	2006
	17.438799	18.617786	6.76%	20,383	2005
	14.357875	17.438799	21.46%	4,499	2004
	10.000000	14.357875	43.58%	453	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.573599	8.403837	27.84%	1,177	2009
	10.000000	6.573599	-34.26%	7,909	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	9.334414	15.816419	69.44%	4,746	2009
	20.095412	9.334414	-53.55%	4,411	2008
	15.910289	20.095412	26.30%	6,220	2007
	12.646990	15.910289	25.80%	4,930	2006
	10.000000	12.646990	26.47%	2,596	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.642936	18.350761	34.51%	0	2009
	23.314502	13.642936	-41.48%	0	2008
	20.575821	23.314502	13.31%	0	2007
	17.260846	20.575821	19.21%	0	2006
	15.962062	17.260846	8.14%	0	2005
	13.720588	15.962062	16.34%	0	2004
	10.000000	13.720588	37.21%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.808898	13.208602	34.66%	21,116	2009
	16.766478	9.808898	-41.50%	38,404	2008
	14.798397	16.766478	13.30%	43,464	2007
	12.412578	14.798397	19.22%	37,757	2006
	11.482386	12.412578	8.10%	29,684	2005
	10.000000	11.482386	14.82%	9,617	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3- Q/NQ	12.278911	14.303830	16.49%	3,693	2009
	11.779233	12.278911	4.24%	3,125	2008
	10.809817	11.779233	8.97%	5,041	2007
	9.759551	10.809817	10.76%	2,876	2006
	10.000000	9.759551	-2.40%	1,452	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.516292	11.275383	18.49%	2,731	2009
	16.899739	9.516292	-43.69%	2,983	2008
	15.411768	16.899739	9.65%	3,210	2007
	14.804611	15.411768	4.10%	4,200	2006
	13.891196	14.804611	6.58%	3,458	2005
	13.310109	13.891196	4.37%	3,564	2004
	10.000000	13.310109	33.10%	3,675	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.842703	15.110778	39.36%	1,079	2009
	20.895091	10.842703	-48.11%	283	2008
	19.259541	20.895091	8.49%	237	2007
	16.877833	19.259541	14.11%	413	2006
	15.736819	16.877833	7.25%	413	2005
	13.909528	15.736819	13.14%	277	2004
	10.000000	13.909528	39.10%	277	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.817371	18.17%	423	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.477840	15.380173	23.26%	0	2009
	15.145534	12.477840	-17.61%	0	2008
	13.993012	15.145534	8.24%	0	2007
	12.911316	13.993012	8.38%	0	2006
	12.217979	12.911316	5.67%	0	2005
	11.494958	12.217979	6.29%	0	2004
	10.000000	11.494958	14.95%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.478366	17.883341	43.31%	5,556	2009
	22.830114	12.478366	-45.34%	4,903	2008
	17.025367	22.830114	34.09%	6,087	2007
	15.896255	17.025367	7.10%	139	2006
	14.388282	15.896255	10.48%	139	2005
	12.426582	14.388282	15.79%	139	2004
	10.000000	12.426582	24.27%	57	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.491084	21.954427	75.76%	6,582	2009
	26.631529	12.491084	-53.10%	5,878	2008
	21.187903	26.631529	25.69%	21,613	2007
	14.714740	21.187903	43.99%	5,028	2006
	11.355399	14.714740	29.58%	0	2005
	10.000000	11.355399	13.55%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.360385	32.270233	75.76%	0	2009
	39.160687	18.360385	-53.12%	0	2008
	31.169284	39.160687	25.64%	0	2007
	21.656559	31.169284	43.93%	0	2006
	16.722219	21.656559	29.51%	0	2005
	14.354875	16.722219	16.49%	0	2004
	10.000000	14.354875	43.55%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.774798	13.344822	36.52%	3,821	2009
	15.803516	9.774798	-38.15%	7,255	2008
	14.503959	15.803516	8.96%	7,429	2007
	13.770714	14.503959	5.32%	7,252	2006
	13.460591	13.770714	2.30%	5,957	2005
	12.583644	13.460591	6.97%	5,756	2004
	10.000000	12.583644	25.84%	5,555	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.693375	15.255643	20.19%	22,112	2009
	19.229140	12.693375	-33.99%	12,607	2008
	18.210675	19.229140	5.59%	10,105	2007
	15.395861	18.210675	18.28%	6,132	2006
	14.732461	15.395861	4.50%	7,023	2005
	13.072099	14.732461	12.70%	749	2004
	10.000000	13.072099	30.72%	5,600	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.828835	9.820384	11.23%	9,667	2009
	10.390631	8.828835	-15.03%	16,485	2008
	10.105358	10.390631	2.82%	23,651	2007
	9.880148	10.105358	2.28%	30,487	2006
	9.922647	9.880148	-0.43%	2,127	2005
	10.031522	9.922647	-1.09%	2,011	2004
	10.000000	10.031522	0.32%	3,985	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.074922	10.933729	20.48%	363	2009
	15.276455	9.074922	-40.60%	363	2008
	15.486280	15.276455	-1.35%	1,814	2007
	14.990135	15.486280	3.31%	147	2006
	14.841809	14.990135	1.00%	147	2005
	13.516188	14.841809	9.81%	0	2004
	10.000000	13.516188	35.16%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.984406	12.879389	29.00%	0	2009
	16.798984	9.984406	-40.57%	0	2008
	15.906329	16.798984	5.61%	30,803	2007
	14.252324	15.906329	11.61%	22,538	2006
	13.588384	14.252324	4.89%	11,050	2005
	12.221487	13.588384	11.18%	1,973	2004
	10.000000	12.221487	22.21%	5,194	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.277535	12.78%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.396141	23.96%	139	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.486222	9.068158	21.13%	56,395	2009
	10.861614	7.486222	-31.08%	2,486	2008
	10.427094	10.861614	4.17%	2,486	2007
	10.000000	10.427094	4.27%	2,486	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.306266	10.243901	10.08%	19,180	2009
	10.520262	9.306266	-11.54%	10,301	2008
	10.409221	10.520262	1.07%	3,242	2007
	10.000000	10.409221	4.09%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.238672	10.060622	38.98%	2,657	2009
	12.019214	7.238672	-39.77%	2,724	2008
	10.708700	12.019214	12.24%	15,912	2007
	10.000000	10.708700	7.09%	2,090	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.155155	8.384221	36.21%	6,458	2009
	11.241811	6.155155	-45.25%	9,783	2008
	10.236847	11.241811	9.82%	15,807	2007
	10.000000	10.236847	2.37%	4,887	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.938710	7.617747	28.27%	27,825	2009
	9.769577	5.938710	-39.21%	11,950	2008
	10.000000	9.769577	-2.30%	2,352	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.030824	14.374149	43.30%	291	2009
	14.192415	10.030824	-29.32%	291	2008
	14.021832	14.192415	1.22%	291	2007
	12.915841	14.021832	8.56%	291	2006
	12.852665	12.915841	0.49%	8,764	2005
	11.893980	12.852665	8.06%	8,764	2004
	10.000000	11.893980	18.94%	117	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.075684	11.578896	43.38%	12,256	2009
	11.443376	8.075684	-29.43%	2,850	2008
	11.302178	11.443376	1.25%	13,280	2007
	10.411135	11.302178	8.56%	59,818	2006
	10.000000	10.411135	4.11%	16,365	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.439586	6.911330	27.06%	9,609	2009
	10.000000	5.439586	-45.60%	5,829	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.250943	32.51%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.090232	7.642153	50.13%	1,617	2009
	10.000000	5.090232	-49.10%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.099785	7.859069	28.84%	25,332	2009
	10.000000	6.099785	-39.00%	28,897	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.333434	8.031170	26.81%	0	2009
	10.000000	6.333434	-36.67%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.889996	9.278998	17.60%	12,502	2009
	10.000000	7.889996	-21.10%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.170498	8.738475	21.87%	72,504	2009
	10.000000	7.170498	-28.30%	10,266	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.036060	10.023671	10.93%	0	2009
	10.000000	9.036060	-9.64%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.526994	9.009172	19.69%	44,889	2009
	10.000000	7.526994	-24.73%	2,391	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.808767	8.458991	24.24%	76,145	2009
	10.000000	6.808767	-31.91%	76,145	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.268590	9.550512	15.50%	12,509	2009
	10.000000	8.268590	-17.31%	2,336	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.800405	10.445512	6.58%	6,634	2009
	10.000000	9.800405	-2.00%	11,705	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.806200	11.206811	14.28%	0	2009
	10.000000	9.806200	-1.94%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.118140	32.203559	60.07%	1,048	2009
	48.724248	20.118140	-58.71%	1,048	2008
	34.194184	48.724248	42.49%	1,048	2007
	25.556052	34.194184	33.80%	1,048	2006
	19.675015	25.556052	29.89%	1,048	2005
	16.644208	19.675015	18.21%	1,048	2004
	10.000000	16.644208	66.44%	231	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.051474	19.291051	60.07%	10,886	2009
	29.141566	12.051474	-58.65%	10,075	2008
	20.414905	29.141566	42.75%	4,185	2007
	15.230741	20.414905	34.04%	9,809	2006
	11.711869	15.230741	30.05%	22,274	2005
	10.000000	11.711869	17.12%	10,970	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.625974	11.717690	0.79%	38,244	2009
	10.996208	11.625974	5.73%	56,039	2008
	10.456077	10.996208	5.17%	68,253	2007
	10.308192	10.456077	1.43%	32,811	2006
	10.170039	10.308192	1.36%	50,149	2005
	10.034393	10.170039	1.35%	8,486	2004
	10.000000	10.034393	0.34%	2,412	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.492680	8.195706	26.23%	517	2009
	11.624236	6.492680	-44.15%	517	2008
	10.827926	11.624236	7.35%	517	2007
	10.000000	10.827926	8.28%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.006727	14.990655	24.85%	12,063	2009
	19.370012	12.006727	-38.01%	16,361	2008
	18.627254	19.370012	3.99%	17,505	2007
	16.238229	18.627254	14.71%	14,785	2006
	15.327674	16.238229	5.94%	13,948	2005
	13.695527	15.327674	11.92%	7,287	2004
	10.000000	13.695527	36.96%	2,069	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.496080	14.96%	977	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.053380	20.53%	21,492	2009*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.579600	13.540200	16.93%	215,849	2009
	15.361218	11.579600	-24.62%	110,667	2008
	14.813939	15.361218	3.69%	113,428	2007
	13.553620	14.813939	9.30%	111,770	2006
	13.107851	13.553620	3.40%	108,254	2005
	12.192229	13.107851	7.51%	94,115	2004
	10.000000	12.192229	21.92%	2,107	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.879401	14.503712	22.09%	57,157	2009
	17.641492	11.879401	-32.66%	76,751	2008
	16.934317	17.641492	4.18%	81,112	2007
	15.062418	16.934317	12.43%	92,714	2006
	14.331913	15.062418	5.10%	58,180	2005
	13.026688	14.331913	10.02%	17,373	2004
	10.000000	13.026688	30.27%	16,951	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.092429	11.876288	7.07%	20,574	2009
	12.025824	11.092429	-7.76%	16,521	2008
	11.628004	12.025824	3.42%	1,992	2007
	11.158734	11.628004	4.21%	1,992	2006
	11.004575	11.158734	1.40%	1,992	2005
	10.713558	11.004575	2.72%	11,035	2004
	10.000000	10.713558	7.14%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.364256	12.778219	12.44%	17,137	2009
	13.628897	11.364256	-16.62%	14,595	2008
	13.118511	13.628897	3.89%	31,595	2007
	12.326824	13.118511	6.42%	30,318	2006
	12.019327	12.326824	2.56%	22,483	2005
	11.427726	12.019327	5.18%	9,256	2004
	10.000000	11.427726	14.28%	5,452	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.675571	17.013868	34.23%	7,106	2009
	20.326795	12.675571	-37.64%	6,569	2008
	19.256325	20.326795	5.56%	8,839	2007
	17.852771	19.256325	7.86%	12,190	2006
	16.225157	17.852771	10.03%	11,730	2005
	14.283788	16.225157	13.59%	3,197	2004
	10.000000	14.283788	42.84%	5,558	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.417445	10.229014	-1.81%	76,122	2009
	10.400214	10.417445	0.17%	87,678	2008
	10.112656	10.400214	2.84%	49,364	2007
	9.856226	10.112656	2.60%	47,305	2006
	9.780540	9.856226	0.77%	41,222	2005
	9.884687	9.780540	-1.05%	16,867	2004
	10.000000	9.884687	-1.15%	4,940	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.794737	11.957409	22.08%	14,859	2009
	12.065711	9.794737	-18.82%	7,474	2008
	11.750886	12.065711	2.68%	10,282	2007
	11.419269	11.750886	2.90%	11,413	2006
	11.385690	11.419269	0.29%	5,094	2005
	10.888817	11.385690	4.56%	2,106	2004
	10.000000	10.888817	8.89%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.048367	8.080005	33.59%	26,417	2009
	10.000000	6.048367	-39.52%	27,136	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.286674	14.346757	27.11%	0	2009
	21.486728	11.286674	-47.47%	0	2008
	21.316653	21.486728	0.80%	0	2007
	17.742531	21.316653	20.14%	0	2006
	16.170138	17.742531	9.72%	819	2005
	13.729071	16.170138	17.78%	819	2004
	10.000000	13.729071	37.29%	342	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.993388	10.159263	27.10%	6,796	2009
	15.209482	7.993388	-47.44%	15,707	2008
	15.090586	15.209482	0.79%	23,613	2007
	12.559962	15.090586	20.15%	15,670	2006
	11.445372	12.559962	9.74%	15,822	2005
	10.000000	11.445372	14.45%	11,550	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.281640	7.975139	26.96%	26,246	2009
	10.000000	6.281640	-37.18%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.269802	7.840677	25.05%	8,247	2009
	10.000000	6.269802	-37.30%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.192315	7.700979	24.36%	30,458	2009
	10.000000	6.192315	-38.08%	8,813	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.673995	8.546437	28.06%	16,475	2009
	10.000000	6.673995	-33.26%	19,460	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	9.183081	11.463564	24.83%	3,075	2009
	17.500830	9.183081	-47.53%	2,410	2008
	16.285328	17.500830	7.46%	2,410	2007
	16.110548	16.285328	1.08%	2,411	2006
	15.234783	16.110548	5.75%	973	2005
	13.715748	15.234783	11.08%	84	2004
	10.000000	13.715748	37.16%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.436896	16.598802	23.53%	1,325	2009
	20.222599	13.436896	-33.56%	885	2008
	22.211681	20.222599	-8.96%	862	2007
	19.325182	22.211681	14.94%	617	2006
	19.155578	19.325182	0.89%	380	2005
	16.681315	19.155578	14.83%	67	2004
	10.000000	16.681315	66.81%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.437959	16.410976	31.94%	2,572	2009
	20.557672	12.437959	-39.50%	4,311	2008
	20.557852	20.557672	0.00%	4,719	2007
	18.741745	20.557852	9.69%	6,974	2006
	17.047183	18.741745	9.94%	5,251	2005
	14.621826	17.047183	16.59%	3,709	2004
	10.000000	14.621826	46.22%	649	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.993615	12.315506	23.23%	17,539	2009
	17.438964	9.993615	-42.69%	20,559	2008
	16.469458	17.438964	5.89%	28,104	2007
	14.796175	16.469458	11.31%	20,873	2006
	14.082839	14.796175	5.07%	12,105	2005
	13.099371	14.082839	7.51%	12,044	2004
	10.000000	13.099371	30.99%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.563279	7.126472	28.10%	30,806	2009
	10.000000	5.563279	-44.37%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.820295	10.323906	5.13%	6,774	2009
	10.000000	9.820295	-1.80%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.876575	28.77%	35	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.873037	28.73%	19,973	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.644586	13.401074	25.90%	22,558	2009
	17.275388	10.644586	-38.38%	27,078	2008
	18.073967	17.275388	-4.42%	39,407	2007
	15.934319	18.073967	13.43%	36,936	2006
	15.616715	15.934319	2.03%	26,741	2005
	13.589226	15.616715	14.92%	24,925	2004
	10.000000	13.589226	35.89%	10,675	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.233860	13.064587	41.49%	5,928	2009
	17.314356	9.233860	-46.67%	7,740	2008
	15.495013	17.314356	11.74%	11,122	2007
	14.660153	15.495013	5.69%	11,955	2006
	14.243117	14.660153	2.93%	10,531	2005
	13.611063	14.243117	4.64%	6,150	2004
	10.000000	13.611063	36.11%	1,456	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.039684	12.366446	36.80%	23,922	2009
	15.439925	9.039684	-41.45%	24,827	2008
	14.833818	15.439925	4.09%	26,131	2007
	12.872847	14.833818	15.23%	29,076	2006
	11.499389	12.872847	11.94%	19,989	2005
	10.000000	11.499389	14.99%	5,331	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.846190	18.938318	36.78%	4,209	2009
	23.643183	13.846190	-41.44%	4,209	2008
	22.710241	23.643183	4.11%	5,409	2007
	19.714004	22.710241	15.20%	5,967	2006
	17.608662	19.714004	11.96%	5,967	2005
	15.091431	17.608662	16.68%	5,979	2004
	10.000000	15.091431	50.91%	1,740	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.998532	2.479746	24.08%	9,691	2009
	9.529185	1.998532	-79.03%	5,398	2008
	10.000000	9.529185	-4.71%	4,063	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.839210	3.509845	23.62%	2,009	2009
	13.501403	2.839210	-78.97%	2,811	2008
	13.822109	13.501403	-2.32%	4,432	2007
	12.892436	13.822109	7.21%	4,748	2006
	12.876571	12.892436	0.12%	7,241	2005
	12.065688	12.876571	6.72%	55,140	2004
	10.000000	12.065688	20.66%	224	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.080586	12.663841	25.63%	21,768	2009
	16.734981	10.080586	-39.76%	23,068	2008
	16.372426	16.734981	2.21%	49,449	2007
	14.535004	16.372426	12.64%	46,547	2006
	14.004211	14.535004	3.79%	39,282	2005
	13.072585	14.004211	7.13%	23,029	2004
	10.000000	13.072585	30.73%	2,389	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.577491	16.897853	34.35%	6,145	2009
	20.670727	12.577491	-39.15%	10,111	2008
	21.359870	20.670727	-3.23%	12,018	2007
	18.979349	21.359870	12.54%	16,337	2006
	17.623824	18.979349	7.69%	10,089	2005
	15.066242	17.623824	16.98%	9,198	2004
	10.000000	15.066242	50.66%	1,487	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.830339	8.30%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.909511	9.10%	7,754	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	8.725219	11.116845	27.41%	1,548	2009
	14.501740	8.725219	-39.83%	1,548	2008
	15.726340	14.501740	-7.79%	1,548	2007
	13.822597	15.726340	13.77%	1,548	2006
	13.382696	13.822597	3.29%	2,295	2005
	12.271349	13.382696	9.06%	3,030	2004
	10.000000	12.271349	22.71%	368	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.643640	14.243374	22.33%	0	2009
	21.166526	11.643640	-44.99%	0	2008
	19.902453	21.166526	6.35%	0	2007
	15.875772	19.902453	25.36%	0	2006
	14.415757	15.875772	10.13%	0	2005
	12.640252	14.415757	14.05%	0	2004
	10.000000	12.640252	26.40%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.292772	13.340219	60.87%	1,740	2009
	13.418513	8.292772	-38.20%	1,740	2008
	12.957523	13.418513	3.56%	4,157	2007
	12.520549	12.957523	3.49%	4,157	2006
	12.068798	12.520549	3.74%	4,986	2005
	11.707077	12.068798	3.09%	13,880	2004
	10.000000	11.707077	17.07%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.452208	10.371167	39.17%	29,573	2009
	13.239894	7.452208	-43.71%	40,585	2008
	11.992976	13.239894	10.40%	54,732	2007
	11.175837	11.992976	7.31%	44,976	2006
	10.000000	11.175837	11.76%	5,486	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.738753	9.513540	22.93%	30,129	2009
	12.371509	7.738753	-37.45%	34,960	2008
	12.235269	12.371509	1.11%	59,006	2007
	10.506054	12.235269	16.46%	66,389	2006
	10.000000	10.506054	5.06%	9,965	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.699151	10.412737	7.36%	11,706	2009
	11.035849	9.699151	-12.11%	18,236	2008
	10.687295	11.035849	3.26%	30,529	2007
	10.513789	10.687295	1.65%	25,995	2006
	10.305973	10.513789	2.02%	13,882	2005
	10.089289	10.305973	2.15%	8,989	2004
	10.000000	10.089289	0.89%	81	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.131677	18.047123	27.71%	0	2009
	16.934984	14.131677	-16.55%	0	2008
	16.218791	16.934984	4.42%	0	2007
	14.912555	16.218791	8.76%	0	2006
	13.548609	14.912555	10.07%	183	2005
	12.540033	13.548609	8.04%	183	2004
	10.000000	12.540033	25.40%	183	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.597067	12.880121	49.82%	0	2009

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.477260	12.369671	18.06%	2,189	2009
	18.009437	10.477260	-41.82%	2,141	2008
	17.509150	18.009437	2.86%	2,947	2007
	15.256160	17.509150	14.77%	3,171	2006
	14.867466	15.256160	2.61%	3,431	2005
	13.626250	14.867466	9.11%	7,101	2004
	10.000000	13.626250	36.26%	6,782	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.656476	17.712365	39.95%	548	2009
	20.080310	12.656476	-36.97%	5,537	2008
	20.163377	20.080310	-0.41%	1,267	2007
	17.996918	20.163377	12.04%	866	2006
	17.203603	17.996918	4.61%	924	2005
	14.727543	17.203603	16.81%	2,137	2004
	10.000000	14.727543	47.28%	2,081	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.072684	11.971868	8.12%	3,223	2009
	11.469347	11.072684	-3.46%	5,313	2008
	10.678841	11.469347	7.40%	3,780	2007
	10.715015	10.678841	-0.34%	7,807	2006
	10.753920	10.715015	-0.36%	18,200	2005
	10.360197	10.753920	3.80%	14,600	2004
	10.000000	10.360197	3.60%	5,094	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.879530	12.569760	15.54%	1,304	2009
	16.991635	10.879530	-35.97%	5,333	2008
	17.397983	16.991635	-2.34%	5,368	2007
	15.181408	17.397983	14.60%	5,515	2006
	14.805759	15.181408	2.54%	5,548	2005
	13.406642	14.805759	10.44%	6,249	2004
	10.000000	13.406642	34.07%	4,011	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	9.333144	11.884456	27.34%	409	2009
	12.603032	9.333144	-25.95%	2,992	2008
	13.167878	12.603032	-4.29%	0	2007
	11.164123	13.167878	17.95%	2,308	2006
	10.000000	11.164123	11.64%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.083088	14.191333	17.45%	9,622	2009
	16.827987	12.083088	-28.20%	10,368	2008
	18.117641	16.827987	-7.12%	10,306	2007
	15.589146	18.117641	16.22%	14,371	2006
	15.154532	15.589146	2.87%	12,101	2005
	13.530178	15.154532	12.01%	6,107	2004
	10.000000	13.530178	35.30%	2,243	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.022984	20.23%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.522499	16.585419	22.65%	366	2009
	19.953186	13.522499	-32.23%	2,061	2008
	20.475926	19.953186	-2.55%	1,808	2007
	18.242482	20.475926	12.24%	2,617	2006
	17.340425	18.242482	5.20%	3,505	2005
	14.502323	17.340425	19.57%	4,888	2004
	10.000000	14.502323	45.02%	342	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.515790	13.002769	23.65%	49,114	2009
	17.102642	10.515790	-38.51%	20,406	2008
	16.606789	17.102642	2.99%	23,396	2007
	14.693228	16.606789	13.02%	25,071	2006
	14.341131	14.693228	2.46%	23,403	2005
	13.247418	14.341131	8.26%	22,488	2004
	10.000000	13.247418	32.47%	8,993	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.916979	13.090190	19.91%	2,933	2009
	15.835261	10.916979	-31.06%	1,593	2008
	15.108418	15.835261	4.81%	2,784	2007
	13.252291	15.108418	14.01%	4,825	2006
	12.973992	13.252291	2.15%	6,333	2005
	12.619952	12.973992	2.81%	6,327	2004
	10.000000	12.619952	26.20%	337	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.355079	10.307991	23.37%	0	2009
	13.687049	8.355079	-38.96%	0	2008
	15.727766	13.687049	-12.98%	602	2007
	15.486336	15.727766	1.56%	602	2006
	14.954456	15.486336	3.56%	602	2005
	13.727773	14.954456	8.94%	940	2004
	10.000000	13.727773	37.28%	741	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.406802	12.674512	11.11%	1,710	2009
	16.532909	11.406802	-31.01%	1,710	2008
	15.372699	16.532909	7.55%	1,710	2007
	13.533690	15.372699	13.59%	1,710	2006
	13.565101	13.533690	-0.23%	1,710	2005
	12.909925	13.565101	5.07%	1,710	2004
	10.000000	12.909925	29.10%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.775256	11.522442	17.87%	16,004	2009
	10.778693	9.775256	-9.31%	4,717	2008
	10.451360	10.778693	3.13%	5,328	2007
	10.251388	10.451360	1.95%	9,890	2006
	10.347262	10.251388	-0.93%	10,574	2005
	10.208760	10.347262	1.36%	7,159	2004
	10.000000	10.208760	2.09%	4,731	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.946637	10.879123	21.60%	0	2009
	12.187475	8.946637	-26.59%	0	2008
	11.459629	12.187475	6.35%	0	2007
	10.659740	11.459629	7.50%	0	2006
	10.000000	10.659740	6.60%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.544816	10.775514	26.11%	9,370	2009
	12.962220	8.544816	-34.08%	8,613	2008
	12.016865	12.962220	7.87%	8,613	2007
	10.965440	12.016865	9.59%	8,613	2006
	10.000000	10.965440	9.65%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.179923	10.526448	28.69%	0	2009
	13.486807	8.179923	-39.35%	0	2008
	12.377930	13.486807	8.96%	0	2007
	11.172924	12.377930	10.79%	0	2006
	10.000000	11.172924	11.73%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.176006	16.181228	32.89%	32,152	2009
	21.658621	12.176006	-43.78%	39,716	2008
	18.823323	21.658621	15.06%	54,945	2007
	17.218465	18.823323	9.32%	60,612	2006
	15.046148	17.218465	14.44%	61,515	2005
	13.318501	15.046148	12.97%	46,414	2004
	10.000000	13.318501	33.19%	8,795	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.754586	14.121616	44.77%	1,609	2009
	21.809443	9.754586	-55.27%	13,722	2008
	15.266216	21.809443	42.86%	19,368	2007
	13.343898	15.266216	14.41%	12,560	2006
	10.000000	13.343898	33.44%	5,301	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.121211	12.896015	27.42%	17,304	2009
	18.041852	10.121211	-43.90%	23,179	2008
	18.162116	18.041852	-0.66%	23,717	2007
	15.436486	18.162116	17.66%	26,147	2006
	14.904344	15.436486	3.57%	26,963	2005
	13.658630	14.904344	9.12%	26,655	2004
	10.000000	13.658630	36.59%	7,158	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.701850	12.179100	25.53%	8,178	2009
	18.770011	9.701850	-48.31%	13,007	2008
	15.107734	18.770011	24.24%	16,861	2007
	14.449853	15.107734	4.55%	15,532	2006
	13.960697	14.449853	3.50%	16,344	2005
	13.800194	13.960697	1.16%	15,567	2004
	10.000000	13.800194	38.00%	2,994	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.361987	11.737617	13.28%	26,939	2009
	10.941424	10.361987	-5.30%	13,977	2008
	10.716787	10.941424	2.10%	18,415	2007
	10.489860	10.716787	2.16%	10,858	2006
	10.493632	10.489860	-0.04%	9,745	2005
	10.266703	10.493632	2.21%	9,106	2004
	10.000000	10.266703	2.67%	1,113	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.949542	20.495432	37.10%	5,718	2009
	25.233984	14.949542	-40.76%	9,343	2008
	22.304255	25.233984	13.14%	15,927	2007
	20.226375	22.304255	10.27%	16,803	2006
	17.469531	20.226375	15.78%	16,836	2005
	14.285435	17.469531	22.29%	10,699	2004
	10.000000	14.285435	42.85%	2,020	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.925774	17.243147	23.82%	0	2009
	25.331974	13.925774	-45.03%	0	2008
	22.062847	25.331974	14.82%	468	2007
	19.095216	22.062847	15.54%	4,896	2006
	16.386129	19.095216	16.53%	5,223	2005
	14.740847	16.386129	11.16%	5,239	2004
	10.000000	14.740847	47.41%	549	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.344712	11.568911	23.80%	6,591	2009
	16.994351	9.344712	-45.01%	24,484	2008
	14.800306	16.994351	14.82%	28,308	2007
	12.805159	14.800306	15.58%	24,872	2006
	10.992242	12.805159	16.49%	22,798	2005
	10.000000	10.992242	9.92%	17,169	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.465552	16.134375	54.17%	0	2009
	21.900932	10.465552	-52.21%	0	2008
	21.175246	21.900932	3.43%	3,042	2007
	18.605749	21.175246	13.81%	3,236	2006
	18.515721	18.605749	0.49%	4,475	2005
	16.579749	18.515721	11.68%	6,054	2004
	10.000000	16.579749	65.80%	3,422	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.777777	10.346021	33.02%	1,428	2009
	11.271182	7.777777	-30.99%	2,527	2008
	11.074620	11.271182	1.77%	1,428	2007
	10.000000	11.074620	10.75%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.378953	13.098837	15.11%	14,020	2009
	15.911706	11.378953	-28.49%	18,322	2008
	16.669638	15.911706	-4.55%	24,103	2007
	14.507449	16.669638	14.90%	27,048	2006
	14.297719	14.507449	1.47%	30,897	2005
	13.130408	14.297719	8.89%	26,297	2004
	10.000000	13.130408	31.30%	4,411	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.423922	17.008342	26.70%	3,488	2009
	20.429698	13.423922	-34.29%	2,940	2008
	21.335411	20.429698	-4.25%	5,793	2007
	18.590572	21.335411	14.76%	8,338	2006
	17.422161	18.590572	6.71%	9,909	2005
	14.351480	17.422161	21.40%	8,981	2004
	10.000000	14.351480	43.51%	1,858	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.571360	8.396706	27.78%	0	2009
	10.000000	6.571360	-34.29%	1,255	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	9.316981	15.778846	69.36%	2,726	2009
	20.068122	9.316981	-53.57%	518	2008
	15.896831	20.068122	26.24%	2,991	2007
	12.642722	15.896831	25.74%	1,821	2006
	10.000000	12.642722	26.43%	3,387	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.602152	18.286583	34.44%	1,920	2009
	23.256678	13.602152	-41.51%	1,920	2008
	20.535305	23.256678	13.25%	4,579	2007
	17.235606	20.535305	19.14%	4,579	2006
	15.946817	17.235606	8.08%	8,102	2005
	13.714467	15.946817	16.28%	9,961	2004
	10.000000	13.714467	37.14%	6,232	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.785628	13.170555	34.59%	10,597	2009
	16.735247	9.785628	-41.53%	16,317	2008
	14.778401	16.735247	13.24%	16,164	2007
	12.402111	14.778401	19.16%	19,059	2006
	11.478526	12.402111	8.05%	14,176	2005
	10.000000	11.478526	14.79%	10,233	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3- Q/NQ	12.255983	14.269852	16.43%	905	2009
	11.763237	12.255983	4.19%	915	2008
	10.800672	11.763237	8.91%	857	2007
	9.756257	10.800672	10.71%	0	2006
	10.000000	9.756257	-2.44%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.487832	11.235948	18.42%	5,546	2009
	16.857806	9.487832	-43.72%	5,586	2008
	15.381409	16.857806	9.60%	4,981	2007
	14.782959	15.381409	4.05%	4,670	2006
	13.877928	14.782959	6.52%	4,504	2005
	13.304174	13.877928	4.31%	2,476	2004
	10.000000	13.304174	33.04%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.810264	15.057894	39.29%	0	2009
	20.843229	10.810264	-48.14%	353	2008
	19.221592	20.843229	8.44%	353	2007
	16.853145	19.221592	14.05%	542	2006
	15.721785	16.853145	7.20%	2,900	2005
	13.903325	15.721785	13.08%	2,306	2004
	10.000000	13.903325	39.03%	852	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.813349	18.13%	2,243	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.440541	15.326396	23.20%	345	2009
	15.107969	12.440541	-17.66%	345	2008
	13.965464	15.107969	8.18%	345	2007
	12.892454	13.965464	8.32%	345	2006
	12.206327	12.892454	5.62%	345	2005
	11.489832	12.206327	6.24%	345	2004
	10.000000	11.489832	14.90%	345	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.441048	17.820786	43.24%	0	2009
	22.773483	12.441048	-45.37%	2,753	2008
	16.991824	22.773483	34.03%	3,707	2007
	15.873002	16.991824	7.05%	0	2006
	14.374535	15.873002	10.42%	0	2005
	12.421034	14.374535	15.73%	1,721	2004
	10.000000	12.421034	24.21%	1,721	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.461442	21.891178	75.67%	3,859	2009
	26.581935	12.461442	-53.12%	7,326	2008
	21.159270	26.581935	25.63%	8,106	2007
	15.229220	21.159270	43.92%	7,556	2006
	13.996013	15.229220	8.81%	0	2005
	12.145798	13.996013	15.23%	0	2004
	10.000000	12.145798	21.46%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.305483	32.157355	75.67%	0	2009
	39.063570	18.305483	-53.14%	0	2008
	31.107912	39.063570	25.57%	0	2007
	14.702316	31.107912	43.85%	0	2006
	11.351574	14.702316	29.52%	884	2005
	10.000000	11.351574	13.52%	0	2004*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.745545	13.298107	36.45%	3,861	2009
	15.764287	9.745545	-38.18%	2,018	2008
	14.475374	15.764287	8.90%	2,018	2007
	13.750579	14.475374	5.27%	2,924	2006
	13.447732	13.750579	2.25%	10,907	2005
	12.578028	13.447732	6.91%	11,754	2004
	10.000000	12.578028	25.78%	3,582	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.655437	15.202306	20.12%	7,811	2009
	19.181453	12.655437	-34.02%	6,378	2008
	18.174822	19.181453	5.54%	8,633	2007
	15.373351	18.174822	18.22%	9,182	2006
	14.718395	15.373351	4.45%	7,663	2005
	13.066273	14.718395	12.64%	5,385	2004
	10.000000	13.066273	30.66%	1,255	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.802463	9.786068	11.17%	19,971	2009
	10.364868	8.802463	-15.07%	26,336	2008
	10.085460	10.364868	2.77%	27,777	2007
	9.865705	10.085460	2.23%	21,773	2006
	9.913174	9.865705	-0.48%	14,549	2005
	10.027045	9.913174	-1.14%	13,888	2004
	10.000000	10.027045	0.27%	2,664	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.047786	10.895471	20.42%	832	2009
	15.238548	9.047786	-40.63%	832	2008
	15.455776	15.238548	-1.41%	870	2007
	14.968216	15.455776	3.26%	979	2006
	14.827644	14.968216	0.95%	1,132	2005
	13.510160	14.827644	9.75%	1,873	2004
	10.000000	13.510160	35.10%	1,637	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.955586	12.835666	28.93%	127	2009
	16.759067	9.955586	-40.60%	168	2008
	15.876667	16.759067	5.56%	11,118	2007
	14.232977	15.876667	11.55%	6,422	2006
	13.576843	14.232977	4.83%	2,961	2005
	12.217327	13.576843	11.13%	305	2004
	10.000000	12.217327	22.17%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.273709	12.74%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.391945	23.92%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.476026	9.051196	21.07%	24,512	2009
	10.852373	7.476026	-31.11%	22,702	2008
	10.423562	10.852373	4.11%	19,506	2007
	10.000000	10.423562	4.24%	9,850	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.293622	10.224777	10.02%	1,893	2009
	10.511339	9.293622	-11.58%	1,176	2008
	10.405716	10.511339	1.02%	1,833	2007
	10.000000	10.405716	4.06%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.228832	10.041819	38.91%	9,662	2009
	12.009005	7.228832	-39.80%	10,248	2008
	10.705080	12.009005	12.18%	6,887	2007
	10.000000	10.705080	7.05%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.146783	8.368558	36.15%	1,966	2009
	11.232271	6.146783	-45.28%	11,841	2008
	10.233395	11.232271	9.76%	9,572	2007
	10.000000	10.233395	2.33%	639	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.933653	7.607377	28.21%	6,433	2009
	9.766249	5.933653	-39.24%	6,841	2008
	10.000000	9.766249	-2.34%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.000827	14.323849	43.23%	1,386	2009
	14.157191	10.000827	-29.36%	1,386	2008
	13.994206	14.157191	1.16%	1,428	2007
	12.896942	13.994206	8.51%	1,547	2006
	12.840387	12.896942	0.44%	3,739	2005
	11.888673	12.840387	8.01%	5,642	2004
	10.000000	11.888673	18.89%	5,069	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.060617	11.551411	43.31%	5,603	2009
	11.427849	8.060617	-29.47%	2,660	2008
	11.292619	11.427849	1.20%	4,991	2007
	10.407617	11.292619	8.50%	5,971	2006
	10.000000	10.407617	4.08%	3,101	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.437726	6.905438	26.99%	5,938	2009
	10.000000	5.437726	-45.62%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.246438	32.46%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.088492	7.635656	50.06%	0	2009
	10.000000	5.088492	-49.12%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.097700	7.852367	28.78%	10,873	2009
	10.000000	6.097700	-39.02%	12,589	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.331277	8.024348	26.74%	0	2009
	10.000000	6.331277	-36.69%	621	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.887319	9.271131	17.54%	0	2009
	10.000000	7.887319	-21.13%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.168050	8.731043	21.80%	0	2009
	10.000000	7.168050	-28.32%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.032985	10.015163	10.87%	0	2009
	10.000000	9.032985	-9.67%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.524429	9.001521	19.63%	31,521	2009
	10.000000	7.524429	-24.76%	0	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.806444	8.451804	24.17%	13,343	2009
	10.000000	6.806444	-31.94%	13,343	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.265770	9.542396	15.44%	54,429	2009
	10.000000	8.265770	-17.34%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.797071	10.436645	6.53%	4,190	2009
	10.000000	9.797071	-2.03%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.802870	11.197302	14.22%	0	2009
	10.000000	9.802870	-1.97%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.058004	32.090935	59.99%	1,259	2009
	48.603481	20.058004	-58.73%	1,259	2008
	34.126891	48.603481	42.42%	1,927	2007
	25.518716	34.126891	33.73%	2,008	2006
	19.656249	25.518716	29.82%	6,285	2005
	16.636793	19.656249	18.15%	7,120	2004
	10.000000	16.636793	66.37%	4,416	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.022868	19.235464	59.99%	4,196	2009
	29.087277	12.022868	-58.67%	4,339	2008
	20.387298	29.087277	42.67%	10,430	2007
	15.217878	20.387298	33.97%	11,410	2006
	11.707931	15.217878	29.98%	6,719	2005
	10.000000	11.707931	17.08%	3,440	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.591228	11.676717	0.74%	23,928	2009
	10.968931	11.591228	5.67%	29,559	2008
	10.435493	10.968931	5.11%	24,853	2007
	10.293118	10.435493	1.38%	19,329	2006
	10.160331	10.293118	1.31%	16,133	2005
	10.029912	10.160331	1.30%	7,975	2004
	10.000000	10.029912	0.30%	1,100	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.483852	8.180392	26.17%	0	2009
	11.614361	6.483852	-44.17%	0	2008
	10.824272	11.614361	7.30%	0	2007
	10.000000	10.824272	8.24%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.970822	14.938226	24.79%	2,998	2009
	19.321952	11.970822	-38.05%	3,333	2008
	18.590551	19.321952	3.93%	2,998	2007
	16.214476	18.590551	14.65%	7,342	2006
	15.313030	16.214476	5.89%	7,435	2005
	13.689404	15.313030	11.86%	5,587	2004
	10.000000	13.689404	36.89%	1,410	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.492168	14.92%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.049283	20.49%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.059266	11.834748	7.01%	25,110	2009
	11.995994	11.059266	-7.81%	81,882	2008
	11.605099	11.995994	3.37%	11,593	2007
	11.142419	11.605099	4.15%	15,025	2006
	10.994065	11.142419	1.35%	15,620	2005
	10.708779	10.994065	2.66%	16,240	2004
	10.000000	10.708779	7.09%	16,792	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.544996	13.492861	16.87%	40,695	2009
	15.323115	11.544996	-24.66%	41,121	2008
	14.784773	15.323115	3.64%	75,205	2007
	13.533804	14.784773	9.24%	104,822	2006
	13.095335	13.533804	3.35%	95,683	2005
	12.186797	13.095335	7.46%	80,159	2004
	10.000000	12.186797	21.87%	18,756	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.843910	14.453011	22.03%	29,916	2009
	17.597773	11.843910	-32.70%	29,916	2008
	16.900988	17.597773	4.12%	45,609	2007
	15.040415	16.900988	12.37%	47,504	2006
	14.318239	15.040415	5.04%	44,567	2005
	13.020880	14.318239	9.96%	38,985	2004
	10.000000	13.020880	30.21%	18,070	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.330274	12.733498	12.38%	6,657	2009
	13.595082	11.330274	-16.66%	11,693	2008
	13.092663	13.595082	3.84%	63,545	2007
	12.308781	13.092663	6.37%	33,047	2006
	12.007837	12.308781	2.51%	29,255	2005
	11.422629	12.007837	5.12%	14,914	2004
	10.000000	11.422629	14.23%	2,732	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.637660	16.954335	34.16%	3,909	2009
	20.276352	12.637660	-37.67%	4,049	2008
	19.218377	20.276352	5.51%	4,344	2007
	17.826650	19.218377	7.81%	5,369	2006
	16.209651	17.826650	9.98%	5,869	2005
	14.277420	16.209651	13.53%	9,202	2004
	10.000000	14.277420	42.77%	495	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.386092	10.193034	-1.86%	65,515	2009
	10.374196	10.386092	0.11%	138,789	2008
	10.092529	10.374196	2.79%	91,933	2007
	9.841607	10.092529	2.55%	93,529	2006
	9.770998	9.841607	0.72%	12,200	2005
	9.880078	9.770998	-1.10%	9,138	2004
	10.000000	9.880078	-1.20%	15,592	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.765464	11.915595	22.02%	22,640	2009
	12.035787	9.765464	-18.86%	9,740	2008
	11.727753	12.035787	2.63%	4,015	2007
	11.402579	11.727753	2.85%	4,077	2006
	11.374821	11.402579	0.24%	4,052	2005
	10.883959	11.374821	4.51%	2,478	2004
	10.000000	10.883959	8.84%	2,132	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.046307	8.073129	33.52%	17,769	2009
	10.000000	6.046307	-39.54%	10,741	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.254121	14.298082	27.05%	107	2009
	21.435702	11.254121	-47.50%	107	2008
	21.276929	21.435702	0.75%	107	2007
	17.718460	21.276929	20.08%	3,070	2006
	16.156405	17.718460	9.67%	3,202	2005
	13.724397	16.156405	17.72%	3,202	2004
	10.000000	13.724397	37.24%	349	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.974416	10.129981	27.03%	7,112	2009
	15.181140	7.974416	-47.47%	14,530	2008
	15.070189	15.181140	0.74%	23,553	2007
	12.549364	15.070189	20.09%	25,072	2006
	11.441520	12.549364	9.68%	22,873	2005
	10.000000	11.441520	14.42%	14,552	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.279499	7.968351	26.89%	9,598	2009
	10.000000	6.279499	-37.21%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.267659	7.834012	24.99%	4,234	2009
	10.000000	6.267659	-37.32%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.190195	7.694421	24.30%	10,721	2009
	10.000000	6.190195	-38.10%	3,839	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.671710	8.539166	27.99%	5,528	2009
	10.000000	6.671710	-33.28%	7,817	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	9.155626	11.423473	24.77%	2,537	2009
	17.457427	9.155626	-47.55%	2,537	2008
	16.253267	17.457427	7.41%	4,495	2007
	16.087013	16.253267	1.03%	2,537	2006
	15.220250	16.087013	5.69%	6,118	2005
	13.709636	15.220250	11.02%	5,591	2004
	10.000000	13.709636	37.10%	864	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.396714	16.540743	23.47%	1,644	2009
	20.172428	13.396714	-33.59%	1,644	2008
	22.167952	20.172428	-9.00%	4,207	2007
	19.296940	22.167952	14.88%	8,011	2006
	19.137305	19.296940	0.83%	11,127	2005
	16.673885	19.137305	14.77%	10,737	2004
	10.000000	16.673885	66.74%	5,262	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.400766	16.353562	31.88%	13,265	2009
	20.506677	12.400766	-39.53%	16,014	2008
	20.517363	20.506677	-0.05%	26,804	2007
	18.714350	20.517363	9.63%	29,636	2006
	17.030906	18.714350	9.88%	29,973	2005
	14.615310	17.030906	16.53%	26,114	2004
	10.000000	14.615310	46.15%	14,198	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.963734	12.272429	23.17%	18,102	2009
	17.395702	9.963734	-42.72%	19,291	2008
	16.437022	17.395702	5.83%	20,704	2007
	14.774541	16.437022	11.25%	18,292	2006
	14.069386	14.774541	5.01%	14,832	2005
	13.093531	14.069386	7.45%	12,293	2004
	10.000000	13.093531	30.94%	10,532	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.561369	7.120392	28.03%	4,121	2009
	10.000000	5.561369	-44.39%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.816966	10.315146	5.07%	43,615	2009
	10.000000	9.816966	-1.83%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.872203	28.72%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.868657	28.69%	7,931	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.612760	13.354195	25.83%	13,941	2009
	17.232540	10.612760	-38.41%	27,355	2008
	18.038387	17.232540	-4.47%	39,928	2007
	15.911026	18.038387	13.37%	47,974	2006
	15.601811	15.911026	1.98%	43,352	2005
	13.583167	15.601811	14.86%	32,408	2004
	10.000000	13.583167	35.83%	1,956	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.206252	13.018905	41.41%	1,688	2009
	17.271417	9.206252	-46.70%	4,843	2008
	15.464505	17.271417	11.68%	4,874	2007
	14.638727	15.464505	5.64%	5,537	2006
	14.229519	14.638727	2.88%	10,985	2005
	13.605001	14.229519	4.59%	9,030	2004
	10.000000	13.605001	36.05%	2,405	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.018232	12.330818	36.73%	5,698	2009
	15.411159	9.018232	-41.48%	5,780	2008
	14.813778	15.411159	4.03%	7,419	2007
	12.861990	14.813778	15.17%	9,925	2006
	11.495518	12.861990	11.89%	10,651	2005
	10.000000	11.495518	14.96%	6,696	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.804815	18.872103	36.71%	1,474	2009
	23.584582	13.804815	-41.47%	1,979	2008
	22.665556	23.584582	4.05%	2,384	2007
	19.685210	22.665556	15.14%	2,534	2006
	17.591871	19.685210	11.90%	6,039	2005
	15.084714	17.591871	16.62%	8,910	2004
	10.000000	15.084714	50.85%	7,343	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.996830	2.476379	24.02%	7,857	2009
	9.525930	1.996830	-79.04%	5,966	2008
	10.000000	9.525930	-4.74%	2,178	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.830710	3.497568	23.56%	4,579	2009
	13.467884	2.830710	-78.98%	4,579	2008
	13.794853	13.467884	-2.37%	6,354	2007
	12.873541	13.794853	7.16%	8,065	2006
	12.864250	12.873541	0.07%	9,592	2005
	12.060288	12.864250	6.67%	7,518	2004
	10.000000	12.060288	20.60%	3,926	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.050430	12.619523	25.56%	8,675	2009
	16.693442	10.050430	-39.79%	15,966	2008
	16.340170	16.693442	2.16%	23,344	2007
	14.513743	16.340170	12.58%	20,533	2006
	13.990832	14.513743	3.74%	15,697	2005
	13.066755	13.990832	7.07%	14,798	2004
	10.000000	13.066755	30.67%	2,045	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.539886	16.838740	34.28%	922	2009
	20.619456	12.539886	-39.18%	3,029	2008
	21.317808	20.619456	-3.28%	3,477	2007
	18.951604	21.317808	12.49%	4,425	2006
	17.607016	18.951604	7.64%	2,213	2005
	15.059532	17.607016	16.92%	1,844	2004
	10.000000	15.059532	50.60%	1,330	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.826649	8.27%	868	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.905794	9.06%	44,280	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	8.700061	11.079140	27.35%	0	2009
	14.467322	8.700061	-39.86%	0	2008
	15.697055	14.467322	-7.83%	0	2007
	13.803856	15.697055	13.72%	387	2006
	13.371334	13.803856	3.23%	387	2005
	12.267172	13.371334	9.00%	387	2004
	10.000000	12.267172	22.67%	387	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.610063	14.195055	22.27%	0	2009
	21.116266	11.610063	-45.02%	0	2008
	19.865381	21.116266	6.30%	0	2007
	15.854247	19.865381	25.30%	376	2006
	14.403520	15.854247	10.07%	376	2005
	12.635959	14.403520	13.99%	376	2004
	10.000000	12.635959	26.36%	376	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.268867	13.294992	60.78%	0	2009
	13.386660	8.268867	-38.23%	0	2008
	12.933390	13.386660	3.50%	0	2007
	12.503574	12.933390	3.44%	0	2006
	12.058562	12.503574	3.69%	0	2005
	11.703107	12.058562	3.04%	1,023	2004
	10.000000	11.703107	17.03%	821	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.438285	10.346533	39.10%	3,349	2009
	13.221922	7.438285	-43.74%	5,567	2008
	11.982837	13.221922	10.34%	2,810	2007
	11.172057	11.982837	7.26%	0	2006
	10.000000	11.172057	11.72%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.724298	9.490928	22.87%	3,135	2009
	12.354713	7.724298	-37.48%	3,135	2008
	12.224927	12.354713	1.06%	760	2007
	10.502507	12.224927	16.40%	0	2006
	10.000000	10.502507	5.03%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.671154	10.377399	7.30%	7,704	2009
	11.009612	9.671154	-12.16%	12,475	2008
	10.667339	11.009612	3.21%	15,691	2007
	10.499491	10.667339	1.60%	19,577	2006
	10.297210	10.499491	1.96%	6,791	2005
	10.085843	10.297210	2.10%	4,470	2004
	10.000000	10.085843	0.86%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.088532	17.982861	27.64%	98	2009
	16.891896	14.088532	-16.60%	98	2008
	16.185813	16.891896	4.36%	942	2007
	14.889797	16.185813	8.70%	1,045	2006
	13.534807	14.889797	10.01%	2,255	2005
	12.533652	13.534807	7.99%	2,840	2004
	10.000000	12.533652	25.34%	2,315	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.578995	12.846504	49.74%	343	2009

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.445924	12.326389	18.00%	3,024	2009
	17.964756	10.445924	-41.85%	3,280	2008
	17.474675	17.964756	2.80%	3,280	2007
	15.233868	17.474675	14.71%	3,446	2006
	14.853284	15.233868	2.56%	3,446	2005
	13.620181	14.853284	9.05%	5,225	2004
	10.000000	13.620181	36.20%	5,034	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.618626	17.650383	39.88%	1,405	2009
	20.030494	12.618626	-37.00%	1,405	2008
	20.123674	20.030494	-0.46%	1,405	2007
	17.970616	20.123674	11.98%	1,419	2006
	17.187195	17.970616	4.56%	1,419	2005
	14.720983	17.187195	16.75%	1,827	2004
	10.000000	14.720983	47.21%	1,894	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.038864	11.929218	8.07%	0	2009
	11.440148	11.038864	-3.51%	0	2008
	10.657116	11.440148	7.35%	0	2007
	10.698655	10.657116	-0.39%	0	2006
	10.742961	10.698655	-0.41%	0	2005
	10.354917	10.742961	3.75%	0	2004
	10.000000	10.354917	3.55%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.846969	12.525743	15.48%	0	2009
	16.949441	10.846969	-36.00%	0	2008
	17.363685	16.949441	-2.39%	0	2007
	15.159191	17.363685	14.54%	0	2006
	14.791613	15.159191	2.49%	0	2005
	13.400667	14.791613	10.38%	228	2004
	10.000000	13.400667	34.01%	288	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	9.315701	11.856213	27.27%	142	2009
	12.585912	9.315701	-25.98%	142	2008
	13.156741	12.585912	-4.34%	142	2007
	11.160354	13.156741	17.89%	0	2006
	10.000000	11.160354	11.60%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.046955	14.141684	17.39%	810	2009
	16.786241	12.046955	-28.23%	875	2008
	18.081962	16.786241	-7.17%	875	2007
	15.566348	18.081962	16.16%	875	2006
	15.140056	15.566348	2.82%	875	2005
	13.524142	15.140056	11.95%	875	2004
	10.000000	13.524142	35.24%	483	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.018891	20.19%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.482033	16.527358	22.59%	0	2009
	19.903666	13.482033	-32.26%	0	2008
	20.435589	19.903666	-2.60%	0	2007
	18.215806	20.435589	12.19%	0	2006
	17.323874	18.215806	5.15%	0	2005
	14.495863	17.323874	19.51%	0	2004
	10.000000	14.495863	44.96%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.484318	12.957235	23.59%	387	2009
	17.060175	10.484318	-38.55%	1,992	2008
	16.574042	17.060175	2.93%	2,117	2007
	14.671716	16.574042	12.97%	2,117	2006
	14.327417	14.671716	2.40%	2,117	2005
	13.241492	14.327417	8.20%	3,454	2004
	10.000000	13.241492	32.41%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.884321	13.044385	19.85%	0	2009
	15.795961	10.884321	-31.09%	0	2008
	15.078643	15.795961	4.76%	0	2007
	13.232899	15.078643	13.95%	0	2006
	12.961593	13.232899	2.09%	0	2005
	12.614318	12.961593	2.75%	0	2004
	10.000000	12.614318	26.14%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.330082	10.271918	23.31%	0	2009
	13.653059	8.330082	-38.99%	0	2008
	15.696762	13.653059	-13.02%	0	2007
	15.463665	15.696762	1.51%	0	2006
	14.940160	15.463665	3.50%	0	2005
	13.721639	14.940160	8.88%	0	2004
	10.000000	13.721639	37.22%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.372684	12.630154	11.06%	0	2009
	16.491882	11.372684	-31.04%	0	2008
	15.342410	16.491882	7.49%	0	2007
	13.513893	15.342410	13.53%	0	2006
	13.552134	13.513893	-0.28%	0	2005
	12.904162	13.552134	5.02%	0	2004
	10.000000	12.904162	29.04%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.745985	11.482091	17.81%	0	2009
	10.751903	9.745985	-9.36%	0	2008
	10.430737	10.751903	3.08%	0	2007
	10.236368	10.430737	1.90%	276	2006
	10.337354	10.236368	-0.98%	276	2005
	10.204194	10.337354	1.30%	256	2004
	10.000000	10.204194	2.04%	294	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.929952	10.853307	21.54%	0	2009
	12.170952	8.929952	-26.63%	0	2008
	11.449951	12.170952	6.30%	0	2007
	10.656145	11.449951	7.45%	0	2006
	10.000000	10.656145	6.56%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.528856	10.749898	26.04%	0	2009
	12.944625	8.528856	-34.11%	0	2008
	12.006703	12.944625	7.81%	0	2007
	10.961738	12.006703	9.53%	0	2006
	10.000000	10.961738	9.62%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.164651	10.501446	28.62%	0	2009
	13.468509	8.164651	-39.38%	0	2008
	12.367469	13.468509	8.90%	0	2007
	11.169149	12.367469	10.73%	0	2006
	10.000000	11.169149	11.69%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.139569	16.124571	32.83%	801	2009
	21.604860	12.139569	-43.81%	2,352	2008
	18.786228	21.604860	15.00%	2,474	2007
	17.193267	18.786228	9.27%	2,474	2006
	15.031767	17.193267	14.38%	2,474	2005
	13.312564	15.031767	12.91%	2,538	2004
	10.000000	13.312564	33.13%	364	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.736367	14.088047	44.70%	0	2009
	21.779859	9.736367	-55.30%	0	2008
	15.253319	21.779859	42.79%	0	2007
	13.339408	15.253319	14.35%	0	2006
	10.000000	13.339408	33.39%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.090937	12.850889	27.35%	103	2009
	17.997091	10.090937	-43.93%	103	2008
	18.126350	17.997091	-0.71%	103	2007
	15.413918	18.126350	17.60%	0	2006
	14.890118	15.413918	3.52%	0	2005
	13.652543	14.890118	9.06%	0	2004
	10.000000	13.652543	36.53%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.672824	12.136474	25.47%	0	2009
	18.723429	9.672824	-48.34%	0	2008
	15.077970	18.723429	24.18%	0	2007
	14.428718	15.077970	4.50%	0	2006
	13.947355	14.428718	3.45%	0	2005
	13.794032	13.947355	1.11%	0	2004
	10.000000	13.794032	37.94%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.330978	11.696525	13.22%	0	2009
	10.914247	10.330978	-5.34%	0	2008
	10.695648	10.914247	2.04%	0	2007
	10.474496	10.695648	2.11%	0	2006
	10.483602	10.474496	-0.09%	0	2005
	10.262112	10.483602	2.16%	242	2004
	10.000000	10.262112	2.62%	242	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.904845	20.423747	37.03%	1,501	2009
	25.171396	14.904845	-40.79%	1,565	2008
	22.260345	25.171396	13.08%	1,565	2007
	20.196810	22.260345	10.22%	1,674	2006
	17.452852	20.196810	15.72%	1,674	2005
	14.279064	17.452852	22.23%	1.668	2004
	10.000000	14.279064	42.79%	1,684	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.884102	17.182770	23.76%	0	2009
	25.269098	13.884102	-45.06%	0	2008
	22.019372	25.269098	14.76%	0	2007
	19.067291	22.019372	15.48%	0	2006
	16.370488	19.067291	16.47%	0	2005
	14.734289	16.370488	11.10%	226	2004
	10.000000	14.734289	47.34%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.322533	11.535584	23.74%	0	2009
	16.962678	9.322533	-45.04%	0	2008
	14.780294	16.962678	14.77%	0	2007
	12.794338	14.780294	15.52%	0	2006
	10.988531	12.794338	16.43%	0	2005
	10.000000	10.988531	9.89%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.434236	16.077894	54.09%	0	2009
	21.846573	10.434236	-52.24%	0	2008
	21.133526	21.846573	3.37%	0	2007
	18.578540	21.133526	13.75%	0	2006
	18.498039	18.578540	0.44%	0	2005
	16.572366	18.498039	11.62%	0	2004
	10.000000	16.572366	65.72%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.767215	10.326718	32.95%	0	2009
	11.261623	7.767215	-31.03%	0	2008
	11.070887	11.261623	1.72%	0	2007
	10.000000	11.070887	10.71%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.344899	13.052968	15.06%	0	2009
	15.872203	11.344899	-28.52%	0	2008
	16.636787	15.872203	-4.60%	0	2007
	14.486224	16.636787	14.85%	172	2006
	14.284062	14.486224	1.42%	172	2005
	13.124559	14.284062	8.83%	807	2004
	10.000000	13.124559	31.25%	776	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.383779	16.948821	26.64%	0	2009
	20.379018	13.383779	-34.33%	0	2008
	21.293406	20.379018	-4.29%	0	2007
	18.563394	21.293406	14.71%	0	2006
	17.405526	18.563394	6.65%	0	2005
	14.345083	17.405526	21.33%	308	2004
	10.000000	14.345083	43.45%	283	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.569115	8.389555	27.71%	0	2009
	10.000000	6.569115	-34.31%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	9.299580	15.741349	69.27%	0	2009
	20.040896	9.299580	-53.60%	0	2008
	15.883394	20.040896	26.18%	0	2007
	12.638452	15.883394	25.68%	0	2006
	10.000000	12.638452	26.38%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.561455	18.222589	34.37%	1,112	2009
	23.198948	13.561455	-41.54%	1,112	2008
	20.494837	23.198948	13.19%	1,112	2007
	17.210388	20.494837	19.08%	1,217	2006
	15.931585	17.210388	8.03%	1,217	2005
	13.708346	15.931585	16.22%	2,090	2004
	10.000000	13.708346	37.08%	2,054	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.762388	13.132584	34.52%	696	2009
	16.704028	9.762388	-41.56%	2,785	2008
	14.758392	16.704028	13.18%	2,948	2007
	12.391616	14.758392	19.10%	2,765	2006
	11.474649	12.391616	7.99%	2,765	2005
	10.000000	11.474649	14.75%	2,843	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3- Q/NQ	12.233112	14.235969	16.37%	0	2009
	11.747267	12.233112	4.14%	0	2008
	10.791538	11.747267	8.86%	0	2007
	9.752951	10.791538	10.65%	0	2006
	10.000000	9.752951	-2.47%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.459431	11.196594	18.36%	0	2009
	16.815938	9.459431	-43.75%	0	2008
	15.351080	16.815938	9.54%	0	2007
	14.761321	15.351080	4.00%	0	2006
	13.864661	14.761321	6.47%	0	2005
	13.298233	13.864661	4.26%	0	2004
	10.000000	13.298233	32.98%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.777921	15.005193	39.22%	0	2009
	20.791514	10.777921	-48.16%	0	2008
	19.183735	20.791514	8.38%	0	2007
	16.828506	19.183735	14.00%	0	2006
	15.706782	16.828506	7.14%	0	2005
	13.897124	15.706782	13.02%	0	2004
	10.000000	13.897124	38.97%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.809328	18.09%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.403331	15.272769	23.13%	0	2009
	15.070472	12.403331	-17.70%	0	2008
	13.937940	15.070472	8.13%	0	2007
	12.873580	13.937940	8.27%	0	2006
	12.194655	12.873580	5.57%	0	2005
	11.484704	12.194655	6.18%	0	2004
	10.000000	11.484704	14.85%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.403817	17.758387	43.17%	152	2009
	22.716955	12.403817	-45.40%	152	2008
	16.958344	22.716955	33.96%	152	2007
	15.849789	16.958344	6.99%	0	2006
	14.360798	15.849789	10.37%	0	2005
	12.415484	14.360798	15.67%	0	2004
	10.000000	12.415484	24.15%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.431876	21.828103	75.58%	85	2009
	26.532446	12.431876	-53.14%	85	2008
	21.130702	26.532446	25.56%	85	2007
	14.689923	21.130702	43.84%	85	2006
	11.347757	14.689923	29.45%	85	2005
	10.000000	11.347757	13.48%	85	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.250720	32.044817	75.58%	0	2009
	38.966658	18.250720	-53.16%	0	2008
	31.046642	38.966658	25.51%	0	2007
	21.593269	31.046642	43.78%	0	2006
	16.690295	21.593269	29.38%	0	2005
	14.342071	16.690295	16.37%	0	2004
	10.000000	14.342071	43.42%	359	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.716395	13.251577	36.38%	1,468	2009
	15.725168	9.716395	-38.21%	1,468	2008
	14.446858	15.725168	8.85%	1,468	2007
	13.730460	14.446858	5.22%	1,640	2006
	13.434891	13.730460	2.20%	1,640	2005
	12.572420	13.434891	6.86%	2,272	2004
	10.000000	12.572420	25.72%	2,432	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.617582	15.149121	20.06%	291	2009
	19.133862	12.617582	-34.06%	291	2008
	18.139026	19.133862	5.48%	291	2007
	15.350871	18.139026	18.16%	291	2006
	14.704343	15.350871	4.40%	291	2005
	13.060441	14.704343	12.59%	1,060	2004
	10.000000	13.060441	30.60%	962	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.776128	9.751814	11.12%	0	2009
	10.339136	8.776128	-15.12%	0	2008
	10.065578	10.339136	2.72%	0	2007
	9.851254	10.065578	2.18%	0	2006
	9.903697	9.851254	-0.53%	0	2005
	10.022565	9.903697	-1.19%	0	2004
	10.000000	10.022565	0.23%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.020719	10.857340	20.36%	0	2009
	15.200728	9.020719	-40.66%	0	2008
	15.425324	15.200728	-1.46%	0	2007
	14.946321	15.425324	3.20%	0	2006
	14.813472	14.946321	0.90%	0	2005
	13.504135	14.813472	9.70%	0	2004
	10.000000	13.504135	35.04%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.926852	12.792100	28.86%	0	2009
	16.719252	9.926852	-40.63%	0	2008
	15.847072	16.719252	5.50%	0	2007
	14.213670	15.847072	11.49%	0	2006
	13.565311	14.213670	4.78%	0	2005
	12.213171	13.565311	11.07%	0	2004
	10.000000	12.213171	22.13%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.269860	12.70%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.387724	23.88%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.465869	9.034298	21.01%	0	2009
	10.843154	7.465869	-31.15%	0	2008
	10.420045	10.843154	4.06%	0	2007
	10.000000	10.420045	4.20%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.280979	10.205658	9.96%	151	2009
	10.502388	9.280979	-11.63%	151	2008
	10.402195	10.502388	0.96%	151	2007
	10.000000	10.402195	4.02%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.218983	10.023020	38.84%	0	2009
	11.998783	7.218983	-39.84%	0	2008
	10.701461	11.998783	12.12%	0	2007
	10.000000	10.701461	7.01%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.138425	8.352911	36.08%	0	2009
	11.222723	6.138425	-45.30%	0	2008
	10.229939	11.222723	9.70%	0	2007
	10.000000	10.229939	2.30%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.928601	7.597040	28.14%	0	2009
	9.762924	5.928601	-39.27%	0	2008
	10.000000	9.762924	-2.37%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.970928	14.273771	43.15%	0	2009
	14.122069	9.970928	-29.39%	0	2008
	13.966646	14.122069	1.11%	0	2007
	12.878087	13.966646	8.45%	0	2006
	12.828129	12.878087	0.39%	0	2005
	11.883363	12.828129	7.95%	0	2004
	10.000000	11.883363	18.83%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.045559	11.523960	43.23%	0	2009
	11.412324	8.045559	-29.50%	0	2008
	11.283062	11.412324	1.15%	0	2007
	10.404099	11.283062	8.45%	0	2006
	10.000000	10.404099	4.04%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.435866	6.899575	26.93%	0	2009
	10.000000	5.435866	-45.64%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.241944	32.42%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.086752	7.629139	49.98%	0	2009
	10.000000	5.086752	-49.13%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.095623	7.845689	28.71%	0	2009
	10.000000	6.095623	-39.04%	0	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.329119	8.017520	26.68%	0	2009
	10.000000	6.329119	-36.71%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.884632	9.263244	17.48%	0	2009
	10.000000	7.884632	-21.15%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.165610	8.723627	21.74%	0	2009
	10.000000	7.165610	-28.34%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.029915	10.006663	10.82%	0	2009
	10.000000	9.029915	-9.70%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.521865	8.993867	19.57%	0	2009
	10.000000	7.521865	-24.78%	0	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.804125	8.444619	24.11%	0	2009
	10.000000	6.804125	-31.96%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.262967	9.534297	15.39%	0	2009
	10.000000	8.262967	-17.37%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.793750	10.427791	6.47%	0	2009
	10.000000	9.793750	-2.06%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.799538	11.187800	14.17%	0	2009
	10.000000	9.799538	-2.00%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.997995	31.978626	59.91%	0	2009
	48.482892	19.997995	-58.75%	0	2008
	34.059656	48.482892	42.35%	0	2007
	25.481383	34.059656	33.66%	0	2006
	19.637463	25.481383	29.76%	0	2005
	16.629376	19.637463	18.09%	0	2004
	10.000000	16.629376	66.29%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.994322	19.180025	59.91%	0	2009
	29.033083	11.994322	-58.69%	0	2008
	20.359741	29.033083	42.60%	0	2007
	15.205039	20.359741	33.90%	0	2006
	11.703984	15.205039	29.91%	0	2005
	10.000000	11.703984	17.04%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.556553	11.635860	0.69%	0	2009
	10.941692	11.556553	5.62%	0	2008
	10.414910	10.941692	5.06%	0	2007
	10.278047	10.414910	1.33%	0	2006
	10.150616	10.278047	1.26%	0	2005
	10.025426	10.150616	1.25%	0	2004
	10.000000	10.025426	0.25%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.475014	8.165074	26.10%	0	2009
	11.604467	6.475014	-44.20%	0	2008
	10.820602	11.604467	7.24%	0	2007
	10.000000	10.820602	8.21%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.935003	14.885937	24.73%	0	2009
	19.273993	11.935003	-38.08%	0	2008
	18.553909	19.273993	3.88%	0	2007
	16.190743	18.553909	14.60%	0	2006
	15.298388	16.190743	5.83%	0	2005
	13.683298	15.298388	11.80%	0	2004
	10.000000	13.683298	36.83%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.488255	14.88%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.045182	20.45%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.026204	11.793354	6.96%	1,558	2009
	11.966235	11.026204	-7.86%	1,558	2008
	11.582248	11.966235	3.32%	1,558	2007
	11.126126	11.582248	4.10%	1,558	2006
	10.983569	11.126126	1.30%	1,558	2005
	10.704003	10.983569	2.61%	1,558	2004
	10.000000	10.704003	7.04%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.510438	13.445621	16.81%	5,829	2009
	15.285064	11.510438	-24.69%	8,580	2008
	14.755622	15.285064	3.59%	22,688	2007
	13.513991	14.755622	9.19%	22,688	2006
	13.082811	13.513991	3.30%	22,688	2005
	12.181349	13.082811	7.40%	20,982	2004
	10.000000	12.181349	21.81%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.808455	14.402396	21.97%	1,195	2009
	17.554065	11.808455	-32.73%	1,195	2008
	16.867668	17.554065	4.07%	1,195	2007
	15.018394	16.867668	12.31%	1,195	2006
	14.304552	15.018394	4.99%	1,195	2005
	13.015066	14.304552	9.91%	1,247	2004
	10.000000	13.015066	30.15%	733	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.296366	12.688935	12.33%	15,312	2009
	13.561316	11.296366	-16.70%	15,312	2008
	13.066840	13.561316	3.78%	0	2007
	12.290759	13.066840	6.31%	0	2006
	11.996352	12.290759	2.45%	0	2005
	11.417528	11.996352	5.07%	0	2004
	10.000000	11.417528	14.18%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.599854	16.894982	34.09%	0	2009
	20.226044	12.599854	-37.70%	0	2008
	19.180528	20.226044	5.45%	0	2007
	17.800600	19.180528	7.75%	0	2006
	16.194190	17.800600	9.92%	0	2005
	14.271063	16.194190	13.48%	0	2004
	10.000000	14.271063	42.71%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.354819	10.157162	-1.91%	0	2009
	10.348233	10.354819	0.06%	0	2008
	10.072432	10.348233	2.74%	0	2007
	9.827008	10.072432	2.50%	0	2006
	9.761463	9.827008	0.67%	0	2005
	9.875470	9.761463	-1.15%	0	2004
	10.000000	9.875470	-1.25%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.736227	11.873865	21.96%	0	2009
	12.005886	9.736227	-18.90%	0	2008
	11.704613	12.005886	2.57%	0	2007
	11.385869	11.704613	2.80%	0	2006
	11.363940	11.385869	0.19%	0	2005
	10.879096	11.363940	4.46%	0	2004
	10.000000	10.879096	8.79%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.044248	8.066282	33.45%	0	2009
	10.000000	6.044248	-39.56%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.221641	14.249548	26.98%	0	2009
	21.384785	11.221641	-47.53%	0	2008
	21.237273	21.384785	0.69%	0	2007
	17.694429	21.237273	20.02%	0	2006
	16.142684	17.694429	9.61%	0	2005
	13.719727	16.142684	17.66%	0	2004
	10.000000	13.719727	37.20%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.955492	10.100781	26.97%	0	2009
	15.152857	7.955492	-47.50%	0	2008
	15.049828	15.152857	0.68%	0	2007
	12.538773	15.049828	20.03%	0	2006
	11.437668	12.538773	9.63%	0	2005
	10.000000	11.437668	14.38%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.277357	7.961577	26.83%	0	2009
	10.000000	6.277357	-37.23%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.265525	7.827338	24.93%	618	2009
	10.000000	6.265525	-37.34%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.188086	7.687878	24.24%	0	2009
	10.000000	6.188086	-38.12%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.669444	8.531911	27.93%	0	2009
	10.000000	6.669444	-33.31%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	9.128209	11.383451	24.71%	0	2009
	17.414054	9.128209	-47.58%	0	2008
	16.221203	17.414054	7.35%	0	2007
	16.063452	16.221203	0.98%	0	2006
	15.205697	16.063452	5.64%	0	2005
	13.703517	15.205697	10.96%	0	2004
	10.000000	13.703517	37.04%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.356635	16.482865	23.41%	0	2009
	20.122351	13.356635	-33.62%	0	2008
	22.124258	20.122351	-9.05%	0	2007
	19.268704	22.124258	14.82%	0	2006
	19.119017	19.268704	0.78%	0	2005
	16.666453	19.119017	14.72%	0	2004
	10.000000	16.666453	66.66%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.363666	16.296331	31.81%	0	2009
	20.455785	12.363666	-39.56%	0	2008
	20.476947	20.455785	-0.10%	0	2007
	18.686979	20.476947	9.58%	0	2006
	17.014645	18.686979	9.83%	0	2005
	14.608788	17.014645	16.47%	450	2004
	10.000000	14.608788	46.09%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.933923	12.229463	23.11%	0	2009
	17.352525	9.933923	-42.75%	0	2008
	16.404635	17.352525	5.78%	0	2007
	14.752925	16.404635	11.20%	0	2006
	14.055950	14.752925	4.96%	0	2005
	13.087692	14.055950	7.40%	0	2004
	10.000000	13.087692	30.88%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.559464	7.114320	27.97%	0	2009
	10.000000	5.559464	-44.41%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.813634	10.306389	5.02%	0	2009
	10.000000	9.813634	-1.86%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.867835	28.68%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.864296	28.64%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.581010	13.307463	25.77%	363	2009
	17.189769	10.581010	-38.45%	1,867	2008
	18.002842	17.189769	-4.52%	1,984	2007
	15.887753	18.002842	13.31%	1,984	2006
	15.586906	15.887753	1.93%	1,984	2005
	13.577106	15.586906	14.80%	2,046	2004
	10.000000	13.577106	35.77%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.178699	12.973327	41.34%	1,915	2009
	17.228540	9.178699	-46.72%	2,171	2008
	15.434015	17.228540	11.63%	2,171	2007
	14.617296	15.434015	5.59%	2,171	2006
	14.215918	14.617296	2.82%	2,171	2005
	13.598930	14.215918	4.54%	2,171	2004
	10.000000	13.598930	35.99%	2,126	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.996820	12.295262	36.66%	55	2009
	15.382422	8.996820	-41.51%	55	2008
	14.793739	15.382422	3.98%	55	2007
	12.851121	14.793739	15.12%	55	2006
	11.491649	12.851121	11.83%	55	2005
	10.000000	11.491649	14.92%	55	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.763518	18.806055	36.64%	329	2009
	23.526051	13.763518	-41.50%	329	2008
	22.620904	23.526051	4.00%	329	2007
	19.656415	22.620904	15.08%	329	2006
	17.575066	19.656415	11.84%	329	2005
	15.077980	17.575066	16.56%	329	2004
	10.000000	15.077980	50.78%	231	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.995126	2.473004	23.95%	142	2009
	9.522694	1.995126	-79.05%	142	2008
	10.000000	9.522694	-4.77%	142	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.822247	3.485338	23.50%	0	2009
	13.434470	2.822247	-78.99%	0	2008
	13.767676	13.434470	-2.42%	0	2007
	12.854710	13.767676	7.10%	61	2006
	12.851964	12.854710	0.02%	61	2005
	12.054908	12.851964	6.61%	727	2004
	10.000000	12.054908	20.55%	676	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.020365	12.575351	25.50%	1,476	2009
	16.652019	10.020365	-39.82%	3,112	2008
	16.307973	16.652019	2.11%	3,240	2007
	14.492509	16.307973	12.53%	3,240	2006
	13.977468	14.492509	3.68%	3,240	2005
	13.060920	13.977468	7.02%	4,184	2004
	10.000000	13.060920	30.61%	1,903	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.502392	16.779833	34.21%	229	2009
	20.568311	12.502392	-39.22%	229	2008
	21.275840	20.568311	-3.33%	229	2007
	18.923917	21.275840	12.43%	229	2006
	17.590220	18.923917	7.58%	229	2005
	15.052827	17.590220	16.86%	524	2004
	10.000000	15.052827	50.53%	272	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.822960	8.23%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.902078	9.02%	0	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	8.674948	11.041531	27.28%	0	2009
	14.432931	8.674948	-39.89%	0	2008
	15.667777	14.432931	-7.88%	0	2007
	13.785121	15.667777	13.66%	0	2006
	13.359972	13.785121	3.18%	0	2005
	12.262996	13.359972	8.95%	0	2004
	10.000000	12.262996	22.63%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.576553	14.146876	22.20%	0	2009
	21.066102	11.576553	-45.05%	0	2008
	19.828334	21.066102	6.24%	0	2007
	15.832728	19.828334	25.24%	0	2006
	14.391285	15.832728	10.02%	0	2005
	12.631654	14.391285	13.93%	0	2004
	10.000000	12.631654	26.32%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.244992	13.249841	60.70%	0	2009
	13.354829	8.244992	-38.26%	0	2008
	12.909247	13.354829	3.45%	0	2007
	12.486580	12.909247	3.38%	0	2006
	12.048297	12.486580	3.64%	0	2005
	11.699112	12.048297	2.98%	504	2004
	10.000000	11.699112	16.99%	504	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.424390	10.321934	39.03%	153	2009
	13.203974	7.424390	-43.77%	153	2008
	11.972698	13.203974	10.28%	153	2007
	11.168283	11.972698	7.20%	0	2006
	10.000000	11.168283	11.68%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.709863	9.468371	22.81%	233	2009
	12.337930	7.709863	-37.51%	233	2008
	12.214584	12.337930	1.01%	233	2007
	10.498960	12.214584	16.34%	0	2006
	10.000000	10.498960	4.99%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.643273	10.342210	7.25%	0	2009
	10.983472	9.643273	-12.20%	0	2008
	10.647467	10.983472	3.16%	0	2007
	10.485262	10.647467	1.55%	0	2006
	10.288472	10.485262	1.91%	0	2005
	10.082409	10.288472	2.04%	0	2004
	10.000000	10.082409	0.82%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.045524	17.918838	27.58%	0	2009
	16.848924	14.045524	-16.64%	0	2008
	16.152914	16.848924	4.31%	0	2007
	14.867089	16.152914	8.65%	0	2006
	13.521031	14.867089	9.96%	0	2005
	12.527281	13.521031	7.93%	0	2004
	10.000000	12.527281	25.27%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.560950	12.812951	49.67%	0	2009

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.414647	12.283222	17.94%	194	2009
	17.920145	10.414647	-41.88%	194	2008
	17.440215	17.920145	2.75%	1,032	2007
	15.211551	17.440215	14.65%	1,043	2006
	14.839080	15.211551	2.51%	1,043	2005
	13.614096	14.839080	9.00%	1,518	2004
	10.000000	13.614096	36.14%	475	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.580856	17.588597	39.80%	0	2009
	19.980747	12.580856	-37.04%	0	2008
	20.083994	19.980747	-0.51%	0	2007
	17.944309	20.083994	11.92%	0	2006
	17.170760	17.944309	4.51%	0	2005
	14.714406	17.170760	16.69%	0	2004
	10.000000	14.714406	47.14%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.005130	11.886696	8.01%	2,443	2009
	11.411009	11.005130	-3.56%	315	2008
	10.635425	11.411009	7.29%	403	2007
	10.682311	10.635425	-0.44%	403	2006
	10.732007	10.682311	-0.46%	6,050	2005
	10.349636	10.732007	3.69%	3,113	2004
	10.000000	10.349636	3.50%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.814518	12.481902	15.42%	112	2009
	16.907376	10.814518	-36.04%	112	2008
	17.329481	16.907376	-2.44%	785	2007
	15.137022	17.329481	14.48%	785	2006
	14.777488	15.137022	2.43%	785	2005
	13.394694	14.777488	10.32%	785	2004
	10.000000	13.394694	33.95%	89	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	9.298292	11.828022	27.21%	6,662	2009
	12.568812	9.298292	-26.02%	6,350	2008
	13.145612	12.568812	-4.39%	7,323	2007
	11.156580	13.145612	17.83%	0	2006
	10.000000	11.156580	11.57%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.010876	14.092137	17.33%	3,811	2009
	16.744522	12.010876	-28.27%	4,346	2008
	18.046287	16.744522	-7.21%	5,281	2007
	15.543549	18.046287	16.10%	5,370	2006
	15.125572	15.543549	2.76%	4,486	2005
	13.518096	15.125572	11.89%	3,216	2004
	10.000000	13.518096	35.18%	900	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.014804	20.15%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.441686	16.469490	22.53%	0	2009
	19.854246	13.441686	-32.30%	0	2008
	20.395311	19.854246	-2.65%	0	2007
	18.189148	20.395311	12.13%	0	2006
	17.307319	18.189148	5.10%	0	2005
	14.489397	17.307319	19.45%	0	2004
	10.000000	14.489397	44.89%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.452937	12.911867	23.52%	8,003	2009
	17.017813	10.452937	-38.58%	8,061	2008
	16.541374	17.017813	2.88%	8,089	2007
	14.650249	16.541374	12.91%	8,090	2006
	14.313731	14.650249	2.35%	8,569	2005
	13.235593	14.313731	8.15%	8,087	2004
	10.000000	13.235593	32.36%	869	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.851741	12.998709	19.78%	5,524	2009
	15.756723	10.851741	-31.13%	5,524	2008
	15.048908	15.756723	4.70%	5,642	2007
	13.213518	15.048908	13.89%	5,642	2006
	12.949201	13.213518	2.04%	5,642	2005
	12.608682	12.949201	2.70%	2,349	2004
	10.000000	12.608682	26.09%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.305143	10.235941	23.25%	0	2009
	13.619162	8.305143	-39.02%	0	2008
	15.665831	13.619162	-13.06%	0	2007
	15.441047	15.665831	1.46%	0	2006
	14.925899	15.441047	3.45%	0	2005
	13.715524	14.925899	8.82%	0	2004
	10.000000	13.715524	37.16%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.338646	12.585925	11.00%	175	2009
	16.450925	11.338646	-31.08%	175	2008
	15.312158	16.450925	7.44%	175	2007
	13.494105	15.312158	13.47%	175	2006
	13.539186	13.494105	-0.33%	175	2005
	12.898411	13.539186	4.97%	175	2004
	10.000000	12.898411	28.98%	139	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.716829	11.441913	17.75%	2,349	2009
	10.725195	9.716829	-9.40%	0	2008
	10.410154	10.725195	3.03%	164	2007
	10.221367	10.410154	1.85%	172	2006
	10.327466	10.221367	-1.03%	373	2005
	10.199626	10.327466	1.25%	373	2004
	10.000000	10.199626	2.00%	200	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.913255	10.827476	21.48%	0	2009
	12.154417	8.913255	-26.67%	0	2008
	11.440257	12.154417	6.24%	0	2007
	10.652543	11.440257	7.39%	0	2006
	10.000000	10.652543	6.53%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.512922	10.724355	25.98%	0	2009
	12.927048	8.512922	-34.15%	0	2008
	11.996552	12.927048	7.76%	0	2007
	10.958037	11.996552	9.48%	0	2006
	10.000000	10.958037	9.58%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.149378	10.476459	28.56%	0	2009
	13.450189	8.149378	-39.41%	0	2008
	12.356992	13.450189	8.85%	0	2007
	11.165376	12.356992	10.67%	0	2006
	10.000000	11.165376	11.65%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.103231	16.068109	32.76%	29,473	2009
	21.551199	12.103231	-43.84%	33,503	2008
	18.749174	21.551199	14.94%	36,908	2007
	17.168092	18.749174	9.21%	37,638	2006
	15.017388	17.168092	14.32%	42,200	2005
	13.306622	15.017388	12.86%	26,116	2004
	10.000000	13.306622	33.07%	1,403	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.718154	14.054514	44.62%	0	2009
	21.750264	9.718154	-55.32%	0	2008
	15.240404	21.750264	42.71%	0	2007
	13.334901	15.240404	14.29%	0	2006
	10.000000	13.334901	33.35%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.060711	12.805864	27.29%	23,903	2009
	17.952378	10.060711	-43.96%	24,264	2008
	18.090595	17.952378	-0.76%	25,918	2007
	15.391340	18.090595	17.54%	25,923	2006
	14.875872	15.391340	3.47%	25,620	2005
	13.646439	14.875872	9.01%	20,317	2004
	10.000000	13.646439	36.46%	1,075	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.643854	12.093964	25.41%	4,084	2009
	18.676923	9.643854	-48.36%	4,455	2008
	15.048226	18.676923	24.11%	6,914	2007
	14.407585	15.048226	4.45%	7,614	2006
	13.934014	14.407585	3.40%	7,648	2005
	13.787874	13.934014	1.06%	6,365	2004
	10.000000	13.787874	37.88%	2,437	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.300077	11.655600	13.16%	3,997	2009
	10.887139	10.300077	-5.39%	4,753	2008
	10.674560	10.887139	1.99%	5,211	2007
	10.459156	10.674560	2.06%	6,131	2006
	10.473565	10.459156	-0.14%	5,801	2005
	10.257524	10.473565	2.11%	4,161	2004
	10.000000	10.257524	2.58%	1,486	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.860226	20.352237	36.96%	11,802	2009
	25.108879	14.860226	-40.82%	12,130	2008
	22.216447	25.108879	13.02%	14,845	2007
	20.167250	22.216447	10.16%	14,912	2006
	17.436169	20.167250	15.66%	16,395	2005
	14.272687	17.436169	22.16%	13,442	2004
	10.000000	14.272687	42.73%	2,721	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.842568	17.122640	23.70%	0	2009
	25.206389	13.842568	-45.08%	0	2008
	21.975993	25.206389	14.70%	0	2007
	19.039399	21.975993	15.42%	0	2006
	16.354848	19.039399	16.41%	0	2005
	14.727704	16.354848	11.05%	0	2004
	10.000000	14.727704	47.28%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.300353	11.502257	23.68%	3,536	2009
	16.931002	9.300353	-45.07%	3,310	2008
	14.760267	16.931002	14.71%	2,931	2007
	12.783502	14.760267	15.46%	0	2006
	10.984823	12.783502	16.37%	0	2005
	10.000000	10.984823	9.85%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.403005	16.021586	54.01%	1,811	2009
	21.792351	10.403005	-52.26%	5,174	2008
	21.091888	21.792351	3.32%	5,323	2007
	18.551354	21.091888	13.69%	5,349	2006
	18.480368	18.551354	0.38%	5,399	2005
	16.564974	18.480368	11.56%	4,742	2004
	10.000000	16.564974	65.65%	807	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.756633	10.307392	32.88%	0	2009
	11.252036	7.756633	-31.06%	0	2008
	11.067139	11.252036	1.67%	0	2007
	10.000000	11.067139	10.67%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.310939	13.007255	15.00%	23,804	2009
	15.832786	11.310939	-28.56%	24,466	2008
	16.603985	15.832786	-4.64%	31,853	2007
	14.465009	16.603985	14.79%	32,245	2006
	14.270396	14.465009	1.36%	31,513	2005
	13.118697	14.270396	8.78%	20,168	2004
	10.000000	13.118697	31.19%	3,637	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.343704	16.889459	26.57%	327	2009
	20.328398	13.343704	-34.36%	0	2008
	21.251414	20.328398	-4.34%	0	2007
	18.536218	21.251414	14.65%	0	2006
	17.388881	18.536218	6.60%	0	2005
	14.338680	17.388881	21.27%	0	2004
	10.000000	14.338680	43.39%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.566886	8.382437	27.65%	0	2009
	10.000000	6.566886	-34.33%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	9.282193	15.703920	69.18%	0	2009
	20.013666	9.282193	-53.62%	0	2008
	15.869953	20.013666	26.11%	0	2007
	12.634183	15.869953	25.61%	0	2006
	10.000000	12.634183	26.34%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.520894	18.158811	34.30%	0	2009
	23.141396	13.520894	-41.57%	0	2008
	20.454471	23.141396	13.14%	0	2007
	17.185226	20.454471	19.02%	0	2006
	15.916376	17.185226	7.97%	0	2005
	13.702237	15.916376	16.16%	0	2004
	10.000000	13.702237	37.02%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.739200	13.094720	34.45%	4,958	2009
	16.672885	9.739200	-41.59%	6,104	2008
	14.738430	16.672885	13.13%	5,149	2007
	12.381147	14.738430	19.04%	189	2006
	11.470781	12.381147	7.94%	0	2005
	10.000000	11.470781	14.71%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3- Q/NQ	12.210264	14.202137	16.31%	0	2009
	11.731306	12.210264	4.08%	0	2008
	10.782410	11.731306	8.80%	0	2007
	9.749654	10.782410	10.59%	0	2006
	10.000000	9.749654	-2.50%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.431120	11.157398	18.30%	2,969	2009
	16.774181	9.431120	-43.78%	2,939	2008
	15.320803	16.774181	9.49%	4,042	2007
	14.739705	15.320803	3.94%	4,068	2006
	13.851398	14.739705	6.41%	4,064	2005
	13.292300	13.851398	4.21%	2,113	2004
	10.000000	13.292300	32.92%	2,371	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.745663	14.952636	39.15%	5,322	2009
	20.739885	10.745663	-48.19%	5,704	2008
	19.145913	20.739885	8.33%	10,875	2007
	16.803873	19.145913	13.94%	11,167	2006
	15.691767	16.803873	7.09%	11,729	2005
	13.890922	15.691767	12.96%	8,549	2004
	10.000000	13.890922	38.91%	4,844	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.805310	18.05%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.366211	15.219304	23.07%	0	2009
	15.033046	12.366211	-17.74%	0	2008
	13.910453	15.033046	8.07%	0	2007
	12.854723	13.910453	8.21%	0	2006
	12.182985	12.854723	5.51%	0	2005
	11.479571	12.182985	6.13%	0	2004
	10.000000	11.479571	14.80%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.366694	17.696209	43.10%	961	2009
	22.660553	12.366694	-45.43%	961	2008
	16.924911	22.660553	33.89%	3,077	2007
	15.826592	16.924911	6.94%	3,077	2006
	14.347068	15.826592	10.31%	3,077	2005
	12.409946	14.374068	15.61%	3,077	2004
	10.000000	12.409946	24.10%	1,791	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.402329	21.765137	75.49%	205	2009
	26.482945	12.402329	-53.17%	266	2008
	21.102106	26.482945	25.50%	22	2007
	14.677503	21.102106	43.77%	64	2006
	11.343922	14.677503	29.39%	0	2005
	10.000000	11.343922	13.44%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.196107	31.932648	75.49%	0	2009
	38.869952	18.196107	-53.19%	0	2008
	30.985466	38.869952	25.45%	0	2007
	21.561672	30.985466	43.71%	0	2006
	16.674337	21.561672	29.31%	0	2005
	14.335673	16.674337	16.31%	0	2004
	10.000000	14.335673	43.36%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.687317	13.205176	36.31%	9,475	2009
	15.686120	9.687317	-38.24%	11,969	2008
	14.418372	15.686120	8.79%	17,409	2007
	13.710361	14.418372	5.16%	18,564	2006
	13.422048	13.710361	2.15%	21,744	2005
	12.566816	13.422048	6.81%	18,819	2004
	10.000000	12.566816	25.67%	5,928	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.579805	15.096050	20.00%	5,637	2009
	19.086329	12.579805	-34.09%	8,849	2008
	18.103254	19.086329	5.43%	11,762	2007
	15.328391	18.103254	18.10%	12,064	2006
	14.690284	15.328391	4.34%	12,849	2005
	13.054616	14.690284	12.53%	8,922	2004
	10.000000	13.054616	30.55%	2,592	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.749863	9.717674	11.06%	8,892	2009
	10.313447	8.749863	-15.16%	4,428	2008
	10.045719	10.313447	2.67%	5,066	2007
	9.836823	10.045719	2.12%	1,831	2006
	9.894218	9.836823	-0.58%	1,558	2005
	10.018073	9.894218	-1.24%	340	2004
	10.000000	10.018073	0.18%	150	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.993716	10.819322	20.30%	0	2009
	15.162984	8.993716	-40.69%	0	2008
	15.394913	15.162984	-1.51%	0	2007
	14.924447	15.394913	3.15%	0	2006
	14.799321	14.924447	0.85%	0	2005
	13.498105	14.799321	9.64%	0	2004
	10.000000	13.498105	34.98%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.898182	12.748631	28.80%	2,457	2009
	16.679488	9.898182	-40.66%	2,651	2008
	15.817494	16.679488	5.45%	3,132	2007
	14.194362	15.817494	11.44%	3,178	2006
	13.553780	14.194362	4.73%	2,737	2005
	12.209006	13.553780	11.01%	2,749	2004
	10.000000	12.209006	22.09%	2,035	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.266022	12.66%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.383510	23.84%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.455703	9.017389	20.95%	0	2009
	10.833923	7.455703	-31.18%	0	2008
	10.416519	10.833923	4.01%	0	2007
	10.000000	10.416519	4.17%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.268369	10.186610	9.91%	10,356	2009
	10.493465	9.268369	-11.67%	5,503	2008
	10.398680	10.493465	0.91%	0	2007
	10.000000	10.398680	3.99%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.209163	10.004291	38.77%	0	2009
	11.988593	7.209163	-39.87%	0	2008
	10.697846	11.988593	12.07%	0	2007
	10.000000	10.697846	6.98%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.130054	8.337279	36.01%	0	2009
	11.213159	6.130054	-45.33%	272	2008
	10.226475	11.213159	9.65%	51	2007
	10.000000	10.226475	2.26%	54	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.923551	7.586684	28.08%	10,975	2009
	9.759595	5.923551	-39.31%	10,251	2008
	10.000000	9.759595	-2.40%	10,033	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.941084	14.223803	43.08%	0	2009
	14.086994	9.941084	-29.43%	0	2008
	13.939108	14.086994	1.06%	0	2007
	12.859225	13.939108	8.40%	0	2006
	12.815853	12.859225	0.34%	0	2005
	11.878062	12.815853	7.90%	0	2004
	10.000000	11.878062	18.78%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.030534	11.496573	43.16%	0	2009
	11.396831	8.030534	-29.54%	0	2008
	11.273516	11.396831	1.09%	0	2007
	10.400579	11.273516	8.39%	0	2006
	10.000000	10.400579	4.01%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.434017	6.893687	26.86%	0	2009
	10.000000	5.434017	-45.66%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.237438	32.37%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.085011	7.622653	49.90%	0	2009
	10.000000	5.085011	-49.15%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.093540	7.839014	28.64%	1,477	2009
	10.000000	6.093540	-39.06%	1,734	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.326955	8.010702	26.61%	0	2009
	10.000000	6.326955	-36.73%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.881950	9.255380	17.43%	0	2009
	10.000000	7.881950	-21.18%	0	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.163165	8.716193	21.68%	0	2009
	10.000000	7.163165	-28.37%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.026837	9.998153	10.76%	0	2009
	10.000000	9.026837	-9.73%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.519299	8.986208	19.51%	9,738	2009
	10.000000	7.519299	-24.81%	0	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.801819	8.437446	24.05%	12,474	2009
	10.000000	6.801819	-31.98%	12,474	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.260152	9.526187	15.33%	0	2009
	10.000000	8.260152	-17.40%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.790412	10.418934	6.42%	234	2009
	10.000000	9.790412	-2.10%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.796204	11.178289	14.11%	0	2009
	10.000000	9.796204	-2.04%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.938150	31.866684	59.83%	0	2009
	48.362585	19.938150	-58.77%	0	2008
	33.992546	48.362585	42.27%	0	2007
	25.444107	33.992546	33.60%	0	2006
	19.618701	25.444107	29.69%	0	2005
	16.621951	19.618701	18.03%	0	2004
	10.000000	16.621951	66.22%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.965826	19.124700	59.83%	0	2009
	28.978949	11.965826	-58.71%	0	2008
	20.332185	28.978949	42.53%	0	2007
	15.192178	20.332185	33.83%	0	2006
	11.700031	15.192178	29.85%	0	2005
	10.000000	11.700031	17.00%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.521982	11.595134	0.63%	2,720	2009
	10.914519	11.521982	5.57%	2,933	2008
	10.394371	10.914519	5.00%	2,220	2007
	10.262991	10.394371	1.28%	2,190	2006
	10.140898	10.262991	1.20%	1,968	2005
	10.020956	10.140898	1.20%	1,072	2004
	10.000000	10.020956	0.21%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.466209	8.149818	26.04%	0	2009
	11.594614	6.466209	-44.23%	0	2008
	10.816951	11.594614	7.19%	0	2007
	10.000000	10.816951	8.17%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.899267	14.833793	24.66%	686,304	2009
	19.226118	11.899267	-38.11%	756,327	2008
	18.517327	19.226118	3.83%	835,837	2007
	16.167042	18.517327	14.54%	909,985	2006
	15.283768	16.167042	5.78%	954,411	2005
	13.677198	15.283768	11.75%	723,933	2004
	10.000000	13.677198	36.77%	55,480	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.484351	14.84%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.041092	20.41%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.993182	11.752039	6.90%	18,987	2009
	11.936474	10.993182	-7.90%	19,373	2008
	11.559372	11.936474	3.26%	20,364	2007
	11.109804	11.559372	4.05%	21,463	2006
	10.973047	11.109804	1.25%	21,838	2005
	10.699211	10.973047	2.56%	21,587	2004
	10.000000	10.699211	6.99%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.476005	13.398560	16.75%	182,163	2009
	15.247123	11.476005	-24.73%	234,766	2008
	14.726538	15.247123	3.54%	273,609	2007
	13.494221	14.726538	9.13%	292,806	2006
	13.070314	13.494221	3.24%	332,177	2005
	12.175914	13.070314	7.35%	270,285	2004
	10.000000	12.175914	21.76%	82,015	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.773104	14.351968	21.90%	600,488	2009
	17.510466	11.773104	-32.77%	640,904	2008
	16.834397	17.510466	4.02%	691,504	2007
	14.996405	16.834397	12.26%	731,634	2006
	14.290884	14.996405	4.94%	736,899	2005
	13.009258	14.290884	9.85%	507,865	2004
	10.000000	13.009258	30.09%	69,015	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.262556	12.644506	12.27%	50,450	2009
	13.527627	11.262556	-16.74%	58,690	2008
	13.041070	13.527627	3.73%	59,428	2007
	12.272756	13.041070	6.26%	62,688	2006
	11.984874	12.272756	2.40%	72,091	2005
	11.412415	11.984874	5.02%	61,488	2004
	10.000000	11.412415	14.12%	23,066	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.562143	16.835846	34.02%	6,023	2009
	20.175812	12.562143	-37.74%	6,246	2008
	19.142699	20.175812	5.40%	6,769	2007
	17.774527	19.142699	7.70%	6,770	2006
	16.178697	17.774527	9.86%	6,770	2005
	14.264686	16.178697	13.42%	4,771	2004
	10.000000	14.264686	42.65%	1,117	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.323619	10.121394	-1.96%	36,431	2009
	10.322317	10.323619	0.01%	40,222	2008
	10.052363	10.322317	2.69%	9,879	2007
	9.812418	10.052363	2.45%	7,456	2006
	9.751932	9.812418	0.62%	13,001	2005
	9.870861	9.751932	-1.20%	15,125	2004
	10.000000	9.870861	-1.29%	9,102	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.707104	11.832311	21.89%	6,205	2009
	11.976073	9.707104	-18.95%	7,245	2008
	11.681535	11.976073	2.52%	8,206	2007
	11.369198	11.681535	2.75%	0	2006
	11.353070	11.369198	0.14%	0	2005
	10.874234	11.353070	4.40%	0	2004
	10.000000	10.874234	8.74%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.042180	8.059411	33.39%	1,542	2009
	10.000000	6.042180	-39.58%	1,717	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.189232	14.201140	26.92%	0	2009
	21.333940	11.189232	-47.55%	0	2008
	21.197648	21.333940	0.64%	0	2007
	17.670393	21.197648	19.96%	0	2006
	16.128964	17.670393	9.56%	0	2005
	13.715059	16.128964	17.60%	0	2004
	10.000000	13.715059	37.15%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.936587	10.071641	26.90%	0	2009
	15.124590	7.936587	-47.53%	523	2008
	15.029456	15.124590	0.63%	251	2007
	12.528177	15.029456	19.97%	208	2006
	11.433814	12.528177	9.57%	0	2005
	10.000000	11.433814	14.34%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.275218	7.954801	26.77%	6,039	2009
	10.000000	6.275218	-37.25%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.263383	7.820676	24.86%	23,071	2009
	10.000000	6.263383	-37.37%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.185976	7.681338	24.17%	3,708	2009
	10.000000	6.185976	-38.14%	529	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.667167	8.524647	27.86%	906	2009
	10.000000	6.667167	-33.33%	1,236	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	9.100871	11.343579	24.64%	0	2009
	17.370806	9.100871	-47.61%	0	2008
	16.189221	17.370806	7.30%	0	2007
	16.039936	16.189221	0.93%	0	2006
	15.191147	16.039936	5.59%	0	2005
	13.697399	15.191147	10.91%	0	2004
	10.000000	13.697399	36.97%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.316646	16.425105	23.34%	0	2009
	20.072381	13.316646	-33.66%	0	2008
	22.080654	20.072381	-9.10%	0	2007
	19.240517	22.080654	14.76%	0	2006
	19.100756	19.240517	0.73%	0	2005
	16.659014	19.100756	14.66%	0	2004
	10.000000	16.659014	66.59%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.326649	16.239254	31.74%	0	2009
	20.404982	12.326649	-39.59%	38	2008
	20.436580	20.404982	-0.15%	34	2007
	18.659637	20.436580	9.52%	63	2006
	16.998385	18.659637	9.77%	0	2005
	14.602274	16.998385	16.41%	0	2004
	10.000000	14.602274	46.02%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.904190	12.186641	23.05%	1,071	2009
	17.309446	9.904190	-42.78%	1,169	2008
	16.372298	17.309446	5.72%	1,642	2007
	14.731332	16.372298	11.14%	1,654	2006
	14.042516	14.731332	4.91%	1,251	2005
	13.081852	14.042516	7.34%	1,251	2004
	10.000000	13.081852	30.82%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.557552	7.108237	27.90%	0	2009
	10.000000	5.557552	-44.42%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.810294	10.297627	4.97%	0	2009
	10.000000	9.810294	-1.90%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.863456	28.63%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.859919	28.60%	1,208	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.549343	13.260872	25.70%	15,199	2009
	17.147089	10.549343	-38.48%	14,238	2008
	17.967360	17.147089	-4.57%	14,384	2007
	15.864498	17.967360	13.26%	16,086	2006
	15.572011	15.864498	1.88%	16,421	2005
	13.571043	15.572011	14.74%	10,897	2004
	10.000000	13.571043	35.71%	233	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.151220	12.927881	41.27%	10,560	2009
	17.185757	9.151220	-46.75%	10,584	2008
	15.403590	17.185757	11.57%	10,590	2007
	14.595903	15.403590	5.53%	10,629	2006
	14.202325	14.595903	2.77%	12,613	2005
	13.592855	14.202325	4.48%	9,603	2004
	10.000000	13.592855	35.93%	355	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.975445	12.259793	36.59%	0	2009
	15.353730	8.975445	-41.54%	0	2008
	14.773726	15.353730	3.93%	0	2007
	12.840264	14.773726	15.06%	0	2006
	11.487770	12.840264	11.77%	0	2005
	10.000000	11.487770	14.88%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.722341	18.740224	36.57%	0	2009
	23.467650	13.722341	-41.53%	0	2008
	22.576320	23.467650	3.95%	0	2007
	19.627656	22.576320	15.02%	0	2006
	17.558275	19.627656	11.79%	0	2005
	15.071262	17.558275	16.50%	0	2004
	10.000000	15.071262	50.71%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.993421	2.469631	23.89%	0	2009
	9.519446	1.993421	-79.06%	0	2008
	10.000000	9.519446	-4.81%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.813789	3.473117	23.43%	0	2009
	13.401094	2.813789	-79.00%	0	2008
	13.740526	13.401094	-2.47%	0	2007
	12.835886	13.740526	7.05%	0	2006
	12.839669	12.835886	-0.03%	0	2005
	12.049521	12.839669	6.56%	0	2004
	10.000000	12.049521	20.50%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.990364	12.531309	25.43%	2,097	2009
	16.610661	9.990364	-39.86%	2,595	2008
	16.275822	16.610661	2.06%	7,439	2007
	14.471295	16.275822	12.47%	7,550	2006
	13.964102	14.471295	3.63%	7,163	2005
	13.055094	13.964102	6.96%	6,892	2004
	10.000000	13.055094	30.55%	4,888	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.464953	16.721060	34.14%	1,536	2009
	20.517229	12.464953	-39.25%	1,752	2008
	21.233889	20.517229	-3.38%	1,537	2007
	18.896219	21.233889	12.37%	73	2006
	17.573405	18.896219	7.53%	0	2005
	15.046104	17.573405	16.80%	0	2004
	10.000000	15.046104	50.46%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.819270	8.19%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.898362	8.98%	487	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	8.649897	11.004024	27.22%	328	2009
	14.398624	8.649897	-39.93%	328	2008
	15.638555	14.398624	-7.93%	328	2007
	13.766406	15.638555	13.60%	328	2006
	13.348624	13.766406	3.13%	328	2005
	12.258826	13.348624	8.89%	0	2004
	10.000000	12.258826	22.59%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.543111	14.098806	22.14%	0	2009
	21.015991	11.543111	-45.07%	0	2008
	19.791330	21.015991	6.19%	0	2007
	15.811219	19.791330	25.17%	0	2006
	14.379043	15.811219	9.96%	0	2005
	12.627350	14.379043	13.87%	0	2004
	10.000000	12.627350	26.27%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.221179	13.204845	60.62%	6,929	2009
	13.323065	8.221179	-38.29%	6,929	2008
	12.885158	13.323065	3.40%	7,000	2007
	12.469622	12.885158	3.33%	7,000	2006
	12.038057	12.469622	3.59%	7,023	2005
	11.695132	12.038057	2.93%	3,896	2004
	10.000000	11.695132	16.95%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.410514	10.297390	38.96%	0	2009
	13.186042	7.410514	-43.80%	899	2008
	11.962577	13.186042	10.23%	121	2007
	11.164508	11.962577	7.15%	0	2006
	10.000000	11.164508	11.65%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.695464	9.445860	22.75%	7,115	2009
	12.321185	7.695464	-37.54%	7,115	2008
	12.204263	12.321185	0.96%	7,115	2007
	10.495418	12.204263	16.28%	6,295	2006
	10.000000	10.495418	4.95%	3,894	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.615416	10.307072	7.19%	1,790	2009
	10.957326	9.615416	-12.25%	2,165	2008
	10.627583	10.957326	3.10%	2,716	2007
	10.471001	10.627583	1.50%	2,708	2006
	10.279707	10.471001	1.86%	2,396	2005
	10.078970	10.279707	1.99%	1,993	2004
	10.000000	10.078970	0.79%	406	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.002597	17.854970	27.51%	0	2009
	16.805998	14.002597	-16.68%	0	2008
	16.120023	16.805998	4.26%	0	2007
	14.844367	16.120023	8.59%	0	2006
	13.507234	14.844367	9.90%	0	2005
	12.520883	13.507234	7.88%	0	2004
	10.000000	12.520883	25.21%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.542947	12.779480	49.59%	0	2009

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.383470	12.240195	17.88%	4,584	2009
	17.875638	10.383470	-41.91%	6,625	2008
	17.405833	17.875638	2.70%	6,716	2007
	15.189296	17.405833	14.59%	9,762	2006
	14.824901	15.189296	2.46%	11,578	2005
	13.608022	14.824901	8.94%	11,954	2004
	10.000000	13.608022	36.08%	6,115	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.543189	17.526978	39.73%	1,132	2009
	19.931126	12.543189	-37.07%	2,513	2008
	20.044400	19.931126	-0.57%	2,869	2007
	17.918036	20.044400	11.87%	3,801	2006
	17.154343	17.918036	4.45%	4,157	2005
	14.707841	17.154343	16.63%	4,484	2004
	10.000000	14.707841	47.08%	1,646	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.971485	11.844314	7.96%	33,232	2009
	11.381929	10.971485	-3.61%	34,625	2008
	10.613767	11.381929	7.24%	21,242	2007
	10.665985	10.613767	-0.49%	22,215	2006
	10.721060	10.665985	-0.51%	21,044	2005
	10.344356	10.721060	3.64%	31,799	2004
	10.000000	10.344356	3.44%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.782118	12.438155	15.36%	0	2009
	16.865337	10.782118	-36.07%	0	2008
	17.295269	16.865337	-2.49%	0	2007
	15.114823	17.295269	14.43%	0	2006
	14.763325	15.114823	2.38%	0	2005
	13.388693	14.763325	10.27%	0	2004
	10.000000	13.388693	33.89%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	9.280914	11.799886	27.14%	2,559	2009
	12.551742	9.280914	-26.06%	1,358	2008
	13.134493	12.551742	-4.44%	2,591	2007
	11.152811	13.134493	17.77%	277	2006
	10.000000	11.152811	11.53%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.974908	14.042768	17.27%	14,684	2009
	16.702930	11.974908	-28.31%	14,014	2008
	18.010698	16.702930	-7.26%	14,244	2007
	15.520786	18.010698	16.04%	14,135	2006
	15.111116	15.520786	2.71%	9,123	2005
	13.512065	15.111116	11.83%	4,887	2004
	10.000000	13.512065	32.15%	2,641	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.010714	20.11%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.401442	16.411804	22.46%	5,468	2009
	19.804932	13.401442	-32.33%	5,950	2008
	20.355099	19.804932	-2.70%	6,340	2007
	18.162532	20.355099	12.07%	6,736	2006
	17.290778	18.162532	5.04%	3,722	2005
	14.482926	17.290778	19.39%	2,927	2004
	10.000000	14.482926	44.83%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.421639	12.866647	23.46%	12,776	2009
	16.975537	10.421639	-38.61%	12,771	2008
	16.508747	16.975537	2.83%	15,866	2007
	14.628794	16.508747	12.85%	11,418	2006
	14.300041	14.628794	2.30%	13,441	2005
	13.229679	14.300041	8.09%	6,305	2004
	10.000000	13.229679	32.30%	3,380	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.819266	12.953195	19.72%	5,081	2009
	15.717602	10.819266	-31.16%	8,575	2008
	15.019248	15.717602	4.65%	9,674	2007
	13.194185	15.019248	13.83%	9,674	2006
	12.936823	13.194185	1.99%	7,861	2005
	12.603055	12.936823	2.65%	8,034	2004
	10.000000	12.603055	26.03%	1,231	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.280264	10.200065	23.19%	0	2009
	13.585320	8.280264	-39.05%	0	2008
	15.634927	13.585320	-13.11%	0	2007
	15.418441	15.634927	1.40%	0	2006
	14.911623	15.418441	3.40%	0	2005
	13.709405	14.911623	8.77%	0	2004
	10.000000	13.709405	37.09%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.304681	12.541829	10.94%	0	2009
	16.410037	11.304681	-31.11%	0	2008
	15.281941	16.410037	7.38%	0	2007
	13.474333	15.281941	13.42%	0	2006
	13.526220	13.474333	-0.38%	1,580	2005
	12.892635	13.526220	4.91%	1,591	2004
	10.000000	12.892635	28.93%	1,591	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.687723	11.401817	17.69%	2,891	2009
	10.698526	9.687723	-9.45%	2,988	2008
	10.389604	10.698526	2.97%	3,684	2007
	10.206382	10.389604	1.80%	3,481	2006
	10.317582	10.206382	-1.08%	4,036	2005
	10.195062	10.317582	1.20%	3,906	2004
	10.000000	10.195062	1.95%	2,949	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.896602	10.801733	21.41%	0	2009
	12.137905	8.896602	-26.70%	0	2008
	11.430576	12.137905	6.19%	0	2007
	10.648948	11.430576	7.34%	0	2006
	10.000000	10.648948	6.49%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.496988	10.698813	25.91%	0	2009
	12.909459	8.496988	-34.18%	0	2008
	11.986381	12.909459	7.70%	0	2007
	10.954327	11.986381	9.42%	0	2006
	10.000000	10.954327	9.54%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.134146	10.451533	28.49%	0	2009
	13.431918	8.134146	-39.44%	0	2008
	12.346527	13.431918	8.79%	0	2007
	11.161593	12.346527	10.62%	0	2006
	10.000000	11.161593	11.62%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.066969	16.011800	32.69%	36,276	2009
	21.497644	12.066969	-43.87%	45,288	2008
	18.712188	21.497644	14.89%	50,960	2007
	17.142949	18.712188	9.15%	47,975	2006
	15.003027	17.142949	14.26%	40,575	2005
	13.300678	15.003027	12.80%	20,113	2004
	10.000000	13.300678	33.01%	887	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.699975	14.021066	44.55%	823	2009
	21.720703	9.699975	-55.34%	1,634	2008
	15.227511	21.720703	42.64%	2,637	2007
	13.330408	15.227511	14.23%	3,681	2006
	10.000000	13.330408	33.30%	1,355	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.030605	12.761021	27.22%	21,783	2009
	17.907811	10.030605	-43.99%	30,662	2008
	18.054937	17.907811	-0.81%	32,309	2007
	15.368821	18.054937	17.48%	29,664	2006
	14.861653	15.368821	3.41%	33,326	2005
	13.640353	14.861653	8.95%	29,990	2004
	10.000000	13.640353	36.40%	318	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.614980	12.051597	25.34%	9,999	2009
	18.630533	9.614980	-48.39%	13,668	2008
	15.018540	18.630533	24.05%	16,940	2007
	14.386490	15.018540	4.39%	15,014	2006
	13.920691	14.386490	3.35%	14,921	2005
	13.781718	13.920691	1.01%	12,915	2004
	10.000000	13.781718	37.82%	4,258	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.269217	11.614755	13.10%	10,765	2009
	10.860076	10.269217	-5.44%	7,631	2008
	10.653482	10.860076	1.94%	6,404	2007
	10.443820	10.653482	2.01%	3,287	2006
	10.463537	10.443820	-0.19%	3,477	2005
	10.252933	10.463537	2.05%	3,178	2004
	10.000000	10.252933	2.53%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.815738	20.280943	36.89%	29,610	2009
	25.046511	14.815738	-40.85%	31,497	2008
	22.172632	25.046511	12.96%	33,803	2007
	20.137717	22.172632	10.10%	34,379	2006
	17.419498	20.137717	15.60%	27,707	2005
	14.266319	17.419498	22.10%	16,835	2004
	10.000000	14.266319	42.66%	1,708	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.801097	17.062622	23.63%	0	2009
	25.143740	13.801097	-45.11%	0	2008
	21.932626	25.143740	14.64%	0	2007
	19.011494	21.932626	15.37%	0	2006
	16.339193	19.011494	16.36%	0	2005
	14.721125	16.339193	10.99%	0	2004
	10.000000	14.721125	47.21%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.278251	11.469080	23.61%	4,663	2009
	16.899403	9.278251	-45.10%	6,148	2008
	14.740282	16.899403	14.65%	7,475	2007
	12.772696	14.740282	15.40%	7,982	2006
	10.981123	12.772696	16.32%	10,285	2005
	10.000000	10.981123	9.81%	7,203	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.371849	15.965456	53.93%	3,499	2009
	21.738230	10.371849	-52.29%	3,210	2008
	21.050300	21.738230	3.27%	3,115	2007
	18.524206	21.050300	13.64%	3,174	2006
	18.462717	18.524206	0.33%	1,158	2005
	16.557596	18.462717	11.51%	1,162	2004
	10.000000	16.557596	65.58%	590	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.746080	10.288120	32.82%	4,966	2009
	11.242463	7.746080	-31.10%	4,966	2008
	11.063397	11.242463	1.62%	4,966	2007
	10.000000	11.063397	10.63%	1,587	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.277073	12.961698	14.94%	46,388	2009
	15.793448	11.277073	-28.60%	47,965	2008
	16.571233	15.793448	-4.69%	48,908	2007
	14.443825	16.571233	14.73%	50,087	2006
	14.256750	14.443825	1.31%	61,875	2005
	13.112843	14.256750	8.72%	46,224	2004
	10.000000	13.112843	31.13%	981	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.303765	16.830295	26.51%	10,559	2009
	20.277923	13.303765	-34.39%	10,605	2008
	21.209528	20.277923	-4.39%	8,706	2007
	18.509091	21.209528	14.59%	8,471	2006
	17.372271	18.509091	6.54%	7,993	2005
	14.332287	17.372271	21.21%	5,720	2004
	10.000000	14.332287	43.32%	1,487	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.564641	8.375293	27.58%	0	2009
	10.000000	6.564641	-34.35%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	9.264846	15.666580	69.10%	3,652	2009
	19.986509	9.264846	-53.64%	4,097	2008
	15.856537	19.986509	26.05%	4,097	2007
	12.629924	15.856537	25.55%	6,270	2006
	10.000000	12.629924	26.30%	757	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.480387	18.095180	34.23%	787	2009
	23.083871	13.480387	-41.60%	787	2008
	20.414100	23.083871	13.08%	787	2007
	17.160035	20.414100	18.96%	1,684	2006
	15.901138	17.160035	7.92%	1,802	2005
	13.696109	15.901138	16.10%	2,008	2004
	10.000000	13.696109	36.96%	1,372	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.716040	13.056913	34.39%	24,570	2009
	16.641751	9.716040	-41.62%	29,579	2008
	14.718460	16.641751	13.07%	31,130	2007
	12.370668	14.718460	18.98%	30,537	2006
	11.466910	12.370668	7.88%	34,464	2005
	10.000000	11.466910	14.67%	16,491	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3- Q/NQ	12.187430	14.168344	16.25%	3,373	2009
	11.715354	12.187430	4.03%	987	2008
	10.773268	11.715354	8.74%	1,016	2007
	9.746350	10.773268	10.54%	0	2006
	10.000000	9.746350	-2.54%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.402875	11.118318	18.24%	2,358	2009
	16.732514	9.402875	-43.80%	2,358	2008
	15.290591	16.732514	9.43%	3,433	2007
	14.718123	15.290591	3.89%	474	2006
	13.838157	14.718123	6.36%	0	2005
	13.286364	13.838157	4.15%	0	2004
	10.000000	13.286364	32.86%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.713485	14.900273	39.08%	1,658	2009
	20.688366	10.713485	-48.21%	1,966	2008
	19.108161	20.688366	8.27%	3,039	2007
	16.779275	19.108161	13.88%	3,727	2006
	15.676768	16.779275	7.03%	4,778	2005
	13.884724	15.676768	12.91%	4,435	2004
	10.000000	13.884724	38.85%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.801289	18.01%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.329177	15.165981	23.01%	0	2009
	14.995676	12.329177	-17.78%	0	2008
	13.883000	14.995676	8.01%	0	2007
	12.835888	13.883000	8.16%	0	2006
	12.171323	12.835888	5.46%	0	2005
	11.474432	12.171323	6.07%	0	2004
	10.000000	11.474432	14.74%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.329659	17.634224	43.02%	2,555	2009
	22.604261	12.329659	-45.45%	783	2008
	16.891524	22.604261	33.82%	783	2007
	15.803415	16.891524	6.89%	2,255	2006
	14.333356	15.803415	10.26%	2,352	2005
	12.404395	14.333356	15.55%	2,394	2004
	10.000000	12.404395	24.04%	2,307	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.372862	21.702358	75.40%	5,317	2009
	26.433554	12.372862	-53.19%	7,650	2008
	21.073540	26.433554	25.43%	7,586	2007
	14.665093	21.073540	43.70%	5,953	2006
	11.340105	14.665093	29.32%	1,637	2005
	10.000000	11.340105	13.40%	1,637	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.141624	31.820813	75.40%	3,440	2009
	38.773429	18.141624	-53.21%	3,440	2008
	30.924379	38.773429	25.38%	3,440	2007
	21.530106	30.924379	43.63%	3,440	2006
	16.658394	21.530106	29.24%	3,440	2005
	14.329271	16.658394	16.25%	3,440	2004
	10.000000	14.329271	43.29%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.658288	13.158892	36.24%	4,603	2009
	15.647124	9.658288	-38.27%	4,876	2008
	14.389907	15.647124	8.74%	5,339	2007
	13.690268	14.389907	5.11%	5,084	2006
	13.409185	13.690268	2.10%	10,045	2005
	12.561188	13.409185	6.75%	3,791	2004
	10.000000	12.561188	25.61%	1,910	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.542134	15.043167	19.94%	9,891	2009
	19.038918	12.542134	-34.12%	6,443	2008
	18.067550	19.038918	5.38%	7,427	2007
	15.305948	18.067550	18.04%	4,504	2006
	14.676237	15.305948	4.29%	6,360	2005
	13.048782	14.676237	12.47%	3,507	2004
	10.000000	13.048782	30.49%	1,520	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.723651	9.683630	11.00%	3,801	2009
	10.287811	8.723651	-15.20%	4,509	2008
	10.025895	10.287811	2.61%	2,556	2007
	9.822401	10.025895	2.07%	1,841	2006
	9.884739	9.822401	-0.63%	1,620	2005
	10.013601	9.884739	-1.29%	1,543	2004
	10.000000	10.013601	0.14%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.966769	10.781398	20.24%	315	2009
	15.125283	8.966769	-40.72%	465	2008
	15.364529	15.125283	-1.56%	532	2007
	14.902574	15.364529	3.10%	260	2006
	14.785157	14.902574	0.79%	260	2005
	13.492076	14.785157	9.58%	103	2004
	10.000000	13.492076	34.92%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.869584	12.705323	28.73%	7,661	2009
	16.639823	9.869584	-40.69%	6,858	2008
	15.787973	16.639823	5.40%	8,977	2007
	14.175083	15.787973	11.38%	8,360	2006
	13.542257	14.175083	4.67%	9,779	2005
	12.204855	13.542257	10.96%	6,408	2004
	10.000000	12.204855	22.05%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.262184	12.62%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.379296	23.79%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.445547	9.000512	20.88%	5,857	2009
	10.824700	7.445547	-31.22%	0	2008
	10.412999	10.824700	3.95%	0	2007
	10.000000	10.412999	4.13%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.255754	10.167548	9.85%	5,943	2009
	10.484532	9.255754	-11.72%	2,108	2008
	10.395160	10.484532	0.86%	2,171	2007
	10.000000	10.395160	3.95%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.199342	9.985564	38.70%	17,918	2009
	11.978384	7.199342	-39.90%	16,423	2008
	10.694225	11.978384	12.01%	19,744	2007
	10.000000	10.694225	6.94%	20,126	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.121705	8.321680	35.94%	288	2009
	11.203628	6.121705	-45.36%	66	2008
	10.223017	11.203628	9.59%	62	2007
	10.000000	10.223017	2.23%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.918499	7.576352	28.01%	7,539	2009
	9.756266	5.918499	-39.34%	0	2008
	10.000000	9.756266	-2.44%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.911311	14.173966	43.01%	2,688	2009
	14.051996	9.911311	-29.47%	2,995	2008
	13.911607	14.051996	1.01%	3,134	2007
	12.840388	13.911607	8.34%	3,385	2006
	12.803603	12.840388	0.29%	3,530	2005
	11.872754	12.803603	7.84%	5,477	2004
	10.000000	11.872754	18.73%	1,962	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.015516	11.469253	43.09%	4,617	2009
	11.381340	8.015516	-29.57%	3,335	2008
	11.263973	11.381340	1.04%	3,013	2007
	10.397061	11.263973	8.34%	2,785	2006
	10.000000	10.397061	3.97%	3,111	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.432161	6.887836	26.80%	4,925	2009
	10.000000	5.432161	-45.68%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.232941	32.33%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.083276	7.616165	49.83%	0	2009
	10.000000	5.083276	-49.17%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.091458	7.832337	28.58%	2,564	2009
	10.000000	6.091458	-39.09%	2,724	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.324797	8.003883	26.55%	0	2009
	10.000000	6.324797	-36.75%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.879262	9.247492	17.36%	0	2009
	10.000000	7.879262	-21.21%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.160724	8.708785	21.62%	3,036	2009
	10.000000	7.160724	-28.39%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.023775	9.989661	10.70%	0	2009
	10.000000	9.023775	-9.76%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.516739	8.978578	19.45%	28,829	2009
	10.000000	7.516739	-24.83%	0	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.799494	8.430273	23.98%	0	2009
	10.000000	6.799494	-32.01%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.257336	9.518084	15.27%	14,739	2009
	10.000000	8.257336	-17.43%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.787083	10.410060	6.37%	1,475	2009
	10.000000	9.787083	-2.13%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.792877	11.168792	14.05%	0	2009
	10.000000	9.792877	-2.07%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.878478	31.755102	59.75%	0	2009
	48.242573	19.878478	-58.79%	0	2008
	33.925580	48.242573	42.20%	0	2007
	25.406901	33.925580	33.53%	0	2006
	19.599967	25.406901	29.63%	0	2005
	16.614545	19.599967	17.97%	0	2004
	10.000000	16.614545	66.15%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.937394	19.069526	59.75%	1,682	2009
	28.924923	11.937394	-58.73%	2,012	2008
	20.304691	28.924923	42.45%	1,940	2007
	15.179352	20.304691	33.77%	3,279	2006
	11.696090	15.179352	29.78%	1,038	2005
	10.000000	11.696090	16.96%	207	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.487475	11.554510	0.58%	9,777	2009
	10.887396	11.487475	5.51%	8,915	2008
	10.373859	10.887396	4.95%	12,026	2007
	10.247946	10.373859	1.23%	12,260	2006
	10.131190	10.247946	1.15%	12,431	2005
	10.016466	10.131190	1.15%	11,883	2004
	10.000000	10.016466	0.16%	3,009	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.457403	8.134549	25.97%	1,651	2009
	11.584740	6.457403	-44.26%	1,651	2008
	10.813290	11.584740	7.13%	3,117	2007
	10.000000	10.813290	8.13%	338	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.863639	14.781833	24.60%	26,367	2009
	19.178354	11.863639	-38.14%	26,367	2008
	18.480800	19.178354	3.77%	26,367	2007
	16.143361	18.480800	14.48%	26,367	2006
	15.269138	16.143361	5.73%	13,749	2005
	13.671080	15.269138	11.69%	376	2004
	10.000000	13.671080	36.71%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.480434	14.80%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.036988	20.37%	2,182	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.960275	11.710874	6.85%	8,328	2009
	11.906822	10.960275	-7.95%	8,328	2008
	11.536569	11.906822	3.21%	8,328	2007
	11.093530	11.536569	3.99%	8,328	2006
	10.962542	11.093530	1.19%	8,328	2005
	10.694430	10.962542	2.51%	0	2004
	10.000000	10.694430	6.94%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.441639	13.351629	16.69%	56,833	2009
	15.209225	11.441639	-24.77%	47,464	2008
	14.697465	15.209225	3.48%	50,045	2007
	13.474435	14.697465	9.08%	28,495	2006
	13.057801	13.474435	3.19%	24,483	2005
	12.170466	13.057801	7.29%	3,377	2004
	10.000000	12.170466	21.70%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.737844	14.301683	21.84%	58,502	2009
	17.466945	11.737844	-32.80%	56,261	2008
	16.801179	17.466945	3.96%	56,624	2007
	14.974431	16.801179	12.20%	45,966	2006
	14.277204	14.974431	4.88%	27,798	2005
	13.003440	14.277204	9.80%	10,580	2004
	10.000000	13.003440	30.03%	7,011	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.228823	12.600211	12.21%	16,419	2009
	13.494008	11.228823	-16.79%	10,610	2008
	13.015336	13.494008	3.68%	13,819	2007
	12.254779	13.015336	6.21%	14,236	2006
	11.973403	12.254779	2.35%	12,929	2005
	11.407324	11.973403	4.96%	8,668	2004
	10.000000	11.407324	14.07%	8,668	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.524529	16.776873	33.95%	5,902	2009
	20.125702	12.524529	-37.77%	5,939	2008
	19.104962	20.125702	5.34%	7,690	2007
	17.748516	19.104962	7.64%	6,171	2006
	16.163229	17.748516	9.81%	3,875	2005
	14.258318	16.163229	13.36%	3,361	2004
	10.000000	14.258318	42.58%	816	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.292513	10.085748	-2.01%	15,087	2009
	10.296468	10.292513	-0.04%	15,583	2008
	10.032335	10.296468	2.63%	55,319	2007
	9.797849	10.032335	2.39%	39,699	2006
	9.742408	9.797849	0.57%	6,323	2005
	9.866252	9.742408	-1.26%	3,084	2004
	10.000000	9.866252	-1.34%	2,806	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.678036	11.790877	21.83%	6,873	2009
	11.946313	9.678036	-18.99%	2,609	2008
	11.658490	11.946313	2.47%	2,753	2007
	11.352549	11.658490	2.69%	2,264	2006
	11.342216	11.352549	0.09%	2,391	2005
	10.869371	11.342216	4.35%	2,719	2004
	10.000000	10.869371	8.69%	917	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.040119	8.052542	33.32%	5,627	2009
	10.000000	6.040119	-39.60%	2,016	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.156906	14.152890	26.85%	4,771	2009
	21.283193	11.156906	-47.58%	4,771	2008
	21.158085	21.283193	0.59%	4,771	2007
	17.646394	21.158085	19.90%	4,771	2006
	16.115262	17.646394	9.50%	4,771	2005
	13.710396	16.115262	17.45%	4,771	2004
	10.000000	13.710396	37.10%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.917718	10.042568	26.84%	23,107	2009
	15.096355	7.917718	-47.55%	23,772	2008
	15.009110	15.096355	0.58%	23,966	2007
	12.517575	15.009110	19.90%	20,526	2006
	11.429957	12.517575	9.52%	25,196	2005
	10.000000	11.429957	14.30%	8,177	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.273070	7.948024	26.70%	9,394	2009
	10.000000	6.273070	-37.27%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.261242	7.814020	24.80%	3,403	2009
	10.000000	6.261242	-37.39%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.183862	7.674790	24.11%	4,668	2009
	10.000000	6.183862	-38.16%	912	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.664890	8.517404	27.80%	1,642	2009
	10.000000	6.664890	-33.35%	1,481	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	9.073640	11.303862	24.58%	1,654	2009
	17.327684	9.073640	-47.64%	1,423	2008
	16.157321	17.327684	7.24%	1,388	2007
	16.016489	16.157321	0.88%	3,362	2006
	15.176647	16.016489	5.53%	1,076	2005
	13.691297	15.176647	10.85%	753	2004
	10.000000	13.691297	36.91%	239	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.276762	16.367565	23.28%	1,568	2009
	20.022505	13.276762	-33.69%	1,366	2008
	22.037087	20.022505	-9.14%	1,489	2007
	19.212316	22.037087	14.70%	3,935	2006
	19.082471	19.212316	0.68%	2,380	2005
	16.651575	19.082471	14.60%	1,095	2004
	10.000000	16.651575	66.52%	275	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.289743	16.182369	31.67%	4,285	2009
	20.354304	12.289743	-39.62%	5,315	2008
	20.396289	20.354304	-0.21%	7,066	2007
	18.632321	20.396289	9.47%	6,114	2006
	16.982135	18.632321	9.72%	6,283	2005
	14.595763	16.982135	16.35%	4,423	2004
	10.000000	14.595763	45.96%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.874518	12.143921	22.98%	1,330	2009
	17.266434	9.874518	-42.81%	1,502	2008
	16.339996	17.266434	5.67%	817	2007
	14.709754	16.339996	11.08%	171	2006
	14.029076	14.709754	4.85%	171	2005
	13.076000	14.029076	7.29%	171	2004
	10.000000	13.076000	30.76%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.555654	7.102175	27.84%	3,999	2009
	10.000000	5.555654	-44.44%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.806953	10.288878	4.91%	0	2009
	10.000000	9.806953	-1.93%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.859078	28.59%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.855533	28.56%	2,930	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.517723	13.214377	25.64%	19,400	2009
	17.104463	10.517723	-38.51%	18,789	2008
	17.931895	17.104463	-4.61%	25,243	2007
	15.841252	17.931895	13.20%	24,039	2006
	15.557110	15.841252	1.83%	14,364	2005
	13.564975	15.557110	14.69%	6,539	2004
	10.000000	13.564975	35.65%	2,154	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.123798	12.882580	41.20%	2,997	2009
	17.143028	9.123798	-46.78%	3,533	2008
	15.373179	17.143028	11.51%	6,130	2007
	14.574517	15.373179	5.48%	8,172	2006
	14.188733	14.574517	2.72%	8,707	2005
	13.586785	14.188733	4.43%	6,210	2004
	10.000000	13.586785	35.87%	234	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.954115	12.224418	36.52%	5,200	2009
	15.325079	8.954115	-41.57%	5,807	2008
	14.753720	15.325079	3.87%	6,329	2007
	12.829390	14.753720	15.00%	6,619	2006
	11.483888	12.829390	11.72%	13,866	2005
	10.000000	11.483888	14.84%	7,084	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.681218	18.674532	36.50%	1,626	2009
	23.409317	13.681218	-41.56%	2,534	2008
	22.531760	23.409317	3.89%	2,757	2007
	19.598892	22.531760	14.96%	2,985	2006
	17.541465	19.598892	11.73%	3,158	2005
	15.064518	17.541465	16.44%	4,108	2004
	10.000000	15.064518	50.65%	1,465	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.991722	2.466267	23.83%	1,906	2009
	9.516191	1.991722	-79.07%	1,808	2008
	10.000000	9.516191	-4.84%	953	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.805355	3.460938	23.37%	2,205	2009
	13.367797	2.805355	-79.01%	2,255	2008
	13.713423	13.367797	-2.52%	2,255	2007
	12.817079	13.713423	6.99%	2,882	2006
	12.827384	12.817079	-0.08%	1,875	2005
	12.044132	12.827384	6.50%	1,477	2004
	10.000000	12.044132	20.44%	375	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.960457	12.487411	25.37%	9,123	2009
	16.569401	9.960457	-39.89%	12,907	2008
	16.243720	16.569401	2.00%	15,712	2007
	14.450104	16.243720	12.41%	15,214	2006
	13.950757	14.450104	3.58%	14,363	2005
	13.049268	13.950757	6.91%	13,356	2004
	10.000000	13.049268	30.49%	4,146	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.427622	16.662466	34.08%	2,254	2009
	20.466250	12.427622	-39.28%	2,215	2008
	21.192011	20.466250	-3.42%	1,970	2007
	18.868546	21.192011	12.31%	3,868	2006
	17.556599	18.868546	7.47%	1,259	2005
	15.039396	17.556599	16.74%	1,067	2004
	10.000000	15.039396	50.39%	759	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.815580	8.16%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.894646	8.95%	5,222	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	8.624901	10.966630	27.15%	268	2009
	14.364366	8.624901	-39.96%	268	2008
	15.609361	14.364366	-7.98%	268	2007
	13.747700	15.609361	13.54%	134	2006
	13.337274	13.747700	3.08%	134	2005
	12.254650	13.337274	8.83%	134	2004
	10.000000	12.254650	22.55%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.509787	14.050935	22.08%	0	2009
	20.966032	11.509787	-45.10%	0	2008
	19.754407	20.966032	6.13%	0	2007
	15.789756	19.754407	25.11%	0	2006
	14.366828	15.789756	9.90%	0	2005
	12.623059	14.366828	13.81%	0	2004
	10.000000	12.623059	26.23%	542	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.197435	13.160003	60.54%	363	2009
	13.291398	8.197435	-38.33%	363	2008
	12.861125	13.291398	3.35%	363	2007
	12.452706	12.861125	3.28%	363	2006
	12.027836	12.452706	3.53%	363	2005
	11.691158	12.027836	2.88%	363	2004
	10.000000	11.691158	16.91%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.396643	10.272878	38.89%	8,517	2009
	13.168108	7.396643	-43.83%	9,416	2008
	11.952445	13.168108	10.17%	8,831	2007
	11.160740	11.952445	7.09%	14,929	2006
	10.000000	11.160740	11.61%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.681065	9.423371	22.68%	1,812	2009
	12.304436	7.681065	-37.57%	1,809	2008
	12.193930	12.304436	0.91%	5,460	2007
	10.491870	12.193930	16.22%	5,844	2006
	10.000000	10.491870	4.92%	592	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.587654	10.272077	7.14%	10,040	2009
	10.931263	9.587654	-12.29%	12,648	2008
	10.607728	10.931263	3.05%	12,138	2007
	10.456755	10.607728	1.44%	11,930	2006
	10.270946	10.456755	1.81%	10,009	2005
	10.075530	10.270946	1.94%	9,231	2004
	10.000000	10.075530	0.76%	918	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.959791	17.791320	27.45%	0	2009
	16.763181	13.959791	-16.72%	0	2008
	16.087202	16.763181	4.20%	0	2007
	14.821686	16.087202	8.54%	0	2006
	13.493469	14.821686	9.84%	0	2005
	12.514501	13.493469	7.82%	0	2004
	10.000000	12.514501	25.15%	259	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.524956	12.746062	49.51%	0	2009

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.352356	12.197285	17.82%	5,364	2009
	17.831215	10.352356	-41.94%	6,294	2008
	17.371482	17.831215	2.65%	6,044	2007
	15.167034	17.371482	14.53%	6,172	2006
	14.810710	15.167034	2.41%	6,329	2005
	13.601946	14.810710	8.89%	6,481	2004
	10.000000	13.601946	36.02%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.505596	17.465534	39.66%	310	2009
	19.881577	12.505596	-37.10%	0	2008
	20.004835	19.881577	-0.62%	0	2007
	17.891791	20.004835	11.81%	0	2006
	17.137935	17.891791	4.40%	0	2005
	14.701271	17.137935	16.57%	0	2004
	10.000000	14.701271	47.01%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.937930	11.802059	7.90%	6,787	2009
	11.352913	10.937930	-3.66%	6,642	2008
	10.592145	11.352913	7.18%	30	2007
	10.649676	10.592145	-0.54%	89	2006
	10.710117	10.649676	-0.56%	120	2005
	10.339077	10.710117	3.59%	29	2004
	10.000000	10.339077	3.39%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.749808	12.394558	15.30%	1,219	2009
	16.823427	10.749808	-36.10%	1,219	2008
	17.261152	16.823427	-2.54%	1,219	2007
	15.092690	17.261152	14.37%	1,219	2006
	14.749211	15.092690	2.33%	1,219	2005
	13.382710	14.749211	10.21%	1,219	2004
	10.000000	13.382710	33.83%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	9.263543	11.771784	27.08%	74	2009
	12.534662	9.263543	-26.10%	484	2008
	13.123367	12.534662	-4.49%	484	2007
	11.149040	13.123367	17.71%	484	2006
	10.000000	11.149040	11.49%	484	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.939034	13.993547	17.21%	15,063	2009
	16.661398	11.939034	-28.34%	14,318	2008
	17.975152	16.661398	-7.31%	13,393	2007
	15.498037	17.975152	15.98%	9,901	2006
	15.096644	15.498037	2.66%	7,726	2005
	13.506024	15.096644	11.78%	1,442	2004
	10.000000	13.506024	35.06%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.006618	20.07%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.361291	16.354284	22.40%	0	2009
	19.755702	13.361291	-32.37%	0	2008
	20.314945	19.755702	-2.75%	0	2007
	18.135933	20.314945	12.01%	0	2006
	17.274245	18.135933	4.99%	0	2005
	14.476466	17.274245	19.33%	0	2004
	10.000000	14.476466	44.76%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.390411	12.821532	23.40%	2,881	2009
	16.933338	10.390411	-38.64%	3,739	2008
	16.476163	16.933338	2.77%	3,910	2007
	14.607347	16.476163	12.79%	4,155	2006
	14.286350	14.607347	2.25%	4,155	2005
	13.223766	14.286350	8.04%	0	2004
	10.000000	13.223766	32.24%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.786840	12.907789	19.66%	1,373	2009
	15.678515	10.786840	-31.20%	1,715	2008
	14.989587	15.678515	4.60%	1,715	2007
	13.174846	14.989587	13.77%	1,372	2006
	12.924440	13.174846	1.94%	1,904	2005
	12.597418	12.924440	2.60%	53	2004
	10.000000	12.597418	25.97%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.255436	10.164292	23.12%	0	2009
	13.551525	8.255436	-39.08%	0	2008
	15.604053	13.551525	-13.15%	0	2007
	15.395830	15.604053	1.35%	0	2006
	14.897335	15.395830	3.35%	0	2005
	13.703275	14.897335	8.71%	0	2004
	10.000000	13.703275	37.03%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.270806	12.497861	10.89%	0	2009
	16.369247	11.270806	-31.15%	0	2008
	15.251778	16.369247	7.33%	0	2007
	13.454576	15.251778	13.36%	0	2006
	13.513275	13.454576	-0.43%	0	2005
	12.886877	13.513275	4.86%	0	2004
	10.000000	12.886877	28.87%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.658725	11.361897	17.63%	4,794	2009
	10.671951	9.658725	-9.49%	4,216	2008
	10.369103	10.671951	2.92%	4,216	2007
	10.191431	10.369103	1.74%	4,216	2006
	10.307707	10.191431	-1.13%	4,216	2005
	10.190502	10.307707	1.15%	125	2004
	10.000000	10.190502	1.91%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.879971	10.776056	21.35%	0	2009
	12.121398	8.879971	-26.74%	0	2008
	11.420894	12.121398	6.13%	0	2007
	10.645340	11.420894	7.29%	0	2006
	10.000000	10.645340	6.45%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.481095	10.673348	25.85%	27,904	2009
	12.891909	8.481095	-34.21%	27,904	2008
	11.976237	12.891909	7.65%	27,904	2007
	10.950625	11.976237	9.37%	28,482	2006
	10.000000	10.950625	9.51%	4,514	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.118923	10.426657	28.42%	19,450	2009
	13.413650	8.118923	-39.47%	19,450	2008
	12.336072	13.413650	8.74%	17,504	2007
	11.157822	12.336072	10.56%	17,504	2006
	10.000000	11.157822	11.58%	13,698	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.030812	15.955670	32.62%	43,626	2009
	21.444230	12.030812	-43.90%	51,261	2008
	18.675265	21.444230	14.83%	58,605	2007
	17.117834	18.675265	9.10%	53,514	2006
	14.988674	17.117834	14.21%	28,769	2005
	13.294731	14.988674	12.74%	8,084	2004
	10.000000	13.294731	32.95%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.681824	13.987693	44.47%	0	2009
	21.691185	9.681824	-55.37%	0	2008
	15.214616	21.691185	42.57%	0	2007
	13.325902	15.214616	14.17%	0	2006
	10.000000	13.325902	33.26%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.000530	12.716264	27.16%	12,294	2009
	17.863277	10.000530	-44.02%	11,818	2008
	18.019294	17.863277	-0.87%	8,534	2007
	15.346286	18.019294	17.42%	8,477	2006
	14.847432	15.346286	3.36%	8,498	2005
	13.634249	14.847432	8.90%	1,198	2004
	10.000000	13.634249	36.34%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.586162	12.009351	25.28%	1,635	2009
	18.584218	9.586162	-48.42%	2,006	2008
	14.988895	18.584218	23.99%	2,008	2007
	14.365402	14.988895	4.34%	1,605	2006
	13.907364	14.365402	3.29%	1,639	2005
	13.775565	13.907364	0.96%	1,198	2004
	10.000000	13.775565	37.76%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.238451	11.574050	13.04%	115,659	2009
	10.833067	10.238451	-5.49%	104,740	2008
	10.632447	10.833067	1.89%	116,236	2007
	10.428513	10.632447	1.96%	57,808	2006
	10.453517	10.428513	-0.24%	18,986	2005
	10.248354	10.453517	2.00%	0	2004
	10.000000	10.248354	2.48%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.771355	20.209885	36.82%	18,248	2009
	24.984269	14.771355	-40.88%	20,941	2008
	22.128891	24.984269	12.90%	14,354	2007
	20.108230	22.128891	10.05%	13,805	2006
	17.402840	20.108230	15.55%	12,557	2005
	14.259951	17.402840	22.04%	3,921	2004
	10.000000	14.259951	42.60%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.759764	17.002840	23.57%	0	2009
	25.081274	13.759764	-45.14%	0	2008
	21.889365	25.081274	14.58%	0	2007
	18.983665	21.889365	15.31%	0	2006
	16.323571	18.983665	16.30%	0	2005
	14.714552	16.323571	10.93%	0	2004
	10.000000	14.714552	47.15%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.256215	11.435989	23.55%	7,948	2009
	16.867887	9.256215	-45.13%	7,405	2008
	14.720344	16.867887	14.59%	1,266	2007
	12.761915	14.720344	15.35%	0	2006
	10.977423	12.761915	16.26%	0	2005
	10.000000	10.977423	9.77%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.340763	15.909472	53.85%	2,345	2009
	21.684189	10.340763	-52.31%	1,879	2008
	21.008749	21.684189	3.22%	2,467	2007
	18.497060	21.008749	13.58%	3,620	2006
	18.445047	18.497060	0.28%	2,902	2005
	16.550196	18.445047	11.45%	627	2004
	10.000000	16.550196	65.50%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.735514	10.268844	32.75%	2,539	2009
	11.232890	7.735514	-31.14%	2,828	2008
	11.059653	11.232890	1.57%	2,539	2007
	10.000000	11.059653	10.60%	1,792	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.243269	12.916245	14.88%	12,141	2009
	15.754182	11.243269	-28.63%	15,080	2008
	16.538532	15.754182	-4.74%	18,111	2007
	14.422662	16.538532	14.67%	19,043	2006
	14.243111	14.422662	1.26%	16,752	2005
	13.106978	14.243111	8.67%	4,545	2004
	10.000000	13.106978	31.07%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.263898	16.771307	26.44%	30,186	2009
	20.227505	13.263898	-34.43%	230	2008
	21.167670	20.227505	-4.44%	0	2007
	18.481973	21.167670	14.53%	0	2006
	17.355641	18.481973	6.49%	0	2005
	14.325876	17.355641	21.15%	0	2004
	10.000000	14.325876	43.26%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.562404	8.368173	27.52%	0	2009
	10.000000	6.562404	-34.38%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	9.247507	15.629287	69.01%	0	2009
	19.959312	9.247507	-53.67%	0	2008
	15.843098	19.959312	25.98%	0	2007
	12.625657	15.843098	25.48%	0	2006
	10.000000	12.625657	26.26%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.440017	18.031787	34.16%	0	2009
	23.026509	13.440017	-41.63%	0	2008
	20.373817	23.026509	13.02%	0	2007
	17.134893	20.373817	18.90%	0	2006
	15.885923	17.134893	7.86%	0	2005
	13.689987	15.885923	16.04%	0	2004
	10.000000	13.689987	36.90%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.692944	13.019215	34.32%	7,778	2009
	16.610689	9.692944	-41.65%	89,196	2008
	14.698535	16.610689	13.01%	59,040	2007
	12.360206	14.698535	18.92%	36,148	2006
	11.463043	12.360206	7.83%	10,873	2005
	10.000000	11.463043	14.63%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3- Q/NQ	12.164656	14.134654	16.19%	0	2009
	11.699431	12.164656	3.98%	0	2008
	10.764143	11.699431	8.69%	0	2007
	9.743053	10.764143	10.48%	0	2006
	10.000000	9.743053	-2.57%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.374696	11.079335	18.18%	467	2009
	16.690911	9.374696	-43.83%	464	2008
	15.260405	16.690911	9.37%	463	2007
	14.696550	15.260405	3.84%	469	2006
	13.824911	14.696550	6.30%	469	2005
	13.280420	13.824911	4.10%	28	2004
	10.000000	13.280420	32.80%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.681376	14.848035	39.01%	1,847	2009
	20.636944	10.681376	-48.24%	2,499	2008
	19.070446	20.636944	8.21%	3,288	2007
	16.754692	19.070446	13.82%	3,288	2006
	15.661763	16.754692	6.98%	2,136	2005
	13.878517	15.661763	12.85%	1,731	2004
	10.000000	13.878517	38.79%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.797263	17.97%	2,253	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.292260	15.112862	22.95%	0	2009
	14.958403	12.292260	-17.82%	0	2008
	13.855599	14.958403	7.96%	0	2007
	12.817080	13.855599	8.10%	0	2006
	12.159675	12.817080	5.41%	0	2005
	11.469301	12.159675	6.02%	0	2004
	10.000000	11.469301	14.69%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.292714	17.572410	42.95%	4,087	2009
	22.548081	12.292714	-45.48%	4,489	2008
	16.858184	22.548081	33.75%	1,358	2007
	15.780255	16.858184	6.83%	762	2006
	14.319641	15.780255	10.20%	762	2005
	12.398860	14.319641	15.49%	762	2004
	10.000000	12.398860	23.99%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.343432	21.639681	75.31%	19,118	2009
	26.384213	12.343432	-53.22%	22,408	2008
	21.044995	26.384213	25.37%	9,652	2007
	14.652679	21.044995	43.63%	10,255	2006
	11.336265	14.652679	29.25%	0	2005
	10.000000	11.336265	13.36%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.087269	31.709265	75.31%	0	2009
	38.677089	18.087269	-53.24%	0	2008
	30.863370	38.677089	25.32%	0	2007
	21.498566	30.863370	43.56%	0	2006
	16.642455	21.498566	29.18%	0	2005
	14.322870	16.642455	16.19%	0	2004
	10.000000	14.322870	43.23%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.629378	13.112809	36.18%	4,766	2009
	15.608271	9.629378	-38.31%	6,869	2008
	14.361547	15.608271	8.68%	9,622	2007
	13.670234	14.361547	5.06%	10,019	2006
	13.396381	13.670234	2.04%	7,669	2005
	12.555586	13.396381	6.70%	2,941	2004
	10.000000	12.555586	25.56%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.504566	14.990464	19.88%	65,764	2009
	18.991604	12.504566	-34.16%	4,349	2008
	18.031896	18.991604	5.32%	4,577	2007
	15.283513	18.031896	17.98%	4,681	2006
	14.662186	15.283513	4.24%	4,723	2005
	13.042944	14.662186	12.41%	0	2004
	10.000000	13.042944	30.43%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.697519	9.649687	10.95%	34,903	2009
	10.262231	8.697519	-15.25%	76,198	2008
	10.006105	10.262231	2.56%	90,806	2007
	9.808011	10.006105	2.02%	52,977	2006
	9.875283	9.808011	-0.68%	1,065	2005
	10.009117	9.875283	-1.34%	0	2004
	10.000000	10.009117	0.09%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.939912	10.743628	20.18%	0	2009
	15.087693	8.939912	-40.75%	0	2008
	15.334216	15.087693	-1.61%	0	2007
	14.880759	15.334216	3.05%	0	2006
	14.771022	14.880759	0.74%	0	2005
	13.486046	14.771022	9.53%	0	2004
	10.000000	13.486046	34.86%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.841068	12.662147	28.67%	10,442	2009
	16.600245	9.841068	-40.72%	10,795	2008
	15.758503	16.600245	5.34%	127,015	2007
	14.155819	15.758503	11.32%	92,736	2006
	13.530734	14.155819	4.62%	32,971	2005
	12.200696	13.530734	10.90%	353	2004
	10.000000	12.200696	22.01%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.258345	12.58%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.375076	23.75%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.435416	8.983685	20.82%	42,785	2009
	10.815492	7.435416	-31.25%	41,744	2008
	10.409468	10.815492	3.90%	21,112	2007
	10.000000	10.409468	4.09%	2,584	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.243153	10.148537	9.80%	34,405	2009
	10.475613	9.243153	-11.77%	36,113	2008
	10.391646	10.475613	0.81%	19,391	2007
	10.000000	10.391646	3.92%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.189544	9.966894	38.63%	0	2009
	11.968200	7.189544	-39.93%	0	2008
	10.690610	11.968200	11.95%	0	2007
	10.000000	10.690610	6.91%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.113361	8.306090	35.87%	11,399	2009
	11.194081	6.113361	-45.39%	26,593	2008
	10.219554	11.194081	9.54%	15,944	2007
	10.000000	10.219554	2.20%	14,547	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.913455	7.566033	27.95%	51,990	2009
	9.752934	5.913455	-39.37%	49,762	2008
	10.000000	9.752934	-2.47%	22,399	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.881625	14.124313	42.94%	0	2009
	14.017052	9.881625	-29.50%	0	2008
	13.884132	14.017052	0.96%	0	2007
	12.821551	13.884132	8.29%	0	2006
	12.791328	12.821551	0.24%	0	2005
	11.867438	12.791328	7.79%	0	2004
	10.000000	11.867438	18.67%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.000530	11.441954	43.01%	0	2009
	11.365871	8.000530	-29.61%	0	2008
	11.254436	11.365871	0.99%	0	2007
	10.393547	11.254436	8.28%	0	2006
	10.000000	10.393547	3.94%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.430308	6.881959	26.73%	0	2009
	10.000000	5.430308	-45.70%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.228432	32.28%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.081534	7.609657	49.75%	0	2009
	10.000000	5.081534	-49.18%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.089368	7.825648	28.51%	136,364	2009
	10.000000	6.089368	-39.11%	154,323	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.322636	7.997060	26.48%	0	2009
	10.000000	6.322636	-36.77%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.876573	9.239626	17.31%	475	2009
	10.000000	7.876573	-21.23%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.158286	8.701376	21.56%	16,514	2009
	10.000000	7.158286	-28.42%	16,514	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.020692	9.981148	10.65%	0	2009
	10.000000	9.020692	-9.79%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.514175	8.970926	19.39%	13,297	2009
	10.000000	7.514175	-24.86%	13,297	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.797165	8.423079	23.92%	0	2009
	10.000000	6.797165	-32.03%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.254524	9.509979	15.21%	0	2009
	10.000000	8.254524	-17.45%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.783754	10.401215	6.31%	42,399	2009
	10.000000	9.783754	-2.16%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.789551	11.159301	13.99%	0	2009
	10.000000	9.789551	-2.10%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.818913	31.643808	59.66%	0	2009
	48.122722	19.818913	-58.82%	0	2008
	33.858651	48.122722	42.13%	0	2007
	25.369691	33.858651	33.46%	0	2006
	19.581218	25.369691	29.56%	0	2005
	16.607127	19.581218	17.91%	0	2004
	10.000000	16.607127	66.07%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.909007	19.014478	59.66%	0	2009
	28.870938	11.909007	-58.75%	0	2008
	20.277193	28.870938	42.38%	0	2007
	15.166512	20.277193	33.70%	0	2006
	11.692144	15.166512	29.72%	0	2005
	10.000000	11.692144	16.92%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.453056	11.514011	0.53%	103,247	2009
	10.860299	11.453056	5.46%	119,631	2008
	10.353356	10.860299	4.90%	108,590	2007
	10.232910	10.353356	1.18%	59,658	2006
	10.121481	10.232910	1.10%	19,912	2005
	10.011977	10.121481	1.09%	0	2004
	10.000000	10.011977	0.12%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.448593	8.119311	25.91%	0	2009
	11.574863	6.448593	-44.29%	0	2008
	10.809622	11.574863	7.08%	0	2007
	10.000000	10.809622	8.10%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.828083	14.730000	24.53%	414,150	2009
	19.130669	11.828083	-38.17%	428,294	2008
	18.444319	19.130669	3.72%	442,377	2007
	16.119705	18.444319	14.42%	459,305	2006
	15.254530	16.119705	5.67%	364,058	2005
	13.664970	15.254530	11.63%	71,635	2004
	10.000000	13.664970	36.65%	17,330	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.476527	14.77%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.032881	20.33%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.927449	11.669859	6.79%	9,761	2009
	11.877231	10.927449	-8.00%	10,314	2008
	11.513806	11.877231	3.16%	10,316	2007
	11.077275	11.513806	3.94%	4,504	2006
	10.952061	11.077275	1.14%	4,714	2005
	10.689651	10.952061	2.45%	0	2004
	10.000000	10.689651	6.90%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.407345	13.304813	16.63%	325,393	2009
	15.171392	11.407345	-24.81%	344,197	2008
	14.668446	15.171392	3.43%	358,531	2007
	13.454683	14.668446	9.02%	286,380	2006
	13.045291	13.454683	3.14%	156,090	2005
	12.165025	13.045291	7.24%	9,947	2004
	10.000000	12.165025	21.65%	6,550	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.702718	14.251599	21.78%	827,237	2009
	17.423574	11.702718	-32.83%	882,677	2008
	16.768061	17.423574	3.91%	920,365	2007
	14.952516	16.768061	12.14%	930,143	2006
	14.263556	14.952516	4.83%	501,141	2005
	12.997638	14.263556	9.74%	74,957	2004
	10.000000	12.997638	29.98%	45,538	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.195205	12.556065	12.16%	33,437	2009
	13.460476	11.195205	-16.83%	36,062	2008
	12.989664	13.460476	3.62%	26,453	2007
	12.236824	12.989664	6.15%	28,955	2006
	11.961955	12.236824	2.30%	10,230	2005
	11.402220	10.961955	4.91%	3,626	2004
	10.000000	11.402220	14.02%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.487012	16.718064	33.88%	1,307	2009
	20.075698	12.487012	-37.80%	1,307	2008
	19.067285	20.075698	5.29%	2,458	2007
	17.722533	19.067285	7.59%	2,457	2006
	16.147774	17.722533	9.75%	1,560	2005
	14.251954	16.147774	13.30%	62	2004
	10.000000	14.251954	42.52%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.261467	10.050193	-2.06%	28,781	2009
	10.270653	10.261467	-0.09%	28,132	2008
	10.012324	10.270653	2.58%	14,945	2007
	9.783288	10.012324	2.34%	11,994	2006
	9.732884	9.783288	0.52%	19,152	2005
	9.861643	9.732884	-1.31%	0	2004
	10.000000	9.861643	-1.38%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.649035	11.749549	21.77%	3,091	2009
	11.916606	9.649035	-19.03%	3,578	2008
	11.635476	11.916606	2.42%	0	2007
	11.335904	11.635476	2.64%	0	2006
	11.331349	11.335904	0.04%	0	2005
	10.864513	11.331349	4.30%	0	2004
	10.000000	10.864513	8.65%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.038060	8.045694	33.25%	133,557	2009
	10.000000	6.038060	-39.62%	143,897	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.124651	14.104761	26.79%	0	2009
	21.232533	11.124651	-47.61%	0	2008
	21.118567	21.232533	0.54%	0	2007
	17.622408	21.118567	19.84%	0	2006
	16.101549	17.622408	9.45%	0	2005
	13.705719	16.101549	17.48%	0	2004
	10.000000	13.705719	37.06%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.898878	10.013563	26.77%	2,631	2009
	15.068152	7.898878	-47.58%	47,567	2008
	14.988756	15.068152	0.53%	67,861	2007
	12.506971	14.988756	19.84%	37,022	2006
	11.426098	12.506971	9.46%	11,996	2005
	10.000000	11.426098	14.26%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.270928	7.941252	26.64%	94,333	2009
	10.000000	6.270928	-37.29%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.259102	7.807353	24.74%	3,436	2009
	10.000000	6.259102	-37.41%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.181744	7.668251	24.05%	91,388	2009
	10.000000	6.181744	-38.18%	48,720	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.662616	8.510135	27.73%	80,170	2009
	10.000000	6.662616	-33.37%	105,316	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	9.046446	11.264231	24.52%	0	2009
	17.284612	9.046446	-47.66%	0	2008
	16.125427	17.284612	7.19%	0	2007
	15.993016	16.125427	0.83%	0	2006
	15.162120	15.993016	5.48%	0	2005
	13.685172	15.162120	10.79%	0	2004
	10.000000	13.685172	36.85%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.236995	16.310202	23.22%	828	2009
	19.972748	13.236995	-33.72%	739	2008
	21.993626	19.972748	-9.19%	751	2007
	19.184190	21.993626	14.64%	0	2006
	19.064233	19.184190	0.63%	0	2005
	16.644152	19.064233	14.54%	0	2004
	10.000000	16.644152	66.44%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.252934	16.125661	31.61%	0	2009
	20.303718	12.252934	-39.65%	7,256	2008
	20.356045	20.303718	-0.26%	6,215	2007
	18.605026	20.356045	9.41%	9,976	2006
	16.965887	18.605026	9.66%	2,700	2005
	14.589240	16.965887	16.29%	0	2004
	10.000000	14.589240	45.89%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.844944	12.101367	22.92%	93,825	2009
	17.223534	9.844944	-42.84%	110,274	2008
	16.307763	17.223534	5.62%	96,535	2007
	14.688209	16.307763	11.03%	66,048	2006
	14.015661	14.688209	4.80%	18,430	2005
	13.070163	14.015661	7.23%	0	2004
	10.000000	13.070163	30.70%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.553739	7.096102	27.77%	0	2009
	10.000000	5.553739	-44.46%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.803617	10.280127	4.86%	11,350	2009
	10.000000	9.803617	-1.96%	6,342	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.854703	28.55%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.851162	28.51%	105,748	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.486221	13.168073	25.58%	22,875	2009
	17.061953	10.486221	-38.54%	26,604	2008
	17.896513	17.061953	-4.66%	70,472	2007
	15.818035	17.896513	13.14%	57,356	2006
	15.542219	15.818035	1.77%	26,644	2005
	13.558912	15.542219	14.63%	5,023	2004
	10.000000	13.558912	35.59%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.096463	12.837432	41.13%	2,700	2009
	17.100429	9.096463	-46.81%	3,488	2008
	15.342846	17.100429	11.46%	6,164	2007
	14.553156	15.342846	5.43%	6,452	2006
	14.175158	14.553156	2.67%	4,440	2005
	13.580709	14.175158	4.38%	1,266	2004
	10.000000	13.580709	35.81%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.932814	12.189109	36.45%	0	2009
	15.296455	8.932814	-41.60%	0	2008
	14.733733	15.296455	3.82%	0	2007
	12.818539	14.733733	14.94%	0	2006
	11.480022	12.818539	11.66%	0	2005
	10.000000	11.480022	14.80%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.640261	18.609110	36.43%	0	2009
	23.351169	13.640261	-41.59%	0	2008
	22.487327	23.351169	3.84%	0	2007
	19.570190	22.487327	14.91%	0	2006
	17.524692	19.570190	11.67%	0	2005
	15.057803	17.524692	16.38%	0	2004
	10.000000	15.057803	50.58%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.990023	2.462891	23.76%	0	2009
	9.512947	1.990023	-79.08%	0	2008
	10.000000	9.512947	-4.87%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.796949	3.448825	23.31%	0	2009
	13.334551	2.796949	-79.02%	0	2008
	13.686348	13.334551	-2.57%	0	2007
	12.798301	13.686348	6.94%	0	2006
	12.815119	12.798301	-0.13%	0	2005
	12.038753	12.815119	6.45%	0	2004
	10.000000	12.038753	20.39%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.930610	12.443640	25.31%	94,964	2009
	16.528218	9.930610	-39.92%	98,243	2008
	16.211670	16.528218	1.95%	87,765	2007
	14.428937	16.211670	12.36%	75,325	2006
	13.937408	14.428937	3.53%	23,387	2005
	13.043437	13.937408	6.85%	1,932	2004
	10.000000	13.043437	30.43%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.390383	16.604042	34.01%	2,870	2009
	20.415374	12.390383	-39.31%	31,642	2008
	21.150187	20.415374	-3.47%	18,993	2007
	18.840893	21.150187	12.26%	13,122	2006
	17.539795	18.840893	7.42%	2,654	2005
	15.032668	17.539795	16.68%	0	2004
	10.000000	15.032668	50.33%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.811888	8.12%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.890926	8.91%	42,285	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	8.599969	10.929344	27.09%	0	2009
	14.330172	8.599969	-39.99%	98	2008
	15.580207	14.330172	-8.02%	98	2007
	13.729004	15.580207	13.48%	98	2006
	13.325915	13.729004	3.02%	98	2005
	12.250469	13.325915	8.78%	98	2004
	10.000000	12.250469	22.50%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.476504	14.003146	22.02%	0	2009
	20.916125	11.476504	-45.13%	0	2008
	19.717499	20.916125	6.08%	0	2007
	15.768278	19.717499	25.05%	0	2006
	14.354586	15.768278	9.85%	0	2005
	12.618741	14.354586	13.76%	0	2004
	10.000000	12.618741	26.19%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.173749	13.115285	60.46%	539	2009
	13.259772	8.173749	-38.36%	539	2008
	12.837112	13.259772	3.29%	539	2007
	12.435784	12.837112	3.23%	539	2006
	12.017602	12.435784	3.48%	539	2005
	11.687170	12.017602	2.83%	0	2004
	10.000000	11.687170	16.87%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.382809	10.248432	38.81%	6,688	2009
	13.150198	7.382809	-43.86%	81,909	2008
	11.942312	13.150198	10.11%	36,144	2007
	11.156957	11.942312	7.04%	2,687	2006
	10.000000	11.156957	11.57%	3,873	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.666692	9.400943	22.62%	38,305	2009
	12.287703	7.666692	-37.61%	41,351	2008
	12.183594	12.287703	0.85%	37,770	2007
	10.488312	12.183594	16.16%	23,776	2006
	10.000000	10.488312	4.88%	2,674	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.559941	10.237153	7.08%	2,132	2009
	10.905234	9.559941	-12.34%	49,715	2008
	10.587907	10.905234	3.00%	85,759	2007
	10.442533	10.587907	1.39%	47,207	2006
	10.262197	10.442533	1.76%	16,337	2005
	10.072087	10.262197	1.89%	1,237	2004
	10.000000	10.072087	0.72%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.917120	17.727894	27.38%	0	2009
	16.720479	13.917120	-16.77%	0	2008
	16.054452	16.720479	4.15%	0	2007
	14.799035	16.054452	8.48%	0	2006
	13.479698	14.799035	9.79%	0	2005
	12.508112	13.479698	7.77%	0	2004
	10.000000	12.508112	25.08%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.507010	12.712743	49.44%	0	2009

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.321322	12.154509	17.76%	6,196	2009
	17.786875	10.321322	-41.97%	6,186	2008
	17.337183	17.786875	2.59%	5,892	2007
	15.144788	17.337183	14.48%	6,283	2006
	14.796522	15.144788	2.35%	7,454	2005
	13.595858	14.796522	8.83%	6,424	2004
	10.000000	13.595858	35.96%	4,430	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.468133	17.404316	39.59%	302	2009
	19.832168	12.468133	-37.13%	372	2008
	19.965371	19.832168	-0.67%	1,499	2007
	17.865579	19.965371	11.75%	1,500	2006
	17.121537	17.865579	4.35%	1,725	2005
	14.694707	17.121537	16.51%	2,066	2004
	10.000000	14.694707	46.95%	932	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.904447	11.759923	7.85%	1,106	2009
	11.323944	10.904447	-3.70%	1,106	2008
	10.570546	11.323944	7.13%	1,106	2007
	10.633379	10.570546	-0.59%	1,106	2006
	10.699178	10.633379	-0.61%	1,106	2005
	10.333794	10.699178	3.54%	1,106	2004
	10.000000	10.333794	3.34%	397	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.717595	12.351094	15.24%	164	2009
	16.781597	10.717595	-36.13%	208	2008
	17.227078	16.781597	-2.59%	208	2007
	15.070569	17.227078	14.31%	478	2006
	14.735099	15.070569	2.28%	228	2005
	13.376738	14.735099	10.15%	228	2004
	10.000000	13.376738	33.77%	258	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	9.246206	11.743771	27.01%	0	2009
	12.517607	9.246206	-26.13%	0	2008
	13.112239	12.517607	-4.53%	0	2007
	11.145263	13.112239	17.65%	0	2006
	10.000000	11.145263	11.45%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.903258	13.944498	17.15%	1,435	2009
	16.619982	11.903258	-28.38%	1,435	2008
	17.939684	16.619982	-7.36%	2,734	2007
	15.475336	17.939684	15.92%	2,713	2006
	15.082206	15.475336	2.61%	2,723	2005
	13.499986	15.082206	11.72%	3,466	2004
	10.000000	13.499986	35.00%	2,168	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.002530	20.03%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.321224	16.296904	22.34%	1,734	2009
	19.706561	13.321224	-32.40%	1,829	2008
	20.274828	19.706561	-2.80%	1,834	2007
	18.109345	20.274828	11.96%	1,893	2006
	17.257706	18.109345	4.93%	1,878	2005
	14.469996	17.257706	19.27%	1,931	2004
	10.000000	14.469996	44.70%	739	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.359253	12.776566	23.33%	4,337	2009
	16.891228	10.359253	-38.67%	4,846	2008
	16.443643	16.891228	2.72%	7,847	2007
	14.585941	16.443643	12.74%	7,982	2006
	14.272677	14.585941	2.19%	8,325	2005
	13.217847	14.272677	7.98%	8,472	2004
	10.000000	13.217847	32.18%	6,913	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.754509	12.862524	19.60%	1,753	2009
	15.639524	10.754509	-31.24%	1,966	2008
	14.959996	15.639524	4.54%	2,020	2007
	13.155529	14.959996	13.72%	2,015	2006
	12.912068	13.155529	1.89%	2,033	2005
	12.591796	12.912068	2.54%	1,893	2004
	10.000000	12.591796	25.92%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.230704	10.128659	23.06%	0	2009
	13.517843	8.230704	-39.11%	0	2008
	15.573272	13.517843	-13.20%	0	2007
	15.373292	15.573272	1.30%	0	2006
	14.883101	15.373292	3.29%	0	2005
	13.697160	14.883101	8.66%	0	2004
	10.000000	13.697160	36.97%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.237033	12.454039	10.83%	0	2009
	16.328535	11.237033	-31.18%	0	2008
	15.221663	16.328535	7.27%	0	2007
	13.434856	15.221663	13.30%	0	2006
	13.500348	13.434856	-0.49%	0	2005
	12.881115	13.500348	4.81%	0	2004
	10.000000	12.881115	28.81%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.629755	11.322034	17.57%	15,644	2009
	10.645376	9.629755	-9.54%	60,628	2008
	10.348611	10.645376	2.87%	28,478	2007
	10.176471	10.348611	1.69%	29,376	2006
	10.297824	10.176471	-1.18%	30,459	2005
	10.185940	10.297824	1.10%	29,972	2004
	10.000000	10.185940	1.86%	28,747	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.863343	10.750376	21.29%	0	2009
	12.104909	8.863343	-26.78%	0	2008
	11.411221	12.104909	6.08%	0	2007
	10.641737	11.411221	7.23%	0	2006
	10.000000	10.641737	6.42%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.465223	10.647943	25.78%	17,658	2009
	12.874364	8.465223	-34.25%	0	2008
	11.966082	12.874364	7.59%	0	2007
	10.946916	11.966082	9.31%	0	2006
	10.000000	10.946916	9.47%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.103739	10.401840	28.36%	0	2009
	13.395425	8.103739	-39.50%	0	2008
	12.325627	13.395425	8.68%	0	2007
	11.154054	12.325627	10.50%	0	2006
	10.000000	11.154054	11.54%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.994759	15.899736	32.56%	7,234	2009
	21.390912	11.994759	-43.93%	8,045	2008
	18.638403	21.390912	14.77%	16,759	2007
	17.092751	18.638403	9.04%	16,046	2006
	14.974331	17.092751	14.15%	16,129	2005
	13.288795	14.974331	12.68%	18,813	2004
	10.000000	13.288795	32.89%	15,870	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.663708	13.954374	44.40%	1,693	2009
	21.661696	9.663708	-55.39%	2,612	2008
	15.201743	21.661696	42.49%	2,492	2007
	13.321401	15.201743	14.12%	1,718	2006
	10.000000	13.321401	33.21%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.970573	12.671706	27.09%	14,395	2009
	17.818898	9.970573	-44.04%	15,919	2008
	17.983758	17.818898	-0.92%	10,811	2007
	15.323812	17.983758	17.36%	11,253	2006
	14.833235	15.323812	3.31%	9,350	2005
	13.628173	14.833235	8.84%	8,898	2004
	10.000000	13.628173	36.28%	8,379	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.557413	11.967217	25.21%	1,285	2009
	18.537976	9.557413	-48.44%	1,455	2008
	14.959285	18.537976	23.92%	1,533	2007
	14.344339	14.959285	4.29%	1,949	2006
	13.894056	14.344339	3.24%	1,946	2005
	13.769405	13.894056	0.91%	2,962	2004
	10.000000	13.769405	37.69%	2,936	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.207763	11.533473	12.99%	1,089	2009
	10.806111	10.207763	-5.54%	1,089	2008
	10.611436	10.806111	1.83%	1,089	2007
	10.413201	10.611436	1.90%	1,089	2006
	10.443492	10.413201	-0.29%	1,089	2005
	10.243758	10.443492	1.95%	1,274	2004
	10.000000	10.243758	2.44%	621	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.727075	20.139013	36.75%	4,778	2009
	24.922137	14.727075	-40.91%	6,950	2008
	22.085204	24.922137	12.85%	7,649	2007
	20.078761	22.085204	9.99%	7,823	2006
	17.386188	20.078761	15.49%	7,768	2005
	14.253575	17.386188	21.98%	6,469	2004
	10.000000	14.253575	42.54%	4,113	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.718520	16.943204	23.51%	882	2009
	25.018905	13.718520	-45.17%	882	2008
	21.846147	25.018905	14.52%	1,504	2007
	18.955829	21.846147	15.25%	1,504	2006
	16.307938	18.955829	16.24%	1,504	2005
	14.707983	16.307938	10.88%	2,741	2004
	10.000000	14.707983	47.08%	2,225	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.234195	11.402947	23.49%	3,662	2009
	16.836394	9.234195	-45.15%	3,713	2008
	14.700399	16.836394	14.53%	2,864	2007
	12.751104	14.700399	15.29%	3,196	2006
	10.973711	12.751104	16.20%	2,887	2005
	10.000000	10.973711	9.74%	1,398	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.309761	15.853676	53.77%	533	2009
	21.630269	10.309761	-52.34%	711	2008
	20.967279	21.630269	3.16%	1,297	2007
	18.469952	20.967279	13.52%	2,358	2006
	18.427397	18.469952	0.23%	3,093	2005
	16.542802	18.427397	11.39%	3,633	2004
	10.000000	16.542802	65.43%	2,223	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.724985	10.249637	32.68%	878	2009
	11.223320	7.724985	-31.17%	1,094	2008
	11.055909	11.223320	1.51%	1,279	2007
	10.000000	11.055909	10.56%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.209544	12.870931	14.82%	1,618	2009
	15.714970	11.209544	-28.67%	1,592	2008
	16.505853	15.714970	-4.79%	1,599	2007
	14.401495	16.505853	14.61%	2,382	2006
	14.229461	14.401495	1.21%	2,631	2005
	13.101116	14.229461	8.61%	3,339	2004
	10.000000	13.101116	31.01%	2,333	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.224120	16.712457	26.38%	705	2009
	20.177183	13.224120	-34.46%	865	2008
	21.125864	20.177183	-4.49%	1,181	2007
	18.454862	21.125864	14.47%	1,129	2006
	17.339029	18.454862	6.44%	1,037	2005
	14.319472	17.339029	21.09%	2,461	2004
	10.000000	14.319472	43.19%	2,461	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.560161	8.361041	27.45%	0	2009
	10.000000	6.560161	-34.40%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	9.230195	15.592077	68.92%	0	2009
	19.932177	9.230195	-53.69%	1,129	2008
	15.829675	19.932177	25.92%	956	2007
	12.621376	15.829675	25.42%	887	2006
	10.000000	12.621376	26.21%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.399730	17.968563	34.10%	2,216	2009
	22.969250	13.399730	-41.66%	2,216	2008
	20.333594	22.969250	12.96%	2,216	2007
	17.109780	20.333594	18.84%	2,216	2006
	15.870724	17.109780	7.81%	2,374	2005
	13.683872	15.870724	15.98%	4,767	2004
	10.000000	13.683872	36.84%	3,686	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.669894	12.981636	34.25%	885	2009
	16.579664	9.669894	-41.68%	4,966	2008
	14.678609	16.579664	12.95%	4,517	2007
	12.349740	14.678609	18.86%	4,186	2006
	11.459180	12.349740	7.77%	1,163	2005
	10.000000	11.459180	14.59%	1,182	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3- Q/NQ	12.141911	14.101026	16.14%	4,283	2009
	11.683525	12.141911	3.92%	40,123	2008
	10.755033	11.683525	8.63%	866	2007
	9.739759	10.755033	10.42%	0	2006
	10.000000	9.739759	-2.60%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.346595	11.040484	18.12%	973	2009
	16.649409	9.346595	-43.86%	970	2008
	15.230281	16.649409	9.32%	966	2007
	14.675018	15.230281	3.78%	1,002	2006
	13.811672	14.675018	6.25%	993	2005
	13.274481	13.811672	4.05%	995	2004
	10.000000	13.274481	32.74%	567	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.649344	14.795947	38.94%	387	2009
	20.585603	10.649344	-48.27%	542	2008
	19.032778	20.585603	8.16%	569	2007
	16.730117	19.032778	13.76%	569	2006
	15.646757	16.730117	6.92%	1,150	2005
	13.872301	15.646757	12.79%	1,161	2004
	10.000000	13.872301	38.72%	751	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.793245	17.93%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.255381	15.059825	22.88%	176	2009
	14.921164	12.255381	-17.87%	195	2008
	13.828220	14.921164	7.90%	206	2007
	12.798270	13.828220	8.05%	204	2006
	12.148022	12.798270	5.35%	211	2005
	11.464168	12.148022	5.97%	207	2004
	10.000000	11.464168	14.64%	207	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.255874	17.510807	42.88%	1,000	2009
	22.492026	12.255874	-45.51%	378	2008
	16.824912	22.492026	33.68%	0	2007
	15.757146	16.824912	6.78%	0	2006
	14.305940	15.757146	10.14%	330	2005
	12.393318	14.305940	15.43%	330	2004
	10.000000	12.393318	23.93%	510	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.314057	21.577156	75.22%	486	2009
	26.334937	12.314057	-53.24%	3,487	2008
	21.016482	26.334937	25.31%	3,385	2007
	14.640276	21.016482	43.55%	1,990	2006
	11.332440	14.640276	29.19%	0	2005
	10.000000	11.332440	13.32%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.033045	31.598080	75.22%	155	2009
	38.580923	18.033045	-53.26%	155	2008
	30.802441	38.580923	25.25%	155	2007
	21.467056	30.802441	43.49%	155	2006
	16.626520	21.467056	29.11%	155	2005
	14.316465	16.626520	16.14%	155	2004
	10.000000	14.316465	43.16%	153	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.600491	13.066790	36.11%	481	2009
	15.569415	9.600491	-38.34%	455	2008
	14.333162	15.569415	8.63%	741	2007
	13.650173	14.333162	5.00%	827	2006
	13.383547	13.650173	1.99%	815	2005
	12.549972	13.383547	6.64%	822	2004
	10.000000	12.549972	25.50%	802	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.467076	14.937872	19.82%	551	2009
	18.944360	12.467076	-34.19%	785	2008
	17.996291	18.944360	5.27%	659	2007
	15.261111	17.996291	17.92%	426	2006
	14.648152	15.261111	4.18%	426	2005
	13.037116	14.648152	12.36%	426	2004
	10.000000	13.037116	30.37%	426	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.671443	9.615846	10.89%	5,609	2009
	10.236686	8.671443	-15.29%	5,621	2008
	9.986333	10.236686	2.51%	5,621	2007
	9.793625	9.986333	1.97%	5,609	2006
	9.865822	9.793625	-0.73%	5,611	2005
	10.004642	9.865822	-1.39%	5,592	2004
	10.000000	10.004642	0.05%	3,924	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.913097	10.705927	20.11%	0	2009
	15.050165	8.913097	-40.78%	0	2008
	15.303930	15.050165	-1.66%	0	2007
	14.858935	15.303930	2.99%	0	2006
	14.756874	14.858935	0.69%	0	2005
	13.480020	14.756874	9.47%	0	2004
	10.000000	13.480020	34.80%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.812617	12.619090	28.60%	0	2009
	16.560730	9.812617	-40.75%	0	2008
	15.729072	16.560730	5.29%	0	2007
	14.136584	15.729072	11.27%	0	2006
	13.519222	14.136584	4.57%	0	2005
	12.196540	13.519222	10.84%	0	2004
	10.000000	12.196540	21.97%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.254500	12.55%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.370863	23.71%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.425270	8.966848	20.76%	0	2009
	10.806270	7.425270	-31.29%	0	2008
	10.405944	10.806270	3.85%	0	2007
	10.000000	10.405944	4.06%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.230548	10.129525	9.74%	7,718	2009
	10.466687	9.230548	-11.81%	4,029	2008
	10.388122	10.466687	0.76%	280	2007
	10.000000	10.388122	3.88%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.179740	9.948218	38.56%	247	2009
	11.957998	7.179740	-39.96%	2,084	2008
	10.686985	11.957998	11.89%	2,137	2007
	10.000000	10.686985	6.87%	1,777	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.105029	8.290539	35.80%	234	2009
	11.184549	6.105029	-45.42%	292	2008
	10.216091	11.184549	9.48%	341	2007
	10.000000	10.216091	2.16%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.908398	7.555705	27.88%	0	2009
	9.749596	5.908398	-39.40%	0	2008
	10.000000	9.749596	-2.50%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.851999	14.074796	42.86%	4,139	2009
	13.982184	9.851999	-29.54%	4,384	2008
	13.856713	13.982184	0.91%	4,751	2007
	12.802753	13.856713	8.23%	6,286	2006
	12.779081	12.802753	0.19%	6,459	2005
	11.862127	12.779081	7.73%	7,771	2004
	10.000000	11.862127	18.62%	6,175	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.985550	11.414715	42.94%	676	2009
	11.350392	7.985550	-29.65%	749	2008
	11.244887	11.350392	0.94%	749	2007
	10.390020	11.244887	8.23%	672	2006
	10.000000	10.390020	3.90%	618	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.428443	6.876080	26.67%	0	2009
	10.000000	5.428443	-45.72%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.223924	32.24%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.079792	7.603174	49.67%	0	2009
	10.000000	5.079792	-49.20%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.087288	7.818986	28.45%	0	2009
	10.000000	6.087288	-39.13%	0	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.320475	7.990243	26.42%	0	2009
	10.000000	6.320475	-36.80%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.873896	9.231775	17.25%	0	2009
	10.000000	7.873896	-21.26%	0	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.155840	8.693971	21.49%	0	2009
	10.000000	7.155840	-28.44%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.017623	9.972650	10.59%	0	2009
	10.000000	9.017623	-9.82%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.511606	8.963277	19.33%	0	2009
	10.000000	7.511606	-24.88%	0	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.794850	8.415919	23.86%	0	2009
	10.000000	6.794850	-32.05%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.251709	9.501879	15.15%	1,290	2009
	10.000000	8.251709	-17.48%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.780422	10.392365	6.26%	0	2009
	10.000000	9.780422	-2.20%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.786216	11.149811	13.93%	0	2009
	10.000000	9.786216	-2.14%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.759512	31.532852	59.58%	646	2009
	48.003108	19.759512	-58.84%	664	2008
	33.791817	48.003108	42.06%	774	2007
	25.332516	33.791817	33.39%	774	2006
	19.562478	25.332516	29.50%	774	2005
	16.599720	19.562478	17.85%	1,390	2004
	10.000000	16.599720	66.00%	1,526	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.880662	18.959530	59.58%	1,422	2009
	28.817018	11.880662	-58.77%	1,355	2008
	20.249698	28.817018	42.31%	1,264	2007
	15.153663	20.249698	33.63%	1,063	2006
	11.688190	15.153663	29.65%	487	2005
	10.000000	11.688190	16.88%	366	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.418724	11.473635	0.48%	9,044	2009
	10.833282	11.418724	5.40%	9,994	2008
	10.332904	10.833282	4.84%	4,931	2007
	10.217896	10.332904	1.13%	5,228	2006
	10.111774	10.217896	1.05%	5,035	2005
	10.007485	10.111774	1.04%	4,853	2004
	10.000000	10.007485	0.07%	5,310	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.439806	8.104100	25.84%	0	2009
	11.565008	6.439806	-44.32%	0	2008
	10.805966	11.565008	7.02%	0	2007
	10.000000	10.805966	8.06%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.792638	14.678362	24.47%	1,082	2009
	19.083119	11.792638	-38.20%	1,650	2008
	18.407926	19.083119	3.67%	1,906	2007
	16.096090	18.407926	14.36%	2,596	2006
	15.239947	16.096090	5.62%	3,583	2005
	13.658870	15.239947	11.58%	4,367	2004
	10.000000	13.658870	36.59%	5,970	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.472614	14.73%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.028785	20.29%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.894700	11.628939	6.74%	408	2009
	11.847685	10.894700	-8.04%	408	2008
	11.491072	11.847685	3.10%	29,399	2007
	11.061038	11.491072	3.89%	29,399	2006
	10.941575	11.061038	1.09%	30,290	2005
	10.684865	10.941575	2.40%	30,290	2004
	10.000000	10.684865	6.85%	30,290	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.373158	13.258157	16.57%	12,734	2009
	15.133667	11.373158	-24.85%	28,804	2008
	14.639493	15.133667	3.38%	55,902	2007
	13.434960	14.639493	8.97%	68,050	2006
	13.032810	13.434960	3.09%	74,964	2005
	12.159586	13.032810	7.18%	74,293	2004
	10.000000	12.159586	21.60%	35,744	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.667610	14.201595	21.72%	48,923	2009
	17.380205	11.667610	-32.87%	52,785	2008
	16.734925	17.380205	3.86%	59,726	2007
	14.930572	16.734925	12.08%	62,300	2006
	14.249883	14.930572	4.78%	63,421	2005
	12.991820	14.249883	9.68%	65,680	2004
	10.000000	12.991820	29.92%	12,431	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.161635	12.512027	12.10%	21,643	2009
	13.426978	11.161635	-16.87%	20,670	2008
	12.963992	13.426978	3.57%	23,571	2007
	12.218869	12.963992	6.10%	21,636	2006
	11.950488	12.218869	2.25%	16,503	2005
	11.397119	11.950488	4.86%	18,673	2004
	10.000000	11.397119	13.97%	13,781	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.449566	16.659428	33.82%	1,724	2009
	20.025742	12.449566	-37.83%	1,761	2008
	19.029607	20.025742	5.23%	1,783	2007
	17.696534	19.029607	7.53%	1,814	2006
	16.132305	17.696534	9.70%	1,796	2005
	14.245585	16.132305	13.24%	1,846	2004
	10.000000	14.245585	42.46%	515	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.230509	10.014756	-2.11%	20,050	2009
	10.244899	10.230509	-0.14%	24,587	2008
	9.992347	10.244899	2.53%	7,317	2007
	9.768744	9.992347	2.29%	2,895	2006
	9.723367	9.768744	0.47%	1,173	2005
	9.857035	9.723367	-1.36%	4,774	2004
	10.000000	9.857035	-1.43%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.620128	11.708373	21.71%	2,690	2009
	11.886963	9.620128	-19.07%	2,904	2008
	11.612491	11.886963	2.36%	4,734	2007
	11.319271	11.612491	2.59%	4,480	2006
	11.320492	11.319271	-0.01%	4,842	2005
	10.859641	11.320492	4.24%	4,836	2004
	10.000000	10.859641	8.60%	4,494	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.035998	8.038841	33.18%	1,721	2009
	10.000000	6.035998	-39.64%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.092494	14.056808	26.72%	0	2009
	21.181995	11.092494	-47.63%	0	2008
	21.079128	21.181995	0.49%	0	2007
	17.598462	21.079128	19.78%	0	2006
	16.087846	17.598462	9.39%	0	2005
	13.701048	16.087846	17.42%	750	2004
	10.000000	13.701048	37.01%	1,035	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.880097	9.984650	26.71%	0	2009
	15.040018	7.880097	-47.61%	0	2008
	14.968461	15.040018	0.48%	0	2007
	12.496392	14.968461	19.78%	130	2006
	11.422247	12.496392	9.40%	130	2005
	10.000000	11.422247	14.22%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.268781	7.934473	26.57%	5,870	2009
	10.000000	6.268781	-37.31%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.256962	7.800703	24.67%	6,968	2009
	10.000000	6.256962	-37.43%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.179627	7.661708	23.98%	1,693	2009
	10.000000	6.179627	-38.20%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.660337	8.502885	27.66%	0	2009
	10.000000	6.660337	-33.40%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	9.019312	11.224708	24.45%	0	2009
	17.241595	9.019312	-47.69%	78	2008
	16.093557	17.241595	7.13%	74	2007
	15.969547	16.093557	0.78%	13	2006
	15.147588	15.969547	5.43%	85	2005
	13.679047	15.147588	10.74%	384	2004
	10.000000	13.679047	36.79%	150	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.197321	16.253001	23.15%	169	2009
	19.923089	13.197321	-33.76%	268	2008
	21.950219	19.923089	-9.24%	754	2007
	19.156088	21.950219	14.59%	959	2006
	19.046007	19.156088	0.58%	1,343	2005
	16.636732	19.046007	14.48%	3,569	2004
	10.000000	16.636732	66.37%	2,519	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.216178	16.069084	31.54%	1,780	2009
	20.253200	12.216178	-39.68%	2,085	2008
	20.315831	20.253200	-0.31%	2,755	2007
	18.577749	20.315831	9.36%	2,539	2006
	16.949645	18.577749	9.61%	2,643	2005
	14.582719	16.949645	16.23%	2,784	2004
	10.000000	14.582719	45.83%	1,651	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.815428	12.058938	22.86%	0	2009
	17.180693	9.815428	-42.87%	37	2008
	16.275551	17.180693	5.56%	150	2007
	14.666668	16.275551	10.97%	410	2006
	14.002235	14.666668	4.75%	151	2005
	13.064320	14.002235	7.18%	193	2004
	10.000000	13.064320	30.64%	165	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.551826	7.090025	27.71%	931	2009
	10.000000	5.551826	-44.48%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.800278	10.271377	4.81%	0	2009
	10.000000	9.800278	-2.00%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.850326	28.50%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.846780	28.47%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.454779	13.121885	25.51%	8,493	2009
	17.019524	10.454779	-38.57%	8,493	2008
	17.861184	17.019524	-4.71%	11,826	2007
	15.794855	17.861184	13.08%	12,217	2006
	15.527344	15.794855	1.72%	13,329	2005
	13.552853	15.527344	14.57%	14,996	2004
	10.000000	13.552853	35.53%	13,733	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.069190	12.792410	41.05%	2,709	2009
	17.057905	9.069190	-46.83%	3,489	2008
	15.312557	17.057905	11.40%	3,193	2007
	14.531833	15.312557	5.37%	3,208	2006
	14.161597	14.531833	2.61%	3,666	2005
	13.574651	14.161597	4.32%	4,036	2004
	10.000000	13.574651	35.75%	1,203	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.911568	12.153910	36.38%	640	2009
	15.267879	8.911568	-41.63%	1,376	2008
	14.713762	15.267879	3.77%	1,364	2007
	12.807689	14.713762	14.88%	947	2006
	11.476139	12.807689	11.60%	2,465	2005
	10.000000	11.476139	14.76%	4,894	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.599359	18.543844	36.36%	3,112	2009
	23.293079	13.599359	-41.62%	3,112	2008
	22.442928	23.293079	3.79%	3,753	2007
	19.541505	22.442928	14.85%	3,753	2006
	17.507912	19.541505	11.62%	4,366	2005
	15.051058	17.507912	16.32%	4,498	2004
	10.000000	15.051058	50.51%	5,182	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.988324	2.459543	23.70%	4,614	2009
	9.509700	1.988324	-79.09%	1,551	2008
	10.000000	9.509700	-4.90%	1,632	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.788556	3.436695	23.24%	0	2009
	13.301392	2.788556	-79.04%	0	2008
	13.659323	13.301392	-2.62%	0	2007
	12.779535	13.659323	6.88%	1,061	2006
	12.802848	12.779535	-0.18%	1,042	2005
	12.033375	12.802848	6.39%	1,825	2004
	10.000000	12.033375	20.33%	602	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.900851	12.400019	25.24%	2,363	2009
	16.487121	9.900851	-39.95%	2,363	2008
	16.179663	16.487121	1.90%	2,239	2007
	14.407783	16.179663	12.30%	2,452	2006
	13.924063	14.407783	3.47%	2,452	2005
	13.037602	13.924063	6.80%	2,271	2004
	10.000000	13.037602	30.38%	2,349	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.353254	16.545827	33.94%	421	2009
	20.364636	12.353254	-39.34%	527	2008
	21.108468	20.364636	-3.52%	421	2007
	18.813314	21.108468	12.20%	1,762	2006
	17.523041	18.813314	7.36%	2,143	2005
	15.025969	17.523041	16.62%	2,185	2004
	10.000000	15.025969	50.26%	1,814	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.808196	8.08%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.887208	8.87%	0	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	8.575104	10.892182	27.02%	1,127	2009
	14.296059	8.575104	-40.02%	2,574	2008
	15.551102	14.296059	-8.07%	3,661	2007
	13.710342	15.551102	13.43%	4,513	2006
	13.314578	13.710342	2.97%	5,040	2005
	12.246297	13.314578	8.72%	5,383	2004
	10.000000	12.246297	22.46%	3,688	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.443318	13.955510	21.95%	0	2009
	20.866336	11.443318	-45.16%	0	2008
	19.680679	20.866336	6.02%	0	2007
	15.746846	19.680679	24.98%	0	2006
	14.342384	15.746846	9.79%	0	2005
	12.614446	14.342384	13.70%	0	2004
	10.000000	12.614446	26.14%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.150088	13.070650	60.37%	213	2009
	13.228163	8.150088	-38.39%	567	2008
	12.813104	13.228163	3.24%	1,394	2007
	12.418857	12.813104	3.17%	1,473	2006
	12.007364	12.418857	3.43%	1,432	2005
	11.683193	12.007364	2.77%	1,430	2004
	10.000000	11.683193	16.83%	1,273	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.368996	10.224034	38.74%	0	2009
	13.132327	7.368996	-43.89%	0	2008
	11.932198	13.132327	10.06%	0	2007
	11.153183	11.932198	6.98%	0	2006
	10.000000	11.153183	11.53%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.652337	9.378539	22.56%	0	2009
	12.270985	7.652337	-37.64%	0	2008
	12.173269	12.270985	0.80%	898	2007
	10.484765	12.173269	16.10%	898	2006
	10.000000	10.484765	4.85%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.532302	10.202356	7.03%	4,658	2009
	10.879266	9.532302	-12.38%	4,838	2008
	10.568123	10.879266	2.94%	4,866	2007
	10.428329	10.568123	1.34%	4,810	2006
	10.253466	10.428329	1.71%	4,788	2005
	10.068654	10.253466	1.84%	4,723	2004
	10.000000	10.068654	0.69%	2,081	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.874525	17.664608	27.32%	1,216	2009
	16.677832	13.874525	-16.81%	1,216	2008
	16.021737	16.677832	4.10%	1,216	2007
	14.776404	16.021737	8.43%	1,216	2006
	13.465936	14.776404	9.73%	1,216	2005
	12.501729	13.465936	7.71%	2,176	2004
	10.000000	12.501729	25.02%	1,553	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.489079	12.679469	49.36%	451	2009

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.290345	12.111837	17.70%	0	2009
	17.742577	10.290345	-42.00%	0	2008
	17.302913	17.742577	2.54%	2,306	2007
	15.122568	17.302913	14.42%	2,306	2006
	14.782348	15.122568	2.30%	2,306	2005
	13.589780	14.782348	8.78%	2,492	2004
	10.000000	13.589780	35.90%	4,838	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.430721	17.343216	39.52%	0	2009
	19.782804	12.430721	-37.16%	0	2008
	19.925923	19.782804	-0.72%	0	2007
	17.839372	19.925923	11.70%	0	2006
	17.105145	17.839372	4.29%	0	2005
	14.688140	17.105145	16.46%	0	2004
	10.000000	14.688140	46.88%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.871059	11.717924	7.79%	1,079	2009
	11.295044	10.871059	-3.75%	1,349	2008
	10.548990	11.295044	7.07%	1,435	2007
	10.617105	10.548990	-0.64%	1,435	2006
	10.688249	10.617105	-0.67%	2,630	2005
	10.328516	10.688249	3.48%	1,357	2004
	10.000000	10.328516	3.29%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.685450	12.307762	15.18%	0	2009
	16.739842	10.685450	-36.17%	0	2008
	17.193049	16.739842	-2.64%	0	2007
	15.048456	17.193049	14.25%	0	2006
	14.720985	15.048456	2.22%	0	2005
	13.370750	14.720985	10.10%	0	2004
	10.000000	13.370750	33.71%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	9.228892	11.715784	26.95%	2,172	2009
	12.500560	9.228892	-26.17%	2,172	2008
	13.101121	12.500560	-4.58%	2,172	2007
	11.141491	13.101121	17.59%	2,171	2006
	10.000000	11.141491	11.41%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.867561	13.895565	17.09%	7,609	2009
	16.578621	11.867561	-28.42%	7,609	2008
	17.904242	16.578621	-7.40%	7,609	2007
	15.452630	17.904242	15.87%	9,757	2006
	15.067753	15.452630	2.55%	3,054	2005
	13.493949	15.067753	11.66%	2,227	2004
	10.000000	13.493949	34.94%	1,024	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.998434	19.98%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.281286	16.239741	22.28%	0	2009
	19.657546	13.281286	-32.44%	0	2008
	20.234801	19.657546	-2.85%	0	2007
	18.082798	20.234801	11.90%	0	2006
	17.241182	18.082798	4.88%	0	2005
	14.463524	17.241182	19.20%	0	2004
	10.000000	14.463524	44.64%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.328190	12.731742	23.27%	2,252	2009
	16.849197	10.328190	-38.70%	3,244	2008
	16.411152	16.849197	2.67%	3,847	2007
	14.564544	16.411152	12.68%	4,003	2006
	14.259003	14.564544	2.14%	5,436	2005
	13.211949	14.259003	7.93%	3,508	2004
	10.000000	13.211949	32.12%	190	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.722248	12.817388	19.54%	1,023	2009
	15.600591	10.722248	-31.27%	1,262	2008
	14.930425	15.600591	4.49%	1,350	2007
	13.136216	14.930425	13.66%	1,402	2006
	12.899690	13.136216	1.83%	2,015	2005
	12.586152	12.899690	2.49%	859	2004
	10.000000	12.586152	25.86%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.205994	10.093087	23.00%	0	2009
	13.484183	8.205994	-39.14%	0	2008
	15.542493	13.484183	-13.24%	0	2007
	15.350735	15.542493	1.25%	0	2006
	14.868836	15.350735	3.24%	0	2005
	13.691033	14.868836	8.60%	0	2004
	10.000000	13.691033	36.91%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.203339	12.410350	10.77%	0	2009
	16.287932	11.203339	-31.22%	0	2008
	15.191610	16.287932	7.22%	0	2007
	13.415167	15.191610	13.24%	0	2006
	13.487425	13.415167	-0.54%	0	2005
	12.875363	13.487425	4.75%	0	2004
	10.000000	12.875363	28.75%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.600863	11.282294	17.51%	14,241	2009
	10.618872	9.600863	-9.59%	14,755	2008
	10.328144	10.618872	2.81%	22,302	2007
	10.161522	10.328144	1.64%	19,660	2006
	10.287941	10.161522	-1.23%	16,994	2005
	10.181373	10.287941	1.05%	13,961	2004
	10.000000	10.181373	1.81%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.846750	10.724769	21.23%	0	2009
	12.088438	8.846750	-26.82%	0	2008
	11.401552	12.088438	6.02%	0	2007
	10.638142	11.401552	7.18%	0	2006
	10.000000	10.638142	6.38%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.449381	10.622572	25.72%	0	2009
	12.856848	8.449381	-34.28%	0	2008
	11.955939	12.856848	7.54%	0	2007
	10.943211	11.955939	9.25%	0	2006
	10.000000	10.943211	9.43%	6,691	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.088554	10.377045	28.29%	0	2009
	13.377180	8.088554	-39.53%	0	2008
	12.315172	13.377180	8.62%	0	2007
	11.150275	12.315172	10.45%	0	2006
	10.000000	11.150275	11.50%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.958801	15.843966	32.49%	22,125	2009
	21.337714	11.958801	-43.95%	24,744	2008
	18.601610	21.337714	14.71%	25,783	2007
	17.067705	18.601610	8.99%	29,086	2006
	14.959993	17.067705	14.09%	26,506	2005
	13.282857	14.959993	12.63%	23,819	2004
	10.000000	13.282857	32.83%	3,580	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.645606	13.921125	44.33%	2,070	2009
	21.632225	9.645606	-55.41%	2,070	2008
	15.188855	21.632225	42.42%	2,070	2007
	13.316891	15.188855	14.06%	2,070	2006
	10.000000	13.316891	33.17%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.940652	12.627209	27.03%	9,026	2009
	17.774541	9.940652	-44.07%	9,739	2008
	17.948222	17.774541	-0.97%	10,100	2007
	15.301338	17.948222	17.30%	12,465	2006
	14.819023	15.301338	3.25%	10,560	2005
	13.622069	14.819023	8.79%	11,645	2004
	10.000000	13.622069	36.22%	2,423	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.528748	11.925214	25.15%	367	2009
	18.491861	9.528748	-48.47%	367	2008
	14.929730	18.491861	23.86%	1,203	2007
	14.323296	14.929730	4.23%	1,281	2006
	13.880736	14.323296	3.19%	1,323	2005
	13.763249	13.880736	0.85%	2,891	2004
	10.000000	13.763249	37.63%	739	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.177160	11.493027	12.93%	5,566	2009
	10.779227	10.177160	-5.59%	4,410	2008
	10.590479	10.779227	1.78%	4,740	2007
	10.397935	10.590479	1.85%	13,316	2006
	10.433491	10.397935	-0.34%	11,026	2005
	10.239169	10.433491	1.90%	8,087	2004
	10.000000	10.239169	2.39%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.682911	20.068370	36.68%	7,181	2009
	24.860134	14.682911	-40.94%	7,913	2008
	22.041575	24.860134	12.79%	8,580	2007
	20.049309	22.041575	9.94%	10,912	2006
	17.369523	20.049309	15.43%	7,603	2005
	14.247191	17.369523	21.92%	6,099	2004
	10.000000	14.247191	42.47%	1,200	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.677383	16.883760	23.44%	0	2009
	24.956671	13.677383	-45.20%	0	2008
	21.803009	24.956671	14.46%	0	2007
	18.928040	21.803009	15.19%	0	2006
	16.292325	18.928040	16.18%	0	2005
	14.701409	16.292325	10.82%	0	2004
	10.000000	14.701409	47.01%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.212193	11.369970	23.42%	2,365	2009
	16.804895	9.212193	-45.18%	2,365	2008
	14.680445	16.804895	14.47%	2,365	2007
	12.740304	14.680445	15.23%	2,365	2006
	10.970005	12.740304	16.14%	0	2005
	10.000000	10.970005	9.70%	2,050	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.278836	15.798048	53.69%	140	2009
	21.576474	10.278836	-52.36%	140	2008
	20.925880	21.576474	3.11%	140	2007
	18.442873	20.925880	13.46%	140	2006
	18.409756	18.442873	0.18%	140	2005
	16.535416	18.409756	11.34%	0	2004
	10.000000	16.535416	65.35%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.714445	10.230415	32.61%	0	2009
	11.213757	7.714445	-31.21%	0	2008
	11.052167	11.213757	1.46%	0	2007
	10.000000	11.052167	10.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.175941	12.825770	14.76%	28,570	2009
	15.675886	11.175941	-28.71%	29,587	2008
	16.473253	15.675886	-4.84%	30,734	2007
	14.380383	16.473253	14.55%	32,024	2006
	14.215839	14.380383	1.16%	29,925	2005
	13.095257	14.215839	8.56%	26,564	2004
	10.000000	13.095257	30.95%	2,200	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.184473	16.653826	26.31%	9,984	2009
	20.127009	13.184473	-34.49%	9,742	2008
	21.084166	20.127009	-4.54%	10,326	2007
	18.427835	21.084166	14.41%	10,031	2006
	17.322439	18.427835	6.38%	9,020	2005
	14.313081	17.322439	21.03%	8,643	2004
	10.000000	14.313081	43.13%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.557922	8.353912	27.39%	0	2009
	10.000000	6.557922	-34.42%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	9.212922	15.554941	68.84%	0	2009
	19.905068	9.212922	-53.72%	0	2008
	15.816268	19.905068	25.85%	0	2007
	12.617120	15.816268	25.36%	0	2006
	10.000000	12.617120	26.17%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.359553	17.905527	34.03%	0	2009
	22.912118	13.359553	-41.69%	0	2008
	20.293444	22.912118	12.90%	0	2007
	17.084693	20.293444	18.78%	0	2006
	15.855521	17.084693	7.75%	0	2005
	13.677756	15.855521	15.92%	0	2004
	10.000000	13.677756	36.78%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.646873	12.944119	34.18%	3,710	2009
	16.548671	9.646873	-41.71%	5,031	2008
	14.658705	16.548671	12.89%	4,733	2007
	12.339275	14.658705	18.80%	3,959	2006
	11.455300	12.339275	7.72%	2,673	2005
	10.000000	11.455300	14.55%	2,489	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3- Q/NQ	12.119161	14.067416	16.08%	2,984	2009
	11.667598	12.119161	3.87%	2,984	2008
	10.745897	11.667598	8.58%	2,984	2007
	9.736453	10.745897	10.37%	2,983	2006
	10.000000	9.736453	-2.64%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.318547	11.001725	18.06%	0	2009
	16.607953	9.318547	-43.89%	0	2008
	15.200171	16.607953	9.26%	0	2007
	14.653471	15.200171	3.73%	0	2006
	13.798435	14.653471	6.20%	0	2005
	13.268546	13.798435	3.99%	0	2004
	10.000000	13.268546	32.69%	925	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.617398	14.744016	38.87%	0	2009
	20.534379	10.617398	-48.29%	0	2008
	18.995186	20.534379	8.10%	0	2007
	16.705583	18.995186	13.71%	0	2006
	15.631772	16.705583	6.87%	299	2005
	13.866108	15.631772	12.73%	419	2004
	10.000000	13.866108	38.66%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.789219	17.89%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.218661	15.007039	22.82%	0	2009
	14.884072	12.218661	-17.91%	0	2008
	13.800918	14.884072	7.85%	180	2007
	12.779504	13.800918	7.99%	180	2006
	12.136389	12.779504	5.30%	180	2005
	11.459039	12.136389	5.91%	602	2004
	10.000000	11.459039	14.59%	423	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.219126	17.449390	42.80%	2,802	2009
	22.436096	12.219126	-45.54%	2,802	2008
	16.791689	22.436096	33.61%	2,802	2007
	15.734038	16.791689	6.72%	2,802	2006
	14.292242	15.734038	10.09%	2,802	2005
	12.387775	14.292242	15.37%	2,620	2004
	10.000000	12.387775	23.88%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.284764	21.514843	75.13%	238	2009
	26.285757	12.284764	-53.26%	475	2008
	20.988007	26.285757	25.24%	183	2007
	14.627892	20.988007	43.48%	62	2006
	11.328611	14.627892	29.12%	0	2005
	10.000000	11.328611	13.29%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.978972	31.487235	75.13%	0	2009
	38.484986	17.978972	-53.28%	0	2008
	30.741631	38.484986	25.19%	0	2007
	21.435594	30.741631	43.41%	0	2006
	16.610606	21.435594	29.05%	0	2005
	14.310066	16.610606	16.08%	0	2004
	10.000000	14.310066	43.10%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.571679	13.020922	36.04%	2,850	2009
	15.530665	9.571679	-38.37%	2,850	2008
	14.304834	15.530665	8.57%	4,461	2007
	13.630148	14.304834	4.95%	4,461	2006
	13.370721	13.630148	1.94%	6,341	2005
	12.544352	13.370721	6.59%	6,587	2004
	10.000000	12.544352	25.44%	1,611	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.429695	14.885481	19.76%	7,399	2009
	18.897248	12.429695	-34.22%	7,102	2008
	17.960754	18.897248	5.21%	8,003	2007
	15.238732	17.960754	17.86%	10,475	2006
	14.634123	15.238732	4.13%	12,715	2005
	13.031295	14.634123	12.30%	9,507	2004
	10.000000	13.031295	30.31%	2,128	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.645410	9.582086	10.83%	817	2009
	10.211189	8.645410	-15.33%	1,234	2008
	9.966578	10.211189	2.45%	1,508	2007
	9.779236	9.966578	1.92%	986	2006
	9.856350	9.779236	-0.78%	0	2005
	10.000161	9.856350	-1.44%	0	2004
	10.000000	10.000161	0.00%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.886377	10.668371	20.05%	6,410	2009
	15.012718	8.886377	-40.81%	5,705	2008
	15.273712	15.012718	-1.71%	5,990	2007
	14.837159	15.273712	2.94%	5,677	2006
	14.742745	14.837159	0.64%	4,972	2005
	13.473997	14.742745	9.42%	4,061	2004
	10.000000	13.473997	34.74%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.784205	12.576121	28.53%	25,423	2009
	16.521247	9.784205	-40.78%	25,423	2008
	15.699644	16.521247	5.23%	28,980	2007
	14.117328	15.699644	11.21%	27,594	2006
	13.507699	14.117328	4.51%	24,539	2005
	12.192378	13.507699	10.79%	24,248	2004
	10.000000	12.192378	21.92%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.250663	12.51%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.366653	23.67%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.415149	8.950048	20.70%	0	2009
	10.797061	7.415149	-31.32%	0	2008
	10.402421	10.797061	3.79%	0	2007
	10.000000	10.402421	4.02%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.217980	10.110557	9.68%	0	2009
	10.457773	9.217980	-11.86%	0	2008
	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.169940	9.929560	38.49%	0	2009
	11.947796	7.169940	-39.99%	0	2008
	10.683364	11.947796	11.84%	0	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.096694	8.274989	35.73%	971	2009
	11.175007	6.096694	-45.44%	1,455	2008
	10.212629	11.175007	9.42%	1,394	2007
	10.000000	10.212629	2.13%	117	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.903354	7.545396	27.82%	0	2009
	9.746269	5.903354	-39.43%	0	2008
	10.000000	9.746269	-2.54%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.822458	14.025416	42.79%	0	2009
	13.947395	9.822458	-29.57%	0	2008
	13.829343	13.947395	0.85%	0	2007
	12.783973	13.829343	8.18%	0	2006
	12.766844	12.783973	0.13%	0	2005
	11.856822	12.766844	7.68%	0	2004
	10.000000	11.856822	18.57%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.970615	11.387549	42.87%	0	2009
	11.334958	7.970615	-29.68%	0	2008
	11.235365	11.334958	0.89%	0	2007
	10.386510	11.235365	8.17%	0	2006
	10.000000	10.386510	3.87%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.426594	6.870228	26.60%	0	2009
	10.000000	5.426594	-45.73%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.219424	32.19%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.078051	7.596686	49.60%	0	2009
	10.000000	5.078051	-49.22%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.085201	7.812308	28.38%	1,330	2009
	10.000000	6.085201	-39.15%	2,414	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.318315	7.983421	26.35%	0	2009
	10.000000	6.318315	-36.82%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.871204	9.223900	17.19%	0	2009
	10.000000	7.871204	-21.29%	0	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.153399	8.686563	21.43%	0	2009
	10.000000	7.153399	-28.47%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.014543	9.964165	10.53%	0	2009
	10.000000	9.014543	-9.85%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.509050	8.955653	19.26%	0	2009
	10.000000	7.509050	-24.91%	0	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.792527	8.408744	23.79%	11,782	2009
	10.000000	6.792527	-32.07%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.248893	9.493792	15.09%	0	2009
	10.000000	8.248893	-17.51%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.777090	10.383519	6.20%	0	2009
	10.000000	9.777090	-2.23%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.782878	11.140309	13.88%	0	2009
	10.000000	9.782878	-2.17%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.700259	31.422233	59.50%	0	2009
	47.883735	19.700259	-58.86%	0	2008
	33.725100	47.883735	41.98%	0	2007
	25.295383	33.725100	33.33%	0	2006
	19.543748	25.295383	29.43%	0	2005
	16.592292	19.543748	17.79%	0	2004
	10.000000	16.592292	65.92%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.852392	18.904761	59.50%	2,031	2009
	28.763191	11.852392	-58.79%	2,265	2008
	20.222258	28.763191	42.24%	1,844	2007
	15.140838	20.222258	33.56%	2,688	2006
	11.684242	15.140838	29.58%	2,700	2005
	10.000000	11.684242	16.84%	2,656	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.384473	11.433372	0.43%	869	2009
	10.806310	11.384473	5.35%	1,614	2008
	10.312477	10.806310	4.79%	1,097	2007
	10.202901	10.312477	1.07%	9,990	2006
	10.102083	10.202901	1.00%	8,424	2005
	10.003007	10.102083	0.99%	7,002	2004
	10.000000	10.003007	0.03%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.431015	8.088902	25.78%	0	2009
	11.555148	6.431015	-44.35%	0	2008
	10.802306	11.555148	6.97%	0	2007
	10.000000	10.802306	8.02%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.757277	14.626875	24.41%	68,275	2009
	19.035645	11.757277	-38.24%	108,266	2008
	18.371568	19.035645	3.61%	108,696	2007
	16.072489	18.371568	14.30%	133,177	2006
	15.225350	16.072489	5.56%	133,430	2005
	13.652762	15.255350	11.52%	90,679	2004
	10.000000	13.652762	36.53%	17,489	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.468700	14.69%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.024686	20.25%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.862009	11.588123	6.68%	5,984	2009
	11.818178	10.862009	-8.09%	5,984	2008
	11.468347	11.818178	3.05%	7,959	2007
	11.044797	11.468347	3.83%	7,959	2006
	10.931075	11.044797	1.04%	7,959	2005
	10.680075	10.931075	2.35%	0	2004
	10.000000	10.680075	6.80%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.339064	13.211670	16.51%	56,492	2009
	15.096021	11.339064	-24.89%	60,349	2008
	14.610575	15.096021	3.32%	64,877	2007
	13.415265	14.610575	8.91%	68,092	2006
	13.020330	13.415265	3.03%	74,971	2005
	12.154146	13.020330	7.13%	61,848	2004
	10.000000	12.154146	21.54%	10,251	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.632622	14.151761	21.66%	173,817	2009
	17.336966	11.632622	-32.90%	203,618	2008
	16.701878	17.336966	3.80%	215,004	2007
	14.908678	16.701878	12.03%	227,058	2006
	14.236242	14.908678	4.72%	229,648	2005
	12.986017	14.236242	9.63%	205,341	2004
	10.000000	12.986017	29.86%	14,348	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.128173	12.468141	12.04%	19,052	2009
	13.393572	11.128173	-16.91%	30,256	2008
	12.938375	13.393572	3.52%	33,705	2007
	12.200939	12.938375	6.04%	40,540	2006
	11.939034	12.200939	2.19%	40,540	2005
	11.392020	11.939034	4.80%	19,080	2004
	10.000000	11.392020	13.92%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.412237	16.600993	33.75%	7,072	2009
	19.975938	12.412237	-37.86%	7,250	2008
	18.992036	19.975938	5.18%	7,925	2007
	17.670599	18.992036	7.48%	5,792	2006
	16.116870	17.670599	9.64%	5,400	2005
	14.239224	16.116870	13.19%	5,170	2004
	10.000000	14.239224	42.39%	175	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.199628	9.979424	-2.16%	18,074	2009
	10.219198	10.199628	-0.19%	11,928	2008
	9.972402	10.219198	2.47%	1,298	2007
	9.754214	9.972402	2.24%	0	2006
	9.713854	9.754214	0.42%	578	2005
	9.852427	9.713854	-1.41%	810	2004
	10.000000	9.852427	-1.48%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.591260	11.667273	21.64%	0	2009
	11.857361	9.591260	-19.11%	0	2008
	11.589519	11.857361	2.31%	0	2007
	11.302647	11.589519	2.54%	0	2006
	11.309640	11.302647	-0.06%	0	2005
	10.854785	11.309640	4.19%	0	2004
	10.000000	10.854785	8.55%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.033930	8.031975	33.11%	1,460	2009
	10.000000	6.033930	-39.66%	2,614	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.060389	14.008958	26.66%	0	2009
	21.131545	11.060389	-47.66%	0	2008
	21.039744	21.131545	0.44%	0	2007
	17.574518	21.039744	19.72%	0	2006
	16.074152	17.574518	9.33%	0	2005
	13.696378	16.074152	17.36%	0	2004
	10.000000	13.696378	36.96%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.861323	9.955758	26.64%	0	2009
	15.011899	7.861323	-47.63%	778	2008
	14.948158	15.011899	0.43%	1,092	2007
	12.485805	14.948158	19.72%	240	2006
	11.418380	12.485805	9.35%	182	2005
	10.000000	11.418380	14.18%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.266640	7.927715	26.51%	2,673	2009
	10.000000	6.266640	-37.33%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.254822	7.794044	24.61%	1,670	2009
	10.000000	6.254822	-37.45%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.177518	7.655179	23.92%	8,031	2009
	10.000000	6.177518	-38.22%	735	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.658061	8.495635	27.60%	917	2009
	10.000000	6.658061	-33.42%	1,870	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	8.992275	11.185330	24.39%	0	2009
	17.198738	8.992275	-47.72%	0	2008
	16.061803	17.198738	7.08%	0	2007
	15.946162	16.061803	0.73%	0	2006
	15.133108	15.946162	5.37%	0	2005
	13.672946	15.133108	10.68%	0	2004
	10.000000	13.672946	36.73%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.157737	16.195979	23.09%	0	2009
	19.873522	13.157737	-33.79%	0	2008
	21.906881	19.873522	-9.28%	0	2007
	19.128017	21.906881	14.53%	0	2006
	19.027779	19.128017	0.53%	0	2005
	16.629294	19.027779	14.42%	0	2004
	10.000000	16.629294	66.29%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.179554	16.012704	31.47%	814	2009
	20.202825	12.179554	-39.71%	814	2008
	20.275718	20.202825	-0.36%	814	2007
	18.550515	20.275718	9.30%	874	2006
	16.933419	18.550515	9.55%	34	2005
	14.576196	16.933419	16.17%	0	2004
	10.000000	14.576196	45.76%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.785982	12.016606	22.79%	857	2009
	17.137937	9.785982	-42.90%	1,679	2008
	16.243400	17.137937	5.51%	1,532	2007
	14.645159	16.243400	10.91%	404	2006
	13.988830	14.645159	4.69%	255	2005
	13.058479	13.988830	7.12%	0	2004
	10.000000	13.058479	30.58%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.549924	7.083961	27.64%	18,243	2009
	10.000000	5.549924	-44.50%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.796941	10.262637	4.75%	417	2009
	10.000000	9.796941	-2.03%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.845949	28.46%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.842401	28.42%	1,171	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.423428	13.075858	25.45%	21,110	2009
	16.977195	10.423428	-38.60%	23,250	2008
	17.825916	16.977195	-4.76%	24,163	2007
	15.771695	17.825916	13.02%	24,191	2006
	15.512473	15.771695	1.67%	25,068	2005
	13.546787	15.512473	14.51%	19,573	2004
	10.000000	13.546787	35.47%	187	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.041970	12.747493	40.98%	11,888	2009
	17.015446	9.041970	-46.86%	12,727	2008
	15.282295	17.015446	11.34%	12,784	2007
	14.510512	15.282295	5.32%	14,003	2006
	14.148029	14.510512	2.56%	12,328	2005
	13.568575	14.148029	4.27%	11,946	2004
	10.000000	13.568575	35.69%	869	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.890350	12.118786	36.31%	35,031	2009
	15.239339	8.890350	-41.66%	37,343	2008
	14.693804	15.239339	3.71%	36,437	2007
	12.796845	14.693804	14.82%	25,800	2006
	11.472268	12.796845	11.55%	18,300	2005
	10.000000	11.472268	14.72%	16,709	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.558584	18.478792	36.29%	0	2009
	23.235151	13.558584	-41.65%	0	2008
	22.398614	23.235151	3.73%	0	2007
	19.512863	22.398614	14.79%	0	2006
	17.491164	19.512863	11.56%	0	2005
	15.044342	17.491164	16.26%	0	2004
	10.000000	15.044342	50.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.986618	2.456176	23.64%	0	2009
	9.506442	1.986618	-79.10%	0	2008
	10.000000	9.506442	-4.94%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.780189	3.424657	23.18%	618	2009
	13.268302	2.780189	-79.05%	618	2008
	13.632342	13.268302	-2.67%	618	2007
	12.760792	13.632342	6.83%	618	2006
	12.790585	12.760792	-0.23%	0	2005
	12.027994	12.790585	6.34%	0	2004
	10.000000	12.027994	20.28%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.871159	12.356512	25.18%	5,287	2009
	16.446107	9.871159	-39.98%	5,867	2008
	16.147721	16.446107	1.85%	6,065	2007
	14.386668	16.147721	12.24%	7,276	2006
	13.910733	14.386668	3.42%	3,713	2005
	13.031782	13.910733	6.74%	3,454	2004
	10.000000	13.031782	30.32%	1,094	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.316200	16.487767	33.87%	777	2009
	20.313975	12.316200	-39.37%	1,252	2008
	21.066785	20.313975	-3.57%	1,125	2007
	18.785740	21.066785	12.14%	863	2006
	17.506257	18.785740	7.31%	33	2005
	15.019254	17.506257	16.56%	0	2004
	10.000000	15.019254	50.19%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.804504	8.05%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.883488	8.83%	463	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	8.550290	10.855113	26.96%	387	2009
	14.261993	8.550290	-40.05%	387	2008
	15.522027	14.261993	-8.12%	489	2007
	13.691687	15.522027	13.37%	572	2006
	13.303242	13.691687	2.92%	616	2005
	12.242120	13.303242	8.67%	616	2004
	10.000000	12.242120	22.42%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.410208	13.908037	21.89%	0	2009
	20.816623	11.410208	-45.19%	0	2008
	19.643879	20.816623	5.97%	0	2007
	15.725403	19.643879	24.92%	0	2006
	14.330153	15.725403	9.74%	0	2005
	12.610138	14.330153	13.64%	0	2004
	10.000000	12.610138	26.10%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.126514	13.026183	60.29%	215	2009
	13.196661	8.126514	-38.42%	215	2008
	12.789150	13.196661	3.19%	215	2007
	12.401960	12.789150	3.12%	215	2006
	11.997140	12.401960	3.37%	215	2005
	11.679205	11.997140	2.72%	0	2004
	10.000000	11.679205	16.79%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.355188	10.199661	38.67%	967	2009
	13.114440	7.355188	-43.92%	3,459	2008
	11.922076	13.114440	10.00%	2,768	2007
	11.149416	11.922076	6.93%	2,261	2006
	10.000000	11.149416	11.49%	2,261	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.638007	9.356190	22.50%	10,318	2009
	12.254285	7.638007	-37.67%	10,318	2008
	12.162964	12.254285	0.75%	10,318	2007
	10.481218	12.162964	16.05%	10,318	2006
	10.000000	10.481218	4.81%	1,214	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.504716	10.167618	6.97%	2,900	2009
	10.853331	9.504716	-12.43%	3,300	2008
	10.548345	10.853331	2.89%	4,406	2007
	10.414131	10.548345	1.29%	3,888	2006
	10.244725	10.414131	1.65%	4,158	2005
	10.065212	10.244725	1.78%	190	2004
	10.000000	10.065212	0.65%	2,396	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.832041	17.601525	27.25%	0	2009
	16.635261	13.832041	-16.85%	0	2008
	15.989055	16.635261	4.04%	0	2007
	14.753788	15.989055	8.37%	0	2006
	13.452188	14.753788	9.68%	0	2005
	12.495350	13.452188	7.66%	0	2004
	10.000000	12.495350	24.95%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.471187	12.646269	49.29%	0	2009

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.259472	12.069326	17.64%	1,814	2009
	17.698426	10.259472	-42.03%	1,814	2008
	17.268719	17.698426	2.49%	1,814	2007
	15.100376	17.268719	14.36%	1,379	2006
	14.768184	15.100376	2.25%	1,379	2005
	13.583697	14.768184	8.72%	1,640	2004
	10.000000	13.583697	35.84%	331	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.393425	17.282343	39.45%	364	2009
	19.733575	12.393425	-37.20%	364	2008
	19.886557	19.733575	-0.77%	364	2007
	17.813215	19.886557	11.64%	1,191	2006
	17.088763	17.813215	4.24%	1,191	2005
	14.681572	17.088763	16.40%	1,150	2004
	10.000000	14.681572	46.82%	360	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.837755	11.676054	7.73%	1,048	2009
	11.266200	10.837755	-3.80%	471	2008
	10.527461	11.266200	7.02%	500	2007
	10.600839	10.527461	-0.69%	498	2006
	10.677319	10.600839	-0.72%	497	2005
	10.323232	10.677319	3.43%	495	2004
	10.000000	10.323232	3.23%	506	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.653374	12.264529	15.12%	0	2009
	16.698145	10.653374	-36.20%	0	2008
	17.159051	16.698145	-2.69%	0	2007
	15.026376	17.159051	14.19%	0	2006
	14.706867	15.026376	2.17%	0	2005
	13.364767	14.706867	10.04%	0	2004
	10.000000	13.364767	33.65%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	9.211612	11.687865	26.88%	0	2009
	12.483546	9.211612	-26.21%	0	2008
	13.090018	12.483546	-4.63%	0	2007
	11.137716	13.090018	17.53%	0	2006
	10.000000	11.137716	11.38%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.831958	13.846800	17.03%	3,825	2009
	16.537350	11.831958	-28.45%	5,904	2008
	17.868853	16.537350	-7.45%	8,962	2007
	15.429951	17.868853	15.81%	12,707	2006
	15.053310	15.429951	2.50%	14,597	2005
	13.487906	15.053310	11.61%	8,067	2004
	10.000000	13.487906	34.88%	155	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.994330	19.94%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.241435	16.182730	22.21%	0	2009
	19.608616	13.241435	-32.47%	1,081	2008
	20.194818	19.608616	-2.90%	1,074	2007
	18.056269	20.194818	11.84%	1,108	2006
	17.224664	18.056269	4.83%	1,104	2005
	14.457054	17.224664	19.14%	1,216	2004
	10.000000	14.457054	44.57%	1,199	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.297195	12.687047	23.21%	12,210	2009
	16.807245	10.297195	-38.73%	18,434	2008
	16.378714	16.807245	2.62%	18,141	2007
	14.543176	16.378714	12.62%	18,263	2006
	14.245346	14.543176	2.09%	13,906	2005
	13.206031	14.245346	7.87%	14,196	2004
	10.000000	13.206031	32.06%	14,301	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.690091	12.772412	19.48%	0	2009
	15.561767	10.690091	-31.31%	0	2008
	14.900926	15.561767	4.43%	0	2007
	13.116943	14.900926	13.60%	0	2006
	12.887330	13.116943	1.78%	0	2005
	12.580524	12.887330	2.44%	0	2004
	10.000000	12.580524	25.81%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.181366	10.057645	22.93%	3,769	2009
	13.450610	8.181366	-39.17%	6,198	2008
	15.511765	13.450610	-13.29%	8,891	2007
	15.328203	15.511765	1.20%	13,395	2006
	14.854584	15.328203	3.19%	14,541	2005
	13.684904	14.854584	8.55%	8,676	2004
	10.000000	13.684904	36.85%	255	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.169701	12.366767	10.72%	0	2009
	16.247344	11.169701	-31.25%	0	2008
	15.161558	16.247344	7.16%	0	2007
	13.395459	15.161558	13.18%	0	2006
	13.474483	13.395459	-0.59%	0	2005
	12.869591	13.474483	4.70%	0	2004
	10.000000	12.869591	28.70%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.572078	11.242732	17.45%	5,482	2009
	10.592451	9.572078	-9.63%	8,635	2008
	10.307744	10.592451	2.76%	15,522	2007
	10.146617	10.307744	1.59%	21,763	2006
	10.278083	10.146617	-1.28%	21,712	2005
	10.176817	10.278083	1.00%	11,359	2004
	10.000000	10.176817	1.77%	180	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.830182	10.699212	21.17%	0	2009
	12.071974	8.830182	-26.85%	0	2008
	11.391876	12.071974	5.97%	0	2007
	10.634532	11.391876	7.12%	0	2006
	10.000000	10.634532	6.35%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.433561	10.597275	25.66%	0	2009
	12.839348	8.433561	-34.31%	0	2008
	11.945798	12.839348	7.48%	0	2007
	10.939506	11.945798	9.20%	0	2006
	10.000000	10.939506	9.40%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.073400	10.352302	28.23%	0	2009
	13.358960	8.073400	-39.57%	0	2008
	12.304728	13.358960	8.57%	0	2007
	11.146499	12.304728	10.39%	0	2006
	10.000000	11.146499	11.46%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.922908	15.788330	32.42%	12,302	2009
	21.284594	11.922908	-43.98%	15,459	2008
	18.564834	21.284594	14.65%	16,506	2007
	17.042648	18.564834	8.93%	21,412	2006
	14.945652	17.042648	14.03%	16,752	2005
	13.276904	14.945652	12.57%	9,643	2004
	10.000000	13.276904	32.77%	2,027	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.627506	13.887891	44.25%	0	2009
	21.602731	9.627506	-55.43%	0	2008
	15.175959	21.602731	42.35%	0	2007
	13.312384	15.175959	14.00%	0	2006
	10.000000	13.312384	33.12%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.910802	12.582852	26.96%	5,154	2009
	17.730262	9.910802	-44.10%	7,637	2008
	17.912718	17.730262	-1.02%	8,951	2007
	15.278856	17.912718	17.24%	13,227	2006
	14.804807	15.278856	3.20%	15,304	2005
	13.615971	14.804807	8.73%	9,015	2004
	10.000000	13.615971	36.16%	706	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.500149	11.883344	25.09%	1,344	2009
	18.445836	9.500149	-48.50%	1,344	2008
	14.900231	18.445836	23.80%	1,344	2007
	14.302283	14.900231	4.18%	1,304	2006
	13.867441	14.302283	3.14%	1,294	2005
	13.757097	13.867441	0.80%	1,294	2004
	10.000000	13.757097	37.57%	1,002	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.146594	11.452646	12.87%	988	2009
	10.752353	10.146594	-5.63%	961	2008
	10.569510	10.752353	1.73%	509	2007
	10.382638	10.569510	1.80%	424	2006
	10.423463	10.382638	-0.39%	122	2005
	10.234577	10.423463	1.85%	496	2004
	10.000000	10.234577	2.35%	374	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.638868	19.997935	36.61%	6,507	2009
	24.798281	14.638868	-40.97%	9,082	2008
	21.998042	24.798281	12.73%	10,295	2007
	20.019919	21.998042	9.88%	15,255	2006
	17.352899	20.019919	15.37%	13,960	2005
	14.240827	17.352899	21.85%	9,151	2004
	10.000000	14.240827	42.41%	1,301	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.636359	16.824522	23.38%	0	2009
	24.894580	13.636359	-45.22%	0	2008
	21.759941	24.894580	14.41%	0	2007
	18.900290	21.759941	15.13%	0	2006
	16.276733	18.900290	16.12%	0	2005
	14.694842	16.276733	10.76%	0	2004
	10.000000	14.694842	46.95%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.190244	11.337081	23.36%	2,698	2009
	16.773464	9.190244	-45.21%	2,698	2008
	14.660525	16.773464	14.41%	2,698	2007
	12.729500	14.660525	15.17%	2,685	2006
	10.966288	12.729500	16.08%	130	2005
	10.000000	10.966288	9.66%	130	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.247984	15.742579	53.62%	0	2009
	21.522738	10.247984	-52.39%	0	2008
	20.884511	21.522738	3.06%	0	2007
	18.415809	20.884511	13.41%	0	2006
	18.392126	18.415809	0.13%	0	2005
	16.528025	18.392126	11.28%	0	2004
	10.000000	16.528025	65.28%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.703927	10.211260	32.55%	1,219	2009
	11.204194	7.703927	-31.24%	710	2008
	11.048415	11.204194	1.41%	710	2007
	10.000000	11.048415	10.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.142412	12.780751	14.70%	998	2009
	15.636875	11.142412	-28.74%	1,552	2008
	16.440717	15.636875	-4.89%	1,578	2007
	14.359300	16.440717	14.50%	1,577	2006
	14.202226	14.359300	1.11%	1,236	2005
	13.089401	14.202226	8.50%	965	2004
	10.000000	13.089401	30.89%	1,088	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.144924	16.595382	26.25%	263	2009
	20.076917	13.144924	-34.53%	366	2008
	21.042514	20.076917	-4.59%	582	2007
	18.400805	21.042514	14.36%	563	2006
	17.305842	18.400805	6.33%	535	2005
	14.306677	17.305842	20.96%	165	2004
	10.000000	14.306677	43.07%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.555682	8.346794	27.32%	0	2009
	10.000000	6.555682	-34.44%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	9.195648	15.517849	68.75%	2,501	2009
	19.877955	9.195648	-53.74%	2,501	2008
	15.802849	19.877955	25.79%	2,501	2007
	12.612849	15.802849	25.29%	2,501	2006
	10.000000	12.612849	26.13%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.319472	17.842693	33.96%	1,253	2009
	22.855091	13.319472	-41.72%	1,253	2008
	20.253335	22.855091	12.85%	1,253	2007
	17.059617	20.253335	18.72%	1,511	2006
	15.840330	17.059617	7.70%	1,511	2005
	13.671628	15.840330	15.86%	1,511	2004
	10.000000	13.671628	36.72%	1,181	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.623909	12.906696	34.11%	6,230	2009
	16.517742	9.623909	-41.74%	11,299	2008
	14.638823	16.517742	12.84%	12,673	2007
	12.328820	14.638823	18.74%	18,840	2006
	11.451436	12.328820	7.66%	20,894	2005
	10.000000	11.451436	14.51%	11,489	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3- Q/NQ	12.096468	14.033895	16.02%	448	2009
	11.651706	12.096468	3.82%	448	2008
	10.736780	11.651706	8.52%	0	2007
	9.733150	10.736780	10.31%	0	2006
	10.000000	9.733150	-2.67%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.290584	10.963109	18.00%	0	2009
	16.566609	9.290584	-43.92%	0	2008
	15.170132	16.566609	9.21%	0	2007
	14.631974	15.170132	3.68%	0	2006
	13.785215	14.631974	6.14%	0	2005
	13.262608	13.785215	3.94%	340	2004
	10.000000	13.262608	32.63%	340	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.585546	14.692271	38.80%	345	2009
	20.483278	10.585546	-48.32%	345	2008
	18.957656	20.483278	8.05%	0	2007
	16.681086	18.957656	13.65%	0	2006
	15.616805	16.681086	6.81%	0	2005
	13.859914	15.616805	12.68%	0	2004
	10.000000	13.859914	38.60%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.785197	17.85%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.181978	14.954337	22.76%	1,706	2009
	14.846990	12.181978	-17.95%	1,706	2008
	13.773618	14.846990	7.79%	1,706	2007
	12.760732	13.773618	7.94%	2,205	2006
	12.124747	12.760732	5.25%	2,205	2005
	11.453904	12.124747	5.86%	2,092	2004
	10.000000	11.453904	14.54%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.182412	17.388066	42.73%	377	2009
	22.380155	12.182412	-45.57%	377	2008
	16.758438	22.380155	33.55%	0	2007
	15.710899	16.758438	6.67%	0	2006
	14.278499	15.710899	10.03%	0	2005
	12.382203	14.278499	15.31%	0	2004
	10.000000	12.382203	23.82%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.255508	21.452638	75.04%	0	2009
	26.236627	12.255508	-53.29%	0	2008
	20.959542	26.236627	25.18%	0	2007
	14.615497	20.959542	43.41%	39	2006
	11.324784	14.615497	29.06%	0	2005
	10.000000	11.324784	13.25%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.925046	31.376752	75.04%	0	2009
	38.389251	17.925046	-53.31%	0	2008
	30.680913	38.389251	25.12%	0	2007
	21.404153	30.680913	43.34%	0	2006
	16.594691	21.404153	28.98%	0	2005
	14.303663	16.594691	16.02%	0	2004
	10.000000	14.303663	43.04%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.542948	12.975203	35.97%	2,580	2009
	15.491985	9.542948	-38.40%	2,949	2008
	14.276544	15.491985	8.51%	2,949	2007
	13.610137	14.276544	4.90%	2,277	2006
	13.357900	13.610137	1.89%	2,279	2005
	12.538735	13.357900	6.53%	1,856	2004
	10.000000	12.538735	25.39%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.392403	14.833232	19.70%	495	2009
	18.850203	12.392403	-34.26%	661	2008
	17.925254	18.850203	5.16%	661	2007
	15.216368	17.925254	17.80%	661	2006
	14.620099	15.216368	4.08%	306	2005
	13.025451	14.620099	12.24%	0	2004
	10.000000	13.025451	30.25%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.619490	9.548473	10.78%	1,181	2009
	10.185777	8.619490	-15.38%	1,314	2008
	9.946883	10.185777	2.40%	1,328	2007
	9.764882	9.946883	1.86%	1,298	2006
	9.846906	9.764882	-0.83%	948	2005
	9.995678	9.846906	-1.49%	1,347	2004
	10.000000	9.995678	-0.04%	1,347	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.859696	10.630901	19.99%	0	2009
	14.975331	8.859696	-40.84%	0	2008
	15.243514	14.975331	-1.76%	0	2007
	14.815381	15.243514	2.89%	0	2006
	14.728616	14.815381	0.59%	0	2005
	13.467966	14.728616	9.36%	0	2004
	10.000000	13.467966	34.68%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.755869	12.533280	28.47%	0	2009
	16.481860	9.755869	-40.81%	0	2008
	15.670271	16.481860	5.18%	248	2007
	14.098104	15.670271	11.15%	260	2006
	13.496185	14.098104	4.46%	0	2005
	12.188212	13.496185	10.73%	0	2004
	10.000000	12.188212	21.88%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.246822	12.47%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.362426	23.62%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.405025	8.933259	20.64%	8,158	2009
	10.787854	7.405025	-31.36%	6,322	2008
	10.398894	10.787854	3.74%	0	2007
	10.000000	10.398894	3.99%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.205400	10.091602	9.63%	6,780	2009
	10.448842	9.205400	-11.90%	4,450	2008
	10.381087	10.448842	0.65%	0	2007
	10.000000	10.381087	3.81%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.160160	9.910942	38.42%	0	2009
	11.937617	7.160160	-40.02%	0	2008
	10.679747	11.937617	11.78%	0	2007
	10.000000	10.679747	6.80%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.088358	8.259444	35.66%	568	2009
	11.165468	6.088358	-45.47%	568	2008
	10.209164	11.165468	9.37%	568	2007
	10.000000	10.209164	2.09%	568	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.898318	7.535100	27.75%	9,984	2009
	9.742939	5.898318	-39.46%	8,202	2008
	10.000000	9.742939	-2.57%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.792993	13.976215	42.72%	0	2009
	13.912672	9.792993	-29.61%	0	2008
	13.802009	13.912672	0.80%	0	2007
	12.765207	13.802009	8.12%	524	2006
	12.754602	12.765207	0.08%	524	2005
	11.851518	12.754602	7.62%	1,562	2004
	10.000000	11.851518	18.52%	1,003	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.955693	11.360424	42.80%	2,437	2009
	11.319528	7.955693	-29.72%	4,240	2008
	11.225838	11.319528	0.83%	4,324	2007
	10.382986	11.225838	8.12%	3,566	2006
	10.000000	10.382986	3.83%	2,813	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.424728	6.864350	26.54%	0	2009
	10.000000	5.424728	-45.75%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.214910	32.15%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.076314	7.590196	49.52%	0	2009
	10.000000	5.076314	-49.24%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.083121	7.805641	28.32%	332	2009
	10.000000	6.083121	-39.17%	379	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.316145	7.976604	26.29%	0	2009
	10.000000	6.316145	-36.84%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.868519	9.216039	17.13%	6,264	2009
	10.000000	7.868519	-21.31%	192	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.150952	8.679150	21.37%	54,656	2009
	10.000000	7.150952	-28.49%	40,223	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.011472	9.955686	10.48%	0	2009
	10.000000	9.011472	-9.89%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.506482	8.948011	19.20%	1,128	2009
	10.000000	7.506482	-24.94%	0	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.790204	8.401560	23.73%	222	2009
	10.000000	6.790204	-32.10%	222	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.246084	9.485717	15.03%	183	2009
	10.000000	8.246084	-17.54%	183	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.773762	10.374687	6.15%	508	2009
	10.000000	9.773762	-2.26%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.779546	11.130830	13.82%	0	2009
	10.000000	9.779546	-2.20%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.641159	31.311970	59.42%	643	2009
	47.764617	19.641159	-58.88%	1,104	2008
	33.658481	47.764617	41.91%	1,785	2007
	25.258281	33.658481	33.26%	2,634	2006
	19.525024	25.258281	29.36%	4,037	2005
	16.584878	19.525024	17.73%	4,037	2004
	10.000000	16.584878	65.85%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.824161	18.850081	59.42%	3,366	2009
	28.709434	11.824161	-58.81%	5,667	2008
	20.194833	28.709434	42.16%	8,049	2007
	15.128016	20.194833	33.49%	12,324	2006
	11.680295	15.128016	29.52%	11,722	2005
	10.000000	11.680295	16.80%	4,792	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.350338	11.393262	0.38%	515	2009
	10.779417	11.350338	5.30%	2,844	2008
	10.292093	10.779417	4.73%	3,244	2007
	10.187930	10.292093	1.02%	3,026	2006
	10.092398	10.187930	0.95%	2,606	2005
	9.998525	10.092398	0.94%	2,424	2004
	10.000000	9.998525	-0.01%	2,274	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.422245	8.073743	25.72%	0	2009
	11.545296	6.422245	-44.37%	0	2008
	10.798640	11.545296	6.91%	0	2007
	10.000000	10.798640	7.99%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.721990	14.575520	24.34%	2,118	2009
	18.988244	11.721990	-38.27%	2,118	2008
	18.335248	18.988244	3.56%	2,118	2007
	16.048897	18.335248	14.25%	1,611	2006
	15.210756	16.048897	5.51%	1,400	2005
	13.646654	15.210756	11.46%	484	2004
	10.000000	13.646654	36.47%	484	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.464785	14.65%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.020578	20.21%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.829416	11.547439	6.63%	0	2009
	11.788746	10.829416	-8.14%	0	2008
	11.445670	11.788746	3.00%	616	2007
	11.028581	11.445670	3.78%	616	2006
	10.920596	11.028581	0.99%	616	2005
	10.675292	10.920596	2.30%	616	2004
	10.000000	10.675292	6.75%	616	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.305038	13.165290	16.46%	47,372	2009
	15.058439	11.305038	-24.93%	46,120	2008
	14.581696	15.058439	3.27%	35,531	2007
	13.395569	14.581696	8.85%	41,607	2006
	13.007846	13.395569	2.98%	35,959	2005
	12.148707	13.007846	7.07%	39,975	2004
	10.000000	12.148707	21.49%	22,073	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.597705	14.102070	21.59%	7,934	2009
	17.293799	11.597705	-32.94%	6,679	2008
	16.668854	17.293799	3.75%	6,679	2007
	14.886787	16.668854	11.97%	6,080	2006
	14.222590	14.886787	4.67%	6,071	2005
	12.980195	14.222590	9.57%	787	2004
	10.000000	12.980195	29.80%	497	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.094772	12.424366	11.98%	27,942	2009
	13.360214	11.094772	-16.96%	12,025	2008
	12.912800	13.360214	3.46%	941	2007
	12.183035	12.912800	5.99%	941	2006
	11.927596	12.183035	2.14%	941	2005
	11.386917	11.927596	4.75%	941	2004
	10.000000	11.386917	13.87%	941	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.374975	16.542694	33.68%	0	2009
	19.926196	12.374975	-37.90%	998	2008
	18.954496	19.926196	5.13%	1,032	2007
	17.644672	18.954496	7.42%	1,075	2006
	16.101426	17.644672	9.58%	1,066	2005
	14.232843	16.101426	13.13%	1,498	2004
	10.000000	14.232843	42.33%	1,649	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.168821	9.944195	-2.21%	8,011	2009
	10.193541	10.168821	-0.24%	9,977	2008
	9.952481	10.193541	2.42%	15,478	2007
	9.739697	9.952481	2.18%	21,949	2006
	9.704345	9.739697	0.36%	21,891	2005
	9.847816	9.704345	-1.46%	11,109	2004
	10.000000	9.847816	-1.52%	403	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.562503	11.626353	21.58%	8,188	2009
	11.827858	9.562503	-19.15%	11,549	2008
	11.566627	11.827858	2.26%	17,045	2007
	11.286066	11.566627	2.49%	21,061	2006
	11.298800	11.286066	-0.11%	21,213	2005
	10.849921	11.298800	4.14%	12,006	2004
	10.000000	10.849921	8.50%	302	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.028378	13.961266	26.59%	0	2009
	21.081183	11.028378	-47.69%	0	2008
	21.000395	21.081183	0.38%	0	2007
	17.550599	21.000395	19.66%	0	2006
	16.060464	17.550599	9.28%	0	2005
	13.691710	16.060464	17.30%	0	2004
	10.000000	13.691710	36.92%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.031868	8.025138	33.05%	283	2009
	10.000000	6.031868	-39.68%	246	2008*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.842591	9.926964	26.58%	0	2009
	14.983816	7.842591	-47.66%	92	2008
	14.927872	14.983816	0.37%	122	2007
	12.475221	14.927872	19.66%	99	2006
	11.414522	12.475221	9.29%	0	2005
	10.000000	11.414522	14.15%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	8.965269	11.146051	24.32%	1,981	2009
	17.155884	8.965269	-47.74%	3,336	2008
	16.030021	17.155884	7.02%	4,681	2007
	15.922746	16.030021	0.67%	7,197	2006
	15.118582	15.922746	5.32%	7,197	2005
	13.666814	15.118582	10.62%	4,495	2004
	10.000000	13.666814	36.67%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.264498	7.920966	26.44%	165	2009
	10.000000	6.264498	-37.36%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.252676	7.787385	24.54%	994	2009
	10.000000	6.252676	-37.47%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.175408	7.648661	23.86%	5,695	2009
	10.000000	6.175408	-38.25%	116	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.655774	8.488366	27.53%	114	2009
	10.000000	6.655774	-33.44%	183	2008*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.118248	16.139114	23.03%	3,351	2009
	19.824037	13.118248	-33.83%	5,559	2008
	21.863580	19.824037	-9.33%	7,201	2007
	19.099944	21.863580	14.47%	10,137	2006
	19.009541	19.099944	0.48%	11,532	2005
	16.621856	19.009541	14.36%	6,493	2004
	10.000000	16.621856	66.22%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.142994	15.956493	31.40%	0	2009
	20.152532	12.142994	-39.74%	39	2008
	20.235659	20.152532	-0.41%	35	2007
	18.523315	20.235659	9.24%	37	2006
	16.917200	18.523315	9.49%	0	2005
	14.569685	16.917200	16.11%	0	2004
	10.000000	14.569685	45.70%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.756608	11.974411	22.73%	575	2009
	17.095259	9.756608	-42.93%	601	2008
	16.211278	17.095259	5.45%	216	2007
	14.623648	16.211278	10.86%	228	2006
	13.975414	14.623648	4.64%	0	2005
	13.052629	13.975414	7.07%	645	2004
	10.000000	13.052629	30.53%	645	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.548014	7.077893	27.58%	1,864	2009
	10.000000	5.548014	-44.52%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.793605	10.253900	4.70%	0	2009
	10.000000	9.793605	-2.06%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.841565	28.42%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.838018	28.38%	195	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.392120	13.029918	25.38%	1,048	2009
	16.934889	10.392120	-38.63%	1,495	2008
	17.790645	16.934889	-4.81%	1,596	2007
	15.748527	17.790645	12.97%	1,615	2006
	15.497598	15.748527	1.62%	1,442	2005
	13.540723	15.497598	14.45%	710	2004
	10.000000	13.540723	35.41%	705	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.014843	12.702753	40.91%	350	2009
	16.973093	9.014843	-46.89%	350	2008
	15.252099	16.973093	11.28%	0	2007
	14.489237	15.252099	5.27%	0	2006
	14.134491	14.489237	2.51%	0	2005
	13.562508	14.134491	4.22%	0	2004
	10.000000	13.562508	35.63%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.869191	12.083757	36.24%	278	2009
	15.210864	8.869191	-41.69%	0	2008
	14.673899	15.210864	3.66%	0	2007
	12.786011	14.673899	14.77%	0	2006
	11.468391	12.786011	11.49%	0	2005
	10.000000	11.468391	14.68%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.517915	18.413930	36.22%	359	2009
	23.177337	13.517915	-41.68%	359	2008
	22.354371	23.177337	3.68%	359	2007
	19.484250	22.354371	14.73%	359	2006
	17.474413	19.484250	11.50%	359	2005
	15.037620	17.474413	16.20%	359	2004
	10.000000	15.037620	50.38%	355	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.984921	2.452830	23.57%	1,261	2009
	9.503199	1.984921	-79.11%	1,562	2008
	10.000000	9.503199	-4.97%	1,473	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.771844	3.412611	23.12%	2,160	2009
	13.235262	2.771844	-79.06%	3,423	2008
	13.605388	13.235262	-2.72%	3,423	2007
	12.742044	13.605388	6.78%	4,415	2006
	12.778313	12.742044	-0.28%	3,594	2005
	12.022598	12.778313	6.29%	1,493	2004
	10.000000	12.022598	20.23%	1,405	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.841516	12.313104	25.11%	5,599	2009
	16.405148	9.841516	-40.01%	8,433	2008
	16.115779	16.405148	1.80%	10,220	2007
	14.365531	16.115779	12.18%	15,100	2006
	13.897389	14.365531	3.37%	16,511	2005
	13.025936	13.897389	6.69%	9,279	2004
	10.000000	13.025936	30.26%	394	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.279250	16.429893	33.80%	2,564	2009
	20.263408	12.279250	-39.40%	2,619	2008
	21.025158	20.263408	-3.62%	2,599	2007
	18.758181	21.025158	12.09%	2,600	2006
	17.489490	18.758181	7.25%	0	2005
	15.012537	17.489490	16.50%	0	2004
	10.000000	15.012537	50.13%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.800810	8.01%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.879769	8.80%	549	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	8.525513	10.818124	26.89%	0	2009
	14.227984	8.525513	-40.08%	0	2008
	15.492983	14.227984	-8.16%	0	2007
	13.673036	15.492983	13.31%	0	2006
	13.291895	13.673036	2.87%	0	2005
	12.237939	13.291895	8.61%	0	2004
	10.000000	12.237939	22.38%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.377179	13.860665	21.83%	0	2009
	20.767014	11.377179	-45.22%	0	2008
	19.607144	20.767014	5.92%	0	2007
	15.704009	19.607144	24.85%	0	2006
	14.317960	15.704009	9.68%	0	2005
	12.605837	14.317960	13.58%	0	2004
	10.000000	12.605837	26.06%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.102986	12.981831	60.21%	0	2009
	13.165195	8.102986	-38.45%	0	2008
	12.765218	13.165195	3.13%	0	2007
	12.385068	12.765218	3.07%	0	2006
	11.986914	12.385068	3.32%	0	2005
	11.675220	11.986914	2.67%	0	2004
	10.000000	11.675220	16.75%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.341405	10.175356	38.60%	0	2009
	13.096589	7.341405	-43.94%	97	2008
	11.911970	13.096589	9.94%	57	2007
	11.145643	11.911970	6.88%	0	2006
	10.000000	11.145643	11.46%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.623694	9.333883	22.43%	0	2009
	12.237592	7.623694	-37.70%	0	2008
	12.152637	12.237592	0.70%	0	2007
	10.477665	12.152637	15.99%	0	2006
	10.000000	10.477665	4.78%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.477206	10.133021	6.92%	1,113	2009
	10.827458	9.477206	-12.47%	1,345	2008
	10.528615	10.827458	2.84%	1,366	2007
	10.399944	10.528615	1.24%	1,345	2006
	10.235988	10.399944	1.60%	1,113	2005
	10.061769	10.235988	1.73%	1,113	2004
	10.000000	10.061769	0.62%	1,113	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.789680	17.538657	27.19%	0	2009
	16.592799	13.789680	-16.89%	0	2008
	15.956447	16.592799	3.99%	0	2007
	14.731199	15.956447	8.32%	0	2006
	13.438445	14.731199	9.62%	0	2005
	12.488971	13.438445	7.60%	0	2004
	10.000000	12.488971	24.89%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.453326	12.613155	49.21%	0	2009

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.228659	12.026920	17.58%	2,175	2009
	17.654334	10.228659	-42.06%	2,633	2008
	17.234567	17.654334	2.44%	2,668	2007
	15.078192	17.234567	14.30%	2,704	2006
	14.754015	15.078192	2.20%	3,233	2005
	13.577608	14.754015	8.66%	3,274	2004
	10.000000	13.577608	35.78%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.356226	17.221653	39.38%	0	2009
	19.684436	12.356226	-37.23%	0	2008
	19.847239	19.684436	-0.82%	0	2007
	17.787053	19.847239	11.58%	0	2006
	17.072377	17.787053	4.19%	0	2005
	14.674992	17.072377	16.34%	0	2004
	10.000000	14.674992	46.75%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.804542	11.634318	7.68%	5,396	2009
	11.237420	10.804542	-3.85%	6,417	2008
	10.505971	11.237420	6.96%	6,494	2007
	10.584599	10.505971	-0.74%	6,527	2006
	10.666402	10.584599	-0.77%	7,444	2005
	10.317953	10.666402	3.38%	7,546	2004
	10.000000	10.317953	3.18%	2,818	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.621401	12.221479	15.06%	143	2009
	16.656567	10.621401	-36.23%	143	2008
	17.125135	16.656567	-2.74%	143	2007
	15.004311	17.125135	14.13%	143	2006
	14.692774	15.004311	2.12%	0	2005
	13.358781	14.692774	9.99%	0	2004
	10.000000	13.358781	33.59%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	9.194334	11.659979	26.82%	160	2009
	12.466537	9.194334	-26.25%	160	2008
	13.078908	12.466537	-4.68%	160	2007
	11.133943	13.078908	17.47%	160	2006
	10.000000	11.133943	11.34%	160	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.796422	13.798144	16.97%	4,696	2009
	16.496148	11.796422	-28.49%	4,753	2008
	17.833512	16.496148	-7.50%	5,146	2007
	15.407286	17.833512	15.75%	5,212	2006
	15.038867	15.407286	2.45%	5,137	2005
	13.481870	15.038867	11.55%	1,564	2004
	10.000000	13.481870	34.82%	1,975	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.990240	19.90%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.201674	16.125877	22.15%	0	2009
	19.559767	13.201674	-32.51%	0	2008
	20.154878	19.559767	-2.95%	0	2007
	18.029765	20.154878	11.79%	0	2006
	17.208156	18.029765	4.77%	0	2005
	14.450589	17.208156	19.08%	0	2004
	10.000000	14.450589	44.51%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.266291	12.642499	23.15%	745	2009
	16.765403	10.266291	-38.77%	940	2008
	16.346335	16.765403	2.56%	934	2007
	14.521814	16.346335	12.56%	940	2006
	14.231683	14.521814	2.04%	1,054	2005
	13.200110	14.231683	7.81%	1,957	2004
	10.000000	13.200110	32.00%	377	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.657988	12.727560	19.42%	2,416	2009
	15.522995	10.657988	-31.34%	2,416	2008
	14.871448	15.522995	4.38%	2,416	2007
	13.097671	14.871448	13.54%	2,416	2006
	12.874963	13.097671	1.73%	2,906	2005
	12.574887	12.874963	2.39%	2,416	2004
	10.000000	12.574887	25.75%	2,416	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.156780	10.022295	22.87%	0	2009
	13.417089	8.156780	-39.21%	0	2008
	15.481086	13.417089	-13.33%	0	2007
	15.305702	15.481086	1.15%	0	2006
	14.840344	15.305702	3.14%	0	2005
	13.678782	14.840344	8.49%	0	2004
	10.000000	13.678782	36.79%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.136185	12.323344	10.66%	0	2009
	16.206899	11.136185	-31.29%	0	2008
	15.131593	16.206899	7.11%	0	2007
	13.375795	15.131593	13.13%	0	2006
	13.461571	13.375795	-0.64%	0	2005
	12.863838	13.461571	4.65%	0	2004
	10.000000	12.863838	28.64%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.543325	11.203228	17.39%	11,653	2009
	10.566036	9.543325	-9.68%	12,220	2008
	10.287329	10.566036	2.71%	12,268	2007
	10.131702	10.287329	1.54%	12,330	2006
	10.268223	10.131702	-1.33%	13,063	2005
	10.172250	10.268223	0.94%	13,122	2004
	10.000000	10.172250	1.72%	3,213	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.813630	10.673684	21.10%	0	2009
	12.055503	8.813630	-26.89%	0	2008
	11.382194	12.055503	5.92%	0	2007
	10.630924	11.382194	7.07%	0	2006
	10.000000	10.630924	6.31%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.417740	10.571990	25.59%	4,380	2009
	12.821849	8.417740	-34.35%	4,380	2008
	11.935664	12.821849	7.42%	4,380	2007
	10.935802	11.935664	9.14%	4,380	2006
	10.000000	10.935802	9.36%	4,380	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.058275	10.327628	28.16%	50,491	2009
	13.340761	8.058275	-39.60%	51,323	2008
	12.294282	13.340761	8.51%	53,075	2007
	11.142720	12.294282	10.33%	53,776	2006
	10.000000	11.142720	11.43%	48,060	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.887115	15.732887	32.35%	15,647	2009
	21.231594	11.887115	-44.01%	16,217	2008
	18.528130	21.231594	14.59%	15,886	2007
	17.017632	18.528130	8.88%	16,007	2006
	14.931325	17.017632	13.97%	18,293	2005
	13.270967	14.931325	12.51%	13,875	2004
	10.000000	13.270967	32.71%	5,383	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.609469	13.854785	44.18%	0	2009
	21.573326	9.609469	-55.46%	0	2008
	15.163091	21.573326	42.28%	0	2007
	13.307881	15.163091	13.94%	0	2006
	10.000000	13.307881	33.08%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.881046	12.538662	26.90%	6,839	2009
	17.686113	9.881046	-44.13%	6,935	2008
	17.877300	17.686113	-1.07%	7,087	2007
	15.256422	17.877300	17.18%	7,198	2006
	14.790610	15.256422	3.15%	7,189	2005
	13.609869	14.790610	8.68%	7,959	2004
	10.000000	13.609869	36.10%	4,486	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.471628	11.841618	25.02%	1,732	2009
	18.399897	9.471628	-48.52%	3,464	2008
	14.870760	18.399897	23.73%	3,556	2007
	14.281288	14.870760	4.13%	3,641	2006
	13.854142	14.281288	3.08%	3,735	2005
	13.750936	13.854142	0.75%	3,834	2004
	10.000000	13.750936	37.51%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.116151	11.412454	12.81%	22,622	2009
	10.725576	10.116151	-5.68%	21,324	2008
	10.548602	10.725576	1.68%	21,959	2007
	10.367395	10.548602	1.75%	15,433	2006
	10.413473	10.367395	-0.44%	8,292	2005
	10.229990	10.413473	1.79%	2,134	2004
	10.000000	10.229990	2.30%	2,134	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.594916	19.927699	36.54%	5,532	2009
	24.736512	14.594916	-41.00%	5,830	2008
	21.954539	24.736512	12.67%	5,879	2007
	19.990528	21.954539	9.82%	5,932	2006
	17.336262	19.990528	15.31%	6,717	2005
	14.234449	17.336262	21.79%	4,203	2004
	10.000000	14.234449	42.34%	473	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.595396	16.765403	23.32%	0	2009
	24.832533	13.595396	-45.25%	0	2008
	21.716874	24.832533	14.35%	0	2007
	18.872516	21.716874	15.07%	0	2006
	16.261101	18.872516	16.06%	0	2005
	14.688244	16.261101	10.71%	0	2004
	10.000000	14.688244	46.88%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.168371	11.304309	23.30%	0	2009
	16.742107	9.168371	-45.24%	0	2008
	14.640636	16.742107	14.35%	0	2007
	12.718704	14.640636	15.11%	0	2006
	10.962580	12.718704	16.02%	0	2005
	10.000000	10.962580	9.63%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.217220	15.687288	53.54%	442	2009
	21.469174	10.217220	-52.41%	442	2008
	20.843249	21.469174	3.00%	442	2007
	18.388802	20.843249	13.35%	441	2006
	18.374502	18.388802	0.08%	364	2005
	16.520633	18.374502	11.22%	1,789	2004
	10.000000	16.520633	65.21%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.693418	10.192119	32.48%	0	2009
	11.194646	7.693418	-31.28%	0	2008
	11.044680	11.194646	1.36%	0	2007
	10.000000	11.044680	10.45%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.108969	12.735864	14.64%	5,910	2009
	15.597923	11.108969	-28.78%	10,118	2008
	16.408204	15.597923	-4.94%	10,414	2007
	14.338212	16.408204	14.44%	10,414	2006
	14.188607	14.338212	1.05%	11,117	2005
	13.083537	14.188607	8.45%	8,730	2004
	10.000000	13.083537	30.84%	3,823	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.105461	16.537081	26.18%	4,514	2009
	20.026926	13.105461	-34.56%	0	2008
	21.000927	20.026926	-4.64%	0	2007
	18.373806	21.000927	14.30%	0	2006
	17.289265	18.373806	6.27%	0	2005
	14.300269	17.289265	20.90%	0	2004
	10.000000	14.300269	43.00%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.553439	8.339673	27.26%	0	2009
	10.000000	6.553439	-34.47%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	9.178418	15.480849	68.67%	0	2009
	19.850900	9.178418	-53.76%	0	2008
	15.789451	19.850900	25.72%	0	2007
	12.608573	15.789451	25.23%	0	2006
	10.000000	12.608573	26.09%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.279480	17.780013	33.89%	0	2009
	22.798165	13.279480	-41.75%	0	2008
	20.213295	22.798165	12.79%	0	2007
	17.034584	20.213295	18.66%	0	2006
	15.825148	17.034584	7.64%	0	2005
	13.665513	15.825148	15.80%	0	2004
	10.000000	13.665513	36.66%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.600976	12.869360	34.04%	0	2009
	16.486849	9.600976	-41.77%	12,053	2008
	14.618971	16.486849	12.78%	7,025	2007
	12.318381	14.618971	18.68%	5,320	2006
	11.447566	12.318381	7.61%	890	2005
	10.000000	11.447566	14.48%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3- Q/NQ	12.073830	14.000466	15.96%	0	2009
	11.635851	12.073830	3.76%	0	2008
	10.727678	11.635851	8.47%	0	2007
	9.729853	10.727678	10.26%	0	2006
	10.000000	9.729853	-2.70%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.262697	10.924616	17.94%	2,969	2009
	16.525352	9.262697	-43.95%	3,038	2008
	15.140132	16.525352	9.15%	3,093	2007
	14.610497	15.140132	3.63%	3,147	2006
	13.772007	14.610497	6.09%	3,147	2005
	13.256686	13.772007	3.89%	3,393	2004
	10.000000	13.256686	32.57%	3,393	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.553738	14.640628	38.72%	1,535	2009
	20.432222	10.553738	-48.35%	1,535	2008
	18.920139	20.432222	7.99%	1,535	2007
	16.656569	18.920139	13.59%	1,534	2006
	15.601818	16.656569	6.76%	1,779	2005
	13.853695	15.601818	12.62%	1,534	2004
	10.000000	13.853695	38.54%	1,534	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.781172	17.81%	5,959	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.145432	14.901852	22.70%	422	2009
	14.810019	12.145432	-17.99%	422	2008
	13.746388	14.810019	7.74%	422	2007
	12.742004	13.746388	7.88%	422	2006
	12.113119	12.742004	5.19%	422	2005
	11.448775	12.113119	5.80%	422	2004
	10.000000	11.448775	14.49%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.145867	17.327037	42.66%	4,231	2009
	22.324473	12.145867	-45.59%	4,344	2008
	16.725332	22.324473	33.48%	4,446	2007
	15.687863	16.725332	6.61%	4,541	2006
	14.264830	15.687863	9.98%	4,646	2005
	12.376674	14.264830	15.26%	4,756	2004
	10.000000	12.376674	23.77%	2,473	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.226299	21.390556	74.96%	2,562	2009
	26.187552	12.226299	-53.31%	2,878	2008
	20.931098	26.187552	25.11%	1,024	2007
	14.603102	20.931098	43.33%	1,634	2006
	11.320948	14.603102	28.99%	0	2005
	10.000000	11.320948	13.21%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.871206	31.266522	74.95%	0	2009
	38.293639	17.871206	-53.33%	0	2008
	30.620244	38.293639	25.06%	0	2007
	21.372724	30.620244	43.27%	0	2006
	16.578769	21.372724	28.92%	0	2005
	14.297256	16.578769	15.96%	0	2004
	10.000000	14.297256	42.97%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.514304	12.929647	35.90%	1,431	2009
	15.453408	9.514304	-38.43%	1,504	2008
	14.248328	15.453408	8.46%	1,562	2007
	13.590161	14.248328	4.84%	1,619	2006
	13.345092	13.590161	1.84%	1,619	2005
	12.533128	13.345092	6.48%	1,815	2004
	10.000000	12.533128	25.33%	652	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.355204	14.781145	19.63%	10,228	2009
	18.803264	12.355204	-34.29%	997	2008
	17.889816	18.803264	5.11%	1,055	2007
	15.194031	17.889816	17.74%	1,110	2006
	14.606086	15.194031	4.03%	1,110	2005
	13.019620	14.606086	12.19%	2,845	2004
	10.000000	13.019620	30.20%	451	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.593607	9.514932	10.72%	5,718	2009
	10.160396	8.593607	-15.42%	13,250	2008
	9.927203	10.160396	2.35%	13,167	2007
	9.750532	9.927203	1.81%	8,761	2006
	9.837446	9.750532	-0.88%	0	2005
	9.991187	9.837446	-1.54%	0	2004
	10.000000	9.991187	0.09%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.833096	10.593558	19.93%	0	2009
	14.938033	8.833096	-40.87%	0	2008
	15.213377	14.938033	-1.81%	0	2007
	14.793639	15.213377	2.84%	0	2006
	14.714497	14.793639	0.54%	0	2005
	13.461934	14.714497	9.30%	0	2004
	10.000000	13.461934	34.62%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.727621	12.490608	28.40%	3,530	2009
	16.442567	9.727621	-40.84%	3,530	2008
	15.640952	16.442567	5.13%	18,589	2007
	14.078903	15.640952	11.09%	15,946	2006
	13.484673	14.078903	4.41%	5,620	2005
	12.184056	13.484673	10.67%	0	2004
	10.000000	12.184056	21.84%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.242980	12.43%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.358219	23.58%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.394927	8.916511	20.58%	17,834	2009
	10.778659	7.394927	-31.39%	17,834	2008
	10.395373	10.778659	3.69%	8,204	2007
	10.000000	10.395373	3.95%	8,204	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.192839	10.072682	9.57%	0	2009
	10.439925	9.192839	-11.95%	0	2008
	10.377569	10.439925	0.60%	0	2007
	10.000000	10.377569	3.78%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.150385	9.892359	38.35%	0	2009
	11.927430	7.150385	-40.05%	0	2008
	10.676121	11.927430	11.72%	0	2007
	10.000000	10.676121	6.76%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.080041	8.243944	35.59%	0	2009
	11.155936	6.080041	-45.50%	1,818	2008
	10.205698	11.155936	9.31%	1,746	2007
	10.000000	10.205698	2.06%	1,877	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.893277	7.524809	27.68%	0	2009
	9.739606	5.893277	-39.49%	0	2008
	10.000000	9.739606	-2.60%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.763592	13.927132	42.64%	0	2009
	13.878013	9.763592	-29.65%	0	2008
	13.774706	13.878013	0.75%	0	2007
	12.746458	13.774706	8.07%	0	2006
	12.742365	12.746458	0.03%	0	2005
	11.846198	12.742365	7.57%	0	2004
	10.000000	11.846198	18.46%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.940779	11.333336	42.72%	0	2009
	11.304100	7.940779	-29.75%	0	2008
	11.216305	11.304100	0.78%	0	2007
	10.379470	11.216305	8.06%	0	2006
	10.000000	10.379470	3.79%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.422874	6.858499	26.47%	0	2009
	10.000000	5.422874	-45.77%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.210402	32.10%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.074574	7.583732	49.45%	0	2009
	10.000000	5.074574	-49.25%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.081035	7.798987	28.25%	20,359	2009
	10.000000	6.081035	-39.19%	23,345	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.313982	7.969799	26.22%	0	2009
	10.000000	6.313982	-36.86%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.865828	9.208171	17.07%	0	2009
	10.000000	7.865828	-21.34%	0	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.148507	8.671740	21.31%	0	2009
	10.000000	7.148507	-28.51%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.008401	9.947199	10.42%	0	2009
	10.000000	9.008401	-9.92%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.503919	8.940378	19.14%	0	2009
	10.000000	7.503919	-24.96%	0	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.787876	8.394383	23.67%	0	2009
	10.000000	6.787876	-32.12%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.243260	9.477613	14.97%	0	2009
	10.000000	8.243260	-17.57%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.770424	10.365838	6.09%	8,116	2009
	10.000000	9.770424	-2.30%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.776210	11.121340	13.76%	0	2009
	10.000000	9.776210	-2.24%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.582226	31.202039	59.34%	0	2009
	47.645783	19.582226	-58.90%	0	2008
	33.591997	47.645783	41.84%	0	2007
	25.221251	33.591997	33.19%	0	2006
	19.506334	25.221251	29.30%	0	2005
	16.577470	19.506334	17.67%	0	2004
	10.000000	16.577470	65.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.795989	18.795548	59.34%	0	2009
	28.655761	11.795989	-58.84%	0	2008
	20.167432	28.655761	42.09%	0	2007
	15.115197	20.167432	33.42%	0	2006
	11.676345	15.115197	29.45%	0	2005
	10.000000	11.676345	16.76%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.316250	11.353241	0.33%	14,691	2009
	10.752526	11.316250	5.24%	17,482	2008
	10.271709	10.752526	4.68%	14,479	2007
	10.172939	10.271709	0.97%	9,814	2006
	10.082699	10.172939	0.89%	2,482	2005
	9.994036	10.082699	0.89%	0	2004
	10.000000	9.994036	-0.06%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.413474	8.058595	25.65%	0	2009
	11.535449	6.413474	-44.40%	0	2008
	10.794987	11.535449	6.86%	0	2007
	10.000000	10.794987	7.95%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.686794	14.524317	24.28%	148,730	2009
	18.940954	11.686794	-38.30%	153,653	2008
	18.299007	18.940954	3.51%	162,320	2007
	16.025349	18.299007	14.19%	181,631	2006
	15.196187	16.025349	5.46%	169,919	2005
	13.640553	15.196187	11.40%	47,802	2004
	10.000000	13.640553	36.41%	4,019	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.460873	14.61%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.016478	20.16%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.796914	11.506906	6.58%	0	2009
	11.759376	10.796914	-8.18%	0	2008
	11.423014	11.759376	2.94%	0	2007
	11.012370	11.423014	3.73%	0	2006
	10.910111	11.012370	0.94%	0	2005
	10.670507	10.910111	2.25%	0	2004
	10.000000	10.670507	6.71%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.271078	13.119027	16.40%	141,545	2009
	15.020895	11.271078	-24.96%	151,057	2008
	14.552819	15.020895	3.22%	156,084	2007
	13.375868	14.552819	8.80%	155,948	2006
	12.995346	13.375868	2.93%	139,131	2005
	12.143248	12.995346	7.02%	114,993	2004
	10.000000	12.143248	21.43%	2,728	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.562898	14.052561	21.53%	451,882	2009
	17.250735	11.562898	-32.97%	496,712	2008
	16.635903	17.250735	3.70%	496,310	2007
	14.864940	16.635903	11.91%	502,051	2006
	14.208967	14.864940	4.62%	365,467	2005
	12.974386	14.208967	9.52%	114,877	2004
	10.000000	12.974386	29.74%	13,990	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.061455	12.380722	11.93%	6,786	2009
	13.326911	11.061455	-17.00%	7,050	2008
	12.887234	13.326911	3.41%	7,050	2007
	12.165117	12.887234	5.94%	4,716	2006
	11.916137	12.165117	2.09%	4,716	2005
	11.381802	11.916137	4.69%	362	2004
	10.000000	11.381802	13.82%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.337819	16.484590	33.61%	1,581	2009
	19.876563	12.337819	-37.93%	1,731	2008
	18.917010	19.876563	5.07%	1,737	2007
	17.618761	18.917010	7.37%	1,741	2006
	16.085989	17.618761	9.53%	1,980	2005
	14.226488	16.085989	13.07%	1,253	2004
	10.000000	14.226488	42.26%	280	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.138094	9.909073	-2.26%	9,145	2009
	10.167942	10.138094	-0.29%	9,039	2008
	9.932596	10.167942	2.37%	10,702	2007
	9.725197	9.932596	2.13%	9,904	2006
	9.694844	9.725197	0.31%	11,171	2005
	9.843208	9.694844	-1.51%	1,710	2004
	10.000000	9.843208	-1.57%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.533781	11.585507	21.52%	0	2009
	11.798369	9.533781	-19.19%	0	2008
	11.543724	11.798369	2.21%	0	2007
	11.269480	11.543724	2.43%	0	2006
	11.287951	11.269480	-0.16%	0	2005
	10.845052	11.287951	4.08%	0	2004
	10.000000	10.845052	8.45%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.996427	13.913691	26.53%	0	2009
	21.030912	10.996427	-47.71%	0	2008
	20.961096	21.030912	0.33%	0	2007
	17.526693	20.961096	19.60%	0	2006
	16.046770	17.526693	9.22%	0	2005
	13.687034	16.046770	17.24%	0	2004
	10.000000	13.687034	36.87%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.029803	8.018277	32.98%	19,130	2009
	10.000000	6.029803	-39.70%	20,310	2008*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.823905	9.898230	26.51%	0	2009
	14.955775	7.823905	-47.69%	6,594	2008
	14.907610	14.955775	0.32%	8,301	2007
	12.464647	14.907610	19.60%	5,582	2006
	11.410668	12.464647	9.24%	1,106	2005
	10.000000	11.410668	14.11%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	8.938350	11.106900	24.26%	0	2009
	17.113159	8.938350	-47.77%	0	2008
	15.998343	17.113159	6.97%	0	2007
	15.899389	15.998343	0.62%	0	2006
	15.104108	15.899389	5.27%	0	2005
	13.660706	15.104108	10.57%	0	2004
	10.000000	13.660706	36.61%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.262350	7.914192	26.38%	15,106	2009
	10.000000	6.262350	-37.38%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.250529	7.780740	24.48%	11,629	2009
	10.000000	6.250529	-37.49%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.173291	7.642125	23.79%	13,198	2009
	10.000000	6.173291	-38.27%	7,386	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.653502	8.481138	27.47%	11,304	2009
	10.000000	6.653502	-33.46%	15,076	2008*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.078860	16.082411	22.96%	0	2009
	19.774663	13.078860	-33.86%	0	2008
	21.820354	19.774663	-9.38%	0	2007
	19.071913	21.820354	14.41%	0	2006
	18.991325	19.071913	0.42%	0	2005
	16.614418	18.991325	14.31%	0	2004
	10.000000	16.614418	66.14%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.106536	15.900436	31.34%	0	2009
	20.102337	12.106536	-39.78%	1,431	2008
	20.195647	20.102337	-0.46%	923	2007
	18.496109	20.195647	9.19%	1,595	2006
	16.900974	18.496109	9.44%	290	2005
	14.563156	16.900974	16.05%	0	2004
	10.000000	14.563156	45.63%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.727310	11.932366	22.67%	14,298	2009
	17.052689	9.727310	-42.96%	17,063	2008
	16.179237	17.052689	5.40%	12,790	2007
	14.602188	16.179237	10.80%	10,653	2006
	13.962018	14.602188	4.59%	1,807	2005
	13.046787	13.962018	7.01%	0	2004
	10.000000	13.046787	30.47%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.546102	7.071839	27.51%	0	2009
	10.000000	5.546102	-44.54%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.790268	10.245163	4.65%	174	2009
	10.000000	9.790268	-2.10%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.837189	28.37%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.833644	28.34%	14,996	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.360937	12.984174	25.32%	10,227	2009
	16.892731	10.360937	-38.67%	10,900	2008
	17.755498	16.892731	-4.86%	16,523	2007
	15.725424	17.755498	12.91%	16,147	2006
	15.482762	15.725424	1.57%	10,992	2005
	13.534669	15.482762	14.39%	6,383	2004
	10.000000	13.534669	35.35%	3,620	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	8.987775	12.658138	40.84%	2,906	2009
	16.930818	8.987775	-46.91%	2,906	2008
	15.221927	16.930818	11.23%	2,906	2007
	14.467947	15.221927	5.21%	2,906	2006
	14.120916	14.467947	2.46%	2,906	2005
	13.556433	14.120916	4.16%	901	2004
	10.000000	13.556433	35.56%	566	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.848051	12.048779	36.17%	0	2009
	15.182394	8.848051	-41.72%	0	2008
	14.653968	15.182394	3.61%	0	2007
	12.775168	14.653968	14.71%	0	2006
	11.464515	12.775168	11.43%	0	2005
	10.000000	11.464515	14.65%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.477338	18.349276	36.15%	0	2009
	23.119610	13.477338	-41.71%	0	2008
	22.310173	23.119610	3.63%	0	2007
	19.455643	22.310173	14.67%	0	2006
	17.457662	19.455643	11.44%	0	2005
	15.030884	17.457662	16.15%	0	2004
	10.000000	15.030884	50.31%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.983217	2.449473	23.51%	0	2009
	9.499943	1.983217	-79.12%	0	2008
	10.000000	9.499943	-5.00%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.763512	3.400618	23.05%	0	2009
	13.202261	2.763512	-79.07%	0	2008
	13.578458	13.202261	-2.77%	0	2007
	12.723332	13.578458	6.72%	0	2006
	12.766047	12.723332	-0.33%	0	2005
	12.017205	12.766047	6.23%	0	2004
	10.000000	12.017205	20.17%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.811972	12.269861	25.05%	16,063	2009
	16.364280	9.811972	-40.04%	17,107	2008
	16.083909	16.364280	1.74%	14,441	2007
	14.344443	16.083909	12.13%	14,596	2006
	13.884059	14.344443	3.32%	6,641	2005
	13.020103	13.884059	6.64%	4,881	2004
	10.000000	13.020103	30.20%	677	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.242398	16.372203	33.73%	0	2009
	20.212960	12.242398	-39.43%	4,324	2008
	20.983612	20.212960	-3.67%	2,440	2007
	18.730671	20.983612	12.03%	1,985	2006
	17.472746	18.730671	7.20%	284	2005
	15.005824	17.472746	16.44%	0	2004
	10.000000	15.005824	50.06%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.797116	7.97%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.876049	8.76%	5,987	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	8.500834	10.781286	26.83%	127	2009
	14.194062	8.500834	-40.11%	127	2008
	15.464005	14.194062	-8.21%	127	2007
	13.654420	15.464005	13.25%	127	2006
	13.280570	13.654420	2.82%	127	2005
	12.233767	13.280570	8.56%	0	2004
	10.000000	12.233767	22.34%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.344216	13.813432	21.77%	0	2009
	20.717476	11.344216	-45.24%	0	2008
	19.570440	20.717476	5.86%	0	2007
	15.682599	19.570440	24.79%	0	2006
	14.305748	15.682599	9.62%	0	2005
	12.601537	14.305748	13.52%	0	2004
	10.000000	12.601537	26.02%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.079521	12.937627	60.13%	2,574	2009
	13.133811	8.079521	-38.48%	2,696	2008
	12.741344	13.133811	3.08%	2,806	2007
	12.368215	12.741344	3.02%	2,908	2006
	11.976695	12.368215	3.27%	3,021	2005
	11.671236	11.976695	2.62%	2,996	2004
	10.000000	11.671236	16.71%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.327641	10.151082	38.53%	0	2009
	13.078738	7.327641	-43.97%	10,529	2008
	11.901856	13.078738	9.89%	4,196	2007
	11.141862	11.901856	6.82%	0	2006
	10.000000	11.141862	11.42%	76	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.609407	9.311622	22.37%	0	2009
	12.220927	7.609407	-37.73%	0	2008
	12.142333	12.220927	0.65%	0	2007
	10.474110	12.142333	15.93%	0	2006
	10.000000	10.474110	4.74%	79	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.449749	10.098488	6.87%	2,027	2009
	10.801613	9.449749	-12.52%	12,114	2008
	10.508882	10.801613	2.79%	14,201	2007
	10.385759	10.508882	1.19%	10,200	2006
	10.227246	10.385759	1.55%	5,265	2005
	10.058336	10.227246	1.68%	3,521	2004
	10.000000	10.058336	0.58%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.747430	17.475981	27.12%	0	2009
	16.550435	13.747430	-16.94%	0	2008
	15.923891	16.550435	3.93%	0	2007
	14.708653	15.923891	8.26%	0	2006
	13.424716	14.708653	9.56%	0	2005
	12.482592	13.424716	7.55%	0	2004
	10.000000	12.482592	24.83%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.435497	12.580117	49.13%	0	2009

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.197941	11.984654	17.52%	0	2009
	17.610360	10.197941	-42.09%	0	2008
	17.200484	17.610360	2.38%	0	2007
	15.056052	17.200484	14.24%	0	2006
	14.739868	15.056052	2.15%	0	2005
	13.571529	14.739868	8.61%	0	2004
	10.000000	13.571529	35.72%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.319109	17.161136	39.31%	0	2009
	19.635378	12.319109	-37.26%	0	2008
	19.807979	19.635378	-0.87%	0	2007
	17.760940	19.807979	11.53%	0	2006
	17.056004	17.760940	4.13%	0	2005
	14.668433	17.056004	16.28%	0	2004
	10.000000	14.668433	46.68%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.771404	11.592697	7.62%	223	2009
	11.208694	10.771404	-3.90%	223	2008
	10.484510	11.208694	6.91%	2,195	2007
	10.568371	10.484510	-0.79%	2,195	2006
	10.655487	10.568371	-0.82%	2,195	2005
	10.312673	10.655487	3.32%	1,406	2004
	10.000000	10.312673	3.13%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.589505	12.178528	15.01%	0	2009
	16.615074	10.589505	-36.27%	0	2008
	17.091271	16.615074	-2.79%	0	2007
	14.982286	17.091271	14.08%	0	2006
	14.678696	14.982286	2.07%	0	2005
	13.352802	14.678696	9.93%	0	2004
	10.000000	13.352802	33.53%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	9.177100	11.632166	26.75%	0	2009
	12.449547	9.177100	-26.29%	0	2008
	13.067810	12.449547	-4.73%	0	2007
	11.130171	13.067810	17.41%	0	2006
	10.000000	11.130171	11.30%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.761000	13.749666	16.91%	2,482	2009
	16.455049	11.761000	-28.53%	2,596	2008
	17.798235	16.455049	-7.55%	2,699	2007
	15.384657	17.798235	15.69%	2,925	2006
	15.024439	15.384657	2.40%	3,026	2005
	13.475824	15.024439	11.49%	2,813	2004
	10.000000	13.475824	34.76%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.986146	19.86%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.162024	16.069221	22.09%	0	2009
	19.511021	13.162024	-32.54%	0	2008
	20.115008	19.511021	-3.00%	0	2007
	18.003287	20.115008	11.73%	0	2006
	17.191656	18.003287	4.72%	0	2005
	14.444121	17.191656	19.02%	0	2004
	10.000000	14.444121	44.44%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.235430	12.598052	23.08%	5,168	2009
	16.723589	10.235430	-38.80%	7,580	2008
	16.313974	16.723589	2.51%	11,386	2007
	14.500481	16.313974	12.51%	11,591	2006
	14.218015	14.500481	1.99%	6,496	2005
	13.194190	14.218015	7.76%	7,154	2004
	10.000000	13.194190	31.94%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.625956	12.682796	19.36%	371	2009
	15.484277	10.625956	-31.38%	371	2008
	14.842000	15.484277	4.33%	371	2007
	13.078414	14.842000	13.48%	371	2006
	12.862598	13.078414	1.68%	371	2005
	12.569236	12.862598	2.33%	0	2004
	10.000000	12.569236	25.69%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.132281	9.987081	22.81%	0	2009
	13.383655	8.132281	-39.24%	0	2008
	15.450461	13.383655	-13.38%	0	2007
	15.283224	15.450461	1.09%	0	2006
	14.826107	15.283224	3.08%	0	2005
	13.672660	14.826107	8.44%	0	2004
	10.000000	13.672660	36.73%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.102725	12.280037	10.60%	0	2009
	16.166502	11.102725	-31.32%	0	2008
	15.101647	16.166502	7.05%	0	2007
	13.356142	15.101647	13.07%	0	2006
	13.448665	13.356142	-0.69%	0	2005
	12.858073	13.448665	4.59%	0	2004
	10.000000	12.858073	28.58%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.514651	11.163853	17.33%	232	2009
	10.539678	9.514651	-9.73%	232	2008
	10.266953	10.539678	2.66%	232	2007
	10.116795	10.266953	1.48%	232	2006
	10.258337	10.116795	-1.38%	232	2005
	10.167671	10.258337	0.89%	0	2004
	10.000000	10.167671	1.68%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.797094	10.648227	21.04%	0	2009
	12.039071	8.797094	-26.93%	0	2008
	11.372528	12.039071	5.86%	3,914	2007
	10.627320	11.372528	7.01%	3,914	2006
	10.000000	10.627320	6.27%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.401962	10.546772	25.53%	0	2009
	12.804368	8.401962	-34.38%	0	2008
	11.925522	12.804368	7.37%	0	2007
	10.932085	11.925522	9.09%	0	2006
	10.000000	10.932085	9.32%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.043137	10.302965	28.10%	0	2009
	13.322549	8.043137	-39.63%	0	2008
	12.283828	13.322549	8.46%	0	2007
	11.138935	12.283828	10.28%	0	2006
	10.000000	11.138935	11.39%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.851395	15.677584	32.28%	611	2009
	21.178654	11.851395	-44.04%	611	2008
	18.491453	21.178654	14.53%	1,557	2007
	16.992620	18.491453	8.82%	1,556	2006
	14.916987	16.992620	13.91%	1,725	2005
	13.265016	14.916987	12.45%	979	2004
	10.000000	13.265016	32.65%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.591436	13.821692	44.10%	0	2009
	21.543912	9.591436	-55.48%	0	2008
	15.150214	21.543912	42.20%	0	2007
	13.303376	15.150214	13.88%	0	2006
	10.000000	13.303376	33.03%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.851363	12.494586	26.83%	325	2009
	17.642038	9.851363	-44.16%	464	2008
	17.841935	17.642038	-1.12%	464	2007
	15.234015	17.841935	17.12%	464	2006
	14.776419	15.234015	3.10%	464	2005
	13.603772	14.776419	8.62%	279	2004
	10.000000	13.603772	36.04%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.443148	11.799969	24.96%	1,266	2009
	18.354004	9.443148	-48.55%	1,497	2008
	14.841311	18.354004	23.67%	1,497	2007
	14.260291	14.841311	4.07%	1,498	2006
	13.840838	14.260291	3.03%	1,498	2005
	13.744768	13.840838	0.70%	967	2004
	10.000000	13.744768	37.45%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.085775	11.372363	12.76%	564	2009
	10.698836	10.085775	-5.73%	662	2008
	10.527722	10.698836	1.63%	683	2007
	10.352158	10.527722	1.70%	0	2006
	10.403467	10.352158	-0.49%	0	2005
	10.225391	10.403467	1.74%	0	2004
	10.000000	10.225391	2.25%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.551074	19.857680	36.47%	2,995	2009
	24.674874	14.551074	-41.03%	3,552	2008
	21.911113	24.674874	12.61%	3,651	2007
	19.961162	21.911113	9.77%	3,866	2006
	17.319629	19.961162	15.25%	4,106	2005
	14.228073	17.319629	21.73%	4,188	2004
	10.000000	14.228073	42.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.554576	16.706489	23.25%	0	2009
	24.770690	13.554576	-45.28%	0	2008
	21.673946	24.770690	14.29%	0	2007
	18.844819	21.673946	15.01%	0	2006
	16.245524	18.844819	16.00%	0	2005
	14.681680	16.245524	10.65%	0	2004
	10.000000	14.681680	46.82%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.146498	11.271565	23.23%	0	2009
	16.710756	9.146498	-45.27%	0	2008
	14.620747	16.710756	14.29%	0	2007
	12.707924	14.620747	15.05%	0	2006
	10.958871	12.707924	15.96%	0	2005
	10.000000	10.958871	9.59%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.186508	15.632125	53.46%	411	2009
	21.415648	10.186508	-52.43%	3,224	2008
	20.801986	21.415648	2.95%	411	2007
	18.361767	20.801986	13.29%	411	2006
	18.356870	18.361767	0.03%	411	2005
	16.513232	18.356870	11.16%	0	2004
	10.000000	16.513232	65.13%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.682907	10.172991	32.41%	0	2009
	11.185080	7.682907	-31.31%	0	2008
	11.040930	11.185080	1.31%	0	2007
	10.000000	11.040930	10.41%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.075583	12.691092	14.59%	2,402	2009
	15.559038	11.075583	-28.82%	2,668	2008
	16.375723	15.559038	-4.99%	3,774	2007
	14.317130	16.375723	14.38%	4,011	2006
	14.174982	14.317130	1.00%	4,297	2005
	13.077676	14.174982	8.39%	4,089	2004
	10.000000	13.077676	30.78%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.066078	16.478949	26.12%	0	2009
	19.976991	13.066078	-34.59%	0	2008
	20.959357	19.976991	-4.69%	0	2007
	18.346803	20.959357	14.24%	0	2006
	17.272672	18.346803	6.22%	0	2005
	14.293865	17.272672	20.84%	0	2004
	10.000000	14.293865	42.94%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.551202	8.332565	27.19%	0	2009
	10.000000	6.551202	-34.49%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	9.161213	15.443947	68.58%	0	2009
	19.823856	9.161213	-53.79%	0	2008
	15.776045	19.823856	25.66%	0	2007
	12.604311	15.776045	25.16%	0	2006
	10.000000	12.604311	26.04%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.239602	17.717552	33.82%	0	2009
	22.741356	13.239602	-41.78%	0	2008
	20.173294	22.741356	12.73%	0	2007
	17.009548	20.173294	18.60%	0	2006
	15.809963	17.009548	7.59%	0	2005
	13.659387	15.809963	15.74%	0	2004
	10.000000	13.659387	36.59%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.578090	12.832119	33.97%	0	2009
	16.455978	9.578090	-41.80%	51	2008
	14.599101	16.455978	12.72%	23	2007
	12.307923	14.599101	18.62%	0	2006
	11.443684	12.307923	7.55%	0	2005
	10.000000	11.443684	14.44%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3- Q/NQ	12.051193	13.967081	15.90%	0	2009
	11.619981	12.051193	3.71%	0	2008
	10.718562	11.619981	8.41%	0	2007
	9.726551	10.718562	10.20%	0	2006
	10.000000	9.726551	-2.73%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.234852	10.886204	17.88%	0	2009
	16.484146	9.234852	-43.98%	0	2008
	15.110168	16.484146	9.09%	0	2007
	14.589032	15.110168	3.57%	0	2006
	13.758790	14.589032	6.03%	0	2005
	13.250739	13.758790	3.83%	0	2004
	10.000000	13.250739	32.51%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.522032	14.589191	38.65%	0	2009
	20.381302	10.522032	-48.37%	0	2008
	18.882706	20.381302	7.94%	366	2007
	16.632103	18.882706	13.53%	366	2006
	15.586844	16.632103	6.71%	366	2005
	13.847484	15.586844	12.56%	264	2004
	10.000000	13.847484	38.47%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.777147	17.77%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.108937	14.849482	22.63%	0	2009
	14.773086	12.108937	-18.03%	0	2008
	13.719160	14.773086	7.68%	0	2007
	12.723262	13.719160	7.83%	0	2006
	12.101488	12.723262	5.14%	0	2005
	11.443645	12.101488	5.75%	0	2004
	10.000000	11.443645	14.44%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.109370	17.266141	42.58%	0	2009
	22.268831	12.109370	-45.62%	0	2008
	16.692231	22.268831	33.41%	0	2007
	15.664813	16.692231	6.56%	0	2006
	14.251148	15.664813	9.92%	0	2005
	12.371130	14.251148	15.20%	0	2004
	10.000000	12.371130	23.71%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.197147	21.328647	74.87%	0	2009
	26.138542	12.197147	-53.34%	0	2008
	20.902675	26.138542	25.05%	0	2007
	14.590722	20.902675	43.26%	0	2006
	11.317119	14.590722	28.93%	0	2005
	10.000000	11.317119	13.17%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.817522	31.156646	74.87%	0	2009
	38.198229	17.817522	-53.36%	0	2008
	30.559669	38.198229	25.00%	0	2007
	21.341330	30.559669	43.19%	0	2006
	16.562866	21.341330	28.85%	0	2005
	14.290852	16.562866	15.90%	0	2004
	10.000000	14.290852	42.91%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.485726	12.884210	35.83%	367	2009
	15.414900	9.485726	-38.46%	3,930	2008
	14.220129	15.414900	8.40%	1,124	2007
	13.570197	14.220129	4.79%	1,124	2006
	13.332303	13.570197	1.78%	2,977	2005
	12.527515	13.332303	6.42%	3,032	2004
	10.000000	12.527515	25.28%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.318074	14.729169	19.57%	3,200	2009
	18.756381	12.318074	-34.33%	3,789	2008
	17.854393	18.756381	5.05%	3,897	2007
	15.171686	17.854393	17.68%	4,001	2006
	14.592051	15.171686	3.97%	4,107	2005
	13.013769	14.592051	12.13%	4,643	2004
	10.000000	13.013769	30.14%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.567794	9.481500	10.66%	0	2009
	10.135052	8.567794	-15.46%	120	2008
	9.907529	10.135052	2.30%	124	2007
	9.736191	9.907529	1.76%	0	2006
	9.828001	9.736191	-0.93%	5,467	2005
	9.986709	9.828001	-1.59%	5,467	2004
	10.000000	9.986709	-0.13%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.806539	10.556295	19.87%	0	2009
	14.900766	8.806539	-40.90%	0	2008
	15.183234	14.900766	-1.86%	0	2007
	14.771886	15.183234	2.78%	0	2006
	14.700363	14.771886	0.49%	0	2005
	13.455901	14.700363	9.25%	0	2004
	10.000000	13.455901	34.56%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.699424	12.448019	28.34%	0	2009
	16.403325	9.699424	-40.87%	0	2008
	15.611658	16.403325	5.07%	81	2007
	14.059715	15.611658	11.04%	0	2006
	13.473176	14.059715	4.35%	191	2005
	12.179899	13.473176	10.62%	0	2004
	10.000000	12.179899	21.80%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.239135	12.39%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.353990	23.54%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.384802	8.899746	20.51%	0	2009
	10.769435	7.384802	-31.43%	0	2008
	10.391833	10.769435	3.63%	0	2007
	10.000000	10.391833	3.92%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.180297	10.053791	9.51%	0	2009
	10.431022	9.180297	-11.99%	0	2008
	10.374046	10.431022	0.55%	0	2007
	10.000000	10.374046	3.74%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.140620	9.873794	38.28%	0	2009
	11.917257	7.140620	-40.08%	0	2008
	10.672505	11.917257	11.66%	0	2007
	10.000000	10.672505	6.73%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.071730	8.228464	35.52%	0	2009
	11.146413	6.071730	-45.53%	0	2008
	10.202232	11.146413	9.25%	0	2007
	10.000000	10.202232	2.02%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.888236	7.514524	27.62%	0	2009
	9.736275	5.888236	-39.52%	0	2008
	10.000000	9.736275	-2.64%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.734279	13.878228	42.57%	0	2009
	13.843431	9.734279	-29.68%	0	2008
	13.747460	13.843431	0.70%	0	2007
	12.727746	13.747460	8.01%	0	2006
	12.730150	12.727746	-0.02%	0	2005
	11.840898	12.730150	7.51%	0	2004
	10.000000	11.840898	18.41%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.925884	11.306291	42.65%	0	2009
	11.288687	7.925884	-29.79%	0	2008
	11.206774	11.288687	0.73%	0	2007
	10.375946	11.206774	8.01%	0	2006
	10.000000	10.375946	3.76%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.421013	6.852649	26.41%	0	2009
	10.000000	5.421013	-45.79%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.205898	32.06%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.072828	7.577228	49.37%	0	2009
	10.000000	5.072828	-49.27%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.078957	7.792321	28.19%	0	2009
	10.000000	6.078957	-39.21%	123	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.311827	7.962997	26.16%	0	2009
	10.000000	6.311827	-36.88%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.863141	9.200321	17.01%	846	2009
	10.000000	7.863141	-21.37%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.146054	8.664336	21.25%	0	2009
	10.000000	7.146054	-28.54%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.005325	9.938708	10.36%	0	2009
	10.000000	9.005325	-9.95%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.501354	8.932762	19.08%	0	2009
	10.000000	7.501354	-24.99%	0	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.785554	8.387218	23.60%	0	2009
	10.000000	6.785554	-32.14%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.240441	9.469522	14.92%	0	2009
	10.000000	8.240441	-17.60%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.767091	10.356999	6.04%	0	2009
	10.000000	9.767091	-2.33%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.772882	11.111871	13.70%	0	2009
	10.000000	9.772882	-2.27%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.523400	31.092402	59.26%	0	2009
	47.527096	19.523400	-58.92%	0	2008
	33.525551	47.527096	41.76%	0	2007
	25.184211	33.525551	33.12%	0	2006
	19.487625	25.184211	29.23%	0	2005
	16.570047	19.487625	17.61%	0	2004
	10.000000	16.570047	65.70%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.767872	18.741169	59.26%	0	2009
	28.602167	11.767872	-58.86%	0	2008
	20.140066	28.602167	42.02%	0	2007
	15.102390	20.140066	33.36%	0	2006
	11.672400	15.102390	29.39%	0	2005
	10.000000	11.672400	16.72%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.282253	11.313330	0.28%	1,356	2009
	10.725721	11.282253	5.19%	904	2008
	10.251375	10.725721	4.63%	908	2007
	10.157990	10.251375	0.92%	234	2006
	10.073025	10.157990	0.84%	234	2005
	9.989553	10.073025	0.84%	0	2004
	10.000000	9.989553	-0.10%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.404701	8.043441	25.59%	0	2009
	11.525594	6.404701	-44.43%	0	2008
	10.791318	11.525594	6.80%	0	2007
	10.000000	10.791318	7.91%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.651691	14.473283	24.22%	32,476	2009
	18.893750	11.651691	-38.33%	40,417	2008
	18.262793	18.893750	3.45%	47,668	2007
	16.001796	18.262793	14.13%	59,083	2006
	15.181595	16.001796	5.40%	69,721	2005
	13.634433	15.181595	11.35%	43,077	2004
	10.000000	13.634433	36.34%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.456955	14.57%	3,181	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.012377	20.12%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.764505	11.466489	6.52%	4,226	2009
	11.730073	10.764505	-8.23%	4,226	2008
	11.400425	11.730073	2.89%	6,202	2007
	10.996193	11.400425	3.68%	6,202	2006
	10.899641	10.996193	0.89%	6,202	2005
	10.665718	10.899641	2.19%	9,963	2004
	10.000000	10.665718	6.66%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.237250	13.072959	16.34%	31,862	2009
	14.983500	11.237250	-25.00%	33,377	2008
	14.524060	14.983500	3.16%	36,812	2007
	13.356251	14.524060	8.74%	39,594	2006
	12.982902	13.356251	2.88%	39,594	2005
	12.137820	12.982902	6.96%	28,397	2004
	10.000000	12.137820	21.38%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.528165	14.003189	21.47%	80,960	2009
	17.207732	11.528165	-33.01%	91,690	2008
	16.602976	17.207732	3.64%	93,181	2007
	14.843088	16.602976	11.86%	96,668	2006
	14.195319	14.843088	4.56%	147,161	2005
	12.968571	14.195319	9.46%	96,234	2004
	10.000000	12.968571	29.69%	3,547	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.028259	12.337256	11.87%	2,553	2009
	13.293726	11.028259	-17.04%	3,978	2008
	12.861755	13.293726	3.36%	3,978	2007
	12.147263	12.861755	5.88%	6,105	2006
	11.904707	12.147263	2.04%	6,105	2005
	11.376700	11.904707	4.64%	3,123	2004
	10.000000	11.376700	13.77%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.300771	16.426672	33.54%	710	2009
	19.827051	12.300771	-37.96%	147	2008
	18.879598	19.827051	5.02%	147	2007
	17.592905	18.879598	7.31%	147	2006
	16.070571	17.592905	9.47%	147	2005
	14.220117	16.070571	13.01%	0	2004
	10.000000	14.220117	42.20%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.107442	9.874059	-2.31%	17,712	2009
	10.142390	10.107442	-0.34%	9,531	2008
	9.912735	10.142390	2.32%	25	2007
	9.710708	9.912735	2.08%	0	2006
	9.685343	9.710708	0.26%	0	2005
	9.838596	9.685343	-1.56%	0	2004
	10.000000	9.838596	-1.61%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.505138	11.544789	21.46%	0	2009
	11.768953	9.505138	-19.24%	0	2008
	11.520873	11.768953	2.15%	0	2007
	11.252909	11.520873	2.38%	0	2006
	11.277114	11.252909	-0.21%	0	2005
	10.840190	11.277114	4.03%	0	2004
	10.000000	10.840190	8.40%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.027735	8.011424	32.91%	0	2009
	10.000000	6.027735	-39.72%	80	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.964559	13.866269	26.46%	0	2009
	20.980728	10.964559	-47.74%	0	2008
	20.921852	20.980728	0.28%	0	2007
	17.502808	20.921852	19.53%	0	2006
	16.033084	17.502808	9.17%	0	2005
	13.682356	16.033084	17.18%	0	2004
	10.000000	13.682356	36.82%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.805251	9.869581	26.45%	0	2009
	14.927787	7.805251	-47.71%	30	2008
	14.887375	14.927787	0.27%	40	2007
	12.454076	14.887375	19.54%	0	2006
	11.406809	12.454076	9.18%	0	2005
	10.000000	11.406809	14.07%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.260205	7.907436	26.31%	179	2009
	10.000000	6.260205	-37.40%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.248393	7.774100	24.42%	0	2009
	10.000000	6.248393	-37.52%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.171167	7.635585	23.73%	0	2009
	10.000000	6.171167	-38.29%	38	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.651221	8.473892	27.40%	0	2009
	10.000000	6.651221	-33.49%	60	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	8.911497	11.067857	24.20%	0	2009
	17.070507	8.911497	-47.80%	0	2008
	15.966679	17.070507	6.91%	0	2007
	15.876031	15.966679	0.57%	0	2006
	15.089610	15.876031	5.21%	0	2005
	13.654589	15.089610	10.51%	0	2004
	10.000000	13.654589	36.55%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.039574	16.025902	22.90%	0	2009
	19.725378	13.039574	-33.89%	0	2008
	21.777194	19.725378	-9.42%	0	2007
	19.043904	21.777194	14.35%	0	2006
	18.973124	19.043904	0.37%	0	2005
	16.606993	18.973124	14.25%	0	2004
	10.000000	16.606993	66.07%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.070166	15.844558	31.27%	0	2009
	20.052236	12.070166	-39.81%	13	2008
	20.155684	20.052236	-0.51%	12	2007
	18.468949	20.155684	9.13%	0	2006
	16.884771	18.468949	9.38%	0	2005
	14.556637	16.884771	15.99%	0	2004
	10.000000	14.556637	45.57%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.698093	11.890424	22.61%	2,325	2009
	17.010187	9.698093	-42.99%	2,526	2008
	16.147227	17.010187	5.34%	2,628	2007
	14.580741	16.147227	10.74%	2,662	2006
	13.948628	14.580741	4.53%	2,770	2005
	13.040944	13.948628	6.96%	2,880	2004
	10.000000	13.040944	30.41%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.544191	7.065788	27.44%	0	2009
	10.000000	5.544191	-44.56%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.786923	10.236421	4.59%	0	2009
	10.000000	9.786923	-2.13%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.832801	28.33%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.829265	28.29%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.329810	12.938547	25.25%	541	2009
	16.850630	10.329810	-38.70%	556	2008
	17.720355	16.850630	-4.91%	589	2007
	15.702314	17.720355	12.85%	541	2006
	15.467889	15.702314	1.52%	541	2005
	13.528592	15.467889	14.33%	232	2004
	10.000000	13.528592	35.29%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	8.960756	12.613637	40.77%	4,808	2009
	16.888600	8.960756	-46.94%	5,043	2008
	15.191793	16.888600	11.17%	5,964	2007
	14.446687	15.191793	5.16%	6,165	2006
	14.107365	14.446687	2.41%	6,372	2005
	13.550362	14.107365	4.11%	6,034	2004
	10.000000	13.550362	35.50%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	13.436850	18.284795	36.08%	0	2009
	23.061990	13.436850	-41.74%	0	2008
	22.266032	23.061990	3.57%	0	2007
	19.427071	22.266032	14.61%	0	2006
	17.440917	19.427071	11.39%	0	2005
	10.000000	11.460639	14.61%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	8.826967	12.013919	36.10%	0	2009
	15.153984	8.826967	-41.75%	0	2008
	14.634069	15.153984	3.55%	0	2007
	12.764329	14.634069	14.65%	0	2006
	11.460639	12.764329	11.38%	0	2005
	15.024154	17.440917	16.09%	0	2004
	10.000000	15.024154	50.24%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.981521	2.446124	23.45%	0	2009
	9.496694	1.981521	-79.13%	0	2008
	10.000000	9.496694	-5.03%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.755198	3.388647	22.99%	0	2009
	13.169345	2.755198	-79.08%	0	2008
	13.551575	13.169345	-2.82%	0	2007
	12.704625	13.551575	6.67%	0	2006
	12.753802	12.704625	-0.39%	0	2005
	12.011823	12.753802	6.18%	0	2004
	10.000000	12.011823	20.12%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.782496	12.226742	24.99%	2,309	2009
	16.323497	9.782496	-40.07%	2,495	2008
	16.052090	16.323497	1.69%	2,604	2007
	14.323371	16.052090	12.07%	2,644	2006
	13.870747	14.323371	3.26%	2,751	2005
	13.014275	13.870747	6.58%	2,860	2004
	10.000000	13.014275	30.14%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.205611	16.314643	33.67%	0	2009
	20.162577	12.205611	-39.46%	18	2008
	20.942082	20.162577	-3.72%	11	2007
	18.703144	20.942082	11.97%	0	2006
	17.455969	18.703144	7.14%	0	2005
	14.999099	17.455969	16.38%	0	2004
	10.000000	14.999099	49.99%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.793425	7.93%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.872327	8.72%	0	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	8.476199	10.744545	26.76%	0	2009
	14.160200	8.476199	-40.14%	0	2008
	15.435062	14.160200	-8.26%	0	2007
	13.635814	15.435062	13.20%	0	2006
	13.269238	13.635814	2.76%	0	2005
	12.229585	13.269238	8.50%	0	2004
	10.000000	12.229585	22.30%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.311362	13.766383	21.70%	0	2009
	20.668072	11.311362	-45.27%	0	2008
	19.533822	20.668072	5.81%	0	2007
	15.661240	19.533822	24.73%	0	2006
	14.293545	15.661240	9.57%	0	2005
	12.597229	14.293545	13.47%	0	2004
	10.000000	12.597229	25.97%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.056091	12.893511	60.05%	0	2009
	13.102459	8.056091	-38.51%	0	2008
	12.717468	13.102459	3.03%	0	2007
	12.351340	12.717468	2.96%	0	2006
	11.966471	12.351340	3.22%	0	2005
	11.667245	11.966471	2.56%	0	2004
	10.000000	11.667245	16.67%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.313888	10.126844	38.46%	2,834	2009
	13.060907	7.313888	-44.00%	32	2008
	11.891744	13.060907	9.83%	19	2007
	11.138078	11.891744	6.77%	0	2006
	10.000000	11.138078	11.38%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.595128	9.289387	22.31%	0	2009
	12.204254	7.595128	-37.77%	0	2008
	12.132011	12.204254	0.60%	0	2007
	10.470555	12.132011	15.87%	0	2006
	10.000000	10.470555	4.71%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.422377	10.064089	6.81%	0	2009
	10.775844	9.422377	-12.56%	76	2008
	10.489208	10.775844	2.73%	83	2007
	10.371604	10.489208	1.13%	0	2006
	10.218514	10.371604	1.50%	0	2005
	10.054892	10.218514	1.63%	0	2004
	10.000000	10.054892	0.55%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.705265	17.413468	27.06%	0	2009
	16.508130	13.705265	-16.98%	0	2008
	15.891369	16.508130	3.88%	0	2007
	14.686104	15.891369	8.21%	0	2006
	13.410974	14.686104	9.51%	0	2005
	12.476204	13.410974	7.49%	0	2004
	10.000000	12.476204	24.76%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.417684	12.547116	49.06%	0	2009

Maximum Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.167288	11.942518	17.46%	313	2009
	17.566454	10.167288	-42.12%	313	2008
	17.166433	17.566454	2.33%	400	2007
	15.033932	17.166433	14.18%	400	2006
	14.725723	15.033932	2.09%	400	2005
	13.565446	14.725723	8.55%	400	2004
	10.000000	13.565446	35.65%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.282067	17.100771	39.23%	0	2009
	19.586401	12.282067	-37.29%	0	2008
	19.768756	19.586401	-0.92%	0	2007
	17.734824	19.768756	11.47%	0	2006
	17.039629	17.734824	4.08%	0	2005
	14.661856	17.039629	16.22%	0	2004
	10.000000	14.661856	46.62%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.738353	11.551209	7.57%	0	2009
	11.180025	10.738353	-3.95%	0	2008
	10.463084	11.180025	6.85%	0	2007
	10.552161	10.463084	-0.84%	1,542	2006
	10.644579	10.552161	-0.87%	1,542	2005
	10.307393	10.644579	3.27%	1,542	2004
	10.000000	10.307393	3.07%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.557676	12.135704	14.95%	158	2009
	16.573641	10.557676	-36.30%	158	2008
	17.057428	16.573641	-2.84%	158	2007
	14.960263	17.057428	14.02%	158	2006
	14.664594	14.960263	2.02%	158	2005
	13.346817	14.664594	9.87%	158	2004
	10.000000	13.346817	33.47%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	9.159881	11.604397	26.69%	0	2009
	12.432558	9.159881	-26.32%	0	2008
	13.056693	12.432558	-4.78%	0	2007
	11.126388	13.056693	17.35%	0	2006
	10.000000	11.126388	11.26%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.725634	13.701296	16.85%	2,113	2009
	16.414001	11.725634	-28.56%	2,089	2008
	17.762994	16.414001	-7.59%	2,271	2007
	15.362035	17.762994	15.63%	2,193	2006
	15.010011	15.362035	2.35%	2,217	2005
	13.469780	15.010011	11.43%	2,056	2004
	10.000000	13.469780	34.70%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.982048	19.82%	8,476	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.122465	16.012711	22.03%	0	2009
	19.462376	13.122465	-32.58%	167	2008
	20.075193	19.462376	-3.05%	335	2007
	17.976834	20.075193	11.67%	335	2006
	17.175156	17.976834	4.67%	335	2005
	14.437650	17.175156	18.96%	0	2004
	10.000000	14.437650	44.38%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.204691	12.553785	23.02%	34,273	2009
	16.681925	10.204691	-38.83%	39,181	2008
	16.281704	16.681925	2.46%	53,459	2007
	14.479184	16.281704	12.45%	4,075	2006
	14.204392	14.479184	1.93%	4,281	2005
	13.188293	14.204392	7.70%	4,053	2004
	10.000000	13.188293	31.88%	164	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.594037	12.638232	19.30%	0	2009
	15.445686	10.594037	-31.41%	0	2008
	14.812626	15.445686	4.27%	0	2007
	13.059200	14.812626	13.43%	5,821	2006
	12.850257	13.059200	1.63%	5,851	2005
	12.563613	12.850257	2.28%	5,271	2004
	10.000000	12.563613	25.64%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.107832	9.951947	22.74%	0	2009
	13.350271	8.107832	-39.27%	0	2008
	15.419875	13.350271	-13.42%	0	2007
	15.260764	15.419875	1.04%	0	2006
	14.811886	15.260764	3.03%	0	2005
	13.666532	14.811886	8.38%	0	2004
	10.000000	13.666532	36.67%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.069359	12.236859	10.55%	0	2009
	16.126182	11.069359	-31.36%	0	2008
	15.071744	16.126182	7.00%	0	2007
	13.336513	15.071744	13.01%	0	2006
	13.435747	13.336513	-0.74%	0	2005
	12.852316	13.435747	4.54%	0	2004
	10.000000	12.852316	28.52%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.486055	11.124607	17.27%	0	2009
	10.513384	9.486055	-9.77%	0	2008
	10.246616	10.513384	2.60%	0	2007
	10.101910	10.246616	1.43%	0	2006
	10.248489	10.101910	-1.43%	0	2005
	10.163117	10.248489	0.84%	0	2004
	10.000000	10.163117	1.63%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.780596	10.622805	20.98%	0	2009
	12.022652	8.780596	-26.97%	0	2008
	11.362864	12.022652	5.81%	0	2007
	10.623715	11.362864	6.96%	0	2006
	10.000000	10.623715	6.24%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.386197	10.521587	25.46%	0	2009
	12.786907	8.386197	-34.42%	0	2008
	11.915395	12.786907	7.31%	0	2007
	10.928377	11.915395	9.03%	0	2006
	10.000000	10.928377	9.28%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.028052	10.278354	28.03%	0	2009
	13.304385	8.028052	-39.66%	0	2008
	12.273396	13.304385	8.40%	0	2007
	11.135158	12.273396	10.22%	0	2006
	10.000000	11.135158	11.35%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.815785	15.622477	32.22%	589	2009
	21.125878	11.815785	-44.07%	589	2008
	18.454861	21.125878	14.47%	3,851	2007
	16.967663	18.454861	8.76%	8,028	2006
	14.902685	16.967663	13.86%	5,205	2005
	13.259079	14.902685	12.40%	5,158	2004
	10.000000	13.259079	32.59%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.573439	13.788695	44.03%	0	2009
	21.514558	9.573439	-55.50%	304	2008
	15.137362	21.514558	42.13%	304	2007
	13.298875	15.137362	13.82%	304	2006
	10.000000	13.298875	32.99%	304	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.821749	12.450652	26.77%	1,627	2009
	17.598043	9.821749	-44.19%	1,712	2008
	17.806618	17.598043	-1.17%	1,395	2007
	15.211627	17.806618	17.06%	1,365	2006
	14.762249	15.211627	3.04%	1,419	2005
	13.597681	14.762249	8.56%	1,238	2004
	10.000000	13.597681	35.98%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.414779	11.758494	24.89%	2,127	2009
	18.308274	9.414779	-48.58%	2,031	2008
	14.811943	18.308274	23.60%	2,149	2007
	14.239339	14.811943	4.02%	8,818	2006
	13.827562	14.239339	2.98%	8,724	2005
	13.738615	13.827562	0.65%	8,252	2004
	10.000000	13.738615	37.39%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.055439	11.332348	12.70%	573	2009
	10.672126	10.055439	-5.78%	483	2008
	10.506855	10.672126	1.57%	1,153	2007
	10.336916	10.506855	1.64%	865	2006
	10.393468	10.336916	-0.54%	0	2005
	10.220804	10.393468	1.69%	0	2004
	10.000000	10.220804	2.21%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.507346	19.787872	36.40%	1,259	2009
	24.613346	14.507346	-41.06%	1,259	2008
	21.867734	24.613346	12.56%	1,259	2007
	19.931837	21.867734	9.71%	5,457	2006
	17.303008	19.931837	15.19%	5,505	2005
	14.221699	17.303008	21.67%	5,951	2004
	10.000000	14.221699	42.22%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.513841	16.647757	23.19%	0	2009
	24.708942	13.513841	-45.31%	0	2008
	21.631057	24.708942	14.23%	0	2007
	18.817129	21.631057	14.95%	0	2006
	16.229931	18.817129	15.94%	0	2005
	14.675101	16.229931	10.60%	0	2004
	10.000000	14.675101	46.75%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.124698	11.238942	23.17%	0	2009
	16.679478	9.124698	-45.29%	0	2008
	14.600896	16.679478	14.24%	0	2007
	12.697142	14.600896	14.99%	0	2006
	10.955164	12.697142	15.90%	0	2005
	10.000000	10.955164	9.55%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.155901	15.577185	53.38%	0	2009
	21.362284	10.155901	-52.46%	0	2008
	20.760838	21.362284	2.90%	0	2007
	18.334807	20.760838	13.23%	0	2006
	18.339265	18.334807	-0.02%	0	2005
	16.505852	18.339265	11.11%	0	2004
	10.000000	16.505852	65.06%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.672400	10.153879	32.34%	0	2009
	11.175523	7.672400	-31.35%	0	2008
	11.037182	11.175523	1.25%	0	2007
	10.000000	11.037182	10.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.042301	12.646482	14.53%	1,202	2009
	15.520249	11.042301	-28.85%	1,226	2008
	16.343309	15.520249	-5.04%	2,688	2007
	14.296091	16.343309	14.32%	9,068	2006
	14.161382	14.296091	0.95%	6,864	2005
	13.071811	14.161382	8.34%	6,098	2004
	10.000000	13.071811	30.72%	162	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.026819	16.421012	26.06%	195	2009
	19.927201	13.026819	-34.63%	0	2008
	20.917891	19.927201	-4.74%	0	2007
	18.319860	20.917891	14.18%	0	2006
	17.256120	18.319860	6.16%	0	2005
	14.287477	17.256120	20.78%	0	2004
	10.000000	14.287477	42.87%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.548953	8.325434	27.13%	0	2009
	10.000000	6.548953	-34.51%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	9.144014	15.407057	68.49%	0	2009
	19.796830	9.144014	-53.81%	160	2008
	15.762654	19.796830	25.59%	160	2007
	12.600033	15.762654	25.10%	160	2006
	10.000000	12.600033	26.00%	160	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.199814	17.655265	33.75%	0	2009
	22.684654	13.199814	-41.81%	0	2008
	20.133364	22.684654	12.67%	0	2007
	16.984548	20.133364	18.54%	0	2006
	15.794791	16.984548	7.53%	0	2005
	13.653271	15.794791	15.69%	0	2004
	10.000000	13.653271	36.53%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.555241	12.794950	33.91%	274	2009
	16.425141	9.555241	-41.83%	1,154	2008
	14.579250	16.425141	12.66%	1,800	2007
	12.297462	14.579250	18.55%	1,733	2006
	11.439805	12.297462	7.50%	927	2005
	10.000000	11.439805	14.40%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3- Q/NQ	12.028607	13.933746	15.84%	0	2009
	11.604135	12.028607	3.66%	0	2008
	10.709452	11.604135	8.35%	0	2007
	9.723251	10.709452	10.14%	0	2006
	10.000000	9.723251	-2.77%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.207106	10.847943	17.82%	1,417	2009
	16.443058	9.207106	-44.01%	1,494	2008
	15.080259	16.443058	9.04%	1,734	2007
	14.567589	15.080259	3.52%	1,782	2006
	13.745581	14.567589	5.98%	1,832	2005
	13.244803	13.745581	3.78%	1,832	2004
	10.000000	13.244803	32.45%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.490410	14.537893	38.58%	0	2009
	20.330496	10.490410	-48.40%	0	2008
	18.845330	20.330496	7.88%	0	2007
	16.607666	18.845330	13.47%	4,624	2006
	15.571898	16.607666	6.65%	4,843	2005
	13.841282	15.571898	12.50%	4,909	2004
	10.000000	13.841282	38.41%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.773123	17.73%	5,542	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.072551	14.797281	22.57%	0	2009
	14.736249	12.072551	-18.08%	0	2008
	13.692007	14.736249	7.63%	0	2007
	12.704566	13.692007	7.77%	0	2006
	12.089875	12.704566	5.08%	0	2005
	11.438508	12.089875	5.69%	0	2004
	10.000000	11.438508	14.39%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.072964	17.205426	42.51%	0	2009
	22.213295	12.072964	-45.65%	0	2008
	16.659175	22.213295	33.34%	0	2007
	15.641781	16.659175	6.50%	0	2006
	14.237460	15.641781	9.86%	0	2005
	12.365582	14.237460	15.14%	0	2004
	10.000000	12.365582	23.66%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.168060	21.266882	74.78%	1,454	2009
	26.089636	12.168060	-53.36%	399	2008
	20.874311	26.089636	24.98%	152	2007
	14.578351	20.874311	43.19%	201	2006
	11.313287	14.578351	28.86%	0	2005
	10.000000	11.313287	13.13%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.763998	31.047157	74.78%	0	2009
	38.103065	17.763998	-53.38%	0	2008
	30.499218	38.103065	24.93%	0	2007
	21.309989	30.499218	43.12%	0	2006
	16.546978	21.309989	28.78%	0	2005
	14.284449	16.546978	15.84%	0	2004
	10.000000	14.284449	42.84%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.457199	12.838881	35.76%	332	2009
	15.376435	9.457199	-38.50%	925	2008
	14.191951	15.376435	8.35%	1,018	2007
	13.550232	14.191951	4.74%	6,995	2006
	13.319487	13.550232	1.73%	6,813	2005
	12.521890	13.319487	6.37%	5,882	2004
	10.000000	12.521890	25.22%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.281065	14.677396	19.51%	5,113	2009
	18.709634	12.281065	-34.36%	4,988	2008
	17.819068	18.709634	5.00%	7,179	2007
	15.149396	17.819068	17.62%	5,822	2006
	14.578054	15.149396	3.92%	5,612	2005
	13.007946	14.578054	12.07%	5,643	2004
	10.000000	13.007946	30.08%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.542060	9.448186	10.61%	2,320	2009
	10.109792	8.542060	-15.51%	2,260	2008
	9.887928	10.109792	2.24%	3,261	2007
	9.721871	9.887928	1.71%	3,257	2006
	9.818562	9.721871	-0.98%	2,571	2005
	9.982221	9.818562	-1.64%	2,132	2004
	10.000000	9.982221	-0.18%	153	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.780080	10.519198	19.81%	1,047	2009
	14.863630	8.780080	-40.93%	1,120	2008
	15.153195	14.863630	-1.91%	1,183	2007
	14.750184	15.153195	2.73%	1,228	2006
	14.686262	14.750184	0.44%	1,275	2005
	13.449871	14.686262	9.19%	1,275	2004
	10.000000	13.449871	34.50%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.671311	12.405589	28.27%	254	2009
	16.364175	9.671311	-40.90%	254	2008
	15.582420	16.364175	5.02%	1,807	2007
	14.040548	15.582420	10.98%	1,868	2006
	13.461682	14.040548	4.30%	254	2005
	12.175732	13.461682	10.56%	254	2004
	10.000000	12.175732	21.76%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.235291	12.35%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.349779	23.50%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.374717	8.883044	20.45%	52,255	2009
	10.760245	7.374717	-31.46%	50,691	2008
	10.388304	10.760245	3.58%	51,100	2007
	10.000000	10.388304	3.88%	51,457	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.167766	10.034933	9.46%	1,862	2009
	10.422119	9.167766	-12.04%	0	2008
	10.370531	10.422119	0.50%	0	2007
	10.000000	10.370531	3.71%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.130857	9.855254	38.21%	0	2009
	11.907068	7.130857	-40.11%	0	2008
	10.668873	11.907068	11.61%	0	2007
	10.000000	10.668873	6.69%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.063428	8.213007	35.45%	0	2009
	11.136891	6.063428	-45.56%	501	2008
	10.198772	11.136891	9.20%	347	2007
	10.000000	10.198772	1.99%	378	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.883189	7.504244	27.55%	2,674	2009
	9.732937	5.883189	-39.55%	0	2008
	10.000000	9.732937	-2.67%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.705005	13.829411	42.50%	0	2009
	13.808890	9.705005	-29.72%	0	2008
	13.720218	13.808890	0.65%	0	2007
	12.709010	13.720218	7.96%	0	2006
	12.717918	12.709010	-0.07%	0	2005
	11.835577	12.717918	7.45%	0	2004
	10.000000	11.835577	18.36%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.911027	11.279336	42.58%	0	2009
	11.273300	7.911027	-29.83%	0	2008
	11.197258	11.273300	0.68%	0	2007
	10.372432	11.197258	7.95%	0	2006
	10.000000	10.372432	3.72%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.419158	6.846778	26.34%	0	2009
	10.000000	5.419158	-45.81%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.201389	32.01%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.071088	7.570741	49.29%	0	2009
	10.000000	5.071088	-49.29%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.076866	7.785654	28.12%	862	2009
	10.000000	6.076866	-39.23%	1,004	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.309660	7.956194	26.10%	0	2009
	10.000000	6.309660	-36.90%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.860440	9.192454	16.95%	0	2009
	10.000000	7.860440	-21.40%	0	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.143618	8.656945	21.18%	0	2009
	10.000000	7.143618	-28.56%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.002246	9.930231	10.31%	0	2009
	10.000000	9.002246	-9.98%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.498783	8.925125	19.02%	0	2009
	10.000000	7.498783	-25.01%	0	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.783234	8.380060	23.54%	0	2009
	10.000000	6.783234	-32.17%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.237629	9.461446	14.86%	0	2009
	10.000000	8.237629	-17.62%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.763757	10.348160	5.99%	0	2009
	10.000000	9.763757	-2.36%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.769545	11.102394	13.64%	0	2009
	10.000000	9.769545	-2.30%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.464746	30.983124	59.18%	0	2009
	47.408702	19.464746	-58.94%	0	2008
	33.459249	47.408702	41.69%	0	2007
	25.147238	33.459249	33.05%	0	2006
	19.468943	25.147238	29.17%	0	2005
	16.562641	19.468943	17.55%	0	2004
	10.000000	16.562641	65.63%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.739775	18.686852	59.18%	0	2009
	28.548554	11.739775	-58.88%	0	2008
	20.112666	28.548554	41.94%	0	2007
	15.089546	20.112666	33.29%	0	2006
	11.668428	15.089546	29.32%	0	2005
	10.000000	11.668428	16.68%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.248359	11.273580	0.22%	1,453	2009
	10.698976	11.248359	5.13%	1,415	2008
	10.231074	10.698976	4.57%	2,066	2007
	10.143040	10.231074	0.87%	3,154	2006
	10.063343	10.143040	0.79%	2,207	2005
	9.985062	10.063343	0.78%	2,060	2004
	10.000000	9.985062	-0.15%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.395945	8.028332	25.52%	0	2009
	11.515743	6.395945	-44.46%	0	2008
	10.787646	11.515743	6.75%	0	2007
	10.000000	10.787646	7.88%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.616670	14.422386	24.15%	28,925	2009
	18.846640	11.616670	-38.36%	47,740	2008
	18.226640	18.846640	3.40%	61,801	2007
	15.978276	18.226640	14.07%	62,646	2006
	15.167023	15.978276	5.35%	63,592	2005
	13.628322	15.167023	11.29%	67,340	2004
	10.000000	13.628322	36.28%	157	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.453037	14.53%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.008267	20.08%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.732127	11.426159	6.47%	0	2009
	11.700793	10.732127	-8.28%	0	2008
	11.377827	11.700793	2.84%	0	2007
	10.980000	11.377827	3.62%	0	2006
	10.889154	10.980000	0.83%	0	2005
	10.660918	10.889154	2.14%	0	2004
	10.000000	10.660918	6.61%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.203480	13.027001	16.28%	39,552	2009
	14.946124	11.203480	-25.04%	43,858	2008
	14.495297	14.946124	3.11%	44,292	2007
	13.336606	14.495297	8.69%	44,589	2006
	12.970434	13.336606	2.82%	44,906	2005
	12.132370	12.970434	6.91%	55,347	2004
	10.000000	12.132370	21.32%	12,493	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.493521	13.953951	21.41%	44,205	2009
	17.164824	11.493521	-33.04%	46,452	2008
	16.570109	17.164824	3.59%	47,353	2007
	14.821279	16.570109	11.80%	47,658	2006
	14.181698	14.821279	4.51%	53,006	2005
	12.962759	14.181698	9.40%	31,853	2004
	10.000000	12.962759	29.63%	16,240	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.995112	12.293875	11.81%	181	2009
	13.260561	10.995112	-17.08%	181	2008
	12.836281	13.260561	3.31%	181	2007
	12.129392	12.836281	5.83%	181	2006
	11.893276	12.129392	1.99%	7,664	2005
	11.371597	11.893276	4.59%	7,664	2004
	10.000000	11.371597	13.72%	7,664	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.263795	16.368904	33.47%	119	2009
	19.777604	12.263795	-37.99%	434	2008
	18.842211	19.777604	4.96%	2,251	2007
	17.567024	18.842211	7.26%	2,957	2006
	16.055123	17.567024	9.42%	3,129	2005
	14.213733	16.055123	12.96%	2,810	2004
	10.000000	14.213733	42.14%	113	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.076866	9.839148	-2.36%	7,531	2009
	10.116888	10.076866	-0.40%	7,531	2008
	9.892906	10.116888	2.26%	0	2007
	9.696233	9.892906	2.03%	0	2006
	9.675846	9.696233	0.21%	0	2005
	9.833986	9.675846	-1.61%	0	2004
	10.000000	9.833986	-1.66%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.476576	11.504219	21.40%	0	2009
	11.739599	9.476576	-19.28%	0	2008
	11.498052	11.739599	2.10%	0	2007
	11.236363	11.498052	2.33%	0	2006
	11.266279	11.236363	-0.27%	0	2005
	10.835323	11.266279	3.98%	0	2004
	10.000000	10.835323	8.35%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.025673	8.004600	32.84%	946	2009
	10.000000	6.025673	-39.74%	1,087	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.932772	13.818983	26.40%	0	2009
	20.930654	10.932772	-47.77%	0	2008
	20.882678	20.930654	0.23%	0	2007
	17.478955	20.882678	19.47%	0	2006
	16.019415	17.478955	9.11%	0	2005
	13.677693	16.019415	17.12%	0	2004
	10.000000	13.677693	36.78%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.786620	9.840982	26.38%	0	2009
	14.899800	7.786620	-47.74%	325	2008
	14.867113	14.899800	0.22%	905	2007
	12.443489	14.867113	19.48%	779	2006
	11.402939	12.443489	9.13%	0	2005
	10.000000	11.402939	14.03%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.258057	7.900660	26.25%	1,113	2009
	10.000000	6.258057	-37.42%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.246255	7.767444	24.35%	271	2009
	10.000000	6.246255	-37.54%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.169051	7.629059	23.67%	3,808	2009
	10.000000	6.169051	-38.31%	306	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.648947	8.466646	27.34%	594	2009
	10.000000	6.648947	-33.51%	778	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	8.884717	11.028944	24.13%	0	2009
	17.027965	8.884717	-47.82%	0	2008
	15.935079	17.027965	6.86%	0	2007
	15.852707	15.935079	0.52%	0	2006
	15.075139	15.852707	5.16%	0	2005
	13.648474	15.075139	10.45%	0	2004
	10.000000	13.648474	36.48%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.000376	15.969545	22.84%	332	2009
	19.676194	13.000376	-33.93%	344	2008
	21.734096	19.676194	-9.47%	306	2007
	19.015924	21.734096	14.29%	276	2006
	18.954921	19.015924	0.32%	283	2005
	16.599553	18.954921	14.19%	243	2004
	10.000000	16.599553	66.00%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.033906	15.788870	31.20%	0	2009
	20.002253	12.033906	-39.84%	0	2008
	20.115799	20.002253	-0.56%	0	2007
	18.441819	20.115799	9.08%	196	2006
	16.868575	18.441819	9.33%	0	2005
	14.550118	16.868575	15.93%	0	2004
	10.000000	14.550118	45.50%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.668944	11.848623	22.54%	1,272	2009
	16.967780	9.668944	-43.02%	706	2008
	16.115265	16.967780	5.29%	1,257	2007
	14.559299	16.115265	10.69%	1,316	2006
	13.935234	14.559299	4.48%	0	2005
	13.035102	13.935234	6.91%	0	2004
	10.000000	13.035102	30.35%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.542287	7.059729	27.38%	0	2009
	10.000000	5.542287	-44.58%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.783586	10.227686	4.54%	0	2009
	10.000000	9.783586	-2.16%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.828419	28.28%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.824878	28.25%	757	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.298729	12.893005	25.19%	403	2009
	16.808572	10.298729	-38.73%	777	2008
	17.685246	16.808572	-4.96%	1,372	2007
	15.679216	17.685246	12.79%	6,897	2006
	15.453033	15.679216	1.46%	6,172	2005
	13.522524	15.453033	14.28%	5,241	2004
	10.000000	13.522524	35.23%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	8.933822	12.569288	40.69%	4,463	2009
	16.846489	8.933822	-46.97%	4,859	2008
	15.161714	16.846489	11.11%	4,732	2007
	14.425439	15.161714	5.10%	5,497	2006
	14.093816	14.425439	2.35%	5,589	2005
	13.544281	14.093816	4.06%	5,468	2004
	10.000000	13.544281	35.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.805899	11.979102	36.03%	7,439	2009
	15.125579	8.805899	-41.78%	3,301	2008
	14.614166	15.125579	3.50%	3,259	2007
	12.753485	14.614166	14.59%	3,384	2006
	11.456748	12.753485	11.32%	3,535	2005
	10.000000	11.456748	14.57%	3,465	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.396479	18.220521	36.01%	0	2009
	23.004518	13.396479	-41.77%	0	2008
	22.221980	23.004518	3.52%	0	2007
	19.398534	22.221980	14.55%	0	2006
	17.424186	19.398534	11.33%	0	2005
	15.017425	17.424186	16.03%	0	2004
	10.000000	15.017425	50.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.979825	2.442780	23.38%	0	2009
	9.493450	1.979825	-79.15%	0	2008
	10.000000	9.493450	-5.07%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.746925	3.376733	22.93%	0	2009
	13.136527	2.746925	-79.09%	0	2008
	13.524768	13.136527	-2.87%	0	2007
	12.685960	13.524768	6.61%	0	2006
	12.741564	12.685960	-0.44%	0	2005
	12.006440	12.741564	6.12%	0	2004
	10.000000	12.006440	20.06%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.753109	12.183755	24.92%	548	2009
	16.282810	9.753109	-40.10%	596	2008
	16.020323	16.282810	1.64%	1,043	2007
	14.302317	16.020323	12.01%	1,438	2006
	13.857431	14.302317	3.21%	0	2005
	13.008434	13.857431	6.53%	0	2004
	10.000000	13.008434	30.08%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.168939	16.257290	33.60%	114	2009
	20.112327	12.168939	-39.50%	313	2008
	20.900654	20.112327	-3.77%	1,419	2007
	18.675684	20.900654	11.91%	2,363	2006
	17.439231	18.675684	7.09%	0	2005
	14.992384	17.439231	16.32%	0	2004
	10.000000	14.992384	49.92%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.789730	7.90%	2,249	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.868605	8.69%	2,603	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	8.451603	10.707877	26.70%	0	2009
	14.126361	8.451603	-40.17%	0	2008
	15.406108	14.126361	-8.31%	0	2007
	13.617198	15.406108	13.14%	595	2006
	13.257903	13.617198	2.71%	595	2005
	12.225398	13.257903	8.45%	618	2004
	10.000000	12.225398	22.25%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.278549	13.719414	21.64%	0	2009
	20.618722	11.278549	-45.30%	0	2008
	19.497223	20.618722	5.75%	0	2007
	15.639878	19.497223	24.66%	0	2006
	14.281341	15.639878	9.51%	0	2005
	12.592919	14.281341	13.41%	0	2004
	10.000000	12.592919	25.93%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.032730	12.849536	59.96%	0	2009
	13.071164	8.032730	-38.55%	0	2008
	12.693644	13.071164	2.97%	0	2007
	12.334505	12.693644	2.91%	6,810	2006
	11.956265	12.334505	3.16%	6,455	2005
	11.663262	11.956265	2.51%	5,949	2004
	10.000000	11.663262	16.63%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.300161	10.102664	38.39%	549	2009
	13.043082	7.300161	-44.03%	1,149	2008
	11.881632	13.043082	9.78%	3,269	2007
	11.134297	11.881632	6.71%	4,896	2006
	10.000000	11.134297	11.34%	298	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.580883	9.267224	22.24%	0	2009
	12.187621	7.580883	-37.80%	0	2008
	12.121713	12.187621	0.54%	0	2007
	10.467009	12.121713	15.81%	0	2006
	10.000000	10.467009	4.67%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.395057	10.029772	6.76%	0	2009
	10.750102	9.395057	-12.60%	0	2008
	10.469540	10.750102	2.68%	764	2007
	10.357447	10.469540	1.08%	1,805	2006
	10.209786	10.357447	1.45%	1,111	2005
	10.051446	10.209786	1.58%	1,154	2004
	10.000000	10.051446	0.51%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.663256	17.351204	26.99%	0	2009
	16.465960	13.663256	-17.02%	0	2008
	15.858933	16.465960	3.83%	0	2007
	14.663608	15.858933	8.15%	0	2006
	13.397269	14.663608	9.45%	0	2005
	12.469819	13.397269	7.44%	0	2004
	10.000000	12.469819	24.70%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.399904	12.514207	48.98%	0	2009

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Balanced Portfolio - Class S Shares (ALBS)
18,750 shares (cost $257,488)	$220,312
MidCap Growth Portfolio - Class S Shares (ALMCS)
41,685 shares (cost $716,887)	432,686
Growth Fund - Class 1 (AFGF)
221,525 shares (cost $11,216,429)	10,289,853
High-Income Bond Fund - Class 1 (AFHY)
165,430 shares (cost $1,490,490)	1,735,362
U.S. Government/AAA - Rated Securities Fund - Class 1 (AFGC)
111,300 shares (cost $1,327,375)	1,355,630
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2,100,135 shares (cost $27,129,538)	28,183,805
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
290,301 shares (cost $1,682,840)	1,701,165
U.S. Equity Flex I Portfolio (WSCP)
2,804,064 shares (cost $33,402,398)	34,966,676
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
1,090,415 shares (cost $4,688,398)	6,073,614
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
486,875 shares (cost $13,265,296)	13,598,431
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,282,808 shares (cost $110,347,659)	108,890,727
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
1,110,655 shares (cost $4,595,569)	5,164,545
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
521,155 shares (cost $1,835,292)	2,371,257
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
4,289,451 shares (cost $217,190,330)	194,440,807
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
211,498 shares (cost $6,546,648)	9,534,336
Investors Growth Stock Series - Service Class (MIGSC)
1,395,786 shares (cost $12,951,004)	13,427,458
Value Series - Service Class (MVFSC)
29,059,375 shares (cost $292,393,976)	339,413,504
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Core Plus Fixed Income Portfolio - Class I (MSVFI)
208,416 shares (cost $2,152,015)	$2,069,567
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2,487,981 shares (cost $24,162,524)	24,506,612
Emerging Markets Debt Portfolio - Class I (MSEM)
571,711 shares (cost $4,565,498)	4,430,760
Emerging Markets Debt Portfolio - Class II (MSEMB)
174,502 shares (cost $1,377,777)	1,345,407
U.S. Real Estate Portfolio - Class I (MSVRE)
3,487 shares (cost $28,722)	35,397
U.S. Real Estate Portfolio - Class II (MSVREB)
1,103 shares (cost $9,053)	11,147
Managed Allocation Fund - Moderate Growth II (VFMG2)
525,290 shares (cost $5,201,975)	4,554,269
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
159,732 shares (cost $1,794,560)	1,760,252
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
5,471 shares (cost $69,371)	69,695
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
340,737 shares (cost $4,120,416)	4,337,579
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
80,707,248 shares (cost $1,309,411,535)	1,265,489,654
American Funds NVIT Bond Fund - Class II (GVABD2)
48,931,670 shares (cost $519,209,664)	521,122,282
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
4,477,237 shares (cost $97,564,252)	88,514,982
American Funds NVIT Growth Fund - Class II (GVAGR2)
3,094,684 shares (cost $179,199,580)	142,386,405
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
14,672,005 shares (cost $476,156,677)	491,952,336
Federated NVIT High Income Bond Fund - Class I (HIBF)
1,536,028 shares (cost $11,609,958)	10,137,784
Federated NVIT High Income Bond Fund - Class III (HIBF3)
10,751,736 shares (cost $61,955,075)	70,853,938
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
52,743 shares (cost $694,430)	599,158
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
192,534 shares (cost $2,469,543)	2,166,006
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
3,588,356 shares (cost $54,540,723)	$40,691,957
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
4,834,268 shares (cost $67,035,748)	54,772,254
Gartmore NVIT Global Utilities Fund - Class II (GVGU2)
43,239 shares (cost $490,016)	350,666
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
433,751 shares (cost $4,471,145)	3,517,719
Gartmore NVIT International Equity Fund - Class I (GIG)
7,930 shares (cost $59,126)	63,519
Gartmore NVIT International Equity Fund - Class III (GIG3)
4,354,350 shares (cost $37,491,379)	34,921,884
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2,055,564 shares (cost $14,224,717)	16,444,515
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
248,041 shares (cost $3,617,821)	2,534,983
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)
53,474 shares (cost $512,405)	547,037
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
12,080,794 shares (cost $91,945,735)	102,082,706
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
1,359,734 shares (cost $9,432,520)	11,435,366
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
190,918 shares (cost $1,668,995)	1,609,442
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
33,408,430 shares (cost $305,377,308)	281,298,979
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
1,266,940 shares (cost $9,361,520)	10,654,966
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
43,828,786 shares (cost $385,230,246)	418,126,617
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
59,439,295 shares (cost $494,446,021)	540,303,195
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
19,331,182 shares (cost $184,006,269)	194,471,692
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
53,441,922 shares (cost $456,343,709)	498,078,711
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
20,743,851 shares (cost $162,057,920)	183,375,644
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
18,081,371 shares (cost $164,616,354)	$176,474,177
NVIT Core Bond Fund - Class I (NVCBD1)
289,152 shares (cost $2,970,838)	2,952,245
NVIT Core Bond Fund - Class II (NVCBD2)
19,987,654 shares (cost $203,970,866)	203,674,193
NVIT Core Plus Bond Fund - Class II (NVLCP2)
1,266,177 shares (cost $13,362,416)	13,649,385
NVIT Fund - Class I (TRF)
18,220,212 shares (cost $189,118,967)	147,765,917
NVIT Fund - Class II (TRF2)
35,148,631 shares (cost $380,494,090)	283,649,456
NVIT Global Financial Services Fund - Class II (GVGF2)
93,291 shares (cost $1,121,920)	694,086
NVIT Global Financial Services Fund - Class III (GVGFS)
298,209 shares (cost $2,052,810)	2,227,624
NVIT Government Bond Fund - Class I (GBF)
51,393,817 shares (cost $596,078,112)	603,363,409
NVIT Growth Fund - Class I (CAF)
3,029,304 shares (cost $26,682,875)	35,624,615
NVIT Health Sciences Fund - Class II (GVGH2)
133,607 shares (cost $1,391,392)	1,265,261
NVIT Health Sciences Fund - Class III (GVGHS)
444,995 shares (cost $4,379,579)	4,280,850
NVIT Health Sciences Fund - Class VI (GVGH6)
1,478,771 shares (cost $14,358,160)	14,122,259
NVIT International Index Fund - Class VIII (GVIX8)
1,469,456 shares (cost $12,899,243)	11,902,590
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
45,325,551 shares (cost $500,947,887)	373,029,282
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
4,870,326 shares (cost $56,875,109)	58,590,026
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
8,907,348 shares (cost $110,139,304)	114,993,867
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
28,750,098 shares (cost $284,189,390)	283,763,469
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
221,528,884 shares (cost $2,469,380,467)	2,151,045,467
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
153,662,280 shares (cost $1,771,841,869)	$1,442,888,810
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
61,006,861 shares (cost $647,703,776)	598,477,310
NVIT Leaders Fund - Class III (GVUSL)
327,500 shares (cost $4,004,541)	2,816,497
NVIT Mid Cap Index Fund - Class I (MCIF)
6,004,918 shares (cost $103,678,309)	88,992,886
NVIT Money Market Fund - Class I (SAM)
612,166,355 shares (cost $612,166,355)	612,166,355
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
5,513,468 shares (cost $41,969,174)	47,636,363
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
31,439,414 shares (cost $285,746,208)	271,007,752
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
105,437 shares (cost $1,484,884)	1,032,224
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
875,718 shares (cost $12,826,303)	8,573,283
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
4,465,802 shares (cost $43,305,403)	43,541,569
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
405,042 shares (cost $3,074,589)	3,519,819
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
19,037,007 shares (cost $132,499,808)	165,241,222
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
4,655,699 shares (cost $34,657,469)	38,828,526
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
23,651,832 shares (cost $175,537,924)	198,438,874
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
20,199,770 shares (cost $170,179,107)	168,668,082
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
36,681,534 shares (cost $319,982,415)	334,902,403
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
471,349 shares (cost $7,377,501)	5,797,590
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
949,105 shares (cost $14,207,190)	11,455,697
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
4,454,286 shares (cost $51,008,871)	36,970,572
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
3,212,127 shares (cost $30,381,666)	$26,275,198
NVIT Multi-Manager Small Company Fund - Class I (SCF)
5,938,943 shares (cost $122,709,113)	85,817,724
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
3,038,979 shares (cost $52,708,368)	42,940,779
NVIT Multi-Sector Bond Fund - Class I (MSBF)
9,079,853 shares (cost $79,969,318)	75,090,382
NVIT Short Term Bond Fund - Class II (NVSTB2)
7,449,317 shares (cost $75,739,918)	76,355,495
NVIT Technology & Communications Fund - Class I (GGTC)
51,115 shares (cost $167,660)	173,791
NVIT Technology & Communications Fund - Class II (GGTC2)
221,816 shares (cost $823,783)	743,085
NVIT Technology & Communications Fund - Class III (GGTC3)
1,611,773 shares (cost $4,394,058)	5,528,383
NVIT Technology & Communications Fund - Class VI (GGTC6)
4,414,808 shares (cost $13,286,109)	14,877,903
NVIT U.S. Growth Leaders Fund - Class II (GVUG2)
1,975,256 shares (cost $17,634,761)	14,597,140
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
323,121 shares (cost $3,113,627)	2,442,799
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
42,482 shares (cost $578,702)	598,143
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
116,286 shares (cost $1,529,845)	1,636,146
Templeton NVIT International Value Fund - Class III (NVTIV3)
22,877,272 shares (cost $260,061,069)	317,994,082
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
9,636,349 shares (cost $87,698,456)	85,185,326
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
8,392,452 shares (cost $52,488,288)	61,264,901
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)
7,041,551 shares (cost $43,863,485)	51,262,494
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
23,404,536 shares (cost $291,762,200)	262,598,891
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
662,807 shares (cost $7,311,519)	7,052,264
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Low Duration Portfolio - Advisor Class (PMVLAD)
15,137,792 shares (cost $155,334,733)	$153,043,079
V.I. Basic Value Fund - Series II (AVBV2)
1,836 shares (cost $10,085)	10,923
V.I. Capital Appreciation Fund - Series II (AVCA2)
387,722 shares (cost $9,964,782)	7,754,437
V.I. Capital Development Fund - Series II (AVCD2)
1,768,965 shares (cost $25,119,712)	19,440,929
VPS Growth and Income Portfolio - Class B (ALVGIB)
604,486 shares (cost $13,234,456)	9,115,654
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
1,575,178 shares (cost $18,147,097)	21,044,375
Money Market Portfolio(TM) (CHSMM)
17,177,763 shares (cost $17,177,763)	17,177,763
VP Balanced Fund - Class I (ACVB)
7,037,718 shares (cost $44,560,447)	40,466,877
VP Capital Appreciation Fund - Class I (ACVCA)
9,908 shares (cost $92,142)	106,706
VP Income & Growth Fund - Class I (ACVIG)
2,934,083 shares (cost $19,768,456)	15,785,365
VP Income & Growth Fund - Class II (ACVIG2)
1,178,424 shares (cost $8,253,611)	6,339,919
VP Inflation Protection Fund - Class II (ACVIP2)
14,151,471 shares (cost $147,722,729)	151,845,289
VP International Fund - Class I (ACVI)
4,599 shares (cost $31,246)	35,554
VP International Fund - Class III (ACVI3)
47 shares (cost $315)	363
VP Mid Cap Value Fund - Class I (ACVMV1)
451,522 shares (cost $4,909,167)	5,472,448
VP Mid Cap Value Fund - Class II (ACVMV2)
3,007,959 shares (cost $33,083,354)	36,486,543
VP Ultra(R) Fund - Class II (ACVU2)
1,654 shares (cost $11,262)	13,296
VP Value Fund - Class I (ACVV)
11,322,525 shares (cost $80,383,041)	59,782,930
VP Value Fund - Class II (ACVV2)
14,429,475 shares (cost $96,139,089)	76,331,922
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VP Vista(SM) Fund - Class I (ACVVS1)
730 shares (cost $8,369)	$9,632
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
4,277,477 shares (cost $51,571,635)	41,705,403
Stock Index Fund, Inc. - Initial Shares (DSIF)
9,593,832 shares (cost $243,219,019)	252,413,713
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,511,153 shares (cost $103,634,652)	92,483,773
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,718,129 shares (cost $39,688,247)	45,118,066
Appreciation Portfolio - Initial Shares (DCAP)
823,104 shares (cost $27,822,436)	25,845,478
Appreciation Portfolio - Service Shares (DCAPS)
750,654 shares (cost $24,547,459)	23,427,916
Developing Leaders Portfolio - Service Shares (DVDLS)
59,525 shares (cost $1,964,299)	1,383,371
Growth and Income Portfolio - Initial Shares (DGI)
883,766 shares (cost $16,828,670)	14,900,291
Capital Appreciation Fund II - Service Shares (FCA2S)
298,262 shares (cost $1,724,272)	1,703,078
Clover Value Fund II - Service Shares (FALFS)
102,373 shares (cost $1,319,445)	924,428
Market Opportunity Fund II - Service Shares (FVMOS)
736,109 shares (cost $7,510,446)	7,250,671
Quality Bond Fund II - Primary Shares (FQB)
1,156,252 shares (cost $12,381,400)	12,950,022
Quality Bond Fund II - Service Shares (FQBS)
4,824,488 shares (cost $52,526,412)	53,793,039
Contrafund Portfolio - Service Class 2 (FC2)
11,410,061 shares (cost $331,888,463)	231,510,138
Equity-Income Portfolio - Initial Class (FEIP)
23,389,583 shares (cost $525,449,207)	393,178,893
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
1,624,068 shares (cost $16,928,544)	12,619,012
High Income Portfolio - Initial Class (FHIP)
12,280,322 shares (cost $72,206,293)	64,962,901
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
13,501,694 shares (cost $189,749,681)	175,522,016
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Contrafund Portfolio - Initial Class (FCP)
18,187,651 shares (cost $443,717,837)	$375,029,364
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
4,658,989 shares (cost $101,680,618)	78,224,434
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
7,109,014 shares (cost $161,914,795)	117,796,364
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
537,620 shares (cost $5,528,649)	5,252,552
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
6,268,608 shares (cost $66,747,508)	61,056,238
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
775,114 shares (cost $7,791,921)	7,363,586
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
12,040,819 shares (cost $126,410,327)	114,146,961
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
600,498 shares (cost $6,094,528)	5,416,493
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2,096,691 shares (cost $22,475,344)	18,870,218
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
990,518 shares (cost $14,695,054)	14,372,417
VIP Fund - Growth Portfolio - Initial Class (FGP)
11,795,491 shares (cost $390,412,200)	354,336,543
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
1,506,795 shares (cost $56,170,003)	44,827,166
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
4,772,804 shares (cost $20,592,889)	25,152,678
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2,328,721 shares (cost $28,258,736)	28,852,853
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
41,918,245 shares (cost $511,198,364)	513,917,689
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
874,699 shares (cost $24,153,946)	22,226,105
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
7,488,473 shares (cost $221,987,210)	187,960,666
VIP Fund - Overseas Portfolio - Initial Class (FOP)
4,860,741 shares (cost $79,114,401)	73,154,150
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2,343,451 shares (cost $45,112,486)	35,198,637
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
261,634 shares (cost $4,613,285)	$3,903,581
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
3,582,226 shares (cost $67,247,449)	53,016,951
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
907,832 shares (cost $7,864,223)	6,999,387
Franklin Income Securities Fund - Class 2 (FTVIS2)
7,956,643 shares (cost $130,197,418)	112,347,794
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
4,348,673 shares (cost $76,807,751)	68,969,952
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
14,281,260 shares (cost $153,279,139)	182,371,691
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
3,790,535 shares (cost $42,700,234)	36,881,905
Templeton Foreign Securities Fund - Class 2 (TIF2)
418,430 shares (cost $5,647,615)	5,627,886
Templeton Foreign Securities Fund - Class 3 (TIF3)
6,867,226 shares (cost $76,744,010)	91,814,811
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
4,505,917 shares (cost $75,549,691)	78,087,536
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
1,647,042 shares (cost $10,810,684)	11,759,877
Growth Portfolio - I Class Shares (AMTG)
6,638 shares (cost $80,590)	94,063
International Portfolio - S Class Shares (AMINS)
9 shares (cost $87)	88
Partners Portfolio- I Class Shares (AMTP)
4,512 shares (cost $43,701)	44,265
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
398,668 shares (cost $4,852,033)	4,086,352
Socially Responsive Portfolio - I Class Shares (AMSRS)
2,233,426 shares (cost $33,893,176)	27,024,450
Balanced Fund/VA - Non-Service Shares (OVMS)
4,949,891 shares (cost $74,640,095)	50,983,879
Capital Appreciation Fund/VA - Service Class (OVCAFS)
1,095,756 shares (cost $40,690,174)	40,148,494
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
1,284,035 shares (cost $45,295,441)	47,432,267
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Core Bond Fund/VA - Non-Service Shares (OVB)
6,026,762 shares (cost $65,156,459)	$42,609,207
Global Securities Fund/VA - Class 3 (OVGS3)
2,477,242 shares (cost $71,590,777)	66,068,044
Global Securities Fund/VA - Class 4 (OVGS4)
2,548,732 shares (cost $79,509,061)	67,082,613
Global Securities Fund/VA - Non-Service Shares (OVGS)
5,086,630 shares (cost $113,264,402)	134,795,700
Global Securities Fund/VA - Service Class (OVGSS)
427,166 shares (cost $11,474,300)	11,225,928
High Income Fund/VA - Class 3 (OVHI3)
192,691 shares (cost $319,040)	383,456
High Income Fund/VA - Class 4 (OVHI4)
3,533,105 shares (cost $5,759,571)	7,101,541
High Income Fund/VA - Non-Service Shares (OVHI)
22,504 shares (cost $176,840)	44,558
High Income Fund/VA - Service Class (OVHIS)
1,833,831 shares (cost $14,704,984)	3,649,324
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
763,761 shares (cost $15,613,026)	13,885,181
Main Street Fund(R)/VA - Service Class (OVGIS)
17,035,163 shares (cost $374,789,446)	307,314,341
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
311,423 shares (cost $3,897,713)	4,484,492
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2,499,549 shares (cost $24,443,642)	35,693,559
MidCap Fund/VA - Non-Service Shares (OVAG)
231,893 shares (cost $10,915,864)	8,468,727
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
258,302 shares (cost $5,556,556)	3,719,545
Putnam VT International Equity Fund - IB Shares (PVTIGB)
61,491 shares (cost $898,993)	681,323
Putnam VT Voyager Fund - IB Shares (PVTVB)
88,758 shares (cost $2,468,143)	2,875,757
Diversified Stock Fund Class A Shares (VYDS)
60,643 shares (cost $572,141)	531,839
Blue Chip Growth Portfolio - II (TRBCG2)
3,961,986 shares (cost $35,780,597)	37,638,866
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Equity Income Portfolio - II (TREI2)
4,246,808 shares (cost $89,420,601)	$74,786,298
Limited-Term Bond Portfolio - II (TRLT2)
3 shares (cost $13)	13
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
566,727 shares (cost $6,567,464)	6,659,045
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
1,136,094 shares (cost $13,388,609)	13,349,100
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
1,779,721 shares (cost $19,937,328)	19,950,677
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,950,943 shares (cost $29,576,537)	21,889,582
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,063,856 shares (cost $34,295,882)	31,128,427
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
1,124,544 shares (cost $26,121,883)	32,904,166
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
3,821,692 shares (cost $33,619,879)	35,256,258
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2,731 shares (cost $36,871)	42,881
Advantage Funds Variable Trust - VT Large Company Growth Fund (WFVLCG)
11,566 shares (cost $100,955)	103,748
Advantage Funds Variable Trust - VT Money Market Fund (WFVMM)
156,780 shares (cost $156,780)	156,780
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
17,297 shares (cost $223,126)	259,630
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
1,584,147 shares (cost $9,066,530)	10,059,335
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)
1,232 shares (cost $11,066)	9,643
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)
25,104 shares (cost $259,655)	$259,575

Total Investments	21,471,659,903
Accounts Receivable U.S. Real Estate Portfolio - Class I (MSVRE)	5,875
Accounts Receivable U.S. Real Estate Portfolio - Class II (MSVREB)	2,508
Accounts Receivable V.I. Basic Value Fund - Series II (AVBV2)	1,828
Accounts Receivable VP Ultra(R) Fund - Class II (ACVU2)	433
Accounts Receivable Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	21,323

Total Assets	$21,471,691,870
Accounts Payable Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)	56,722
Accounts Payable VP International Fund - Class I (ACVI)	747
Accounts Payable VP International Fund - Class III (ACVI3)	7
Accounts Payable Growth Portfolio - I Class Shares (AMTG)	74,249
Accounts Payable International Portfolio - S Class Shares (AMINS)	88
Accounts Payable Partners Portfolio- I Class Shares (AMTP)	23,015
Accounts Payable Limited-Term Bond Portfolio - II (TRLT2)	2
Accounts Payable Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	3,617
Other Accounts Payable	253,123

$21,471,280,300

Contract Owners’ Equity:
Accumulation units	21,462,886,103
Contracts in payout (annuitization) period	8,394,197

Total Contract Owners’ Equity (note 5)	$21,471,280,300

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	ALBS	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CSIEF3

Reinvested dividends	$345,105,437	5,728	-	80,075	113,973	37,970	345,479	-
Mortality and expense risk charges (note 2)	(295,502,556)	(2,028)	(3,645)	(123,183)	(18,720)	(19,040)	(119,334)	(1,233)

Net investment income (loss)	49,602,881	3,700	(3,645)	(43,108)	95,253	18,930	226,145	(1,233)

Realized gain (loss) on investments	(1,638,769,490)	(12,724)	(45,009)	(359,600)	1,167	1,011	19,518	52
Change in unrealized gain (loss) on investments	5,024,146,648	57,489	187,323	3,503,727	393,367	(10,779)	1,054,267	18,325

Net gain (loss) on investments	3,385,377,158	44,765	142,314	3,144,127	394,534	(9,768)	1,073,785	18,377

Reinvested capital gains	266,022,593	-	-	-	-	12,897	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,701,002,632	48,465	138,669	3,101,019	489,787	22,059	1,299,930	17,144

Investment Activity:	WSCP	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2

Reinvested dividends	$368,018	-	332,903	11,477	-	-	18,666	630,618
Mortality and expense risk charges (note 2)	(424,427)	(52,350)	(171,097)	(1,333,930)	(51,931)	(26,821)	(33,475)	(2,356,317)

Net investment income (loss)	(56,409)	(52,350)	161,806	(1,322,453)	(51,931)	(26,821)	(14,809)	(1,725,699)

Realized gain (loss) on investments	335,321	120,458	98,845	1,346,294	77,619	3,692	(1,782,822)	(13,207,264)
Change in unrealized gain (loss) on investments	6,359,410	1,385,216	1,901,259	30,329,801	1,695,971	901,951	2,118,307	94,042,772

Net gain (loss) on investments	6,694,731	1,505,674	2,000,104	31,676,095	1,773,590	905,643	335,485	80,835,508

Reinvested capital gains	-	-	444,011	-	-	-	-	4,306,852

Net increase (decrease) in contract owners’ equity resulting from operations	$6,638,322	1,453,324	2,605,921	30,353,642	1,721,659	878,822	320,676	83,416,661

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	JAIGS	MIGSC	MVFSC	MSVFI	MSVF2	MSEM	MSEMB	MSVRE

Reinvested dividends	$33,225	54,128	3,090,429	234,876	12,896,456	347,645	101,811	1,640,097
Mortality and expense risk charges (note 2)	(111,662)	(196,947)	(4,713,440)	(32,532)	(1,725,831)	(58,061)	(18,917)	(388,143)

Net investment income (loss)	(78,437)	(142,819)	(1,623,011)	202,344	11,170,625	289,584	82,894	1,251,954

Realized gain (loss) on investments	520,950	(264,896)	(6,438,115)	(321,844)	(36,883,147)	(117,690)	(89,704)	(66,930,523)
Change in unrealized gain (loss) on investments	3,836,579	4,149,861	77,682,129	310,295	32,378,594	914,507	320,524	68,126,489

Net gain (loss) on investments	4,357,529	3,884,965	71,244,014	(11,549)	(4,504,553)	796,817	230,820	1,195,966

Reinvested capital gains	235,876	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,514,968	3,742,146	69,621,003	190,795	6,666,072	1,086,401	313,714	2,447,920

Investment Activity:	MSVREB	VFMG2	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2

Reinvested dividends	$1,053,693	518	57,673	345	24,746	748,122	1,397,673	-
Mortality and expense risk charges (note 2)	(316,464)	(64,890)	(7,905)	(161)	(21,055)	(15,120,785)	(7,345,653)	(1,012,227)

Net investment income (loss)	737,229	(64,372)	49,768	184	3,691	(14,372,663)	(5,947,980)	(1,012,227)

Realized gain (loss) on investments	(57,817,100)	(880,284)	12,227	394	10,546	(967,861)	(5,520,833)	(2,346,433)
Change in unrealized gain (loss) on investments	58,458,616	1,768,219	(34,308)	324	217,163	183,848,906	48,539,026	20,478,116

Net gain (loss) on investments	641,516	887,935	(22,081)	718	227,709	182,881,045	43,018,193	18,131,683

Reinvested capital gains	-	25,226	7,662	2,329	157,670	23,952,905	133,572	5,145,844

Net increase (decrease) in contract owners’ equity resulting from operations	$1,378,745	848,789	35,349	3,231	389,070	192,461,287	37,203,785	22,265,300

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6

Reinvested dividends	$-	-	883,942	4,951,434	6,462	21,967	433,826	458,660
Mortality and expense risk charges (note 2)	(1,734,567)	(6,898,859)	(140,715)	(760,867)	(6,768)	(29,136)	(446,762)	(640,134)

Net investment income (loss)	(1,734,567)	(6,898,859)	743,227	4,190,567	(306)	(7,169)	(12,936)	(181,474)

Realized gain (loss) on investments	(14,738,005)	(12,387,580)	(868,839)	(6,795,418)	(13,506)	(151,694)	(5,122,632)	(14,512,801)
Change in unrealized gain (loss) on investments	37,729,828	111,016,457	3,419,998	20,803,406	249,347	1,060,048	21,233,938	33,590,395

Net gain (loss) on investments	22,991,823	98,628,877	2,551,159	14,007,988	235,841	908,354	16,111,306	19,077,594
Reinvested capital gains	13,208,018	9,902,860	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34,465,274	101,632,878	3,294,386	18,198,555	235,535	901,185	16,098,370	18,896,120

Investment Activity:	GVGU2	GVGU	GIG	GIG3	NVIE6	GEF3	NVGWL6	NVNMO1

Reinvested dividends	$12,887	141,691	717	144,686	50,100	23,937	2,224	69,882
Mortality and expense risk charges (note 2)	(5,296)	(50,296)	(796)	(280,518)	(132,952)	(30,947)	(2,373)	(512,001)

Net investment income (loss)	7,591	91,395	(79)	(135,832)	(82,852)	(7,010)	(149)	(442,119)
Realized gain (loss) on investments	(23,217)	(1,835,008)	2,830	(3,448,615)	(1,111,808)	(915,157)	8,059	588,120
Change in unrealized gain (loss) on investments	33,458	1,849,941	13,373	8,852,276	3,598,820	1,375,926	34,632	10,150,274

Net gain (loss) on investments	10,241	14,933	16,203	5,403,661	2,487,012	460,769	42,691	10,738,394

Reinvested capital gains	-	-	-	-	-	-	-	221,132

Net increase (decrease) in contract owners’ equity resulting from operations	$17,832	106,328	16,124	5,267,829	2,404,160	453,759	42,542	10,517,407

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

Reinvested dividends	$-	8,002	1,129,647	72,295	6,254,610	5,665,665	3,799,581	6,135,803
Mortality and expense risk charges (note 2)	(91,964)	(21,557)	(4,996,722)	(116,195)	(5,376,582)	(4,758,415)	(1,979,842)	(4,251,068)

Net investment income (loss)	(91,964)	(13,555)	(3,867,075)	(43,900)	878,028	907,250	1,819,739	1,884,735

Realized gain (loss) on investments	(66,350)	(343,055)	(36,769,848)	(415,017)	-	(1,407,350)	353,906	(652,099)
Change in unrealized gain (loss) on investments	2,292,034	758,225	109,745,964	2,541,584	48,916,872	68,998,819	12,131,843	58,689,713

Net gain (loss) on investments	2,225,684	415,170	72,976,116	2,126,567	48,916,872	67,591,469	12,485,749	58,037,614

Reinvested capital gains	23,974	-	-	2,352	-	-	350,618	23,073

Net increase (decrease) in contract owners’ equity resulting from operations	$2,157,694	401,615	69,109,041	2,085,019	49,794,900	68,498,719	14,656,106	59,945,422

Investment Activity:	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF2

Reinvested dividends	$2,201,747	2,754,748	55,724	3,263,100	335,468	1,819,595	3,263,545	5,557
Mortality and expense risk charges (note 2)	(2,416,026)	(1,619,467)	(19,641)	(1,764,895)	(105,931)	(1,797,359)	(5,141,628)	(9,030)

Net investment income (loss)	(214,279)	1,135,281	36,083	1,498,205	229,537	22,236	(1,878,083)	(3,473)

Realized gain (loss) on investments	(3,971,723)	(305,054)	41,990	355,131	75,296	(17,933,556)	(90,782,560)	(90,836)
Change in unrealized gain (loss) on investments	44,166,282	15,150,108	(22,864)	(290,103)	270,795	47,498,047	149,784,333	267,529

Net gain (loss) on investments	40,194,559	14,845,054	19,126	65,028	346,091	29,564,491	59,001,773	176,693

Reinvested capital gains	67,529	101,727	12,928	968,892	240,567	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$40,047,809	16,082,062	68,137	2,532,125	816,195	29,586,727	57,123,690	173,220

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6	GVIX8	GVIDA

Reinvested dividends	$23,131	21,195,980	177,346	1,759	11,975	19,202	236,422	3,689,921
Mortality and expense risk charges (note 2)	(27,441)	(10,329,512)	(425,965)	(18,599)	(54,365)	(199,065)	(126,875)	(6,671,745)

Net investment income (loss)	(4,310)	10,866,468	(248,619)	(16,840)	(42,390)	(179,863)	109,547	(2,981,824)

Realized gain (loss) on investments	(1,002,849)	1,805,355	(448,767)	(69,342)	(760,771)	(3,364,043)	(1,419,623)	(23,868,768)
Change in unrealized gain (loss) on investments	1,661,926	(15,554,220)	9,649,201	278,625	1,386,647	5,119,108	3,407,422	85,687,122

Net gain (loss) on investments	659,077	(13,748,865)	9,200,434	209,283	625,876	1,755,065	1,987,799	61,818,354

Reinvested capital gains	-	8,836,233	-	-	-	-	-	19,329,241

Net increase (decrease) in contract owners’ equity resulting from operations	$654,767	5,953,836	8,951,815	192,443	583,486	1,575,202	2,097,346	78,165,771

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUSL	MCIF

Reinvested dividends	$476,596	971,779	4,443,777	28,951,102	17,035,538	9,089,435	22,348	715,622
Mortality and expense risk charges (note 2)	(237,914)	(456,313)	(3,840,258)	(34,136,389)	(22,502,799)	(9,487,314)	(34,692)	(1,060,285)

Net investment income (loss)	238,682	515,466	603,519	(5,185,287)	(5,467,261)	(397,879)	(12,344)	(344,663)

Realized gain (loss) on investments	34,592	14,184	(2,135,252)	(8,238,065)	(24,234,809)	(4,659,856)	(1,095,850)	(4,294,187)
Change in unrealized gain (loss) on investments	1,714,917	4,854,563	18,290,179	278,674,054	247,531,738	60,421,548	1,815,308	24,206,416

Net gain (loss) on investments	1,749,509	4,868,747	16,154,927	270,435,989	223,296,929	55,761,692	719,458	19,912,229

Reinvested capital gains	385,931	576,469	1,321,137	43,913,323	55,805,571	8,567,242	-	2,214,895

Net increase (decrease) in contract owners’ equity resulting from operations	$2,374,122	5,960,682	18,079,583	309,164,025	273,635,239	63,931,055	707,114	21,782,461

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2

Reinvested dividends	$329,543	160,611	2,401,910	17,307	175,573	1,313,669	11,024	352,824
Mortality and expense risk charges (note 2)	(10,367,431)	(250,379)	(4,185,495)	(14,548)	(112,779)	(1,088,184)	(18,032)	(1,332,116)

Net investment income (loss)	(10,037,888)	(89,768)	(1,783,585)	2,759	62,794	225,485	(7,008)	(979,292)

Realized gain (loss) on investments	-	(135,374)	(11,054,510)	(216,109)	(3,666,379)	(124,261,973)	52,549	1,452,779
Change in unrealized gain (loss) on investments	-	6,322,921	84,231,085	427,220	5,548,736	129,977,230	447,033	32,814,686

Net gain (loss) on investments	-	6,187,547	73,176,575	211,111	1,882,357	5,715,257	499,582	34,267,465

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,037,888)	6,097,779	71,392,990	213,870	1,945,151	5,940,742	492,574	33,288,173

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2

Reinvested dividends	$190,789	-	-	2,150,292	-	-	197,934	97,712
Mortality and expense risk charges (note 2)	(283,993)	(998,275)	(2,422,724)	(3,253,535)	(65,258)	(147,566)	(453,184)	(324,119)

Net investment income (loss)	(93,204)	(998,275)	(2,422,724)	(1,103,243)	(65,258)	(147,566)	(255,250)	(226,407)

Realized gain (loss) on investments	20,789	1,169,167	(8,125,079)	(28,914,331)	(513,450)	(1,457,954)	(6,879,061)	(2,835,775)
Change in unrealized gain (loss) on investments	4,641,851	23,108,328	44,098,043	83,167,865	1,748,706	3,868,968	14,575,750	8,514,583

Net gain (loss) on investments	4,662,640	24,277,495	35,972,964	54,253,534	1,235,256	2,411,014	7,696,689	5,678,808

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,569,436	23,279,220	33,550,240	53,150,291	1,169,998	2,263,448	7,441,439	5,452,401

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC2	GGTC3	GGTC6
Reinvested dividends	$206,888	57,827	6,059,975	1,015,346	-	-	-	-
Mortality and expense risk charges (note 2)	(1,017,550)	(565,565)	(939,721)	(733,624)	(1,932)	(9,307)	(50,639)	(141,378)

Net investment income (loss)	(810,662)	(507,738)	5,120,254	281,722	(1,932)	(9,307)	(50,639)	(141,378)

Realized gain (loss) on investments	(10,059,363)	(42,981,547)	(3,174,720)	205,956	(7,364)	(70,350)	(1,141,728)	(2,422,623)
Change in unrealized gain (loss) on investments	32,766,156	52,465,466	9,790,510	767,682	71,933	342,305	2,800,319	6,279,749

Net gain (loss) on investments	22,706,793	9,483,919	6,615,790	973,638	64,569	271,955	1,658,591	3,857,126

Reinvested capital gains	-	-	-	230,664	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,896,131	8,976,181	11,736,044	1,486,024	62,637	262,648	1,607,952	3,715,748

Investment Activity:	GVUG2	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF2	NVRE1	NVRE2
Reinvested dividends	$-	-	654	57	994,965	944,417	493,504	382,083
Mortality and expense risk charges (note 2)	(218,450)	(32,612)	(1,304)	(5,308)	(2,643,638)	(1,514,432)	(294,119)	(292,408)

Net investment income (loss)	(218,450)	(32,612)	(650)	(5,251)	(1,648,673)	(570,015)	199,385	89,675

Realized gain (loss) on investments	(2,984,177)	(970,740)	5,718	1,627	3,445,315	(40,893,495)	(69,898)	(154,468)
Change in unrealized gain (loss) on investments	6,234,180	1,488,522	19,440	106,301	57,933,012	60,015,533	9,105,111	8,274,525

Net gain (loss) on investments	3,250,003	517,782	25,158	107,928	61,378,327	19,122,038	9,035,213	8,120,057

Reinvested capital gains	-	-	9,860	25,634	530,532	-	195,773	165,020

Net increase (decrease) in contract owners’ equity resulting from operations	$3,031,553	485,170	34,368	128,311	60,260,186	18,552,023	9,430,371	8,374,752

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AMTB	PMVFAD	PMVLAD	AVBV2	AVCA2	AVCD2	ALVGIB	ALVSVB

Reinvested dividends	$20,423,127	39,327	1,614,513	111	19,683	-	304,489	109,709
Mortality and expense risk charges (note 2)	(5,054,743)	(34,270)	(1,092,095)	(234,538)	(120,598)	(264,531)	(134,264)	(227,257)

Net investment income (loss)	15,368,384	5,057	522,418	(234,427)	(100,915)	(264,531)	170,225	(117,548)

Realized gain (loss) on investments	(25,869,568)	267,920	67,791	(20,552,126)	(645,614)	(2,615,542)	(1,426,904)	(3,399,584)
Change in unrealized gain (loss) on investments	41,225,297	(259,254)	(2,291,654)	27,703,473	1,982,553	8,246,231	2,686,885	8,029,882

Net gain (loss) on investments	15,355,729	8,666	(2,223,863)	7,151,347	1,336,939	5,630,689	1,259,981	4,630,298

Reinvested capital gains	-	96,384	6,691,974	-	-	-	-	578,687

Net increase (decrease) in contract owners’ equity resulting from operations	$30,724,113	110,107	4,990,529	6,916,920	1,236,024	5,366,158	1,430,206	5,091,437

Investment Activity:	CHSMM	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI2

Reinvested dividends	$24,862	2,152,041	618,872	742,670	263,885	2,480,859	554,562	30,954
Mortality and expense risk charges (note 2)	(216,104)	(535,537)	(568,450)	(203,310)	(87,857)	(2,195,736)	(204,166)	(13,172)

Net investment income (loss)	(191,242)	1,616,504	50,422	539,360	176,028	285,123	350,396	17,782

Realized gain (loss) on investments	-	(2,212,965)	4,551,873	(1,165,437)	(572,077)	(202,624)	(9,145)	(106,214)
Change in unrealized gain (loss) on investments	-	5,655,141	8,972,785	2,933,568	1,228,206	11,207,481	3,849,929	318,636

Net gain (loss) on investments	-	3,442,176	13,524,658	1,768,131	656,129	11,004,857	3,840,784	212,422

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(191,242)	5,058,680	13,575,080	2,307,491	832,157	11,289,980	4,191,180	230,204

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	ACVI3	ACVI4	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV	ACVV2

Reinvested dividends	$320,367	179,033	170,761	1,025,722	5,940	14,365	3,341,831	3,725,944
Mortality and expense risk charges (note 2)	(116,379)	(81,382)	(57,865)	(510,984)	(15,643)	(80,554)	(755,494)	(1,093,941)

Net investment income (loss)	203,988	97,651	112,896	514,738	(9,703)	(66,189)	2,586,337	2,632,003

Realized gain (loss) on investments	(2,231,080)	(5,595,137)	(943,068)	(3,319,997)	(945,133)	(4,034,923)	(11,135,716)	(10,840,268)
Change in unrealized gain (loss) on investments	4,460,584	6,920,566	1,832,781	10,421,729	1,249,487	5,190,116	17,564,038	19,372,709

Net gain (loss) on investments	2,229,504	1,325,429	889,713	7,101,732	304,354	1,155,193	6,428,322	8,532,441

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,433,492	1,423,080	1,002,609	7,616,470	294,651	1,089,004	9,014,659	11,164,444

Investment Activity:	ACVVS1	ACVVS2	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS

Reinvested dividends	$-	-	884,480	4,787,313	1,441,052	391,401	647,162	404,971
Mortality and expense risk charges (note 2)	(27,942)	(122,171)	(527,689)	(3,086,817)	(1,193,696)	(530,778)	(319,399)	(305,874)

Net investment income (loss)	(27,942)	(122,171)	356,791	1,700,496	247,356	(139,377)	327,763	99,097

Realized gain (loss) on investments	(2,967,805)	(9,420,126)	(6,783,770)	(2,732,992)	(2,976,952)	(3,369,538)	(701,338)	(1,271,428)
Change in unrealized gain (loss) on investments	3,303,758	10,407,868	8,152,379	37,276,545	15,639,657	14,809,941	3,053,834	3,564,180

Net gain (loss) on investments	335,953	987,742	1,368,609	34,543,553	12,662,705	11,440,403	2,352,496	2,292,752

Reinvested capital gains	-	-	5,995,719	14,946,956	4,719,219	-	1,888,385	1,333,884

Net increase (decrease) in contract owners’ equity resulting from operations	$308,011	865,571	7,721,119	51,191,005	17,629,280	11,301,026	4,568,644	3,725,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	DVDLS	DGI	FCA2S	FALFS	FVMOS	FQB	FQBS	FC2

Reinvested dividends	$15,510	179,951	12,757	19,490	139,416	814,316	3,146,760	2,354,634
Mortality and expense risk charges (note 2)	(17,185)	(181,876)	(25,540)	(13,844)	(141,670)	(165,224)	(808,662)	(3,252,943)

Net investment income (loss)	(1,675)	(1,925)	(12,783)	5,646	(2,254)	649,092	2,338,098	(898,309)

Realized gain (loss) on investments	(312,921)	(505,313)	(83,452)	(342,280)	(266,274)	(230,073)	(1,124,820)	(25,070,556)
Change in unrealized gain (loss) on investments	585,449	3,764,193	257,704	455,714	2,896	1,713,072	7,035,508	85,069,691

Net gain (loss) on investments	272,528	3,258,880	174,252	113,434	(263,378)	1,482,999	5,910,688	59,999,135

Reinvested capital gains	-	-	-	-	141,524	-	-	56,790

Net increase (decrease) in contract owners’ equity resulting from operations	$270,853	3,256,955	161,469	119,080	(124,108)	2,132,091	8,248,786	59,157,616

Investment Activity:	FEIP	FVSS2	FHIP	FAMP	FCP	FNRS2	FEI2	FF10S

Reinvested dividends	$7,905,057	37,690	4,664,584	3,799,811	4,560,332	152,603	2,123,067	185,517
Mortality and expense risk charges (note 2)	(4,730,952)	(166,459)	(818,222)	(2,166,271)	(4,476,721)	(1,020,117)	(1,577,662)	(64,985)

Net investment income (loss)	3,174,105	(128,769)	3,846,362	1,633,540	83,611	(867,514)	545,405	120,532

Realized gain (loss) on investments	(50,571,509)	(2,813,966)	(5,007,873)	(12,329,833)	(22,120,802)	(7,593,646)	(9,021,837)	(569,649)
Change in unrealized gain (loss) on investments	136,199,989	7,500,826	22,366,884	50,035,162	120,739,144	32,669,819	33,325,206	1,402,363

Net gain (loss) on investments	85,628,480	4,686,860	17,359,011	37,705,329	98,618,342	25,076,173	24,303,369	832,714

Reinvested capital gains	-	-	-	265,459	90,297	-	-	39,659

Net increase (decrease) in contract owners’ equity resulting from operations	$88,802,585	4,558,091	21,205,373	39,604,328	98,792,250	24,208,659	24,848,774	992,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOP	FGP	FG2

Reinvested dividends	$2,097,794	213,209	3,196,965	101,752	337,464	58,429	1,399,018	78,532
Mortality and expense risk charges (note 2)	(898,512)	(79,819)	(1,334,934)	(55,777)	(283,852)	(166,939)	(4,255,566)	(619,287)

Net investment income (loss)	1,199,282	133,390	1,862,031	45,975	53,612	(108,510)	(2,856,548)	(540,755)

Realized gain (loss) on investments	(911,806)	(870,487)	(646,486)	(333,035)	(701,172)	(52,792)	(34,977,296)	(3,073,061)
Change in unrealized gain (loss) on investments	9,253,943	2,145,104	17,608,358	1,423,051	4,641,420	4,766,496	114,061,560	12,898,364

Net gain (loss) on investments	8,342,137	1,274,617	16,961,872	1,090,016	3,940,248	4,713,704	79,084,264	9,825,303

Reinvested capital gains	364,305	75,482	1,023,590	54,824	203,381	-	276,561	34,803

Net increase (decrease) in contract owners’ equity resulting from operations	$9,905,724	1,483,489	19,847,493	1,190,815	4,197,241	4,605,194	76,504,277	9,319,351

Investment Activity:	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2

Reinvested dividends	$1,802,261	2,005,607	35,896,043	110,622	734,006	1,389,325	673,539	66,373
Mortality and expense risk charges (note 2)	(283,407)	(325,827)	(7,538,405)	(228,776)	(2,528,817)	(876,549)	(429,252)	(54,124)

Net investment income (loss)	1,518,854	1,679,780	28,357,638	(118,154)	(1,794,811)	512,776	244,287	12,249

Realized gain (loss) on investments	(2,269,294)	(137,050)	(2,273,040)	(2,099,856)	(9,843,428)	(1,424,829)	(2,206,520)	(249,330)
Change in unrealized gain (loss) on investments	7,925,431	1,554,955	24,991,543	7,712,842	61,150,148	15,401,818	8,971,600	1,052,564

Net gain (loss) on investments	5,656,137	1,417,905	22,718,503	5,612,986	51,306,720	13,976,989	6,765,080	803,234

Reinvested capital gains	-	99,280	1,820,102	99,218	853,680	213,223	104,674	11,985

Net increase (decrease) in contract owners’ equity resulting from operations	$7,174,991	3,196,965	52,896,243	5,594,050	50,365,589	14,702,988	7,114,041	827,468

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3

Reinvested dividends	$892,533	30,594	7,316,293	935,527	837,893	1,121,683	174,078	9,723,407
Mortality and expense risk charges (note 2)	(673,045)	(77,830)	(1,403,543)	(1,057,386)	(1,866,710)	(425,320)	(76,022)	(3,016,268)

Net investment income (loss)	219,488	(47,236)	5,912,750	(121,859)	(1,028,817)	696,363	98,056	6,707,139

Realized gain (loss) on investments	(3,191,714)	(3,081,921)	(4,985,586)	(2,416,337)	(16,701,595)	(5,727,648)	(177,966)	(162,481,939)
Change in unrealized gain (loss) on investments	13,102,396	5,693,877	25,793,817	11,464,029	59,711,793	19,304,931	1,398,505	177,706,175

Net gain (loss) on investments	9,910,682	2,611,956	20,808,231	9,047,692	43,010,198	13,577,283	1,220,539	15,224,236

Reinvested capital gains	136,178	-	-	-	2,307,442	105,137	214,753	11,753,408

Net increase (decrease) in contract owners’ equity resulting from operations	$10,266,348	2,564,720	26,720,981	8,925,833	44,288,823	14,378,783	1,533,348	33,684,783

Investment Activity:	FTVGI3	FTVFA2	AMTG	AMGP	AMINS	AMMCGS	AMTP	AMRS

Reinvested dividends	$10,131,528	252,019	-	-	3	-	959	-
Mortality and expense risk charges (note 2)	(1,070,856)	(94,358)	(521,354)	(64,397)	(72,568)	(41,169)	(619,027)	(82,223)

Net investment income (loss)	9,060,672	157,661	(521,354)	(64,397)	(72,565)	(41,169)	(618,068)	(82,223)

Realized gain (loss) on investments	1,282,583	(366,788)	15,857,466	(1,070,340)	(4,434,330)	(1,421,498)	(39,029,244)	(5,457,396)
Change in unrealized gain (loss) on investments	517,648	1,969,640	(7,397,692)	2,228,008	5,866,895	1,979,893	64,756,294	7,341,128

Net gain (loss) on investments	1,800,231	1,602,852	8,459,774	1,157,668	1,432,565	558,395	25,727,050	1,883,732

Reinvested capital gains	-	-	-	-	-	-	4,259	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,860,903	1,760,513	7,938,420	1,093,271	1,360,000	517,226	25,113,241	1,801,509

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AMFAS	AMSRS	OVMS	OVCAFS	OVGR	OVB	OVGS3	OVGS4

Reinvested dividends	$-	525,760	-	2,472	139,218	-	1,313,431	1,080,534
Mortality and expense risk charges (note 2)	(58,760)	(371,087)	(662,696)	(575,445)	(558,521)	(573,349)	(771,010)	(841,060)

Net investment income (loss)	(58,760)	154,673	(662,696)	(572,973)	(419,303)	(573,349)	542,421	239,474

Realized gain (loss) on investments	(795,653)	(3,148,859)	(9,090,699)	(1,313,445)	(1,103,830)	(7,488,091)	(1,860,430)	(3,022,142)
Change in unrealized gain (loss) on investments	1,557,483	9,269,298	18,670,311	14,525,185	16,507,254	11,077,767	18,953,659	19,828,717

Net gain (loss) on investments	761,830	6,120,439	9,579,612	13,211,740	15,403,424	3,589,676	17,093,229	16,806,575

Reinvested capital gains	-	-	-	-	-	-	1,254,910	1,230,433

Net increase (decrease) in contract owners’ equity resulting from operations	$703,070	6,275,112	8,916,916	12,638,767	14,984,121	3,016,327	18,890,560	18,276,482

Investment Activity:	OVGS	OVGSS	OVHI3	OVHI4	OVHI	OVHIS	OVGI	OVGIS

Reinvested dividends	$2,791,288	196,214	-	-	-	-	246,861	3,739,367
Mortality and expense risk charges (note 2)	(1,612,334)	(144,061)	(4,231)	(101,425)	(629)	(52,789)	(167,672)	(4,507,201)

Net investment income (loss)	1,178,954	52,153	(4,231)	(101,425)	(629)	(52,789)	79,189	(767,834)

Realized gain (loss) on investments	3,579,671	(361,081)	(396,093)	(7,209,790)	(63,621)	(3,280,723)	(625,644)	(44,657,022)
Change in unrealized gain (loss) on investments	31,457,106	3,214,090	458,920	8,369,274	74,958	4,048,215	3,511,423	106,998,606

Net gain (loss) on investments	35,036,777	2,853,009	62,827	1,159,484	11,337	767,492	2,885,779	62,341,584

Reinvested capital gains	2,661,461	217,587	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$38,877,192	3,122,749	58,596	1,058,059	10,708	714,703	2,964,968	61,573,750

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	OVSC	OVSCS	OVAG	PVGIB	PVTIGB	PVTVB	VYDS	TRBCG2

Reinvested dividends	$29,537	1,111,874	-	90,470	-	11,770	3,890	-
Mortality and expense risk charges (note 2)	(45,019)	(1,668,375)	(96,213)	(53,975)	(9,572)	(29,806)	(6,862)	(1,560,777)

Net investment income (loss)	(15,482)	(556,501)	(96,213)	36,495	(9,572)	(18,036)	(2,972)	(1,560,777)

Realized gain (loss) on investments	(1,394,041)	(63,027,490)	(484,379)	(764,407)	(85,763)	(17,492)	(208,750)	(68,892,479)
Change in unrealized gain (loss) on investments	2,392,360	84,946,606	2,598,202	1,539,993	218,372	862,924	314,884	92,320,448

Net gain (loss) on investments	998,319	21,919,116	2,113,823	775,586	132,609	845,432	106,134	23,427,969

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$982,837	21,362,615	2,017,610	812,081	123,037	827,396	103,162	21,867,192

Investment Activity:	TREI2	TRLT2	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA

Reinvested dividends	$1,131,260	850,062	281,265	536,946	19,269	28,455	66,671	76,300
Mortality and expense risk charges (note 2)	(1,042,613)	(416,790)	(95,923)	(186,139)	(179,337)	(225,594)	(343,131)	(381,066)

Net investment income (loss)	88,647	433,272	185,342	350,807	(160,068)	(197,139)	(276,460)	(304,766)

Realized gain (loss) on investments	(7,374,597)	640,243	(33,812)	(343,676)	(7,094,950)	(2,002,801)	(2,020,117)	1,937,785
Change in unrealized gain (loss) on investments	21,418,095	984,066	140,956	563,603	15,689,932	13,234,015	13,200,812	10,727,210

Net gain (loss) on investments	14,043,498	1,624,309	107,144	219,927	8,594,982	11,231,214	11,180,695	12,664,995

Reinvested capital gains	-	-	-	-	779,004	1,150,378	132,212	151,307

Net increase (decrease) in contract owners’ equity resulting from operations	$14,132,145	2,057,581	292,486	570,734	9,213,918	12,184,453	11,036,447	12,511,536

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRASP	SVDF	WFVLCG	WFVMM	SVOF	WFVSCG	WFVSMV	WFVTRB

Reinvested dividends	$6,509	-	332	212	-	-	102	3,575
Mortality and expense risk charges (note 2)	(154,352)	(260,026)	(1,839)	(1,102)	(1,222,661)	(45,813)	(88)	(1,040)

Net investment income (loss)	(147,843)	(260,026)	(1,507)	(890)	(1,222,661)	(45,813)	14	2,535

Realized gain (loss) on investments	115,041	5,880,079	(1,012)	-	(73,824,875)	70,675	(782)	54
Change in unrealized gain (loss) on investments	1,636,378	520,989	32,776	-	114,309,554	992,805	4,712	148

Net gain (loss) on investments	1,751,419	6,401,068	31,764	-	40,484,679	1,063,480	3,930	202

Reinvested capital gains	175,910	-	-	-	-	-	-	106

Net increase (decrease) in contract owners’ equity resulting from operations	$1,779,486	6,141,042	30,257	(890)	39,262,018	1,017,667	3,944	2,843

Investment Activity:	WIEP	WVCP	BF	VFLG2	VFLV2	MBVAG2	MBVCG2	SGRF

Reinvested dividends	$6,923	36,565	16,719	-	3,006	-	408	-
Mortality and expense risk charges (note 2)	(139,254)	(18,163)	(8,682)	(2,676)	(3,637)	(610)	(902)	(19,446)

Net investment income (loss)	(132,331)	18,402	8,037	(2,676)	(631)	(610)	(494)	(19,446)

Realized gain (loss) on investments	2,885,809	(24,024)	(1,104,294)	(306,922)	(618,233)	(166,434)	(60,514)	(3,260,173)
Change in unrealized gain (loss) on investments	(674,791)	375,927	1,050,764	304,960	544,112	139,766	44,039	3,428,292

Net gain (loss) on investments	2,211,018	351,903	(53,530)	(1,962)	(74,121)	(26,668)	(16,475)	168,119

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,078,687	370,305	(45,493)	(4,638)	(74,752)	(27,278)	(16,969)	148,673

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SGRF2	JPMCVP	PISVP1

Reinvested dividends	$-	132,828	5,704
Mortality and expense risk charges (note 2)	(91,071)	(21,949)	(1,646)

Net investment income (loss)	(91,071)	110,879	4,058

Realized gain (loss) on investments	(10,460,572)	(3,380,741)	(861,598)
Change in unrealized gain (loss) on investments	11,179,144	3,002,269	807,528

Net gain (loss) on investments	718,572	(378,472)	(54,070)

Reinvested capital gains	-	12,024	-

Net increase (decrease) in contract owners’ equity resulting from operations	$627,501	(255,569)	(50,012)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		ALBS		ALMCS		AFGF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$49,602,881	126,228,065	3,700	(2,305)	(3,645)	(6,746)	(43,108)	(33,996)
Realized gain (loss) on investments	(1,638,769,490)	(310,427,981)	(12,724)	(4,584)	(45,009)	(149,290)	(359,600)	(203,295)
Change in unrealized gain (loss) on investments	5,024,146,648	(8,653,538,654)	57,489	(108,519)	187,323	(555,854)	3,503,727	(8,557,306)
Reinvested capital gains	266,022,593	1,250,139,523	-	25,679	-	214,876	-	1,504,481

Net increase (decrease) in contract owners’ equity resulting from operations	3,701,002,632	(7,587,599,047)	48,465	(89,729)	138,669	(497,014)	3,101,019	(7,290,116)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,692,844,513	3,842,471,180	-	-	-	6,553	25,996	61,398
Transfers between funds	-	-	7,072	(54,028)	31,665	(60,412)	(166,604)	(185,975)
Redemptions (note 3)	(1,877,272,449)	(2,376,357,188)	(8,320)	(384)	(5,564)	(139,531)	(1,525,292)	(1,301,749)
Annuity benefits	(1,682,121)	(2,149,504)	-	-	-	-	(472)	(667)
Contract maintenance charges (note 2)	(34,430,609)	(23,305,962)	(8)	(5)	(39)	(12)	(4,634)	(5,075)
Contingent deferred sales charges (note 2)	(17,198,031)	(21,839,980)	-	-	-	-	(2,515)	(1,883)
Adjustments to maintain reserves	1,535,292	627	(7)	(20)	(10)	(3)	268	229

Net equity transactions	1,763,796,595	1,418,819,173	(1,263)	(54,437)	26,052	(193,405)	(1,673,253)	(1,433,722)

Net change in contract owners’ equity	5,464,799,227	(6,168,779,874)	47,202	(144,166)	164,721	(690,419)	1,427,766	(8,723,838)
Contract owners’ equity beginning of period	16,006,481,073	22,175,260,947	173,104	317,270	267,952	958,371	8,862,395	17,586,233

Contract owners’ equity end of period	$21,471,280,300	16,006,481,073	220,306	173,104	432,673	267,952	10,290,161	8,862,395

CHANGES IN UNITS:
Beginning units	1,454,565,115	1,216,943,704	18,716	23,143	35,463	52,160	185,887	204,499
Units purchased	888,311,585	851,755,113	2,396	6,639	5,759	6,910	496	1,406
Units redeemed	(574,564,175)	(614,133,702)	(2,401)	(11,066)	(2,901)	(23,607)	(29,901)	(20,018)

Ending units	1,768,312,525	1,454,565,115	18,711	18,716	38,321	35,463	156,482	185,887

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AFHY		AFGC		MLVGA3		CSIEF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$95,253	40,903	18,930	23,930	226,145	-	(1,233)	-
Realized gain (loss) on investments	1,167	(112,801)	1,011	(9,493)	19,518	-	52	-
Change in unrealized gain (loss) on investments	393,367	(66,558)	(10,779)	79,800	1,054,267	-	18,325	-
Reinvested capital gains	-	-	12,897	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	489,787	(138,456)	22,059	94,237	1,299,930	-	17,144	-

Equity transactions:
Purchase payments received from contract owners (note 3)	5,459	2,469	52,886	43,875	14,104,617	-	1	-
Transfers between funds	652	87,135	(38,207)	202,246	13,167,385	-	1,677,185	-
Redemptions (note 3)	(61,209)	(102,509)	(199,930)	(272,926)	(386,948)	-	(11,760)	-
Annuity benefits	(1,070)	(2,852)	(237)	(1,585)	-	-	-	-
Contract maintenance charges (note 2)	(694)	(561)	(1,052)	(946)	(643)	-	(49)	-
Contingent deferred sales charges (note 2)	-	(445)	-	(188)	(537)	-	(3)	-
Adjustments to maintain reserves	636	373	74	147	(143)	-	(38,075)	-

Net equity transactions	(56,226)	(16,390)	(186,466)	(29,377)	26,883,731	-	1,627,299	-

Net change in contract owners’ equity	433,561	(154,846)	(164,407)	64,860	28,183,661	-	1,644,443	-
Contract owners’ equity beginning of period	1,302,258	1,457,104	1,520,105	1,455,245	-	-	-	-

Contract owners’ equity end of period	$1,735,819	1,302,258	1,355,698	1,520,105	28,183,661	-	1,644,443	-

CHANGES IN UNITS:
Beginning units	42,363	35,586	48,345	49,215	-	-	-	-
Units purchased	50,187	65,926	2,683	11,737	2,409,651	-	162,407	-
Units redeemed	(51,517)	(59,149)	(8,529)	(12,607)	(70,883)	-	(1,177)	-

Ending units	41,033	42,363	42,499	48,345	2,338,768	-	161,230	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WSCP		JPMMV1		JABS		JACAS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(56,409)	(620,002)	(52,350)	-	161,806	125,934	(1,322,453)	(1,202,245)
Realized gain (loss) on investments	335,321	3,205,001	120,458	-	98,845	308,033	1,346,294	5,447,413
Change in unrealized gain (loss) on investments	6,359,410	(22,557,519)	1,385,216	-	1,901,259	(3,702,766)	30,329,801	(52,133,402)
Reinvested capital gains	-	-	-	-	444,011	878,177	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,638,322	(19,972,520)	1,453,324	-	2,605,921	(2,390,622)	30,353,642	(47,888,234)

Equity transactions:
Purchase payments received from contract owners (note 3)	654,609	1,694,645	16,373	-	90,629	92,722	17,346,363	20,346,851
Transfers between funds	(1,219,878)	(3,587,750)	5,141,431	-	1,268,903	524,745	6,936,783	29,860,354
Redemptions (note 3)	(4,438,788)	(7,660,323)	(534,065)	-	(979,595)	(1,356,200)	(8,372,768)	(10,166,360)
Annuity benefits	(2,226)	(3,488)	-	-	-	-	(686)	(700)
Contract maintenance charges (note 2)	(25,375)	(29,426)	(1,921)	-	(1,332)	(1,174)	(76,618)	(34,096)
Contingent deferred sales charges (note 2)	(14,104)	(17,023)	(1,610)	-	(15,404)	(24,357)	(74,858)	(71,277)
Adjustments to maintain reserves	(1,326)	(784)	682	-	(309)	(252)	(2,861)	1,719

Net equity transactions	(5,047,088)	(9,604,149)	4,620,890	-	362,892	(764,516)	15,755,355	39,936,491

Net change in contract owners’ equity	1,591,234	(29,576,669)	6,074,214	-	2,968,813	(3,155,138)	46,108,997	(7,951,743)
Contract owners’ equity beginning of period	33,374,110	62,950,779	-	-	10,629,343	13,784,481	62,781,105	70,732,848

Contract owners’ equity end of period	$34,965,344	33,374,110	6,074,214	-	13,598,156	10,629,343	108,890,102	62,781,105

CHANGES IN UNITS:
Beginning units	2,973,366	3,619,869	-	-	848,549	908,896	6,759,021	4,763,489
Units purchased	85,441	159,549	607,494	-	158,019	156,392	4,021,501	5,477,446
Units redeemed	(526,294)	(806,052)	(91,892)	-	(130,200)	(216,739)	(2,822,147)	(3,481,914)

Ending units	2,532,513	2,973,366	515,602	-	876,368	848,549	7,958,375	6,759,021

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAGTS2		JAGTS		JARLCS		JAIGS2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(51,931)	(52,967)	(26,821)	(33,407)	(14,809)	(44,748)	(1,725,699)	2,413,896
Realized gain (loss) on investments	77,619	128,343	3,692	38,484	(1,782,822)	(306,315)	(13,207,264)	888,368
Change in unrealized gain (loss) on investments	1,695,971	(2,559,215)	901,951	(1,494,358)	2,118,307	(2,186,695)	94,042,772	(164,883,295)
Reinvested capital gains	-	-	-	-	-	315,293	4,306,852	29,018,198

Net increase (decrease) in contract owners’ equity resulting from operations	1,721,659	(2,483,839)	878,822	(1,489,281)	320,676	(2,222,465)	83,416,661	(132,562,833)

Equity transactions:
Purchase payments received from contract owners (note 3)	102,217	365,224	-	27	47,451	599,323	8,676,868	26,061,804
Transfers between funds	1,196,390	(135,789)	(50,583)	(102,694)	(3,655,957)	67,925	3,456,988	25,621,230
Redemptions (note 3)	(583,035)	(688,250)	(159,089)	(298,831)	(305,303)	(352,383)	(14,062,429)	(18,399,288)
Annuity benefits	-	-	(318)	(2,111)	-	-	(7,349)	(9,306)
Contract maintenance charges (note 2)	(2,286)	(2,457)	(2,065)	(2,238)	(4,832)	(3,940)	(310,406)	(248,258)
Contingent deferred sales charges (note 2)	(2,637)	(7,011)	(286)	(993)	(6,798)	(4,733)	(136,077)	(158,807)
Adjustments to maintain reserves	(78)	(61)	(148)	(42)	(38)	(335)	76,341	(1,829)

Net equity transactions	710,571	(468,344)	(212,489)	(406,882)	(3,925,477)	305,857	(2,306,064)	32,865,546

Net change in contract owners’ equity	2,432,230	(2,952,183)	666,333	(1,896,163)	(3,604,801)	(1,916,608)	81,110,597	(99,697,287)
Contract owners’ equity beginning of period	2,732,234	5,684,417	1,704,844	3,601,007	3,604,801	5,521,409	113,326,651	213,023,938

Contract owners’ equity end of period	$5,164,464	2,732,234	2,371,177	1,704,844	-	3,604,801	194,437,248	113,326,651

CHANGES IN UNITS:
Beginning units	342,194	394,297	628,439	733,774	333,684	321,741	8,802,005	7,719,861
Units purchased	218,356	89,588	-	11	42,163	116,016	3,164,155	4,890,572
Units redeemed	(142,884)	(141,691)	(62,368)	(105,346)	(375,847)	(104,073)	(3,318,730)	(3,808,428)

Ending units	417,666	342,194	566,071	628,439	-	333,684	8,647,430	8,802,005

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAIGS		MIGSC		MVFSC		MSVFI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(78,437)	158,819	(142,819)	(239,834)	(1,623,011)	(489,019)	202,344	108,965
Realized gain (loss) on investments	520,950	1,200,673	(264,896)	296,205	(6,438,115)	(859,714)	(321,844)	(119,033)
Change in unrealized gain (loss) on investments	3,836,579	(11,032,905)	4,149,861	(8,713,387)	77,682,129	(36,555,708)	310,295	(437,219)
Reinvested capital gains	235,876	1,749,821	-	884,134	-	3,527,887	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,514,968	(7,923,592)	3,742,146	(7,772,882)	69,621,003	(34,376,554)	190,795	(447,287)

Equity transactions:
Purchase payments received from contract owners (note 3)	1	16	188,142	235,657	20,597,621	17,889,714	126,119	244,265
Transfers between funds	(565,795)	(569,698)	(718,949)	(1,661,844)	193,679,815	7,683,235	(815,884)	312,810
Redemptions (note 3)	(809,687)	(1,825,649)	(1,387,814)	(1,760,534)	(16,296,041)	(7,284,229)	(430,071)	(663,809)
Annuity benefits	-	-	-	-	(1,807)	(1,856)	-	-
Contract maintenance charges (note 2)	(4,857)	(5,719)	(1,353)	(1,548)	(872,738)	(39,200)	(850)	(1,420)
Contingent deferred sales charges (note 2)	(2,332)	(5,216)	(17,783)	(26,310)	(246,961)	(71,790)	(1,024)	(2,703)
Adjustments to maintain reserves	(431)	(159)	(35)	(358)	1,246,895	(612)	808	(105)

Net equity transactions	(1,383,101)	(2,406,425)	(1,937,792)	(3,214,937)	198,106,784	18,175,262	(1,120,902)	(110,962)

Net change in contract owners’ equity	3,131,867	(10,330,017)	1,804,354	(10,987,819)	267,727,787	(16,201,292)	(930,107)	(558,249)
Contract owners’ equity beginning of period	6,402,172	16,732,189	11,622,597	22,610,416	71,681,902	87,883,194	2,999,638	3,557,887

Contract owners’ equity end of period	$9,534,039	6,402,172	13,426,951	11,622,597	339,409,689	71,681,902	2,069,531	2,999,638

CHANGES IN UNITS:
Beginning units	711,183	879,729	1,184,843	1,427,758	5,622,918	4,556,477	312,617	328,510
Units purchased	4,011	2	79,443	45,321	19,970,632	2,760,441	88,322	209,243
Units redeemed	(112,406)	(168,548)	(268,031)	(288,236)	(3,320,653)	(1,694,000)	(201,565)	(225,136)

Ending units	602,788	711,183	996,255	1,184,843	22,272,897	5,622,918	199,374	312,617

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVF2		MSEM		MSEMB		MSVRE

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$11,170,625	6,402,303	289,584	335,121	82,894	95,545	1,251,954	2,027,730
Realized gain (loss) on investments	(36,883,147)	(5,301,604)	(117,690)	(302,007)	(89,704)	(89,035)	(66,930,523)	2,376,340
Change in unrealized gain (loss) on investments	32,378,594	(36,033,941)	914,507	(1,228,571)	320,524	(357,750)	68,126,489	(81,704,272)
Reinvested capital gains	-	-	-	238,029	-	70,024	-	36,706,467

Net increase (decrease) in contract owners’ equity resulting from operations	6,666,072	(34,933,242)	1,086,401	(957,428)	313,714	(281,216)	2,447,920	(40,593,735)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,620,763	32,437,863	-	(253)	-	-	745,024	3,320,519
Transfers between funds	(192,753,077)	(53,307,697)	(304,590)	(670,164)	(69,763)	(135,747)	(56,957,139)	(8,237,395)
Redemptions (note 3)	(6,736,700)	(14,800,091)	(627,664)	(1,064,832)	(211,428)	(227,330)	(5,271,515)	(16,854,491)
Annuity benefits	(484)	(157)	-	-	-	-	(7,927)	(10,608)
Contract maintenance charges (note 2)	(256,029)	(536,688)	(3,207)	(3,433)	(306)	(266)	(21,019)	(45,151)
Contingent deferred sales charges (note 2)	(90,086)	(254,674)	(1,009)	(3,772)	(4,280)	(3,208)	(14,348)	(52,621)
Adjustments to maintain reserves	178,618	(862)	(32)	(16)	(115)	(112)	3,444	1,594

Net equity transactions	(197,036,995)	(36,462,306)	(936,502)	(1,742,470)	(285,892)	(366,663)	(61,523,480)	(21,878,153)

Net change in contract owners’ equity	(190,370,923)	(71,395,548)	149,899	(2,699,898)	27,822	(647,879)	(59,075,560)	(62,471,888)
Contract owners’ equity beginning of period	214,876,940	286,272,488	4,280,827	6,980,725	1,317,461	1,965,340	59,116,832	121,588,720

Contract owners’ equity end of period	$24,506,017	214,876,940	4,430,726	4,280,827	1,345,283	1,317,461	41,272	59,116,832

CHANGES IN UNITS:
Beginning units	22,132,369	25,887,057	256,891	351,451	91,031	113,859	2,056,027	2,592,043
Units purchased	873,668	6,060,614	3	-	-	-	113,849	342,609
Units redeemed	(20,686,902)	(9,815,302)	(49,984)	(94,560)	(18,494)	(22,828)	(2,169,876)	(878,625)

Ending units	2,319,135	22,132,369	206,910	256,891	72,537	91,031	-	2,056,027

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVREB		VFMG2		NVAGF3		NVAMV1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$737,229	890,316	(64,372)	(11,264)	49,768	-	184	-
Realized gain (loss) on investments	(57,817,100)	(10,999,719)	(880,284)	(146,529)	12,227	-	394	-
Change in unrealized gain (loss) on investments	58,458,616	(48,143,342)	1,768,219	(2,529,186)	(34,308)	-	324	-
Reinvested capital gains	-	27,428,028	25,226	375,196	7,662	-	2,329	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,378,745	(30,824,717)	848,789	(2,311,783)	35,349	-	3,231	-

Equity transactions:
Purchase payments received from contract owners (note 3)	588,205	3,411,631	9,543	34,646	737,506	-	797	-
Transfers between funds	(41,945,950)	(3,947,039)	(961,621)	(263,545)	1,002,127	-	65,674	-
Redemptions (note 3)	(2,760,743)	(7,599,851)	(432,753)	(735,098)	(14,581)	-	-	-
Annuity benefits	(5,442)	(10,188)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,594)	(10,148)	(1,699)	(2,056)	(27)	-	(7)	-
Contingent deferred sales charges (note 2)	(46,447)	(132,793)	(6,666)	(4,877)	(123)	-	-	-
Adjustments to maintain reserves	(4,040)	(717)	(2,743)	(109)	(57)	-	4	-

Net equity transactions	(44,179,011)	(8,289,105)	(1,395,939)	(971,039)	1,724,845	-	66,468	-

Net change in contract owners’ equity	(42,800,266)	(39,113,822)	(547,150)	(3,282,822)	1,760,194	-	69,699	-
Contract owners’ equity beginning of period	42,813,921	81,927,743	5,101,299	8,384,121	-	-	-	-

Contract owners’ equity end of period	$13,655	42,813,921	4,554,149	5,101,299	1,760,194	-	69,699	-

CHANGES IN UNITS:
Beginning units	3,061,013	3,568,905	567,913	651,956	-	-	-	-
Units purchased	313,220	1,176,390	10,470	12,294	171,252	-	5,917	-
Units redeemed	(3,374,206)	(1,684,282)	(170,423)	(96,337)	(15,553)	-	(322)	-

Ending units	27	3,061,013	407,960	567,913	155,699	-	5,595	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVAMV2		GVAAA2		GVABD2		GVAGG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$3,691	-	(14,372,663)	8,527,925	(5,947,980)	12,623,639	(1,012,227)	873,431
Realized gain (loss) on investments	10,546	-	(967,861)	(8,426)	(5,520,833)	(1,107,239)	(2,346,433)	(541,185)
Change in unrealized gain (loss) on investments	217,163	-	183,848,906	(230,496,031)	48,539,026	(42,404,672)	20,478,116	(34,038,519)
Reinvested capital gains	157,670	-	23,952,905	7,726,101	133,572	198,457	5,145,844	2,196,350

Net increase (decrease) in contract owners’ equity resulting from operations	389,070	-	192,461,287	(214,250,431)	37,203,785	(30,689,815)	22,265,300	(31,509,923)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,179,594	-	492,950,710	248,396,163	173,717,962	90,238,362	15,317,189	15,712,870
Transfers between funds	791,681	-	9,346,514	145,373,791	20,338,341	130,224,709	5,452,070	9,682,475
Redemptions (note 3)	(21,260)	-	(34,651,835)	(28,276,708)	(16,049,975)	(13,369,608)	(5,262,339)	(7,761,292)
Annuity benefits	-	-	(2,334)	(2,955)	(210)	-	(1,174)	-
Contract maintenance charges (note 2)	(1,127)	-	(3,734,141)	(2,105,668)	(754,523)	(227,954)	(82,671)	(37,970)
Contingent deferred sales charges (note 2)	(379)	-	(515,423)	(323,689)	(282,812)	(186,091)	(49,079)	(63,605)
Adjustments to maintain reserves	(52)	-	27,605	(262)	21,238	(808)	6,556	2,971

Net equity transactions	3,948,457	-	463,421,096	363,060,672	176,990,021	206,678,610	15,380,552	17,535,449

Net change in contract owners’ equity	4,337,527	-	655,882,383	148,810,241	214,193,806	175,988,795	37,645,852	(13,974,474)
Contract owners’ equity beginning of period	-	-	609,597,149	460,786,908	306,925,600	130,936,805	50,870,236	64,844,710

Contract owners’ equity end of period	$4,337,527	-	1,265,479,532	609,597,149	521,119,406	306,925,600	88,516,088	50,870,236

CHANGES IN UNITS:
Beginning units	-	-	81,161,084	42,263,897	33,032,987	12,421,457	6,969,825	5,365,947
Units purchased	369,575	-	67,596,456	46,307,079	25,075,596	26,107,114	3,855,621	3,688,385
Units redeemed	(20,385)	-	(10,255,334)	(7,409,892)	(7,313,781)	(5,495,584)	(2,131,691)	(2,084,507)

Ending units	349,190	-	138,502,206	81,161,084	50,794,802	33,032,987	8,693,755	6,969,825

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVAGR2		GVAGI2		HIBF		HIBF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,734,567)	749,332	(6,898,859)	2,488,825	743,227	931,082	4,190,567	2,715,104
Realized gain (loss) on investments	(14,738,005)	(463,206)	(12,387,580)	-	(868,839)	(830,001)	(6,795,418)	(3,097,300)
Change in unrealized gain (loss) on investments	37,729,828	(80,329,880)	111,016,457	(92,277,536)	3,419,998	(3,973,615)	20,803,406	(10,412,486)
Reinvested capital gains	13,208,018	7,748,903	9,902,860	65,984	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,465,274	(72,294,851)	101,632,878	(89,722,727)	3,294,386	(3,872,534)	18,198,555	(10,794,682)

Equity transactions:
Purchase payments received from contract owners (note 3)	26,497,378	36,392,316	170,711,985	88,885,170	48	80	4,738,785	3,843,612
Transfers between funds	(8,236,059)	18,006,009	7,220,754	154,504,897	(704,785)	(1,683,295)	23,732,554	1,215,930
Redemptions (note 3)	(8,889,548)	(10,219,568)	(12,195,578)	(7,859,811)	(956,679)	(1,755,261)	(5,978,036)	(4,842,559)
Annuity benefits	(187)	-	(1,682)	(883)	(260)	(178)	(7,798)	(6,990)
Contract maintenance charges (note 2)	(136,267)	(149,137)	(695,470)	(150,540)	(1,435)	(1,536)	(5,007)	(3,836)
Contingent deferred sales charges (note 2)	(101,955)	(117,815)	(261,313)	(117,963)	(19,299)	(26,780)	(73,686)	(50,361)
Adjustments to maintain reserves	(100,589)	1,661	135,912	(9,261)	(463)	(260)	2,122	(434)

Net equity transactions	9,032,773	43,913,466	164,914,608	235,251,609	(1,682,873)	(3,467,230)	22,408,934	155,362

Net change in contract owners’ equity	43,498,047	(28,381,385)	266,547,486	145,528,882	1,611,513	(7,339,764)	40,607,489	(10,639,320)
Contract owners’ equity beginning of period	98,887,216	127,268,601	225,400,858	79,871,976	8,525,920	15,865,684	30,245,809	40,885,129

Contract owners’ equity end of period	$142,385,263	98,887,216	491,948,344	225,400,858	10,137,433	8,525,920	70,853,298	30,245,809

CHANGES IN UNITS:
Beginning units	15,955,035	11,269,769	38,038,535	8,176,408	833,712	1,099,805	3,688,239	3,534,655
Units purchased	6,604,527	7,670,142	35,144,378	32,655,573	1,892	-	5,264,322	2,594,510
Units redeemed	(5,755,341)	(2,984,876)	(8,620,657)	(2,793,446)	(146,112)	(266,093)	(2,937,797)	(2,440,926)

Ending units	16,804,221	15,955,035	64,562,256	38,038,535	689,492	833,712	6,014,764	3,688,239

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GEM		GEM2		GEM3		GEM6

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(306)	(1,798)	(7,169)	(28,909)	(12,936)	(137,206)	(181,474)	(424,820)
Realized gain (loss) on investments	(13,506)	88,957	(151,694)	214,525	(5,122,632)	3,931,627	(14,512,801)	(721,388)
Change in unrealized gain (loss) on investments	249,347	(1,048,078)	1,060,048	(4,449,186)	21,233,938	(63,187,446)	33,590,395	(70,764,600)
Reinvested capital gains	-	205,161	-	894,114	-	12,320,324	-	14,918,890

Net increase (decrease) in contract owners’ equity resulting from operations	235,535	(755,758)	901,185	(3,369,456)	16,098,370	(47,072,701)	18,896,120	(56,991,918)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	2,018	2	54	1,246,746	2,806,420	5,582,825	9,510,638
Transfers between funds	(39,904)	(55,727)	(182,671)	(1,063,063)	465,710	(14,653,649)	3,202,579	(21,822,485)
Redemptions (note 3)	(82,113)	(104,842)	(348,089)	(408,302)	(5,221,848)	(9,031,132)	(5,221,001)	(7,803,509)
Annuity benefits	(922)	(5,717)	-	-	(4,681)	(4,511)	(6,463)	(9,080)
Contract maintenance charges (note 2)	(259)	(451)	(517)	(764)	(20,129)	(26,943)	(7,044)	(8,056)
Contingent deferred sales charges (note 2)	(255)	(189)	(4,021)	(9,133)	(15,853)	(28,596)	(71,105)	(129,210)
Adjustments to maintain reserves	411	1,703	(139)	(292)	(319)	(20,234)	(1,641)	(12,871)

Net equity transactions	(123,042)	(163,205)	(535,435)	(1,481,500)	(3,550,374)	(20,958,645)	3,478,150	(20,274,573)

Net change in contract owners’ equity	112,493	(918,963)	365,750	(4,850,956)	12,547,996	(68,031,346)	22,374,270	(77,266,491)
Contract owners’ equity beginning of period	487,145	1,406,108	1,800,059	6,651,015	28,144,302	96,175,648	32,397,202	109,663,693

Contract owners’ equity end of period	$599,638	487,145	2,165,809	1,800,059	40,692,298	28,144,302	54,771,472	32,397,202

CHANGES IN UNITS:
Beginning units	33,579	40,673	88,202	134,775	1,827,343	2,599,261	2,681,445	3,749,821
Units purchased	-	71	260	-	400,550	600,333	1,544,209	1,328,948
Units redeemed	(7,713)	(7,165)	(22,315)	(46,573)	(590,479)	(1,372,251)	(1,366,963)	(2,397,324)

Ending units	25,866	33,579	66,147	88,202	1,637,414	1,827,343	2,858,691	2,681,445

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGU2		GVGU		GIG		GIG3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$7,591	7,613	91,395	130,651	(79)	88	(135,832)	(18,605)
Realized gain (loss) on investments	(23,217)	11,283	(1,835,008)	(1,145,758)	2,830	3,733	(3,448,615)	621,425
Change in unrealized gain (loss) on investments	33,458	(305,200)	1,849,941	(2,502,951)	13,373	(73,028)	8,852,276	(20,554,644)
Reinvested capital gains	-	7,334	-	93,739	-	14,111	-	4,015,655

Net increase (decrease) in contract owners’ equity resulting from operations	17,832	(278,970)	106,328	(3,424,319)	16,124	(55,096)	5,267,829	(15,936,169)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	106,055	234,481	-	-	488,133	960,920
Transfers between funds	(12,351)	(130,877)	(1,203,978)	(2,473,042)	-	-	18,024,650	(4,070,673)
Redemptions (note 3)	(58,442)	(137,571)	(652,910)	(1,786,383)	(13,941)	(6,410)	(3,649,230)	(3,965,983)
Annuity benefits	-	-	-	(577)	-	-	(2,966)	(7,650)
Contract maintenance charges (note 2)	(62)	(71)	(1,999)	(2,993)	(67)	(68)	(10,253)	(9,177)
Contingent deferred sales charges (note 2)	(668)	(432)	(1,368)	(6,173)	-	(26)	(7,452)	(10,881)
Adjustments to maintain reserves	(32)	(115)	(924)	(2,813)	(9)	(47)	14,142	191

Net equity transactions	(71,555)	(269,066)	(1,755,124)	(4,037,500)	(14,017)	(6,551)	14,857,024	(7,103,253)

Net change in contract owners’ equity	(53,723)	(548,036)	(1,648,796)	(7,461,819)	2,107	(61,647)	20,124,853	(23,039,422)
Contract owners’ equity beginning of period	404,326	952,362	5,166,421	12,628,240	61,400	123,047	14,827,720	37,867,142

Contract owners’ equity end of period	$350,603	404,326	3,517,625	5,166,421	63,507	61,400	34,952,573	14,827,720

CHANGES IN UNITS:
Beginning units	23,118	35,923	340,376	549,810	7,437	7,935	1,123,906	1,528,618
Units purchased	-	-	35,047	155,805	-	-	1,451,530	261,187
Units redeemed	(4,209)	(12,805)	(158,011)	(365,239)	(1,430)	(498)	(503,421)	(665,899)

Ending units	18,909	23,118	217,412	340,376	6,007	7,437	2,072,015	1,123,906

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVIE6		GEF3		NVGWL6		NVNMO1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(82,852)	12,967	(7,010)	(31,043)	(149)	-	(442,119)	(313)
Realized gain (loss) on investments	(1,111,808)	(674,758)	(915,157)	(182,098)	8,059	-	588,120	(12,474)
Change in unrealized gain (loss) on investments	3,598,820	(1,379,023)	1,375,926	(3,463,851)	34,632	-	10,150,274	(13,303)
Reinvested capital gains	-	555,554	-	899,110	-	-	221,132	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,404,160	(1,485,260)	453,759	(2,777,882)	42,542	-	10,517,407	(26,090)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,363,567	1,048,409	53,758	190,960	357,931	-	842,403	920
Transfers between funds	9,684,968	3,757,297	(294,808)	(1,191,214)	148,158	-	96,754,857	94,850
Redemptions (note 3)	(772,853)	(535,352)	(424,347)	(1,016,808)	(1,061)	-	(5,977,965)	(4,353)
Annuity benefits	-	-	-	-	-	-	(8,793)	-
Contract maintenance charges (note 2)	(8,538)	(476)	(1,383)	(1,832)	(533)	-	(20,848)	(10)
Contingent deferred sales charges (note 2)	(8,002)	(3,296)	(869)	(4,490)	-	-	(16,852)	-
Adjustments to maintain reserves	(1,088)	(58)	(35)	(77)	(53)	-	(53,427)	(8)

Net equity transactions	11,258,054	4,266,524	(667,684)	(2,023,461)	504,442	-	91,519,375	91,399

Net change in contract owners’ equity	13,662,214	2,781,264	(213,925)	(4,801,343)	546,984	-	102,036,782	65,309
Contract owners’ equity beginning of period	2,781,264	-	2,748,870	7,550,213	-	-	65,309	-

Contract owners’ equity end of period	$16,443,478	2,781,264	2,534,945	2,748,870	546,984	-	102,102,091	65,309

CHANGES IN UNITS:
Beginning units	510,631	-	249,753	376,901	-	-	12,714	-
Units purchased	2,236,631	804,829	17,275	55,737	46,750	-	14,478,505	16,482
Units redeemed	(377,858)	(294,198)	(80,328)	(182,885)	(5,538)	-	(1,333,101)	(3,768)

Ending units	2,369,404	510,631	186,700	249,753	41,212	-	13,158,118	12,714

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNMO2		NVNSR1		NVNSR2		NVCRA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(91,964)	(6,195)	(13,555)	(4,633)	(3,867,075)	(1,387,743)	(43,900)	21,171
Realized gain (loss) on investments	(66,350)	(137,486)	(343,055)	(72,125)	(36,769,848)	(3,913,076)	(415,017)	(184,138)
Change in unrealized gain (loss) on investments	2,292,034	(289,189)	758,225	(817,778)	109,745,964	(133,824,294)	2,541,584	(1,248,138)
Reinvested capital gains	23,974	-	-	-	-	-	2,352	85,124

Net increase (decrease) in contract owners’ equity resulting from operations	2,157,694	(432,870)	401,615	(894,536)	69,109,041	(139,125,113)	2,085,019	(1,325,981)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,249,490	714,662	130,480	75,494	6,399,492	3,630,688	3,053,438	3,246,074
Transfers between funds	5,477,366	566,947	(179,894)	2,547,964	(31,644,463)	397,446,743	1,377,295	2,643,727
Redemptions (note 3)	(291,262)	(5,382)	(309,192)	(159,988)	(15,107,123)	(7,704,356)	(224,408)	(196,801)
Annuity benefits	-	-	-	-	(1,044)	(194)	-	-
Contract maintenance charges (note 2)	(2,994)	(3)	(1,283)	(553)	(1,121,891)	(491,316)	(1,555)	(215)
Contingent deferred sales charges (note 2)	(5,726)	(66)	(1,097)	(889)	(284,591)	(146,603)	(1,413)	(251)
Adjustments to maintain reserves	8,351	34	1,297	(39)	328,074	10,849	(114)	(36)

Net equity transactions	8,435,225	1,276,192	(359,689)	2,461,989	(41,431,546)	392,745,811	4,203,243	5,692,498

Net change in contract owners’ equity	10,592,919	843,322	41,926	1,567,453	27,677,495	253,620,698	6,288,262	4,366,517
Contract owners’ equity beginning of period	843,322	-	1,567,453	-	253,620,698	-	4,366,517	-

Contract owners’ equity end of period	$11,436,241	843,322	1,609,379	1,567,453	281,298,193	253,620,698	10,654,779	4,366,517

CHANGES IN UNITS:
Beginning units	165,613	-	255,949	-	41,560,970	-	688,094	-
Units purchased	1,632,425	227,026	74,631	295,913	7,904,924	43,850,216	827,711	760,717
Units redeemed	(306,852)	(61,413)	(128,130)	(39,964)	(13,713,050)	(2,289,246)	(195,443)	(72,623)

Ending units	1,491,186	165,613	202,450	255,949	35,752,844	41,560,970	1,320,362	688,094

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCRB2		NVCCA2		NVCCN2		NVCMD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$878,028	547,993	907,250	487,875	1,819,739	293,229	1,884,735	507,024
Realized gain (loss) on investments	-	-	(1,407,350)	(88,603)	353,906	(289,119)	(652,099)	-
Change in unrealized gain (loss) on investments	48,916,872	(16,020,501)	68,998,819	(23,141,646)	12,131,843	(1,666,421)	58,689,713	(16,954,710)
Reinvested capital gains	-	661,128	-	1,022,826	350,618	78,376	23,073	670,143

Net increase (decrease) in contract owners’ equity resulting from operations	49,794,900	(14,811,380)	68,498,719	(21,719,548)	14,656,106	(1,583,935)	59,945,422	(15,777,543)

Equity transactions:
Purchase payments received from contract owners (note 3)	204,557,114	43,186,562	332,501,041	59,959,588	110,675,186	21,912,130	331,730,585	85,686,807
Transfers between funds	28,466,804	113,901,917	36,126,460	72,716,703	28,440,708	28,618,092	11,596,049	36,370,815
Redemptions (note 3)	(5,762,697)	(791,634)	(6,311,280)	(771,468)	(6,094,387)	(1,590,700)	(9,206,693)	(1,439,755)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(293,515)	(7,564)	(544,441)	(23,260)	(436,529)	(22,818)	(674,224)	(11,237)
Contingent deferred sales charges (note 2)	(110,682)	(7,000)	(123,533)	(7,518)	(32,353)	(68,260)	(139,380)	(6,617)
Adjustments to maintain reserves	2,583	(158)	(1,557)	(122)	(2,481)	(13)	2,017	(162)

Net equity transactions	226,859,607	156,282,123	361,646,690	131,873,923	132,550,144	48,848,431	333,308,354	120,599,851

Net change in contract owners’ equity	276,654,507	141,470,743	430,145,409	110,154,375	147,206,250	47,264,496	393,253,776	104,822,308
Contract owners’ equity beginning of period	141,470,743	-	110,154,375	-	47,264,496	-	104,822,308	-

Contract owners’ equity end of period	$418,125,250	141,470,743	540,299,784	110,154,375	194,470,746	47,264,496	498,076,084	104,822,308

CHANGES IN UNITS:
Beginning units	17,964,614	-	15,353,953	-	5,226,256	-	13,903,119	-
Units purchased	28,898,910	18,770,628	50,114,144	15,894,579	19,227,749	6,246,078	46,074,924	14,697,180
Units redeemed	(1,808,775)	(806,014)	(3,905,889)	(540,626)	(5,141,438)	(1,019,822)	(5,009,258)	(794,061)

Ending units	45,054,749	17,964,614	61,562,208	15,353,953	19,312,567	5,226,256	54,968,785	13,903,119

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCMA2		NVCMC2		NVCBD1		NVCBD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(214,279)	462,115	1,135,281	208,427	36,083	6,138	1,498,205	34,746
Realized gain (loss) on investments	(3,971,723)	(562,543)	(305,054)	(291,914)	41,990	(6,692)	355,131	(4,359)
Change in unrealized gain (loss) on investments	44,166,282	(22,848,558)	15,150,108	(3,292,285)	(22,864)	4,272	(290,103)	(6,570)
Reinvested capital gains	67,529	1,049,798	101,727	114,676	12,928	-	968,892	-

Net increase (decrease) in contract owners’ equity resulting from operations	40,047,809	(21,899,188)	16,082,062	(3,261,096)	68,137	3,718	2,532,125	23,817

Equity transactions:
Purchase payments received from contract owners (note 3)	54,401,673	100,023,474	106,100,414	28,008,430	59,176	7,945	5,594,869	792,318
Transfers between funds	(1,406,821)	19,845,537	18,871,580	16,824,730	2,741,095	466,944	199,148,499	2,035,592
Redemptions (note 3)	(4,461,643)	(2,281,490)	(3,882,006)	(2,030,164)	(337,571)	(54,751)	(5,975,921)	(103,187)
Annuity benefits	-	-	-	-	-	-	(592)	-
Contract maintenance charges (note 2)	(775,245)	(19,445)	(199,127)	(4,212)	(722)	(47)	(287,863)	(559)
Contingent deferred sales charges (note 2)	(98,419)	(7,934)	(23,180)	(13,163)	(1,658)	-	(110,299)	(75)
Adjustments to maintain reserves	6,552	(161)	(557)	(92)	(78)	6	23,221	(59)

Net equity transactions	47,666,097	117,559,981	120,867,124	42,785,529	2,460,242	420,097	198,391,914	2,724,030

Net change in contract owners’ equity	87,713,906	95,660,793	136,949,186	39,524,433	2,528,379	423,815	200,924,039	2,747,847
Contract owners’ equity beginning of period	95,660,793	-	39,524,433	-	423,815	-	2,747,847	-

Contract owners’ equity end of period	$183,374,699	95,660,793	176,473,619	39,524,433	2,952,194	423,815	203,671,886	2,747,847

CHANGES IN UNITS:
Beginning units	14,026,096	-	4,777,489	-	42,991	-	279,918	-
Units purchased	9,962,217	15,187,849	15,166,146	5,484,014	334,006	68,502	20,310,321	314,418
Units redeemed	(2,410,113)	(1,161,753)	(1,544,272)	(706,525)	(97,974)	(25,511)	(1,099,908)	(34,500)

Ending units	21,578,200	14,026,096	18,399,363	4,777,489	279,023	42,991	19,490,331	279,918

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVLCP2		TRF		TRF2		GVGF2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$229,537	20,373	22,236	141,218	(1,878,083)	(2,154,051)	(3,473)	2,170
Realized gain (loss) on investments	75,296	(9,090)	(17,933,556)	(5,868,022)	(90,782,560)	(6,988,911)	(90,836)	(82,202)
Change in unrealized gain (loss) on investments	270,795	16,174	47,498,047	(142,301,333)	149,784,333	(259,873,044)	267,529	(528,767)
Reinvested capital gains	240,567	-	-	35,459,862	-	65,856,346	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	816,195	27,457	29,586,727	(112,568,275)	57,123,690	(203,159,660)	173,220	(608,799)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,018,629	577,870	2,337,834	4,918,810	5,221,864	44,578,887	-	-
Transfers between funds	7,567,657	1,628,979	(3,177,912)	(8,741,990)	(42,424,041)	55,656,769	(6,359)	(88,300)
Redemptions (note 3)	(937,444)	(34,044)	(20,852,738)	(36,610,286)	(15,783,210)	(19,908,808)	(94,642)	(67,375)
Annuity benefits	-	-	(62,558)	(113,249)	(815)	(188)	-	-
Contract maintenance charges (note 2)	(5,092)	(179)	(131,797)	(160,726)	(1,149,440)	(1,044,804)	(101)	(128)
Contingent deferred sales charges (note 2)	(9,800)	(883)	(27,635)	(66,796)	(296,831)	(411,934)	(1,069)	(1,480)
Adjustments to maintain reserves	(195)	17	36,326	(14,164)	286,017	(879)	(71)	(18)

Net equity transactions	10,633,755	2,171,760	(21,878,480)	(40,788,401)	(54,146,456)	78,869,043	(102,242)	(157,301)

Net change in contract owners’ equity	11,449,950	2,199,217	7,708,247	(153,356,676)	2,977,234	(124,290,617)	70,978	(766,100)
Contract owners’ equity beginning of period	2,199,217	-	140,087,415	293,444,091	280,668,416	404,959,033	623,060	1,389,160

Contract owners’ equity end of period	$13,649,167	2,199,217	147,795,662	140,087,415	283,645,650	280,668,416	694,038	623,060

CHANGES IN UNITS:
Beginning units	224,113	-	3,836,090	4,753,992	28,046,162	23,169,599	55,720	65,660
Units purchased	1,297,466	264,266	111,311	117,311	5,164,544	7,811,740	-	-
Units redeemed	(307,950)	(40,153)	(697,253)	(1,035,213)	(10,120,504)	(2,935,177)	(7,816)	(9,940)

Ending units	1,213,629	224,113	3,250,148	3,836,090	23,090,202	28,046,162	47,904	55,720

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGFS		GBF		CAF		GVGH2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(4,310)	22,436	10,866,468	17,419,780	(248,619)	(484,811)	(16,840)	(23,817)
Realized gain (loss) on investments	(1,002,849)	(1,027,206)	1,805,355	(5,766,811)	(448,767)	1,530,565	(69,342)	(18,289)
Change in unrealized gain (loss) on investments	1,661,926	(809,971)	(15,554,220)	27,289,008	9,649,201	(23,224,436)	278,625	(622,134)
Reinvested capital gains	-	-	8,836,233	-	-	-	-	132,482

Net increase (decrease) in contract owners’ equity resulting from operations	654,767	(1,814,741)	5,953,836	38,941,977	8,951,815	(22,178,682)	192,443	(531,758)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,318	102,633	32,982,531	62,701,970	804,025	1,708,798	156	-
Transfers between funds	(321,859)	1,071,229	(76,356,141)	104,224,844	(614,686)	(2,681,188)	(107,751)	(157,411)
Redemptions (note 3)	(195,594)	(368,193)	(67,569,894)	(73,321,377)	(4,549,491)	(7,534,551)	(158,789)	(145,569)
Annuity benefits	-	-	(30,879)	(28,423)	(10,385)	(19,292)	-	-
Contract maintenance charges (note 2)	(693)	(963)	(1,531,608)	(1,215,104)	(39,938)	(44,511)	(241)	(259)
Contingent deferred sales charges (note 2)	(102)	(634)	(603,001)	(692,113)	(12,398)	(24,109)	(1,743)	(1,966)
Adjustments to maintain reserves	(91)	(90)	146,610	9,817	(385)	3,401	(121)	(130)

Net equity transactions	(485,021)	803,982	(112,962,382)	91,679,614	(4,423,258)	(8,591,452)	(268,489)	(305,335)

Net change in contract owners’ equity	169,746	(1,010,759)	(107,008,546)	130,621,591	4,528,557	(30,770,134)	(76,046)	(837,093)
Contract owners’ equity beginning of period	2,057,788	3,068,547	710,367,559	579,745,968	31,095,923	61,866,057	1,341,247	2,178,340

Contract owners’ equity end of period	$2,227,534	2,057,788	603,359,013	710,367,559	35,624,480	31,095,923	1,265,201	1,341,247

CHANGES IN UNITS:
Beginning units	212,769	168,520	51,150,296	42,800,012	2,568,010	3,094,521	104,433	124,698
Units purchased	107,256	169,198	13,108,786	24,461,705	120,945	161,267	219	-
Units redeemed	(143,098)	(124,949)	(20,940,312)	(16,111,421)	(454,392)	(687,778)	(20,344)	(20,265)

Ending units	176,927	212,769	43,318,770	51,150,296	2,234,563	2,568,010	84,308	104,433

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGHS		GVGH6		GVIX8		GVIDA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(42,390)	(60,173)	(179,863)	(247,810)	109,547	26,204	(2,981,824)	527,177
Realized gain (loss) on investments	(760,771)	(449,322)	(3,364,043)	(1,313,775)	(1,419,623)	(472,078)	(23,868,768)	1,799,691
Change in unrealized gain (loss) on investments	1,386,647	(2,027,689)	5,119,108	(6,408,550)	3,407,422	(4,570,675)	85,687,122	(300,876,772)
Reinvested capital gains	-	509,267	-	1,634,517	-	12,607	19,329,241	81,756,834

Net increase (decrease) in contract owners’ equity resulting from operations	583,486	(2,027,917)	1,575,202	(6,335,618)	2,097,346	(5,003,942)	78,165,771	(216,793,070)

Equity transactions:
Purchase payments received from contract owners (note 3)	138,360	265,986	1,234,322	1,792,888	2,413,222	2,071,638	8,850,569	11,265,451
Transfers between funds	(387,868)	342,680	(2,621,415)	6,210,066	2,080,517	(1,262,371)	(11,706,288)	(1,389,851)
Redemptions (note 3)	(567,066)	(916,430)	(1,260,467)	(1,603,825)	(1,190,985)	(893,035)	(42,313,980)	(47,108,261)
Annuity benefits	-	-	-	-	-	-	(10,154)	(5,864)
Contract maintenance charges (note 2)	(2,338)	(2,522)	(1,377)	(1,404)	(9,473)	(6,013)	(71,461)	(77,819)
Contingent deferred sales charges (note 2)	(2,496)	(4,497)	(21,253)	(24,512)	(3,321)	(4,589)	(541,548)	(646,844)
Adjustments to maintain reserves	(205)	(93)	106	(283)	(312)	(303)	(8,125)	(4,625)

Net equity transactions	(821,613)	(314,876)	(2,670,084)	6,372,930	3,289,648	(94,673)	(45,800,987)	(37,967,813)

Net change in contract owners’ equity	(238,127)	(2,342,793)	(1,094,882)	37,312	5,386,994	(5,098,615)	32,364,784	(254,760,883)
Contract owners’ equity beginning of period	4,518,907	6,861,700	15,216,848	15,179,536	6,515,309	11,613,924	340,661,882	595,422,765

Contract owners’ equity end of period	$4,280,780	4,518,907	14,121,966	15,216,848	11,902,303	6,515,309	373,026,666	340,661,882

CHANGES IN UNITS:
Beginning units	425,425	476,539	1,764,395	1,289,936	996,023	994,418	28,976,150	31,376,425
Units purchased	160,519	258,162	755,606	1,611,370	873,931	516,219	3,113,268	2,166,636
Units redeemed	(243,080)	(309,276)	(1,119,954)	(1,136,911)	(432,416)	(514,614)	(6,698,991)	(4,566,911)

Ending units	342,864	425,425	1,400,047	1,764,395	1,437,538	996,023	25,390,427	28,976,150

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVDBL2		NVDCA2		GVIDC		GVIDM

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$238,682	-	515,466	-	603,519	3,227,836	(5,185,287)	20,354,527
Realized gain (loss) on investments	34,592	-	14,184	-	(2,135,252)	(809,758)	(8,238,065)	2,749,896
Change in unrealized gain (loss) on investments	1,714,917	-	4,854,563	-	18,290,179	(19,003,897)	278,674,054	(756,815,995)
Reinvested capital gains	385,931	-	576,469	-	1,321,137	3,249,361	43,913,323	176,276,488

Net increase (decrease) in contract owners’ equity resulting from operations	2,374,122	-	5,960,682	-	18,079,583	(13,336,458)	309,164,025	(557,435,084)

Equity transactions:
Purchase payments received from contract owners (note 3)	44,132,605	-	94,850,043	-	78,335,251	35,256,794	290,612,645	181,168,496
Transfers between funds	12,346,092	-	14,399,883	-	18,880,778	49,392,147	(18,667,189)	70,769,721
Redemptions (note 3)	(256,859)	-	(192,464)	-	(24,793,832)	(31,747,845)	(151,113,671)	(176,289,322)
Annuity benefits	-	-	-	-	(19,655)	(9,017)	(42,091)	(16,430)
Contract maintenance charges (note 2)	(5,685)	-	(23,579)	-	(572,316)	(279,020)	(2,973,755)	(2,095,467)
Contingent deferred sales charges (note 2)	(249)	-	(696)	-	(335,351)	(437,246)	(1,963,677)	(3,179,421)
Adjustments to maintain reserves	(151)	-	(394)	-	(2,988)	(613)	(24,516)	(3,603)

Net equity transactions	56,215,753	-	109,032,793	-	71,491,887	52,175,200	115,827,746	70,353,974

Net change in contract owners’ equity	58,589,875	-	114,993,475	-	89,571,470	38,838,742	424,991,771	(487,081,110)
Contract owners’ equity beginning of period	-	-	-	-	194,190,309	155,351,567	1,726,038,400	2,213,119,510

Contract owners’ equity end of period	$58,589,875	-	114,993,475	-	283,761,779	194,190,309	2,151,030,171	1,726,038,400

CHANGES IN UNITS:
Beginning units	-	-	-	-	17,322,335	12,824,884	149,844,350	145,018,915
Units purchased	5,296,533	-	9,688,321	-	12,053,707	10,611,071	31,163,181	27,292,458
Units redeemed	(210,348)	-	(172,002)	-	(5,831,200)	(6,113,620)	(21,906,270)	(22,467,023)

Ending units	5,086,185	-	9,516,319	-	23,544,842	17,322,335	159,101,261	149,844,350

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMA		GVDMC		GVUSL		MCIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(5,467,261)	11,373,537	(397,879)	7,163,665	(12,344)	(27,951)	(344,663)	(196,383)
Realized gain (loss) on investments	(24,234,809)	5,248,200	(4,659,856)	(2,303,693)	(1,095,850)	(569,854)	(4,294,187)	1,187,109
Change in unrealized gain (loss) on investments	247,531,738	(757,715,705)	60,421,548	(123,547,592)	1,815,308	(2,627,709)	24,206,416	(51,644,636)
Reinvested capital gains	55,805,571	160,150,500	8,567,242	26,949,413	-	-	2,214,895	6,693,594

Net increase (decrease) in contract owners’ equity resulting from operations	273,635,239	(580,943,468)	63,931,055	(91,738,207)	707,114	(3,225,514)	21,782,461	(43,960,316)

Equity transactions:
Purchase payments received from contract owners (note 3)	96,413,181	173,375,309	96,514,150	61,809,695	151,308	279,142	6,848,398	7,581,291
Transfers between funds	(37,110,674)	(2,417,980)	4,879,922	59,643,269	(401,176)	105,123	1,861,958	(3,937,868)
Redemptions (note 3)	(99,729,157)	(124,241,518)	(44,506,000)	(54,352,009)	(489,840)	(958,807)	(9,315,166)	(13,432,112)
Annuity benefits	(31,857)	(41,224)	(101,172)	(72,696)	(3,504)	(2,667)	(4,503)	(6,544)
Contract maintenance charges (note 2)	(3,500,933)	(2,658,313)	(792,290)	(492,590)	(1,246)	(1,831)	(44,335)	(38,051)
Contingent deferred sales charges (note 2)	(1,638,108)	(2,591,429)	(608,151)	(836,910)	(1,212)	(2,538)	(69,319)	(102,645)
Adjustments to maintain reserves	19,740	1,747	(19,731)	8,046	(112)	(101)	(2,447)	(8,130)

Net equity transactions	(45,577,808)	41,426,592	55,366,728	65,706,805	(745,782)	(581,679)	(725,414)	(9,944,059)

Net change in contract owners’ equity	228,057,431	(539,516,876)	119,297,783	(26,031,402)	(38,668)	(3,807,193)	21,057,047	(53,904,375)
Contract owners’ equity beginning of period	1,214,824,493	1,754,341,369	479,176,280	505,207,682	2,855,066	6,662,259	67,933,508	121,837,883

Contract owners’ equity end of period	$1,442,881,924	1,214,824,493	598,474,063	479,176,280	2,816,398	2,855,066	88,990,555	67,933,508

CHANGES IN UNITS:
Beginning units	102,697,193	100,235,949	42,212,488	37,093,457	344,880	397,523	5,965,468	6,776,727
Units purchased	11,939,661	16,868,580	12,733,726	13,641,421	41,072	107,066	1,510,389	1,871,331
Units redeemed	(15,022,159)	(14,407,336)	(8,175,872)	(8,522,390)	(128,441)	(159,709)	(1,768,602)	(2,682,590)

Ending units	99,614,695	102,697,193	46,770,342	42,212,488	257,511	344,880	5,707,255	5,965,468

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SAM		NVMIG3		NVMIG6		GVDIV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(10,037,888)	3,396,402	(89,768)	(10,162)	(1,783,585)	(2,147,134)	2,759	990
Realized gain (loss) on investments	-	-	(135,374)	(93,110)	(11,054,510)	(3,263,169)	(216,109)	1,690
Change in unrealized gain (loss) on investments	-	-	6,322,921	(655,732)	84,231,085	(98,969,541)	427,220	(1,294,257)
Reinvested capital gains	-	-	-	-	-	-	-	252,332

Net increase (decrease) in contract owners’ equity resulting from operations	(10,037,888)	3,396,402	6,097,779	(759,004)	71,392,990	(104,379,844)	213,870	(1,039,245)

Equity transactions:
Purchase payments received from contract owners (note 3)	306,399,948	1,430,358,609	445,197	79,857	5,250,614	3,075,087	102	-
Transfers between funds	(128,024,350)	(901,317,576)	42,413,850	2,295,639	4,576,132	312,984,584	(138,911)	(292,353)
Redemptions (note 3)	(355,206,069)	(369,678,377)	(2,746,691)	(172,747)	(12,856,665)	(7,259,908)	(105,450)	(86,340)
Annuity benefits	(130,883)	(117,752)	(473)	-	(667)	(109)	-	-
Contract maintenance charges (note 2)	(398,366)	(281,792)	(10,048)	(582)	(990,489)	(501,462)	(121)	(169)
Contingent deferred sales charges (note 2)	(1,867,886)	(2,116,021)	(6,102)	(771)	(243,462)	(137,315)	(1,332)	(1,487)
Adjustments to maintain reserves	(53,418)	29,626	(11,992)	(26)	106,912	(511)	(118)	(45)

Net equity transactions	(179,281,024)	156,876,717	40,083,741	2,201,370	(4,157,625)	308,160,366	(245,830)	(380,394)

Net change in contract owners’ equity	(189,318,912)	160,273,119	46,181,520	1,442,366	67,235,365	203,780,522	(31,960)	(1,419,639)
Contract owners’ equity beginning of period	801,487,966	641,214,847	1,442,366	-	203,780,522	-	1,064,102	2,483,741

Contract owners’ equity end of period	$612,169,054	801,487,966	47,623,886	1,442,366	271,015,887	203,780,522	1,032,142	1,064,102

CHANGES IN UNITS:
Beginning units	58,886,454	46,091,872	236,983	-	33,672,563	-	93,231	114,548
Units purchased	71,458,840	213,942,367	6,153,712	284,810	7,247,503	35,617,350	104	-
Units redeemed	(83,047,205)	(201,147,785)	(578,861)	(47,827)	(7,427,706)	(1,944,787)	(22,542)	(21,317)

Ending units	47,298,089	58,886,454	5,811,834	236,983	33,492,360	33,672,563	70,793	93,231

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDIV3		GVDIV6		NVMLG1		NVMLG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$62,794	68,195	225,485	(227,518)	(7,008)	(17)	(979,292)	(1,418)
Realized gain (loss) on investments	(3,666,379)	(1,013,137)	(124,261,973)	(3,524,196)	52,549	(3,419)	1,452,779	(25,339)
Change in unrealized gain (loss) on investments	5,548,736	(11,226,552)	129,977,230	(123,480,526)	447,033	(1,802)	32,814,686	(73,273)
Reinvested capital gains	-	2,344,677	-	25,226,921	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,945,151	(9,826,817)	5,940,742	(102,005,319)	492,574	(5,238)	33,288,173	(100,030)

Equity transactions:
Purchase payments received from contract owners (note 3)	244,051	879,493	8,996,305	22,048,620	54,407	6,402	2,615,394	642,606
Transfers between funds	(1,570,156)	(4,327,626)	(86,753,689)	(62,323,275)	3,195,072	38,487	133,308,953	328,367
Redemptions (note 3)	(1,487,682)	(3,148,934)	(3,956,349)	(11,602,213)	(251,512)	(244)	(4,217,360)	(397,261)
Annuity benefits	-	-	(135)	(50)	-	-	(113)	-
Contract maintenance charges (note 2)	(4,576)	(6,726)	(199,600)	(378,836)	(964)	(5)	(311,406)	(34,781)
Contingent deferred sales charges (note 2)	(2,257)	(10,611)	(59,484)	(168,618)	(1,269)	(18)	(79,477)	(6,797)
Adjustments to maintain reserves	(1,567)	509	(207,465)	(1,122)	(51)	(7,896)	20,893	199,076

Net equity transactions	(2,822,187)	(6,613,895)	(82,180,417)	(52,425,494)	2,995,683	36,726	131,336,884	731,210

Net change in contract owners’ equity	(877,036)	(16,440,712)	(76,239,675)	(154,430,813)	3,488,257	31,488	164,625,057	631,180
Contract owners’ equity beginning of period	9,450,119	25,890,831	119,780,045	274,210,858	31,488	-	631,180	-

Contract owners’ equity end of period	$8,573,083	9,450,119	43,540,370	119,780,045	3,519,745	31,488	165,256,237	631,180

CHANGES IN UNITS:
Beginning units	801,982	1,163,407	14,917,379	17,958,586	4,988	-	100,379	-
Units purchased	70,737	99,236	1,874,134	5,189,283	482,107	8,950	22,082,604	119,739
Units redeemed	(304,871)	(460,661)	(12,570,023)	(8,230,490)	(51,375)	(3,962)	(1,494,750)	(19,360)

Ending units	567,848	801,982	4,221,490	14,917,379	435,720	4,988	20,688,233	100,379

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMLV2		NVMMG1		NVMMG2		NVMMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(93,204)	970	(998,275)	(4,409)	(2,422,724)	(908,477)	(1,103,243)	(199,894)
Realized gain (loss) on investments	20,789	(15,992)	1,169,167	(109,822)	(8,125,079)	(1,317,448)	(28,914,331)	(2,224,745)
Change in unrealized gain (loss) on investments	4,641,851	(470,794)	23,108,328	(207,378)	44,098,043	(45,609,068)	83,167,865	(68,247,877)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,569,436	(485,816)	23,279,220	(321,609)	33,550,240	(47,834,993)	53,150,291	(70,672,516)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,069,434	2,614,895	1,128,561	21,417	5,399,640	1,767,510	4,840,550	2,741,504
Transfers between funds	28,279,924	1,304,010	184,258,383	877,821	54,869,670	132,040,874	125,492,177	243,858,343
Redemptions (note 3)	(1,440,211)	(51,743)	(10,636,171)	(56,205)	(7,741,011)	(2,660,483)	(16,416,866)	(6,184,704)
Annuity benefits	-	-	(6,273)	-	(550)	(54)	(264)	(98)
Contract maintenance charges (note 2)	(15,992)	(1,795)	(51,803)	(170)	(532,964)	(157,062)	(604,548)	(417,361)
Contingent deferred sales charges (note 2)	(13,482)	(113)	(15,464)	(162)	(142,911)	(51,527)	(145,719)	(116,420)
Adjustments to maintain reserves	(3,203)	(4)	42,971	(5,516)	106,925	(186,150)	(645,361)	(554)

Net equity transactions	30,876,470	3,865,250	174,720,204	837,185	51,958,799	130,753,108	112,519,969	239,880,710

Net change in contract owners’ equity	35,445,906	3,379,434	197,999,424	515,576	85,509,039	82,918,115	165,670,260	169,208,194
Contract owners’ equity beginning of period	3,379,434	-	515,576	-	82,918,115	-	169,208,194	-

Contract owners’ equity end of period	$38,825,340	3,379,434	198,515,000	515,576	168,427,154	82,918,115	334,878,454	169,208,194

CHANGES IN UNITS:
Beginning units	538,618	-	82,831	-	13,384,980	-	25,339,928	-
Units purchased	5,081,868	560,274	27,408,665	121,649	12,612,549	14,178,502	25,673,168	27,273,886
Units redeemed	(688,148)	(21,656)	(2,084,991)	(38,818)	(4,173,956)	(793,522)	(12,043,393)	(1,933,958)

Ending units	4,932,338	538,618	25,406,505	82,831	21,823,573	13,384,980	38,969,703	25,339,928

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCGF		SCGF2		SCVF		SCVF2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(65,258)	(100,242)	(147,566)	(288,642)	(255,250)	(127,762)	(226,407)	(142,734)
Realized gain (loss) on investments	(513,450)	(273,768)	(1,457,954)	(3,277,649)	(6,879,061)	(4,646,271)	(2,835,775)	(3,340,844)
Change in unrealized gain (loss) on investments	1,748,706	(4,480,517)	3,868,968	(7,898,515)	14,575,750	(15,763,686)	8,514,583	(5,751,018)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,169,998	(4,854,527)	2,263,448	(11,464,806)	7,441,439	(20,537,719)	5,452,401	(9,234,596)

Equity transactions:
Purchase payments received from contract owners (note 3)	226,326	617,494	1,327,561	2,099,517	1,060,529	2,222,401	1,582,546	1,907,884
Transfers between funds	94,852	(372,164)	(137,185)	(7,287,769)	(2,418,903)	(7,480,926)	4,199,882	(1,943,708)
Redemptions (note 3)	(683,620)	(1,243,052)	(983,942)	(1,315,039)	(5,766,650)	(9,590,975)	(1,986,353)	(2,723,480)
Annuity benefits	(1,453)	(1,951)	-	-	(7,105)	(12,634)	(202)	(168)
Contract maintenance charges (note 2)	(3,606)	(4,510)	(5,390)	(3,704)	(22,897)	(28,224)	(8,598)	(6,642)
Contingent deferred sales charges (note 2)	(4,233)	(8,750)	(15,120)	(18,475)	(16,753)	(40,587)	(35,358)	(52,541)
Adjustments to maintain reserves	(136)	(22)	(620)	(275)	563	8,369	(926)	(528)

Net equity transactions	(371,870)	(1,012,955)	185,304	(6,525,745)	(7,171,216)	(14,922,576)	3,750,991	(2,819,183)

Net change in contract owners’ equity	798,128	(5,867,482)	2,448,752	(17,990,551)	270,223	(35,460,295)	9,203,392	(12,053,779)
Contract owners’ equity beginning of period	4,999,327	10,866,809	9,006,487	26,997,038	36,701,133	72,161,428	17,071,111	29,124,890

Contract owners’ equity end of period	$5,797,455	4,999,327	11,455,239	9,006,487	36,971,356	36,701,133	26,274,503	17,071,111

CHANGES IN UNITS:
Beginning units	1,159,659	1,333,156	968,639	1,534,096	2,629,323	3,462,637	1,254,598	1,429,150
Units purchased	230,318	314,278	302,320	692,193	179,120	279,906	737,314	399,346
Units redeemed	(320,346)	(487,775)	(287,598)	(1,257,650)	(681,707)	(1,113,220)	(418,075)	(573,898)

Ending units	1,069,631	1,159,659	983,361	968,639	2,126,736	2,629,323	1,573,837	1,254,598

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF		SCF2		MSBF		NVSTB2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(810,662)	(628,394)	(507,738)	(875,646)	5,120,254	3,352,870	281,722	107,005
Realized gain (loss) on investments	(10,059,363)	2,600,156	(42,981,547)	(4,588,442)	(3,174,720)	(2,469,376)	205,956	(6,169)
Change in unrealized gain (loss) on investments	32,766,156	(80,834,655)	52,465,466	(54,288,868)	9,790,510	(14,608,639)	767,682	(152,105)
Reinvested capital gains	-	24,186,634	-	18,955,245	-	1,473,787	230,664	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,896,131	(54,676,259)	8,976,181	(40,797,711)	11,736,044	(12,251,358)	1,486,024	(51,269)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,753,715	4,043,063	3,610,529	12,024,898	10,666,411	6,997,174	15,679,382	4,983,930
Transfers between funds	(3,782,633)	(9,284,263)	(27,561,474)	(1,699,612)	8,885,948	(2,814,864)	48,375,379	11,559,450
Redemptions (note 3)	(11,056,796)	(19,098,257)	(3,529,629)	(7,154,280)	(6,373,222)	(7,184,441)	(4,995,336)	(509,049)
Annuity benefits	(13,824)	(20,131)	(5,230)	(5,436)	(4,591)	(4,544)	(13,213)	(5,464)
Contract maintenance charges (note 2)	(51,600)	(58,417)	(30,979)	(100,187)	(62,661)	(35,639)	(85,949)	(6,122)
Contingent deferred sales charges (note 2)	(24,926)	(49,015)	(50,035)	(113,785)	(47,012)	(58,954)	(44,702)	(17,594)
Adjustments to maintain reserves	998	1,309	(179,004)	(733)	(1,040)	(418)	(5,959)	24

Net equity transactions	(13,175,066)	(24,465,711)	(27,745,822)	2,950,865	13,063,833	(3,101,686)	58,909,602	16,005,175

Net change in contract owners’ equity	8,721,065	(79,141,970)	(18,769,641)	(37,846,846)	24,799,877	(15,353,044)	60,395,626	15,953,906
Contract owners’ equity beginning of period	77,098,560	156,240,530	61,709,335	99,556,181	50,289,643	65,642,687	15,953,906	-

Contract owners’ equity end of period	$85,819,625	77,098,560	42,939,694	61,709,335	75,089,520	50,289,643	76,349,532	15,953,906

CHANGES IN UNITS:
Beginning units	3,418,854	4,226,617	4,915,642	4,806,056	4,888,835	5,127,598	1,618,282	-
Units purchased	160,135	245,726	662,365	1,339,837	3,037,805	2,260,043	7,625,908	1,837,099
Units redeemed	(716,437)	(1,053,489)	(3,012,582)	(1,230,251)	(1,927,821)	(2,498,806)	(1,880,879)	(218,817)

Ending units	2,862,552	3,418,854	2,565,425	4,915,642	5,998,819	4,888,835	7,363,311	1,618,282

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GGTC		GGTC2		GGTC3		GGTC6

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,932)	(2,897)	(9,307)	(14,563)	(50,639)	(54,115)	(141,378)	(147,037)
Realized gain (loss) on investments	(7,364)	4,755	(70,350)	(13,335)	(1,141,728)	(686,461)	(2,422,623)	(1,237,458)
Change in unrealized gain (loss) on investments	71,933	(184,347)	342,305	(774,070)	2,800,319	(2,582,469)	6,279,749	(6,238,541)
Reinvested capital gains	-	31,306	-	141,073	-	574,822	-	1,280,684

Net increase (decrease) in contract owners’ equity resulting from operations	62,637	(151,183)	262,648	(660,895)	1,607,952	(2,748,223)	3,715,748	(6,342,352)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	(1)	809	235,413	247,281	1,369,305	1,056,718
Transfers between funds	(7,668)	(5,879)	(31,794)	(185,303)	1,717,498	(790,842)	5,910,132	(5,042,206)
Redemptions (note 3)	(16,379)	(52,997)	(79,254)	(95,808)	(430,584)	(490,237)	(776,148)	(945,279)
Annuity benefits	-	-	-	-	(957)	(1,304)	-	-
Contract maintenance charges (note 2)	(390)	(487)	(246)	(271)	(2,068)	(2,080)	(1,096)	(881)
Contingent deferred sales charges (note 2)	(1)	(46)	(1,479)	(1,001)	(3,115)	(4,445)	(9,397)	(19,629)
Adjustments to maintain reserves	(50)	(37)	(197)	(45)	(58)	343	(548)	(264)

Net equity transactions	(24,488)	(59,446)	(112,971)	(281,619)	1,516,129	(1,041,284)	6,492,248	(4,951,541)

Net change in contract owners’ equity	38,149	(210,629)	149,677	(942,514)	3,124,081	(3,789,507)	10,207,996	(11,293,893)
Contract owners’ equity beginning of period	135,605	346,234	593,313	1,535,827	2,404,249	6,193,756	4,669,470	15,963,363

Contract owners’ equity end of period	$173,754	135,605	742,990	593,313	5,528,330	2,404,249	14,877,466	4,669,470

CHANGES IN UNITS:
Beginning units	69,320	89,808	59,489	77,916	328,516	430,126	677,283	1,169,229
Units purchased	-	-	-	-	383,539	191,566	1,265,448	364,731
Units redeemed	(10,288)	(20,488)	(9,839)	(18,427)	(208,212)	(293,176)	(501,300)	(856,677)

Ending units	59,032	69,320	49,650	59,489	503,843	328,516	1,441,431	677,283

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVUG2		GVUGL		NVOLG1		NVOLG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(218,450)	(311,336)	(32,612)	(71,465)	(650)	-	(5,251)	-
Realized gain (loss) on investments	(2,984,177)	(1,122,555)	(970,740)	(737,233)	5,718	-	1,627	-
Change in unrealized gain (loss) on investments	6,234,180	(12,259,077)	1,488,522	(2,929,553)	19,440	-	106,301	-
Reinvested capital gains	-	3,863,225	-	1,066,610	9,860	-	25,634	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,031,553	(9,829,743)	485,170	(2,671,641)	34,368	-	128,311	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,410,916	1,499,037	117,302	243,721	1,721	-	1,036,588	-
Transfers between funds	(1,331,849)	(269,587)	(405,055)	462,688	576,193	-	486,223	-
Redemptions (note 3)	(1,304,545)	(1,765,627)	(559,750)	(1,121,741)	(14,126)	-	(13,989)	-
Annuity benefits	-	-	(453)	(628)	-	-	-	-
Contract maintenance charges (note 2)	(7,818)	(3,924)	(1,659)	(2,124)	(14)	-	(180)	-
Contingent deferred sales charges (note 2)	(21,038)	(41,705)	(3,158)	(2,681)	-	-	(806)	-
Adjustments to maintain reserves	(624)	(268)	(68)	77	-	-	(33)	-

Net equity transactions	(1,254,958)	(582,074)	(852,841)	(420,688)	563,774	-	1,507,803	-

Net change in contract owners’ equity	1,776,595	(10,411,817)	(367,671)	(3,092,329)	598,142	-	1,636,114	-
Contract owners’ equity beginning of period	12,820,073	23,231,890	2,810,413	5,902,742	-	-	-	-

Contract owners’ equity end of period	$14,596,668	12,820,073	2,442,742	2,810,413	598,142	-	1,636,114	-

CHANGES IN UNITS:
Beginning units	1,047,552	1,094,930	270,231	329,074	-	-	-	-
Units purchased	304,431	328,528	31,885	178,685	49,010	-	129,675	-
Units redeemed	(387,644)	(375,906)	(113,119)	(237,528)	(2,799)	-	(2,960)	-

Ending units	964,339	1,047,552	188,997	270,231	46,211	-	126,715	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVTIV3		EIF2		NVRE1		NVRE2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,648,673)	-	(570,015)	(127,895)	199,385	20,598	89,675	37,683
Realized gain (loss) on investments	3,445,315	-	(40,893,495)	(40,346,197)	(69,898)	(99,705)	(154,468)	(145,295)
Change in unrealized gain (loss) on investments	57,933,012	-	60,015,533	(38,696,150)	9,105,111	(328,498)	8,274,525	(875,516)
Reinvested capital gains	530,532	-	-	1,829,623	195,773	-	165,020	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,260,186	-	18,552,023	(77,340,619)	9,430,371	(407,605)	8,374,752	(983,128)

Equity transactions:
Purchase payments received from contract owners (note 3)	13,108,600	-	9,172,596	25,035,928	884,803	27,355	2,257,172	1,749,887
Transfers between funds	252,916,536	-	(20,957,790)	(166,120,494)	53,822,228	1,295,747	40,568,817	1,066,015
Redemptions (note 3)	(7,524,221)	-	(7,213,997)	(10,822,473)	(3,673,530)	(95,501)	(1,694,404)	(52,248)
Annuity benefits	(342)	-	(4,138)	(6,504)	(523)	-	-	-
Contract maintenance charges (note 2)	(629,450)	-	(271,313)	(333,824)	(11,034)	(86)	(2,944)	(40)
Contingent deferred sales charges (note 2)	(151,389)	-	(95,496)	(207,660)	(7,478)	(136)	(21,447)	(641)
Adjustments to maintain reserves	10,444	-	32,377	(1,635)	(6,092)	(23)	(5,402)	(82)

Net equity transactions	257,730,178	-	(19,337,761)	(152,456,662)	51,008,374	1,227,356	41,101,792	2,762,891

Net change in contract owners’ equity	317,990,364	-	(785,738)	(229,797,281)	60,438,745	819,751	49,476,544	1,779,763
Contract owners’ equity beginning of period	-	-	85,969,004	315,766,285	819,751	-	1,779,763	-

Contract owners’ equity end of period	$317,990,364	-	85,183,266	85,969,004	61,258,496	819,751	51,256,307	1,779,763

CHANGES IN UNITS:
Beginning units	-	-	8,010,536	18,188,564	146,484	-	319,169	-
Units purchased	26,923,342	-	3,531,170	3,161,290	9,503,135	229,503	7,699,110	406,534
Units redeemed	(2,238,195)	-	(5,267,533)	(13,339,318)	(1,173,345)	(83,019)	(868,989)	(87,365)

Ending units	24,685,147	-	6,274,173	8,010,536	8,476,274	146,484	7,149,290	319,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMTB		PMVFAD		PMVLAD		AVBV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$15,368,384	11,643,554	5,057	-	522,418	-	(234,427)	(428,899)
Realized gain (loss) on investments	(25,869,568)	(6,916,343)	267,920	-	67,791	-	(20,552,126)	(980,116)
Change in unrealized gain (loss) on investments	41,225,297	(69,873,829)	(259,254)	-	(2,291,654)	-	27,703,473	(30,516,067)
Reinvested capital gains	-	-	96,384	-	6,691,974	-	-	6,864,081

Net increase (decrease) in contract owners’ equity resulting from operations	30,724,113	(65,146,618)	110,107	-	4,990,529	-	6,916,920	(25,061,001)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,142,456	46,151,488	3,054,536	-	18,935,893	-	410,097	1,909,197
Transfers between funds	(107,449,358)	(16,349,739)	4,015,655	-	133,318,248	-	(26,975,706)	(2,612,477)
Redemptions (note 3)	(27,353,558)	(32,682,793)	(127,679)	-	(3,929,404)	-	(1,525,336)	(3,601,566)
Annuity benefits	(105,435)	(109,799)	-	-	(180)	-	(3,430)	(6,468)
Contract maintenance charges (note 2)	(792,369)	(820,871)	(251)	-	(223,873)	-	(7,026)	(10,992)
Contingent deferred sales charges (note 2)	(438,151)	(403,006)	(104)	-	(55,923)	-	(18,349)	(54,007)
Adjustments to maintain reserves	(58,456)	(501)	(855)	-	(7,352)	-	1,695	(926)

Net equity transactions	(124,054,871)	(4,215,221)	6,941,302	-	148,037,409	-	(28,118,055)	(4,377,239)

Net change in contract owners’ equity	(93,330,758)	(69,361,839)	7,051,409	-	153,027,938	-	(21,201,135)	(29,438,240)
Contract owners’ equity beginning of period	355,927,502	425,289,341	-	-	-	-	21,213,886	50,652,126

Contract owners’ equity end of period	$262,596,744	355,927,502	7,051,409	-	153,027,938	-	12,751	21,213,886

CHANGES IN UNITS:
Beginning units	38,156,662	38,220,042	-	-	-	-	2,569,381	2,902,901
Units purchased	7,473,530	11,189,513	1,118,523	-	15,001,314	-	775,808	488,063
Units redeemed	(20,729,653)	(11,252,893)	(469,179)	-	(987,661)	-	(3,345,189)	(821,583)

Ending units	24,900,539	38,156,662	649,344	-	14,013,653	-	-	2,569,381

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVCA2		AVCD2		ALVGIB		ALVSVB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(100,915)	(215,299)	(264,531)	(335,078)	170,225	35,630	(117,548)	(131,725)
Realized gain (loss) on investments	(645,614)	87,480	(2,615,542)	(849,393)	(1,426,904)	(777,482)	(3,399,584)	(1,592,136)
Change in unrealized gain (loss) on investments	1,982,553	(6,888,377)	8,246,231	(13,524,418)	2,686,885	(9,465,089)	8,029,882	(5,296,111)
Reinvested capital gains	-	-	-	2,534,704	-	2,653,838	578,687	669,521

Net increase (decrease) in contract owners’ equity resulting from operations	1,236,024	(7,016,196)	5,366,158	(12,174,185)	1,430,206	(7,553,103)	5,091,437	(6,350,451)

Equity transactions:
Purchase payments received from contract owners (note 3)	228,424	747,816	3,026,379	2,308,849	242,776	181,053	6,100,315	2,587,624
Transfers between funds	(515,751)	(2,274,283)	(483,498)	(2,556,881)	(813,001)	(1,323,322)	(907,961)	9,031,174
Redemptions (note 3)	(836,042)	(1,418,392)	(1,242,572)	(1,721,565)	(1,099,031)	(1,651,289)	(1,060,791)	(1,221,058)
Annuity benefits	(1,054)	(1,368)	-	-	-	-	(1,053)	(1,307)
Contract maintenance charges (note 2)	(2,991)	(2,937)	(18,226)	(9,692)	(1,071)	(1,315)	(14,028)	(1,650)
Contingent deferred sales charges (note 2)	(10,639)	(17,143)	(20,477)	(35,193)	(11,520)	(15,630)	(9,085)	(15,711)
Adjustments to maintain reserves	(452)	(487)	(930)	(190)	(481)	(113)	(389)	(87)

Net equity transactions	(1,138,505)	(2,966,794)	1,260,676	(2,014,672)	(1,682,328)	(2,810,616)	4,107,008	10,378,985

Net change in contract owners’ equity	97,519	(9,982,990)	6,626,834	(14,188,857)	(252,122)	(10,363,719)	9,198,445	4,028,534
Contract owners’ equity beginning of period	7,656,524	17,639,514	12,813,434	27,002,291	9,367,499	19,731,218	11,845,334	7,816,800

Contract owners’ equity end of period	$7,754,043	7,656,524	19,440,268	12,813,434	9,115,377	9,367,499	21,043,779	11,845,334

CHANGES IN UNITS:
Beginning units	804,764	1,044,738	1,176,724	1,288,902	891,778	1,095,470	934,857	394,975
Units purchased	111,391	156,250	436,569	370,858	55,438	57,087	983,740	979,830
Units redeemed	(228,649)	(396,224)	(334,525)	(483,036)	(213,797)	(260,779)	(745,986)	(439,948)

Ending units	687,506	804,764	1,278,768	1,176,724	733,419	891,778	1,172,611	934,857

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	CHSMM		ACVB		ACVCA		ACVIG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(191,242)	253,898	1,616,504	768,191	50,422	(1,575,013)	539,360	190,085
Realized gain (loss) on investments	-	-	(2,212,965)	(1,104,791)	4,551,873	5,473,465	(1,165,437)	208,041
Change in unrealized gain (loss) on investments	-	-	5,655,141	(17,216,134)	8,972,785	(82,357,794)	2,933,568	(13,619,377)
Reinvested capital gains	-	-	-	4,415,765	-	9,948,547	-	3,083,841

Net increase (decrease) in contract owners’ equity resulting from operations	(191,242)	253,898	5,058,680	(13,136,969)	13,575,080	(68,510,795)	2,307,491	(10,137,410)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,385,177	9,962,432	687,329	1,334,843	671,313	2,200,741	425,211	1,249,253
Transfers between funds	(7,742,722)	(1,639,364)	(755,632)	(2,815,950)	(78,119,518)	(6,497,441)	(648,492)	(2,075,781)
Redemptions (note 3)	(5,069,072)	(4,945,856)	(7,896,741)	(10,653,581)	(6,489,214)	(16,686,951)	(2,747,404)	(4,593,071)
Annuity benefits	(30,144)	(31,171)	(19,393)	(14,148)	(17,449)	(30,100)	(4,914)	(9,324)
Contract maintenance charges (note 2)	(943)	(972)	(28,044)	(31,189)	(42,119)	(74,252)	(12,060)	(14,945)
Contingent deferred sales charges (note 2)	-	-	(15,661)	(19,145)	(8,626)	(20,604)	(8,056)	(20,251)
Adjustments to maintain reserves	(82)	243	10,348	(5,796)	(715)	(3,448)	(554)	3

Net equity transactions	(8,457,786)	3,345,312	(8,017,794)	(12,204,966)	(84,006,328)	(21,112,055)	(2,996,269)	(5,464,116)

Net change in contract owners’ equity	(8,649,028)	3,599,210	(2,959,114)	(25,341,935)	(70,431,248)	(89,622,850)	(688,778)	(15,601,526)
Contract owners’ equity beginning of period	25,826,679	22,227,469	43,435,525	68,777,460	70,538,795	160,161,645	16,473,641	32,075,167

Contract owners’ equity end of period	$17,177,651	25,826,679	40,476,411	43,435,525	107,547	70,538,795	15,784,863	16,473,641

CHANGES IN UNITS:
Beginning units	2,367,841	2,030,093	2,314,333	2,885,081	2,882,462	3,530,839	1,902,498	2,391,422
Units purchased	629,697	1,563,593	104,674	149,630	77,568	237,473	122,354	212,092
Units redeemed	(1,408,751)	(1,225,845)	(533,728)	(720,378)	(2,960,030)	(885,850)	(460,487)	(701,016)

Ending units	1,588,787	2,367,841	1,885,279	2,314,333	-	2,882,462	1,564,365	1,902,498

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVIG2		ACVIP2		ACVI		ACVI2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$176,028	29,802	285,123	3,487,871	350,396	(216,363)	17,782	(21,411)
Realized gain (loss) on investments	(572,077)	(137,133)	(202,624)	(850,110)	(9,145)	2,950,088	(106,214)	105,657
Change in unrealized gain (loss) on investments	1,228,206	(5,069,288)	11,207,481	(8,364,625)	3,849,929	(31,398,271)	318,636	(1,847,797)
Reinvested capital gains	-	1,184,600	-	-	-	4,385,457	-	268,891

Net increase (decrease) in contract owners’ equity resulting from operations	832,157	(3,992,019)	11,289,980	(5,726,864)	4,191,180	(24,279,089)	230,204	(1,494,660)

Equity transactions:
Purchase payments received from contract owners (note 3)	122,695	160,347	29,026,252	16,337,034	(1,394)	29,167	(1,643)	-
Transfers between funds	(439,864)	(1,023,013)	6,687,516	49,176,521	(28,438,546)	(1,873,224)	(1,679,249)	(115,871)
Redemptions (note 3)	(691,657)	(824,435)	(15,901,690)	(18,196,008)	(2,198,676)	(7,544,488)	(170,082)	(312,236)
Annuity benefits	-	-	(18,530)	(17,191)	(9,698)	(16,625)	-	-
Contract maintenance charges (note 2)	(1,238)	(1,313)	(99,207)	(43,400)	(11,256)	(21,043)	(172)	(382)
Contingent deferred sales charges (note 2)	(7,655)	(9,720)	(161,053)	(150,711)	(2,320)	(5,706)	(3,420)	(3,625)
Adjustments to maintain reserves	(415)	(324)	(21,716)	(1,513)	(159)	(1,988)	(40)	(63)

Net equity transactions	(1,018,134)	(1,698,458)	19,511,572	47,104,732	(30,662,049)	(9,433,907)	(1,854,606)	(432,177)

Net change in contract owners’ equity	(185,977)	(5,690,477)	30,801,552	41,377,868	(26,470,869)	(33,712,996)	(1,624,402)	(1,926,837)
Contract owners’ equity beginning of period	6,525,719	12,216,196	121,020,718	79,642,850	26,505,676	60,218,672	1,624,402	3,551,239

Contract owners’ equity end of period	$6,339,742	6,525,719	151,822,270	121,020,718	34,807	26,505,676	-	1,624,402

CHANGES IN UNITS:
Beginning units	602,251	727,674	10,709,237	6,820,642	1,852,745	2,292,787	128,519	152,551
Units purchased	39,610	35,352	6,663,755	9,379,817	1	25	1,880	-
Units redeemed	(138,213)	(160,775)	(4,990,625)	(5,491,222)	(1,852,746)	(440,067)	(130,399)	(24,032)

Ending units	503,648	602,251	12,382,367	10,709,237	-	1,852,745	-	128,519

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVI3		ACVI4		ACVMV1		ACVMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$203,988	(124,113)	97,651	(133,561)	112,896	(66,524)	514,738	(829,196)
Realized gain (loss) on investments	(2,231,080)	1,841,427	(5,595,137)	751,428	(943,068)	(854,150)	(3,319,997)	(7,112,926)
Change in unrealized gain (loss) on investments	4,460,584	(18,705,807)	6,920,566	(10,985,764)	1,832,781	(803,204)	10,421,729	(5,479,215)
Reinvested capital gains	-	2,548,520	-	1,584,327	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,433,492	(14,439,973)	1,423,080	(8,783,570)	1,002,609	(1,723,878)	7,616,470	(13,421,337)

Equity transactions:
Purchase payments received from contract owners (note 3)	490,575	2,021,786	112,832	1,485,832	182,296	297,075	7,893,643	10,824,397
Transfers between funds	(16,792,113)	(1,527,717)	(10,153,729)	(1,513,937)	364,378	1,098,432	(4,075,724)	6,157,103
Redemptions (note 3)	(1,497,357)	(4,723,752)	(503,635)	(1,335,186)	(584,248)	(968,838)	(2,578,139)	(3,575,869)
Annuity benefits	(389)	(3,739)	-	-	(475)	(583)	(64)	(76)
Contract maintenance charges (note 2)	(5,154)	(10,257)	(5,573)	(6,608)	(2,057)	(2,172)	(33,898)	(46,525)
Contingent deferred sales charges (note 2)	(9,555)	(26,291)	(6,329)	(18,299)	(1,684)	(2,395)	(33,262)	(70,081)
Adjustments to maintain reserves	(393)	(150)	(99)	(476)	(1,050)	(4)	(740)	(582)

Net equity transactions	(17,814,386)	(4,270,120)	(10,556,533)	(1,388,674)	(42,840)	421,515	1,171,816	13,288,367

Net change in contract owners’ equity	(15,380,894)	(18,710,093)	(9,133,453)	(10,172,244)	959,769	(1,302,363)	8,788,286	(132,970)
Contract owners’ equity beginning of period	15,381,250	34,091,343	9,133,453	19,305,697	4,512,607	5,814,970	27,697,559	27,830,529

Contract owners’ equity end of period	$356	15,381,250	-	9,133,453	5,472,376	4,512,607	36,485,845	27,697,559

CHANGES IN UNITS:
Beginning units	1,568,771	1,893,113	943,918	1,081,252	566,200	544,568	2,949,866	2,191,006
Units purchased	96,761	286,486	84,830	367,090	305,302	540,746	1,911,374	6,567,379
Units redeemed	(1,665,532)	(610,828)	(1,028,748)	(504,424)	(336,124)	(519,114)	(1,823,170)	(5,808,519)

Ending units	-	1,568,771	-	943,918	535,378	566,200	3,038,070	2,949,866

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVU1		ACVU2		ACVV		ACVV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(9,703)	(39,139)	(66,189)	(213,195)	2,586,337	1,066,775	2,632,003	559,190
Realized gain (loss) on investments	(945,133)	(160,010)	(4,034,923)	(322,735)	(11,135,716)	(4,301,880)	(10,840,268)	(7,305,365)
Change in unrealized gain (loss) on investments	1,249,487	(1,877,650)	5,190,116	(8,385,285)	17,564,038	(35,779,967)	19,372,709	(31,535,146)
Reinvested capital gains	-	511,993	-	2,339,161	-	11,805,540	-	10,753,584

Net increase (decrease) in contract owners’ equity resulting from operations	294,651	(1,564,806)	1,089,004	(6,582,054)	9,014,659	(27,209,532)	11,164,444	(27,527,737)

Equity transactions:
Purchase payments received from contract owners (note 3)	58,184	206,585	87,731	263,514	1,544,112	3,710,303	6,366,984	7,568,576
Transfers between funds	(2,001,353)	(738,829)	(8,487,920)	(1,378,995)	(4,659,121)	(10,174,729)	(8,025,228)	(30,522)
Redemptions (note 3)	(195,066)	(631,416)	(543,515)	(1,445,503)	(9,430,977)	(15,459,272)	(5,348,599)	(7,506,778)
Annuity benefits	-	-	(3,825)	(6,086)	(25,963)	(31,982)	(5,180)	(6,538)
Contract maintenance charges (note 2)	(945)	(1,912)	(1,276)	(2,170)	(33,770)	(41,310)	(71,058)	(36,824)
Contingent deferred sales charges (note 2)	(2,471)	(3,698)	(9,569)	(22,156)	(27,418)	(47,861)	(65,413)	(126,133)
Adjustments to maintain reserves	(4)	(56)	302	(433)	(542)	3,193	(2,130)	(578)

Net equity transactions	(2,141,655)	(1,169,326)	(8,958,072)	(2,591,829)	(12,633,679)	(22,041,658)	(7,150,624)	(138,797)

Net change in contract owners’ equity	(1,847,004)	(2,734,132)	(7,869,068)	(9,173,883)	(3,619,020)	(49,251,190)	4,013,820	(27,666,534)
Contract owners’ equity beginning of period	1,847,004	4,581,136	7,882,797	17,056,680	63,401,884	112,653,074	72,316,886	99,983,420

Contract owners’ equity end of period	$-	1,847,004	13,729	7,882,797	59,782,864	63,401,884	76,330,706	72,316,886

CHANGES IN UNITS:
Beginning units	259,464	371,822	868,516	1,079,627	3,763,741	4,831,480	5,916,904	5,881,576
Units purchased	37,922	52,561	37,609	195,819	257,189	484,315	1,209,254	2,046,396
Units redeemed	(297,386)	(164,919)	(906,125)	(406,930)	(1,020,219)	(1,552,054)	(1,818,598)	(2,011,068)

Ending units	-	259,464	-	868,516	3,000,711	3,763,741	5,307,560	5,916,904

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVVS1		ACVVS2		DVSCS		DSIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(27,942)	(102,981)	(122,171)	(412,904)	356,791	(297,850)	1,700,496	2,582,898
Realized gain (loss) on investments	(2,967,805)	(795,743)	(9,420,126)	(3,006,762)	(6,783,770)	(3,516,194)	(2,732,992)	5,656,285
Change in unrealized gain (loss) on investments	3,303,758	(4,296,789)	10,407,868	(13,687,213)	8,152,379	(21,355,555)	37,276,545	(168,144,260)
Reinvested capital gains	-	440,464	-	1,199,839	5,995,719	6,476,393	14,946,956	-

Net increase (decrease) in contract owners’ equity resulting from operations	308,011	(4,755,049)	865,571	(15,907,040)	7,721,119	(18,693,206)	51,191,005	(159,905,077)

Equity transactions:
Purchase payments received from contract owners (note 3)	96,084	462,143	121,082	2,968,968	5,162,353	5,287,868	5,273,315	12,316,477
Transfers between funds	(3,768,080)	(3,450,251)	(12,924,234)	(9,785,775)	(2,313,592)	4,561,416	(6,693,029)	(16,341,811)
Redemptions (note 3)	(366,044)	(1,028,529)	(567,821)	(2,609,875)	(3,636,181)	(5,585,685)	(36,443,730)	(61,431,940)
Annuity benefits	(1,743)	(359)	-	-	(4,012)	(5,203)	(99,738)	(151,569)
Contract maintenance charges (note 2)	(1,157)	(2,988)	(7,869)	(9,137)	(19,090)	(15,192)	(179,897)	(210,970)
Contingent deferred sales charges (note 2)	(1,331)	(1,609)	(7,916)	(71,144)	(36,421)	(66,343)	(86,795)	(156,662)
Adjustments to maintain reserves	81	1,042	(1,910)	(332)	(75)	11,543	(2,921)	40,218

Net equity transactions	(4,042,190)	(4,020,551)	(13,388,668)	(9,507,295)	(847,018)	4,188,404	(38,232,795)	(65,936,257)

Net change in contract owners’ equity	(3,734,179)	(8,775,600)	(12,523,097)	(25,414,335)	6,874,101	(14,504,802)	12,958,210	(225,841,334)
Contract owners’ equity beginning of period	3,743,896	12,519,496	12,523,097	37,937,432	34,830,629	49,335,431	239,456,508	465,297,842

Contract owners’ equity end of period	$9,717	3,743,896	-	12,523,097	41,704,730	34,830,629	252,414,718	239,456,508

CHANGES IN UNITS:
Beginning units	560,487	951,361	1,499,857	2,291,468	2,849,922	2,789,752	11,829,308	14,260,866
Units purchased	71,109	485,752	225,386	1,475,763	1,074,035	1,571,725	638,747	901,740
Units redeemed	(631,596)	(876,626)	(1,725,243)	(2,267,374)	(1,182,026)	(1,511,555)	(2,462,568)	(3,333,298)

Ending units	-	560,487	-	1,499,857	2,741,931	2,849,922	10,005,487	11,829,308

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSIFS		DSRG		DCAP		DCAPS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$247,356	252,035	(139,377)	(311,002)	327,763	245,544	99,097	15,292
Realized gain (loss) on investments	(2,976,952)	1,002,340	(3,369,538)	(6,076,910)	(701,338)	1,553,867	(1,271,428)	132,170
Change in unrealized gain (loss) on investments	15,639,657	(47,525,903)	14,809,941	(16,689,844)	3,053,834	(16,138,718)	3,564,180	(8,439,529)
Reinvested capital gains	4,719,219	-	-	-	1,888,385	2,604,428	1,333,884	1,429,961

Net increase (decrease) in contract owners’ equity resulting from operations	17,629,280	(46,271,528)	11,301,026	(23,077,756)	4,568,644	(11,734,879)	3,725,733	(6,862,106)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,962,850	9,967,791	1,056,220	2,399,674	547,589	1,378,999	4,671,011	1,801,955
Transfers between funds	(234,526)	(4,029,597)	(699,154)	(2,989,401)	(854,347)	(1,566,848)	(1,592,282)	3,009,492
Redemptions (note 3)	(8,413,768)	(10,684,717)	(5,115,033)	(9,931,828)	(3,609,451)	(5,785,964)	(1,827,265)	(1,596,643)
Annuity benefits	(32,498)	(36,345)	(2,639)	(7,490)	(4,242)	(4,653)	(8,861)	(10,838)
Contract maintenance charges (note 2)	(33,888)	(22,521)	(46,365)	(52,268)	(16,853)	(19,321)	(14,120)	(5,305)
Contingent deferred sales charges (note 2)	(103,370)	(143,724)	(13,983)	(36,264)	(11,334)	(21,882)	(23,550)	(27,844)
Adjustments to maintain reserves	(2,195)	1,492	(287)	3,746	2,438	3,246	(1,375)	(476)

Net equity transactions	1,142,605	(4,947,621)	(4,821,241)	(10,613,831)	(3,946,200)	(6,016,423)	1,203,558	3,170,341

Net change in contract owners’ equity	18,771,885	(51,219,149)	6,479,785	(33,691,587)	622,444	(17,751,302)	4,929,291	(3,691,765)
Contract owners’ equity beginning of period	73,710,552	124,929,701	38,638,185	72,329,772	25,225,732	42,977,034	18,498,046	22,189,811

Contract owners’ equity end of period	$92,482,437	73,710,552	45,117,970	38,638,185	25,848,176	25,225,732	23,427,337	18,498,046

CHANGES IN UNITS:
Beginning units	6,903,789	7,232,672	2,380,596	2,887,153	2,251,894	2,667,862	1,678,407	1,388,567
Units purchased	2,167,187	1,795,788	85,728	123,980	250,357	259,379	708,681	633,546
Units redeemed	(2,070,591)	(2,124,671)	(360,538)	(630,537)	(596,126)	(675,347)	(618,109)	(343,706)

Ending units	7,000,385	6,903,789	2,105,786	2,380,596	1,906,125	2,251,894	1,768,979	1,678,407

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DVDLS		DGI		FCA2S		FALFS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,675)	(17,381)	(1,925)	(154,519)	(12,783)	(40,278)	5,646	(955)
Realized gain (loss) on investments	(312,921)	(471,383)	(505,313)	289,902	(83,452)	74,309	(342,280)	(319,001)
Change in unrealized gain (loss) on investments	585,449	(569,521)	3,764,193	(13,969,271)	257,704	(993,863)	455,714	(629,269)
Reinvested capital gains	-	109,712	-	2,875,266	-	57,519	-	395,831

Net increase (decrease) in contract owners’ equity resulting from operations	270,853	(948,573)	3,256,955	(10,958,622)	161,469	(902,313)	119,080	(553,394)

Equity transactions:
Purchase payments received from contract owners (note 3)	8,279	16,386	412,574	863,225	31,930	46,785	22,124	35,715
Transfers between funds	5,547	(204,289)	(437,048)	(1,070,537)	(166,484)	(142,954)	(17,407)	(126,176)
Redemptions (note 3)	(130,889)	(241,992)	(2,404,748)	(4,036,911)	(289,466)	(191,860)	(96,604)	(250,624)
Annuity benefits	(96)	(80)	(757)	(707)	-	-	-	-
Contract maintenance charges (note 2)	(366)	(453)	(12,311)	(14,857)	(360)	(368)	(230)	(327)
Contingent deferred sales charges (note 2)	(2,006)	(3,884)	(7,805)	(10,118)	(5,652)	(1,902)	(2,844)	(3,429)
Adjustments to maintain reserves	(107)	(127)	(174)	(316)	(172)	(198)	(82)	2,258

Net equity transactions	(119,638)	(434,439)	(2,450,269)	(4,270,221)	(430,204)	(290,497)	(95,043)	(342,583)

Net change in contract owners’ equity	151,215	(1,383,012)	806,686	(15,228,843)	(268,735)	(1,192,810)	24,037	(895,977)
Contract owners’ equity beginning of period	1,232,028	2,615,040	14,093,474	29,322,317	1,971,709	3,164,519	900,294	1,796,271

Contract owners’ equity end of period	$1,383,243	1,232,028	14,900,160	14,093,474	1,702,974	1,971,709	924,331	900,294

CHANGES IN UNITS:
Beginning units	145,489	189,656	1,549,201	1,896,207	173,986	192,944	95,239	123,768
Units purchased	15,635	33,234	73,374	99,197	21,135	17,557	17,076	13,542
Units redeemed	(30,440)	(77,401)	(333,852)	(446,203)	(61,075)	(36,515)	(26,159)	(42,071)

Ending units	130,684	145,489	1,288,723	1,549,201	134,046	173,986	86,156	95,239

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FVMOS		FQB		FQBS		FC2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,254)	(66,537)	649,092	626,415	2,338,098	1,821,339	(898,309)	(2,770,700)
Realized gain (loss) on investments	(266,274)	(782,026)	(230,073)	(415,572)	(1,124,820)	(886,850)	(25,070,556)	(12,810,315)
Change in unrealized gain (loss) on investments	2,896	(255,965)	1,713,072	(1,429,335)	7,035,508	(6,204,635)	85,069,691	(165,897,358)
Reinvested capital gains	141,524	-	-	-	-	-	56,790	9,589,329

Net increase (decrease) in contract owners’ equity resulting from operations	(124,108)	(1,104,528)	2,132,091	(1,218,492)	8,248,786	(5,270,146)	59,157,616	(171,889,044)

Equity transactions:
Purchase payments received from contract owners (note 3)	339,875	392,337	236,706	682,154	785,805	4,553,687	4,233,973	24,540,391
Transfers between funds	(698,208)	8,099,609	1,174,874	(591,959)	2,266,645	(1,231,820)	(13,251,234)	(22,808,450)
Redemptions (note 3)	(1,207,853)	(1,362,130)	(2,281,306)	(3,190,091)	(5,676,163)	(6,367,770)	(20,224,818)	(31,452,400)
Annuity benefits	-	-	(618)	(628)	-	-	(13,242)	(17,617)
Contract maintenance charges (note 2)	(1,743)	(1,634)	(6,382)	(6,742)	(15,807)	(13,411)	(75,834)	(65,845)
Contingent deferred sales charges (note 2)	(8,812)	(16,249)	(7,576)	(11,311)	(74,155)	(77,276)	(263,909)	(455,251)
Adjustments to maintain reserves	252	(1,312)	(201)	2,976	(418)	1,091	(1,428)	(1,646)

Net equity transactions	(1,576,489)	7,110,621	(884,503)	(3,115,601)	(2,714,093)	(3,135,499)	(29,596,492)	(30,260,818)

Net change in contract owners’ equity	(1,700,597)	6,006,093	1,247,588	(4,334,093)	5,534,693	(8,405,645)	29,561,124	(202,149,862)
Contract owners’ equity beginning of period	8,951,034	2,944,941	11,702,252	16,036,345	48,257,499	56,663,144	201,947,608	404,097,470

Contract owners’ equity end of period	$7,250,437	8,951,034	12,949,840	11,702,252	53,792,192	48,257,499	231,508,732	201,947,608

CHANGES IN UNITS:
Beginning units	918,459	295,662	1,061,286	1,330,368	4,844,381	5,168,222	16,338,369	18,440,700
Units purchased	888,808	2,376,509	358,525	431,388	1,006,715	1,451,987	1,352,059	3,715,233
Units redeemed	(1,060,818)	(1,753,712)	(431,422)	(700,470)	(1,285,122)	(1,775,828)	(3,636,588)	(5,817,564)

Ending units	746,449	918,459	988,389	1,061,286	4,565,974	4,844,381	14,053,840	16,338,369

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FEIP		FVSS2		FHIP		FAMP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$3,174,105	5,677,503	(128,769)	(178,921)	3,846,362	5,290,875	1,633,540	2,556,993
Realized gain (loss) on investments	(50,571,509)	(22,853,554)	(2,813,966)	(2,317,552)	(5,007,873)	(3,647,174)	(12,329,833)	(9,709,223)
Change in unrealized gain (loss) on investments	136,199,989	(291,661,312)	7,500,826	(11,614,273)	22,366,884	(23,167,718)	50,035,162	(90,964,532)
Reinvested capital gains	-	644,601	-	3,632,807	-	-	265,459	24,368,853

Net increase (decrease) in contract owners’ equity resulting from operations	88,802,585	(308,192,762)	4,558,091	(10,477,939)	21,205,373	(21,524,017)	39,604,328	(73,747,909)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,205,838	15,056,540	410,715	207,268	(2,165)	897	2,373,177	5,213,048
Transfers between funds	(12,821,287)	(30,606,125)	(131,406)	(2,333,561)	(3,080,145)	(7,375,107)	(3,384,618)	(5,935,338)
Redemptions (note 3)	(52,695,712)	(101,550,592)	(1,068,457)	(1,402,382)	(9,258,000)	(14,961,277)	(23,729,695)	(37,525,307)
Annuity benefits	(136,425)	(212,404)	-	-	(10,106)	(11,911)	(40,929)	(55,470)
Contract maintenance charges (note 2)	(244,126)	(298,088)	(1,935)	(2,429)	(40,517)	(43,012)	(119,993)	(132,736)
Contingent deferred sales charges (note 2)	(90,150)	(184,181)	(9,856)	(28,661)	(12,509)	(23,303)	(30,770)	(41,623)
Adjustments to maintain reserves	(650)	15,230	(882)	(389)	333	(4,812)	2,460	(5,658)

Net equity transactions	(59,782,512)	(117,779,620)	(801,821)	(3,560,154)	(12,403,109)	(22,418,525)	(24,930,368)	(38,483,084)

Net change in contract owners’ equity	29,020,073	(425,972,382)	3,756,270	(14,038,093)	8,802,264	(43,942,542)	14,673,960	(112,230,993)
Contract owners’ equity beginning of period	364,158,836	790,131,218	8,862,131	22,900,224	56,161,208	100,103,750	160,850,055	273,081,048

Contract owners’ equity end of period	$393,178,909	364,158,836	12,618,401	8,862,131	64,963,472	56,161,208	175,524,015	160,850,055

CHANGES IN UNITS:
Beginning units	13,248,157	16,421,321	844,676	1,045,050	3,333,874	4,420,785	6,966,315	8,375,163
Units purchased	362,215	496,435	178,519	104,473	318	-	147,832	289,886
Units redeemed	(2,514,851)	(3,669,599)	(244,837)	(304,847)	(627,418)	(1,086,911)	(1,167,151)	(1,698,734)

Ending units	11,095,521	13,248,157	778,358	844,676	2,706,774	3,333,874	5,946,996	6,966,315

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FCP		FNRS2		FEI2		FF10S

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$83,611	(2,198,685)	(867,514)	(1,737,258)	545,405	922,667	120,532	81,885
Realized gain (loss) on investments	(22,120,802)	(17,816,928)	(7,593,646)	(2,801,675)	(9,021,837)	(5,151,988)	(569,649)	(296,731)
Change in unrealized gain (loss) on investments	120,739,144	(275,843,406)	32,669,819	(73,540,004)	33,325,206	(72,236,312)	1,402,363	(1,585,913)
Reinvested capital gains	90,297	16,152,805	-	3,709,816	-	147,652	39,659	225,333

Net increase (decrease) in contract owners’ equity resulting from operations	98,792,250	(279,706,214)	24,208,659	(74,369,121)	24,848,774	(76,317,981)	992,905	(1,575,426)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,821,498	16,761,861	6,422,976	13,947,269	12,481,142	13,979,845	92,303	260,274
Transfers between funds	(12,398,175)	(27,428,407)	(413,486)	10,630,753	(2,674,115)	(6,409,760)	488,214	2,427,197
Redemptions (note 3)	(50,794,183)	(83,447,730)	(6,702,847)	(13,721,131)	(10,433,888)	(13,282,440)	(825,662)	(1,752,731)
Annuity benefits	(87,479)	(126,245)	(768)	(1,017)	(1,254)	(1,681)	(7,636)	(9,088)
Contract maintenance charges (note 2)	(207,672)	(245,299)	(15,951)	(18,714)	(82,234)	(46,832)	(2,329)	(2,045)
Contingent deferred sales charges (note 2)	(113,711)	(169,102)	(68,245)	(185,659)	(251,129)	(186,746)	(1,589)	(619)
Adjustments to maintain reserves	(10,335)	7,927	(1,918)	2,373	(1,855)	(927)	671	1,600

Net equity transactions	(56,790,057)	(94,646,995)	(780,239)	10,653,874	(963,333)	(5,948,541)	(256,028)	924,588

Net change in contract owners’ equity	42,002,193	(374,353,209)	23,428,420	(63,715,247)	23,885,441	(82,266,522)	736,877	(650,838)
Contract owners’ equity beginning of period	333,018,872	707,372,081	54,795,336	118,510,583	93,909,332	176,175,854	4,516,200	5,167,038

Contract owners’ equity end of period	$375,021,065	333,018,872	78,223,756	54,795,336	117,794,773	93,909,332	5,253,077	4,516,200

CHANGES IN UNITS:
Beginning units	15,111,468	18,212,023	5,594,487	5,413,172	9,142,932	9,650,205	534,668	450,333
Units purchased	720,719	1,249,080	2,296,029	4,290,235	2,091,396	2,227,397	130,499	344,061
Units redeemed	(3,124,645)	(4,349,635)	(2,377,984)	(4,108,920)	(2,260,364)	(2,734,670)	(157,074)	(259,726)

Ending units	12,707,542	15,111,468	5,512,532	5,594,487	8,973,964	9,142,932	508,093	534,668

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF10S2		FF20S		FF20S2		FF30S

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,199,282	458,338	133,390	91,404	1,862,031	662,201	45,975	48,944
Realized gain (loss) on investments	(911,806)	(138,352)	(870,487)	(274,304)	(646,486)	21,400	(333,035)	(109,513)
Change in unrealized gain (loss) on investments	9,253,943	(16,682,727)	2,145,104	(2,577,127)	17,608,358	(32,866,723)	1,423,051	(2,111,373)
Reinvested capital gains	364,305	2,023,856	75,482	333,979	1,023,590	3,851,746	54,824	293,628

Net increase (decrease) in contract owners’ equity resulting from operations	9,905,724	(14,338,885)	1,483,489	(2,426,048)	19,847,493	(28,331,376)	1,190,815	(1,878,314)

Equity transactions:
Purchase payments received from contract owners (note 3)	13,346,968	9,245,526	480,799	719,159	38,725,970	22,776,707	703,602	578,100
Transfers between funds	(379,216)	4,366,667	1,127,121	2,450,958	317,281	(2,330,118)	675,431	1,649,955
Redemptions (note 3)	(3,310,622)	(3,195,339)	(1,157,533)	(1,265,296)	(4,458,010)	(2,832,453)	(551,964)	(501,886)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(84,731)	(39,167)	(3,846)	(3,543)	(236,602)	(93,340)	(3,668)	(3,146)
Contingent deferred sales charges (note 2)	(52,216)	(64,656)	(9,415)	(3,114)	(75,540)	(64,725)	(2,624)	(3,986)
Adjustments to maintain reserves	(404)	(264)	(79)	(41)	(514)	(362)	(48)	(52)

Net equity transactions	9,519,779	10,312,767	437,047	1,898,123	34,272,585	17,455,709	820,729	1,718,985

Net change in contract owners’ equity	19,425,503	(4,026,118)	1,920,536	(527,925)	54,120,078	(10,875,667)	2,011,544	(159,329)
Contract owners’ equity beginning of period	41,630,317	45,656,435	5,443,001	5,970,926	60,026,433	70,902,100	3,404,900	3,564,229

Contract owners’ equity end of period	$61,055,820	41,630,317	7,363,537	5,443,001	114,146,511	60,026,433	5,416,444	3,404,900

CHANGES IN UNITS:
Beginning units	4,645,289	3,748,220	715,854	521,510	6,972,856	5,452,403	481,061	307,780
Units purchased	1,631,776	1,573,560	274,223	414,570	4,330,773	2,745,262	201,147	254,240
Units redeemed	(696,703)	(676,491)	(228,058)	(220,226)	(856,892)	(1,224,809)	(92,238)	(80,959)

Ending units	5,580,362	4,645,289	762,019	715,854	10,446,737	6,972,856	589,970	481,061

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF30S2		FGOP		FGP		FG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$53,612	60,859	(108,510)	(210,662)	(2,856,548)	(3,096,547)	(540,755)	(707,628)
Realized gain (loss) on investments	(701,172)	(195,897)	(52,792)	1,772,452	(34,977,296)	(38,233,407)	(3,073,061)	6,074,074
Change in unrealized gain (loss) on investments	4,641,420	(9,367,301)	4,766,496	(17,621,870)	114,061,560	(284,292,945)	12,898,364	(42,230,125)
Reinvested capital gains	203,381	1,294,149	-	-	276,561	-	34,803	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,197,241	(8,208,190)	4,605,194	(16,060,080)	76,504,277	(325,622,899)	9,319,351	(36,863,679)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,763,108	2,613,199	393,498	827,653	6,322,299	15,928,324	5,668,639	11,554,495
Transfers between funds	846,790	725,979	(30,944)	(1,519,935)	(9,988,799)	(22,846,169)	(2,521,812)	(21,081,780)
Redemptions (note 3)	(1,296,683)	(605,084)	(1,980,402)	(3,782,398)	(44,789,037)	(86,975,995)	(4,010,606)	(6,360,602)
Annuity benefits	-	-	-	-	(124,189)	(249,627)	(865)	(1,241)
Contract maintenance charges (note 2)	(3,841)	(3,615)	(11,949)	(14,775)	(299,334)	(366,984)	(25,263)	(11,925)
Contingent deferred sales charges (note 2)	(18,558)	(29,498)	(7,364)	(11,890)	(100,844)	(190,856)	(46,451)	(129,239)
Adjustments to maintain reserves	(302)	(220)	(478)	(44)	(437)	(9,836)	(967)	(637)

Net equity transactions	1,290,514	2,700,761	(1,637,639)	(4,501,389)	(48,980,341)	(94,711,143)	(937,325)	(16,030,929)

Net change in contract owners’ equity	5,487,755	(5,507,429)	2,967,555	(20,561,469)	27,523,936	(420,334,042)	8,382,026	(52,894,608)
Contract owners’ equity beginning of period	13,382,199	18,889,628	11,404,425	31,965,894	326,812,342	747,146,384	36,444,309	89,338,917

Contract owners’ equity end of period	$18,869,954	13,382,199	14,371,980	11,404,425	354,336,278	326,812,342	44,826,335	36,444,309

CHANGES IN UNITS:
Beginning units	1,631,753	1,398,391	1,893,306	2,355,583	10,315,116	12,473,199	3,750,535	4,763,730
Units purchased	350,148	465,516	155,429	255,235	263,397	479,120	1,160,938	2,037,068
Units redeemed	(198,719)	(232,154)	(391,109)	(717,512)	(1,792,485)	(2,637,203)	(1,258,686)	(3,050,263)

Ending units	1,783,182	1,631,753	1,657,626	1,893,306	8,786,028	10,315,116	3,652,787	3,750,535

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHIPR		FIGBS		FIGBP2		FMCS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,518,854	960,686	1,679,780	573,111	28,357,638	9,553,189	(118,154)	(183,971)
Realized gain (loss) on investments	(2,269,294)	(1,763,206)	(137,050)	(193,446)	(2,273,040)	(4,179,131)	(2,099,856)	(1,347,315)
Change in unrealized gain (loss) on investments	7,925,431	(2,437,907)	1,554,955	(1,327,820)	24,991,543	(29,568,921)	7,712,842	(10,922,741)
Reinvested capital gains	-	-	99,280	16,585	1,820,102	351,270	99,218	2,951,026

Net increase (decrease) in contract owners’ equity resulting from operations	7,174,991	(3,240,427)	3,196,965	(931,570)	52,896,243	(23,843,593)	5,594,050	(9,503,001)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,391,891	2,490,054	701,306	1,162,018	33,194,622	54,687,190	1,000,536	1,242,554
Transfers between funds	6,050,206	4,981,696	10,837,872	2,734,818	52,988,373	(36,533,551)	4,985,955	3,881,020
Redemptions (note 3)	(3,699,310)	(2,179,479)	(4,537,863)	(4,592,430)	(28,789,262)	(27,861,079)	(2,968,787)	(3,115,704)
Annuity benefits	-	-	(4,333)	(4,346)	(8,897)	(7,410)	(1,224)	(1,648)
Contract maintenance charges (note 2)	(6,972)	(4,253)	(8,770)	(7,149)	(1,316,304)	(980,104)	(7,737)	(7,176)
Contingent deferred sales charges (note 2)	(7,703)	(7,054)	(17,973)	(13,406)	(457,895)	(505,009)	(7,974)	(11,593)
Adjustments to maintain reserves	8,803	16	20	(98)	33,581	(1,076)	(98)	397

Net equity transactions	3,736,915	5,280,980	6,970,259	(720,593)	55,644,218	(11,201,039)	3,000,671	1,987,850

Net change in contract owners’ equity	10,911,906	2,040,553	10,167,224	(1,652,163)	108,540,461	(35,044,632)	8,594,721	(7,515,151)
Contract owners’ equity beginning of period	14,240,462	12,199,909	18,685,488	20,337,651	405,374,787	440,419,419	13,631,379	21,146,530

Contract owners’ equity end of period	$25,152,368	14,240,462	28,852,712	18,685,488	513,915,248	405,374,787	22,226,100	13,631,379

CHANGES IN UNITS:
Beginning units	1,960,090	1,244,598	1,760,865	1,827,483	38,795,425	39,988,032	2,030,889	1,880,661
Units purchased	2,390,042	2,792,494	1,510,402	790,286	14,598,605	11,211,521	1,262,057	974,883
Units redeemed	(1,910,299)	(2,077,002)	(887,877)	(856,904)	(10,061,677)	(12,404,128)	(895,729)	(824,655)

Ending units	2,439,833	1,960,090	2,383,390	1,760,865	43,332,353	38,795,425	2,397,217	2,030,889

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FMC2		FOP		FOPR		FO2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,794,811)	(2,673,061)	512,776	1,227,832	244,287	613,111	12,249	51,280
Realized gain (loss) on investments	(9,843,428)	(5,827,333)	(1,424,829)	6,254,700	(2,206,520)	2,224,031	(249,330)	87,804
Change in unrealized gain (loss) on investments	61,150,148	(116,415,162)	15,401,818	(82,518,425)	8,971,600	(41,003,814)	1,052,564	(4,593,216)
Reinvested capital gains	853,680	31,427,590	213,223	14,196,989	104,674	7,179,319	11,985	822,369

Net increase (decrease) in contract owners’ equity resulting from operations	50,365,589	(93,487,966)	14,702,988	(60,838,904)	7,114,041	(30,987,353)	827,468	(3,631,763)

Equity transactions:
Purchase payments received from contract owners (note 3)	22,745,137	31,139,795	927	(11,571)	1,698,782	4,566,925	113	(167)
Transfers between funds	(4,399,233)	(15,335,365)	(1,856,109)	(4,060,821)	(2,466,935)	(5,043,846)	(269,686)	(557,841)
Redemptions (note 3)	(13,174,342)	(17,969,094)	(8,431,504)	(16,807,021)	(5,668,926)	(9,493,858)	(677,127)	(473,569)
Annuity benefits	(9,512)	(12,539)	(15,745)	(25,661)	(1,643)	(2,336)	-	-
Contract maintenance charges (note 2)	(149,811)	(69,752)	(52,795)	(63,642)	(16,481)	(20,961)	(592)	(774)
Contingent deferred sales charges (note 2)	(165,128)	(273,436)	(5,128)	(10,816)	(16,455)	(32,545)	(6,179)	(7,550)
Adjustments to maintain reserves	(2,892)	(3,479)	748	2,591	110	(9,386)	(262)	(218)

Net equity transactions	4,844,219	(2,523,870)	(10,359,606)	(20,976,941)	(6,471,548)	(10,036,007)	(953,733)	(1,040,119)

Net change in contract owners’ equity	55,209,808	(96,011,836)	4,343,382	(81,815,845)	642,493	(41,023,360)	(126,265)	(4,671,882)
Contract owners’ equity beginning of period	132,748,225	228,760,061	68,811,576	150,627,421	34,555,458	75,578,818	4,029,619	8,701,501

Contract owners’ equity end of period	$187,958,033	132,748,225	73,154,958	68,811,576	35,197,951	34,555,458	3,903,354	4,029,619

CHANGES IN UNITS:
Beginning units	8,779,121	8,968,155	3,742,007	4,559,645	3,203,770	3,885,215	286,835	341,789
Units purchased	2,808,022	3,298,099	-	-	286,249	515,738	-	-
Units redeemed	(2,505,076)	(3,487,133)	(557,952)	(817,638)	(878,485)	(1,197,183)	(61,954)	(54,954)

Ending units	9,082,067	8,779,121	3,184,055	3,742,007	2,611,534	3,203,770	224,881	286,835

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FO2R		FVSS		FTVIS2		FTVRD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$219,488	403,086	(47,236)	(65,277)	5,912,750	4,364,117	(121,859)	159,462
Realized gain (loss) on investments	(3,191,714)	778,749	(3,081,921)	(1,887,361)	(4,985,586)	(2,934,344)	(2,416,337)	376,867
Change in unrealized gain (loss) on investments	13,102,396	(38,945,580)	5,693,877	(6,183,535)	25,793,817	(43,482,423)	11,464,029	(31,168,994)
Reinvested capital gains	136,178	7,101,800	-	2,098,363	-	2,533,976	-	738,658

Net increase (decrease) in contract owners’ equity resulting from operations	10,266,348	(30,661,945)	2,564,720	(6,037,810)	26,720,981	(39,518,674)	8,925,833	(29,894,007)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,869,227	9,704,743	227,963	621,435	9,424,692	20,534,987	1,190,922	841,265
Transfers between funds	4,039,139	(8,438,623)	403,046	(1,670,391)	1,426,480	(3,303,357)	(3,419,898)	(9,232,143)
Redemptions (note 3)	(3,619,830)	(6,502,983)	(1,009,455)	(1,338,013)	(8,993,697)	(14,126,080)	(6,864,871)	(7,905,203)
Annuity benefits	(5,308)	(7,195)	(1,108)	(1,652)	(14,388)	(20,210)	(4,094)	(6,273)
Contract maintenance charges (note 2)	(40,104)	(14,892)	(3,642)	(4,279)	(13,873)	(13,345)	(9,766)	(10,764)
Contingent deferred sales charges (note 2)	(42,068)	(60,537)	(8,783)	(10,903)	(66,084)	(66,637)	(74,913)	(147,926)
Adjustments to maintain reserves	(653)	(459)	(54)	(82)	23,745	(1,253)	(2,070)	(1,279)

Net equity transactions	7,200,403	(5,319,946)	(392,033)	(2,403,885)	1,786,875	3,004,105	(9,184,690)	(16,462,323)

Net change in contract owners’ equity	17,466,751	(35,981,891)	2,172,687	(8,441,695)	28,507,856	(36,514,569)	(258,857)	(46,356,330)
Contract owners’ equity beginning of period	35,549,509	71,531,400	4,826,544	13,268,239	83,863,571	120,378,140	69,227,295	115,583,625

Contract owners’ equity end of period	$53,016,260	35,549,509	6,999,231	4,826,544	112,371,427	83,863,571	68,968,438	69,227,295

CHANGES IN UNITS:
Beginning units	3,739,265	4,158,503	634,932	841,048	10,666,736	10,613,089	6,005,955	7,191,142
Units purchased	1,849,285	1,663,221	372,235	126,574	2,516,184	3,826,878	349,332	317,559
Units redeemed	(1,076,666)	(2,082,459)	(414,175)	(332,690)	(2,476,486)	(3,773,231)	(1,173,063)	(1,502,746)

Ending units	4,511,884	3,739,265	592,992	634,932	10,706,434	10,666,736	5,182,224	6,005,955

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVSV2		FTVDM3		TIF2		TIF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,028,817)	(288,440)	696,363	470,357	98,056	72,550	6,707,139	2,424,086
Realized gain (loss) on investments	(16,701,595)	(3,081,708)	(5,727,648)	(3,006,698)	(177,966)	285,311	(162,481,939)	(462,609)
Change in unrealized gain (loss) on investments	59,711,793	(29,546,354)	19,304,931	(33,613,986)	1,398,505	(5,172,569)	177,706,175	(195,001,260)
Reinvested capital gains	2,307,442	4,959,744	105,137	8,020,747	214,753	791,782	11,753,408	30,093,721

Net increase (decrease) in contract owners’ equity resulting from operations	44,288,823	(27,956,758)	14,378,783	(28,129,580)	1,533,348	(4,022,926)	33,684,783	(162,946,062)

Equity transactions:
Purchase payments received from contract owners (note 3)	7,292,513	6,614,969	900,004	4,579,194	9,873	240	12,467,713	45,352,141
Transfers between funds	87,122,390	10,769,000	4,014,508	(9,723,919)	(431,845)	(1,010,456)	(190,620,641)	105,133,869
Redemptions (note 3)	(7,938,017)	(6,034,552)	(2,900,889)	(4,096,581)	(447,109)	(921,631)	(10,563,420)	(17,474,546)
Annuity benefits	(5,201)	(7,064)	-	-	(350)	(263)	(318)	(112)
Contract maintenance charges (note 2)	(279,709)	(16,944)	(4,914)	(4,953)	(434)	(596)	(557,398)	(737,024)
Contingent deferred sales charges (note 2)	(111,460)	(65,128)	(28,606)	(40,311)	(5,677)	(8,216)	(144,859)	(295,887)
Adjustments to maintain reserves	(3,209)	(574)	(763)	(296)	(306)	(215)	183,889	(1,162)

Net equity transactions	86,077,307	11,259,707	1,979,340	(9,286,866)	(875,848)	(1,941,137)	(189,235,034)	131,977,279

Net change in contract owners’ equity	130,366,130	(16,697,051)	16,358,123	(37,416,446)	657,500	(5,964,063)	(155,550,251)	(30,968,783)
Contract owners’ equity beginning of period	52,002,721	68,699,772	20,523,237	57,939,683	4,970,188	10,934,251	247,363,644	278,332,427

Contract owners’ equity end of period	$182,368,851	52,002,721	36,881,360	20,523,237	5,627,688	4,970,188	91,813,393	247,363,644

CHANGES IN UNITS:
Beginning units	3,847,456	3,336,527	2,181,313	2,877,413	358,613	462,809	25,106,259	16,511,364
Units purchased	9,591,118	2,181,594	928,612	898,785	-	-	3,952,853	11,702,008
Units redeemed	(2,761,979)	(1,670,665)	(802,445)	(1,594,885)	(58,026)	(104,196)	(22,199,347)	(3,107,113)

Ending units	10,676,595	3,847,456	2,307,480	2,181,313	300,587	358,613	6,859,765	25,106,259

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVGI3		FTVFA2		AMTG		AMGP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$9,060,672	1,644,726	157,661	61,007	(521,354)	(1,396,437)	(64,397)	(95,648)
Realized gain (loss) on investments	1,282,583	1,664,983	(366,788)	(222,094)	15,857,466	8,772,847	(1,070,340)	926,217
Change in unrealized gain (loss) on investments	517,648	(1,226,528)	1,969,640	(1,020,448)	(7,397,692)	(65,611,990)	2,228,008	(6,509,053)
Reinvested capital gains	-	-	-	82,293	-	-	-	441,400

Net increase (decrease) in contract owners’ equity resulting from operations	10,860,903	2,083,181	1,760,513	(1,099,242)	7,938,420	(58,235,580)	1,093,271	(5,237,084)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,668,657	10,685,522	6,321,411	3,293,358	571,976	2,631,410	98,483	472,361
Transfers between funds	1,582,994	19,578,727	1,620,700	877,152	(69,785,469)	(5,390,896)	(8,566,303)	(650,151)
Redemptions (note 3)	(9,167,943)	(9,521,295)	(948,779)	(61,177)	(5,764,253)	(15,054,296)	(641,337)	(1,968,691)
Annuity benefits	(17,021)	(8,798)	-	-	(11,806)	(22,641)	(12)	(23)
Contract maintenance charges (note 2)	(11,751)	(8,568)	(603)	(64)	(38,813)	(67,876)	(4,096)	(7,321)
Contingent deferred sales charges (note 2)	(82,461)	(63,625)	(3,751)	(26)	(11,533)	(30,501)	(3,916)	(5,998)
Adjustments to maintain reserves	(24,041)	3,595	(42)	256	(48,091)	(1,321)	190	(94)

Net equity transactions	(5,051,566)	20,665,558	6,988,936	4,109,499	(75,087,989)	(17,936,121)	(9,116,991)	(2,159,917)

Net change in contract owners’ equity	5,809,337	22,748,739	8,749,449	3,010,257	(67,149,569)	(76,171,701)	(8,023,720)	(7,397,001)
Contract owners’ equity beginning of period	72,254,357	49,505,618	3,010,257	-	67,169,383	143,341,084	8,023,720	15,420,721

Contract owners’ equity end of period	$78,063,694	72,254,357	11,759,706	3,010,257	19,814	67,169,383	-	8,023,720

CHANGES IN UNITS:
Beginning units	5,797,396	4,159,217	456,888	-	2,411,370	2,896,657	928,163	1,105,261
Units purchased	2,258,541	4,652,546	1,154,824	579,634	35,779	97,490	29,042	103,249
Units redeemed	(2,695,060)	(3,014,367)	(219,971)	(122,746)	(2,447,137)	(582,777)	(957,205)	(280,347)

Ending units	5,360,877	5,797,396	1,391,741	456,888	12	2,411,370	-	928,163

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMINS		AMMCGS		AMTP		AMRS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(72,565)	(2,789,841)	(41,169)	(119,115)	(618,068)	(1,160,892)	(82,223)	(82,849)
Realized gain (loss) on investments	(4,434,330)	(39,714,244)	(1,421,498)	823,706	(39,029,244)	430,341	(5,457,396)	(575,132)
Change in unrealized gain (loss) on investments	5,866,895	4,414,284	1,979,893	(4,987,095)	64,756,294	(108,474,235)	7,341,128	(6,852,966)
Reinvested capital gains	-	1,035	-	-	4,259	21,625,094	-	27,332

Net increase (decrease) in contract owners’ equity resulting from operations	1,360,000	(38,088,766)	517,226	(4,282,504)	25,113,241	(87,579,692)	1,801,509	(7,483,615)

Equity transactions:
Purchase payments received from contract owners (note 3)	24,481	30,883,696	50,329	86,080	997,299	3,747,736	140,028	1,045,318
Transfers between funds	(8,545,390)	(271,128,744)	(5,056,437)	(1,071,305)	(90,706,823)	(6,713,471)	(9,599,543)	(1,088,053)
Redemptions (note 3)	(563,846)	(7,125,192)	(323,000)	(862,499)	(6,887,642)	(19,892,990)	(605,109)	(917,406)
Annuity benefits	(137)	(567)	-	-	(11,737)	(27,970)	-	-
Contract maintenance charges (note 2)	(2,587)	(299,202)	(450)	(966)	(33,737)	(64,786)	(6,101)	(7,274)
Contingent deferred sales charges (note 2)	(10,980)	(147,591)	(5,711)	(9,573)	(12,819)	(36,006)	(5,878)	(10,738)
Adjustments to maintain reserves	(203)	(23,716)	(18)	(111)	49,686	(4,762)	(339)	(335)

Net equity transactions	(9,098,662)	(247,841,316)	(5,335,287)	(1,858,374)	(96,605,773)	(22,992,249)	(10,076,942)	(978,488)

Net change in contract owners’ equity	(7,738,662)	(285,930,082)	(4,818,061)	(6,140,878)	(71,492,532)	(110,571,941)	(8,275,433)	(8,462,103)
Contract owners’ equity beginning of period	7,738,662	293,668,744	4,818,061	10,958,939	71,513,782	182,085,723	8,275,433	16,737,536

Contract owners’ equity end of period	$-	7,738,662	-	4,818,061	21,250	71,513,782	-	8,275,433

CHANGES IN UNITS:
Beginning units	1,025,292	20,563,376	400,219	507,184	4,031,046	4,821,251	1,216,019	1,309,013
Units purchased	71,444	4,427,649	23,346	44,307	220,012	296,845	407,193	448,561
Units redeemed	(1,096,736)	(23,965,733)	(423,565)	(151,272)	(4,251,058)	(1,087,050)	(1,623,212)	(541,555)

Ending units	-	1,025,292	-	400,219	-	4,031,046	-	1,216,019

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMFAS		AMSRS		OVMS		OVCAFS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(58,760)	(86,385)	154,673	(4,375,923)	(662,696)	1,526,556	(572,973)	(858,109)
Realized gain (loss) on investments	(795,653)	(211,104)	(3,148,859)	(950,599)	(9,090,699)	(5,275,870)	(1,313,445)	785,484
Change in unrealized gain (loss) on investments	1,557,483	(2,468,343)	9,269,298	(50,706,776)	18,670,311	(48,998,634)	14,525,185	(30,391,351)
Reinvested capital gains	-	187,423	-	2,713,949	-	6,658,903	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	703,070	(2,578,409)	6,275,112	(53,319,349)	8,916,916	(46,089,045)	12,638,767	(30,463,976)

Equity transactions:
Purchase payments received from contract owners (note 3)	105,248	397,168	410,334	46,225,071	1,114,483	2,224,523	1,547,335	3,218,037
Transfers between funds	(62,224)	335,102	(1,468,124)	(454,123,273)	(2,901,639)	(6,680,025)	(3,491,963)	(3,581,330)
Redemptions (note 3)	(361,534)	(474,467)	(2,398,598)	(14,201,621)	(8,471,447)	(16,122,495)	(3,783,354)	(5,118,259)
Annuity benefits	-	-	(2,385)	(3,746)	(12,249)	(14,739)	-	-
Contract maintenance charges (note 2)	(1,304)	(984)	(10,330)	(535,421)	(34,905)	(46,481)	(12,191)	(9,871)
Contingent deferred sales charges (note 2)	(3,770)	(3,758)	(33,633)	(277,421)	(13,922)	(30,360)	(59,317)	(97,866)
Adjustments to maintain reserves	(300)	(283)	(1,631)	(14,130)	(1,461)	(162)	(1,844)	(523)

Net equity transactions	(323,884)	252,778	(3,504,367)	(422,930,541)	(10,321,140)	(20,669,739)	(5,801,334)	(5,589,812)

Net change in contract owners’ equity	379,186	(2,325,631)	2,770,745	(476,249,890)	(1,404,224)	(66,758,784)	6,837,433	(36,053,788)
Contract owners’ equity beginning of period	3,706,928	6,032,559	24,253,008	500,502,898	52,387,569	119,146,353	33,310,024	69,363,812

Contract owners’ equity end of period	$4,086,114	3,706,928	27,023,753	24,253,008	50,983,345	52,387,569	40,147,457	33,310,024

CHANGES IN UNITS:
Beginning units	406,370	392,938	2,392,040	29,683,131	2,972,160	3,793,326	3,576,621	3,981,882
Units purchased	113,019	183,533	161,426	5,126,351	84,968	105,577	475,266	593,773
Units redeemed	(147,946)	(170,101)	(495,458)	(32,417,442)	(652,399)	(926,743)	(1,016,224)	(999,034)

Ending units	371,443	406,370	2,058,008	2,392,040	2,404,729	2,972,160	3,035,663	3,576,621

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGR		OVB		OVGS3		OVGS4

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(419,303)	(789,330)	(573,349)	2,874,069	542,421	225,138	239,474	(176,251)
Realized gain (loss) on investments	(1,103,830)	2,599,937	(7,488,091)	(2,817,013)	(1,860,430)	3,119,139	(3,022,142)	(553,759)
Change in unrealized gain (loss) on investments	16,507,254	(38,741,679)	11,077,767	(34,742,735)	18,953,659	(52,083,596)	19,828,717	(45,533,159)
Reinvested capital gains	-	-	-	-	1,254,910	5,983,984	1,230,433	5,591,832

Net increase (decrease) in contract owners’ equity resulting from operations	14,984,121	(36,931,072)	3,016,327	(34,685,679)	18,890,560	(42,755,335)	18,276,482	(40,671,337)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,164,832	2,962,134	967,262	2,358,634	3,466,774	8,062,393	2,894,575	5,741,670
Transfers between funds	(1,831,921)	(4,256,541)	(1,291,294)	(6,919,838)	(2,115,944)	(7,797,458)	(3,744,690)	(8,941,891)
Redemptions (note 3)	(6,596,198)	(11,259,806)	(8,187,848)	(14,719,464)	(10,282,368)	(14,006,293)	(4,250,857)	(6,378,346)
Annuity benefits	(15,107)	(16,600)	(8,547)	(13,895)	(10,102)	(13,922)	-	-
Contract maintenance charges (note 2)	(36,661)	(43,748)	(26,715)	(37,593)	(30,897)	(35,584)	(9,317)	(10,104)
Contingent deferred sales charges (note 2)	(24,739)	(46,118)	(17,654)	(26,530)	(52,262)	(70,898)	(64,159)	(88,268)
Adjustments to maintain reserves	(361)	851	2,604	(16,532)	(1,300)	(6,525)	(2,023)	(507)

Net equity transactions	(7,340,155)	(12,659,828)	(8,562,192)	(19,375,218)	(9,026,099)	(13,868,287)	(5,176,471)	(9,677,446)

Net change in contract owners’ equity	7,643,966	(49,590,900)	(5,545,865)	(54,060,897)	9,864,461	(56,623,622)	13,100,011	(50,348,783)
Contract owners’ equity beginning of period	39,788,032	89,378,932	48,155,292	102,216,189	56,202,162	112,825,784	53,981,607	104,330,390

Contract owners’ equity end of period	$47,431,998	39,788,032	42,609,427	48,155,292	66,066,623	56,202,162	67,081,618	53,981,607

CHANGES IN UNITS:
Beginning units	3,977,449	4,805,480	3,473,316	4,466,808	4,134,462	4,898,499	5,863,169	6,661,852
Units purchased	192,523	309,176	205,355	210,261	428,687	626,175	561,561	850,439
Units redeemed	(846,204)	(1,137,207)	(838,712)	(1,203,753)	(1,037,705)	(1,390,212)	(1,120,657)	(1,649,122)

Ending units	3,323,768	3,977,449	2,839,959	3,473,316	3,525,444	4,134,462	5,304,073	5,863,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGS		OVGSS		OVHI3		OVHI4

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,178,954	523,675	52,153	(19,690)	(4,231)	21,362	(101,425)	444,606
Realized gain (loss) on investments	3,579,671	14,571,089	(361,081)	205,519	(396,093)	(304,175)	(7,209,790)	(3,271,125)
Change in unrealized gain (loss) on investments	31,457,106	(119,409,989)	3,214,090	(8,774,045)	458,920	(388,706)	8,369,274	(6,889,235)
Reinvested capital gains	2,661,461	13,114,068	217,587	1,073,516	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,877,192	(91,201,157)	3,122,749	(7,514,700)	58,596	(671,519)	1,058,059	(9,715,754)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,379	2,978	-	392	47,205	82,434	1,023,270	2,125,672
Transfers between funds	(4,921,085)	(12,042,430)	(579,629)	(2,102,702)	84,840	517,811	2,029,683	3,348,619
Redemptions (note 3)	(16,458,494)	(27,599,474)	(769,962)	(1,479,756)	(60,076)	(129,846)	(1,165,305)	(1,059,579)
Annuity benefits	(30,650)	(41,466)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(71,378)	(82,306)	(1,217)	(1,498)	(302)	(230)	(577)	(916)
Contingent deferred sales charges (note 2)	(15,211)	(36,774)	(13,353)	(19,408)	(794)	(209)	(2,640)	(9,956)
Adjustments to maintain reserves	1,684	33,911	(248)	(343)	42	(14,104)	(290)	(1,667)

Net equity transactions	(21,489,755)	(39,765,561)	(1,364,409)	(3,603,315)	70,915	455,856	1,884,141	4,402,173

Net change in contract owners’ equity	17,387,437	(130,966,718)	1,758,340	(11,118,015)	129,511	(215,663)	2,942,200	(5,313,581)
Contract owners’ equity beginning of period	117,412,600	248,379,318	9,467,392	20,585,407	252,740	468,403	4,158,939	9,472,520

Contract owners’ equity end of period	$134,800,037	117,412,600	11,225,732	9,467,392	382,251	252,740	7,101,139	4,158,939

CHANGES IN UNITS:
Beginning units	4,605,983	5,756,123	675,950	862,593	126,679	48,923	2,070,239	991,751
Units purchased	60	4	-	-	287,182	180,064	3,852,811	2,688,244
Units redeemed	(770,992)	(1,150,144)	(91,416)	(186,643)	(260,784)	(102,308)	(3,081,371)	(1,609,756)

Ending units	3,835,051	4,605,983	584,534	675,950	153,077	126,679	2,841,679	2,070,239

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVHI		OVHIS		OVGI		OVGIS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(629)	24,514	(52,789)	1,024,178	79,189	49,367	(767,834)	(2,055,223)
Realized gain (loss) on investments	(63,621)	(123,326)	(3,280,723)	(2,165,204)	(625,644)	439,049	(44,657,022)	(4,650,030)
Change in unrealized gain (loss) on investments	74,958	(193,406)	4,048,215	(14,303,261)	3,511,423	(11,241,564)	106,998,606	(195,684,358)
Reinvested capital gains	-	-	-	-	-	1,372,064	-	24,059,956

Net increase (decrease) in contract owners’ equity resulting from operations	10,708	(292,218)	714,703	(15,444,287)	2,964,968	(9,381,084)	61,573,750	(178,329,655)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(12)	(67)	4,546	527,853	1,404,950	9,191,540	44,131,538
Transfers between funds	(5,578)	(54,310)	(343,583)	(4,372,402)	(549,434)	(1,354,116)	(19,062,783)	26,238,707
Redemptions (note 3)	(11,677)	(112,505)	(395,145)	(2,181,812)	(1,996,915)	(3,920,948)	(15,485,711)	(20,776,884)
Annuity benefits	-	-	(773)	(2,944)	(8,737)	(8,536)	(673)	(149)
Contract maintenance charges (note 2)	(22)	(117)	(720)	(2,031)	(10,399)	(12,837)	(919,116)	(900,873)
Contingent deferred sales charges (note 2)	(206)	(3)	(4,684)	(21,980)	(13,587)	(19,254)	(263,893)	(393,034)
Adjustments to maintain reserves	(24)	(30)	(351)	(712)	(3,065)	242	(494,093)	(1,071)

Net equity transactions	(17,507)	(166,977)	(745,323)	(6,577,335)	(2,054,284)	(3,910,499)	(27,034,729)	48,298,234

Net change in contract owners’ equity	(6,799)	(459,195)	(30,620)	(22,021,622)	910,684	(13,291,583)	34,539,021	(130,031,421)
Contract owners’ equity beginning of period	51,336	510,531	3,679,597	25,701,219	12,974,505	26,266,088	272,773,273	402,804,694

Contract owners’ equity end of period	$44,537	51,336	3,648,977	3,679,597	13,885,189	12,974,505	307,312,294	272,773,273

CHANGES IN UNITS:
Beginning units	23,524	49,246	1,274,342	1,877,575	2,022,607	2,487,109	27,005,578	24,014,369
Units purchased	-	-	370	7	231,562	279,986	5,769,332	7,491,233
Units redeemed	(7,022)	(25,722)	(255,583)	(603,240)	(544,073)	(744,488)	(8,524,853)	(4,500,024)

Ending units	16,502	23,524	1,019,129	1,274,342	1,710,096	2,022,607	24,250,057	27,005,578

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVSC		OVSCS		OVAG		PVGIB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(15,482)	(31,327)	(556,501)	(2,375,054)	(96,213)	(162,354)	36,495	30,478
Realized gain (loss) on investments	(1,394,041)	(357,562)	(63,027,490)	(6,421,937)	(484,379)	197,485	(764,407)	(610,222)
Change in unrealized gain (loss) on investments	2,392,360	(1,543,450)	84,946,606	(71,083,896)	2,598,202	(7,546,706)	1,539,993	(2,900,852)
Reinvested capital gains	-	221,525	-	9,799,136	-	-	-	973,768

Net increase (decrease) in contract owners’ equity resulting from operations	982,837	(1,710,814)	21,362,615	(70,081,751)	2,017,610	(7,511,575)	812,081	(2,506,828)

Equity transactions:
Purchase payments received from contract owners (note 3)	192,583	364,635	4,758,071	21,061,258	369,284	967,480	24,796	58,637
Transfers between funds	1,058,592	381,324	(90,017,951)	38,121,966	(110,211)	(928,902)	(172,997)	(311,802)
Redemptions (note 3)	(391,722)	(480,271)	(5,736,367)	(8,881,039)	(894,023)	(2,111,631)	(362,188)	(676,400)
Annuity benefits	(313)	(372)	(156)	(59)	-	-	-	-
Contract maintenance charges (note 2)	(1,552)	(1,617)	(296,486)	(379,953)	(8,434)	(10,809)	(699)	(977)
Contingent deferred sales charges (note 2)	(1,717)	(1,786)	(99,648)	(175,869)	(6,848)	(23,441)	(4,284)	(15,573)
Adjustments to maintain reserves	2,688	(46)	410,232	(1,041)	(100)	(97)	(420)	(142)

Net equity transactions	858,559	261,867	(90,982,305)	49,745,263	(650,332)	(2,107,400)	(515,792)	(946,257)

Net change in contract owners’ equity	1,841,396	(1,448,947)	(69,619,690)	(20,336,488)	1,367,278	(9,618,975)	296,289	(3,453,085)
Contract owners’ equity beginning of period	2,643,093	4,092,040	105,311,971	125,648,459	7,101,334	16,720,309	3,423,016	6,876,101

Contract owners’ equity end of period	$4,484,489	2,643,093	35,692,281	105,311,971	8,468,612	7,101,334	3,719,305	3,423,016

CHANGES IN UNITS:
Beginning units	440,857	418,752	8,337,343	6,050,092	2,176,324	2,576,050	387,088	468,881
Units purchased	487,088	239,302	5,540,801	5,302,603	250,797	316,968	20,759	36,053
Units redeemed	(375,402)	(217,197)	(11,796,592)	(3,015,352)	(444,032)	(716,694)	(78,393)	(117,846)

Ending units	552,543	440,857	2,081,552	8,337,343	1,983,089	2,176,324	329,454	387,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PVTIGB		PVTVB		VYDS		TRBCG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(9,572)	7,880	(18,036)	(29,047)	(2,972)	(5,483)	(1,560,777)	(3,075,467)
Realized gain (loss) on investments	(85,763)	12,316	(17,492)	(36,556)	(208,750)	14,968	(68,892,479)	(1,341,937)
Change in unrealized gain (loss) on investments	218,372	(833,657)	862,924	(756,377)	314,884	(507,003)	92,320,448	(101,401,814)
Reinvested capital gains	-	192,364	-	-	-	127,929	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	123,037	(621,097)	827,396	(821,980)	103,162	(369,589)	21,867,192	(105,819,218)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	18,592	34,791	209,407	44,635	4,478,977	25,390,342
Transfers between funds	(40,284)	(123,387)	987,079	(48,541)	400	(41,110)	(129,747,549)	105,779,333
Redemptions (note 3)	(122,128)	(55,007)	(141,675)	(243,758)	(341,734)	(131,922)	(5,708,687)	(11,097,363)
Annuity benefits	-	-	-	-	-	-	(2,374)	(1,113)
Contract maintenance charges (note 2)	(105)	(137)	(355)	(367)	(145)	(175)	(277,042)	(488,777)
Contingent deferred sales charges (note 2)	(3,832)	(613)	(2,546)	(3,785)	(4,127)	-	(83,512)	(185,760)
Adjustments to maintain reserves	(47)	(139)	(263)	(137)	(65)	-	(54,308)	(885)

Net equity transactions	(166,396)	(179,283)	860,832	(261,797)	(136,264)	(128,572)	(131,394,495)	119,395,777

Net change in contract owners’ equity	(43,359)	(800,380)	1,688,228	(1,083,777)	(33,102)	(498,161)	(109,527,303)	13,576,559
Contract owners’ equity beginning of period	724,632	1,525,012	1,187,340	2,271,117	564,917	1,063,078	147,165,140	133,588,581

Contract owners’ equity end of period	$681,273	724,632	2,875,568	1,187,340	531,815	564,917	37,637,837	147,165,140

CHANGES IN UNITS:
Beginning units	61,180	71,037	142,184	168,443	57,375	66,078	19,673,406	10,055,319
Units purchased	-	-	121,467	10,344	22,285	3,099	2,970,721	12,281,690
Units redeemed	(14,394)	(9,857)	(50,497)	(36,603)	(36,595)	(11,802)	(19,038,484)	(2,663,603)

Ending units	46,786	61,180	213,154	142,184	43,065	57,375	3,605,643	19,673,406

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TREI2		TRLT2		VWBFR		VWBF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$88,647	470,585	433,272	884,495	185,342	614,508	350,807	1,343,185
Realized gain (loss) on investments	(7,374,597)	(1,046,707)	640,243	(28,663)	(33,812)	(42,948)	(343,676)	(371,189)
Change in unrealized gain (loss) on investments	21,418,095	(34,340,847)	984,066	(1,262,177)	140,956	(458,896)	563,603	(583,411)
Reinvested capital gains	-	2,107,353	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,132,145	(32,809,616)	2,057,581	(406,345)	292,486	112,664	570,734	388,585

Equity transactions:
Purchase payments received from contract owners (note 3)	7,269,697	16,738,483	612,105	5,361,860	159,514	448,071	21	-
Transfers between funds	(2,520,084)	7,299,559	(39,509,863)	13,383,565	(522,331)	708,740	(831,967)	(1,281,269)
Redemptions (note 3)	(4,224,319)	(7,204,544)	(8,929,203)	(3,734,295)	(1,288,898)	(2,150,571)	(1,774,252)	(2,817,333)
Annuity benefits	(2,476)	(3,457)	-	-	(2,006)	(1,516)	(2,422)	(2,538)
Contract maintenance charges (note 2)	(92,720)	(35,967)	(36,329)	(51,706)	(2,388)	(2,594)	(8,966)	(8,944)
Contingent deferred sales charges (note 2)	(42,850)	(85,680)	(204,363)	(84,785)	(2,658)	(3,862)	(1,260)	(1,750)
Adjustments to maintain reserves	(912)	5,242	(43,867)	417	605	3,575	759	(2,298)

Net equity transactions	386,336	16,713,636	(48,111,520)	14,875,056	(1,658,162)	(998,157)	(2,618,087)	(4,114,132)

Net change in contract owners’ equity	14,518,481	(16,095,980)	(46,053,939)	14,468,711	(1,365,676)	(885,493)	(2,047,353)	(3,725,547)
Contract owners’ equity beginning of period	60,267,747	76,363,727	46,053,950	31,585,239	8,025,025	8,910,518	15,396,685	19,122,232

Contract owners’ equity end of period	$74,786,228	60,267,747	11	46,053,950	6,659,349	8,025,025	13,349,332	15,396,685

CHANGES IN UNITS:
Beginning units	7,723,076	6,128,523	4,360,949	2,984,605	642,414	731,903	703,225	889,847
Units purchased	2,619,950	3,457,161	1,390,271	2,850,776	123,723	498,428	116	-
Units redeemed	(2,566,738)	(1,862,608)	(5,751,219)	(1,474,432)	(256,559)	(587,917)	(122,238)	(186,622)

Ending units	7,776,288	7,723,076	1	4,360,949	509,578	642,414	581,103	703,225

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VWEMR		VWEM		VWHAR		VWHA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(160,068)	(276,248)	(197,139)	(380,161)	(276,460)	(416,429)	(304,766)	(500,253)
Realized gain (loss) on investments	(7,094,950)	(6,921,436)	(2,002,801)	(92,397)	(2,020,117)	287,404	1,937,785	5,962,740
Change in unrealized gain (loss) on investments	15,689,932	(22,684,555)	13,234,015	(40,435,269)	13,200,812	(27,898,131)	10,727,210	(37,368,416)
Reinvested capital gains	779,004	11,631,611	1,150,378	15,223,007	132,212	6,617,535	151,307	8,257,790

Net increase (decrease) in contract owners’ equity resulting from operations	9,213,918	(18,250,628)	12,184,453	(25,684,820)	11,036,447	(21,409,621)	12,511,536	(23,648,139)

Equity transactions:
Purchase payments received from contract owners (note 3)	483,773	934,783	(63,047)	(109)	950,351	1,483,188	(3)	(348)
Transfers between funds	3,807,044	(7,027,224)	(712,494)	(2,457,480)	1,334,326	1,123,860	(1,027,034)	(3,564,995)
Redemptions (note 3)	(1,716,563)	(2,883,313)	(1,750,466)	(4,000,717)	(3,514,636)	(5,905,125)	(3,337,710)	(6,382,193)
Annuity benefits	(3,045)	(3,759)	(6,134)	(14,082)	(4,456)	(2,101)	(5,495)	(10,577)
Contract maintenance charges (note 2)	(5,498)	(6,659)	(11,660)	(13,922)	(10,616)	(12,808)	(15,467)	(18,850)
Contingent deferred sales charges (note 2)	(3,705)	(8,254)	(2,503)	(4,502)	(3,379)	(7,187)	(2,101)	(3,372)
Adjustments to maintain reserves	4,236	331	90,339	2,584	(55)	(161)	(5,467)	8,518

Net equity transactions	2,566,242	(8,994,095)	(2,455,965)	(6,488,228)	(1,248,465)	(3,320,334)	(4,393,277)	(9,971,817)

Net change in contract owners’ equity	11,780,160	(27,244,723)	9,728,488	(32,173,048)	9,787,982	(24,729,955)	8,118,259	(33,619,956)
Contract owners’ equity beginning of period	8,174,742	35,419,465	12,183,835	44,356,883	21,340,390	46,070,345	24,785,827	58,405,783

Contract owners’ equity end of period	$19,954,902	8,174,742	21,912,323	12,183,835	31,128,372	21,340,390	32,904,086	24,785,827

CHANGES IN UNITS:
Beginning units	763,916	1,152,258	1,264,058	1,599,935	1,219,284	1,400,348	892,365	1,118,247
Units purchased	464,471	278,549	-	59	448,815	753,375	-	-
Units redeemed	(342,252)	(666,891)	(182,242)	(335,936)	(525,045)	(934,439)	(131,077)	(225,882)

Ending units	886,135	763,916	1,081,816	1,264,058	1,143,054	1,219,284	761,288	892,365

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRASP		SVDF		WFVLCG		WFVMM

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(147,843)	-	(260,026)	(713,564)	(1,507)	(1,977)	(890)	253
Realized gain (loss) on investments	115,041	-	5,880,079	3,564,253	(1,012)	609	-	-
Change in unrealized gain (loss) on investments	1,636,378	-	520,989	(31,921,510)	32,776	(51,732)	-	-
Reinvested capital gains	175,910	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,779,486	-	6,141,042	(29,070,821)	30,257	(53,100)	(890)	253

Equity transactions:
Purchase payments received from contract owners (note 3)	10,534,446	-	162,878	795,007	-	45	139,306	-
Transfers between funds	23,698,656	-	(35,453,430)	(1,750,799)	-	-	(195,649)	202,791
Redemptions (note 3)	(753,769)	-	(3,046,839)	(7,473,539)	(3,809)	(5,759)	(4,400)	(2,200)
Annuity benefits	-	-	(9,498)	(16,627)	-	-	-	-
Contract maintenance charges (note 2)	(970)	-	(15,802)	(27,318)	(29)	(35)	(30)	(30)
Contingent deferred sales charges (note 2)	(1,591)	-	(4,436)	(10,655)	-	(168)	-	-
Adjustments to maintain reserves	(168)	-	11,002	(6,920)	(20)	(17)	2	45

Net equity transactions	33,476,604	-	(38,356,125)	(8,490,851)	(3,858)	(5,934)	(60,771)	200,606

Net change in contract owners’ equity	35,256,090	-	(32,215,083)	(37,561,672)	26,399	(59,034)	(61,661)	200,859
Contract owners’ equity beginning of period	-	-	32,254,347	69,816,019	77,336	136,370	218,444	17,585

Contract owners’ equity end of period	$35,256,090	-	39,264	32,254,347	103,735	77,336	156,783	218,444

CHANGES IN UNITS:
Beginning units	-	-	1,508,012	1,793,964	11,776	12,402	20,154	1,632
Units purchased	3,367,695	-	23,949	107,174	2,141	-	26,587	18,728
Units redeemed	(389,676)	-	(1,531,961)	(393,126)	(2,716)	(626)	(31,994)	(206)

Ending units	2,978,019	-	-	1,508,012	11,201	11,776	14,747	20,154

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SVOF		WFVSCG		WFVSMV		WFVTRB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,222,661)	1,305,772	(45,813)	-	14	(87)	2,535	841
Realized gain (loss) on investments	(73,824,875)	(7,092,700)	70,675	-	(782)	(310)	54	(1)
Change in unrealized gain (loss) on investments	114,309,554	(152,729,190)	992,805	-	4,712	(6,144)	148	(559)
Reinvested capital gains	-	51,688,115	-	-	-	2,098	106	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,262,018	(106,828,003)	1,017,667	-	3,944	(4,443)	2,843	281

Equity transactions:
Purchase payments received from contract owners (note 3)	1,221,716	4,928,968	2,421,575	-	-	11,333	233,380	-
Transfers between funds	(171,342,569)	(11,139,737)	6,815,945	-	(830)	783	-	-
Redemptions (note 3)	(13,202,435)	(33,723,685)	(194,957)	-	-	(1,514)	-	-
Annuity benefits	(34,542)	(42,388)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(67,767)	(117,994)	(756)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(23,398)	(69,229)	(140)	-	-	-	-	-
Adjustments to maintain reserves	19,703	14,276	(65)	-	1	(1)	29	(1)

Net equity transactions	(183,429,292)	(40,149,789)	9,041,602	-	(829)	10,601	233,409	(1)

Net change in contract owners’ equity	(144,167,274)	(146,977,792)	10,059,269	-	3,115	6,158	236,252	280
Contract owners’ equity beginning of period	144,448,227	291,426,019	-	-	6,526	368	23,352	23,072

Contract owners’ equity end of period	$280,953	144,448,227	10,059,269	-	9,641	6,526	259,604	23,352

CHANGES IN UNITS:
Beginning units	4,815,928	5,757,665	-	-	1,260	39	2,116	2,116
Units purchased	69,629	181,645	904,420	-	102	1,409	19,232	-
Units redeemed	(4,885,557)	(1,123,382)	(129,409)	-	(187)	(188)	-	-

Ending units	-	4,815,928	775,011	-	1,175	1,260	21,348	2,116

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WIEP		WVCP		BF		VFLG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(132,331)	98,226	18,402	10,018	8,037	43,358	(2,676)	(9,189)
Realized gain (loss) on investments	2,885,809	1,819,938	(24,024)	62,433	(1,104,294)	(155,553)	(306,922)	(14,031)
Change in unrealized gain (loss) on investments	(674,791)	(16,519,318)	375,927	(1,453,797)	1,050,764	(1,136,182)	304,960	(415,411)
Reinvested capital gains	-	-	-	-	-	340,160	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,078,687	(14,601,154)	370,305	(1,381,346)	(45,493)	(908,217)	(4,638)	(438,631)

Equity transactions:
Purchase payments received from contract owners (note 3)	(4,631)	598	-	-	38,684	508,008	3,518	17,061
Transfers between funds	(19,424,482)	(1,133,926)	(1,651,216)	(99,463)	(2,038,455)	(191,551)	(633,983)	3,759
Redemptions (note 3)	(1,161,756)	(4,085,991)	(124,719)	(295,926)	(171,915)	(469,649)	(6,438)	(70,267)
Annuity benefits	(5,074)	(9,663)	(157)	(293)	-	-	-	-
Contract maintenance charges (note 2)	(7,185)	(13,018)	(1,452)	(1,817)	(751)	(2,549)	(34)	(158)
Contingent deferred sales charges (note 2)	(2,105)	(3,058)	(61)	(166)	(716)	(6,627)	(178)	(273)
Adjustments to maintain reserves	(2,027)	354	(131)	(242)	(20)	(28)	(13)	(66)

Net equity transactions	(20,607,260)	(5,244,704)	(1,777,736)	(397,907)	(2,173,173)	(162,396)	(637,128)	(49,944)

Net change in contract owners’ equity	(18,528,573)	(19,845,858)	(1,407,431)	(1,779,253)	(2,218,666)	(1,070,613)	(641,766)	(488,575)
Contract owners’ equity beginning of period	18,528,573	38,374,431	1,407,431	3,186,684	2,218,666	3,289,279	641,766	1,130,341

Contract owners’ equity end of period	$-	18,528,573	-	1,407,431	-	2,218,666	-	641,766

CHANGES IN UNITS:
Beginning units	1,761,884	2,123,568	184,626	219,613	243,504	265,247	85,778	90,603
Units purchased	-	-	-	-	27,484	100,214	1,648	7,443
Units redeemed	(1,761,884)	(361,684)	(184,626)	(34,987)	(270,988)	(121,957)	(87,426)	(12,268)

Ending units	-	1,761,884	-	184,626	-	243,504	-	85,778

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VFLV2		MBVAG2		MBVCG2		SGRF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(631)	(2,425)	(610)	(3,103)	(494)	1,513	(19,446)	(123,059)
Realized gain (loss) on investments	(618,233)	(35,752)	(166,434)	(9,530)	(60,514)	(455)	(3,260,173)	(85,726)
Change in unrealized gain (loss) on investments	544,112	(612,992)	139,766	(153,303)	44,039	(45,297)	3,428,292	(5,035,578)
Reinvested capital gains	-	-	-	27,030	-	5,733	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(74,752)	(651,169)	(27,278)	(138,906)	(16,969)	(38,506)	148,673	(5,244,363)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,982	35,992	150	600	(1,693)	-	80,187	612,424
Transfers between funds	(761,228)	30,223	(138,737)	(111,280)	(177,764)	145,955	(5,012,035)	(2,909,573)
Redemptions (note 3)	(80,405)	(114,095)	(548)	(13,080)	(2,494)	(507)	(273,144)	(1,243,542)
Annuity benefits	-	-	-	-	-	-	(557)	(2,902)
Contract maintenance charges (note 2)	(99)	(371)	(60)	(67)	-	(11)	(1,369)	(4,717)
Contingent deferred sales charges (note 2)	(142)	(1,047)	-	-	-	(3)	(2,330)	(9,344)
Adjustments to maintain reserves	(18)	66	12	(21)	(4)	(4)	(4,350)	285

Net equity transactions	(837,910)	(49,232)	(139,183)	(123,848)	(181,955)	145,430	(5,213,598)	(3,557,369)

Net change in contract owners’ equity	(912,662)	(700,401)	(166,461)	(262,754)	(198,924)	106,924	(5,064,925)	(8,801,732)
Contract owners’ equity beginning of period	912,662	1,613,063	166,461	429,215	198,924	92,000	5,064,925	13,866,657

Contract owners’ equity end of period	$-	912,662	-	166,461	-	198,924	-	5,064,925

CHANGES IN UNITS:
Beginning units	105,574	111,241	22,130	33,329	22,506	8,194	1,380,783	2,013,233
Units purchased	5,695	11,553	23	1,612	4,397	15,171	86,728	336,292
Units redeemed	(111,269)	(17,220)	(22,153)	(12,811)	(26,903)	(859)	(1,467,511)	(968,742)

Ending units	-	105,574	-	22,130	-	22,506	-	1,380,783

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SGRF2		JPMCVP		PISVP1

	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(91,071)	(2,479,111)	110,879	(18,465)	4,058	(3,653)
Realized gain (loss) on investments	(10,460,572)	(18,926,375)	(3,380,741)	(282,010)	(861,598)	(92,857)
Change in unrealized gain (loss) on investments	11,179,144	(29,421,175)	3,002,269	(4,220,454)	807,528	(490,494)
Reinvested capital gains	-	-	12,024	757,541	-	153,345

Net increase (decrease) in contract owners’ equity resulting from operations	627,501	(50,826,661)	(255,569)	(3,763,388)	(50,012)	(433,659)

Equity transactions:
Purchase payments received from contract owners (note 3)	544,446	27,669,502	(17)	2,388	-	266
Transfers between funds	(18,955,609)	(238,033,667)	(5,708,844)	(1,897,401)	(586,886)	(67,029)
Redemptions (note 3)	(948,937)	(7,438,982)	(199,390)	(1,524,694)	(9,064)	(27,061)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	(7,599)	(246,501)	(1,034)	(3,944)	(82)	(56)
Contingent deferred sales charges (note 2)	(12,302)	(157,220)	(13)	(3,168)	-	-
Adjustments to maintain reserves	1,218	(768)	(49)	(107)	2	(10)

Net equity transactions	(19,378,783)	(218,207,636)	(5,909,347)	(3,426,926)	(596,030)	(93,890)

Net change in contract owners’ equity	(18,751,282)	(269,034,297)	(6,164,916)	(7,190,314)	(646,042)	(527,549)
Contract owners’ equity beginning of period	18,751,282	287,785,579	6,164,916	13,355,230	646,042	1,173,591

Contract owners’ equity end of period	$-	18,751,282	-	6,164,916	-	646,042

CHANGES IN UNITS:
Beginning units	2,006,297	16,359,805	654,300	934,069	105,733	117,897
Units purchased	188,149	4,189,570	-	3	1,946	782
Units redeemed	(2,194,446)	(18,543,078)	(654,300)	(279,772)	(107,679)	(12,946)

Ending units	-	2,006,297	-	654,300	-	105,733

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

Balanced Portfolio - Class S Shares (ALBS)

MidCap Growth Portfolio - Class S Shares (ALMCS)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)*

Large Cap VIF (BBGI)*

Mid Cap Growth VIF (BBCA)*

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)*

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JPMorgan Insurance Trust Balanced Portfolio 1 (OGAA)*

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)*

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Value Series - Service Class (MVFSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

U.S. Real Estate Portfolio - Class I (MSVRE)

U.S. Real Estate Portfolio - Class II (MSVREB)

MTB GROUP OF FUNDS

Managed Allocation Fund - Moderate Growth II (VFMG2)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class II (GEM2)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT Global Utilities Fund - Class II (GVGU2)

Gartmore NVIT Global Utilities Fund - Class III (GVGU)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Global Financial Services Fund - Class II (GVGF2)

NVIT Global Financial Services Fund - Class III (GVGFS)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Health Sciences Fund - Class II (GVGH2)

NVIT Health Sciences Fund - Class III (GVGHS)

NVIT Health Sciences Fund - Class VI (GVGH6)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Leaders Fund - Class III (GVUSL)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Technology & Communications Fund - Class I (GGTC)

NVIT Technology & Communications Fund - Class II (GGTC2)

NVIT Technology & Communications Fund - Class III (GGTC3)

NVIT Technology & Communications Fund - Class VI (GGTC6)

NVIT U.S. Growth Leaders Fund - Class II (GVUG2)

NVIT U.S. Growth Leaders Fund - Class III (GVUGL)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class II (EIF2)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

Van Kampen NVIT Real Estate Fund - Class II (NVRE2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Value Fund - Series II (AVBV2)

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

Portfolios of the American Century Variable Portfolios, Inc.

Money Market Portfolio(TM) (CHSMM)

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class II (ACVI2)*

VP International Fund - Class III (ACVI3)

VP International Fund - Class IV (ACVI4)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)

VP Vista(SM) Fund - Class I (ACVVS1)

VP Vista(SM) Fund - Class II (ACVVS2)*

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

Portfolios of the Federated Insurance Series

Capital Appreciation Fund II - Service Shares (FCA2S)

Clover Value Fund II - Service Shares (FALFS)

Market Opportunity Fund II - Service Shares (FVMOS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

Portfolios of the Fidelity (R Variable Insurance Products Fund FidelityR)

Contrafund Portfolio - Service Class 2 (FC2)

Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Initial Class R (FHIPR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Initial Class R (FOPR)

VIP Fund - Overseas Portfolio - Service Class 2 (FO2)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Portfolios of the Neuberger Berman Advisers Management Trust

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Service Class (OVCAFS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Class 4 (OVGS4)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc.

Global Real Estate Portfolio - Class II (VKVGR2)*

Portfolios of the Victory Variable Insurance Funds

Diversified Stock Fund Class A Shares (VYDS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio - II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)

Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)*

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Asset Allocation Fund (WFVAA)*

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage Funds Variable Trust - VT Large Company Growth Fund (WFVLCG)

Advantage Funds Variable Trust - VT Money Market Fund (WFVMM)

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)

Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)

Z CLOSED FUNDS

International Equity Flex I Portfolio (obsolete) (WIEP)*

International Equity Flex II Portfolio (obsolete) (WVCP)*

Variable Contracts Trust - Small Cap Value VCT Portfolio - Class I Shares (obsolete) (PISVP1) *

Large Cap Growth Fund II (obsolete) (VFLG2)*

Large Cap Growth Fund II (obsolete) (VFLV2)*

Managed Allocation Fund - Aggressive Growth II (obsolete) (MBVAG2)*

Managed Allocation Fund - Conservative Growth II (obsolete) (MBVCG2)*

NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)*

Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)*

J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)*

*	At December 31, 2009, contract owners were not invested in the fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following two pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	America’s Vision	NEBA	Schwab Custom Solutions	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.80%	0.95%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	-	0.10%	0.20%
Combination Enhanced	-	-	-	0.40%	-
Return of Premium					0.10%
Beneficiary Protector II Option	-	-	-	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Spousal Continuation Benefit Option	-	-	-	-	0.30%
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-	0.50%	-
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-	-	1.00%(13)
7% Lifetime Income Option (Non-New York)	-	-	-	-	1.00%(14)

Maximum Variable Account Charges*	1.30%	1.40%	0.80%	2.20%	2.15%

Nationwide Variable Account - II Options	America’s Future II	All American Gold	Achiever	Income Architect
Variable Account Charges - Recurring	1.15%	1.15%	1.55%	0.40%
CDSC Options:
Four Year CDSC	0.30%	0.50%	0.20%	-
No CDSC	0.35%	0.55%	0.25%	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%(2)	0.20%(2)	-	-
One-Year Enhanced	0.10%(4)	0.10%(4)	-	-
One-Month Enhanced	-	0.35%(2)	0.20%(2)	-
Combination Enhanced II	-	-	0.45%(12)	-
Combination Enhanced	-	0.40%(5)	0.30%(5)	-
Beneficiary Protector II Option	-	0.35%	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	1.00%	1.00%	-
Capital Preservation Plus Option	0.50%(17)	0.50%(17)	0.50%(17)	-
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(13)	1.00%(13)	1.00%(13)	-
7% Lifetime Income Option (Non-New York)	1.00%(14)	1.00%(14)	1.00%(14)	-
10% Lifetime Income Option	1.20%(15)	1.20%(15)	1.20%(15)	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	0.15%	0.15%	-
7% Spousal Continuation Benefit (Non-New York)	0.15%	0.15%	0.15%	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(16)	0.30%(16)	0.30%(16)	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	0.60%(18)
Spousal Continuation Benefit Option	-	-	-	0.10%(18)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%	0.45%(17)	0.10%	-
4% Extra Value Credit Option	0.40%	-	0.25%	-
5% Extra Value Credit Option	-	0.70%(17)	0.45%(10)	-
5% Extra Value Credit Option	-	-	0.55%(11)	-

Maximum Variable Account Charges*	3.55%	4.60%(1)	4.60%(1)	1.10%(1)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

Nationwide Variable Account - II Options	Future Venue	Destination C	Destination L	Elite Venue	Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15% (3)	-	-	-	-
One-Year Enhanced	0.10% (4)	-	0.20%	-	-
One-Month Enhanced II	0.35% (3)	0.20% (2)	-	0.20% (2)	0.20% (2)
One-Month Enhanced	0.30% (6)	0.20% (6)	0.35%	0.20% (6)	0.20% (6)
Combination Enhanced II	0.45% (3)	0.35% (2)	-	0.35% (2)	0.35% (2)
Combination Enhanced	0.40% (7)	0.30% (7)	0.45%	0.30% (7)	0.30% (7)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20% (3)	-	-	-	-
Spousal Protection Annuity Option	0.10% (8)	0.20%	-	0.20%	0.20%
Beneficiary Protector II Option	0.35%	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	-	1.00% (17)	1.00%	1.00%
Capital Preservation Plus Option	0.50% (17)	0.50% (17)	-	0.50% (17)	0.50% (17)
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00% (13)	-	1.00% (13)	1.00% (13)	1.00% (13)
7% Lifetime Income Option (Non-New York)	1.00% (14)	-	-	1.00% (14)	1.00% (14)
10% Lifetime Income Option	1.20% (15)	-	1.20% (15)	1.20% (15)	1.20% (15)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	-	0.15%	0.15%	0.15%
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	-	0.15%	0.15%
10% Spousal Continuation Benefit (Non-New York)	0.30% (16)	-	0.30% (16)	0.30% (16)	0.30% (16)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%	-	-	-	-

Maximum Variable Account Charges*	4.05% (1)	3.00%	4.05% (1)	4.15% (1)	3.90% (1)
(*)	The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(1)	The total variable account charges associated with this product may be higher or lower than this amount, depending on whether the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is higher or lower than the daily net assets. For purposes of this table, the Company assumes the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is equal to the daily net assets.
(2)	Available beginning May 1, 2004 or a later date if state law requires
(3)	Available beginning September 1, 2004 or a later date if state law requires
(4)	Available until state approval is received for the One-Year Enhanced Death Benefit II Option
(5)	Available until state approval is received for the One-Month Enhanced Death Benefit Option
(6)	Available until state approval is received for the One-Month Enhanced Death Benefit II Option
(7)	Available until state approval is received for the Combination Enhanced Death Benefit II Option
(8)	Available until state approval is received for the Spousal Protection Annuity II Option
(9)	Available until state approval is received for the 5% Extra Value Option
(10)	Non-NY residents
(11)	NY residents
(12)	Available beginning May 1, 2007 or a later date if state law requires
(13)	Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.60% of the current income base and is assessed through the reduction of units.
(14)	Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.70% of the current income base and is assessed through the reduction of units.
(15)	Currently, the charge associated with the 10% Lifetime Income Option is equal to 0.75% of the current income base and is assessed through the reduction of units.
(16)	Currently, the charge associated with the 10% Spousal Continuation Benefit is equal to 0.20% of the current income base and is assessed through the reduction of units.
(17)	No longer available.
(18)	This charge is a percentage of the Guaranteed Lifetime Withdrawal Base.
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	ALBS	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CSIEF3

0.45%	$306	$-	$-	$-	$-	$-	$-	$-
0.65%	16,872	-	-	-	-	-	-	-
0.75%	66,225	-	-	-	-	-	301	-
0.8%	174,125	-	-	-	-	-	5	2
0.85%	154,732	-	-	-	-	-	8	-
0.9%	31	-	-	-	-	-	1	-
0.95%	324,714	735	868	-	-	-	43	-
1.05%	310,653	1,202	2,153	-	-	-	46	-
1.1%	3,369,420	-	-	-	-	-	1,535	-
1.15%	24,246,992	-	-	-	-	-	5,171	-
1.2%	252,502	-	-	-	-	-	26	-
1.25%	3,066,043	-	-	-	-	-	8,089	-
1.3%	40,850,827	-	-	123,183	18,720	19,040	12,401	851
1.35%	5,974,507	-	43	-	-	-	3,619	-
1.4%	17,718,649	-	-	-	-	-	4,756	380
1.45%	4,998,445	91	581	-	-	-	2,884	-
1.5%	4,129,236	-	-	-	-	-	13,968	-
1.55%	22,686,094	-	-	-	-	-	12,412	-
1.6%	1,286,647	-	-	-	-	-	3,163	-
1.65%	9,297,347	-	-	-	-	-	3,469	-
1.7%	2,935,539	-	-	-	-	-	2,248	-
1.75%	44,471,654	-	-	-	-	-	18,970	-
1.8%	7,158,080	-	-	-	-	-	6,530	-
1.85%	3,203,612	-	-	-	-	-	836	-
1.9%	2,735,559	-	-	-	-	-	80	-
1.95%	6,836,870	-	-	-	-	-	5,970	-
2%	14,740,395	-	-	-	-	-	3,375	-
2.05%	3,614,322	-	-	-	-	-	11	-
2.1%	3,985,498	-	-	-	-	-	2,054	-
2.15%	10,141,135	-	-	-	-	-	1,130	-
2.2%	4,084,814	-	-	-	-	-	581	-
2.25%	6,493,149	-	-	-	-	-	36	-
2.3%	2,237,938	-	-	-	-	-	1,085	-
2.35%	26,324,774	-	-	-	-	-	3,716	-
2.4%	3,118,875	-	-	-	-	-	578	-
2.45%	1,748,115	-	-	-	-	-	232	-
2.5%	6,768,505	-	-	-	-	-	-	-
2.55%	2,477,170	-	-	-	-	-	-	-
2.6%	1,235,218	-	-	-	-	-	-	-
2.65%	190,321	-	-	-	-	-	5	-
2.7%	980,761	-	-	-	-	-	-	-
2.75%	241,888	-	-	-	-	-	-	-
2.8%	281,248	-	-	-	-	-	-	-
2.85%	130,139	-	-	-	-	-	-	-
2.9%	192,417	-	-	-	-	-	-	-
2.95%	105,579	-	-	-	-	-	-	-
3%	54,147	-	-	-	-	-	-	-
3.05%	44,874	-	-	-	-	-	-	-
3.1%	30,890	-	-	-	-	-	-	-
3.15%	399	-	-	-	-	-	-	-
3.2%	2,530	-	-	-	-	-	-	-
3.25%	11,242	-	-	-	-	-	-	-
3.3%	532	-	-	-	-	-	-	-

Totals	$295,502,556	$2,028	$3,645	$123,183	$18,720	$19,040	$119,334	$1,233

	WSCP	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2

0.45%	$-	$-	$-	$2	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	100
0.75%	-	-	-	48	-	-	-	1,303
0.8%	1,341	21	-	2,029	109	37	2	4,539
0.85%	-	-	-	2,440	-	-	-	4,593
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	9,899	7,693	-	-	1,133	17,533
1.05%	-	-	17,467	8,742	-	-	2,128	15,626
1.1%	-	-	417	5,649	-	-	380	18,322
1.15%	-	-	19,354	104,033	-	-	2,853	239,460
1.2%	-	-	188	92	-	-	55	1,052
1.25%	-	-	10,839	15,329	-	-	362	26,869
1.3%	287,901	37,590	209	267,893	41,677	16,857	624	461,522
1.35%	-	-	50	51,132	-	-	866	75,624
1.4%	135,185	14,739	1,685	82,993	10,145	9,927	95	115,154
1.45%	-	-	7,631	31,802	-	-	368	45,439
1.5%	-	-	8,398	15,688	-	-	1,896	31,570
1.55%	-	-	33,881	120,694	-	-	2,875	243,933
1.6%	-	-	4,360	7,352	-	-	53	14,541
1.65%	-	-	14,758	59,498	-	-	890	81,186
1.7%	-	-	5,479	11,238	-	-	1,257	30,545
1.75%	-	-	5,848	152,510	-	-	6,214	376,247
1.8%	-	-	11,086	25,422	-	-	1,270	77,836
1.85%	-	-	1,047	13,088	-	-	393	16,323
1.9%	-	-	216	14,431	-	-	132	14,278
1.95%	-	-	3,336	21,902	-	-	952	57,334
2%	-	-	1,014	58,005	-	-	483	75,806
2.05%	-	-	5,801	9,508	-	-	269	14,036
2.1%	-	-	988	30,135	-	-	214	39,192
2.15%	-	-	368	24,320	-	-	1,337	89,416
2.2%	-	-	-	68,764	-	-	275	24,085
2.25%	-	-	1,476	7,305	-	-	1,466	9,348
2.3%	-	-	2,197	21,916	-	-	77	8,604
2.35%	-	-	3	44,435	-	-	2,759	74,840
2.4%	-	-	-	9,566	-	-	339	19,722
2.45%	-	-	3,102	3,679	-	-	425	11,294
2.5%	-	-	-	21,862	-	-	-	431
2.55%	-	-	-	4,625	-	-	-	10,602
2.6%	-	-	-	5,179	-	-	987	1,897
2.65%	-	-	-	443	-	-	-	862
2.7%	-	-	-	1,155	-	-	-	2,212
2.75%	-	-	-	712	-	-	5	839
2.8%	-	-	-	488	-	-	41	650
2.85%	-	-	-	75	-	-	-	95
2.9%	-	-	-	-	-	-	-	770
2.95%	-	-	-	58	-	-	-	180
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	134
3.1%	-	-	-	-	-	-	-	342
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	27
3.25%	-	-	-	-	-	-	-	4
3.3%	-	-	-	-	-	-	-	-

	$424,427	$52,350	$171,097	$1,333,930	$51,931	$26,821	$33,475	$2,356,317

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	JAIGS	MIGSC	MVFSC	MSVFI	MSVF2	MSEM	MSEMB	MSVRE

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	589	-	187	-	-	-
0.75%	-	-	2,275	-	890	-	-	-
0.8%	331	-	190	-	-	22	-	1,935
0.85%	-	-	5,416	-	1,548	-	-	-
0.9%	-	-	1	-	-	-	-	-
0.95%	98	131	1,080	-	4,140	-	-	-
1.05%	258	-	378	-	1,145	-	-	-
1.1%	71	607	48,400	-	14,787	-	352	-
1.15%	6,625	16,113	416,743	-	133,062	-	3,340	-
1.2%	-	1,301	3,646	-	982	-	-	-
1.25%	4,744	11,248	39,393	-	17,010	-	1,504	-
1.3%	52,596	235	95,100	22,020	1,426	41,154	-	263,787
1.35%	-	2,064	102,671	-	31,528	-	-	-
1.4%	26,874	2,333	75,659	10,512	17,163	16,885	357	122,421
1.45%	849	5,174	85,054	-	31,035	-	1,750	-
1.5%	908	19,584	79,425	-	46,373	-	4,067	-
1.55%	4,667	25,584	398,794	-	130,723	-	2,476	-
1.6%	2,007	2,982	18,200	-	5,925	-	156	-
1.65%	1,245	12,274	126,813	-	47,402	-	352	-
1.7%	2,497	5,460	60,608	-	28,174	-	327	-
1.75%	586	17,115	989,261	-	291,494	-	710	-
1.8%	3,115	12,642	128,923	-	47,853	-	1,219	-
1.85%	589	10,949	51,727	-	20,277	-	237	-
1.9%	-	2,485	26,562	-	4,228	-	271	-
1.95%	785	3,855	139,634	-	39,139	-	161	-
2%	-	7,958	311,103	-	144,720	-	1	-
2.05%	1,793	10,704	50,072	-	17,061	-	484	-
2.1%	759	6,380	72,748	-	14,627	-	736	-
2.15%	265	4,519	235,363	-	63,513	-	417	-
2.2%	-	1,638	65,657	-	30,175	-	-	-
2.25%	-	4,214	106,569	-	61,015	-	-	-
2.3%	-	3,758	24,725	-	7,617	-	-	-
2.35%	-	2,648	700,664	-	368,285	-	-	-
2.4%	-	331	66,681	-	20,824	-	-	-
2.45%	-	1,647	37,259	-	16,831	-	-	-
2.5%	-	564	27,751	-	9,501	-	-	-
2.55%	-	107	53,736	-	23,961	-	-	-
2.6%	-	101	37,085	-	19,496	-	-	-
2.65%	-	8	1,223	-	621	-	-	-
2.7%	-	197	14,434	-	5,168	-	-	-
2.75%	-	15	3,830	-	2,577	-	-	-
2.8%	-	22	1,773	-	689	-	-	-
2.85%	-	-	551	-	174	-	-	-
2.9%	-	-	3,516	-	1,508	-	-	-
2.95%	-	-	550	-	170	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	791	-	638	-	-	-
3.1%	-	-	517	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	41	-	-	-	-	-
3.25%	-	-	259	-	169	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$111,662	$196,947	$4,713,440	$32,532	$1,725,831	$58,061	$18,917	$388,143

	MSVREB	VFMG2	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2

0.45%	$-	$-	$-	$-	$2	$65	$35	$1
0.65%	-	-	-	-	-	380	10	-
0.75%	-	-	-	-	-	862	346	688
0.8%	-	-	-	-	-	514	405	620
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	1	-
0.95%	2,376	-	35	-	-	125	4,127	995
1.05%	591	-	46	-	-	5,400	4,494	2,095
1.1%	1,977	-	46	-	1,782	404,217	144,082	13,035
1.15%	61,388	26,165	876	-	2,787	1,754,717	528,542	121,286
1.2%	205	-	-	-	-	2,641	2,739	1,131
1.25%	11,392	22,255	587	-	94	140,490	43,683	17,595
1.3%	431	-	382	160	37	148,756	117,383	101,498
1.35%	16,381	2,588	52	-	495	358,596	103,957	49,995
1.4%	4,579	237	935	1	-	217,464	78,263	39,024
1.45%	16,407	108	410	-	687	271,039	122,207	31,300
1.5%	11,643	-	145	-	161	234,118	72,970	34,921
1.55%	62,270	210	1,263	-	3,314	1,683,272	545,277	121,009
1.6%	2,316	348	55	-	-	57,642	17,082	9,094
1.65%	15,528	2,323	367	-	4	383,109	131,953	35,215
1.7%	4,892	-	-	-	45	170,656	101,877	25,311
1.75%	29,272	7,111	776	-	5,925	3,407,830	1,038,339	193,317
1.8%	23,895	-	767	-	243	291,895	106,604	34,525
1.85%	6,485	935	270	-	22	144,688	71,301	10,649
1.9%	2,316	410	-	-	4	111,274	101,889	8,606
1.95%	5,643	1,456	386	-	747	451,345	123,046	21,354
2%	10,179	32	60	-	1,026	625,460	170,258	35,028
2.05%	3,628	-	-	-	620	126,005	120,685	7,610
2.1%	7,011	-	-	-	460	199,595	65,717	16,443
2.15%	2,735	-	426	-	37	291,054	214,240	10,870
2.2%	5,668	554	-	-	123	213,401	118,355	7,003
2.25%	1,054	-	-	-	-	485,611	477,861	6,308
2.3%	1,890	-	-	-	2,279	138,058	113,340	6,898
2.35%	287	109	-	-	142	1,156,330	1,074,134	19,791
2.4%	680	-	21	-	-	233,410	202,952	3,703
2.45%	1,394	-	-	-	12	85,032	59,156	1,071
2.5%	31	-	-	-	-	1,003,144	983,483	16,411
2.55%	332	-	-	-	-	110,500	93,483	1,562
2.6%	-	49	-	-	-	36,696	40,332	3,492
2.65%	46	-	-	-	-	16,307	15,193	653
2.7%	44	-	-	-	-	70,798	67,091	506
2.75%	-	-	-	-	7	14,691	13,889	162
2.8%	1,498	-	-	-	-	31,786	13,918	576
2.85%	-	-	-	-	-	18,796	19,175	-
2.9%	-	-	-	-	-	3,730	2,931	631
2.95%	-	-	-	-	-	12,923	12,621	101
3%	-	-	-	-	-	1,704	1,655	-
3.05%	-	-	-	-	-	4,073	3,952	106
3.1%	-	-	-	-	-	586	568	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	52	38

	$316,464	$64,890	$7,905	$161	$21,055	$15,120,785	$7,345,653	$1,012,227

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6

0.45%	$3	$38	$-	$1	$-	$-	$-	$-
0.65%	-	11	-	-	-	-	-	-
0.75%	8	495	-	198	-	-	-	828
0.8%	1,552	295	-	322	41	-	2,026	-
0.85%	750	76	-	172	-	-	-	261
0.9%	-	-	-	-	-	-	-	-
0.95%	1,431	542	704	6,838	-	-	-	1,205
1.05%	1,595	662	69	3,582	-	-	-	2,279
1.1%	32,219	137,589	1,120	1,184	-	200	-	3,660
1.15%	198,978	442,968	18,351	143,319	-	5,945	-	122,285
1.2%	1,083	1,676	5,788	232	-	556	-	303
1.25%	21,244	34,098	10,378	15,659	-	1,504	-	13,233
1.3%	119,730	40,491	32	41,682	3,266	-	356,795	531
1.35%	72,674	95,185	5,621	30,799	-	-	-	29,154
1.4%	49,757	17,036	864	32,904	3,461	1,899	87,941	6,735
1.45%	40,484	83,219	5,664	38,313	-	888	-	28,923
1.5%	58,953	59,533	4,437	55,635	-	660	-	23,925
1.55%	235,496	489,409	24,748	110,962	-	4,935	-	111,909
1.6%	21,190	13,522	3,203	7,163	-	154	-	5,934
1.65%	59,188	95,502	13,641	44,643	-	1,233	-	29,789
1.7%	31,189	86,397	3,908	6,627	-	680	-	11,677
1.75%	351,328	950,445	7,690	71,988	-	799	-	71,876
1.8%	68,360	68,909	14,603	49,749	-	4,240	-	40,937
1.85%	22,041	56,439	9,407	16,142	-	1,920	-	11,775
1.9%	13,694	106,348	2,652	7,401	-	744	-	5,642
1.95%	45,810	113,146	341	7,212	-	805	-	18,899
2%	63,969	176,522	1,288	25,503	-	-	-	27,187
2.05%	7,656	113,590	1,016	4,763	-	132	-	2,459
2.1%	34,500	50,945	3,180	8,483	-	155	-	25,480
2.15%	31,456	211,982	1,343	2,591	-	851	-	9,553
2.2%	19,887	116,157	86	5,142	-	-	-	4,390
2.25%	16,967	492,582	-	4,487	-	448	-	3,236
2.3%	14,718	124,639	48	2,327	-	-	-	4,162
2.35%	47,594	1,110,162	533	3,582	-	-	-	2,432
2.4%	5,353	212,672	-	191	-	-	-	688
2.45%	3,814	58,540	-	8,508	-	388	-	11,701
2.5%	25,823	1,038,052	-	24	-	-	-	470
2.55%	3,551	97,896	-	1,317	-	-	-	1,566
2.6%	2,610	36,967	-	-	-	-	-	-
2.65%	2,345	17,729	-	509	-	-	-	718
2.7%	2,500	70,125	-	19	-	-	-	101
2.75%	276	13,053	-	534	-	-	-	456
2.8%	467	20,353	-	160	-	-	-	3,775
2.85%	577	19,645	-	-	-	-	-	-
2.9%	1,346	3,071	-	-	-	-	-	-
2.95%	61	13,464	-	-	-	-	-	-
3%	-	1,779	-	-	-	-	-	-
3.05%	296	4,253	-	-	-	-	-	-
3.1%	6	613	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	38	37	-	-	-	-	-	-

	$1,734,567	$6,898,859	$140,715	$760,867	$6,768	$29,136	$446,762	$640,134

	GVGU2	GVGU	GIG	GIG3	NVIE6	GEF3	NVGWL6	NVNMO1

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	-	211	45	708	-	347	-	1,585
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	128	-	-	-
1.05%	-	-	-	-	160	-	-	-
1.1%	-	-	-	-	1,482	-	148	-
1.15%	894	-	-	-	14,213	-	362	-
1.2%	-	-	-	-	-	-	-	-
1.25%	926	-	-	-	1,470	-	18	-
1.3%	-	37,367	168	180,945	536	21,468	17	322,457
1.35%	-	-	-	-	4,808	-	73	-
1.4%	31	12,718	583	98,865	1,014	9,132	-	187,959
1.45%	49	-	-	-	10,427	-	6	-
1.5%	53	-	-	-	4,993	-	178	-
1.55%	1,337	-	-	-	17,239	-	148	-
1.6%	-	-	-	-	1,853	-	133	-
1.65%	199	-	-	-	4,954	-	-	-
1.7%	151	-	-	-	3,921	-	-	-
1.75%	30	-	-	-	26,768	-	103	-
1.8%	963	-	-	-	3,623	-	47	-
1.85%	125	-	-	-	3,247	-	69	-
1.9%	-	-	-	-	2,333	-	-	-
1.95%	-	-	-	-	5,308	-	39	-
2%	-	-	-	-	4,902	-	64	-
2.05%	-	-	-	-	971	-	-	-
2.1%	538	-	-	-	3,035	-	176	-
2.15%	-	-	-	-	1,759	-	-	-
2.2%	-	-	-	-	1,778	-	4	-
2.25%	-	-	-	-	674	-	-	-
2.3%	-	-	-	-	2,529	-	626	-
2.35%	-	-	-	-	4,512	-	148	-
2.4%	-	-	-	-	489	-	-	-
2.45%	-	-	-	-	99	-	-	-
2.5%	-	-	-	-	2,422	-	14	-
2.55%	-	-	-	-	560	-	-	-
2.6%	-	-	-	-	363	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	379	-	-	-
2.8%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	3	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$5,296	$50,296	$796	$280,518	$132,952	$30,947	$2,373	$512,001

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.45%	$-	$-	$-	$-	$2	$68	$2	$3
0.65%	-	-	773	-	3	51	-	1
0.75%	210	-	3,516	-	-	-	-	-
0.8%	-	1	-	29	6	508	-	-
0.85%	-	-	7,184	-	-	-	-	-
0.9%	-	-	-	-	-	21	-	-
0.95%	123	-	-	-	-	-	-	-
1.05%	207	-	-	-	-	-	-	-
1.1%	1,567	-	49,400	2,080	193,388	174,288	65,381	297,837
1.15%	5,538	-	421,589	11,640	275,586	621,244	272,125	671,149
1.2%	46	-	4,303	183	1,347	697	608	4,979
1.25%	1,503	-	24,761	5,297	28,851	55,585	21,817	61,377
1.3%	332	18,823	6,520	8,453	30,886	33,309	30,332	52,769
1.35%	3,358	-	91,981	909	59,270	183,663	51,125	122,171
1.4%	1,514	2,733	46,938	1,623	14,606	5,069	18,060	15,539
1.45%	1,912	-	61,866	1,083	44,253	65,708	110,891	104,624
1.5%	3,041	-	60,499	1,674	23,641	57,454	17,710	46,554
1.55%	10,653	-	381,858	23,762	322,221	474,039	241,926	592,990
1.6%	912	-	15,327	5,042	2,376	268	8,868	5,444
1.65%	15,524	-	121,511	1,489	91,267	72,633	82,010	153,558
1.7%	420	-	58,998	387	33,215	88,516	9,097	46,688
1.75%	17,069	-	1,122,482	17,894	579,070	1,168,073	427,550	1,150,938
1.8%	1,492	-	109,799	6,929	23,635	50,628	47,589	71,424
1.85%	1,394	-	38,578	186	70,638	118,280	21,464	40,413
1.9%	1,116	-	9,797	59	92,173	304,047	6,436	89,133
1.95%	7,591	-	146,065	5,485	53,439	149,560	68,676	144,786
2%	3,293	-	382,197	6,740	143,856	138,169	155,414	181,867
2.05%	591	-	44,505	631	55,847	41,589	5,287	20,064
2.1%	1,440	-	64,667	5,545	45,447	77,561	125,490	53,848
2.15%	2,894	-	293,693	114	105,865	113,190	3,832	59,244
2.2%	1,982	-	75,078	5,786	139,221	137,640	35,231	89,496
2.25%	315	-	131,551	-	188,496	34,598	24,062	3,965
2.3%	1,383	-	14,717	273	87,526	144,124	15,956	41,935
2.35%	1,628	-	931,713	1,810	654,038	141,519	40,215	60,273
2.4%	171	-	80,919	-	123,796	33,021	8,855	19,008
2.45%	407	-	45,172	86	74,689	31,110	4,715	8,369
2.5%	846	-	2,755	-	1,643,027	178,304	37,251	11,772
2.55%	553	-	71,464	686	49,497	42,127	10,190	17,044
2.6%	-	-	41,544	320	15,455	-	5,205	1,036
2.65%	915	-	1,858	-	1,580	-	1,066	1,822
2.7%	-	-	16,249	-	76,302	11,220	3,059	-
2.75%	24	-	4,802	-	8,175	-	-	3,205
2.8%	-	-	1,990	-	249	593	-	-
2.85%	-	-	663	-	15,495	6,039	902	1,551
2.9%	-	-	5,065	-	-	-	-	328
2.95%	-	-	699	-	4,032	3,212	668	3,864
3%	-	-	-	-	373	690	-	-
3.05%	-	-	520	-	2,802	-	777	-
3.1%	-	-	735	-	941	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	59	-	-	-	-	-
3.25%	-	-	362	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$91,964	$21,557	$4,996,722	$116,195	$5,376,582	$4,758,415	$1,979,842	$4,251,068

	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF2

0.45%	$-	$8	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	503	-	-	720	-
0.75%	-	-	-	1,761	69	-	2,989	-
0.8%	49	7	66	-	141	20,251	-	-
0.85%	-	-	-	5,383	171	-	6,856	-
0.9%	-	1	-	-	-	-	-	-
0.95%	-	-	-	1,391	-	-	799	201
1.05%	-	-	-	1,357	17	-	1,547	-
1.1%	46,394	77,343	-	18,471	1,961	-	50,372	-
1.15%	405,313	193,778	-	130,232	9,360	-	451,097	1,992
1.2%	-	1,436	-	1,426	-	-	4,649	303
1.25%	19,006	24,232	-	10,096	743	-	27,695	1,300
1.3%	36,301	24,121	13,879	2,142	2,924	1,304,710	6,320	-
1.35%	82,361	35,415	-	36,473	1,341	-	103,864	-
1.4%	8,932	4,811	5,696	19,785	6,267	472,398	47,952	134
1.45%	58,537	28,170	-	20,247	3,036	-	64,512	403
1.5%	30,077	24,748	-	19,627	987	-	63,929	162
1.55%	355,634	227,282	-	107,555	14,953	-	421,046	881
1.6%	93	2,522	-	8,045	1,070	-	14,707	50
1.65%	106,665	46,206	-	40,654	9,355	-	128,141	199
1.7%	9,624	17,577	-	23,227	1,302	-	63,572	-
1.75%	679,743	308,061	-	324,814	14,298	-	1,182,230	38
1.8%	19,285	42,498	-	40,892	1,859	-	117,141	3,203
1.85%	31,062	19,553	-	16,490	4,166	-	42,868	57
1.9%	14,503	39,022	-	3,673	1,821	-	12,481	-
1.95%	56,789	29,466	-	40,226	5,646	-	154,487	14
2%	192,532	77,098	-	149,057	4,568	-	372,649	7
2.05%	11,898	3,862	-	16,486	274	-	47,455	-
2.1%	17,306	32,095	-	17,157	629	-	70,655	80
2.15%	34,919	26,117	-	84,258	3,398	-	312,762	6
2.2%	80,357	38,309	-	29,481	5,940	-	72,626	-
2.25%	714	25,578	-	66,102	1,037	-	118,348	-
2.3%	58,189	54,967	-	4,211	2,226	-	13,775	-
2.35%	27,741	33,212	-	411,109	3,452	-	888,521	-
2.4%	7,695	23,804	-	26,763	535	-	84,849	-
2.45%	8,036	1,958	-	21,484	31	-	42,416	-
2.5%	10,963	81,694	-	3,005	693	-	3,026	-
2.55%	735	5,142	-	29,069	48	-	70,749	-
2.6%	3,067	7,323	-	18,752	-	-	39,232	-
2.65%	-	1,964	-	618	-	-	1,851	-
2.7%	1,506	33,475	-	6,628	1,613	-	17,345	-
2.75%	-	1,105	-	2,574	-	-	5,419	-
2.8%	-	-	-	1,150	-	-	1,922	-
2.85%	-	4,742	-	269	-	-	725	-
2.9%	-	856	-	1,757	-	-	4,925	-
2.95%	-	19,909	-	150	-	-	738	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	157	-	-	515	-
3.1%	-	-	-	-	-	-	773	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	62	-
3.25%	-	-	-	188	-	-	316	-
3.3%	-	-	-	-	-	-	-	-

	$2,416,026	$1,619,467	$19,641	$1,764,895	$105,931	$1,797,359	$5,141,628	$9,030

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6	GVIX8	GVIDA

0.45%	$-	$2	$-	$-	$-	$-	$1	$-
0.65%	-	1,035	-	-	-	-	-	-
0.75%	-	5,988	-	-	-	-	-	-
0.8%	222	3,943	4,483	-	109	-	26	3,459
0.85%	-	13,317	-	-	-	-	175	778
0.9%	-	-	-	-	-	-	-	-
0.95%	-	17,685	-	228	-	781	701	917
1.05%	-	13,087	-	-	-	965	1,285	1,526
1.1%	-	71,245	-	48	-	661	670	8,374
1.15%	-	902,627	-	2,438	-	29,760	16,957	206,757
1.2%	-	6,420	-	-	-	50	230	3,114
1.25%	-	92,318	-	3,673	-	4,434	605	38,013
1.3%	21,637	1,373,801	317,512	-	39,583	64	12,010	133,479
1.35%	-	207,605	-	-	-	6,883	4,374	55,899
1.4%	5,582	702,360	103,970	392	14,673	1,819	9,764	64,135
1.45%	-	185,627	-	643	-	6,948	4,236	37,559
1.5%	-	147,122	-	744	-	5,900	3,118	74,062
1.55%	-	769,564	-	2,651	-	36,579	15,092	157,212
1.6%	-	38,114	-	-	-	2,849	736	23,870
1.65%	-	307,019	-	973	-	18,624	2,069	484,567
1.7%	-	113,115	-	851	-	5,120	1,485	64,796
1.75%	-	1,597,274	-	304	-	21,202	16,649	848,913
1.8%	-	283,223	-	3,624	-	20,477	11,570	68,853
1.85%	-	85,055	-	1,250	-	4,372	779	123,893
1.9%	-	24,826	-	191	-	2,108	519	208,862
1.95%	-	200,557	-	16	-	2,098	3,604	261,743
2%	-	549,244	-	-	-	7,062	9,114	444,778
2.05%	-	71,956	-	245	-	1,129	687	344,183
2.1%	-	118,301	-	166	-	9,806	1,175	195,131
2.15%	-	377,377	-	8	-	871	2,108	424,645
2.2%	-	157,803	-	118	-	3,019	1,176	58,116
2.25%	-	193,900	-	-	-	19	584	645,356
2.3%	-	25,658	-	-	-	1,006	1,072	168,734
2.35%	-	1,243,485	-	-	-	390	3,055	810,641
2.4%	-	118,904	-	36	-	1,278	124	60,492
2.45%	-	62,401	-	-	-	2,305	171	155,671
2.5%	-	18,618	-	-	-	35	674	50,609
2.55%	-	95,463	-	-	-	68	-	167,776
2.6%	-	58,471	-	-	-	123	144	114,592
2.65%	-	9,740	-	-	-	110	-	23,980
2.7%	-	24,851	-	-	-	19	-	58,806
2.75%	-	23,731	-	-	-	131	136	7,041
2.8%	-	6,096	-	-	-	-	-	30,936
2.85%	-	791	-	-	-	-	-	2,508
2.9%	-	7,018	-	-	-	-	-	16,990
2.95%	-	894	-	-	-	-	-	1,417
3%	-	-	-	-	-	-	-	7,016
3.05%	-	625	-	-	-	-	-	6,242
3.1%	-	711	-	-	-	-	-	5,304
3.15%	-	-	-	-	-	-	-	-
3.2%	-	57	-	-	-	-	-	-
3.25%	-	488	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$27,441	$10,329,512	$425,965	$18,599	$54,365	$199,065	$126,875	$6,671,745

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUSL	MCIF

0.45%	$-	$23	$-	$1	$-	$10	$-	$1
0.65%	25	187	2,016	2,055	1,570	1,401	-	-
0.75%	80	1,118	979	4,669	1,130	3,460	-	-
0.8%	-	-	126	6,164	5,522	2,591	398	1,586
0.85%	37	-	-	6,250	1,687	2,611	-	69
0.9%	-	-	-	5	-	-	-	-
0.95%	-	-	2,042	8,713	7,011	3,399	-	943
1.05%	-	-	1,302	5,307	8,567	876	-	1,221
1.1%	24,831	29,000	61,249	325,425	153,389	102,709	-	3,154
1.15%	52,493	85,823	493,767	2,654,672	2,086,964	818,714	-	94,029
1.2%	-	-	12,784	21,636	42,110	5,324	-	1,231
1.25%	4,317	7,559	60,764	329,112	212,580	137,193	-	22,958
1.3%	3,720	3,474	114,721	452,516	341,302	128,815	28,754	340,187
1.35%	6,422	18,655	81,174	653,215	455,826	229,208	-	27,263
1.4%	246	399	139,302	482,048	336,049	164,900	5,540	112,868
1.45%	905	18,020	103,888	339,729	289,935	165,555	-	30,948
1.5%	2,542	9,306	58,794	345,380	229,445	109,560	-	15,456
1.55%	33,861	84,211	475,967	2,080,423	1,877,163	628,296	-	83,899
1.6%	1,103	2,583	16,522	167,006	79,849	47,616	-	8,025
1.65%	4,196	10,793	215,146	1,423,619	1,324,374	312,671	-	36,792
1.7%	120	917	24,687	292,403	203,697	56,440	-	11,476
1.75%	39,479	111,185	588,860	5,908,812	5,286,305	1,307,300	-	64,506
1.8%	961	4,133	283,935	632,639	444,320	308,437	-	31,971
1.85%	125	2,851	79,323	348,988	383,984	89,428	-	10,286
1.9%	4,977	355	69,337	395,883	359,478	143,145	-	6,198
1.95%	9,281	32,240	72,059	981,392	1,022,177	194,813	-	19,476
2%	8,816	13,376	318,018	3,620,843	1,029,120	686,864	-	33,280
2.05%	134	132	25,881	604,869	597,376	127,065	-	27,892
2.1%	8,904	10,321	67,209	395,853	482,413	70,760	-	8,018
2.15%	1,649	3,315	49,540	1,854,524	1,532,580	377,467	-	13,429
2.2%	1,573	982	97,005	680,498	258,535	117,312	-	9,074
2.25%	6,047	-	32,332	871,087	554,463	541,506	-	6,406
2.3%	3,211	410	28,148	218,494	276,076	55,985	-	8,034
2.35%	479	2,289	125,904	5,720,546	1,527,179	1,682,125	-	13,106
2.4%	622	-	20,072	442,812	255,665	205,577	-	2,700
2.45%	4	668	18,098	204,611	134,160	68,630	-	2,261
2.5%	12,616	-	40,886	520,949	164,662	338,333	-	5,256
2.55%	1,468	1,894	32,209	587,744	200,419	105,332	-	390
2.6%	991	-	13,112	202,341	98,440	29,248	-	196
2.65%	-	94	3,036	12,311	34,353	158	-	528
2.7%	24	-	3,819	198,014	70,374	68,647	-	407
2.75%	-	-	3,855	23,089	23,875	5,327	-	354
2.8%	-	-	1,756	17,765	20,743	10,980	-	4,054
2.85%	-	-	-	15,120	3,579	4,836	-	-
2.9%	-	-	634	46,072	36,893	7,944	-	-
2.95%	327	-	-	10,614	3,362	5,797	-	90
3%	-	-	-	2,095	27,950	10,230	-	-
3.05%	1,328	-	-	1,725	10,325	839	-	267
3.1%	-	-	-	9,765	4,910	-	-	-
3.15%	-	-	-	-	399	-	-	-
3.2%	-	-	-	-	-	1,880	-	-
3.25%	-	-	-	6,586	514	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$237,914	$456,313	$3,840,258	$34,136,389	$22,502,799	$9,487,314	$34,692	$1,060,285

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2

0.45%	$4	$-	$1	$-	$-	$1	$-	$-
0.65%	224	-	589	-	-	52	-	223
0.75%	1,486	-	2,723	-	-	275	-	945
0.8%	19,795	765	-	-	191	-	83	-
0.85%	1,813	-	5,748	-	-	540	-	2,075
0.9%	-	-	-	-	-	-	-	-
0.95%	13,010	-	427	464	-	3,315	-	198
1.05%	9,624	-	654	9	-	2,012	-	443
1.1%	66,473	-	41,902	-	-	15,216	-	13,413
1.15%	811,896	-	376,030	2,432	-	130,168	-	118,289
1.2%	2,221	-	3,828	-	-	1,468	-	1,577
1.25%	118,606	-	23,660	632	-	11,921	-	8,545
1.3%	2,626,348	172,432	5,035	-	78,188	2,556	13,804	1,675
1.35%	205,179	-	82,341	-	-	29,133	-	26,334
1.4%	1,356,887	77,182	40,382	448	34,400	10,984	4,145	13,073
1.45%	295,630	-	58,577	438	-	20,440	-	17,393
1.5%	303,215	-	51,320	708	-	21,892	-	17,293
1.55%	898,466	-	354,273	4,295	-	119,095	-	116,929
1.6%	70,603	-	10,990	187	-	5,030	-	4,182
1.65%	294,838	-	106,624	484	-	34,250	-	35,794
1.7%	102,808	-	50,300	80	-	18,829	-	18,724
1.75%	708,763	-	971,746	93	-	226,517	-	305,898
1.8%	521,821	-	99,964	863	-	32,208	-	33,821
1.85%	141,076	-	35,737	632	-	13,951	-	11,508
1.9%	56,229	-	8,866	401	-	8,967	-	3,481
1.95%	130,641	-	128,651	170	-	31,650	-	41,530
2%	375,287	-	307,722	-	-	63,719	-	95,799
2.05%	101,325	-	38,031	1,527	-	15,714	-	13,304
2.1%	138,730	-	60,542	590	-	17,988	-	21,204
2.15%	177,580	-	252,469	95	-	38,943	-	82,255
2.2%	149,827	-	59,959	-	-	13,261	-	18,439
2.25%	98,177	-	92,656	-	-	19,154	-	28,030
2.3%	49,297	-	10,996	-	-	11,651	-	4,844
2.35%	276,722	-	686,373	-	-	118,363	-	205,416
2.4%	41,890	-	68,052	-	-	10,289	-	21,392
2.45%	87,212	-	34,865	-	-	6,330	-	10,223
2.5%	42,936	-	2,766	-	-	11,150	-	3,909
2.55%	21,436	-	53,692	-	-	7,915	-	16,507
2.6%	20,501	-	29,564	-	-	5,881	-	8,953
2.65%	3,657	-	1,735	-	-	949	-	508
2.7%	4,149	-	12,656	-	-	2,189	-	3,966
2.75%	8,682	-	4,730	-	-	1,164	-	1,364
2.8%	8,651	-	1,578	-	-	1,382	-	563
2.85%	1,625	-	508	-	-	62	-	157
2.9%	1,472	-	4,066	-	-	1,330	-	1,258
2.95%	185	-	625	-	-	69	-	194
3%	-	-	-	-	-	-	-	-
3.05%	304	-	443	-	-	54	-	136
3.1%	-	-	788	-	-	83	-	260
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	63	-	-	6	-	20
3.25%	115	-	248	-	-	41	-	72
3.3%	15	-	-	-	-	27	-	-

	$10,367,431	$250,379	$4,185,495	$14,548	$112,779	$1,088,184	$18,032	$1,332,116

	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2

0.45%	$1	$-	$-	$1	$-	$1	$-	$-
0.65%	-	-	305	335	-	-	-	-
0.75%	157	-	1,369	1,598	-	-	-	-
0.8%	42	1,839	-	1,104	151	-	2,227	-
0.85%	-	-	2,894	3,265	-	-	-	273
0.9%	1	-	-	-	-	-	-	-
0.95%	297	-	1,835	3	-	152	-	790
1.05%	251	-	1,620	-	-	-	-	147
1.1%	2,769	-	24,784	25,062	-	742	-	1,223
1.15%	25,679	-	231,569	210,961	-	25,010	-	43,373
1.2%	684	-	2,113	2,099	-	15	-	361
1.25%	7,069	-	20,722	12,948	-	5,084	-	17,592
1.3%	7,864	818,037	2,558	660,787	53,459	107	325,466	98
1.35%	5,929	-	56,525	50,715	-	3,666	-	15,507
1.4%	5,283	178,399	22,111	226,617	11,648	2,503	125,491	2,989
1.45%	6,780	-	37,758	31,572	-	9,370	-	18,487
1.5%	9,317	-	34,998	28,424	-	6,148	-	6,894
1.55%	36,939	-	215,202	204,549	-	26,946	-	56,975
1.6%	2,277	-	6,773	6,058	-	1,678	-	3,150
1.65%	13,041	-	78,035	61,265	-	6,478	-	16,098
1.7%	6,388	-	31,168	29,660	-	4,732	-	4,780
1.75%	59,623	-	529,815	570,936	-	18,357	-	23,776
1.8%	20,433	-	60,962	54,999	-	7,288	-	25,364
1.85%	7,957	-	25,099	20,604	-	2,730	-	8,645
1.9%	1,466	-	9,951	5,701	-	1,845	-	6,350
1.95%	8,384	-	73,951	77,940	-	4,741	-	7,375
2%	12,310	-	163,722	167,743	-	3,441	-	24,952
2.05%	6,972	-	22,400	22,448	-	1,763	-	2,454
2.1%	3,837	-	33,965	35,436	-	1,945	-	5,362
2.15%	6,462	-	134,433	150,848	-	2,005	-	3,273
2.2%	3,065	-	33,344	33,778	-	938	-	2,167
2.25%	3,370	-	57,946	52,840	-	1,854	-	1,728
2.3%	3,094	-	8,403	6,942	-	563	-	3,581
2.35%	3,964	-	369,498	370,545	-	4,527	-	5,461
2.4%	956	-	37,493	40,153	-	614	-	394
2.45%	1,149	-	22,144	19,501	-	45	-	2,510
2.5%	8,229	-	6,776	6,006	-	2,001	-	968
2.55%	176	-	27,259	29,607	-	-	-	406
2.6%	570	-	17,964	15,675	-	117	-	165
2.65%	778	-	879	760	-	160	-	-
2.7%	273	-	6,778	6,934	-	-	-	245
2.75%	22	-	2,698	2,482	-	-	-	-
2.8%	44	-	1,340	832	-	-	-	10,185
2.85%	-	-	223	280	-	-	-	-
2.9%	-	-	2,209	2,268	-	-	-	21
2.95%	91	-	324	362	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	234	263	-	-	-	-
3.1%	-	-	403	463	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	32	36	-	-	-	-
3.25%	-	-	140	130	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$283,993	$998,275	$2,422,724	$3,253,535	$65,258	$147,566	$453,184	$324,119

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC2	GGTC3	GGTC6

0.45%	$-	$-	$3	$2	$-	$-	$-	$-
0.65%	-	1	-	-	-	-	-	-
0.75%	-	4	-	-	-	-	-	-
0.8%	5,617	-	134	110	5	-	208	-
0.85%	-	15	9	522	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	3,633	4,253	472	-	-	-	192
1.05%	-	1,910	4,151	778	-	-	-	352
1.1%	-	4,658	6,811	13,245	-	12	-	527
1.15%	-	105,134	87,511	85,618	-	2,227	-	17,570
1.2%	-	602	424	292	-	-	-	78
1.25%	-	29,874	22,722	5,274	-	1,734	-	2,724
1.3%	690,827	1,867	128,073	43,634	1,644	-	37,645	3
1.35%	-	45,782	26,677	17,503	-	-	-	4,990
1.4%	321,106	6,164	66,019	19,240	283	195	12,786	1,316
1.45%	-	32,696	45,076	26,001	-	196	-	4,424
1.5%	-	22,691	16,540	15,657	-	316	-	2,488
1.55%	-	74,368	85,754	75,262	-	802	-	21,929
1.6%	-	5,871	12,259	6,044	-	47	-	1,020
1.65%	-	31,343	37,591	18,974	-	404	-	22,341
1.7%	-	22,532	10,656	8,958	-	178	-	8,278
1.75%	-	63,878	113,364	117,029	-	181	-	11,785
1.8%	-	26,706	36,292	14,507	-	548	-	7,926
1.85%	-	8,075	14,487	14,580	-	288	-	2,111
1.9%	-	10,516	9,828	13,231	-	796	-	674
1.95%	-	11,696	21,935	16,308	-	555	-	6,449
2%	-	14,445	20,091	31,751	-	7	-	7,859
2.05%	-	5,665	10,118	12,288	-	56	-	353
2.1%	-	5,828	9,646	13,951	-	76	-	4,426
2.15%	-	7,603	10,256	11,952	-	360	-	2,784
2.2%	-	3,201	9,541	17,795	-	-	-	2,956
2.25%	-	1,683	14,527	11,102	-	-	-	412
2.3%	-	4,498	5,245	8,722	-	-	-	1,040
2.35%	-	7,515	52,489	32,479	-	-	-	1,172
2.4%	-	1,239	4,238	8,730	-	-	-	891
2.45%	-	418	5,766	6,745	-	329	-	1,097
2.5%	-	950	37,755	48,103	-	-	-	68
2.55%	-	959	1,166	2,945	-	-	-	432
2.6%	-	312	4,837	5,876	-	-	-	-
2.65%	-	16	-	2,035	-	-	-	72
2.7%	-	185	699	2,281	-	-	-	81
2.75%	-	14	697	1,931	-	-	-	488
2.8%	-	198	513	297	-	-	-	70
2.85%	-	290	1,423	559	-	-	-	-
2.9%	-	428	-	672	-	-	-	-
2.95%	-	100	145	133	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	1	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	1	-	-	-	-	-	-
3.3%	-	-	-	36	-	-	-	-

	$1,017,550	$565,565	$939,721	$733,624	$1,932	$9,307	$50,639	$141,378

	GVUG2	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF2	NVRE1	NVRE2

0.45%	$-	$-	$-	$-	$3	$1	$-	$-
0.65%	-	-	-	-	481	34	-	-
0.75%	-	-	-	-	1,882	474	-	79
0.8%	-	112	13	-	-	117	1,475	-
0.85%	-	-	-	-	4,399	849	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	134	-	-	-	-	281	-	2,131
1.05%	-	-	-	50	-	124	-	458
1.1%	363	-	-	383	28,062	17,037	-	1,501
1.15%	25,502	-	-	1,229	240,925	146,276	-	61,437
1.2%	589	-	-	-	2,275	1,581	-	159
1.25%	3,836	-	-	68	13,264	22,488	-	9,217
1.3%	-	24,135	601	105	14,029	46,836	201,369	333
1.35%	11,236	-	-	122	53,505	31,805	-	15,298
1.4%	1,133	8,365	690	77	26,013	24,462	91,275	3,329
1.45%	6,658	-	-	44	32,967	23,122	-	14,048
1.5%	8,964	-	-	113	31,342	52,963	-	10,884
1.55%	38,070	-	-	1,378	220,337	162,615	-	51,674
1.6%	3,205	-	-	39	5,946	10,980	-	2,377
1.65%	14,899	-	-	318	64,314	45,101	-	12,373
1.7%	3,581	-	-	20	31,882	36,977	-	4,353
1.75%	32,486	-	-	856	633,272	324,423	-	38,517
1.8%	17,600	-	-	41	58,606	52,487	-	21,421
1.85%	3,102	-	-	27	20,028	20,121	-	5,958
1.9%	4,063	-	-	59	5,270	10,077	-	1,915
1.95%	5,368	-	-	68	86,440	50,599	-	5,293
2%	6,448	-	-	114	189,373	89,200	-	6,979
2.05%	6,346	-	-	-	23,712	17,483	-	2,741
2.1%	3,053	-	-	-	40,226	33,230	-	6,883
2.15%	5,319	-	-	-	163,196	74,223	-	1,827
2.2%	4,449	-	-	131	36,971	24,814	-	4,659
2.25%	1,292	-	-	23	53,215	13,784	-	664
2.3%	450	-	-	-	8,936	13,340	-	2,119
2.35%	2,219	-	-	-	417,452	103,701	-	859
2.4%	1,863	-	-	-	43,525	17,250	-	1,249
2.45%	2,099	-	-	43	22,410	8,223	-	1,154
2.5%	2,707	-	-	-	1,197	13,135	-	75
2.55%	563	-	-	-	34,016	11,227	-	220
2.6%	321	-	-	-	17,523	3,916	-	-
2.65%	-	-	-	-	1,125	1,479	-	38
2.7%	242	-	-	-	7,785	2,194	-	36
2.75%	1	-	-	-	2,447	2,391	-	-
2.8%	177	-	-	-	986	1,220	-	150
2.85%	-	-	-	-	340	67	-	-
2.9%	28	-	-	-	2,581	888	-	-
2.95%	84	-	-	-	395	320	-	-
3%	-	-	-	-	-	113	-	-
3.05%	-	-	-	-	283	88	-	-
3.1%	-	-	-	-	517	281	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	41	22	-	-
3.25%	-	-	-	-	144	13	-	-
3.3%	-	-	-	-	-	-	-	-

	$218,450	$32,612	$1,304	$5,308	$2,643,638	$1,514,432	$294,119	$292,408

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	AMTB	PMVFAD	PMVLAD	AVBV2	AVCA2	AVCD2	ALVGIB	ALVSVB

0.45%	$-	$-	$2	$-	$-	$-	$-	$-
0.65%	678	-	189	-	-	-	-	-
0.75%	4,558	79	862	-	-	-	-	-
0.8%	241	41	16	5	104	111	-	36
0.85%	7,437	100	1,973	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	6,865	-	2,418	390	779	1,029	2,166	1,047
1.05%	1,071	-	434	85	1,421	142	1,697	1,703
1.1%	45,547	317	12,848	1,341	548	1,638	432	4,504
1.15%	374,157	11,508	94,519	24,687	11,552	24,378	12,079	21,068
1.2%	4,202	25	761	933	-	303	694	320
1.25%	34,060	759	7,783	8,448	2,984	7,947	13,155	5,907
1.3%	306,772	2,713	16,775	6,013	3,450	6,946	1,391	7,332
1.35%	74,423	1,077	20,897	5,288	1,179	6,846	64	3,980
1.4%	195,600	1,503	19,676	4,868	2,489	4,497	1,524	5,500
1.45%	79,974	735	15,304	7,321	2,844	8,543	11,607	6,418
1.5%	68,193	859	16,055	10,950	5,668	6,410	11,270	6,810
1.55%	375,464	5,715	96,983	32,984	14,126	28,195	19,560	32,542
1.6%	10,197	248	5,702	2,442	996	2,517	2,885	1,329
1.65%	139,733	704	28,759	14,777	3,977	10,673	8,930	13,539
1.7%	61,493	40	12,189	9,051	4,362	4,204	3,248	9,673
1.75%	805,165	2,551	238,263	22,838	13,976	36,933	8,202	26,460
1.8%	140,918	813	23,558	23,025	5,896	8,758	15,848	19,000
1.85%	48,133	60	8,950	7,478	4,857	4,605	1,369	4,255
1.9%	21,988	43	6,034	1,633	4,050	2,426	3,100	2,682
1.95%	104,076	720	36,282	5,341	3,012	11,963	2,341	8,033
2%	388,105	1,973	72,121	8,088	4,527	7,690	1,702	8,115
2.05%	50,648	141	9,616	8,364	5,052	7,452	2,338	1,766
2.1%	55,233	592	13,827	3,947	2,301	14,787	2,490	2,398
2.15%	189,465	2	55,658	7,391	4,317	14,474	1,655	5,903
2.2%	90,276	752	28,303	1,270	414	3,123	47	1,249
2.25%	155,299	-	23,129	4,804	3,153	2,422	754	1,417
2.3%	16,874	70	4,479	2,303	1,496	6,694	2,385	6,472
2.35%	916,232	-	162,942	4,265	5,069	10,448	20	5,546
2.4%	63,894	94	15,348	1,183	1,080	2,518	584	2,244
2.45%	45,921	36	12,913	940	808	3,655	-	525
2.5%	16,712	-	740	472	1,678	6,415	-	6,756
2.55%	61,204	-	12,254	140	287	2,323	83	420
2.6%	42,393	-	6,960	1,072	1,001	140	511	1,363
2.65%	2,209	-	749	88	-	3	-	3
2.7%	14,830	-	2,815	134	96	236	-	230
2.75%	10,583	-	1,166	3	-	2,198	-	488
2.8%	17,477	-	346	61	385	-	133	187
2.85%	1,075	-	111	-	13	486	-	3
2.9%	3,814	-	909	-	-	-	-	34
2.95%	453	-	138	115	651	337	-	-
3%	-	-	-	-	-	66	-	-
3.05%	629	-	100	-	-	-	-	-
3.1%	78	-	164	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	6	-	13	-	-	-	-	-
3.25%	388	-	62	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$5,054,743	$34,270	$1,092,095	$234,538	$120,598	$264,531	$134,264	$227,257

	CHSMM	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI2

0.45%	$-	$-	$-	$-	$-	$3	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	2,146	-	-	-	-	579	-	-
0.8%	-	1,342	847	278	-	1,428	662	-
0.85%	22,545	-	-	-	-	6,041	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	86,288	-	-	-	4,190	11,047	-	46
1.05%	97,624	-	-	-	3,140	6,615	-	-
1.1%	-	-	-	-	-	15,687	-	190
1.15%	-	-	-	-	13,131	224,106	-	2,901
1.2%	-	-	-	-	7	2,435	-	119
1.25%	-	-	-	-	4,874	53,404	-	1,166
1.3%	-	366,270	472,190	150,418	-	236,796	122,141	-
1.35%	2,834	-	-	-	277	43,648	-	-
1.4%	-	167,925	95,413	52,614	2,703	134,233	81,363	493
1.45%	3,022	-	-	-	5,283	74,231	-	958
1.5%	-	-	-	-	2,966	45,053	-	1,494
1.55%	1,556	-	-	-	17,938	267,605	-	983
1.6%	-	-	-	-	1,040	36,786	-	410
1.65%	-	-	-	-	3,845	93,479	-	574
1.7%	-	-	-	-	664	19,298	-	704
1.75%	-	-	-	-	2,011	225,618	-	135
1.8%	-	-	-	-	8,053	98,255	-	1,133
1.85%	89	-	-	-	2,596	38,416	-	313
1.9%	-	-	-	-	1,236	11,516	-	137
1.95%	-	-	-	-	4,240	44,972	-	122
2%	-	-	-	-	373	89,364	-	-
2.05%	-	-	-	-	1,370	25,493	-	932
2.1%	-	-	-	-	6,209	81,395	-	174
2.15%	-	-	-	-	158	31,272	-	188
2.2%	-	-	-	-	417	103,787	-	-
2.25%	-	-	-	-	33	23,413	-	-
2.3%	-	-	-	-	144	30,021	-	-
2.35%	-	-	-	-	95	47,586	-	-
2.4%	-	-	-	-	171	7,496	-	-
2.45%	-	-	-	-	-	11,640	-	-
2.5%	-	-	-	-	-	34,093	-	-
2.55%	-	-	-	-	119	7,085	-	-
2.6%	-	-	-	-	551	8,834	-	-
2.65%	-	-	-	-	-	141	-	-
2.7%	-	-	-	-	-	239	-	-
2.75%	-	-	-	-	-	148	-	-
2.8%	-	-	-	-	23	493	-	-
2.85%	-	-	-	-	-	467	-	-
2.9%	-	-	-	-	-	825	-	-
2.95%	-	-	-	-	-	301	-	-
3%	-	-	-	-	-	80	-	-
3.05%	-	-	-	-	-	260	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	52	-	-

	$216,104	$535,537	$568,450	$203,310	$87,857	$2,195,736	$204,166	$13,172

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	ACVI3	ACVI4	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV	ACVV2

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	428	-	-	-	384
0.8%	345	-	959	-	57	-	2,213	-
0.85%	-	-	-	276	-	-	-	2,234
0.9%	-	-	-	-	-	-	-	-
0.95%	-	559	-	140	-	330	-	3,366
1.05%	-	896	-	488	-	631	-	4,227
1.1%	-	872	-	5,802	-	527	-	13,992
1.15%	-	13,729	-	55,196	-	6,201	-	157,730
1.2%	-	240	-	207	-	727	-	916
1.25%	-	3,251	-	7,031	-	2,696	-	36,344
1.3%	93,074	218	38,305	409	11,552	10	538,908	1,153
1.35%	-	2,681	-	15,884	-	1,588	-	60,632
1.4%	22,960	1,489	18,601	6,605	4,034	1,379	214,373	22,692
1.45%	-	4,097	-	17,507	-	2,257	-	45,580
1.5%	-	1,000	-	10,026	-	2,680	-	28,408
1.55%	-	15,667	-	74,273	-	7,427	-	123,625
1.6%	-	1,424	-	3,972	-	1,607	-	12,430
1.65%	-	2,840	-	15,753	-	5,137	-	61,927
1.7%	-	744	-	8,084	-	5,164	-	22,946
1.75%	-	7,781	-	80,930	-	6,108	-	137,297
1.8%	-	6,432	-	22,811	-	5,259	-	66,200
1.85%	-	3,957	-	10,958	-	1,671	-	26,812
1.9%	-	927	-	5,375	-	1,053	-	15,604
1.95%	-	1,623	-	20,057	-	2,797	-	21,298
2%	-	2,840	-	15,965	-	2,731	-	29,893
2.05%	-	1,274	-	3,474	-	3,505	-	26,089
2.1%	-	552	-	17,648	-	2,659	-	15,603
2.15%	-	1,236	-	17,161	-	6,470	-	33,861
2.2%	-	471	-	37,765	-	418	-	8,368
2.25%	-	1,307	-	3,876	-	3,535	-	15,861
2.3%	-	84	-	5,276	-	880	-	13,282
2.35%	-	2,236	-	16,258	-	1,512	-	36,659
2.4%	-	270	-	3,179	-	816	-	10,909
2.45%	-	348	-	2,690	-	138	-	6,065
2.5%	-	-	-	17,885	-	1,625	-	15,184
2.55%	-	-	-	1,327	-	308	-	1,059
2.6%	-	-	-	1,469	-	172	-	2,622
2.65%	-	78	-	672	-	49	-	403
2.7%	-	16	-	3,076	-	208	-	3,408
2.75%	-	92	-	-	-	-	-	137
2.8%	-	151	-	346	-	247	-	5,676
2.85%	-	-	-	476	-	-	-	1,146
2.9%	-	-	-	69	-	32	-	1,739
2.95%	-	-	-	128	-	-	-	143
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	32	-	-	-	37

	$116,379	$81,382	$57,865	$510,984	$15,643	$80,554	$755,494	$1,093,941

	ACVVS1	ACVVS2	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS

0.45%	$-	$-	$1	$-	$3	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	25	-	115	-	-	388
0.8%	284	-	339	7,156	-	1,908	777	-
0.85%	-	-	69	-	1,409	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	289	2,384	-	15,720	-	-	3,240
1.05%	-	510	2,544	-	11,540	-	-	1,940
1.1%	-	1,289	2,943	-	7,298	-	-	2,145
1.15%	-	12,295	63,893	-	221,241	-	-	34,928
1.2%	-	25	612	-	8,542	-	-	25
1.25%	-	1,227	13,516	-	40,321	-	-	9,857
1.3%	21,374	232	101,409	2,053,318	1,250	414,162	230,282	660
1.35%	-	2,990	13,005	-	45,283	-	-	6,321
1.4%	6,284	1,497	36,283	1,026,343	37,109	114,708	88,340	4,639
1.45%	-	1,995	25,279	-	64,142	-	-	14,000
1.5%	-	3,532	13,660	-	44,701	-	-	12,252
1.55%	-	16,632	60,436	-	154,068	-	-	47,345
1.6%	-	1,026	4,883	-	19,176	-	-	1,825
1.65%	-	5,819	14,522	-	68,847	-	-	17,243
1.7%	-	2,792	3,329	-	12,360	-	-	6,382
1.75%	-	16,011	54,190	-	115,095	-	-	36,739
1.8%	-	6,075	34,258	-	53,178	-	-	13,400
1.85%	-	2,474	6,529	-	25,760	-	-	11,073
1.9%	-	780	4,860	-	15,744	-	-	4,128
1.95%	-	4,948	12,550	-	20,599	-	-	13,529
2%	-	3,768	13,204	-	58,349	-	-	8,715
2.05%	-	1,386	2,706	-	37,197	-	-	3,581
2.1%	-	867	7,960	-	14,736	-	-	4,940
2.15%	-	8,331	5,484	-	21,600	-	-	8,787
2.2%	-	1,178	5,145	-	8,865	-	-	1,690
2.25%	-	1,979	1,053	-	11,902	-	-	5,577
2.3%	-	492	4,026	-	9,086	-	-	6,986
2.35%	-	10,001	8,580	-	15,069	-	-	6,128
2.4%	-	2,675	1,212	-	13,558	-	-	1,471
2.45%	-	3,710	369	-	1,754	-	-	998
2.5%	-	314	3,454	-	9,865	-	-	8,100
2.55%	-	783	67	-	849	-	-	156
2.6%	-	2,943	2,422	-	3,500	-	-	4,552
2.65%	-	35	266	-	854	-	-	8
2.7%	-	179	23	-	2,059	-	-	426
2.75%	-	278	101	-	397	-	-	908
2.8%	-	814	74	-	14	-	-	707
2.85%	-	-	-	-	541	-	-	19
2.9%	-	-	24	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	66
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$27,942	$122,171	$527,689	$3,086,817	$1,193,696	$530,778	$319,399	$305,874

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	DVDLS	DGI	FCA2S	FALFS	FVMOS	FQB	FQBS	FC2

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	-	460	-	-	15	836	-	-
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	325	-	148	48	-	-	2,840	1,838
1.05%	94	-	116	-	46	-	1,500	3,356
1.1%	-	-	856	-	192	-	2,446	20,572
1.15%	6,417	-	3,678	1,438	9,360	-	92,260	461,903
1.2%	-	-	261	574	278	-	8,120	4,988
1.25%	815	-	2,305	1,195	587	-	39,640	123,650
1.3%	-	126,490	-	-	30,212	111,838	1,055	6,598
1.35%	59	-	-	-	2,901	-	32,573	195,365
1.4%	216	54,926	452	23	18,879	52,550	7,874	53,686
1.45%	566	-	1,717	720	6,270	-	36,660	156,137
1.5%	317	-	1,948	1,284	1,131	-	33,274	126,906
1.55%	2,657	-	4,491	3,531	17,755	-	103,505	423,707
1.6%	144	-	973	1,155	2,680	-	8,686	52,722
1.65%	864	-	1,208	987	5,876	-	50,655	195,308
1.7%	729	-	916	506	4,101	-	17,761	59,927
1.75%	383	-	846	143	7,848	-	104,079	391,707
1.8%	1,130	-	1,383	456	11,792	-	88,182	195,253
1.85%	358	-	978	180	1,390	-	13,109	92,347
1.9%	-	-	674	188	119	-	6,618	23,534
1.95%	511	-	148	383	714	-	16,374	85,587
2%	73	-	42	-	11,564	-	22,984	100,184
2.05%	390	-	1,712	181	375	-	14,041	68,638
2.1%	75	-	33	91	2,422	-	11,622	71,048
2.15%	-	-	136	396	78	-	27,981	100,385
2.2%	-	-	99	-	1,030	-	6,921	32,161
2.25%	868	-	355	322	23	-	11,186	43,115
2.3%	-	-	12	-	1,724	-	6,790	26,949
2.35%	-	-	33	-	2,285	-	16,840	76,023
2.4%	194	-	-	39	-	-	5,170	17,449
2.45%	-	-	11	-	12	-	5,237	9,310
2.5%	-	-	-	-	-	-	718	9,047
2.55%	-	-	9	-	-	-	97	6,509
2.6%	-	-	-	-	-	-	8,370	6,282
2.65%	-	-	-	-	1	-	-	1,431
2.7%	-	-	-	-	-	-	1,851	5,874
2.75%	-	-	-	4	-	-	351	1,521
2.8%	-	-	-	-	10	-	1,241	1,472
2.85%	-	-	-	-	-	-	-	68
2.9%	-	-	-	-	-	-	-	132
2.95%	-	-	-	-	-	-	51	108
3%	-	-	-	-	-	-	-	146
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$17,185	$181,876	$25,540	$13,844	$141,670	$165,224	$808,662	$3,252,943

	FEIP	FVSS2	FHIP	FAMP	FCP	FNRS2	FEI2	FF10S

0.45%	$-	$-	$-	$-	$-	$-	$1	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	579	-	-
0.8%	5,643	-	1,620	983	7,428	1,536	-	30
0.85%	-	-	-	-	-	3,051	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	1,568	224	-
1.05%	-	-	-	-	-	1,739	706	-
1.1%	-	175	-	-	-	3,532	13,162	-
1.15%	-	20,689	-	-	-	101,324	245,377	-
1.2%	-	5,264	-	-	-	963	3,631	-
1.25%	-	7,397	-	-	-	10,730	55,635	-
1.3%	3,292,188	34	514,769	1,747,201	3,101,397	178,151	4,691	47,110
1.35%	-	6,318	-	-	-	33,833	61,794	-
1.4%	1,433,121	2,630	301,833	418,087	1,367,896	56,167	16,403	17,845
1.45%	-	4,546	-	-	-	31,498	68,007	-
1.5%	-	6,889	-	-	-	21,558	51,138	-
1.55%	-	25,270	-	-	-	143,928	206,946	-
1.6%	-	3,187	-	-	-	6,824	22,777	-
1.65%	-	16,029	-	-	-	37,629	92,738	-
1.7%	-	1,622	-	-	-	14,961	22,391	-
1.75%	-	10,263	-	-	-	89,778	195,385	-
1.8%	-	9,379	-	-	-	49,728	107,020	-
1.85%	-	5,643	-	-	-	10,767	46,668	-
1.9%	-	1,810	-	-	-	4,260	16,230	-
1.95%	-	5,181	-	-	-	16,109	34,725	-
2%	-	3,963	-	-	-	32,558	61,816	-
2.05%	-	7,736	-	-	-	1,935	38,037	-
2.1%	-	4,141	-	-	-	100,154	26,802	-
2.15%	-	5,540	-	-	-	9,314	46,400	-
2.2%	-	1,104	-	-	-	39,020	26,362	-
2.25%	-	2,840	-	-	-	440	18,978	-
2.3%	-	595	-	-	-	7,130	13,178	-
2.35%	-	3,381	-	-	-	1,109	42,245	-
2.4%	-	462	-	-	-	1,945	6,161	-
2.45%	-	488	-	-	-	3,129	7,610	-
2.5%	-	165	-	-	-	393	11,953	-
2.55%	-	304	-	-	-	1,362	6,178	-
2.6%	-	3,083	-	-	-	-	1,563	-
2.65%	-	191	-	-	-	765	115	-
2.7%	-	-	-	-	-	92	1,330	-
2.75%	-	-	-	-	-	535	350	-
2.8%	-	140	-	-	-	23	2,061	-
2.85%	-	-	-	-	-	-	5	-
2.9%	-	-	-	-	-	-	408	-
2.95%	-	-	-	-	-	-	423	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	38	-

	$4,730,952	$166,459	$818,222	$2,166,271	$4,476,721	$1,020,117	$1,577,662	$64,985

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOP	FGP	FG2

0.45%	$3	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	-	142	-	603	-	428	6,088	-
0.85%	-	-	-	-	-	-	-	344
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	235
1.05%	-	-	-	-	-	-	-	1,372
1.1%	12,799	-	32,930	-	723	-	-	5,579
1.15%	60,600	-	152,977	-	13,218	-	-	86,923
1.2%	30	-	1,099	-	162	-	-	5,877
1.25%	1,369	-	10,377	-	1,272	-	-	20,236
1.3%	457	70,697	2,014	49,183	-	114,768	3,376,018	4,151
1.35%	10,756	-	23,779	-	15,121	-	-	15,285
1.4%	3,566	8,980	7,817	5,991	41	51,743	873,460	6,666
1.45%	37,055	-	54,490	-	4,217	-	-	26,384
1.5%	9,724	-	9,104	-	2,414	-	-	19,548
1.55%	73,856	-	185,369	-	31,431	-	-	79,676
1.6%	8,885	-	9,657	-	1,182	-	-	5,720
1.65%	18,323	-	31,440	-	6,492	-	-	37,164
1.7%	4,737	-	9,426	-	1,932	-	-	10,441
1.75%	130,914	-	374,394	-	70,394	-	-	79,690
1.8%	20,502	-	12,702	-	2,093	-	-	48,178
1.85%	13,732	-	5,107	-	1,161	-	-	13,218
1.9%	1,423	-	7,934	-	743	-	-	5,769
1.95%	18,209	-	66,667	-	12,130	-	-	18,030
2%	68,874	-	90,480	-	5,908	-	-	22,621
2.05%	1,776	-	7,943	-	8,952	-	-	23,300
2.1%	36,008	-	14,190	-	6,016	-	-	11,996
2.15%	134,472	-	103,715	-	36,351	-	-	19,374
2.2%	15,351	-	25,330	-	399	-	-	7,167
2.25%	11,231	-	2,947	-	9,708	-	-	6,025
2.3%	3,003	-	2,347	-	11,047	-	-	4,559
2.35%	173,344	-	65,113	-	24,318	-	-	9,036
2.4%	3,297	-	13,579	-	4,742	-	-	6,642
2.45%	9,960	-	2,214	-	3,042	-	-	5,436
2.5%	1,042	-	1,892	-	859	-	-	5,379
2.55%	9,950	-	5,474	-	7,192	-	-	3,821
2.6%	1,592	-	858	-	37	-	-	1,130
2.65%	-	-	-	-	-	-	-	576
2.7%	1,672	-	-	-	555	-	-	132
2.75%	-	-	23	-	-	-	-	215
2.8%	-	-	-	-	-	-	-	724
2.85%	-	-	78	-	-	-	-	489
2.9%	-	-	1,468	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	58
3%	-	-	-	-	-	-	-	121
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$898,512	$79,819	$1,334,934	$55,777	$283,852	$166,939	$4,255,566	$619,287

	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2

0.45%	$-	$-	$2	$-	$3	$-	$-	$-
0.65%	-	-	1,039	-	-	-	-	-
0.75%	-	-	5,112	-	274	-	-	-
0.8%	247	1,187	-	1,475	-	361	1,108	-
0.85%	-	-	10,104	-	3,383	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	1,484	-	1,100	-	-	-
1.05%	-	-	2,282	-	3,318	-	-	-
1.1%	-	-	72,963	-	22,110	-	-	919
1.15%	-	-	804,100	-	343,195	-	-	17,068
1.2%	-	-	5,827	-	2,891	-	-	-
1.25%	-	-	81,466	-	61,238	-	-	6,686
1.3%	185,039	220,478	10,050	176,904	7,079	699,368	351,453	1,135
1.35%	-	-	188,283	-	118,622	-	-	-
1.4%	98,121	104,162	77,390	50,397	26,609	176,820	76,691	1,902
1.45%	-	-	149,760	-	87,130	-	-	2,711
1.5%	-	-	125,787	-	81,061	-	-	3,907
1.55%	-	-	637,378	-	320,570	-	-	4,140
1.6%	-	-	30,161	-	33,364	-	-	537
1.65%	-	-	230,921	-	126,974	-	-	3,374
1.7%	-	-	96,535	-	50,329	-	-	3,193
1.75%	-	-	1,494,992	-	367,006	-	-	912
1.8%	-	-	215,819	-	146,275	-	-	4,378
1.85%	-	-	72,766	-	47,177	-	-	696
1.9%	-	-	34,716	-	31,412	-	-	362
1.95%	-	-	188,961	-	61,994	-	-	650
2%	-	-	528,542	-	95,908	-	-	270
2.05%	-	-	71,484	-	71,514	-	-	508
2.1%	-	-	110,890	-	50,367	-	-	327
2.15%	-	-	344,251	-	85,245	-	-	274
2.2%	-	-	110,669	-	28,785	-	-	-
2.25%	-	-	200,992	-	42,555	-	-	28
2.3%	-	-	32,818	-	29,391	-	-	147
2.35%	-	-	1,205,321	-	87,753	-	-	-
2.4%	-	-	107,275	-	23,426	-	-	-
2.45%	-	-	59,198	-	11,323	-	-	-
2.5%	-	-	33,615	-	26,354	-	-	-
2.55%	-	-	88,498	-	9,582	-	-	-
2.6%	-	-	56,804	-	7,086	-	-	-
2.65%	-	-	3,315	-	1,459	-	-	-
2.7%	-	-	22,060	-	2,652	-	-	-
2.75%	-	-	10,236	-	2,639	-	-	-
2.8%	-	-	2,847	-	8,097	-	-	-
2.85%	-	-	856	-	-	-	-	-
2.9%	-	-	8,460	-	1,253	-	-	-
2.95%	-	-	719	-	276	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	568	-	-	-	-	-
3.1%	-	-	566	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	45	-	-	-	-	-
3.25%	-	-	478	-	-	-	-	-
3.3%	-	-	-	-	38	-	-	-

	$283,407	$325,827	$7,538,405	$228,776	$2,528,817	$876,549	$429,252	$54,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	205	-	-	145
0.75%	26	-	-	-	950	-	-	823
0.8%	-	860	424	-	1,241	273	-	832
0.85%	46	-	-	-	2,121	-	-	2,408
0.9%	-	-	-	-	-	-	-	-
0.95%	439	-	255	1,666	3,052	232	296	1,870
1.05%	788	-	1,305	1,681	2,663	696	31	2,186
1.1%	7,347	-	15,457	5,769	20,444	3,005	832	32,603
1.15%	93,247	-	154,402	114,521	191,339	44,327	11,800	306,533
1.2%	959	-	2,146	4,581	9,715	219	548	3,443
1.25%	13,183	-	23,356	43,421	29,511	4,850	7,320	28,081
1.3%	1,821	60,942	142,197	2,455	63,802	49,623	150	35,396
1.35%	24,036	-	80,771	35,894	61,144	15,623	-	77,886
1.4%	6,346	16,028	90,461	11,542	39,567	20,161	2,683	35,988
1.45%	30,844	-	40,653	30,913	53,200	12,938	3,983	67,474
1.5%	25,840	-	46,924	43,942	41,009	14,612	5,500	71,902
1.55%	102,319	-	190,317	151,315	184,083	65,267	12,516	321,896
1.6%	5,639	-	20,529	14,267	11,734	5,596	6,990	19,796
1.65%	21,907	-	70,860	80,919	50,872	15,082	2,955	83,628
1.7%	26,692	-	21,411	15,566	24,720	10,919	2,371	47,471
1.75%	84,271	-	225,017	92,002	336,195	49,686	1,641	641,725
1.8%	54,040	-	84,245	66,289	70,902	27,214	7,475	93,397
1.85%	14,740	-	19,027	30,329	27,588	5,957	1,067	37,369
1.9%	10,854	-	2,647	13,547	8,117	2,408	1,650	17,464
1.95%	16,130	-	27,840	25,068	55,346	14,979	1,530	95,557
2%	37,068	-	58,241	42,006	105,855	11,812	761	173,724
2.05%	3,992	-	4,184	52,083	17,837	1,654	1,045	30,219
2.1%	11,648	-	19,310	33,267	30,701	23,884	1,612	48,196
2.15%	8,759	-	20,614	29,185	76,982	8,081	844	130,749
2.2%	6,549	-	5,934	27,127	26,461	2,153	-	39,120
2.25%	3,426	-	7,770	19,141	28,111	826	422	49,909
2.3%	7,125	-	5,791	18,177	10,580	4,270	-	23,950
2.35%	21,487	-	9,633	22,868	206,762	110	-	343,117
2.4%	1,985	-	2,326	3,529	18,621	1,070	-	36,727
2.45%	4,213	-	2,133	5,979	11,255	5,194	-	17,845
2.5%	8,943	-	811	6,859	9,504	399	-	33,629
2.55%	1,399	-	4,183	2,371	16,592	1,413	-	26,286
2.6%	2,198	-	1,045	4,536	9,883	-	-	20,574
2.65%	660	-	-	857	474	218	-	783
2.7%	1,062	-	121	1,487	4,303	19	-	7,608
2.75%	158	-	377	1,282	884	58	-	2,357
2.8%	10,422	-	176	604	543	492	-	1,698
2.85%	380	-	-	22	159	-	-	824
2.9%	-	-	-	131	1,084	-	-	1,800
2.95%	57	-	650	125	146	-	-	476
3%	-	-	-	63	-	-	-	-
3.05%	-	-	-	-	191	-	-	340
3.1%	-	-	-	-	176	-	-	317
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	14	-	-	25
3.25%	-	-	-	-	72	-	-	95
3.3%	-	-	-	-	-	-	-	27

	$673,045	$77,830	$1,403,543	$1,057,386	$1,866,710	$425,320	$76,022	$3,016,268

	FTVGI3	FTVFA2	AMTG	AMGP	AMINS	AMMCGS	AMTP	AMRS

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	273	-	1,113	407	21	-	1,655	53
0.85%	257	143	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	598	-	-	-	222	363	-	1
1.05%	1,429	81	-	-	102	936	-	-
1.1%	5,035	1,245	-	-	679	91	-	2,163
1.15%	142,100	6,090	-	-	7,483	7,696	-	8,755
1.2%	404	-	-	-	-	-	-	14
1.25%	20,711	966	-	-	1,310	3,667	-	1,691
1.3%	174,145	10,436	441,619	45,056	5,269	101	386,838	5,443
1.35%	49,781	5,337	-	-	2,284	-	-	5,540
1.4%	69,304	2,052	78,622	18,934	3,176	936	230,534	2,112
1.45%	67,681	925	-	-	2,377	4,801	-	2,437
1.5%	42,653	3,721	-	-	1,471	1,304	-	1,157
1.55%	112,676	22,967	-	-	11,886	6,653	-	11,976
1.6%	9,212	8,756	-	-	1,253	469	-	912
1.65%	71,222	1,833	-	-	2,214	3,434	-	3,730
1.7%	11,731	1,548	-	-	1,142	1,138	-	1,407
1.75%	99,113	19,816	-	-	14,852	1,526	-	11,704
1.8%	67,425	928	-	-	2,525	4,072	-	3,047
1.85%	13,473	1,711	-	-	1,262	851	-	1,265
1.9%	3,503	28	-	-	111	670	-	42
1.95%	12,526	671	-	-	2,723	422	-	3,900
2%	43,571	2,575	-	-	2,806	82	-	2,518
2.05%	4,380	13	-	-	326	677	-	1,335
2.1%	9,719	-	-	-	1,738	116	-	453
2.15%	14,442	246	-	-	1,261	176	-	4,483
2.2%	6,217	306	-	-	1,057	359	-	405
2.25%	3,428	-	-	-	190	41	-	877
2.3%	3,478	430	-	-	1,075	400	-	541
2.35%	1,205	163	-	-	1,666	-	-	3,186
2.4%	817	-	-	-	6	47	-	358
2.45%	1,925	-	-	-	13	141	-	281
2.5%	292	-	-	-	-	-	-	129
2.55%	1,196	216	-	-	68	-	-	100
2.6%	319	-	-	-	-	-	-	195
2.65%	1,192	1,155	-	-	-	-	-	-
2.7%	273	-	-	-	-	-	-	-
2.75%	1,129	-	-	-	-	-	-	-
2.8%	2,021	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	13
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$1,070,856	$94,358	$521,354	$64,397	$72,568	$41,169	$619,027	$82,223

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	AMFAS	AMSRS	OVMS	OVCAFS	OVGR	OVB	OVGS3	OVGS4

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	29
0.8%	54	64	978	-	1,232	1,056	953	-
0.85%	-	-	-	-	-	-	-	7
0.9%	-	-	-	-	-	-	-	-
0.95%	181	5,746	-	577	-	-	-	7,374
1.05%	175	3,597	-	407	-	-	-	4,662
1.1%	224	5,277	-	2,856	-	-	-	6,196
1.15%	4,000	51,373	-	86,009	-	-	-	177,723
1.2%	35	-	-	2,033	-	-	-	1,459
1.25%	2,231	6,384	-	25,775	-	-	-	36,795
1.3%	3,217	44,390	448,664	824	427,685	355,552	641,990	1,175
1.35%	1,427	12,089	-	15,615	-	-	-	76,969
1.4%	2,371	10,877	213,054	5,273	129,604	216,741	128,067	15,808
1.45%	3,128	10,651	-	30,715	-	-	-	54,095
1.5%	1,822	13,315	-	22,633	-	-	-	31,734
1.55%	7,720	32,792	-	79,380	-	-	-	123,214
1.6%	1,476	3,227	-	6,644	-	-	-	10,203
1.65%	4,404	19,243	-	38,750	-	-	-	64,120
1.7%	1,609	2,140	-	10,285	-	-	-	9,380
1.75%	7,597	66,715	-	58,124	-	-	-	79,692
1.8%	1,738	12,506	-	43,393	-	-	-	42,192
1.85%	1,003	6,945	-	11,119	-	-	-	12,755
1.9%	862	6,789	-	4,014	-	-	-	3,769
1.95%	2,697	4,274	-	12,416	-	-	-	15,051
2%	2,451	6,687	-	22,204	-	-	-	18,366
2.05%	1,889	7,225	-	15,096	-	-	-	4,492
2.1%	843	5,983	-	10,050	-	-	-	12,544
2.15%	1,368	4,733	-	18,486	-	-	-	5,819
2.2%	1,257	6,449	-	8,786	-	-	-	15,901
2.25%	236	1,886	-	8,681	-	-	-	1,866
2.3%	294	5,252	-	7,150	-	-	-	2,334
2.35%	1,512	5,043	-	12,779	-	-	-	1,907
2.4%	761	5,755	-	5,952	-	-	-	3,015
2.45%	22	193	-	1,547	-	-	-	129
2.5%	92	1,656	-	5,162	-	-	-	152
2.55%	41	385	-	1,563	-	-	-	-
2.6%	-	484	-	744	-	-	-	-
2.65%	-	218	-	32	-	-	-	3
2.7%	-	367	-	171	-	-	-	130
2.75%	-	235	-	-	-	-	-	-
2.8%	23	101	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	117	-	-	-	-
2.95%	-	41	-	83	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$58,760	$371,087	$662,696	$575,445	$558,521	$573,349	$771,010	$841,060

	OVGS	OVGSS	OVHI3	OVHI4	OVHI	OVHIS	OVGI	OVGIS

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	562
0.75%	-	-	-	-	-	-	-	2,468
0.8%	1,078	-	138	-	16	-	150	-
0.85%	-	-	-	-	-	-	-	5,627
0.9%	-	-	-	-	-	-	-	-
0.95%	-	6	-	155	-	504	-	970
1.05%	-	185	-	146	-	529	-	733
1.1%	-	1,528	-	757	-	217	-	43,745
1.15%	-	23,714	-	12,216	-	7,598	-	402,617
1.2%	-	949	-	-	-	238	-	4,256
1.25%	-	27,450	-	2,506	-	3,268	-	39,600
1.3%	1,036,145	2,425	3,440	-	442	-	135,179	5,506
1.35%	-	-	-	5,149	-	2,338	-	96,107
1.4%	575,111	2,561	653	558	171	1,663	32,343	43,340
1.45%	-	9,159	-	8,092	-	2,948	-	69,838
1.5%	-	6,710	-	2,143	-	1,345	-	72,485
1.55%	-	19,132	-	17,657	-	10,004	-	408,337
1.6%	-	750	-	560	-	419	-	15,093
1.65%	-	12,322	-	2,589	-	3,266	-	130,957
1.7%	-	1,960	-	1,100	-	858	-	65,353
1.75%	-	4,306	-	14,981	-	3,197	-	999,769
1.8%	-	17,318	-	13,863	-	7,262	-	138,562
1.85%	-	3,984	-	1,307	-	1,114	-	42,461
1.9%	-	2,266	-	1,372	-	592	-	13,912
1.95%	-	1,226	-	1,208	-	238	-	133,501
2%	-	860	-	5,664	-	1,665	-	308,007
2.05%	-	1,546	-	125	-	568	-	49,361
2.1%	-	2,334	-	1,048	-	1,283	-	69,203
2.15%	-	1,036	-	959	-	234	-	264,791
2.2%	-	-	-	1,514	-	910	-	62,825
2.25%	-	124	-	116	-	188	-	88,460
2.3%	-	210	-	275	-	24	-	14,425
2.35%	-	-	-	855	-	91	-	681,441
2.4%	-	-	-	196	-	-	-	68,759
2.45%	-	-	-	1,144	-	194	-	34,117
2.5%	-	-	-	-	-	-	-	11,956
2.55%	-	-	-	84	-	-	-	56,070
2.6%	-	-	-	-	-	-	-	32,278
2.65%	-	-	-	-	-	-	-	2,527
2.7%	-	-	-	19	-	34	-	14,144
2.75%	-	-	-	281	-	-	-	4,905
2.8%	-	-	-	2,786	-	-	-	1,801
2.85%	-	-	-	-	-	-	-	706
2.9%	-	-	-	-	-	-	-	3,772
2.95%	-	-	-	-	-	-	-	571
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	383
3.1%	-	-	-	-	-	-	-	626
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	50
3.25%	-	-	-	-	-	-	-	224
3.3%	-	-	-	-	-	-	-	-

	$1,612,334	$144,061	$4,231	$101,425	$629	$52,789	$167,672	$4,507,201

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	OVSC	OVSCS	OVAG	PVGIB	PVTIGB	PVTVB	VYDS	TRBCG2

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	97	-	-	-	-	-	96
0.75%	-	494	-	-	-	-	-	593
0.8%	181	-	338	-	-	-	-	381
0.85%	-	1,169	-	-	-	-	-	1,075
0.9%	-	-	-	-	-	-	-	-
0.95%	-	1,238	-	-	-	20	-	4,604
1.05%	-	2,029	-	79	-	-	-	623
1.1%	-	17,275	-	398	-	-	-	15,741
1.15%	-	164,528	-	7,772	1,650	3,144	298	151,515
1.2%	-	1,221	-	-	-	-	-	938
1.25%	-	18,040	-	1,716	732	2,827	3,313	10,773
1.3%	36,365	1,878	82,585	-	-	-	-	48,652
1.35%	-	50,265	-	1,257	-	350	974	35,244
1.4%	8,473	15,016	13,290	241	887	239	-	33,925
1.45%	-	36,857	-	1,507	572	1,188	-	23,851
1.5%	-	27,651	-	1,683	1,104	934	14	26,880
1.55%	-	179,703	-	8,506	1,288	2,962	40	167,953
1.6%	-	9,770	-	623	26	850	462	7,745
1.65%	-	62,448	-	8,362	385	3,789	238	40,273
1.7%	-	21,473	-	518	51	278	-	22,182
1.75%	-	329,115	-	3,538	529	2,243	36	302,800
1.8%	-	68,471	-	2,053	1,147	2,288	344	42,939
1.85%	-	16,319	-	1,386	379	436	82	21,137
1.9%	-	7,954	-	492	-	223	-	5,586
1.95%	-	50,868	-	773	-	237	379	39,661
2%	-	109,641	-	2,174	-	1,564	-	107,260
2.05%	-	13,278	-	2,997	460	1,798	-	14,099
2.1%	-	33,879	-	1,495	64	244	682	30,742
2.15%	-	82,735	-	2,104	-	65	-	85,305
2.2%	-	20,362	-	285	-	99	-	24,831
2.25%	-	25,700	-	1,836	-	1,037	-	28,497
2.3%	-	6,298	-	340	-	686	-	8,378
2.35%	-	212,767	-	609	-	532	-	184,072
2.4%	-	20,476	-	249	298	221	-	24,639
2.45%	-	11,911	-	181	-	586	-	10,231
2.5%	-	5,077	-	460	-	396	-	4,817
2.55%	-	17,461	-	-	-	-	-	15,303
2.6%	-	9,027	-	265	-	330	-	8,449
2.65%	-	712	-	-	-	-	-	593
2.7%	-	3,962	-	-	-	178	-	3,984
2.75%	-	1,251	-	-	-	-	-	1,591
2.8%	-	8,046	-	76	-	62	-	740
2.85%	-	178	-	-	-	-	-	192
2.9%	-	1,172	-	-	-	-	-	1,249
2.95%	-	144	-	-	-	-	-	237
3%	-	-	-	-	-	-	-	-
3.05%	-	115	-	-	-	-	-	117
3.1%	-	192	-	-	-	-	-	205
3.15%	-	-	-	-	-	-	-	-
3.2%	-	15	-	-	-	-	-	16
3.25%	-	70	-	-	-	-	-	63
3.3%	-	27	-	-	-	-	-	-

	$45,019	$1,668,375	$96,213	$53,975	$9,572	$29,806	$6,862	$1,560,777

	TREI2	TRLT2	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	176	353	24	52	832	874	1,626	2,291
0.85%	40	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	1,490	862	-	-	-	-	-	-
1.05%	2,050	1,044	-	-	-	-	-	-
1.1%	11,006	3,335	-	-	-	-	-	-
1.15%	120,883	56,910	-	-	-	-	-	-
1.2%	869	382	-	-	-	-	-	-
1.25%	11,856	3,697	-	-	-	-	-	-
1.3%	71,928	35,136	62,296	129,972	140,733	161,340	261,364	280,057
1.35%	42,565	12,821	-	-	-	-	-	-
1.4%	31,266	18,738	33,603	56,115	37,772	63,380	80,141	98,718
1.45%	39,136	18,558	-	-	-	-	-	-
1.5%	23,926	11,432	-	-	-	-	-	-
1.55%	143,171	29,155	-	-	-	-	-	-
1.6%	6,136	4,908	-	-	-	-	-	-
1.65%	34,958	11,871	-	-	-	-	-	-
1.7%	14,071	7,909	-	-	-	-	-	-
1.75%	201,851	66,182	-	-	-	-	-	-
1.8%	35,603	13,758	-	-	-	-	-	-
1.85%	18,736	8,161	-	-	-	-	-	-
1.9%	8,495	1,464	-	-	-	-	-	-
1.95%	20,322	5,316	-	-	-	-	-	-
2%	31,367	13,776	-	-	-	-	-	-
2.05%	7,011	9,686	-	-	-	-	-	-
2.1%	20,943	10,817	-	-	-	-	-	-
2.15%	32,294	10,635	-	-	-	-	-	-
2.2%	17,560	10,911	-	-	-	-	-	-
2.25%	15,416	11,497	-	-	-	-	-	-
2.3%	8,445	892	-	-	-	-	-	-
2.35%	32,095	21,945	-	-	-	-	-	-
2.4%	3,778	2,995	-	-	-	-	-	-
2.45%	2,929	1,584	-	-	-	-	-	-
2.5%	16,750	1,163	-	-	-	-	-	-
2.55%	1,818	641	-	-	-	-	-	-
2.6%	4,775	5,687	-	-	-	-	-	-
2.65%	536	53	-	-	-	-	-	-
2.7%	1,058	172	-	-	-	-	-	-
2.75%	64	1,421	-	-	-	-	-	-
2.8%	4,938	308	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	57	615	-	-	-	-	-	-
2.95%	207	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	38	-	-	-	-	-	-	-

	$1,042,613	$416,790	$95,923	$186,139	$179,337	$225,594	$343,131	$381,066

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	WRASP	SVDF	WFVLCG	WFVMM	SVOF	WFVSCG	WFVSMV	WFVTRB

0.45%	$2	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	31	-	-	-	-	79	-	-
0.8%	28	145	-	-	1,451	7	-	-
0.85%	-	-	-	-	-	689	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	1	-	-	-	-	72	-	-
1.05%	135	-	-	-	-	-	-	-
1.1%	780	-	-	-	-	606	88	-
1.15%	12,585	-	-	70	-	4,813	-	286
1.2%	-	-	-	-	-	-	-	-
1.25%	2,608	-	-	-	-	150	-	754
1.3%	18,279	191,648	-	-	928,937	8,411	-	-
1.35%	5,336	-	-	-	-	647	-	-
1.4%	6,500	68,233	-	1,032	292,273	5,116	-	-
1.45%	12,162	-	-	-	-	2,596	-	-
1.5%	13,613	-	-	-	-	939	-	-
1.55%	14,035	-	-	-	-	3,799	-	-
1.6%	1,443	-	-	-	-	802	-	-
1.65%	5,226	-	-	-	-	1,233	-	-
1.7%	4,072	-	-	-	-	93	-	-
1.75%	16,861	-	71	-	-	6,750	-	-
1.8%	11,728	-	-	-	-	1,520	-	-
1.85%	254	-	-	-	-	356	-	-
1.9%	193	-	185	-	-	63	-	-
1.95%	2,875	-	-	-	-	1,404	-	-
2%	6,986	-	175	-	-	1,252	-	-
2.05%	494	-	-	-	-	911	-	-
2.1%	5,111	-	454	-	-	323	-	-
2.15%	1,596	-	-	-	-	131	-	-
2.2%	7,814	-	954	-	-	170	-	-
2.25%	807	-	-	-	-	16	-	-
2.3%	2,079	-	-	-	-	1,818	-	-
2.35%	226	-	-	-	-	862	-	-
2.4%	243	-	-	-	-	11	-	-
2.45%	226	-	-	-	-	115	-	-
2.5%	-	-	-	-	-	59	-	-
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	6	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.8%	17	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$154,352	$260,026	$1,839	$1,102	$1,222,661	$45,813	$88	$1,040

	WIEP	WVCP	BF	VFLG2	VFLV2	MBVAG2	MBVCG2	SGRF

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	127	41	20	-	-	-	-	51
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.1%	-	-	-	-	-	-	-	-
1.15%	-	-	-	1,067	1,084	96	157	-
1.2%	-	-	-	-	-	-	-	-
1.25%	-	-	-	680	950	-	-	-
1.3%	71,130	12,360	6,921	-	-	-	-	15,365
1.35%	-	-	-	11	166	253	35	-
1.4%	67,997	5,762	1,741	26	21	-	-	4,030
1.45%	-	-	-	126	120	-	-	-
1.5%	-	-	-	190	108	-	-	-
1.55%	-	-	-	4	3	-	531	-
1.6%	-	-	-	-	142	-	-	-
1.65%	-	-	-	225	162	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	56	660	142	15	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	7	119	-	-
1.9%	-	-	-	168	-	-	164	-
1.95%	-	-	-	20	104	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	60	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	17	-	-	-
2.25%	-	-	-	-	14	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	43	43	-	-	-
2.4%	-	-	-	-	36	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.8%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$139,254	$18,163	$8,682	$2,676	$3,637	$610	$902	$19,446

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	SGRF2	JPMCVP	PISVP1

0.45%	$-	$-	$-
0.65%	-	-	-
0.75%	-	-	-
0.8%	-	8	-
0.85%	-	-	-
0.9%	-	-	-
0.95%	600	-	837
1.05%	350	-	809
1.1%	1,162	-	-
1.15%	12,455	-	-
1.2%	97	-	-
1.25%	2,761	-	-
1.3%	-	15,663	-
1.35%	4,330	-	-
1.4%	750	6,278	-
1.45%	2,254	-	-
1.5%	2,662	-	-
1.55%	11,090	-	-
1.6%	525	-	-
1.65%	6,655	-	-
1.7%	2,079	-	-
1.75%	16,923	-	-
1.8%	3,066	-	-
1.85%	2,081	-	-
1.9%	1,025	-	-
1.95%	2,697	-	-
2%	3,100	-	-
2.05%	1,023	-	-
2.1%	1,806	-	-
2.15%	2,464	-	-
2.2%	1,169	-	-
2.25%	1,924	-	-
2.3%	1,157	-	-
2.35%	2,017	-	-
2.4%	806	-	-
2.45%	647	-	-
2.5%	801	-	-
2.55%	149	-	-
2.6%	98	-	-
2.65%	54	-	-
2.7%	75	-	-
2.75%	143	-	-
2.8%	29	-	-
2.85%	-	-	-
2.9%	47	-	-
2.95%	-	-	-
3%	-	-	-
3.05%	-	-	-
3.1%	-	-	-
3.15%	-	-	-
3.2%	-	-	-
3.25%	-	-	-
3.3%	-	-	-

	$91,071	$21,949	$1,646

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $948,657,740 and $311,309,289, respectively, and total transfers from the Account to the fixed account were $269,451,440 and $314,743,184, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $8,137,915 and $15,745,223 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $67,645,662 and $36,092,569 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $2,275,248 and $3,684,202 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$21,471,659,903	0	$21,471,659,903
Net Accounts Payable of $379,603 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Balanced Portfolio - Class S Shares (ALBS)	$27,179	$37,461
MidCap Growth Portfolio - Class S Shares (ALMCS)	50,700	73,298
Growth Fund - Class 1 (AFGF)	87,997	2,163,998
High-Income Bond Fund - Class 1 (AFHY)	1,783,362	1,743,327
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	130,512	284,092
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	27,241,774	112,237
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)	1,695,637	12,797
U.S. Equity Flex I Portfolio (WSCP)	453,217	5,221,026
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	5,514,916	826,517
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	2,553,690	1,486,052
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	26,027,837	10,247,700
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	1,845,108	1,108,823
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	-	235,581
Janus Aspen Series - INTECH Risk - Managed Core Portfolio - Service Shares (JARLCS)	401,916	6,125,155
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	32,189,143	45,117,539
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	370,478	1,074,967
Investors Growth Stock Series - Service Class (MIGSC)	318,590	2,663,853
Value Series - Service Class (MVFSC)	216,928,338	26,879,168
Core Plus Fixed Income Portfolio - Class I (MSVFI)	879,920	2,120,335
Core Plus Fixed Income Portfolio - Class II (MSVF2)	15,542,035	238,291,422
Emerging Markets Debt Portfolio - Class I (MSEM)	350,088	1,114,574
Emerging Markets Debt Portfolio - Class II (MSEMB)	101,811	394,528
U.S. Real Estate Portfolio - Class I (MSVRE)	4,505,597	131,712,391
U.S. Real Estate Portfolio - Class II (MSVREB)	3,567,626	104,829,383
Managed Allocation Fund - Moderate Growth II (VFMG2)	194,597	2,416,970
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	1,921,567	127,007
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	72,725	3,354
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	4,207,269	86,853
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	478,757,985	6,714,490
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

American Funds NVIT Bond Fund - Class II (GVABD2)	196,133,350	30,476,261
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	26,462,081	9,301,151
American Funds NVIT Growth Fund - Class II (GVAGR2)	39,538,398	33,772,715
American Funds NVIT Growth - Income Fund - Class II (GVAGI2)	193,769,335	38,243,455
Federated NVIT High Income Bond Fund - Class I (HIBF)	883,943	2,692,236
Federated NVIT High Income Bond Fund - Class III (HIBF3)	42,996,095	23,191,710
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	14,921	152,013
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)	22,289	716,543
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	3,803,338	12,488,282
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)	13,385,575	24,601,198
Gartmore NVIT Global Utilities Fund - Class II (GVGU2)	13,389	100,568
Gartmore NVIT Global Utilities Fund - Class III (GVGU)	462,841	3,961,535
Gartmore NVIT International Equity Fund - Class I (GIG)	717	11,986
Gartmore NVIT International Equity Fund - Class III (GIG3)	20,588,498	9,346,355
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	12,667,103	2,602,729
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	176,666	1,766,530
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)	554,318	41,913
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	101,422,422	9,555,308
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	9,319,113	1,019,071
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	377,047	1,093,320
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	39,348,050	121,416,175
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	4,992,615	1,245,789
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	227,738,847	-
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	368,946,092	7,796,211
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	158,009,241	22,933,901
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	338,322,793	3,756,267
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	59,299,165	15,750,756
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	124,205,656	2,406,116
NVIT Core Bond Fund - Class I (NVCBD1)	3,329,612	778,312
NVIT Core Bond Fund - Class II (NVCBD2)	207,593,786	6,377,399
NVIT Core Plus Bond Fund - Class II (NVLCP2)	12,629,477	1,450,195
NVIT Fund - Class I (TRF)	2,204,042	42,051,699
NVIT Fund - Class II (TRF2)	43,692,924	190,496,946
NVIT Global Financial Services Fund - Class II (GVGF2)	5,557	202,077
NVIT Global Financial Services Fund - Class III (GVGFS)	828,041	2,320,165
NVIT Government Bond Fund - Class I (GBF)	102,389,387	193,830,516
NVIT Growth Fund - Class I (CAF)	637,153	5,757,065
NVIT Health Sciences Fund - Class II (GVGH2)	9,251	363,938
NVIT Health Sciences Fund - Class III (GVGHS)	1,248,999	2,873,781
NVIT Health Sciences Fund - Class VI (GVGH6)	4,974,580	11,188,503
NVIT International Index Fund - Class VIII (GVIX8)	5,105,940	3,126,233
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	26,194,057	79,515,968
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	57,159,279	284,170
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	110,377,865	238,560
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	93,631,922	22,349,423
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	193,429,827	47,100,922
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	106,428,362	125,896,451
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	90,066,915	31,178,663
NVIT Leaders Fund - Class III (GVUSL)	233,654	2,087,564
NVIT Mid Cap Index Fund - Class I (MCIF)	12,514,356	15,666,531
NVIT Money Market Fund - Class I (SAM)	167,202,107	356,514,536
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	44,049,770	4,178,716
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	30,908,969	47,913,327
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	17,307	476,427
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	646,866	7,072,563
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	9,074,945	215,291,346
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	3,330,392	289,092
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	140,163,991	8,368,642
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	34,287,100	3,479,865
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	188,960,239	14,145,299
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	69,321,024	27,669,545
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	194,449,153	111,923,272
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	560,944	1,511,482
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	1,572,324	2,992,319
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	821,383	15,120,188
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	7,217,945	6,528,711
NVIT Multi-Manager Small Company Fund - Class I (SCF)	812,421	24,859,561
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	3,933,168	75,167,707
NVIT Multi-Sector Bond Fund - Class I (MSBF)	28,530,698	13,520,742
NVIT Short Term Bond Fund - Class II (NVSTB2)	67,812,111	8,178,249
NVIT Technology & Communications Fund - Class I (GGTC)	-	33,764
NVIT Technology & Communications Fund - Class II (GGTC2)	203	192,747
NVIT Technology & Communications Fund - Class III (GGTC3)	2,928,863	2,604,832
NVIT Technology & Communications Fund - Class VI (GGTC6)	8,936,837	5,008,331
NVIT U.S. Growth Leaders Fund - Class II (GVUG2)	2,313,910	6,771,213
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)	220,293	2,076,356
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	607,318	28,615
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)	1,540,129	10,284
Templeton NVIT International Value Fund - Class III (NVTIV3)	276,548,540	16,487,470
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)	26,758,321	87,558,706
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	59,521,390	8,181,371
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)	46,023,110	4,814,980
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	60,472,294	195,027,247
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	11,239,927	3,928,409
Low Duration Portfolio - Advisor Class (PMVLAD)	157,223,712	1,888,980
V.I. Basic Value Fund - Series II (AVBV2)	5,197,348	54,104,447
V.I. Capital Appreciation Fund - Series II (AVCA2)	380,583	2,265,545
V.I. Capital Development Fund - Series II (AVCD2)	3,302,544	4,921,525
VPS Growth and Income Portfolio - Class B (ALVGIB)	445,621	3,384,502
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	10,673,594	9,504,551
Money Market Portfolio(TM) (CHSMM)	5,624,708	14,273,632
VP Balanced Fund - Class I (ACVB)	2,631,236	11,264,360
VP Capital Appreciation Fund - Class I (ACVCA)	1,007,453	80,414,705
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

VP Income & Growth Fund - Class I (ACVIG)	1,143,862	4,765,828
VP Income & Growth Fund - Class II (ACVIG2)	416,775	1,830,936
VP Inflation Protection Fund - Class II (ACVIP2)	39,498,065	19,891,943
VP International Fund - Class I (ACVI)	643,190	30,970,641
VP International Fund - Class II (ACVI2)	62,553	2,005,635
VP International Fund - Class III (ACVI3)	608,136	20,449,702
VP International Fund - Class IV (ACVI4)	898,274	16,952,540
VP Mid Cap Value Fund - Class I (ACVMV1)	2,151,611	3,024,541
VP Mid Cap Value Fund - Class II (ACVMV2)	12,702,465	14,335,556
VP Ultra(R) Fund - Class I (ACVU1)	245,228	3,341,764
VP Ultra(R) Fund - Class II (ACVU2)	355,923	13,415,914
VP Value Fund - Class I (ACVV)	3,749,878	24,932,444
VP Value Fund - Class II (ACVV2)	8,954,439	24,312,545
VP Vista(SM) Fund - Class I (ACVVS1)	274,044	7,311,762
VP Vista(SM) Fund - Class II (ACVVS2)	1,655,731	24,586,821
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	12,495,367	13,772,890
Stock Index Fund, Inc. - Initial Shares (DSIF)	20,870,934	45,165,677
Stock Index Fund, Inc. - Service Shares (DSIFS)	16,809,629	13,676,754
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	626,132	8,955,913
Appreciation Portfolio - Initial Shares (DCAP)	3,670,042	6,102,630
Appreciation Portfolio - Service Shares (DCAPS)	6,757,040	5,391,672
Developing Leaders Portfolio - Service Shares (DVDLS)	121,999	556,212
Growth and Income Portfolio - Initial Shares (DGI)	344,989	3,302,709
Capital Appreciation Fund II - Service Shares (FCA2S)	167,460	693,838
Clover Value Fund II - Service Shares (FALFS)	148,267	579,921
Market Opportunity Fund II - Service Shares (FVMOS)	7,218,026	8,921,426
Quality Bond Fund II - Primary Shares (FQB)	3,595,513	4,060,892
Quality Bond Fund II - Service Shares (FQBS)	8,586,233	10,086,643
Contrafund Portfolio - Service Class 2 (FC2)	3,998,865	59,507,123
Equity-Income Portfolio - Initial Class (FEIP)	7,999,171	115,171,212
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	1,361,459	5,105,611
High Income Portfolio - Initial Class (FHIP)	4,664,584	18,234,702
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	4,222,343	39,592,717
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	5,243,013	83,972,272
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	12,373,475	21,613,686
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	11,831,395	21,270,051
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	1,358,162	2,023,663
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	14,256,034	4,084,222
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,169,005	2,393,556
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	38,959,787	2,447,866
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,465,205	876,697
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	2,905,927	2,059,482
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	559,899	2,358,464
VIP Fund - Growth Portfolio - Initial Class (FGP)	1,675,580	88,215,017
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	5,261,242	9,777,131
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	15,493,131	12,506,381
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	13,487,016	4,874,720
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	152,350,158	68,799,555
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	6,541,878	5,659,276
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	20,785,787	26,726,833
VIP Fund - Overseas Portfolio - Initial Class (FOP)	1,602,548	12,662,009
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	1,287,932	9,623,212
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)	78,358	1,257,031
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	12,317,310	7,952,532
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	2,434,077	5,955,144
Franklin Income Securities Fund - Class 2 (FTVIS2)	18,195,558	15,505,871
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	1,381,031	13,103,391
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	118,050,798	47,393,973
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	7,879,432	10,825,909
Templeton Foreign Securities Fund - Class 2 (TIF2)	407,879	1,148,757
Templeton Foreign Securities Fund - Class 3 (TIF3)	42,929,803	376,185,552
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	24,374,364	19,056,704
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	8,020,726	1,240,492
Growth Portfolio - I Class Shares (AMTG)	202,145	59,879,745
Guardian Portfolio - I Class Shares (AMGP)	307,608	10,559,413
International Portfolio - S Class Shares (AMINS)	436,309	14,042,261
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	263,838	7,061,957
Partners Portfolio- I Class Shares (AMTP)	3,339,514	139,570,174
Regency Portfolio - S Class Shares (AMRS)	2,667,673	18,284,431
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	824,133	2,002,344
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,024,747	7,523,119
Balanced Fund/VA - Non-Service Shares (OVMS)	159,990	20,234,662
Capital Appreciation Fund/VA - Service Class (OVCAFS)	1,924,048	9,611,152
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	621,683	9,484,419
Core Bond Fund/VA - Non-Service Shares (OVB)	717,333	17,359,032
Global Securities Fund/VA - Class 3 (OVGS3)	3,341,915	12,435,984
Global Securities Fund/VA - Class 4 (OVGS4)	4,208,286	10,936,308
Global Securities Fund/VA - Non-Service Shares (OVGS)	5,454,361	19,497,852
Global Securities Fund/VA - Service Class (OVGSS)	413,802	1,869,520
High Income Fund/VA - Class 3 (OVHI3)	556,602	898,900
High Income Fund/VA - Class 4 (OVHI4)	5,887,708	11,315,967
High Income Fund/VA - Non-Service Shares (OVHI)	-	81,745
High Income Fund/VA - Service Class (OVHIS)	10,299	4,089,346
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	947,271	3,547,717
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

Main Street Fund(R)/VA - Service Class (OVGIS)	49,190,334	121,648,635
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	2,846,996	3,397,961
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)	59,026,317	213,592,040
MidCap Fund/VA - Non-Service Shares (OVAG)	554,199	1,785,080
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	175,082	1,418,643
Putnam VT International Equity Fund - IB Shares (PVTIGB)	-	261,732
Putnam VT Voyager Fund - IB Shares (PVTVB)	1,293,539	468,115
Diversified Stock Fund Class A Shares (VYDS)	174,762	522,706
Blue Chip Growth Portfolio - II (TRBCG2)	7,087,772	208,935,088
Equity Income Portfolio - II (TREI2)	11,960,702	18,854,876
Limited-Term Bond Portfolio - II (TRLT2)	10,051,375	57,094,698
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)	1,171,126	2,676,066
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)	559,281	3,173,507
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)	6,127,510	10,040,987
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	1,249,759	4,777,982
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	5,174,845	8,587,653
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	229,392	2,835,898
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	35,579,059	1,959,180
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	1,172,852	33,912,474
Advantage Funds Variable Trust - VT Large Company Growth Fund (WFVLCG)	332	6,698
Advantage Funds Variable Trust - VT Money Market Fund (WFVMM)	139,562	201,179
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	4,666,621	263,150,710
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	9,375,523	308,994
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)	630	2,230
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)	237,061	984
International Equity Flex I Portfolio (obsolete) (WIEP)	75,445	17,929,507
International Equity Flex II Portfolio (obsolete) (WVCP)	36,565	1,820,098
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)	204,225	3,473,678
Large Cap Growth Fund II (obsolete) (VFLG2)	7,593	954,331
Large Cap Value Fund II (obsolete) (VFLV2)	45,398	1,502,186
Managed Allocation Fund - Aggressive Growth II (obsolete) (MBVAG2)	83	306,327
Managed Allocation Fund - Conservative Growth II (obsolete) (MBVCG2)	38,880	281,847
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	204,602	8,697,689
NVIT Mid Cap Growth Fund - Class II (obsolete) (SGRF2)	718,498	30,649,318
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)	144,852	9,312,085
Variable Contracts Trust - Small Cap Value VCT Portfolio - Class I Shares (obsolete) (PISVP1)	5,704	1,459,277

Total	$6,528,661,767	$6,087,611,304

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Balanced Portfolio - Class S Shares (ALBS)
2009	0.95%	to	1.05%	18,711	$11.82	to	11.74	$220,306	2.91%	27.28%	to	27.15%
2008	0.95%	to	1.45%	18,716	9.29	to	9.04	173,104	0.00%	-32.55%	to	-32.89%
2007	0.95%	to	1.45%	23,143	13.77	to	13.47	317,270	0.00%	13.39%	to	12.82%
2006	0.95%	to	1.45%	19,445	12.14	to	11.94	235,534	0.81%	3.47%	to	2.95%
2005	0.95%	to	1.45%	37,454	11.73	to	11.6	439,160	1.78%	7.13%	to	6.59%
MidCap Growth Portfolio - Class S Shares (ALMCS)
2009	0.95%	to	1.45%	38,321	11.39	to	11.03	432,673	0.00%	49.88%	to	49.12%
2008	0.95%	to	1.45%	35,463	7.6	to	7.4	267,952	0.00%	-58.87%	to	-59.08%
2007	0.95%	to	1.80%	52,160	18.48	to	17.8	958,371	0.00%	30.02%	to	28.9%
2006	0.95%	to	1.80%	42,969	14.21	to	13.81	608,077	0.00%	8.84%	to	7.91%
2005	0.95%	to	1.80%	31,739	13.06	to	12.8	413,029	0.00%	8.5%	to	7.57%
Growth Fund - Class 1 (AFGF)
2009	1.30%			156,482	65.75			10,287,967	0.86%	37.93%
2008	1.30%			185,887	47.67			8,860,655	1.05%	-44.56%
2007	1.30%			204,499	85.98			17,582,665	0.98%	11.17%
2006	1.30%			243,531	77.34			18,835,011	0.92%	9.05%
2005	1.30%			304,890	70.93			21,624,645	0.86%	14.99%
High-Income Bond Fund - Class 1 (AFHY)
2009	1.30%			41,033	42.12			1,728,444	7.90%	37.64%
2008	1.30%			42,363	30.6			1,296,441	5.45%	-24.74%
2007	1.30%			35,586	40.66			1,446,977	10.75%	0.29%
2006	1.30%			35,506	40.54			1,439,550	4.68%	9.45%
2005	1.30%			51,290	37.04			1,899,949	5.71%	1.13%
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2009	1.30%			42,499	31.88			1,354,789	2.60%	1.45%
2008	1.30%			48,345	31.42			1,519,125	3.08%	6.44%
2007	1.30%			49,215	29.52			1,452,853	7.14%	5.43%
2006	1.30%			62,699	28			1,755,517	3.68%	2.6%
2005	1.30%			88,729	27.29			2,421,277	3.90%	1.37%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2009	0.75%	to	2.65%	2,338,768	12.12	to	11.96	28,183,661	2.59%	21.17%	to	19.62%	*
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
2009	0.80%	to	1.40%	161,230	10.1	to	10.1	1,628,659	0.00%	1.04%	to	1.01%	*
U.S. Equity Flex I Portfolio (WSCP)
2009	0.80%	to	1.40%	2,532,513	13.36	to	13.66	34,947,501	1.16%	23.67%	to	22.92%
2008	0.80%	to	1.40%	2,973,366	10.8	to	11.11	33,357,355	0.08%	-35.12%	to	-35.52%
2007	0.80%	to	1.40%	3,619,869	16.65	to	17.24	62,919,860	0.00%	-1.63%	to	-2.23%
2006	0.80%	to	1.40%	4,550,318	16.92	to	17.63	80,816,137	0.00%	3.93%	to	3.3%
2005	0.80%	to	1.40%	5,728,799	16.28	to	17.07	98,399,267	0.00%	-3.46%	to	-4.04%
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2009	0.80%	to	1.40%	515,602	12.14	to	11.73	6,074,214	0.00%	25.68%	to	24.92%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2009	0.95%	to	2.45%	876,368	15.02	to	14.75	13,598,156	2.79%	24.39%	to	22.51%
2008	0.95%	to	2.55%	848,549	12.08	to	11.96	10,629,343	2.43%	-16.86%	to	-18.2%
2007	0.95%	to	2.55%	908,896	14.53	to	14.63	13,784,481	2.33%	9.23%	to	7.46%
2006	0.95%	to	2.55%	946,961	13.3	to	13.61	13,298,761	2.03%	9.37%	to	7.61%
2005	0.95%	to	2.55%	889,457	12.16	to	12.65	11,543,065	1.93%	6.64%	to	4.92%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	0.40%	to	2.95%	7,958,375	$8.39	to	15.52	$108,881,608	0.01%	45.43%	to	41.71%
2008	0.80%	to	2.85%	6,759,021	6.45	to	11.01	62,774,776	0.01%	-44.76%	to	-45.9%
2007	0.80%	to	2.85%	4,763,489	11.67	to	20.36	70,732,848	0.18%	35.54%	to	32.72%
2006	0.80%	to	2.80%	3,715,916	8.61	to	15.37	36,031,995	0.13%	8.25%	to	6.07%
2005	0.80%	to	2.80%	4,486,139	7.95	to	14.49	39,249,662	0.01%	11.66%	to	9.41%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2009	0.80%	to	1.40%	417,666	12.87	to	12.29	5,164,464	0.00%	55.84%	to	54.9%
2008	0.80%	to	1.40%	342,194	8.26	to	7.93	2,732,234	0.09%	-44.35%	to	-44.68%
2007	0.80%	to	1.40%	394,297	14.84	to	14.34	5,684,417	0.33%	20.78%	to	20.04%
2006	0.80%	to	1.40%	411,359	12.29	to	11.94	4,935,597	0.00%	7.08%	to	6.43%
2005	0.80%	to	1.40%	465,574	11.48	to	11.22	5,242,415	0.00%	10.44%	to	9.77%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2009	0.80%	to	1.40%	566,071	4.4	to	4.15	2,364,877	0.00%	55.64%	to	54.7%
2008	0.80%	to	1.40%	628,439	2.83	to	2.68	1,696,007	0.09%	-44.42%	to	-44.76%
2007	0.80%	to	1.40%	733,774	5.09	to	4.86	3,581,793	0.31%	20.72%	to	19.99%
2006	0.80%	to	1.40%	957,855	4.22	to	4.05	3,893,993	0.00%	6.97%	to	6.32%
2005	0.80%	to	1.40%	1,331,430	3.94	to	3.81	5,087,677	0.00%	10.66%	to	9.99%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2008	0.80%	to	2.60%	333,684	6.32	to	10.35	3,604,801	0.69%	-36.75%	to	-37.9%
2007	0.80%	to	2.60%	321,741	10	to	16.66	5,521,409	0.50%	-0.03%	to	3.36%	*
2006	0.95%	to	2.50%	237,661	15.64	to	16.18	3,888,158	0.15%	9.72%	to	8.01%
2005	0.95%	to	2.50%	177,552	14.26	to	14.98	2,697,907	1.32%	9.86%	to	8.15%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.65%	to	3.25%	8,647,430	8.63	to	20.24	194,404,524	0.41%	77.91%	to	73.25%
2008	0.65%	to	3.25%	8,802,005	4.85	to	11.68	113,283,262	2.77%	-52.52%	to	-53.77%
2007	0.80%	to	3.25%	7,719,861	29.56	to	25.27	212,963,970	0.45%	27.04%	to	23.89%
2006	0.80%	to	3.25%	6,010,855	23.27	to	20.4	131,707,793	1.95%	45.53%	to	41.94%
2005	0.80%	to	2.20%	1,666,749	15.99	to	14.63	25,822,972	1.10%	30.96%	to	29.12%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2009	0.80%	to	2.15%	602,788	14.15	to	31.6	9,534,039	0.41%	77.64%	to	75.22%
2008	0.80%	to	2.15%	711,183	7.97	to	18.03	6,402,172	2.65%	-52.61%	to	-53.26%
2007	0.80%	to	2.15%	879,729	16.81	to	38.58	16,732,189	0.44%	26.99%	to	25.25%
2006	0.80%	to	2.15%	1,090,672	13.24	to	30.8	16,201,270	1.82%	45.46%	to	43.49%
2005	0.80%	to	2.45%	1,379,274	9.1	to	21.28	14,034,749	0.98%	30.89%	to	28.72%
Investors Growth Stock Series - Service Class (MIGSC)
2009	0.95%	to	2.80%	996,255	11.67	to	11.37	13,426,951	0.45%	37.77%	to	35.2%
2008	0.95%	to	2.80%	1,184,843	8.47	to	8.41	11,622,597	0.30%	-37.58%	to	-38.75%
2007	0.95%	to	3.15%	1,427,758	13.57	to	13.5	22,610,416	0.09%	9.96%	to	7.51%
2006	0.95%	to	3.15%	1,642,788	12.34	to	12.55	23,833,223	0.00%	6.29%	to	3.93%
2005	0.95%	to	3.15%	1,866,912	11.61	to	12.08	25,659,631	0.14%	3.24%	to	0.95%
Value Series - Service Class (MVFSC)
2009	0.65%	to	3.25%	22,272,897	8.33	to	12.93	339,364,913	1.18%	21.66%	to	18.47%
2008	0.80%	to	3.05%	5,622,918	7.91	to	11.04	71,657,666	1.02%	-33.28%	to	-34.8%
2007	0.80%	to	3.15%	4,556,477	11.85	to	16.86	87,844,770	0.73%	6.73%	to	4.19%
2006	0.80%	to	3.15%	3,466,377	11.1	to	16.18	63,110,866	0.70%	11.02%	to	16.72%	*
2005	1.10%	to	3.15%	1,732,243	15.74	to	13.86	26,565,220	0.77%	5.3%	to	3.12%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2009	0.80%	to	1.40%	199,374	$10.59	to	10.35	$2,069,531	9.61%	8.77%	to	8.11%
2008	0.80%	to	1.40%	312,617	9.73	to	9.58	2,999,638	4.42%	-10.92%	to	-11.46%
2007	1.30%	to	1.40%	328,510	10.83	to	10.82	3,557,887	4.01%	4.08%	to	3.97%
2006	0.80%	to	1.40%	136,094	10.44	to	10.4	1,416,424	1.17%	4.45%	to	4.03%	*
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2009	0.95%	to	3.05%	2,319,135	11.15	to	9.59	24,504,304	12.99%	8.34%	to	6.05%
2008	0.65%	to	3.25%	22,132,369	8.92	to	8.94	214,874,888	4.27%	-11.04%	to	-13.37%
2007	0.95%	to	3.25%	25,887,057	11.6	to	10.32	286,272,488	3.60%	4.21%	to	1.78%
2006	0.95%	to	3.25%	10,572,601	11.13	to	10.14	113,144,737	3.36%	2.58%	to	0.2%
2005	0.95%	to	2.90%	1,959,026	10.85	to	10.22	20,680,370	2.78%	2.95%	to	0.93%
Emerging Markets Debt Portfolio - Class I (MSEM)
2009	0.80%	to	1.40%	206,910	22.88	to	21.22	4,430,726	8.01%	29.17%	to	28.39%
2008	0.80%	to	1.40%	256,891	17.71	to	16.52	4,280,827	7.11%	-15.66%	to	-16.17%
2007	0.80%	to	1.40%	351,451	21	to	19.71	6,980,725	7.33%	5.68%	to	5.03%
2006	0.80%	to	1.40%	498,158	19.88	to	18.77	9,413,461	8.31%	9.92%	to	9.26%
2005	0.80%	to	1.40%	725,492	18.08	to	17.18	12,534,982	7.55%	11.36%	to	10.68%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2009	1.10%	to	2.15%	72,537	19.03	to	17.66	1,345,283	7.91%	28.68%	to	27.32%
2008	1.10%	to	2.15%	91,031	14.79	to	13.87	1,317,461	7.10%	-15.92%	to	-16.81%
2007	1.10%	to	2.15%	113,859	17.59	to	16.68	1,965,340	7.38%	5.22%	to	4.1%
2006	1.10%	to	2.15%	145,536	16.72	to	16.02	2,396,495	8.35%	9.59%	to	8.43%
2005	1.10%	to	2.45%	171,015	15.26	to	14.64	2,577,975	7.16%	10.91%	to	9.4%
U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.80%	to	1.40%	2,056,027	30.32	to	28.44	59,067,311	3.36%	-38.39%	to	-38.77%
2007	0.80%	to	1.40%	2,592,043	49.21	to	46.45	121,497,196	1.18%	-17.74%	to	-18.24%
2006	0.80%	to	1.40%	3,810,701	59.82	to	56.82	218,265,572	1.07%	36.94%	to	36.12%
2005	0.80%	to	1.40%	4,368,496	43.68	to	41.74	183,618,271	1.20%	16.12%	to	15.42%
U.S. Real Estate Portfolio - Class II (MSVREB)
2009	1.35%			27	17.96			485	5.06%	26.76%
2008	0.95%	to	2.80%	3,061,013	11.91	to	12.96	42,791,166	2.76%	-38.64%	to	-39.8%
2007	0.95%	to	2.70%	3,568,905	19.41	to	21.64	81,882,876	1.04%	-18.06%	to	-19.52%
2006	0.95%	to	2.80%	4,145,461	23.69	to	26.78	116,700,717	0.94%	36.36%	to	33.83%
2005	0.95%	to	2.70%	3,310,194	17.37	to	20.07	68,799,980	1.14%	15.65%	to	13.61%
Managed Allocation Fund - Moderate Growth II (VFMG2)
2009	1.15%	to	2.35%	407,960	11.11	to	10.37	4,554,149	0.01%	24.18%	to	22.67%
2008	1.15%	to	2.60%	567,913	8.95	to	8.36	5,101,299	1.30%	-29.89%	to	-30.92%
2007	1.15%	to	2.60%	651,956	12.76	to	12.1	8,384,121	2.05%	5.65%	to	4.1%
2006	1.15%	to	2.60%	703,592	12.08	to	11.62	8,580,243	2.61%	9.15%	to	7.56%
2005	1.15%	to	2.60%	659,109	11.07	to	10.81	7,392,704	1.78%	2.8%	to	1.3%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2009	0.80.%	to	2.40%	155,699	11.36	to	11.24	1,760,194	6.49%	13.58%	to	12.35%	*
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2009	0.80%	to	1.40%	5,595	12.5	to	12.45	69,699	1.43%	24.97%	to	24.47%	*
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2009	1.10%	to	2.75%	349,190	12.46	to	12.32	4,337,527	1.09%	24.59%	to	23.2%	*
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2009	0.65%	to	3.35%	138,502,206	8.64	to	8.56	1,265,434,415	0.08%	22.61%	to	19.18%
2008	0.80%	to	3.10%	81,161,084	7.7	to	7.23	609,557,811	3.17%	-30.34%	to	-31.96%
2007	0.80%	to	2.95%	42,263,897	11.06	to	10.66	460,727,179	2.72%	5.29%	to	2.99%
2006	0.80%	to	2.70%	12,975,664	10.5	to	10.37	135,528,888	3.29%	5.01%	to	3.67%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
American Funds NVIT Bond Fund - Class II (GVABD2)
2009	0.75%	to	3.35%	50,794,802	$9.98	to	9.68	$521,115,164	0.36%	11.31%	to	8.39%
2008	0.80%	to	3.10%	33,032,987	9.57	to	8.99	306,925,600	7.38%	-10.59%	to	-12.67%
2007	0.80%	to	2.95%	12,421,457	10.71	to	10.32	130,936,805	8.10%	2.15%	to	-0.07%
2006	1.05%	to	2.70%	1,749,769	10.47	to	10.35	18,258,647	0.44%	4.65%	to	3.49%	*
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2009	0.75%	to	3.30%	8,693,755	8.75	to	9.53	88,480,893	0.00%	40.54%	to	36.93%
2008	0.75%	to	3.05%	6,969,825	6.22	to	7	50,870,236	2.90%	-39.1%	to	-40.51%
2007	0.80%	to	3.05%	5,365,947	12.23	to	11.78	64,844,710	2.79%	13.44%	to	10.86%
2006	0.80%	to	2.50%	2,159,481	10.78	to	10.66	23,167,616	0.10%	7.85%	to	6.62%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2009	0.75%	to	3.30%	16,804,221	7.75	to	7.94	142,381,453	0.00%	37.74%	to	34.2%
2008	0.65%	to	3.25%	15,955,035	5.63	to	5.92	98,887,216	2.18%	-44.58%	to	-46.03%
2007	0.80%	to	3.25%	11,269,769	11.44	to	10.98	127,268,601	0.71%	11%	to	8.24%
2006	0.80%	to	3.10%	4,677,116	10.31	to	10.15	47,960,489	1.16%	3.09%	to	1.5%	*
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2009	0.75%	to	3.35%	64,562,256	8.08	to	7.29	491,918,665	0.00%	29.71%	to	26.15%
2008	0.80%	to	3.10%	38,038,535	6.05	to	5.81	225,395,652	3.41%	-38.56%	to	-39.99%
2007	0.80%	to	2.95%	8,176,408	9.84	to	9.7	79,871,976	2.28%	-1.61%	to	-3.04%	*
Federated NVIT High Income Bond Fund - Class I (HIBF)
2009	0.95%	to	2.35%	689,492	13.67	to	13.88	10,134,551	9.64%	44.61%	to	42.57%
2008	0.95%	to	2.35%	833,712	9.45	to	9.73	8,523,732	8.79%	-28.67%	to	-29.68%
2007	0.95%	to	2.35%	1,099,805	13.25	to	13.84	15,862,330	7.26%	2.15%	to	0.7%
2006	0.95%	to	2.35%	1,370,433	12.98	to	13.75	19,466,090	6.92%	9.56%	to	8.01%
2005	0.95%	to	2.35%	1,835,081	11.84	to	12.73	23,862,058	7.21%	1.41%	to	-0.02%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.75%	to	2.80%	6,014,764	10.4	to	11.07	70,825,989	9.70%	44.98%	to	41.99%
2008	0.80%	to	2.75%	3,688,239	7.78	to	7.81	30,220,484	8.86%	-28.67%	to	-30.08%
2007	0.80%	to	2.80%	3,534,655	10.9	to	11.15	40,885,129	8.09%	2.34%	to	0.26%
2006	0.80%	to	2.45%	2,697,783	10.65	to	11.19	30,684,739	7.38%	6.54%	to	7.9%	*
2005	0.95%	to	2.35%	1,650,804	10.47	to	10.38	17,226,530	8.47%	4.74%	to	3.76%	*
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2009	0.80%	to	1.40%	25,866	23.62	to	22.34	580,996	1.17%	62.01%	to	61.03%
2008	0.80%	to	1.40%	33,579	14.58	to	13.87	468,183	1.15%	-58.1%	to	-58.36%
2007	0.80%	to	1.40%	40,673	34.8	to	33.31	1,361,399	0.67%	44.41%	to	43.53%
2006	0.80%	to	1.40%	52,896	24.1	to	23.21	1,232,735	0.66%	35.63%	to	34.81%
2005	0.80%	to	1.40%	71,734	17.77	to	17.21	1,239,682	0.59%	31.58%	to	30.79%
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
2009	1.10%	to	2.45%	66,147	33.93	to	30.87	2,165,809	1.16%	61.29%	to	59.09%
2008	1.10%	to	2.45%	88,202	21.04	to	19.41	1,800,059	0.82%	-58.39%	to	-58.96%
2007	1.10%	to	2.45%	134,775	50.56	to	47.29	6,651,015	0.42%	43.59%	to	41.62%
2006	1.10%	to	2.45%	171,105	35.22	to	33.39	5,894,605	0.52%	34.82%	to	32.99%
2005	1.10%	to	2.45%	229,328	26.12	to	25.11	5,880,895	0.39%	30.88%	to	29.1%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	0.80%	to	1.40%	1,637,414	25.84	to	24.66	40,653,617	1.30%	62.18%	to	61.2%
2008	0.80%	to	1.40%	1,827,343	15.93	to	15.3	28,122,168	1.09%	-58.17%	to	-58.42%
2007	0.80%	to	1.40%	2,599,261	38.08	to	36.8	96,119,470	0.68%	44.38%	to	43.5%
2006	0.80%	to	1.40%	2,337,802	26.38	to	25.64	60,183,472	0.78%	35.55%	to	34.74%
2005	0.80%	to	1.40%	2,370,880	19.46	to	19.03	45,251,879	0.50%	31.6%	to	30.8%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2009	0.75%	to	2.80%	2,858,691	$6.91	to	18.26	$54,764,422	1.12%	61.87%	to	58.52%
2008	0.75%	to	2.80%	2,681,445	4.27	to	11.52	32,388,303	0.99%	-58.18%	to	-59.05%
2007	0.95%	to	2.80%	3,749,821	13.46	to	28.12	109,631,081	0.59%	34.62%	to	41.36%	*
2006	1.10%	to	2.80%	2,839,512	20.83	to	19.89	58,358,811	0.62%	35.06%	to	32.74%
2005	1.10%	to	2.75%	1,795,459	15.42	to	15	27,469,297	0.51%	31.03%	to	28.86%
Gartmore NVIT Global Utilities Fund - Class II (GVGU2)
2009	1.15%	to	2.10%	18,909	19.01	to	17.79	350,603	3.61%	6.47%	to	5.45%
2008	1.15%	to	2.10%	23,118	17.85	to	16.87	404,326	2.63%	-33.94%	to	-34.57%
2007	0.95%	to	2.10%	35,923	25.25	to	25.78	952,362	2.10%	18.91%	to	17.53%
2006	0.95%	to	2.10%	46,958	21.23	to	21.94	1,053,325	2.21%	36.03%	to	34.45%
2005	0.95%	to	2.10%	54,377	15.61	to	16.32	902,655	1.71%	5.18%	to	3.96%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.80%	to	1.40%	217,412	16.85	to	16.08	3,517,625	3.67%	7.11%	to	6.47%
2008	0.80%	to	1.40%	340,376	15.73	to	15.1	5,166,421	2.86%	-33.44%	to	-33.84%
2007	0.80%	to	1.40%	549,810	23.63	to	22.83	12,602,303	2.41%	19.42%	to	18.7%
2006	0.80%	to	1.40%	703,436	19.78	to	19.23	13,573,005	2.45%	36.49%	to	35.67%
2005	0.80%	to	1.40%	442,364	14.49	to	14.18	6,284,975	2.27%	5.63%	to	4.99%
Gartmore NVIT International Equity Fund - Class I (GIG)
2009	0.80%	to	1.40%	6,007	11.09	to	10.49	63,507	1.18%	28.68%	to	27.91%
2008	0.80%	to	1.40%	7,437	8.62	to	8.2	61,400	1.38%	-46.49%	to	-46.81%
2007	0.80%	to	1.40%	7,935	16.11	to	15.42	123,047	0.38%	26.12%	to	25.36%
2006	0.80%	to	1.40%	10,735	12.77	to	12.3	133,086	1.00%	31.9%	to	31.11%
2005	0.80%	to	1.40%	15,486	9.68	to	9.38	146,183	0.96%	29.17%	to	28.39%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2009	0.80%	to	1.40%	2,072,015	17.56	to	16.76	34,894,818	0.69%	28.63%	to	27.86%
2008	0.80%	to	1.40%	1,123,906	13.65	to	13.11	14,805,125	1.25%	-46.47%	to	-46.8%
2007	0.80%	to	1.40%	1,528,618	25.5	to	24.63	37,816,487	0.44%	26.13%	to	25.36%
2006	0.80%	to	1.40%	1,396,070	20.21	to	19.65	27,532,803	1.27%	31.89%	to	31.1%
2005	0.80%	to	1.40%	847,716	15.33	to	14.99	12,738,956	0.74%	29.14%	to	28.36%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2009	0.40%	to	2.75%	2,369,404	7.35	to	6.81	16,443,478	0.61%	28.93%	to	25.89%
2008	1.10%	to	2.60%	510,631	5.47	to	5.41	2,781,264	1.52%	-45.33%	to	-45.88%	*
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2009	0.80%	to	1.40%	186,700	13.99	to	13.51	2,534,945	1.02%	24%	to	23.25%
2008	0.80%	to	1.40%	249,753	11.28	to	10.96	2,748,870	0.67%	-44.77%	to	-45.11%
2007	0.80%	to	1.40%	376,901	20.42	to	19.97	7,550,213	0.49%	18.98%	to	18.25%
2006	0.80%	to	1.40%	384,266	17.17	to	16.89	6,502,021	0.82%	24.81%	to	24.06%
2005	0.80%	to	1.40%	219,580	13.75	to	13.62	2,992,804	0.44%	18.39%	to	17.67%
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)
2009	1.10%	to	2.50%	41,212	13.32	to	13.19	546,984	0.90%	33.18%	to	31.92%	*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	0.80%	to	1.40%	13,158,118	7.82	to	7.74	101,993,343	0.18%	51.74%	to	50.82%
2008	1.30%	to	1.40%	12,714	5.14	to	5.13	65,309	0.00%	-48.63%	to	-48.66%	*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2009	0.75%	to	2.75%	1,491,186	7.79	to	7.53	11,436,241	0.00%	51.82%	to	48.76%
2008	1.10%	to	2.75%	165,613	5.12	to	5.06	843,322	0.00%	-48.84%	to	-49.41%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2009	0.80%	to	1.40%	202,450	8.02	to	7.94	1,609,379	0.49%	30.48%	to	29.69%
2008	0.80%	to	1.40%	255,949	6.15	to	6.12	1,567,453	0.43%	-38.55%	to	-38.8%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2009	0.65%	to	3.25%	35,752,844	8.02	to	7.67	281,271,459	0.41%	30.42%	to	27%
2008	0.65%	to	3.25%	41,560,970	6.15	to	6.04	253,618,648	0.39%	-38.5%	to	-39.59%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2009	0.80%	to	2.60%	1,320,362	$8.18	to	7.93	$10,654,779	0.99%	28.16%	to	25.84%
2008	0.80%	to	2.60%	688,094	6.38	to	6.3	4,366,517	1.64%	-36.21%	to	-36.99%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2009	0.80%	to	3.10%	45,054,749	9.45	to	9.08	418,125,250	2.30%	18.86%	to	16.11%
2008	1.10%	to	3.10%	17,964,614	7.93	to	7.82	141,470,743	1.93%	-20.7%	to	-21.77%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2009	0.80%	to	3.00%	61,562,208	8.89	to	8.57	540,299,784	1.96%	23.17%	to	20.44%
2008	0.80%	to	2.95%	15,353,953	7.22	to	7.12	110,154,375	1.75%	-27.78%	to	-28.83%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2009	1.10%	to	3.05%	19,312,567	10.15	to	9.82	194,470,746	3.10%	11.78%	to	9.57%
2008	1.10%	to	2.95%	5,226,256	9.08	to	8.97	47,264,496	2.21%	-9.18%	to	-10.32%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2009	0.80%	to	2.95%	54,968,785	9.17	to	8.84	498,076,084	2.23%	20.97%	to	18.35%
2008	0.80%	to	2.95%	13,903,119	7.58	to	7.47	104,822,308	1.77%	-24.19%	to	-25.29%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2009	0.80%	to	2.70%	21,578,200	8.61	to	8.34	183,374,699	1.47%	25.57%	to	23.16%
2008	1.10%	to	2.70%	14,026,096	6.84	to	6.77	95,660,793	1.72%	-31.56%	to	-32.31%	*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2009	0.80%	to	2.95%	18,399,363	9.72	to	9.37	176,473,619	2.81%	16.74%	to	14.21%
2008	1.10%	to	2.95%	4,777,489	8.31	to	8.21	39,524,433	1.94%	-16.89%	to	-17.93%	*
NVIT Core Bond Fund - Class I (NVCBD1)
2009	0.80%	to	1.40%	279,023	10.67	to	10.57	2,952,194	3.81%	7.91%	to	7.26%
2008	1.30%	to	1.40%	42,991	9.86	to	9.85	423,815	3.07%	-1.41%	to	-1.48%	*
NVIT Core Bond Fund - Class II (NVCBD2)
2009	0.40%	to	3.25%	19,490,331	10.87	to	10.2	203,646,838	3.50%	8.16%	to	5.06%
2008	1.05%	to	2.70%	279,918	9.85	to	9.74	2,747,847	3.51%	-1.46%	to	-2.56%	*
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2009	0.80%	to	2.70%	1,213,629	11.41	to	11.05	13,649,167	5.17%	15.5%	to	13.29%
2008	0.80%	to	2.70%	224,113	9.88	to	9.75	2,199,217	2.74%	-1.24%	to	-2.5%	*
NVIT Fund - Class I (TRF)
2009	0.80%	to	1.40%	3,250,148	18.16	to	20.33	147,253,756	1.33%	25.09%	to	24.33%
2008	0.80%	to	1.40%	3,836,090	14.51	to	16.35	139,622,623	1.38%	-42.02%	to	-42.37%
2007	0.80%	to	1.40%	4,753,992	25.03	to	28.38	292,472,857	1.05%	7.31%	to	6.66%
2006	0.80%	to	1.40%	5,881,078	23.33	to	26.61	329,928,198	1.04%	12.72%	to	12.04%
2005	0.80%	to	1.40%	7,471,589	20.7	to	23.75	359,061,978	0.87%	6.58%	to	5.94%
NVIT Fund - Class II (TRF2)
2009	0.65%	to	3.25%	23,090,202	7.45	to	10.26	283,628,433	1.14%	24.74%	to	21.48%
2008	0.65%	to	3.25%	28,046,162	5.97	to	8.44	280,666,419	1.23%	-41.99%	to	-43.51%
2007	0.95%	to	3.25%	23,169,599	10.1	to	14.95	404,959,033	0.93%	1.03%	to	4.37%	*
2006	1.10%	to	3.25%	11,257,455	16.96	to	14.32	185,406,908	0.96%	12.16%	to	9.73%
2005	1.10%	to	2.95%	1,503,114	15.12	to	13.16	22,317,067	0.68%	5.87%	to	3.89%
NVIT Global Financial Services Fund - Class II (GVGF2)
2009	0.95%	to	2.15%	47,904	12.37	to	13.9	694,038	0.89%	30.29%	to	28.71%
2008	0.95%	to	2.15%	55,720	9.49	to	10.8	623,060	1.65%	-46.85%	to	-47.5%
2007	0.95%	to	2.15%	65,660	17.86	to	20.57	1,389,160	2.84%	-2.35%	to	-3.54%
2006	0.95%	to	2.30%	85,448	18.29	to	21.2	1,862,421	1.63%	18.95%	to	17.33%
2005	0.95%	to	2.30%	91,491	15.38	to	18.07	1,683,814	1.68%	9.74%	to	8.25%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	0.80%	to	1.40%	176,927	13.1	to	12.5	2,227,534	1.11%	30.88%	to	30.08%
2008	0.80%	to	1.40%	212,769	10.01	to	9.61	2,057,788	2.14%	-46.64%	to	-46.97%
2007	0.80%	to	1.40%	168,520	18.76	to	18.13	3,068,547	3.09%	-1.92%	to	-2.51%
2006	0.80%	to	1.40%	230,182	19.13	to	18.59	4,294,613	2.27%	19.38%	to	18.66%
2005	0.80%	to	1.40%	235,707	16.02	to	15.67	3,701,998	1.28%	10.28%	to	9.62%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Government Bond Fund - Class I (GBF)
2009	0.65%	to	3.25%	43,318,770	$11	to	10.54	$603,120,896	3.35%	2.02%	to	-0.65%
2008	0.65%	to	3.25%	51,150,296	10.78	to	10.61	710,154,637	4.30%	7.02%	to	4.22%
2007	0.80%	to	3.25%	42,800,012	18.15	to	10.18	579,531,623	4.58%	6.3%	to	3.66%
2006	0.80%	to	3.25%	24,042,781	17.07	to	9.82	364,128,878	4.10%	2.52%	to	-0.01%
2005	0.80%	to	2.95%	14,001,716	16.65	to	9.9	277,933,074	3.61%	2.44%	to	0.23%
NVIT Growth Fund - Class I (CAF)
2009	0.80%	to	1.40%	2,234,563	13.21	to	14.44	35,566,596	0.55%	32.4%	to	31.6%
2008	0.80%	to	1.40%	2,568,010	9.98	to	10.98	31,041,966	0.27%	-39.2%	to	-39.57%
2007	0.80%	to	1.40%	3,094,521	16.41	to	18.16	61,757,970	0.17%	18.58%	to	17.86%
2006	0.80%	to	1.40%	3,637,231	13.84	to	15.41	61,410,149	0.05%	5.32%	to	4.69%
2005	0.80%	to	1.40%	4,490,233	13.14	to	14.72	72,042,518	0.08%	5.65%	to	5.01%
NVIT Health Sciences Fund - Class II (GVGH2)
2009	0.95%	to	2.40%	84,308	12.16	to	14.17	1,265,201	0.14%	17.71%	to	15.99%
2008	0.95%	to	2.40%	104,433	10.33	to	12.22	1,341,247	0.10%	-26.11%	to	-27.19%
2007	0.95%	to	2.40%	124,698	13.98	to	16.78	2,178,340	0.01%	11.85%	to	10.2%
2006	0.95%	to	2.40%	146,024	12.5	to	15.23	2,295,803	0.00%	1.46%	to	-0.02%
2005	0.95%	to	2.40%	164,699	12.32	to	15.23	2,566,533	0.00%	7.16%	to	5.6%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.80%	to	1.40%	342,864	13	to	12.41	4,280,780	0.29%	18.16%	to	17.45%
2008	0.80%	to	1.40%	425,425	11.01	to	10.57	4,518,907	0.27%	-25.83%	to	-26.28%
2007	0.80%	to	1.40%	476,539	14.84	to	14.34	6,861,700	0.07%	12.32%	to	11.63%
2006	0.80%	to	1.40%	539,659	13.21	to	12.84	6,954,737	0.00%	1.88%	to	1.27%
2005	0.80%	to	1.40%	681,589	12.97	to	12.68	8,666,245	0.00%	7.56%	to	6.91%
NVIT Health Sciences Fund - Class VI (GVGH6)
2009	0.95%	to	2.75%	1,400,047	10.46	to	9.43	14,121,966	0.15%	17.83%	to	15.69%
2008	0.95%	to	2.60%	1,764,395	8.88	to	8.21	15,216,848	0.03%	-26.15%	to	-27.38%
2007	0.95%	to	2.60%	1,289,936	12.03	to	11.31	15,179,536	0.06%	11.9%	to	10.02%
2006	0.95%	to	2.50%	1,150,570	10.75	to	10.31	12,177,962	0.00%	1.45%	to	-0.14%
2005	0.95%	to	2.75%	981,490	10.59	to	10.28	10,290,290	0.00%	7.21%	to	5.27%
NVIT International Index Fund - Class VIII (GVIX8)
2009	0.80%	to	2.75%	1,437,538	8.52	to	7.92	11,902,303	2.84%	27.58%	to	25.07%
2008	0.80%	to	2.75%	996,023	6.68	to	6.33	6,515,309	1.84%	-43.55%	to	-44.66%
2007	0.80%	to	2.60%	994,418	11.83	to	11.48	11,613,924	1.36%	8.51%	to	6.53%
2006	0.80%	to	2.50%	344,723	10.9	to	10.78	3,735,515	1.44%	9.05%	to	7.8%	*
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.80%	to	3.10%	25,390,427	12.62	to	12.71	372,961,401	1.08%	26.19%	to	23.26%
2008	0.80%	to	3.10%	28,976,150	10	to	10.31	340,600,981	2.05%	-37.35%	to	-38.81%
2007	0.80%	to	3.10%	31,376,425	15.96	to	16.85	595,372,007	1.99%	5.11%	to	2.66%
2006	0.80%	to	3.15%	31,476,825	15.19	to	16.39	574,617,190	2.05%	15.94%	to	13.2%
2005	0.80%	to	3.15%	28,651,809	13.1	to	14.48	456,283,327	2.09%	7.07%	to	4.54%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2009	0.75%	to	3.05%	5,086,185	11.58	to	11.4	58,589,875	1.75%	15.82%	to	14.02%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	0.65%	to	2.65%	9,516,319	12.15	to	11.99	114,993,475	1.84%	21.52%	to	19.88%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.65%	to	2.85%	23,544,842	10.22	to	10.85	283,709,134	1.88%	8.38%	to	5.98%
2008	0.65%	to	2.90%	17,322,335	9.43	to	10.21	194,173,796	3.48%	-6.63%	to	-8.75%
2007	0.80%	to	2.90%	12,824,884	12.51	to	11.19	155,324,013	3.57%	4.53%	to	2.31%
2006	0.80%	to	2.90%	11,627,252	11.96	to	10.94	135,903,498	3.06%	5.32%	to	3.09%
2005	0.80%	to	2.90%	10,630,963	11.36	to	10.61	119,046,011	2.93%	2.48%	to	0.32%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.65%	to	3.25%	159,101,261	$9.17	to	11.66	$2,150,669,858	1.54%	18.36%	to	15.26%
2008	0.65%	to	3.25%	149,844,350	7.75	to	10.12	1,725,868,410	2.83%	-23.7%	to	-25.69%
2007	0.75%	to	3.25%	145,018,915	10.15	to	13.62	2,213,097,547	2.80%	1.55%	to	2.21%	*
2006	0.80%	to	3.25%	119,084,540	13.55	to	13.32	1,748,946,215	2.59%	10.46%	to	7.74%
2005	0.80%	to	3.25%	68,034,438	12.27	to	12.36	912,007,522	2.38%	4.5%	to	1.93%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.65%	to	3.15%	99,614,695	8.58	to	12.41	1,442,819,680	1.32%	23.58%	to	20.47%
2008	0.65%	to	3.25%	102,697,193	6.95	to	10.24	1,214,743,220	2.48%	-31.84%	to	-33.62%
2007	0.80%	to	3.25%	100,235,949	15.31	to	15.43	1,754,174,386	2.38%	5.3%	to	2.68%
2006	0.80%	to	3.25%	84,334,918	14.54	to	15.03	1,411,443,294	2.32%	13.63%	to	10.83%
2005	0.80%	to	3.25%	54,186,761	12.79	to	13.56	803,417,643	2.25%	6.22%	to	3.6%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.65%	to	3.20%	46,770,342	9.73	to	11.21	598,037,127	1.73%	13.82%	to	10.9%
2008	0.65%	to	3.20%	42,212,488	8.55	to	10.11	478,690,281	3.20%	-15.6%	to	-17.76%
2007	0.80%	to	3.00%	37,093,457	13.43	to	12.41	505,146,597	3.22%	5.01%	to	2.67%
2006	0.80%	to	3.00%	26,410,052	12.79	to	12.09	346,803,038	2.80%	7.56%	to	5.18%
2005	0.80%	to	3.00%	21,337,805	11.89	to	11.49	262,262,110	2.75%	3.65%	to	1.36%
NVIT Leaders Fund - Class III (GVUSL)
2009	0.80%	to	1.40%	257,511	11.35	to	10.83	2,809,711	0.84%	32.82%	to	32.02%
2008	0.80%	to	1.40%	344,880	8.54	to	8.2	2,847,343	0.77%	-50.34%	to	-50.64%
2007	0.80%	to	1.40%	397,523	17.2	to	16.62	6,641,009	1.16%	10.66%	to	9.99%
2006	0.80%	to	1.40%	416,108	15.55	to	15.11	6,311,879	0.74%	15.2%	to	14.5%
2005	0.80%	to	1.40%	335,241	13.49	to	13.2	4,438,380	1.75%	9.42%	to	8.76%
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.80%	to	3.05%	5,707,255	14.59	to	14.3	88,938,969	0.99%	35.66%	to	32.58%
2008	0.80%	to	3.05%	5,965,468	10.76	to	10.79	67,891,140	1.25%	-36.97%	to	-38.41%
2007	0.80%	to	3.05%	6,776,727	17.07	to	17.51	121,741,631	1.44%	6.69%	to	4.26%
2006	0.80%	to	2.95%	7,922,124	16	to	16.86	132,450,412	1.14%	9.01%	to	6.66%
2005	0.80%	to	3.00%	9,202,373	14.67	to	15.79	140,639,610	1.01%	11.2%	to	8.75%
NVIT Money Market Fund - Class I (SAM)
2009	0.40%	to	3.30%	47,298,089	10.13	to	9.23	611,884,145	0.05%	-0.36%	to	-3.26%
2008	0.65%	to	3.25%	58,886,454	10.2	to	9.57	801,127,428	1.98%	1.39%	to	-1.26%
2007	0.80%	to	3.25%	46,091,872	14.17	to	9.69	640,751,455	4.69%	3.95%	to	1.37%
2006	0.80%	to	3.25%	30,582,760	13.64	to	9.56	454,065,260	4.85%	3.7%	to	1.14%
2005	0.80%	to	2.90%	25,994,392	13.15	to	9.55	403,550,772	2.81%	1.85%	to	-0.3%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.80%	to	1.40%	5,811,834	8.27	to	8.18	47,623,886	0.86%	35.37%	to	34.55%
2008	0.80%	to	1.40%	236,983	6.11	to	6.08	1,442,366	0.11%	-38.93%	to	-39.17%	*
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2009	0.65%	to	3.25%	33,492,360	8.25	to	7.89	271,002,647	1.03%	35.22%	to	31.68%
2008	0.65%	to	3.25%	33,672,563	6.1	to	5.99	203,779,302	0.00%	-39.02%	to	-40.09%	*
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2009	0.95%	to	2.15%	70,793	12.94	to	14.06	1,032,142	1.79%	28.28%	to	26.72%
2008	0.95%	to	2.20%	93,231	10.09	to	11.08	1,064,102	1.54%	-46.99%	to	-47.74%
2007	0.95%	to	2.30%	114,548	19.03	to	21.03	2,483,741	1.68%	1.73%	to	0.33%
2006	0.95%	to	2.30%	138,583	18.71	to	20.96	2,966,966	1.79%	21.24%	to	19.6%
2005	0.95%	to	2.30%	159,058	15.43	to	17.53	2,822,637	1.12%	10.73%	to	9.22%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	0.80%	to	1.40%	567,848	$15.64	to	15.02	$8,573,083	2.08%	28.8%	to	28.02%
2008	0.80%	to	1.40%	801,982	12.15	to	11.74	9,450,119	1.71%	-46.76%	to	-47.09%
2007	0.80%	to	1.40%	1,163,407	22.81	to	22.18	25,890,831	2.19%	2.1%	to	1.48%
2006	0.80%	to	1.40%	1,414,407	22.34	to	21.85	30,988,347	2.04%	21.77%	to	21.03%
2005	0.80%	to	1.40%	1,317,124	18.35	to	18.06	23,825,534	1.54%	11.16%	to	10.49%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2009	0.40%	to	3.30%	4,221,490	7.13	to	9.34	43,539,817	1.99%	28.97%	to	25.22%
2008	0.65%	to	3.25%	14,917,379	5.44	to	7.48	119,779,486	1.55%	-46.8%	to	-48.2%
2007	0.95%	to	3.25%	17,958,586	15.73	to	14.43	274,210,858	2.13%	1.72%	to	-0.66%
2006	0.95%	to	3.25%	8,623,100	15.46	to	14.53	130,577,252	1.68%	21.25%	to	18.44%
2005	0.95%	to	2.90%	2,983,147	12.75	to	12.34	37,643,603	1.41%	10.74%	to	8.57%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.80%	to	1.40%	435,720	8.15	to	8.07	3,519,745	0.80%	28.74%	to	27.96%
2008	0.80%	to	1.40%	4,988	6.33	to	6.3	31,488	0.49%	-36.7%	to	-36.95%	*
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2009	0.65%	to	3.25%	20,688,233	8.14	to	7.79	165,234,419	0.48%	28.51%	to	25.15%
2008	1.10%	to	2.60%	100,379	6.31	to	6.25	631,180	0.35%	-36.86%	to	-37.51%	*
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2009	0.40%	to	2.95%	4,932,338	8.54	to	7.69	38,825,340	1.10%	26.9%	to	23.65%
2008	0.80%	to	2.75%	538,618	6.31	to	6.23	3,379,434	0.97%	-36.85%	to	-37.69%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.80%	to	1.40%	25,406,505	7.88	to	7.8	198,383,368	0.00%	26.1%	to	25.34%
2008	0.80%	to	1.40%	82,831	6.25	to	6.22	515,576	0.00%	-37.54%	to	-37.79%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2009	0.65%	to	3.25%	21,823,573	7.86	to	7.52	168,407,542	0.00%	25.88%	to	22.59%
2008	0.65%	to	3.25%	13,384,980	6.24	to	6.13	82,917,533	0.00%	-37.57%	to	-38.67%	*
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	0.65%	to	3.25%	38,969,703	8.72	to	8.34	334,877,361	1.06%	29.62%	to	26.23%
2008	0.65%	to	3.25%	25,339,928	6.73	to	6.61	169,207,097	1.07%	-32.72%	to	-33.9%	*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.80%	to	1.40%	1,069,631	5.69	to	5.37	5,784,908	0.00%	26.44%	to	25.68%
2008	0.80%	to	1.40%	1,159,659	4.5	to	4.27	4,987,989	0.00%	-46.85%	to	-47.17%
2007	0.80%	to	1.40%	1,333,156	8.47	to	8.08	10,842,638	0.00%	8.87%	to	8.21%
2006	0.80%	to	1.40%	1,582,686	7.78	to	7.47	11,881,738	0.00%	2.38%	to	1.77%
2005	0.80%	to	1.40%	2,005,492	7.6	to	7.34	14,778,743	0.00%	7.23%	to	6.58%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2009	0.95%	to	2.65%	983,361	7.04	to	10.84	11,455,239	0.00%	25.98%	to	23.82%
2008	0.95%	to	2.65%	968,639	5.59	to	8.75	9,006,487	0.00%	-47.04%	to	-47.96%
2007	0.95%	to	2.80%	1,534,096	10.55	to	15.18	26,997,038	0.00%	5.55%	to	6.42%	*
2006	1.10%	to	2.50%	874,697	16.77	to	15.87	14,347,686	0.00%	1.86%	to	0.42%
2005	1.10%	to	2.50%	833,849	16.47	to	15.81	13,450,257	0.00%	6.55%	to	5.05%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.80%	to	1.40%	2,126,736	18.45	to	17.19	36,900,577	0.58%	25.21%	to	24.45%
2008	0.80%	to	1.40%	2,629,323	14.74	to	13.81	36,629,666	1.08%	-32.7%	to	-33.1%
2007	0.80%	to	1.40%	3,462,637	21.9	to	20.65	72,051,759	1.12%	-7.64%	to	-8.21%
2006	0.80%	to	1.40%	4,662,412	23.71	to	22.5	105,594,388	0.43%	16.36%	to	15.66%
2005	0.80%	to	1.40%	5,997,704	20.38	to	19.45	117,326,190	0.06%	2.25%	to	1.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2009	0.85%	to	2.90%	1,573,837	$8.43	to	13.66	$26,272,189	0.48%	24.79%	to	22.21%
2008	0.85%	to	2.90%	1,254,598	6.75	to	11.18	17,069,075	0.90%	-32.88%	to	-34.27%
2007	0.95%	to	2.70%	1,429,150	14.6	to	19.38	29,121,568	0.90%	-8.12%	to	-9.75%
2006	0.95%	to	2.70%	1,931,451	15.89	to	21.48	43,101,602	0.22%	15.99%	to	13.94%
2005	0.95%	to	2.50%	1,711,970	13.7	to	18.96	33,130,471	0.00%	1.81%	to	0.22%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.80%	to	1.40%	2,862,552	32.25	to	29.62	85,697,283	0.27%	33.62%	to	32.82%
2008	0.80%	to	1.40%	3,418,854	24.14	to	22.3	76,995,047	0.79%	-38.68%	to	-39.06%
2007	0.80%	to	1.40%	4,226,617	39.37	to	36.59	156,048,695	0.09%	1.31%	to	0.69%
2006	0.80%	to	1.40%	5,162,695	38.86	to	36.34	189,121,006	0.10%	11.14%	to	10.47%
2005	0.80%	to	1.40%	6,249,268	34.96	to	32.89	206,998,058	0.00%	11.42%	to	10.75%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2009	0.85%	to	2.95%	2,565,425	8.26	to	13.92	42,920,845	0.15%	33.29%	to	30.46%
2008	0.65%	to	3.25%	4,915,642	6.21	to	10.48	61,690,354	0.61%	-38.76%	to	-40.36%
2007	0.95%	to	3.25%	4,806,056	16.16	to	17.57	99,556,181	0.00%	0.92%	to	-1.44%
2006	0.95%	to	3.25%	4,583,575	16.02	to	17.83	94,540,917	0.06%	10.69%	to	8.13%
2005	0.95%	to	2.90%	3,282,029	14.47	to	16.65	61,689,901	0.00%	10.95%	to	8.77%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	0.80%	to	2.95%	5,998,819	14.93	to	10.7	75,080,727	10.13%	23.38%	to	20.71%
2008	0.80%	to	2.95%	4,888,835	12.1	to	8.86	50,278,472	7.18%	-17.95%	to	-19.73%
2007	0.80%	to	2.95%	5,127,598	14.75	to	11.04	65,624,015	3.96%	3.78%	to	1.52%
2006	0.80%	to	2.70%	4,491,128	14.21	to	11.36	56,418,087	4.15%	4%	to	2.02%
2005	0.80%	to	2.35%	4,431,813	13.67	to	11.25	54,176,221	4.11%	1.36%	to	-0.21%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2009	0.80%	to	3.3%	7,363,311	10.51	to	10.07	76,304,875	2.29%	6.25%	to	3.58%
2008	0.80%	to	2.90%	1,618,282	9.89	to	9.75	15,898,860	2.47%	-1.1%	to	-2.5%	*
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.8%	to	1.40%	59,032	3.09	to	2.92	173,754	0.00%	51.25%	to	50.33%
2008	0.80%	to	1.40%	69,320	2.04	to	1.94	135,605	0.00%	-48.98%	to	-49.29%
2007	0.80%	to	1.40%	89,808	4	to	3.83	346,234	0.00%	19.13%	to	18.4%
2006	0.80%	to	1.40%	134,349	3.36	to	3.23	437,058	0.00%	10.28%	to	9.62%
2005	0.80%	to	1.40%	206,846	3.05	to	2.95	613,233	0.00%	-1.31%	to	-1.91%
NVIT Technology & Communications Fund - Class II (GGTC2)
2009	1.15%	to	2.45%	49,650	15.3	to	13.97	742,990	0.00%	50.52%	to	48.54%
2008	1.15%	to	2.45%	59,489	10.17	to	9.41	593,313	0.00%	-49.38%	to	-50.05%
2007	0.95%	to	2.45%	77,916	13.74	to	18.83	1,535,827	0.00%	18.85%	to	17.04%
2006	0.95%	to	2.45%	86,480	11.56	to	16.09	1,441,736	0.00%	9.63%	to	7.97%
2005	0.95%	to	2.45%	103,102	10.55	to	14.9	1,576,432	0.00%	-1.72%	to	-3.2%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.80%	to	1.40%	503,843	11.39	to	10.87	5,508,883	0.00%	51.23%	to	50.31%
2008	0.80%	to	1.40%	328,516	7.53	to	7.23	2,390,551	0.00%	-49%	to	-49.31%
2007	0.80%	to	1.40%	430,126	14.77	to	14.27	6,165,718	0.00%	19.22%	to	18.49%
2006	0.80%	to	1.40%	503,432	12.38	to	12.04	6,083,287	0.00%	10.2%	to	9.53%
2005	0.80%	to	1.40%	399,751	11.24	to	10.99	4,406,502	0.00%	-1.31%	to	-1.9%
NVIT Technology & Communications Fund - Class VI (GGTC6)
2009	0.95%	to	2.80%	1,441,431	10.73	to	9.64	14,877,466	0.00%	51.04%	to	48.22%
2008	0.95%	to	2.80%	677,283	7.1	to	6.5	4,669,470	0.00%	-49.29%	to	-50.25%
2007	0.95%	to	2.80%	1,169,229	14.01	to	13.07	15,963,363	0.00%	18.76%	to	16.53%
2006	0.95%	to	2.45%	606,445	11.79	to	11.33	7,020,073	0.00%	10.14%	to	8.48%
2005	0.95%	to	2.50%	335,200	10.71	to	10.43	3,556,148	0.00%	-1.72%	to	-3.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT U.S. Growth Leaders Fund - Class II (GVUG2)
2009	0.95%	to	2.95%	964,339	$8.1	to	12.26	$14,596,668	0.00%	24.49%	to	21.97%
2008	0.95%	to	2.95%	1,047,552	6.51	to	10.06	12,820,073	0.00%	-42.03%	to	-43.2%
2007	0.95%	to	2.95%	1,094,930	11.22	to	17.7	23,231,890	0.00%	12.24%	to	18.5%	*
2006	1.10%	to	2.95%	1,117,672	18.07	to	14.94	19,776,812	0.17%	-1.6%	to	-3.43%
2005	1.10%	to	2.95%	1,053,974	18.36	to	15.47	19,056,867	0.00%	10.47%	to	8.41%
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
2009	0.80%	to	1.40%	188,997	13.43	to	12.82	2,437,489	0.00%	24.78%	to	24.03%
2008	0.80%	to	1.40%	270,231	10.76	to	10.33	2,805,775	0.00%	-41.73%	to	-42.08%
2007	0.80%	to	1.40%	329,074	18.46	to	17.84	5,894,162	0.00%	21.45%	to	20.71%
2006	0.80%	to	1.40%	454,175	15.2	to	14.78	6,733,083	0.25%	-1.08%	to	-1.68%
2005	0.80%	to	1.40%	651,383	15.37	to	15.03	9,813,069	0.00%	11.1%	to	10.43%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	0.8%	to	1.40%	46,211	12.99	to	12.94	598,142	0.34%	29.9%	to	29.38%	*
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2009	1.05%	to	2.45%	126,715	12.95	to	12.82	1,636,114	0.01%	29.46%	to	28.24%	*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	0.65%	to	3.25%	24,685,147	12.98	to	12.75	317,975,246	0.42%	29.78%	to	27.5%	*
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
2009	0.65%	to	3.25%	6,274,173	7.92	to	11.2	85,166,606	1.05%	27.43%	to	24.1%
2008	0.65%	to	3.25%	8,010,536	6.21	to	9.03	85,951,615	1.57%	-37.63%	to	-39.26%
2007	0.80%	to	3.25%	18,188,564	12.93	to	14.86	315,762,751	1.56%	-3.39%	to	-5.79%
2006	0.80%	to	3.25%	11,215,121	13.38	to	15.77	203,267,045	1.51%	14.64%	to	11.81%
2005	0.80%	to	3.00%	3,772,570	11.67	to	14.2	60,363,959	1.31%	3.12%	to	0.84%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	0.8%	to	1.40%	8,476,274	7.29	to	7.22	61,240,260	2.17%	29.79%	to	29%
2008	0.80%	to	1.40%	146,484	5.62	to	5.59	819,751	4.56%	-43.84%	to	-44.06%	*
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)
2009	0.75%	to	2.70%	7,149,290	7.26	to	7.02	51,256,307	1.92%	29.54%	to	26.99%
2008	0.95%	to	2.80%	319,169	5.6	to	5.53	1,779,763	3.53%	-44.02%	to	-44.73%	*
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.40%	to	3.25%	24,900,539	9.7	to	8.87	262,364,479	7.00%	12.87%	to	9.64%
2008	0.65%	to	3.25%	38,156,662	8.59	to	8.09	355,647,246	4.55%	-13.99%	to	-16.24%
2007	0.80%	to	3.25%	38,220,042	15.25	to	9.66	424,912,124	3.23%	3.93%	to	1.35%
2006	0.80%	to	3.25%	19,400,879	14.68	to	9.53	224,892,310	3.51%	3.37%	to	0.82%
2005	0.80%	to	2.75%	8,471,408	14.2	to	9.59	116,762,312	2.78%	0.63%	to	-1.34%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2009	0.75%	to	2.45%	649,344	10.91	to	10.79	7,051,409	0.97%	9.11%	to	7.86%	*
Low Duration Portfolio - Advisor Class (PMVLAD)
2009	0.65%	to	3.25%	14,013,653	11	to	10.81	153,020,206	1.62%	9.98%	to	8.05%	*
V.I. Basic Value Fund - Series II (AVBV2)
2008	0.80%	to	2.95%	2,569,381	5.12	to	7.08	21,201,989	0.47%	-52.29%	to	-53.33%
2007	0.80%	to	2.95%	2,902,901	10.74	to	15.16	50,651,888	0.35%	0.55%	to	-1.64%
2006	0.95%	to	2.95%	3,021,464	14.14	to	15.42	52,769,013	0.12%	11.87%	to	9.62%
2005	0.95%	to	2.95%	3,126,816	12.64	to	14.06	49,174,442	0.00%	4.43%	to	2.33%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2009	0.8%	to	2.95%	687,506	7.49	to	9.6	7,749,730	0.27%	19.75%	to	17.16%
2008	0.80%	to	2.95%	804,764	6.25	to	8.2	7,651,910	0.00%	-43.09%	to	-44.32%
2007	0.80%	to	2.95%	1,044,738	10.99	to	14.72	17,629,535	0.00%	10.83%	to	8.42%
2006	0.80%	to	2.95%	936,992	9.91	to	13.58	14,402,186	0.00%	-0.88%	to	2.94%	*
2005	0.95%	to	2.95%	783,186	12.18	to	13.19	11,580,313	0.00%	7.55%	to	5.38%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return***			Inception Date*
V.I. Capital Development Fund - Series II (AVCD2)
2009	0.80%	to	3.00%	1,278,768	$8.19	to	12.88	$19,440,268	0.00%	40.85%	to	37.73%
2008	0.80%	to	3.00%	1,176,724	5.82	to	9.35	12,813,434	0.00%	-47.55%	to	-48.72%
2007	0.80%	to	3.00%	1,288,902	11.09	to	18.24	27,002,291	0.00%	9.66%	to	7.21%
2006	0.80%	to	3.00%	1,088,041	10.12	to	17.01	20,992,339	0.00%	1.15%	to	12.78%	*
2005	0.95%	to	3.00%	938,234	13.62	to	15.09	15,894,114	0.00%	8.23%	to	6%
VPS Growth and Income Portfolio - Class B (ALVGIB)
2009	0.95%	to	2.80%	733,419	10.63	to	10.47	9,115,377	3.52%	19.21%	to	16.98%
2008	0.95%	to	2.80%	891,778	8.92	to	8.95	9,367,499	1.77%	-41.26%	to	-42.36%
2007	0.95%	to	2.90%	1,095,470	15.18	to	15.45	19,731,218	1.22%	3.86%	to	1.8%
2006	0.95%	to	2.90%	1,318,088	14.62	to	15.18	23,041,761	1.14%	15.88%	to	13.6%
2005	0.95%	to	2.90%	1,458,592	12.61	to	13.36	22,196,589	1.24%	3.6%	to	1.57%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2009	0.40%	to	2.90%	1,172,611	9.31	to	15.26	21,042,602	0.78%	42.09%	to	38.52%
2008	0.80%	to	2.80%	934,857	6.22	to	11.08	11,843,636	0.28%	-37.79%	to	-37.55%	*
2007	0.95%	to	2.40%	394,975	16.31	to	19.59	7,812,720	0.80%	0.56%	to	-0.92%
2006	0.95%	to	2.40%	436,802	16.22	to	19.77	8,743,128	0.23%	13.12%	to	11.47%
2005	0.95%	to	2.40%	472,597	14.34	to	17.73	8,416,951	0.55%	5.62%	to	4.08%
Money Market Portfolio(TM) (CHSMM)
2009	0.75%	to	1.55%	1,588,787	10.11	to	10.54	17,129,897	0.11%	-0.65%	to	-1.45%
2008	0.75%	to	1.85%	2,367,841	10.18	to	10.52	25,748,263	2.08%	1.35%	to	0.23%
2007	0.95%	to	1.85%	2,030,093	10.92	to	10.5	22,118,985	4.51%	3.74%	to	2.79%
2006	0.95%	to	1.85%	1,650,023	10.53	to	10.21	17,343,382	4.15%	3.61%	to	2.67%
2005	0.95%	to	1.90%	1,114,003	10.16	to	9.94	11,301,111	3.00%	1.77%	to	0.8%
VP Balanced Fund - Class I (ACVB)
2009	0.80%	to	1.40%	1,885,279	18.7	to	20.03	40,271,753	5.37%	14.56%	to	13.87%
2008	0.80%	to	1.40%	2,314,333	16.32	to	17.59	43,388,355	2.68%	-20.97%	to	-21.45%
2007	0.80%	to	1.40%	2,885,081	20.65	to	22.39	68,694,053	2.18%	4.09%	to	3.46%
2006	0.80%	to	1.40%	3,544,356	19.84	to	21.64	81,354,666	1.99%	8.74%	to	8.09%
2005	0.80%	to	1.40%	4,467,709	18.24	to	20.02	94,404,446	1.89%	4.1%	to	3.47%
VP Capital Appreciation Fund - Class I (ACVCA)
2008	0.80%	to	1.40%	2,882,462	11.93	to	14.27	70,456,060	0.00%	-46.62%	to	-46.94%
2007	0.80%	to	1.40%	3,530,839	22.34	to	26.89	159,958,937	0.00%	44.63%	to	43.75%
2006	0.80%	to	1.40%	3,982,752	15.45	to	18.71	124,686,439	0.00%	16.28%	to	15.58%
2005	0.80%	to	1.40%	4,837,975	13.28	to	16.19	129,211,185	0.00%	21.09%	to	20.36%
VP Income & Growth Fund - Class I (ACVIG)
2009	0.80%	to	1.40%	1,564,365	10.71	to	9.98	15,758,920	4.85%	17.15%	to	16.44%
2008	0.80%	to	1.40%	1,902,498	9.15	to	8.57	16,446,480	2.09%	-35.11%	to	-35.5%
2007	0.80%	to	1.40%	2,391,422	14.09	to	13.29	32,022,315	1.98%	-0.87%	to	-1.47%
2006	0.80%	to	1.40%	2,937,946	14.22	to	13.49	39,889,470	1.85%	16.15%	to	15.45%
2005	0.80%	to	1.40%	3,657,933	12.24	to	11.69	42,972,046	2.07%	3.8%	to	3.17%
VP Income & Growth Fund - Class II (ACVIG2)
2009	0.95%	to	2.85%	503,648	11.16	to	9.01	6,339,742	4.46%	16.66%	to	14.25%
2008	0.95%	to	2.85%	602,251	9.57	to	7.88	6,525,719	1.80%	-35.35%	to	-36.67%
2007	0.95%	to	2.85%	727,674	14.8	to	12.45	12,216,196	1.71%	-1.38%	to	-3.23%
2006	0.95%	to	2.85%	861,606	15.01	to	12.86	14,784,058	1.57%	15.71%	to	13.54%
2005	0.95%	to	2.85%	974,803	12.97	to	11.33	14,596,589	1.77%	3.53%	to	1.59%
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.40%	to	3.30%	12,382,367	10.76	to	10.83	151,758,191	1.80%	9.77%	to	6.58%
2008	0.75%	to	3.05%	10,709,237	10.07	to	10.32	120,944,215	4.72%	-2.33%	to	-4.59%
2007	0.80%	to	3.05%	6,820,642	11.89	to	10.81	79,613,998	4.31%	8.61%	to	6.14%
2006	0.80%	to	3.00%	6,878,406	10.94	to	10.21	74,548,587	3.41%	0.78%	to	-1.45%
2005	0.80%	to	3.00%	7,317,685	10.86	to	10.36	79,291,554	4.66%	0.75%	to	-1.48%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VP International Fund - Class I (ACVI)
2008	0.80%	to	1.40%	1,852,745	$15.27	to	14.16	$26,470,256	0.84%	-45.27%	to	-45.6%
2007	0.80%	to	1.40%	2,292,787	27.9	to	26.02	60,157,680	0.72%	17.11%	to	16.4%
2006	0.80%	to	1.40%	2,905,577	23.82	to	22.36	65,448,602	1.67%	24.03%	to	23.28%
2005	0.80%	to	1.40%	3,664,642	19.21	to	18.13	66,905,080	1.18%	12.35%	to	11.67%
VP International Fund - Class II (ACVI2)
2008	0.95%	to	2.15%	128,519	11.38	to	12.17	1,624,402	0.67%	-45.42%	to	-46.09%
2007	0.95%	to	2.15%	152,551	20.85	to	22.58	3,551,239	0.56%	16.79%	to	15.37%
2006	0.95%	to	2.15%	167,745	17.86	to	19.57	3,361,447	1.45%	23.56%	to	22.07%
2005	0.95%	to	2.15%	187,627	14.45	to	16.03	3,059,229	1.01%	12.03%	to	10.68%
VP International Fund - Class III (ACVI3)
2008	0.80%	to	1.40%	1,568,771	10.15	to	9.75	15,380,530	0.83%	-45.27%	to	-45.6%
2007	0.80%	to	1.40%	1,893,113	18.55	to	17.92	34,085,680	0.70%	17.11%	to	16.4%
2006	0.80%	to	1.40%	2,121,586	15.84	to	15.4	32,787,298	1.62%	24.03%	to	23.28%
2005	0.80%	to	1.40%	2,307,236	12.77	to	12.49	28,896,626	1.13%	12.2%	to	11.52%
VP International Fund - Class IV (ACVI4)
2008	0.95%	to	2.80%	943,918	9.95	to	9.11	9,133,453	0.68%	-45.47%	to	-46.5%
2007	0.95%	to	2.80%	1,081,252	18.24	to	17.03	19,305,697	0.42%	16.77%	to	14.58%
2006	0.95%	to	2.65%	741,894	15.62	to	14.92	11,421,722	1.45%	23.68%	to	21.57%
2005	0.95%	to	2.65%	771,337	12.63	to	12.27	9,654,221	0.89%	11.9%	to	9.99%
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.80%	to	1.40%	535,378	10.4	to	10.17	5,462,541	3.84%	28.91%	to	28.13%
2008	0.80%	to	1.40%	566,200	8.07	to	7.94	4,504,507	0.09%	-24.95%	to	-25.41%
2007	0.80%	to	1.40%	544,568	10.75	to	10.64	5,803,553	0.95%	-3.09%	to	-3.68%
2006	0.80%	to	1.40%	299,448	11.09	to	11.05	3,310,661	1.20%	10.94%	to	10.5%	*
VP Mid Cap Value Fund - Class II (ACVMV2)
2009	0.75%	to	3.30%	3,038,070	9.67	to	11.11	36,485,640	3.39%	28.83%	to	25.52%
2008	0.75%	to	2.90%	2,949,866	7.51	to	8.99	27,697,339	0.09%	-25.08%	to	-26.7%
2007	1.10%	to	2.90%	2,191,006	12.88	to	12.26	27,830,212	0.66%	-3.5%	to	-5.27%
2006	1.10%	to	2.90%	1,253,439	13.35	to	12.95	16,593,330	0.67%	18.91%	to	16.75%
2005	1.15%	to	2.90%	483,218	11.22	to	11.09	5,404,126	1.28%	12.21%	to	10.89%	*
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.80%	to	1.40%	259,464	7.37	to	7.08	1,847,004	0.00%	-41.95%	to	-42.3%
2007	0.80%	to	1.40%	371,822	12.7	to	12.27	4,581,136	0.00%	20.04%	to	19.31%
2006	0.80%	to	1.40%	423,522	10.58	to	10.28	4,369,846	0.00%	-4.05%	to	-4.63%
2005	0.80%	to	1.40%	704,273	11.02	to	10.78	7,610,398	0.00%	1.35%	to	0.74%
VP Ultra(R) Fund - Class II (ACVU2)
2008	0.95%	to	2.90%	868,516	7.82	to	7.74	7,868,731	0.00%	-42.2%	to	-43.34%
2007	0.95%	to	2.90%	1,079,627	13.53	to	13.65	17,056,680	0.00%	19.69%	to	17.32%
2006	0.95%	to	2.90%	1,132,582	11.31	to	11.64	15,069,024	0.00%	-4.3%	to	-6.18%
2005	0.95%	to	2.90%	1,111,532	11.82	to	12.4	15,585,166	0.00%	1.01%	to	-0.97%
VP Value Fund - Class I (ACVV)
2009	0.80%	to	1.40%	3,000,711	21.33	to	19.71	59,752,569	5.88%	18.9%	to	18.19%
2008	0.80%	to	1.40%	3,763,741	17.94	to	16.68	63,351,622	2.53%	-27.36%	to	-27.8%
2007	0.80%	to	1.40%	4,831,480	24.7	to	23.1	112,542,386	1.78%	-5.9%	to	-6.47%
2006	0.80%	to	1.40%	6,165,160	26.25	to	24.7	153,403,265	1.35%	17.71%	to	17%
2005	0.80%	to	1.40%	7,260,905	22.3	to	21.11	154,247,554	0.93%	4.2%	to	3.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VP Value Fund - Class II (ACVV2)
2009	0.75%	to	3.30%	5,307,560	$8.68	to	11.81	$76,316,151	5.43%	18.82%	to	15.77%
2008	0.75%	to	2.95%	5,916,904	7.31	to	10.41	72,299,440	2.22%	-27.35%	to	-28.97%
2007	0.95%	to	2.95%	5,881,576	14.49	to	14.65	99,951,941	1.51%	-6.21%	to	-8.12%
2006	0.95%	to	2.95%	5,699,037	15.45	to	15.95	104,054,486	1.05%	17.34%	to	14.98%
2005	0.95%	to	2.95%	4,664,738	13.16	to	13.87	73,014,202	0.59%	3.86%	to	1.77%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.80%	to	1.40%	560,487	6.77	to	6.66	3,740,623	0.00%	-49.04%	to	-49.34%
2007	0.80%	to	1.40%	951,361	13.28	to	13.14	12,519,496	0.00%	38.65%	to	37.81%
2006	1.30%	to	1.40%	15,762			9.54	150,403	0.00%	-4.56%	to	-4.63%	*
VP Vista(SM) Fund - Class II (ACVVS2)
2008	0.95%	to	2.80%	1,499,857	6.31	to	8.04	12,523,097	0.00%	-49.2%	to	-50.15%
2007	0.95%	to	2.80%	2,291,468	12.42	to	16.13	37,937,432	0.00%	24.25%	to	35.61%	*
2006	1.10%	to	2.90%	242,388	12.25	to	11.88	2,936,912	0.00%	7.68%	to	5.73%
2005	1.10%	to	2.90%	106,490	11.37	to	11.23	1,205,764	0.00%	13.72%	to	12.35%	*
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.40%	to	2.90%	2,741,931	9.06	to	14.26	41,696,031	2.51%	24.53%	to	21.4%
2008	0.80%	to	2.80%	2,849,922	10.29	to	11.82	34,819,726	0.81%	-31.47%	to	-32.85%
2007	0.80%	to	2.70%	2,789,752	15.01	to	19.17	49,316,620	0.40%	-1.45%	to	-3.35%
2006	0.80%	to	2.50%	3,003,653	15.23	to	20	53,124,303	0.42%	13.5%	to	11.56%
2005	0.80%	to	2.50%	3,454,461	13.42	to	17.92	52,798,571	0.00%	6.38%	to	4.56%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.80%	to	1.40%	10,005,487	21.14	to	24.87	251,973,988	2.07%	25.32%	to	24.57%
2008	0.80%	to	1.40%	11,829,308	16.87	to	19.97	239,007,065	2.04%	-37.64%	to	-38.02%
2007	0.80%	to	1.40%	14,260,866	27.05	to	32.22	464,467,374	1.71%	4.41%	to	3.77%
2006	0.80%	to	1.40%	17,471,027	25.91	to	31.05	547,761,774	1.59%	14.58%	to	13.89%
2005	0.80%	to	1.40%	21,479,216	22.61	to	27.26	590,648,682	1.54%	3.86%	to	3.23%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2009	0.75%	to	2.85%	7,000,385	7.98	to	11.11	92,376,592	1.85%	25.1%	to	22.45%
2008	0.95%	to	2.85%	6,903,789	9.2	to	9.08	73,597,957	1.77%	-37.92%	to	-39.11%
2007	0.95%	to	2.90%	7,232,672	14.82	to	14.87	124,891,794	1.53%	3.99%	to	1.93%
2006	0.95%	to	2.90%	7,034,417	14.25	to	14.59	117,546,992	1.41%	14.11%	to	11.87%
2005	0.95%	to	3.00%	6,341,787	12.49	to	13	93,210,382	1.41%	3.44%	to	1.31%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	0.80%	to	1.40%	2,105,786	16.95	to	20.29	45,091,981	0.98%	32.69%	to	31.88%
2008	0.80%	to	1.40%	2,380,596	12.77	to	15.38	38,616,074	0.77%	-34.95%	to	-35.34%
2007	0.80%	to	1.40%	2,887,153	19.64	to	23.79	72,290,938	0.55%	6.92%	to	6.27%
2006	0.80%	to	1.40%	3,504,269	18.37	to	22.39	82,432,140	0.11%	8.33%	to	7.68%
2005	0.80%	to	1.40%	4,359,987	16.95	to	20.79	95,023,542	0.00%	2.79%	to	2.17%
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.80%	to	1.40%	1,906,125	14.46	to	13.41	25,808,007	2.70%	21.58%	to	20.84%
2008	0.80%	to	1.40%	2,251,894	11.9	to	11.1	25,206,414	2.03%	-30.12%	to	-30.54%
2007	0.80%	to	1.40%	2,667,862	17.02	to	15.98	42,947,989	1.61%	6.27%	to	5.62%
2006	0.80%	to	1.40%	3,227,567	16.02	to	15.12	49,149,665	1.58%	15.55%	to	14.85%
2005	0.80%	to	1.40%	4,029,605	13.86	to	13.17	53,378,443	0.02%	3.55%	to	2.92%
Appreciation Portfolio - Service Shares (DCAPS)
2009	0.75%	to	3.00%	1,768,979	8.63	to	11.21	23,417,821	2.14%	21.31%	to	18.56%
2008	0.75%	to	3.00%	1,678,407	7.12	to	9.45	18,482,018	1.65%	-30.25%	to	-31.83%
2007	0.95%	to	3.00%	1,388,567	14.34	to	13.87	22,154,594	1.41%	5.83%	to	3.63%
2006	0.95%	to	3.00%	1,641,093	13.55	to	13.38	24,926,948	1.35%	15.11%	to	12.73%
2005	0.95%	to	3.00%	1,814,647	11.77	to	11.87	24,136,811	0.00%	3.13%	to	1%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Developing Leaders Portfolio - Service Shares (DVDLS)
2009	0.95%	to	2.40%	130,684	$8.54	to	9.95	$1,382,149	1.28%	24.57%	to	22.74%
2008	0.95%	to	2.40%	145,489	6.85	to	8.11	1,231,064	0.56%	-38.36%	to	-39.27%
2007	0.95%	to	2.40%	189,656	11.12	to	13.35	2,613,330	0.53%	-12.13%	to	-13.42%
2006	0.95%	to	2.40%	278,075	12.65	to	15.42	4,374,516	0.17%	2.54%	to	1.04%
2005	0.95%	to	2.40%	339,465	12.34	to	15.26	5,241,910	0.00%	4.56%	to	3.03%
Growth and Income Portfolio - Initial Shares (DGI)
2009	0.80%	to	1.40%	1,288,723	12.39	to	11.44	14,891,654	1.32%	27.76%	to	26.98%
2008	0.80%	to	1.40%	1,549,201	9.69	to	9.01	14,086,099	0.63%	-40.89%	to	-41.25%
2007	0.80%	to	1.40%	1,896,207	16.4	to	15.34	29,317,204	0.75%	7.57%	to	6.92%
2006	0.80%	to	1.40%	2,372,008	15.25	to	14.35	34,268,064	0.76%	13.6%	to	12.91%
2005	0.80%	to	1.40%	2,832,165	13.42	to	12.71	36,194,164	1.29%	2.53%	to	1.91%
Capital Appreciation Fund II - Service Shares (FCA2S)
2009	0.95%	to	2.25%	134,046	11.39	to	9.41	1,702,974	0.76%	12.19%	to	10.58%
2008	0.95%	to	2.55%	173,986	10.15	to	10.97	1,971,709	0.02%	-30.34%	to	-31.46%
2007	0.95%	to	3.15%	192,944	14.57	to	14.35	3,164,519	0.55%	8.59%	to	6.17%
2006	0.95%	to	3.15%	212,094	13.42	to	13.52	3,225,966	0.53%	14.69%	to	12.15%
2005	1.05%	to	3.15%	236,710	11.67	to	12.06	3,170,136	0.84%	0.63%	to	-1.5%
Clover Value Fund II - Service Shares (FALFS)
2009	0.95%	to	2.40%	86,156	9.69	to	10.39	924,331	2.19%	13.42%	to	11.76%
2008	0.95%	to	2.75%	95,239	8.54			900,294	1.53%	-34.59%	to	-35.78%
2007	0.95%	to	2.75%	123,768	13.06	to	13.3	1,796,271	1.29%	-10.72%	to	-12.36%
2006	0.95%	to	2.75%	147,270	14.63	to	15.17	2,411,405	1.22%	15.38%	to	13.29%
2005	0.95%	to	2.75%	177,529	12.68	to	13.39	2,536,537	1.27%	3.78%	to	1.9%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.80%	to	2.65%	746,449	9.98	to	9.32	7,250,437	1.52%	0.47%	to	-1.4%
2008	0.80%	to	2.80%	918,459	9.94	to	9.41	8,951,034	1.07%	-1.66%	to	-3.64%
2007	0.80%	to	2.35%	295,662	10.1	to	9.84	2,944,941	1.37%	-2.28%	to	-3.81%
2006	1.15%	to	2.30%	326,855	10.32	to	10.24	3,358,443	0.00%	3.16%	to	2.37%	*
Quality Bond Fund II - Primary Shares (FQB)
2009	0.80%	to	1.40%	988,389	13.65	to	13.03	12,949,621	6.58%	19.47%	to	18.75%
2008	0.80%	to	1.40%	1,061,286	11.42	to	10.97	11,701,500	5.61%	-8.03%	to	-8.59%
2007	0.80%	to	1.40%	1,330,368	12.42	to	12	16,034,879	4.53%	4.54%	to	3.9%
2006	0.80%	to	1.40%	1,361,037	11.88	to	11.55	15,768,662	4.34%	3.32%	to	2.7%
2005	0.80%	to	1.40%	1,866,157	11.5	to	11.25	21,031,569	3.80%	0.49%	to	-0.12%
Quality Bond Fund II - Service Shares (FQBS)
2009	0.95%	to	2.95%	4,565,974	12.27	to	10.54	53,792,192	6.26%	19.01%	to	16.61%
2008	0.95%	to	2.95%	4,844,381	10.31	to	9.04	48,257,499	4.88%	-8.43%	to	-10.28%
2007	0.95%	to	2.95%	5,168,222	11.26	to	10.07	56,663,144	4.31%	4.14%	to	2.02%
2006	0.95%	to	2.95%	4,875,943	10.81	to	9.88	51,727,060	3.80%	2.94%	to	0.86%
2005	0.95%	to	2.95%	4,648,453	10.51	to	9.79	48,245,065	3.29%	0.03%	to	-1.98%
Contrafund Portfolio - Service Class 2 (FC2)
2009	0.95%	to	3.10%	14,053,840	8.45	to	13.83	231,399,877	1.15%	34.18%	to	31.27%
2008	0.95%	to	3.10%	16,338,369	6.29	to	10.54	201,905,123	0.73%	-43.24%	to	-44.47%
2007	0.95%	to	3.10%	18,440,700	11.09	to	18.97	404,049,775	0.79%	10.88%	to	13.65%	*
2006	1.10%	to	3.10%	16,826,492	19.42	to	16.7	319,679,085	1.04%	10.21%	to	7.99%
2005	1.10%	to	3.10%	13,262,039	17.62	to	15.46	229,643,763	0.09%	15.37%	to	13.04%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Equity-Income Portfolio - Initial Class (FEIP)
2009	0.80%	to	1.40%	11,095,521	$19.99	to	24.53	$392,467,682	2.23%	29.17%	to	28.39%
2008	0.80%	to	1.40%	13,248,157	15.48	to	19.11	363,508,408	2.28%	-43.11%	to	-43.46%
2007	0.80%	to	1.40%	16,421,321	27.21	to	33.8	788,830,764	1.74%	0.71%	to	0.1%
2006	0.80%	to	1.40%	19,837,866	27.02	to	33.76	941,295,561	3.26%	19.23%	to	18.52%
2005	0.80%	to	1.40%	24,111,620	22.66	to	28.49	951,276,572	1.68%	5.02%	to	4.39%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2009	1.10%	to	3.10%	778,358	17.06	to	13.21	12,618,401	0.37%	55.42%	to	52.28%
2008	1.10%	to	3.10%	844,676	10.98	to	8.68	8,862,131	0.49%	-51.82%	to	-52.8%
2007	1.10%	to	3.10%	1,045,050	22.79	to	18.38	22,900,224	0.63%	4.28%	to	2.15%
2006	1.10%	to	3.10%	1,184,531	21.85	to	18	25,032,411	0.35%	14.74%	to	12.42%
2005	1.10%	to	3.10%	1,244,308	19.04	to	16.01	23,050,709	0.00%	1.3%	to	-0.74%
High Income Portfolio - Initial Class (FHIP)
2009	0.80%	to	1.40%	2,706,774	15.77	to	16.7	64,906,933	7.64%	42.81%	to	41.94%
2008	0.80%	to	1.40%	3,333,874	11.05	to	11.77	56,114,072	7.80%	-25.59%	to	-26.04%
2007	0.80%	to	1.40%	4,420,785	14.84	to	15.91	100,020,943	6.64%	1.96%	to	1.34%
2006	0.80%	to	1.40%	7,076,863	14.56	to	15.7	153,544,649	7.13%	10.35%	to	9.68%
2005	0.80%	to	1.40%	8,818,397	13.19	to	14.31	171,137,153	14.50%	1.88%	to	1.27%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2009	0.80%	to	1.40%	5,946,996	20.66	to	19.89	175,392,894	2.33%	28.08%	to	27.31%
2008	0.80%	to	1.40%	6,966,315	16.13	to	15.62	160,712,631	2.43%	-29.29%	to	-29.72%
2007	0.80%	to	1.40%	8,375,163	22.81	to	22.23	272,815,879	6.05%	14.58%	to	13.88%
2006	0.80%	to	1.40%	10,118,900	19.91	to	19.52	286,791,929	2.82%	6.46%	to	5.82%
2005	0.80%	to	1.40%	12,409,816	18.7	to	18.45	329,413,384	2.78%	3.21%	to	2.59%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	0.80%	to	1.40%	12,707,542	29.3	to	29.18	374,619,416	1.36%	34.62%	to	33.81%
2008	0.80%	to	1.40%	15,111,468	21.76	to	21.8	332,663,039	0.91%	-42.97%	to	-43.32%
2007	0.80%	to	1.40%	18,212,023	38.16	to	38.47	706,656,295	0.90%	16.65%	to	15.94%
2006	0.80%	to	1.40%	21,578,263	32.72	to	33.18	721,451,899	1.27%	10.83%	to	10.16%
2005	0.80%	to	1.40%	24,802,463	29.52	to	30.12	752,002,828	0.29%	16%	to	15.31%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2009	0.75%	to	2.75%	5,512,532	7.45	to	13.56	78,214,047	0.23%	46.47%	to	43.51%
2008	0.75%	to	2.80%	5,594,487	5.08	to	9.43	54,788,140	0.00%	-54.75%	to	-55.69%
2007	0.80%	to	2.80%	5,413,172	13.59	to	21.28	118,510,583	0.13%	44.47%	to	41.54%
2006	0.80%	to	2.80%	2,923,524	9.41	to	15.03	44,870,467	0.90%	-5.92%	to	13.36%	*
2005	1.10%	to	2.75%	1,080,443	13.42	to	13.27	14,439,718	0.70%	34.16%	to	32.67%	*
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2009	0.95%	to	3.3%	8,973,964	6.91	to	10.76	117,787,793	2.15%	28.65%	to	25.6%
2008	0.95%	to	2.95%	9,142,932	5.37	to	8.75	93,902,730	2.22%	-43.36%	to	-44.5%
2007	0.95%	to	2.95%	9,650,205	9.48	to	15.76	176,168,699	1.71%	-5.21%	to	-1.73%	*
2006	1.10%	to	2.95%	9,285,688	18.74	to	16.04	170,040,794	2.92%	18.61%	to	16.4%
2005	1.10%	to	2.95%	8,101,371	15.8	to	13.78	125,643,989	1.28%	4.41%	to	2.47%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2009	0.80%	to	1.40%	508,093	10.41	to	10.18	5,184,551	3.74%	23.16%	to	22.41%
2008	0.80%	to	1.40%	534,668	8.45	to	8.31	4,453,816	2.86%	-25.68%	to	-26.13%
2007	0.80%	to	1.40%	450,333	11.37	to	11.25	5,074,439	3.44%	7.77%	to	7.12%
2006	1.30%	to	1.40%	162,866	10.51			1,711,515	3.28%	5.13%	to	5.05%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2009	1.10%	to	2.70%	5,580,362	$11.3	to	10.47	$61,055,820	4.30%	22.59%	to	20.61%
2008	1.10%	to	2.70%	4,645,289	9.22	to	8.68	41,630,317	2.85%	-25.99%	to	-27.19%
2007	1.10%	to	2.70%	3,748,220	12.45	to	11.92	45,656,435	2.62%	7.22%	to	5.48%
2006	1.10%	to	2.70%	2,744,382	11.62	to	11.3	31,383,195	2.38%	8.38%	to	6.63%
2005	1.15%	to	2.70%	851,649	10.71	to	10.6	9,071,545	0.85%	7.14%	to	6.02%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2009	0.80%	to	1.40%	762,019	9.85	to	9.63	7,363,537	3.51%	27.75%	to	26.97%
2008	0.80%	to	1.40%	715,854	7.71	to	7.58	5,443,001	2.80%	-33.25%	to	-33.65%
2007	0.80%	to	1.40%	521,510	11.55	to	11.43	5,970,926	3.23%	9.28%	to	8.62%
2006	1.30%	to	1.40%	138,522	10.53			1,458,810	2.86%	5.33%	to	5.25%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2009	1.10%	to	2.85%	10,446,737	11.19	to	10.3	114,146,511	3.98%	27.13%	to	24.88%
2008	1.10%	to	2.90%	6,972,856	8.8	to	8.23	60,026,433	2.68%	-33.54%	to	-34.75%
2007	1.10%	to	2.90%	5,452,403	13.25	to	12.61	70,902,100	2.44%	8.75%	to	6.76%
2006	1.10%	to	2.90%	3,209,353	12.18	to	11.81	38,598,876	1.89%	10.48%	to	8.47%
2005	1.15%	to	2.90%	1,450,199	11.02	to	10.89	15,908,277	1.01%	10.21%	to	8.91%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2009	0.80%	to	1.40%	589,970	9.35	to	9.15	5,416,444	2.40%	30.35%	to	29.56%
2008	0.80%	to	1.40%	481,061	7.17	to	7.06	3,404,900	2.59%	-38.57%	to	-38.94%
2007	0.80%	to	1.40%	307,780	11.68	to	11.56	3,564,229	3.24%	10.31%	to	9.64%
2006	0.80%	to	1.40%	85,450	10.59	to	10.55	901,603	2.10%	5.88%	to	5.46%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2009	1.10%	to	2.70%	1,783,182	10.93	to	10.13	18,869,954	2.17%	29.74%	to	27.64%
2008	1.10%	to	2.70%	1,631,753	8.43	to	7.94	13,382,199	2.19%	-38.85%	to	-39.84%
2007	1.10%	to	2.70%	1,398,391	13.78	to	13.2	18,889,628	2.17%	9.85%	to	8.07%
2006	1.10%	to	2.90%	1,094,121	12.55	to	12.17	13,545,883	1.72%	11.69%	to	9.66%
2005	1.15%	to	2.90%	626,404	11.23	to	11.1	6,999,070	0.99%	12.29%	to	10.97%	*
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.80%	to	1.40%	1,657,626	9.27	to	8.59	14,371,980	0.47%	44.68%	to	43.81%
2008	0.80%	to	1.40%	1,893,306	6.4	to	5.97	11,404,425	0.37%	-55.38%	to	-55.65%
2007	0.80%	to	1.40%	2,355,583	14.35	to	13.47	31,965,894	0.00%	22.19%	to	21.45%
2006	0.80%	to	1.40%	2,712,499	11.75	to	11.09	30,268,618	0.72%	4.61%	to	3.98%
2005	0.80%	to	1.40%	3,577,040	11.23	to	10.67	38,352,113	0.93%	8.02%	to	7.37%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2009	0.80%	to	1.40%	8,786,028	16.02	to	20.53	353,773,768	0.43%	27.26%	to	26.49%
2008	0.80%	to	1.40%	10,315,116	12.59	to	16.23	326,253,847	0.76%	-47.59%	to	-47.91%
2007	0.80%	to	1.40%	12,473,199	24.02	to	31.16	745,751,636	0.84%	25.94%	to	25.18%
2006	0.80%	to	1.40%	15,379,782	19.07	to	24.89	723,221,795	0.41%	6%	to	5.36%
2005	0.80%	to	1.40%	19,493,494	17.99	to	23.63	851,535,193	0.51%	4.95%	to	4.32%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2009	0.85%	to	3.00%	3,652,787	6.85	to	10.16	44,823,650	0.21%	26.88%	to	24.13%
2008	0.85%	to	3.00%	3,750,535	5.4	to	8.19	36,441,386	0.53%	-47.76%	to	-48.89%
2007	0.95%	to	3.00%	4,763,730	11.9	to	16.02	89,331,698	0.32%	19.02%	to	22.84%	*
2006	1.10%	to	3.00%	3,396,781	15.59	to	13.04	51,229,656	0.16%	5.4%	to	3.38%
2005	1.10%	to	3.00%	3,421,593	14.79	to	12.61	49,127,180	0.25%	4.35%	to	2.35%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2009	0.80%	to	1.40%	2,439,833	10.46	to	10.29	25,152,368	8.56%	42.67%	to	41.8%
2008	0.80%	to	1.40%	1,960,090	7.33	to	7.26	14,240,462	8.85%	-25.48%	to	-25.94%
2007	0.80%	to	1.40%	1,244,598	9.84	to	9.8	12,199,909	16.76%	-1.62%	to	-2.02%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.80%	to	1.40%	2,383,390	$12.53	to	12.04	$28,829,928	8.21%	14.75%	to	14.05%
2008	0.80%	to	1.40%	1,760,865	10.92	to	10.55	18,661,455	4.21%	-4.12%	to	-4.7%
2007	0.80%	to	1.40%	1,827,483	11.39	to	11.07	20,308,029	3.93%	3.37%	to	2.74%
2006	0.80%	to	1.40%	1,663,367	11.02	to	10.78	17,973,250	3.75%	3.47%	to	2.84%
2005	0.80%	to	1.40%	1,541,808	10.65	to	10.48	16,185,460	3.17%	1.27%	to	0.65%
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2009	0.65%	to	3.25%	43,332,353	11.06	to	10.5	513,869,040	8.32%	14.72%	to	11.72%
2008	0.65%	to	3.25%	38,795,425	9.64	to	9.4	405,358,697	3.91%	-4.09%	to	-6.6%
2007	0.95%	to	3.25%	39,988,032	10.15	to	10.06	440,398,413	2.72%	1.47%	to	0.68%	*
2006	1.10%	to	3.25%	17,350,200	11.06	to	10	187,123,591	2.12%	2.99%	to	0.76%
2005	1.10%	to	2.90%	6,089,737	10.74	to	10.02	64,530,741	2.84%	0.78%	to	-1.05%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.80%	to	1.40%	2,397,217	9.44	to	9.23	22,207,442	0.64%	38.89%	to	38.06%
2008	0.80%	to	1.40%	2,030,889	6.8	to	6.69	13,616,500	0.35%	-39.99%	to	-40.36%
2007	0.80%	to	1.40%	1,880,661	11.33	to	11.22	21,120,448	0.77%	14.56%	to	13.86%
2006	0.80%	to	1.40%	1,041,179	9.89	to	9.85	10,260,773	0.00%	-1.1%	to	-1.5%	*
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2009	0.75%	to	3.30%	9,082,067	8.59	to	18.1	187,933,011	0.47%	38.7%	to	35.14%
2008	0.75%	to	3.10%	8,779,121	6.19	to	13.55	132,721,800	0.24%	-40.06%	to	-41.48%
2007	0.95%	to	3.10%	8,968,155	10.66	to	23.16	228,696,376	0.50%	6.62%	to	11.74%	*
2006	1.10%	to	3.10%	8,219,016	23.02	to	20.73	184,744,089	0.17%	11.17%	to	8.93%
2005	1.10%	to	3.10%	7,193,078	20.7	to	19.03	146,085,937	0.00%	16.72%	to	14.37%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2009	0.80%	to	1.40%	3,184,055	18.48	to	18.45	73,086,949	2.10%	25.52%	to	24.76%
2008	0.80%	to	1.40%	3,203,770	14.72	to	14.79	68,743,113	2.41%	-44.26%	to	-44.59%
2007	0.80%	to	1.40%	3,885,215	26.41	to	26.69	150,451,052	3.32%	16.37%	to	15.66%
2006	0.80%	to	1.40%	5,556,872	22.7	to	23.07	158,028,879	0.90%	17.14%	to	16.43%
2005	0.80%	to	1.40%	6,764,235	19.38	to	19.82	164,441,055	0.66%	18.1%	to	17.38%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2009	0.80%	to	1.40%	2,611,534	14.02	to	13.38	35,178,482	2.07%	25.59%	to	24.83%
2008	0.80%	to	1.40%	3,742,007	11.16	to	10.72	34,538,550	2.39%	-44.26%	to	-44.6%
2007	0.80%	to	1.40%	4,559,645	20.03	to	19.35	75,531,894	3.35%	16.41%	to	15.7%
2006	0.80%	to	1.40%	4,321,249	17.2	to	16.72	72,538,615	0.89%	17.08%	to	16.37%
2005	0.80%	to	1.40%	4,309,892	14.69	to	14.37	62,111,628	0.64%	18.16%	to	17.45%
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
2009	1.10%	to	2.30%	224,881	18.23	to	16.77	3,903,354	1.77%	24.83%	to	23.32%
2008	1.10%	to	2.30%	286,835	14.61	to	13.6	4,029,619	2.20%	-44.58%	to	-45.25%
2007	1.10%	to	2.30%	341,789	26.35	to	24.83	8,701,501	2.94%	15.76%	to	14.35%
2006	1.10%	to	2.30%	395,811	22.77	to	21.72	8,723,911	0.71%	16.48%	to	15.07%
2005	1.10%	to	2.30%	445,790	19.55	to	18.87	8,474,142	0.53%	17.48%	to	16.06%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2009	0.75%	to	2.95%	4,511,884	7.19	to	10.88	53,010,704	2.15%	25.25%	to	22.48%
2008	0.95%	to	2.85%	3,739,265	5.9	to	8.93	35,540,446	2.29%	-44.48%	to	-45.55%
2007	0.95%	to	2.80%	4,158,503	10.63	to	16.43	71,506,434	3.02%	6.3%	to	13.77%	*
2006	1.10%	to	2.65%	3,262,947	15.12	to	14.5	48,966,115	0.68%	16.52%	to	14.7%
2005	1.10%	to	2.75%	2,671,311	12.98	to	12.62	34,592,870	0.39%	17.44%	to	15.49%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.80%	to	1.40%	592,992	$12.28	to	11.72	$6,997,937	0.52%	56.14%	to	55.19%
2008	0.80%	to	1.40%	634,932	7.87	to	7.55	4,824,772	0.60%	-51.57%	to	-51.86%
2007	0.80%	to	1.40%	841,048	16.24	to	15.69	13,262,544	0.93%	4.75%	to	4.11%
2006	0.80%	to	1.40%	959,780	15.5	to	15.07	14,522,707	0.54%	15.27%	to	14.58%
2005	0.80%	to	1.40%	1,313,761	13.45	to	13.15	17,327,837	0.00%	1.74%	to	1.12%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2009	0.80%	to	2.95%	10,706,434	10.78	to	9.95	112,298,334	7.94%	34.51%	to	31.6%
2008	0.80%	to	2.95%	10,666,736	8.01	to	7.56	83,813,696	5.45%	-30.22%	to	-31.73%
2007	0.80%	to	2.95%	10,613,089	11.48	to	11.07	120,358,043	3.75%	2.92%	to	0.68%
2006	0.80%	to	2.80%	4,753,427	11.16	to	11.01	52,751,296	0.46%	11.57%	to	10.07%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2009	0.95%	to	3.00%	5,182,224	11.6	to	11.22	68,954,337	1.46%	16.23%	to	13.82%
2008	0.95%	to	3.00%	6,005,955	9.98	to	9.86	69,210,732	1.80%	-27.79%	to	-29.29%
2007	0.95%	to	3.00%	7,191,142	13.82	to	13.94	115,583,625	2.42%	-3.62%	to	-5.62%
2006	0.95%	to	3.00%	8,485,936	14.33	to	14.78	142,480,300	1.10%	16.01%	to	13.62%
2005	0.95%	to	3.00%	8,398,809	12.36	to	13	122,425,253	0.91%	2.45%	to	0.33%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2009	0.65%	to	3.25%	10,676,595	8.85	to	14.23	182,350,127	0.77%	28.32%	to	24.96%
2008	0.75%	to	3.05%	3,847,456	6.89	to	11.52	51,984,101	1.08%	-33.52%	to	-35.06%
2007	0.80%	to	3.05%	3,336,527	9.87	to	17.74	68,664,008	0.72%	-3.16%	to	-5.37%
2006	0.80%	to	2.80%	3,184,805	10.19	to	18.93	68,147,428	0.58%	1.91%	to	13.71%	*
2005	0.95%	to	2.65%	2,432,175	15.07	to	18.19	45,353,134	0.81%	7.74%	to	5.89%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.80%	to	2.80%	2,307,480	10.99	to	15.11	36,881,360	4.14%	71.25%	to	67.8%
2008	0.80%	to	2.80%	2,181,313	6.42	to	9.01	20,523,237	2.72%	-53.05%	to	-54%
2007	0.80%	to	2.80%	2,877,413	13.67	to	19.58	57,939,683	1.81%	27.66%	to	25.08%
2006	0.80%	to	2.80%	1,703,817	10.71	to	15.66	27,220,949	1.21%	7.06%	to	24.59%	*
2005	1.10%	to	2.75%	588,613	12.71	to	12.57	7,454,753	0.17%	27.11%	to	25.7%	*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2009	0.95%	to	2.25%	300,587	16.08	to	17.84	5,623,798	3.46%	35.74%	to	33.96%
2008	0.95%	to	2.25%	358,613	11.85	to	13.32	4,967,042	2.39%	-40.95%	to	-41.72%
2007	0.95%	to	2.25%	462,809	20.06	to	22.86	10,928,425	1.98%	14.35%	to	12.85%
2006	0.95%	to	2.25%	531,179	17.54	to	20.25	11,028,499	1.19%	20.29%	to	18.72%
2005	0.95%	to	2.25%	634,836	14.58	to	17.06	11,022,531	1.12%	9.13%	to	7.7%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.80%	to	3.30%	6,859,765	10.04	to	12.14	91,812,073	5.47%	36.1%	to	32.67%
2008	0.65%	to	3.25%	25,106,259	6.17	to	9.17	247,362,383	2.54%	-40.78%	to	-42.33%
2007	0.80%	to	3.25%	16,511,364	12.48	to	15.91	278,332,427	1.98%	14.52%	to	11.67%
2006	0.80%	to	3.25%	8,716,921	10.89	to	14.24	129,480,230	1.07%	8.94%	to	17.53%	*
2005	0.95%	to	2.90%	3,144,611	12.6	to	12.19	39,198,071	1.15%	9.09%	to	6.95%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.80%	to	2.75%	5,360,877	14.32	to	13.7	77,988,157	14.04%	17.74%	to	15.42%
2008	0.80%	to	2.80%	5,797,396	12.17	to	11.85	72,143,518	3.87%	5.36%	to	3.23%
2007	0.80%	to	2.80%	4,159,217	11.55	to	11.48	49,473,961	2.64%	10.14%	to	7.91%
2006	1.10%	to	2.65%	1,905,578	10.95	to	10.66	20,725,398	2.53%	11.61%	to	9.86%
2005	1.15%	to	2.65%	501,187	9.81	to	9.71	4,902,407	0.88%	-1.94%	to	-2.93%	*
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2009	0.80%	to	2.65%	1,391,741	8.55	to	8.29	11,759,706	4.02%	29.21%	to	26.8%
2008	0.80%	to	2.65%	456,888	6.62	to	6.54	3,010,257	3.50%	-33.79%	to	-34.62%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return***			Inception Date*
Growth Portfolio - I Class Shares (AMTG)
2009	1.30%			12	$42.58			$511	0.00%	28.66%
2008	0.80%	to	1.40%	2,411,370	12.76	to	14.52	67,084,772	0.00%	-44.13%	to	-44.47%
2007	0.80%	to	1.40%	2,896,657	22.83	to	26.15	143,154,846	0.00%	21.71%	to	20.97%
2006	0.80%	to	1.40%	3,507,840	18.76	to	21.62	141,328,488	0.00%	13.16%	to	12.48%
2005	0.80%	to	1.40%	4,407,773	16.58	to	19.22	155,259,354	0.00%	12.59%	to	11.91%
Guardian Portfolio - I Class Shares (AMGP)
2008	0.80%	to	1.40%	928,163	9.15	to	8.57	8,023,491	0.53%	-37.75%	to	-38.13%
2007	0.80%	to	1.40%	1,105,261	14.69	to	13.86	15,420,332	0.26%	6.52%	to	5.88%
2006	0.80%	to	1.40%	1,399,614	13.79	to	13.09	18,425,578	0.61%	12.47%	to	11.79%
2005	0.80%	to	1.40%	1,777,747	12.26	to	11.71	20,912,861	0.14%	7.53%	to	6.88%
International Portfolio - S Class Shares (AMINS)
2008	0.80%	to	3.25%	1,025,292	5.65	to	7.1	7,732,508	0.00%	-46.87%	to	-48.18%
2007	0.80%	to	3.25%	20,563,376	10.64	to	13.71	293,656,493	2.14%	2.38%	to	-0.16%
2006	0.80%	to	3.25%	10,936,799	10.39	to	13.73	153,950,501	0.34%	3.93%	to	19.45%	*
2005	1.10%	to	2.90%	816,611	11.66	to	11.52	9,478,809	0.19%	16.64%	to	15.23%	*
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2008	0.95%	to	2.45%	400,219	10.54	to	11.44	4,818,061	0.00%	-44.05%	to	-44.9%
2007	0.95%	to	2.80%	507,184	18.83	to	20.39	10,958,939	0.00%	21.03%	to	18.76%
2006	0.95%	to	2.80%	502,810	15.56	to	17.17	9,020,221	0.00%	13.39%	to	11.27%
2005	0.95%	to	2.80%	497,419	13.72	to	15.43	7,966,901	0.00%	12.35%	to	10.26%
Partners Portfolio- I Class Shares (AMTP)
2008	0.80%	to	1.40%	4,031,046	14.91	to	17.56	71,403,179	0.49%	-52.77%	to	-53.06%
2007	0.80%	to	1.40%	4,821,251	31.57	to	37.41	181,803,724	0.61%	8.46%	to	7.8%
2006	0.80%	to	1.40%	5,867,088	29.1	to	34.71	205,069,108	0.68%	11.35%	to	10.67%
2005	0.80%	to	1.40%	7,134,701	26.14	to	31.36	225,087,003	0.95%	17.1%	to	16.4%
Regency Portfolio - S Class Shares (AMRS)
2008	0.80%	to	2.95%	1,216,019	5.6	to	6.46	8,275,433	0.93%	-46.38%	to	-47.55%
2007	0.80%	to	2.95%	1,309,013	10.44	to	12.31	16,737,536	0.38%	2.22%	to	0%
2006	0.80%	to	2.55%	1,440,361	10.21	to	12.39	18,134,505	0.33%	2.14%	to	8.11%	*
2005	1.10%	to	2.70%	345,932	11.58	to	11.45	3,990,761	0.00%	15.77%	to	14.53%	*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.80%	to	2.80%	371,443	7.12	to	9.44	4,086,114	0.00%	21.77%	to	19.32%
2008	0.80%	to	2.80%	406,370	5.85	to	7.91	3,706,928	0.00%	-39.96%	to	-41.17%
2007	0.80%	to	2.80%	392,938	9.74	to	13.45	6,032,559	0.00%	-0.29%	to	-2.32%
2006	0.80%	to	2.50%	399,331	9.77	to	15.09	6,218,632	0.00%	-2.34%	to	2.63%	*
2005	0.95%	to	2.50%	361,496	12.43	to	14.71	5,431,443	0.00%	1.92%	to	0.33%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	0.80%	to	2.95%	2,058,008	11.32	to	11.95	27,018,092	2.16%	30.38%	to	27.55%
2008	0.80%	to	3.05%	2,392,040	8.68	to	9.31	24,246,445	0.27%	-39.93%	to	-41.29%
2007	0.80%	to	3.25%	29,683,131	14.45	to	15.71	500,470,234	0.10%	6.75%	to	4.1%
2006	0.80%	to	3.25%	14,567,602	13.54	to	15.09	232,049,667	0.09%	12.8%	to	10.02%
2005	0.80%	to	3.00%	2,318,131	12	to	13.81	33,095,968	0.00%	6%	to	3.66%
Balanced Fund/VA - Non-Service Shares (OVMS)
2009	0.80%	to	1.40%	2,404,729	16.46	to	17.26	50,938,065	0.00%	20.92%	to	20.19%
2008	0.80%	to	1.40%	2,972,160	13.61	to	14.36	52,339,138	2.98%	-43.92%	to	-44.26%
2007	0.80%	to	1.40%	3,793,326	24.27	to	25.77	119,039,885	2.68%	2.95%	to	2.33%
2006	0.80%	to	1.40%	4,523,880	23.58	to	25.18	137,769,586	2.17%	10.26%	to	9.59%
2005	0.80%	to	1.40%	5,647,775	21.38	to	22.98	155,150,510	1.80%	3.06%	to	2.44%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95%	to	2.95%	3,035,663	$11.08	to	10.93	$40,147,457	0.01%	42.78%	to	39.9%
2008	0.95%	to	2.95%	3,576,621	7.76	to	7.81	33,310,024	0.00%	-46.18%	to	-47.27%
2007	0.95%	to	2.95%	3,981,882	14.42	to	14.82	69,363,812	0.01%	12.77%	to	10.48%
2006	0.95%	to	2.95%	4,129,863	12.79	to	13.41	64,078,686	0.19%	6.66%	to	4.51%
2005	0.95%	to	2.90%	4,173,108	11.99	to	12.85	61,055,416	0.66%	3.87%	to	1.83%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.80%	to	1.40%	3,323,768	15.19	to	14.08	47,274,803	0.33%	43.36%	to	42.5%
2008	0.80%	to	1.40%	3,977,449	10.59	to	9.88	39,665,920	0.15%	-45.95%	to	-46.28%
2007	0.80%	to	1.40%	4,805,480	19.6	to	18.39	89,129,237	0.24%	13.23%	to	12.54%
2006	0.80%	to	1.40%	6,037,158	17.31	to	16.34	99,391,010	0.39%	7.09%	to	6.44%
2005	0.80%	to	1.40%	7,865,933	16.16	to	15.36	121,515,526	0.95%	4.26%	to	3.63%
Core Bond Fund/VA - Non-Service Shares (OVB)
2009	0.80%	to	1.40%	2,839,959	11.72	to	11.75	42,563,966	0.00%	8.74%	to	8.08%
2008	0.80%	to	1.40%	3,473,316	10.78	to	10.87	48,106,805	4.82%	-39.54%	to	-39.9%
2007	0.80%	to	1.40%	4,466,808	17.82	to	18.09	102,125,225	5.26%	3.55%	to	2.92%
2006	0.80%	to	1.40%	5,265,751	17.21	to	17.57	115,936,276	5.40%	4.44%	to	3.81%
2005	0.80%	to	1.40%	6,433,177	16.48	to	16.93	135,323,164	5.43%	1.77%	to	1.15%
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.80%	to	1.40%	3,525,444	19.39	to	18.62	66,015,905	2.26%	38.58%	to	37.74%
2008	0.80%	to	1.40%	4,134,462	13.99	to	13.52	56,156,335	1.57%	-40.67%	to	-41.03%
2007	0.80%	to	1.40%	4,898,499	23.58	to	22.92	112,720,550	1.39%	5.48%	to	4.84%
2006	0.80%	to	1.40%	5,524,646	22.35	to	21.86	121,147,673	0.98%	16.75%	to	16.05%
2005	0.80%	to	1.40%	5,308,749	19.15	to	18.84	100,226,186	0.96%	13.43%	to	12.74%
Global Securities Fund/VA - Class 4 (OVGS4)
2009	0.75%	to	2.70%	5,304,073	8.31	to	11.77	67,081,618	1.89%	38.33%	to	35.62%
2008	0.95%	to	2.70%	5,863,169	9.43	to	8.68	53,981,607	1.24%	-40.91%	to	-41.96%
2007	0.95%	to	2.70%	6,661,852	15.96	to	14.96	104,330,390	1.12%	5.05%	to	3.18%
2006	0.95%	to	2.70%	6,304,392	15.2	to	14.5	94,470,011	0.85%	16.29%	to	14.24%
2005	0.95%	to	2.50%	5,674,152	13.07	to	12.73	73,470,008	0.64%	12.97%	to	11.2%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	0.80%	to	1.40%	3,835,051	34.48	to	32.9	134,559,408	2.32%	38.65%	to	37.82%
2008	0.80%	to	1.40%	4,605,983	24.87	to	23.88	117,211,377	1.61%	-40.67%	to	-41.03%
2007	0.80%	to	1.40%	5,756,123	41.92	to	40.49	248,042,653	1.41%	5.46%	to	4.82%
2006	0.80%	to	1.40%	7,165,665	39.75	to	38.62	294,029,956	1.05%	16.75%	to	16.05%
2005	0.80%	to	1.40%	8,956,758	34.04	to	33.28	315,862,240	1.04%	13.4%	to	12.71%
Global Securities Fund/VA - Service Class (OVGSS)
2009	0.95%	to	2.30%	584,534	15.66	to	18.35	11,225,732	2.01%	38.03%	to	36.15%
2008	0.95%	to	2.30%	675,950	11.35	to	13.48	9,467,392	1.32%	-40.9%	to	-41.71%
2007	0.95%	to	2.30%	862,593	19.2	to	23.12	20,585,407	1.22%	5.07%	to	3.63%
2006	0.95%	to	2.30%	967,988	18.27	to	22.31	22,124,575	0.88%	16.25%	to	14.67%
2005	0.95%	to	2.30%	1,118,144	15.72	to	19.46	22,094,897	0.85%	12.98%	to	11.44%
High Income Fund/VA - Class 3 (OVHI3)
2009	0.80%	to	1.40%	153,077	2.53	to	2.49	382,251	0.00%	25.74%	to	24.98%
2008	0.80%	to	1.40%	126,679	2.01	to	1.99	252,740	4.88%	-79.06%	to	-79.19%
2007	0.80%	to	1.40%	48,923	9.61	to	9.57	468,403	0.00%	-3.91%	to	-4.3%	*
High Income Fund/VA - Class 4 (OVHI4)
2009	0.95%	to	2.80%	2,841,679	2.54	to	2.42	7,101,139	0.00%	25.22%	to	22.88%
2008	0.95%	to	2.80%	2,070,239	2.03	to	1.97	4,158,939	5.83%	-78.83%	to	-79.23%
2007	0.95%	to	2.75%	991,751	9.59	to	9.47	9,472,520	0.00%	-4.12%	to	-5.29%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
High Income Fund/VA - Non-Service Shares (OVHI)
2009	0.80%	to	1.40%	16,502	$2.75	to	2.69	$44,537	0.00%	24.31%	to	23.56%
2008	0.80%	to	1.40%	23,524	2.21	to	2.18	51,336	8.75%	-78.84%	to	-78.97%
2007	0.80%	to	1.40%	49,246	10.46	to	10.35	510,531	7.99%	-0.91%	to	-1.51%
2006	1.30%	to	1.40%	87,967	10.52	to	10.51	924,954	0.00%	5.16%	to	5.09%	*
High Income Fund/VA - Service Class (OVHIS)
2009	0.95%	to	2.70%	1,019,129	3.29	to	3.31	3,646,990	0.00%	24.75%	to	22.55%
2008	0.95%	to	2.70%	1,274,342	2.64	to	2.7	3,677,309	7.68%	-78.78%	to	-79.15%
2007	0.95%	to	2.70%	1,877,575	12.44	to	12.94	25,692,805	8.06%	-1.42%	to	-3.17%
2006	0.95%	to	2.75%	3,180,409	12.62	to	12.22	44,449,263	7.17%	8.19%	to	6.23%
2005	0.95%	to	2.45%	3,038,153	11.66	to	12.67	39,502,363	5.82%	1.04%	to	-0.49%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	0.80%	to	1.40%	1,710,096	8.52	to	8.03	13,848,126	1.95%	27.26%	to	26.49%
2008	0.80%	to	1.40%	2,022,607	6.69	to	6.35	12,938,096	1.56%	-38.96%	to	-39.33%
2007	0.80%	to	1.40%	2,487,109	10.97	to	10.47	26,194,088	1.03%	3.58%	to	2.95%
2006	0.80%	to	1.40%	2,841,846	10.59	to	10.17	29,040,677	1.13%	14.11%	to	13.42%
2005	0.80%	to	1.40%	3,231,392	9.28	to	8.96	29,087,134	1.38%	5.13%	to	4.5%
Main Street Fund(R)/VA - Service Class (OVGIS)
2009	0.65%	to	3.25%	24,250,057	7.96	to	10.62	307,298,432	1.47%	27.16%	to	23.83%
2008	0.65%	to	3.25%	27,005,578	6.26	to	8.57	272,771,613	1.22%	-39.02%	to	-40.62%
2007	0.95%	to	3.25%	24,014,369	14.72	to	14.44	402,804,694	0.63%	3.16%	to	0.75%
2006	0.95%	to	3.25%	14,409,505	14.27	to	14.33	236,003,634	0.48%	13.67%	to	11.04%
2005	0.95%	to	2.95%	3,831,295	12.56	to	13.01	55,729,762	0.95%	4.74%	to	2.63%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.80%	to	1.40%	552,543	8.26	to	8.08	4,477,598	0.88%	36.1%	to	35.27%
2008	0.80%	to	1.40%	440,857	6.07	to	5.97	2,638,595	0.51%	-38.33%	to	-38.7%
2007	0.80%	to	1.40%	418,752	9.84	to	9.74	4,084,325	0.29%	-2%	to	-2.6%
2006	0.80%	to	1.40%	227,665	10.04	to	10	2,277,965	0.00%	0.41%	to	0.01%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2009	0.95%	to	3.30%	2,081,552	13.34	to	13.88	35,691,628	1.16%	35.58%	to	32.36%
2008	0.65%	to	3.25%	8,337,343	6.27	to	10.52	105,311,346	0.29%	-38.41%	to	-40.02%
2007	0.95%	to	3.25%	6,050,092	16.03	to	17.54	125,648,459	0.13%	-2.33%	to	-4.61%
2006	0.95%	to	3.25%	3,305,000	16.41	to	18.39	70,852,158	0.01%	13.57%	to	10.94%
2005	0.95%	to	2.90%	1,105,896	14.45	to	16.74	21,104,247	0.00%	8.68%	to	6.54%
MidCap Fund/VA - Non-Service Shares (OVAG)
2009	0.80%	to	1.40%	1,983,089	4.49	to	4.23	8,468,612	0.00%	31.55%	to	30.75%
2008	0.80%	to	1.40%	2,176,324	3.41	to	3.24	7,101,334	0.00%	-49.48%	to	-49.78%
2007	0.80%	to	1.40%	2,576,050	6.75	to	6.45	16,720,309	0.00%	5.48%	to	4.84%
2006	0.80%	to	1.40%	3,147,364	6.4	to	6.15	19,465,941	0.00%	2.13%	to	1.52%
2005	0.80%	to	1.40%	4,765,383	6.27	to	6.06	28,985,432	0.00%	11.43%	to	10.76%
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2009	1.05%	to	2.60%	329,454	10.67	to	10.56	3,719,305	2.72%	28.45%	to	26.44%
2008	1.05%	to	2.80%	387,088	8.31	to	8.26	3,423,016	2.18%	-39.34%	to	-40.42%
2007	1.05%	to	2.80%	468,881	13.69	to	13.86	6,876,101	1.36%	-7.03%	to	-8.68%
2006	1.05%	to	2.80%	551,603	14.73	to	15.18	8,748,454	1.52%	14.7%	to	12.67%
2005	0.95%	to	2.80%	644,011	12.87	to	13.47	8,937,063	1.64%	4.23%	to	2.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2009	1.15%	to	2.40%	46,786	$14.93	to	13.72	$681,273	0.00%	23.2%	to	21.64%
2008	1.15%	to	2.40%	61,180	12.12	to	11.28	724,632	2.19%	-44.6%	to	-45.3%
2007	1.15%	to	2.40%	71,037	21.88	to	20.62	1,525,012	2.96%	7.11%	to	5.75%
2006	1.15%	to	2.40%	87,538	20.43	to	19.5	1,761,143	0.61%	26.25%	to	24.66%
2005	1.15%	to	2.65%	92,906	16.18	to	15.53	1,485,977	1.49%	10.91%	to	9.23%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2009	0.95%	to	2.80%	213,154	12.92	to	12.5	2,875,568	0.65%	62.34%	to	59.31%
2008	1.15%	to	2.80%	142,184	8.63	to	7.85	1,187,340	0.00%	-37.76%	to	-38.8%
2007	1.15%	to	2.80%	168,443	13.87	to	12.82	2,271,117	0.00%	4.3%	to	2.55%
2006	0.95%	to	2.80%	213,216	12.21	to	12.5	2,766,251	0.10%	4.44%	to	2.49%
2005	0.95%	to	2.80%	276,236	11.69	to	12.2	3,456,648	0.71%	4.69%	to	2.74%
Diversified Stock Fund Class A Shares (VYDS)
2009	1.15%	to	2.10%	43,065	12.53	to	11.78	531,815	0.81%	25.6%	to	24.39%
2008	1.15%	to	2.10%	57,375	9.98	to	9.47	564,917	0.75%	-38.58%	to	-39.17%
2007	1.15%	to	2.10%	66,078	16.25	to	15.57	1,063,078	0.66%	8.68%	to	7.63%
2006	1.15%	to	2.10%	65,321	14.95	to	14.47	969,737	0.30%	12.38%	to	11.3%
2005	1.15%	to	2.10%	64,852	13.3	to	13	859,735	0.07%	7.5%	to	6.47%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.80%	to	2.95%	3,605,643	9.45	to	9.84	37,628,164	0.00%	40.66%	to	37.61%
2008	0.65%	to	3.25%	19,673,406	5.86	to	7.07	147,156,139	0.12%	-43.02%	to	-44.52%
2007	0.80%	to	3.25%	10,055,319	11.81	to	12.74	133,588,581	0.14%	11.58%	to	8.81%
2006	0.80%	to	2.90%	1,860,568	10.59	to	11.78	22,408,234	0.29%	5.86%	to	6.17%	*
2005	1.10%	to	2.90%	596,546	11.23	to	11.1	6,676,122	0.19%	12.32%	to	10.96%	*
Equity Income Portfolio - II (TREI2)
2009	0.80%	to	3.30%	7,776,288	8.86	to	8.87	74,780,990	1.74%	24.25%	to	21.12%
2008	0.80%	to	2.95%	7,723,076	7.13	to	7.43	60,261,084	2.21%	-36.78%	to	-38.15%
2007	0.80%	to	2.95%	6,128,523	11.28	to	12.01	76,349,143	1.66%	2.2%	to	-0.03%
2006	0.80%	to	2.95%	4,412,317	11.04	to	12.01	54,220,730	1.32%	10.35%	to	15.16%	*
2005	1.10%	to	2.80%	1,288,795	10.56	to	10.44	13,568,484	1.31%	5.59%	to	4.39%	*
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.30%			1	11.34			11	3.05%	5.96%
2008	0.80%	to	2.90%	4,360,949	10.79	to	10.08	46,053,950	3.75%	0.5%	to	-1.63%
2007	0.80%	to	2.90%	2,984,605	10.74	to	10.25	31,585,239	3.11%	4.38%	to	2.16%
2006	1.10%	to	2.80%	897,335	10.34	to	10.05	9,206,800	3.73%	2.88%	to	1.12%
2005	1.10%	to	2.70%	297,273	10.05	to	9.95	2,977,178	2.51%	0.54%	to	-0.54%	*
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
2009	0.80%	to	1.40%	509,578	13.43	to	12.98	6,638,304	3.92%	5.13%	to	4.5%
2008	0.80%	to	1.40%	642,414	12.77	to	12.42	8,003,418	8.12%	2.87%	to	2.25%
2007	0.80%	to	1.40%	731,903	12.42	to	12.15	8,910,518	5.57%	8.94%	to	8.27%
2006	0.80%	to	1.40%	690,934	11.4	to	11.22	7,763,189	7.87%	5.55%	to	4.91%
2005	0.80%	to	1.40%	653,908	10.8	to	10.69	6,998,382	6.56%	-3.89%	to	-4.47%
Worldwide Insurance Trust -Worldwide Bond Fund -Initial Class (VWBF)
2009	0.80%	to	1.40%	581,103	18.61	to	19.39	13,329,078	3.83%	5.13%	to	4.5%
2008	0.80%	to	1.40%	703,225	17.7	to	18.55	15,375,868	9.07%	2.78%	to	2.16%
2007	0.80%	to	1.40%	889,847	17.22	to	18.16	19,097,162	6.47%	8.83%	to	8.17%
2006	0.80%	to	1.40%	1,107,173	15.82	to	16.79	21,961,040	8.79%	5.63%	to	4.99%
2005	0.80%	to	1.40%	1,440,459	14.98	to	15.99	26,984,368	7.64%	-3.81%	to	-4.39%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2009	0.80%	to	1.40%	886,135	$23.16	to	22.37	$19,920,111	0.14%	111.69%	to	110.41%
2008	0.80%	to	1.40%	763,916	10.94	to	10.63	8,156,428	0.00%	-65.03%	to	-65.25%
2007	0.80%	to	1.40%	1,152,258	31.28	to	30.6	35,362,793	0.40%	36.46%	to	35.63%
2006	0.80%	to	1.40%	1,106,434	22.92	to	22.56	25,013,200	0.53%	38.42%	to	37.59%
2005	0.80%	to	1.40%	877,819	16.56	to	16.4	14,412,087	0.59%	30.81%	to	30.02%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	0.80%	to	1.40%	1,081,816	21.67	to	20.02	21,882,865	0.17%	111.47%	to	110.2%
2008	0.80%	to	1.40%	1,264,058	10.25	to	9.53	12,153,665	0.00%	-65.06%	to	-65.27%
2007	0.80%	to	1.40%	1,599,935	29.33	to	27.43	44,248,455	0.46%	36.51%	to	35.68%
2006	0.80%	to	1.40%	2,079,717	21.49	to	20.22	42,350,828	0.63%	38.38%	to	37.55%
2005	0.80%	to	1.40%	2,663,102	15.53	to	14.7	39,392,769	0.84%	30.94%	to	30.15%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2009	0.80%	to	1.40%	1,143,054	28.03	to	27.09	31,107,182	0.26%	56.36%	to	55.41%
2008	0.80%	to	1.40%	1,219,284	17.93	to	17.43	21,333,920	0.35%	-46.53%	to	-46.85%
2007	0.80%	to	1.40%	1,400,348	33.53	to	32.79	46,055,901	0.11%	44.16%	to	43.28%
2006	0.80%	to	1.40%	1,470,219	23.26	to	22.89	33,718,368	0.07%	23.54%	to	22.8%
2005	0.80%	to	1.40%	1,551,985	18.83	to	18.64	28,960,958	0.19%	50.41%	to	49.5%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2009	0.80%	to	1.40%	761,288	38.92	to	37.02	32,875,757	0.27%	56.27%	to	55.33%
2008	0.80%	to	1.40%	892,365	24.91	to	23.83	24,758,601	0.31%	-46.56%	to	-46.88%
2007	0.80%	to	1.40%	1,118,247	46.61	to	44.87	58,352,118	0.12%	44.19%	to	43.31%
2006	0.80%	to	1.40%	1,340,984	32.32	to	31.31	48,678,714	0.07%	23.5%	to	22.75%
2005	0.80%	to	1.40%	1,699,058	26.17	to	25.51	49,998,755	0.35%	50.46%	to	49.56%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.75%	to	2.80%	2,978,019	11.91	to	11.74	35,256,090	0.04%	19.06%	to	17.41%	*
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2008	0.80%	to	1.40%	1,508,012	15.55	to	18.44	32,197,505	0.00%	-44.8%	to	-45.14%
2007	0.80%	to	1.40%	1,793,964	28.18	to	33.62	69,679,934	0.00%	21.34%	to	20.6%
2006	0.80%	to	1.40%	2,138,630	23.22	to	27.88	68,607,503	0.00%	13.73%	to	13.04%
2005	0.80%	to	1.40%	2,486,339	20.42	to	24.66	70,294,123	0.00%	7.41%	to	6.76%
Advantage Funds Variable Trust - VT Large Company Growth Fund (WFVLCG)
2009	1.60%	to	2.20%	11,201	9.46	to	9.17	103,735	0.38%	41.08%	to	40.22%
2008	1.75%	to	2.20%	11,776	6.66	to	6.54	77,336	0.27%	-40.06%	to	-40.34%
2007	1.75%	to	2.20%	12,402	11.12	to	10.96	136,370	0.00%	5.72%	to	5.23%
2006	1.40%	to	2.20%	13,143	10.6	to	10.41	137,213	0.00%	0.92%	to	0.1%
2005	1.40%	to	2.20%	13,234	10.5	to	10.4	137,863	0.18%	4.22%	to	3.38%
Advantage Funds Variable Trust - VT Money Market Fund (WFVMM)
2009	1.15%	to	1.60%	14,747	10.83	to	10.58	156,783	0.24%	-1.04%	to	-1.49%
2008	1.15%	to	1.40%	20,154	10.95	to	10.84	218,444	1.76%	1.1%	to	0.84%
2007	1.15%	to	1.40%	1,632	10.83	to	10.74	17,585	4.60%	3.47%	to	3.2%
2006	1.15%	to	1.40%	1,635	10.47	to	10.41	17,055	26.87%	3.22%	to	2.96%
2005	1.40%			1,058	10.11			10,698	34.36%	1.11%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2008	0.80%	to	1.40%	4,815,928	20.38	to	23.63	144,228,895	1.88%	-40.58%	to	-40.94%
2007	0.80%	to	1.40%	5,757,665	34.29	to	40.01	291,024,130	0.62%	5.78%	to	5.13%
2006	0.80%	to	1.40%	7,005,669	32.42	to	38.06	334,888,686	0.00%	11.32%	to	10.65%
2005	0.80%	to	1.40%	8,710,393	29.12	to	34.39	373,720,329	0.00%	7.02%	to	6.38%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2009	0.75%	to	2.50%	775,011	13.14	to	12.45	10,059,269	0.00%	31.36%	to	48.83%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)
2009	1.10%			1,175	$8.2			$9,641	1.27%	58.42%
2008	1.10%	to	1.25%	1,260	5.18	to	5.17	6,526	0.00%	-45.16%	to	-45.24%
2007	1.25%			39	9.43			368	0.00%	-5.65%			*
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)
2009	1.15%	to	1.25%	21,348	12.22	to	12.15	259,604	3.69%	10.71%	to	10.59%
2008	1.15%			2,116	11.04			23,352	4.80%	1.21%
2007	1.15%			2,116	10.9			23,072	4.56%	4.96%
2006	1.15%			2,116	10.39			21,981	4.32%	2.63%
2005	1.15%			2,116	10.12			21,419	0.49%	0.73%
Financial Investors First Horizon Core Equity Portfolio (obsolete) (FHGIP)
2005	1.55%	to	2.35%	56,260	10.89	to	10.68	604,067	1.26%	-4.24%	to	-5.02%
First Horizon Capital Appreciation Portfolio (obsolete) (FHCAP)
2005	1.55%	to	2.30%	4,666	11.89	to	11.69	55,110	0.00%	1.46%	to	0.69%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.80%	to	1.40%	1,761,884	10.95	to	10.4	18,463,105	1.68%	-41.51%	to	-41.86%
2007	0.80%	to	1.40%	2,123,568	18.72	to	17.89	38,252,943	1.05%	15.66%	to	14.96%
2006	0.80%	to	1.40%	2,629,775	16.18	to	15.57	41,181,190	0.99%	17.71%	to	17%
2005	0.80%	to	1.40%	3,268,498	13.75	to	13.3	43,719,660	0.84%	16.5%	to	15.8%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.80%	to	1.40%	184,626	8.13	to	7.56	1,407,276	1.73%	-47.18%	to	-47.5%
2007	0.80%	to	1.40%	219,613	15.39	to	14.39	3,186,083	0.00%	-4.73%	to	-5.31%
2006	0.80%	to	1.40%	285,608	16.15	to	15.2	4,372,655	0.00%	12.3%	to	11.62%
2005	0.80%	to	1.40%	377,164	14.38	to	13.62	5,168,448	0.00%	15.22%	to	14.52%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.80%	to	1.40%	243,504	9.34	to	9.08	2,218,666	2.75%	-26.14%	to	-26.59%
2007	0.80%	to	1.40%	265,247	12.64	to	12.36	3,289,279	2.30%	3.78%	to	3.15%
2006	0.80%	to	1.40%	285,299	12.18	to	11.99	3,426,244	2.46%	11.35%	to	10.68%
2005	0.80%	to	1.40%	230,571	10.94	to	10.83	2,499,509	2.31%	1.72%	to	1.11%
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	1.15%	to	2.35%	85,778	7.46	to	7.05	641,766	0.42%	-39.76%	to	-40.49%
2007	1.15%	to	2.35%	90,603	12.39	to	11.85	1,130,341	0.38%	7.89%	to	6.58%
2006	1.15%	to	2.35%	91,381	11.48	to	11.12	1,057,960	0.54%	9.08%	to	7.76%
2005	1.15%	to	2.35%	87,319	10.53	to	10.32	928,731	0.45%	0.85%	to	-0.37%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	1.15%	to	2.40%	105,574	8.62	to	8.13	912,662	1.27%	-40.1%	to	-40.86%
2007	1.15%	to	2.35%	111,241	14.39	to	13.77	1,613,063	1.08%	0.39%	to	-0.83%
2006	1.15%	to	2.35%	100,046	14.34	to	13.89	1,450,895	1.01%	16.26%	to	14.85%
2005	1.15%	to	2.35%	82,930	12.33	to	12.09	1,038,567	0.97%	9.02%	to	7.7%
Managed Allocation Fund - Aggressive Growth II (obsolete) (MBVAG2)
2008	1.15%	to	1.85%	22,130	7.61	to	7.42	166,461	0.45%	-41.31%	to	-41.73%
2007	1.15%	to	1.85%	33,329	12.97	to	12.73	429,215	1.38%	6.46%	to	5.7%
2006	1.15%	to	1.85%	27,147	12.19	to	12.04	329,302	3.32%	13.51%	to	12.71%
2005	1.35%	to	1.75%	11,254	10.72	to	10.69	120,559	1.08%	7.21%	to	6.92%	*
Managed Allocation Fund - Conservative Growth II (obsolete) (MBVCG2)
2008	1.15%	to	1.75%	22,506	8.94	to	8.74	198,924	2.65%	-20.62%	to	-21.1%
2007	1.15%	to	1.75%	8,194	11.26	to	11.08	92,000	2.66%	3.94%	to	3.3%
2006	1.15%	to	1.75%	8,142	10.83	to	10.72	88,038	3.85%	5.73%	to	5.09%
2005	1.25%	to	1.75%	3,652	10.24	to	10.2	37,354	3.18%	2.39%	to	2.04%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.80%	to	1.40%	1,380,783	$3.82	to	3.63	$5,042,610	0.00%	-46.54%	to	-46.87%
2007	0.80%	to	1.40%	2,013,233	7.15	to	6.82	13,821,540	0.00%	8.14%	to	7.48%
2006	0.80%	to	1.40%	2,500,190	6.61	to	6.35	15,951,881	0.00%	9.03%	to	8.37%
2005	0.80%	to	1.40%	2,707,801	6.06	to	5.86	15,930,090	0.00%	8.87%	to	8.21%
NVIT Mid Cap Growth Fund - Class II (obsolete) (SGRF2)
2008	0.95%	to	3.20%	2,006,297	8.26	to	8.54	18,751,282	0.00%	-46.79%	to	-48.01%
2007	0.95%	to	3.25%	16,359,805	15.52	to	16.39	287,785,579	0.00%	7.69%	to	5.18%
2006	0.95%	to	3.25%	7,591,461	14.41	to	15.58	124,920,647	0.00%	8.61%	to	6.09%
2005	0.95%	to	2.90%	1,755,225	13.27	to	14.83	26,824,934	0.00%	8.56%	to	6.43%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.80%	to	1.40%	654,300	9.66	to	9.39	6,164,916	1.13%	-33.74%	to	-34.14%
2007	0.80%	to	1.40%	934,069	14.58	to	14.26	13,355,230	0.93%	1.63%	to	1.01%
2006	0.80%	to	1.40%	1,328,877	14.35	to	14.12	18,795,204	0.59%	15.91%	to	15.21%
2005	0.80%	to	1.40%	2,326,240	12.38	to	12.25	28,535,450	0.22%	8.34%	to	7.69%
Small Cap Value II VCT Portfolio - Class I (obsolete) (SFRSCV)
2005	0.95%	to	1.05%	80,124	15.46	to	15.43	1,237,644	0.48%	13.86%	to	13.74%
Variable Contracts Trust - Small Cap Value VCT Portfolio - Class I Shares (obsolete) (PISVP1)
2008	0.95%	to	1.05%	105,733	6.12	to	6.1	646,042	0.60%	-38.59%	to	-38.65%
2007	0.95%	to	1.05%	117,897	9.96	to	9.95	1,173,591	0.73%	-7.85%	to	-7.94%
2006	0.95%	to	1.05%	124,148	10.81	to	10.8	1,341,708	0.26%	8.1%	to	8.04%	*

2009	Reserves for annuity contracts in payout phase:							8,394,197
2009	Contract owners equity:							$21,471,280,300
2008	Reserves for annuity contracts in payout phase:							7,453,205
2008	Contract owners equity:							$16,006,481,073
2007	Reserves for annuity contracts in payout phase:							12,121,909
2007	Contract owners equity:							$22,175,260,947
2006	Reserves for annuity contracts in payout phase:							11,157,956
2006	Contract owners equity:							$17,880,717,436
2005	Reserves for annuity contracts in payout phase:							9,694,221
2005	Contract owners equity:							$13,950,161,968
*	Denotes the minimum and/or maximum of the total return ranges, for underlying mutual fund options that were added and funded during the reporting period. One or both of the returns presented may not be annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such case, the total return presented is representative of all units issued and outstanding at period end.
**	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income (loss), changes in equity and cash flows for each of the years in the three-year period ended December 31, 2009. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio
March 1, 2010

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income (Loss)

(in millions)

	Years ended December 31,
	2009	2008	2007
Revenues:
Policy charges	$1,245.1	$1,340.5	$1,383.9
Premiums	469.7	394.1	407.0
Net investment income	1,879.1	1,864.7	2,192.2
Net realized investment gains (losses)	453.8	(347.8)	(47.2)
Other-than-temporary impairment losses (consisting of $992.1 of total other-than-temporary impairment losses, net of $417.5 recognized in other comprehensive income, for the year ended December 31, 2009)	(574.6)	(1,130.7)	(117.7)
Other income	(3.9)	(4.2)	8.9

Total revenues	3,469.2	2,116.6	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Benefits and claims	812.1	856.1	672.5
Policyholder dividends	87.0	93.1	83.1
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization of value of business acquired and other intangible assets	62.8	30.9	48.5
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55.3	61.8	70.0
Other operating expenses	579.8	631.6	630.8

Total benefits and expenses	3,162.7	3,537.7	3,198.0

Income (loss) from continuing operations before federal income tax expense (benefit)	306.5	(1,421.1)	629.1
Federal income tax expense (benefit)	47.9	(533.8)	147.3

Income (loss) from continuing operations	258.6	(887.3)	481.8
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(6.0)

Net income (loss)	258.6	(887.3)	475.8
Less: Net loss attributable to noncontrolling interest	52.3	72.3	50.9

Net income (loss) attributable to NLIC	$310.9	$(815.0)	$526.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2009	2008
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,103.1 and $24,122.6)	$24,749.7	$21,387.5
Equity securities (amortized cost $48.8 and $62.2)	52.6	54.1
Mortgage loans on real estate, net	6,829.0	7,770.1
Short-term investments, including amounts managed by a related party	1,003.4	2,913.0
Other investments	1,516.8	1,733.2

Total investments	34,151.5	33,857.9

Cash and cash equivalents	49.1	42.0
Accrued investment income	401.9	342.9
Deferred policy acquisition costs	3,983.1	4,523.8
Value of business acquired	276.9	334.0
Goodwill	199.8	199.8
Other assets	2,085.2	3,662.2
Separate account assets	57,846.2	48,841.0

Total assets	$98,993.7	$91,803.6

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$33,149.4	$35,714.5
Short-term debt	150.0	249.7
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	1,826.4	2,589.6
Separate account liabilities	57,846.2	48,841.0

Total liabilities	93,672.0	88,094.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5,000,000 shares; issued and outstanding - 3,814,779 shares)	3.8	3.8
Additional paid-in capital	1,717.7	1,697.7
Retained earnings	3,515.2	2,952.6
Accumulated other comprehensive loss	(265.6)	(1,361.3)

Total shareholder’s equity	4,971.1	3,292.8
Noncontrolling interest	350.6	416.0

Total equity	5,321.7	3,708.8

Total liabilities and equity	$98,993.7	$91,803.6

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Condensed Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2006	$3.8	$1,358.8	$4,311.3	$24.6	$5,698.5	$445.5	$6,144.0

Dividends to NFS	—	—	(612.5)	—	(612.5)	—	(612.5)
Member contributions to noncontrolling interest	—	—	—	—	—	70.7	70.7
Other, net	—	—	2.6	—	2.6	0.4	3.0

Comprehensive income (loss):
Net income (loss)	—	—	526.7	—	526.7	(50.9)	475.8
Other comprehensive loss, net of taxes	—	—	—	(111.7)	(111.7)	—	(111.7)

Total comprehensive income (loss)					415.0	(50.9)	364.1

Balance as of December 31, 2007	$3.8	$1,358.8	$4,228.1	$(87.1)	$5,503.6	$465.7	$5,969.3

Dividends to NFS	—	—	(460.5)	—	(460.5)	—	(460.5)
Capital contributed by NFS	—	338.9	—	—	338.9	—	338.9
Member contributions to noncontrolling interest	—	—	—	—	—	23.0	23.0
Other, net	—	—	—	—	—	(0.4)	(0.4)

Comprehensive loss:
Net loss	—	—	(815.0)	—	(815.0)	(72.3)	(887.3)
Other comprehensive loss, net of taxes	—	—	—	(1,274.2)	(1,274.2)	—	(1,274.2)

Total comprehensive loss					(2,089.2)	(72.3)	(2,161.5)

Balance as of December 31, 2008	$3.8	$1,697.7	$2,952.6	$(1,361.3)	$3,292.8	$416.0	$3,708.8

Cumulative effect of change in accounting principle, net of taxes	—	—	249.7	(249.7)	—	—	—
Capital contributed by NFS	—	20.0	—	—	20.0	—	20.0
Other, net	—	—	2.0	—	2.0	(13.1)	(11.1)

Comprehensive income (loss):
Net income (loss)	—	—	310.9	—	310.9	(52.3)	258.6
Other comprehensive income, net of taxes	—	—	—	1,345.4	1,345.4	—	1,345.4

Total comprehensive income (loss)					1,656.3	(52.3)	1,604.0

Balance as of December 31, 2009	$3.8	$1,717.7	$3,515.2	$(265.6)	$4,971.1	$350.6	$5,321.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income (loss)	$258.6	$(887.3)	$475.8
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment (gains) losses	(453.8)	347.8	47.2
Other-than-temporary impairment losses	574.6	1,130.7	117.7
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Capitalization of deferred policy acquisition costs	(513.0)	(587.6)	(631.3)
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization and depreciation	51.1	48.1	81.7
Decrease (increase) in other assets	291.6	(727.2)	552.7
(Decrease) increase in policy and other liabilities	(1,859.9)	583.0	(50.6)
Decrease (increase) in derivative assets	582.3	(1,030.7)	(146.9)
Increase in derivative liabilities	57.0	153.9	96.4
Other, net	57.4	51.0	10.0

Net cash provided by operating activities	611.6	945.9	2,245.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,889.2	4,271.5	4,582.7
Proceeds from sale of securities available-for-sale	4,210.5	4,308.8	4,977.9
Proceeds from repayments or sales of mortgage loans on real estate	773.1	869.1	2,653.7
Cost of securities available-for-sale acquired	(9,205.7)	(7,255.5)	(8,400.2)
Cost of mortgage loans on real estate originated or acquired	(35.7)	(371.8)	(1,944.0)
Net decrease (increase) in short-term investments	1,909.6	(1,856.8)	831.5
Collateral (paid) received, net	(868.6)	592.2	(207.3)
Other, net	207.7	15.3	(156.2)

Net cash provided by investing activities	880.1	572.8	2,338.1

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(99.7)	(35.6)	210.1
Capital contributed by NFS	20.0	—	—
Cash dividends paid to NFS	—	(280.7)	(612.5)
Investment and universal life insurance product deposits and other additions	3,877.1	3,862.3	3,913.8
Investment and universal life insurance product withdrawals and other deductions	(5,301.4)	(5,305.9)	(8,101.8)
Other, net	19.4	281.9	0.3

Net cash used in financing activities	(1,484.6)	(1,478.0)	(4,590.1)

Net increase (decrease) in cash and cash equivalents	7.1	40.7	(6.2)
Cash and cash equivalents, beginning of period	42.0	1.3	7.5

Cash and cash equivalents, end of period	$49.1	$42.0	$1.3

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2009, 2008 and 2007

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2009 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2009 and 2008, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity. In addition, NLIC’s subsidiary, Nationwide Life and Annuity Insurance Company (NLAIC), merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity. The mergers were completed to streamline the enterprise’s capital structure and create operational efficiencies. See Note 2 (p) for further information.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2008 and 2007 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were filed with the SEC.

(c) Valuation of Investments, Investment Income, Related Gains and Losses and Other-Than-Temporary Impairment Evaluations

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligation and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (loss) (AOCI) in shareholder’s equity. The adjustment to DAC and VOBA represents the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate. Net realized gains and losses on the sale of investments are determined using the specific identification method.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally investment grade private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. See Note 4 for further information regarding these alternative pricing processes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

As a result of the Company’s adoption of guidance impacting Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 320-10, Investments – Debt and Equity Securities, in the first quarter of 2009, for all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

Additionally, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the other-than-temporary impairment recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the valuation allowance on loan-specific reserves, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Changes in the valuation allowance are recorded in net realized investment gains and losses, while loan-specific reserves are included in other-than-temporary impairment losses. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. Interest income on mortgage loans is recognized over the life of the loan using the effective-yield method.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Impairment losses for other-than-temporary declines in the fair values of applicable investments are included in other-than-temporary impairment losses in the consolidated statements of income (loss).

(d) Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equities, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements. Certain features embedded in the Company’s investment portfolio, equity-indexed life and annuity contracts and certain variable life and annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives. All derivative instruments are carried at fair value and are reflected as an asset or liability. See Note 5 for a discussion on the Company’s use of derivative instruments.

(e) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(f) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(g) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(c).

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2007, 2008 and 2009.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(h) Value of Business Acquired

As a result of the acquisition of NFN in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the NFN acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections by major lines of business of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains and losses, mortality and morbidity costs, or other factors.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, as described in Note 2(c). The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 7%. If actual net separate account performance varies from the 7% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The use of discount rates was necessary to establish fair values of VOBA acquired in the NFN transaction. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets acquired in the NFN transaction, as well as for net realized gains and losses, net of taxes, allocated to the closed block.

(i) Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually in the third quarter. Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions. The Company performed its annual impairment test as of June 30, 2009.

(j) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (Provident) prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department (PID). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, net investment income, and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(k) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values. The Company also uses market quotations to determine the underlying fair value of mutual funds when available. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income (loss) except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(l) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(m) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2009 (5% in 2008 and 6% in 2007), 51% of the number of life insurance policies in force in 2009 (54% in 2008 and 56% in 2007) and 12% of life insurance statutory premiums in 2009 (12% in 2008 and 12% in 2007). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(n) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income (loss).

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(o) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(p) NLICA Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities are under common control. NLICA and subsidiaries are reflected in the Company’s current and prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented. This presentation is consistent for both GAAP and Statutory reporting. Since NLICA and NLACA are wholly-owned subsidiaries, there is no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above for the years ended December 31 (in millions):

2009

Total revenues	$375.5
Total benefits and expenses	357.3
Federal income tax benefit	(4.9)
Net income	$23.1

2008

Total revenues	$411.0
Total benefits and expenses	395.7
Federal income tax expense	0.5
Net income	$14.8

2007
Total revenues	$510.0
Total benefits and expenses	412.7
Federal income tax expense	(18.8)
Net income	$78.5
(q) Change in Accounting Principle

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities (FASB Staff Position (FSP), FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle, which lowered net income by $1.9 million in 2007.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(3)	Recently Issued Accounting Standards
In January 2010, the FASB issued Accounting Standards Update (ASU) 2010-02, which amends FASB ASC 810, Consolidation. This guidance clarifies the scope of the decrease in the ownership provisions and applies to a subsidiary or group of assets that is a business or nonprofit activity, a subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture, and an exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity. This guidance would not be applied to sales of in-substance real estate. If a decrease in ownership occurs in a subsidiary that is not a business or nonprofit activity, an entity first needs to consider whether the substance of the transaction causing the decrease in ownership is addressed in other GAAP, such as transfers of financial assets, revenue recognition, exchanges of nonmonetary assets, or sales of in substance real estate, and apply that guidance as applicable. If no other guidance exists, an entity should apply the guidance in FASB ASC 810-10. This guidance also expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of FASB ASC 810-10. In addition to existing disclosures, this guidance requires for such a deconsolidation or derecognition additional disclosures regarding valuation techniques, the nature of continuing involvement with the subsidiary or entity acquiring the group of assets, and whether the transaction was with a related party or whether the former subsidiary or entity acquiring the group of assets will be a related party. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. The guidance will be applied to prospective transactions, as is required.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company will adopt this guidance for the fiscal period beginning January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis but does not have a readily determinable fair value and has attributes of a investment company. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date, that the investment will be sold and NAV is not the value that will be used in the sale. The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provides updated disclosures for investments within its scope and notes that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See the required disclosures and updated fair value hierarchy disclosed within Note 4.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In August 2009 the FASB issued ASU 2009-05, which amends FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. The Company adopted this guidance effective the reporting period ending December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the company.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles (Statement of Financial Accounting Standard (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (SFAS 168)). This guidance establishes the FASB ASC as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. SFAS 168 and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non-authoritative. Following SFAS 168, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates, which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted SFAS 168 effective September 30, 2009. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements but will alter the references to accounting literature within the consolidated financial statements.

In June 2009, the FASB issued guidance under FASB ASC 810 Consolidation (SFAS No. 167, Amendments to FASB Interpretation No. 46(R)). In February 2010, this guidance was amended by ASU 2010-10, which defers the application of SFAS No. 167 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund. An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the SFAS No. 167 amendments. ASU 2010-10 also clarifies other aspects of the SFAS No. 167 amendments. FASB ASC 810, Consolidation changes the consolidation guidance applicable to a variable interest entity (VIE). It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis. The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impacts the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. This guidance also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE. Before this guidance, FASB Interpretation No. 46(R) required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred. This guidance also requires enhanced disclosures about an entity’s involvement with a VIE. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company is in the process of determining the impact of adopting this guidance.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing (SFAS No. 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140). This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events (SFAS No. 165, Subsequent Events). This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective June 30, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See Note 2 (b) for the required disclosure.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI. The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures (FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly). This guidance provides guidelines for making fair value measurements more consistent with the principles presented in the previous standard SFAS No. 157, Fair Value Measurements. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. The Company elected to early adopt this guidance as of January 1, 2009.

In December 2008, the FASB issued guidance under FASB ASC 715, Compensation – Retirement Benefits (FSP FAS 132R-1). This guidance amends previous SFAS No. 132 (revised 2003), Employers’ Disclosures about Pensions and Other Postretirement Benefit, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of this guidance related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. This guidance will have no impact on the Company’s disclosures.

In November 2008, the FASB issued guidance under FASB ASC 350-30, Intangibles – Goodwill and Other, General Intangibles Other than Goodwill (EITF 08-7, Accounting for Defensive Intangible Assets). This guidance requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. This guidance is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively for intangible assets acquired on or after January 1, 2009.

In November 2008, the FASB issued guidance under FASB ASC 323-10, Investments – Equity Method and Joint Ventures (EITF 08-6, Equity Method Investment Accounting Considerations). This guidance clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, this guidance notes: 1) an entity shall measure its equity method investment initially at cost; 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 35-32A and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment; and 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company adopted this guidance prospectively beginning January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill (FSP FAS 142-3, Determination of the Useful Life of Intangible Assets). This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under previous SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). This guidance is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging (SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133). This guidance amends and expands the disclosure requirements of previous SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this guidance effective January 1, 2009. See Note 5 for required disclosures.

In February 2008, the FASB issued guidance under FASB ASC 820, Fair Value Measurements and Disclosures (FSP FAS 157-2, Effective Date of FASB Statement No. 157). This guidance delayed the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FASB ASC 820 applies to nonfinancial assets and liabilities, except for items recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combination, (SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaced SFAS No. 141, Business Combinations). The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous standard that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. The Company applied this guidance prospectively to business combination on or after January 1, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2009, the FASB issued guidance under FASB ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest (FSP FAS 141R-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies). This guidance amends previous business combination guidance related to contingencies. First, this guidance requires the acquirer to recognize the contingency at fair value, at the acquisition date, if the acquisition-date fair value of that asset or liability can be determined during the measurement period. Second, if the first criteria is not applicable as the fair value of the asset or liability cannot be determined during the measurement period, then the contingency shall be recognized if both (a) information available before the end of the measurement period indicates it is probable an asset existed or a liability had been incurred at the acquisition date and (b) the amount of the asset or liability can be reasonably estimated. If neither of these acquisition date recognition criterion apply, the acquirer shall not recognize an asset or liability as of the acquisition date. In periods after the acquisition date, the acquirer shall account for an asset or a liability arising from a contingency that does not meet the recognition criteria at the acquisition date in accordance with other applicable GAAP, including FASB ASC 450, Contingencies, as appropriate. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation (SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51). The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance also amends certain consolidation procedures prescribed by previous Accounting Research Bulletin No. 51, Consolidated Financial Statements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. The required presentation of noncontrolling interests is reflected in the consolidated financial statements. As a result of adoption, the Company reclassified $416.0 million from other liabilities to equity as of December 31, 2008, representing the noncontrolling interest of low-income-housing tax credit funds (LIHTC Funds). See Note 20 for further discussion on the LIHTC Funds. The accounting requirements of this guidance will be applied to any transactions involving noncontrolling interests on or after January 1, 2009.

In September 2005, the FASB issued guidance under FASB ASC 944-30, Financial Services – Insurance – Acquisition Costs, (Statement of Position No. 05-1). This guidance provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB ASC 944, Financial Services – Insurance. This guidance defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. This guidance was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of this guidance to previously issued financial statements was not permitted. Initial application was required as of the beginning of an entity’s fiscal year. The Company adopted this guidance effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(4)	Fair Value Measurements
Fair Value Option

Effective January 1, 2008, the Company elected fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans are measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for newly acquired financial assets or liabilities on a prospective basis. The fair value election is an irreversible election.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

For certain residential mortgage-backed securities backed by Prime, sub-prime and Alt-A collateral, which are included in Level 3 financial assets, the Company utilizes internal pricing models to assist in determining the estimated fair values. As of December 31, 2008, these investments were priced solely with the assistance of independent pricing services. As a result of continued low levels of activity in these markets during 2009, management believes that prices are no longer representative of the investments’ fair value, which is the price that would be received upon the sale of the investment in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date. The Company believes that a weighting of internal pricing models and independent pricing services represents a better estimate of the investments’ fair value and complies with FASB ASC 820, Fair Value Measurements and Disclosures.

Therefore, management determined that the use of multiple valuation techniques, considering both an income approach that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs and a market approach that observes quotes provided by independent pricing services produces a result more representative of an investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The income approach incorporates cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows are then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium is reflective of an orderly transaction between market participants at the measurement date under current market conditions and includes items such as liquidity and structure risk. The income approach also includes a weighting of external third party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology is designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices in developing the internal values, the Company further calibrates those values to market indications through obtaining pricing from two independent pricing services (the market approach). The Company calibrates the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In addition, certain of the Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities were valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to use the pricing obtained from our primary independent pricing service even in cases where a price is obtained from both an independent pricing service and a broker. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtained the pricing services’ methodologies and classified these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance and resolves any differences.

As of December 31, 2009, 68% of the prices of fixed maturity securities were valued with the assistance of independent pricing services, 13% were valued with the assistance of the Company’s internal pricing processes, 11% were valued with the assistance of the Company’s pricing matrices, 6% were valued with the assistance of broker quotes and 2% were valued from other sources compared to 78%, 4%, 12%, 5% and 1%, respectively, as of December 31, 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $44.00 billion as of December 31, 2009. See the following paragraph for discussion of the mutual fund considered Level 3. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The Company’s portion of the net asset value of this fund reported in separate account assets was $975.9 million as of December 31, 2009 and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$747.9	$4.4	$1.6	$753.9
Obligations of states and political subdivisions	—	548.9	—	548.9
Debt securities issued by foreign governments	—	75.1	—	75.1
Corporate securities	1.8	14,557.0	1,402.2	15,961.0
Residential mortgage-backed securities	229.3	3,245.9	2,033.7	5,508.9
Commercial mortgage-backed securities	—	678.8	405.3	1,084.1
Collateralized debt obligations	—	131.5	240.5	372.0
Other asset-backed securities	—	278.6	167.2	445.8

Total fixed maturity securities	979.0	19,520.2	4,250.5	24,749.7
Equity securities	12.6	32.4	7.6	52.6

Total securities available-for-sale	991.6	19,552.6	4,258.1	24,802.3
Mortgage loans held for sale1	—	—	47.9	47.9
Short-term investments	56.1	947.3	—	1,003.4

Total investments	1,047.7	20,499.9	4,306.0	25,853.6

Cash and cash equivalents	49.1	—	—	49.1
Derivative assets2	—	497.5	331.2	828.7
Separate account assets3,5	11,607.8	44,610.9	1,627.5	57,846.2

Total assets	$12,704.6	$65,608.3	$6,264.7	$84,577.6

Liabilities
Future policy benefits and claims4	$—	$—	$(310.9)	$(310.9)
Derivative liabilities2	(10.3)	(404.0)	(1.5)	(415.8)

Total liabilities	$(10.3)	$(404.0)	$(312.4)	$(726.7)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) of $45.0 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$609.2	$4.3	$1.9	$615.4
Obligations of states and political subdivisions	—	224.7	—	224.7
Debt securities issued by foreign governments	—	55.5	—	55.5
Corporate securities	2.0	11,263.8	1,327.3	12,593.1
Residential mortgage-backed securities	600.7	2,398.1	3,035.9	6,034.7
Commercial mortgage-backed securities	—	700.0	263.4	963.4
Collateralized debt obligations	—	73.0	250.4	323.4
Other asset-backed securities	—	465.5	111.8	577.3

Total fixed maturity securities	1,211.9	15,184.9	4,990.7	21,387.5
Equity securities	1.4	34.8	17.9	54.1

Total securities available-for-sale	1,213.3	15,219.7	5,008.6	21,441.6
Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	158.7	2,754.3	—	2,913.0

Total investments	1,372.0	17,974.0	5,133.1	24,479.1
Cash and cash equivalents	42.0	—	—	42.0
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3,5	9,975.7	36,723.5	2,141.8	48,841.0

Total assets	$11,389.7	$55,406.0	$7,872.5	$74,668.2

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s GMABs, GLWBs and hybrid GMABs/GMWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed EIAs of $41.7 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2008	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2009
Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1.9	$—	$(0.2)	$(0.1)	$—	$—	$1.6	$—
Corporate securities	1,327.3	(80.3)	260.3	(400.8)	487.1	(191.4)	1,402.2	$—
Residential mortgage-backed securities	3,035.9	(111.0)	388.7	(431.2)	0.9	(849.6)	2,033.7	—
Commercial mortgage-backed securities	263.4	(20.3)	139.1	(7.1)	94.1	(63.9)	405.3	—
Collateralized debt obligations	250.4	(53.0)	77.1	(18.2)	—	(15.8)	240.5	—
Other asset-backed securities	111.8	(16.5)	43.5	(12.0)	48.6	(8.2)	167.2	—

Total fixed maturity securities	4,990.7	(281.1)	908.5	(869.4)	630.7	(1,128.9)	4,250.5	—
Equity securities	17.9	1.4	0.7	3.9	—	(16.3)	7.6	—

Total securities available-for-sale	5,008.6	(279.7)	909.2	(865.5)	630.7	(1,145.2)	4,258.1	—
Mortgage loans held for sale	124.5	(7.6)	—	(69.0)	—	—	47.9	(2.8)

Total investments	5,133.1	(287.3)	909.2	(934.5)	630.7	(1,145.2)	4,306.0	(2.8)
Derivative assets	597.6	(311.5)	(12.0)	57.1	—	—	331.2	(309.5)
Separate account assets4,6	2,141.8	(646.7)	—	400.0	14.7	(282.3)	1,627.5	217.7

Total assets	$7,872.5	$(1,245.5)	$897.2	$(477.4)	$645.4	$(1,427.5)	$6,264.7	$(94.6)

Liabilities
Future policy benefits and claims5	$(1,739.7)	$1,437.7	$—	$(8.9)	$—	$—	$(310.9)	$1,437.7
Derivative liabilities	(4.2)	2.7	—	—	—	—	(1.5)	2.7

Total liabilities	$(1,743.9)	$1,440.4	$—	$(8.9)	$—	$—	$(312.4)	$1,440.4

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC designations. Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3:
U.S Treasury securities and obligations of U.S. government corporations and agencies	$1.6	$—	$0.4	$(0.1)	$—	$—	$1.9	$—
Fixed maturity securities Corporate securities	1,515.7	(189.4)	(250.3)	(384.1)	901.2	(265.8)	1,327.3	—
Residential mortgage-backed securities	193.3	(402.8)	(711.6)	(290.5)	4,290.4	(42.9)	3,035.9	—
Commercial mortgage-backed securities	87.6	(12.8)	(306.7)	187.1	371.6	(63.4)	263.4	—
Collateralized debt obligations	532.6	(281.1)	(97.4)	23.4	78.0	(5.1)	250.4	—
Other asset-backed securities	122.3	(13.4)	(39.9)	(37.2)	127.8	(47.8)	111.8	—

Total fixed maturity securities	2,453.1	(899.5)	(1,405.5)	(501.4)	5,769.0	(425.0)	4,990.7	—
Equity securities	1.4	(54.9)	(9.4)	40.3	40.5	—	17.9	—

Total securities available-for-sale	2,454.5	(954.4)	(1,414.9)	(461.1)	5,809.5	(425.0)	5,008.6	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	382.7	(0.2)	—	(1.3)	—	(381.2)	—	—

Total investments	2,923.3	(1,003.9)	(1,414.9)	(374.7)	5,809.5	(806.2)	5,133.1	(49.3)
Derivative assets	166.6	405.4	4.4	21.2	—	—	$597.6	394.0
Separate account assets4,6	2,258.6	305.9	—	511.4	23.9	(958.0)	$2,141.8	329.7

Total assets	$5,348.5	$(292.6)	$(1,410.5)	$157.9	$5,833.4	$(1,764.2)	$7,872.5	$674.4

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$(1,602.1)
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	$(4.2)	12.0

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$(1,590.1)

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 6 for a discussion of NAIC designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
Transfers

The Company reviews its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. Reclassifications in/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs. During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity. As of December 31, 2009, these securities are no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3. In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

In 2009, certain mortgage loans on real estate held for investment were measured at the estimated fair value of the collateral on a non-recurring basis in periods subsequent to initial recognition due to these loans having specific reserves applied to them during the period. The application of these specific reserves adjusts the amortized cost basis of the loan to the estimated fair value of the collateral. The estimated fair value of the collateral supporting these loans was $154.8 million when the specific reserves were recorded.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans on real estate held for investment, net: The fair values of mortgage loans held for investment on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. As commercial mortgage loans held for sale are included in the above fair value disclosure, they are excluded from financial instruments not carried at fair value in the table below.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt, payable to Nationwide Financial Services, Inc. (NFS): The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2009		2008
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$6,781.1	$5,946.3	$7,645.6	$6,845.6
Policy loans	1,050.4	1,050.4	1,095.6	1,095.6

Liabilities
Investment contracts	(18,723.8)	(18,315.5)	(20,093.2)	(19,621.5)
Short-term debt	(150.0)	(150.0)	(249.7)	(249.7)
Long-term debt, payable to NFS	(700.0)	(716.6)	(700.0)	(568.7)

(5)	Derivative Financial Instruments
Qualitative Disclosures

The Company recognizes all of its derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (e.g., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.

For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction impacts earnings (e.g., interest income on a floating rate asset). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (ineffectiveness), or components of fair value that are excluded from the assessment of effectiveness, are recognized in the consolidated statements of income (loss) during the period.

For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item are both recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For derivative instruments that are not designated as a hedging instrument, the gain or loss on the derivative instrument is recognized in net realized investment gains and losses.

The Company’s derivative activities primarily are with financial institutions and corporations. In order to minimize credit risk, the Company enters into master netting agreements, which reduce risk by permitting the closeout and netting of transactions with the same counterparty upon occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash, U.S. Treasury securities and other marketable securities.

As of December 31, 2009 and 2008, the Company had received $532.4 million and $1.02 billion, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $32.3 million and $35.4 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, the Company had pledged fixed maturity securities with a fair value of $55.6 million and $24.5 million, respectively, as collateral to various derivative counterparties. There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect that the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

The Company is exposed to certain other risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk, foreign currency exchange risk, equity risk and credit risk.

Derivatives Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company periodically purchases variable rate investments (e.g., commercial mortgage loans and corporate bonds). As a result, the Company is exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the investments are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap is intended to match the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will offset the fixed rate paid on the liability. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

The Company periodically participates in a medium-term note (MTN) program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. The proceeds from these funding agreements are generally used to purchase fixed rate assets (generally available-for-sale corporate bonds, available-for-sale private placement bonds or held for investment commercial mortgage loans). In a rising interest rate environment, the Company is exposed to narrowing margins as interest expense will increase while interest income remains constant. To manage this risk, the Company has entered into pay fixed/receive variable interest rate swaps. The interest rate swap agreement utilized by the Company effectively modifies its exposure to interest rate risk by converting the Company’s floating rate funding agreements associated with the MTN program to a fixed rate, thus reducing the impact of interest rate changes on future interest expense. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company purchases foreign-denominated fixed rate assets and the associated investment income is exposed to changes in the exchange rates of the foreign currencies. To manage this risk, the Company has entered into pay fixed foreign currency/receive fixed U.S. dollar cross-currency swaps. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument will offset the changes in the functional-currency equivalent cash flows of the asset. These cross-currency swaps are designated as hedging instruments in cash flow hedging relationships.

The Company also purchases foreign-denominated fixed rate assets, funded with proceeds from funding agreements under a variable rate MTNs. The value of these investments is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into pay fixed foreign currency/receive variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the asset’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

In addition, the Company periodically participates in a fixed rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust, and the value of these liabilities is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into receive fixed foreign currency/pay variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the liability’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

Derivatives Not Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company enters into commercial mortgage loan commitments that are held for sale, which exposes the Company to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. If interest rates rise or fall, the gains or losses on short U.S. Treasury futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company may use pay fixed, receive variable interest rate swaps to hedge the value of a portfolio of fixed-rate assets, relative to changes in interest rates. The interest rate swaps mitigate the risk of a loss of value due to increasing interest rates, with the fluctuations in the fair values of the derivatives offsetting changes in the fair values of the portfolios resulting from changes in interest rates.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, and options are utilized to economically hedge a portion of these products. See Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management below for further explanation. As interest rates are a component of the option’s value, the effectiveness of economically hedging the annuity products may be adversely affected by changes in interest rates. The Company enters into interest rate swaps to mitigate this risk. The fluctuation in the fair values of the derivatives offsets the changes in the fair values of the options resulting from changes in interest rates.

The Company periodically enters into basis swaps (receive one variable rate/pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

In addition, the Company may use pay fixed/receive variable interest rate swaps as hedges against the negative effects of adverse interest rate movements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Not Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company periodically participates in a variable rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. As such, the cash flows related to these MTNs are exposed to changes in the exchange rates of the foreign currencies. Because the Company desires to retain the variable interest rate, it has entered into receive variable foreign currency/pay variable U.S. dollar cross-currency swaps. The basis swap converts the debt instrument to a U.S. dollar variable rate, thereby eliminating foreign exchange risk. While the receive-side terms of the basis swap will be consistent with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these basis swaps do not receive hedge accounting treatment. The Company also uses currency contracts, primarily futures, to hedge foreign currency denominated investments in certain alternative investments.

Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits. The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the Company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate a portion of the risk associated with these liabilities, the Company enters into equity index futures and options. The changes in value of the futures and options will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, where the contractholder elects to invest in funds with a foreign equity index. Adverse changes in the foreign equity index expose the Company to losses if the change results in contractholder’s account balances falling below the guaranteed minimum. To mitigate this risk, the Company enters into total return swaps, where the Company pays the total return on the foreign index and receives one-month U.S. London Interbank Offered Rate (LIBOR). The changes in cash flows of the total return swap will offset a portion of the changes in the annuity accounts relative to changes in the foreign index.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

Derivatives Not Qualifying for Hedge Accounting – Credit Risk

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index.

The Company sells credit default protection to counterparties on selected debt instruments with specific creditor or credit index exposure and combines the credit default swap with selected assets the Company owns to enhance spreads. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. When the Company sells these instruments, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but is not limited to, creditor bankruptcy or restructuring. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.

Quantitative Disclosure

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of December 31, 2009:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional	Balance sheet location	Fair value	Notional
Derivatives designated as hedging instruments:
Interest rate contracts	Other assets	$3.8	$86.4	Other liabilities	$69.0	$1,216.1
Cross-currency swaps	Other assets	33.8	93.1	Other liabilities	35.9	215.9

Total derivatives designated as hedging instruments		37.6	179.5		104.9	1,432.0
Derivatives not designated as hedging instruments:
Interest rate contracts	Other assets	410.0	7,456.7	Other liabilities	239.1	5,162.0
Cross-currency swaps	Other assets	48.6	210.8	Other liabilities	48.5	209.6
Credit default swaps	Other assets	0.5	28.5	Other liabilities	3.2	81.5
Total return swaps	Other assets	0.8	85.4	Other liabilities	8.3	555.8
Equity contracts	Other assets	331.2	2,504.6	Other liabilities	10.3	995.7
Embedded derivatives on guaranteed benefit annuity programs	N/A	—	—	Future policy benefits and claims	310.9	N/A
Other embedded derivatives	N/A	—	—	Other liabilities	1.5	N/A

Total derivatives not designated as hedging instruments		791.1	10,286.0		621.8	7,004.6

Total derivatives		$828.7	$10,465.5		$726.7	$8,436.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of gain (loss) recognized on derivatives	Amount of gain (loss) recognized on derivatives1,2
Derivatives in fair value hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$24.9
Cross-currency swaps	Net realized investment gains (losses)	(2.4)

Total		$22.5

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$(35.3)
Cross-currency swaps	Net realized investment gains (losses)	2.5

Total		$(32.8)

1         Excludes ($36.9) million of periodic settlements in interest rate contracts which are recorded in net investment income.

2        Includes $7.5 million of cash received in the termination of cash flow hedging instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Amount of gain (loss) recognized in OCI on derivatives
Derivatives in cash flow hedging relationships:
Interest rate contracts	$12.6
Cross-currency swaps	(4.4)
Currency contracts	(18.8)
Other embedded derivatives	(12.0)

Total	$(22.6)

(in millions)	Location of realized gain (loss) reclassified from AOCI into income1	Amount of realized gain (loss) reclassified from AOCI into income
Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$(3.8)
Cross-currency swaps	Net realized investment gains (losses)	(10.9)
Currency contracts	Net realized investment gains (losses)	(3.8)
Other embedded derivatives	N/A	—

Total		$(18.5)

1	Effective portion.

(in millions)	Location of realized gain (loss) recognized in income on derivatives1	Amount of realized gain (loss) recognized in income on derivatives1,2,3
Derivatives in cash flow hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$0.1
Cross-currency swaps	Net realized investment gains (losses)	(1.3)
Currency contracts	Net realized investment gains (losses)	(2.8)
Other embedded derivatives	N/A	—

Total		$(4.0)

1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.

2	Excludes 0.2 million of periodic settlements in interest rate contracts.

3	Includes $16.5 million of cash received in termination of cash flow hedging instrument.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of realized gain (loss) in income on derivatives	Amount of realized gain (loss) recognized in income on derivatives1
Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$(197.2)
Cross-currency swaps	Net realized investment gains (losses)	3.3
Credit default swaps	Net realized investment gains (losses)	7.9
Equity total return swaps	Net realized investment gains (losses)	7.0
Equity contracts	Net realized investment gains (losses)	(738.7)
Embedded derivatives on guaranteed benefit annuity programs	Net realized investment gains (losses)	1,432.0
Other embedded derivatives	Net realized investment gains (losses)	2.6

Total		$516.9

1 Excludes net interest settlements and other revenue on embedded derivatives on guaranteed benefit annuity programs that are also recorded in net realized investment gains (losses).
In addition to the net realized investment gains (losses) listed in the previous tables, $(151.3) million of net interest settlements on all derivative instruments and $63.2 million of other revenue on embedded derivatives on guaranteed benefit annuity programs are also recorded in net realized investment gains (losses) for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Credit Derivatives

The Company had exposure to credit protection contracts for the years ended December 31, 2009, 2008, and 2007 and had experienced no credit event losses in 2009, credit event losses of $18.8 million in 2008 and no credit event losses in 2007 on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
December 31, 2009:
Single sector exposure:
Consumer goods	$—	$—	$—	$—	$—	$—	$—	$—
Financial	35.0	(2.5)	9.0	0.2	—	—	44.0	(2.3)
Oil & gas pipelines	15.0	—	—	—	—	—	15.0	—
Services	—	—	—	—	10.0	0.2	10.0	0.2
Utilities	—	—	—	—	—	—	—	—

Total single sector exposure	50.0	(2.5)	9.0	0.2	10.0	0.2	69.0	(2.1)
Index exposure:
Corporate bonds	—	—	—	—	—	—	—	—

Total index exposure	—	—	—	—	—	—	—	—

Total	$50.0	$(2.5)	$9.0	$0.2	$10.0	$0.2	$69.0	$(2.1)

December 31, 2008:
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(6)	Investments
Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$15.4	$1.0	$151.1
U. S. Government agencies	551.3	57.2	5.7	602.8
Obligations of states and political subdivisions	567.6	4.4	23.1	548.9
Debt securities issued by foreign governments	69.9	5.3	0.1	75.1
Corporate securities
Public	10,929.8	597.2	175.2	11,351.8
Private	4,499.5	193.1	83.4	4,609.2
Residential mortgage-backed securities	6,078.9	95.2	665.2	5,508.9
Commercial mortgage-backed securities	1,284.9	6.5	207.3	1,084.1
Collateralized debt obligations	531.1	11.8	170.9	372.0
Other asset-backed securities	453.4	20.4	28.0	445.8

Total fixed maturity securities	25,103.1	1,006.5	1,359.9	24,749.7
Equity securities	48.8	4.6	0.8	52.6

Total securities available-for-sale	$25,151.9	$1,011.1	$1,360.7	$24,802.3

December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$79.1	$22.6	$—	$101.7
U. S. Government agencies	420.4	93.3	—	513.7
Obligations of states and political subdivisions	230.5	1.6	7.4	224.7
Debt securities issued by foreign governments	50.1	5.4	—	55.5
Corporate securities
Public	8,881.9	109.9	1,040.7	7,951.1
Private	4,997.8	45.2	401.0	4,642.0
Residential mortgage-backed securities	6,807.8	90.5	863.6	6,034.7
Commercial mortgage-backed securities	1,418.1	0.6	455.3	963.4
Collateralized debt obligations	557.8	6.3	240.7	323.4
Other asset-backed securities	679.1	3.6	105.4	577.3

Total fixed maturity securities	24,122.6	379.0	3,114.1	21,387.5
Equity securities	62.2	0.7	8.8	54.1

Total securities available-for-sale	$24,184.8	$379.7	$3,122.9	$21,441.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions. The Company may realize investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$50.9	$1.0	2	$—	$—	—	$50.9	$1.0	2
U.S. Government agencies	154.6	5.7	8	—	—	—	154.6	5.7	8
Obligations of states and political subdivisions	318.2	11.5	35	79.1	11.6	13	397.3	23.1	48
Debt securities issued by foreign governments	1.6	0.1	2	—	—	—	1.6	0.1	2
Corporate securities
Public	1,197.9	32.0	160	1,117.5	143.2	201	2,315.4	175.2	361
Private	278.8	19.0	47	972.6	64.4	73	1,251.4	83.4	120
Residential mortgage-backed securities	936.7	104.2	117	2,375.1	561.0	341	3,311.8	665.2	458
Commercial mortgage-backed securities	42.7	5.2	11	699.3	202.1	101	742.0	207.3	112
Collateralized debt obligations	29.9	28.9	13	277.2	142.0	45	307.1	170.9	58
Other asset-backed securities	5.4	0.2	12	247.5	27.8	33	252.9	28.0	45

Total fixed maturity securities	3,016.7	207.8	407	5,768.3	1,152.1	807	8,785.0	1,359.9	1,214
Equity securities	16.7	0.1	13	2.4	0.7	75	19.1	0.8	88

Total	$3,033.4	$207.9	420	$5,770.7	$1,152.8	882	$8,804.1	$1,360.7	1,302

December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	16	$29.3	$3.9	9	$124.2	$7.4	25
Corporate securities
Public	4,109.4	676.9	692	1,350.3	363.8	289	5,459.7	1,040.7	981
Private	2,259.4	282.1	231	996.5	118.9	105	3,255.9	401.0	336
Residential mortgage-backed securities	820.3	187.8	138	2,281.4	675.8	323	3,101.7	863.6	461
Commercial mortgage-backed securities	539.9	190.4	96	410.9	264.9	96	950.8	455.3	192
Collateralized debt obligations	151.0	100.8	24	122.6	139.9	36	273.6	240.7	60
Other asset-backed securities	325.5	41.7	38	228.7	63.7	26	554.2	105.4	64

Total fixed maturity securities	8,300.4	1,483.2	1,235	5,419.7	1,630.9	884	$13,720.1	$3,114.1	2,119
Equity securities	19.2	8.6	81	3.4	0.2	6	22.6	8.8	87

Total	$8,319.6	$1,491.8	1,316	$5,423.1	$1,631.1	890	$13,742.7	$3,122.9	2,206

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value of less than 80% and have been in an unrealized loss position for more than one year was 65% and 64% as of December 31, 2009 and December 31, 2008, respectively.

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2009. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,002.3	$1,024.5
Due after one year through five years	7,213.2	7,507.1
Due after five years through ten years	5,265.4	5,516.8
Due after ten years	3,273.9	3,290.5

Subtotal	16,754.8	17,338.9
Residential mortgage-backed securities	6,078.9	5,508.9
Commercial mortgage-backed securities	1,284.9	1,084.1
Collateralized debt obligations	531.1	372.0
Other asset-backed securities	453.4	445.8

Total	$25,103.1	$24,749.7

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting. These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach. For 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies. Under the modified approach, the NAIC designation for this type of security is based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values. In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value. Under this process, NAIC designations for these residential mortgage-backed securities could be higher or lower than the related NRSRO ratings. NAIC designations range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 91% and 93% were in the two highest NAIC designations categories as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2009		December 31, 2008
NAIC Desingations1,2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	AAA/AA/A	$15,322.9	$15,195.7	$15,423.0	$13,960.4
2	BBB	7,139.5	7,275.0	6,610.4	5,802.2
3	BB	1,551.1	1,404.3	1,233.3	990.0
4	B	724.1	616.7	556.0	386.2
5	CCC and lower	253.5	187.6	190.5	148.2
6	In or near default	112.0	70.4	109.4	100.5

	Total	$25,103.1	$24,749.7	$24,122.6	$21,387.5

1
NAIC designations are assigned at least annually. Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.
Other-Than-Temporary Impairment Evaluations

When evaluating whether a residential mortgage-backed security, commercial mortgage-backed security, collateralized debt obligation and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency prepayment and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt position, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis. A similar analysis is performed to evaluate U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of the cash flows generated by a security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Under the current other-than temporary impairment model, which was amended by the FASB and adopted by the Company in the first quarter of 2009, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets. For securities that are other-than-temporarily impaired, a discussion of the estimate of the credit loss portion that is recognized in earnings is provided, as applicable in the respective section of this footnote.

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features. For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$27.1	$104.1	$131.2	$13.1	$45.5	$58.6	$40.2	$149.6	$189.8
79.9% - 50.0%	8.5	45.6	54.1	2.3	12.4	14.7	10.8	58.0	68.8
Below 50.0%	—	—	—	—	—	—	—	—	—

Total	$35.6	$149.7	$185.3	$15.4	$57.9	$73.3	$51.0	$207.6	$258.6

December 31, 2008:
99.9% - 80.0%	$355.7	$116.8	$472.5	$31.0	$23.4	$54.4	$386.7	$140.2	$526.9
79.9% - 50.0%	327.5	121.9	449.4	118.4	126.0	244.4	445.9	247.9	693.8
Below 50.0%	79.3	41.5	120.8	47.1	53.1	100.2	126.4	94.6	221.0

Total	$762.5	$280.2	$1,042.7	$196.5	$202.5	$399.0	$959.0	$482.7	$1,441.7

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition. An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security. The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards. Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position. Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security. The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and the security’s effective yield to arrive at the expected present value of cash flows. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $608.9 million and $661.2 million, and gross unrealized losses of $101.3 million and $379.9 million, as of December 31, 2009 and 2008, respectively. Of these unrealized losses as of December 31, 2009, $98.8 million, or 98%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $106.3 million, or 18%, as of December 31, 2008. The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection. Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk. A significant portion of the private placement fixed maturity securities that the Company holds are participations in issues that are also owned by other investors. In addition, some of these securities are rated by NRSROs, and substantially all have been assigned a rating by the NAIC, as shown in a previous table in this footnote summarizing the credit quality of the Company’s fixed maturity securities portfolio.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	As of December 31, 2009			As of December 31, 2008
in millions	Amortized cost	Estimated fair value	% of estimated fair value total	Amortized cost	Estimated fair value	% of estimated fair value total
Government agency	$2,546.9	$2,620.9	48%	$2,928.5	$3,002.4	50%
Prime	1,120.3	959.7	17%	1,341.6	1,041.4	17%
Alt-A	1,830.6	1,451.7	26%	1,850.7	1,451.6	24%
Sub-prime	577.3	473.7	9%	675.8	528.7	9%
Other residential mortgage collateral	3.8	2.9	—	11.2	10.6	—

Total	$6,078.9	$5,508.9	100%	$6,807.8	$6,034.7	100%

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered sub-prime. The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs. In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$29.0	$134.1	$163.1	$11.5	$41.5	$53.0	$40.5	$175.6	$216.1
79.9% - 50.0%	17.4	197.6	215.0	19.5	140.4	159.9	36.9	338.0	374.9
Below 50.0%	10.3	33.8	44.1	16.5	13.6	30.1	26.8	47.4	74.2

Total	$56.7	$365.5	$422.2	$47.5	$195.5	$243.0	$104.2	$561.0	$665.2

December 31, 2008:
99.9% - 80.0%	$47.7	$124.5	$172.2	$6.0	$10.3	$16.3	$53.7	$134.8	$188.5
79.9% - 50.0%	91.7	441.6	533.3	17.1	22.2	39.3	108.8	463.8	572.6
Below 50.0%	13.0	74.4	87.4	12.3	2.8	15.1	25.3	77.2	102.5

Total	$152.4	$640.5	$792.9	$35.4	$35.3	$70.7	$187.8	$675.8	$863.6

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs. Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines. Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography. Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default. Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default. For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics. Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination. Prepayment speeds, both actual and estimated, are also considered. The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions. These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors. These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$4.2	$54.0	$58.2	$—	$—	$—	$4.2	$54.0	$58.2
79.9% - 50.0%	—	85.2	85.2	—	—	—	—	85.2	85.2
Below 50.0%	1.0	62.9	63.9	—	—	—	1.0	62.9	63.9

Total	$5.2	$202.1	$207.3	$—	$—	$—	$5.2	$202.1	$207.3

December 31, 2008:
99.9% - 80.0%	$19.8	$36.7	$56.5	$—	$—	$—	$19.8	$36.7	$56.5
79.9% - 50.0%	129.6	40.9	170.5	—	—	—	129.6	40.9	170.5
Below 50.0%	41.0	187.3	228.3	—	—	—	41.0	187.3	228.3

Total	$190.4	$264.9	$455.3	$—	$—	$—	$190.4	$264.9	$455.3

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities. In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows. Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations. For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$0.4	$3.6	$4.0	$0.3	$15.8	$16.1	$0.7	$19.4	$20.1
79.9% - 50.0%	—	29.0	29.0	4.2	31.4	35.6	4.2	60.4	64.6
Below 50.0%	—	9.6	9.6	24.0	52.6	76.6	24.0	62.2	86.2

Total	$0.4	$42.2	$42.6	$28.5	$99.8	$128.3	$28.9	$142.0	$170.9

December 31, 2008:
99.9% - 80.0%	$7.0	$0.2	$7.2	$0.1	$0.6	$0.7	$7.1	$0.8	$7.9
79.9% - 50.0%	25.8	37.2	63.0	—	—	—	25.8	37.2	63.0
Below 50.0%	66.5	99.8	166.3	1.4	2.1	3.5	67.9	101.9	169.8

Total	$99.3	$137.2	$236.5	$1.5	$2.7	$4.2	$100.8	$139.9	$240.7

To generate the expected cash flows, agency NRSRO of the underlying corporate securities were used to develop default probabilities. Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool. An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds. Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities. All banks in the pools were screened using data provided by U.S. Bank Rating service. The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability. The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security. An independent data provider is then used to model each security’s structure and payment waterfall to determine cash flows at the security level.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Unrealized Gains and Losses

The following table presents the components of net unrealized losses on securities available-for-sale, as of December 31:

(in millions)	2009	2008
Net unrealized losses, before adjustments and taxes	$(349.6)	$(2,743.2)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(35.1)	(57.7)

Total net unrealized losses, before adjustments and taxes	(384.7)	(2,800.9)
Adjustment to deferred policy acquisition costs	31.0	615.9
Adjustment to value of business acquired	0.2	9.6
Adjustment to future policy benefits and claims	19.5	46.9
Adjustment to policyholder dividend obligation	(16.4)	74.9
Deferred federal income tax benefit	122.6	718.8

Net unrealized losses	$(227.8)	$(1,334.8)

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	20091	2008	2007
Fixed maturity securities	$2,381.7	$(2,682.2)	$(132.1)
Equity securities	11.9	(14.2)	(4.5)

Net increase (decrease)	$2,393.6	$(2,696.4)	$(136.6)

1
Includes the $384.2 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table summarizes the Company’s accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings, based on the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities before federal income tax benefit, for the years ended December 31:

(in millions)	2009
Cumulative adoption of accounting principle as of January 1	$(384.2)
Net unrealized gains in the period	38.3

Total1	$(345.9)

1	Includes $417.5 million of other-than-temporary impairment losses recognized in other comprehensive income for the year ended December 31, 2009.
The Company’s practice is to disclose in the table above both the non-credit portion of the other-than-temporary impairment losses recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities, which could result in a net unrealized gain.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Mortgage Loans on Real Estate, Securitization and Real Estate

As of December 31, 2009 and 2008, the carrying value, net of specific reserves, of commercial mortgage loans on real estate considered specifically reserved was $154.8 million and $39.9 million, respectively, for which a $36.4 million and $14.4 million specific reserve had been established, respectively. No specific reserve exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2009	2008	2007
Allowance, beginning of period	$42.4	$24.8	$36.0
Net change in allowance	35.0	17.6	(11.2)

Allowance, end of period	$77.4	$42.4	$24.8

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during the years ended December 31, 2009 and 2008. The Company received $0.6 million, during the years ended December 31, 2009 and 2008, in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before.

The Company provided a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. For the years ended December 31, 2009, 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

Real estate held for use was $1.8 million and $9.8 million as of December 31, 2009 and 2008, respectively. These assets are carried at cost less accumulated depreciation, which was $0.4 million and $2.1 million as of December 31, 2009 and 2008, respectively. The carrying value of real estate held for sale was $7.1 million and $6.8 million as of December 31, 2009 and 2008, respectively.

Securities Lending

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. The Company recognizes loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term investments and fixed maturity securities and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

As of December 31, 2009 and December 31, 2008, the Company had received $41.4 million and $419.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2009 and December 31, 2008. As of December 31, 2009 and December 31, 2008, the Company had loaned securities with a fair value of $40.0 million and $407.1 million, respectively.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $19.2 million and $28.0 million were on deposit with various regulatory agencies as required by law as of December 31, 2009 and 2008, respectively,. These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2009	2008	2007
Securities available-for-sale:
Fixed maturity securities	$1,465.1	$1,477.3	$1,518.5
Equity securities	1.9	5.3	5.0
Mortgage loans on real estate	445.4	497.1	554.1
Short-term investments	6.4	16.8	31.2
Other	17.0	(75.1)	152.0

Gross investment income	1,935.8	1,921.4	2,260.8
Less investment expenses	56.7	56.7	68.6

Net investment income	$1,879.1	$1,864.7	$2,192.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:

(in millions)	2009	2008	2007
Total net derivatives gains (losses)1,2	399.8	(330.3)	(55.9)
Total realized gains on sales	191.7	40.2	93.3
Total realized losses on sales	(112.8)	(40.7)	(85.2)
Valuation (losses) gains3	(20.7)	(55.8)	1.9
Other	(4.2)	38.8	(1.3)

Net realized investment gains (losses)	$453.8	$(347.8)	$(47.2)

1
Includes gains of $413.6 million and losses of $500.7 million, and $26.7 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2009, 2008, and 2007, respectively.

2
Includes losses of $171.8 million and gains of $109.4 million on derivatives associated with death benefit contracts for the years ended December 31, 2009 and 2008, respectively. There were no material gains or losses on derivatives associated with death benefit contracts during 2007.

3	Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the valuation allowance not related to specific mortgage loans on real estate.
Proceeds from the sale of securities available-for-sale during 2009, 2008 and 2007 were $4.21 billion, $4.31 billion and $4.98 billion, respectively. During 2009 and 2008, gross gains of $189.0 million and $35.7 million, respectively, and gross losses of $70.3 million and $25.3 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Other-Than-Temporary and Other Investment Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Gross	Included in OCI	Net
2009:
Fixed maturity securities1	$906.8	$(417.5)	$489.3
Equity securities	7.1	—	7.1
Mortgage loans	71.8	—	71.8
Other	6.4	—	6.4

Total other-than-temporary impairment losses	$992.1	$(417.5)	$574.6

		2008	2007
Total Impairments:
Fixed maturity securities1		$1,052.2	$108.5
Equity securities		60.2	—
Mortgage loans		14.6	4.1
Other		3.7	5.1

Total other-than-temporary impairment losses		$1,130.7	$117.7

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment. For the year ended December 31, 2009, the Company recognized $167.6 million in other-than-temporary impairments related to these securities compared to $89.5 million and none for the years ended December 31, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary-impairment losses on debt securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

(in millions)
Cumulative credit loss as of January 1, 20091	$507.5
New credit losses	168.4
Incremental credit losses2	71.9

Subtotal	747.8
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(267.3)
Losses related to securities included in the beginning balance for which there was a change in intent3	(63.1)
Increases in cash flows expected to be collected for securities included in the beginning balance	—

Cumulative credit loss as of December 31, 20091	$417.4

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	On securities included in the beginning balance.

3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period. Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

(7)	Deferred Policy Acquisition Costs
During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a increase in DAC and other related balances, including sales inducement assets, and an decrease in DAC amortization and other related balances of $218.5 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves. The review covered all assumptions including mortality, lapses, expenses and general and separate account returns. As a result of this review, certain assumptions were unlocked (DAC unlock). The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$191.9	$—	$—	$10.9	$202.8
Retirement Plans	(8.2)	—	—	—	(8.2)
Individual Protection	(43.9)	(13.2)	10.9	—	(46.2)

Total	$139.8	$(13.2)	$10.9	$10.9	$148.4

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(429.1)	$(2.6)	$—	$(0.6)	$(432.3)
Retirement Plans	(2.3)	—	—	—	(2.3)
Individual Protection	(2.8)	7.5	3.2	—	7.9

Total	$(434.2)	$4.9	$3.2	$(0.6)	$(426.7)

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $216.5 million pre-tax. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $161.9 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing GLWB rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the second quarter of 2007 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(208.9)	$—	$—	$12.5	$(196.4)
Retirement Plans	(10.5)	—	—	—	(10.5)
Individual Protection	(16.4)	5.1	1.7	—	(9.6)

Total	$(235.8)	$5.1	$1.7	$12.5	$(216.5)

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$4,523.8	$4,095.6
Capitalization of DAC	513.0	587.6
Amortization of DAC, excluding unlocks	(605.4)	(257.4)
Amortization of DAC, related to unlocks	139.8	(434.2)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other	(588.1)	532.2

Balance at end of period	$3,983.1	$4,523.8

(8)	Value of Business Acquired and Other Intangible Assets
The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$334.0	$354.8
Amortization of VOBA	(49.4)	(31.4)
Net realized losses on investments	1.7	1.9
Other	—	0.5

Subtotal	286.3	325.8
Change in unrealized (loss) gain on available-for-sale securities	(9.4)	8.2

Balance at end of period	$276.9	$334.0

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $20.1 million, $22.4 million and $24.8 million during the years ended December 31, 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes intangible assets as of December 31:

(in millions)	Initial useful life1	2009		2008
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortizing:
VOBA	28 years	$594.9	$318.0	$594.9	$270.5
Distribution forces	20 years	7.0	7.0	7.0	1.3

Total intangible assets		$601.9	$325.0	$601.9	$271.8

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.
During the fourth quarter of 2009, the Company recorded a $5.4 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in a $7.8 million pre-tax charge. The state insurance licenses had indefinite useful lives and were not previously amortized. Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses are no longer required as the surviving entities have the required state insurance licenses to conduct business on existing NLICA and NLACA products. The Company will surrender the state insurance licenses back to each state. See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $19.7 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed as of June 30, did not result in material impairment losses on intangible assets during 2009, 2008 and 2007.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA
2010	$28.8
2011	24.2
2012	21.9
2013	19.4
2014	16.0

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(9)	Goodwill
The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Protection	Total
Balance as of December 31, 2007	$25.4	$174.4	$199.8
Adjustments	—	—	—

Balance as of December 31, 2008	25.4	174.4	199.8
Adjustments	—	—	—

Balance as of December 31, 2009	$25.4	$174.4	$199.8

The Company’s 2009 annual impairment testing did not result in any impairments on existing goodwill. As of the 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of 12/31/09 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(10)	Closed Block
The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2009	2008
Liabilities:
Future policyholder benefits	$1,818.0	$1,844.2
Policyholder funds and accumulated dividends	142.9	142.7
Policyholder dividends payable	28.7	31.7
Policyholder dividend obligation	48.7	(62.2)
Other policy obligations and liabilities	13.8	9.2

Total liabilities	2,052.1	1,965.6

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	1,236.2	1,082.1
Mortgage loans on real estate	263.2	294.8
Policy loans	190.5	197.9
Other assets	135.4	152.3

Total assets	1,825.3	1,727.1

Excess of reported liabilities over assets	226.8	238.5

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities available-for-sale	90.8	(88.6)
Adjustment to policyholder dividend obligation	(90.8)	88.6

Total	—	—

Maximum future earnings to be recognized from assets and liabilities	$226.8	$238.5

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,236.2	$1,082.1
Amortized cost	1,252.6	1,157.0
Shadow policyholder dividend obligation	(16.4)	74.9

Net unrealized appreciation	$—	$—

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2009	2008	2007
Revenues:
Premiums	$89.6	$92.9	$95.7
Net investment income	105.6	108.9	102.5
Realized investment gains (losses)	1.8	(40.9)	(1.5)
Realized (losses) gains credited to to policyholder benefit obligation	(5.8)	36.9	(2.5)

Total revenues	191.2	197.8	194.2

Benefits and expenses:
Policy and contract benefits	132.9	131.1	136.4
Change in future policyholder benefits and interest credited to policyholder accounts	(24.4)	(17.4)	(19.3)
Policyholder dividends	59.2	62.9	61.1
Change in policyholder dividend obligation	4.4	2.6	(3.6)
Other expenses	1.1	1.2	1.2

Total benefits and expenses	173.2	180.4	175.8

Total revenues, net of benefits and expenses, before federal income tax expense	18.0	17.4	18.4
Federal income tax expense	6.3	6.1	6.4

Revenues, net of benefits and expenses and federal income tax expense	$11.7	$11.3	$12.0

Maximum future earnings from assets and liabilities:
Beginning of period	$238.5	$249.8	$261.8
Change during period	(11.7)	(11.3)	(12.0)

End of period	$226.8	$238.5	$249.8

Cumulative closed block earnings from inception through December 31, 2009 and 2008 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32.3 million and $12.7 million as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(11)	Variable Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
In January 2009, the Company decided to simplify its living benefit guarantees and only offer L.inc on new sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables. The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2009					2008
(in millions)	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$728.8	$5,859.6	$6,588.4	$99.5	61	$912.1	$5,082.2	$5,994.3	$440.6	60
Reset	1,622.4	12,406.1	14,028.5	899.5	64	2,282.3	10,259.8	12,542.1	2,477.7	64
Ratchet	1,181.3	13,835.5	15,016.8	1,772.4	67	1,877.7	10,545.7	12,423.4	3,775.3	67
Rollup	41.8	258.7	300.5	17.7	73	48.5	241.9	290.4	25.9	72
Combo	229.1	1,577.3	1,806.4	325.6	69	306.0	1,398.1	1,704.1	621.2	69

Subtotal	3,803.4	33,937.2	37,740.6	3,114.7	65	5,426.6	27,527.7	32,954.3	7,340.7	65
Earnings enhancement	16.5	373.4	389.9	19.6	64	28.1	305.4	333.5	7.2	63

Total - GMDB	$3,819.9	$34,310.6	$38,130.5	$3,134.3	65	$5,454.7	$27,833.1	$33,287.8	$7,347.9	65

GMAB2:
5 Year	$383.0	$2,639.8	$3,022.8	$171.5	N/A	$607.0	$2,260.6	$2,867.6	$499.0	N/A
7 Year	393.6	2,151.9	2,545.5	180.4	N/A	451.6	1,814.3	2,265.9	482.9	N/A
10 Year	70.2	684.6	754.8	39.5	N/A	80.2	597.7	677.9	132.2	N/A

Total - GMAB	$846.8	$5,476.3	$6,323.1	$391.4	N/A	$1,138.8	$4,672.6	$5,811.4	$1,114.1	N/A

GMIB3:
Ratchet	$16.3	$242.0	$258.3	$0.3	N/A	$16.2	$228.5	$244.7	$5.6	N/A
Rollup	46.6	625.6	672.2	0.4	N/A	47.1	612.4	659.5	1.3	N/A
Combo	—	0.2	0.2	—	N/A	—	0.1	0.1	—	N/A

Total - GMIB	$62.9	$867.8	$930.7	$0.7	N/A	$63.3	$841.0	$904.3	$6.9	N/A

GLWB:
L.inc	$229.7	$7,056.7	$7,286.4	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A
Porfolio income insurance	—	20.7	20.7	—	N/A	—	—	—	—	N/A

Total - GLWB	$229.7	$7,077.4	$7,307.1	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A

1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.32 billion and $4.59 billion as of December 31, 2009 and 2008, respectively.

3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. See Note 5, Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management, for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$4,920.2	$4,370.3
Domestic equity	24,598.8	18,676.2
International equity	3,046.9	2,421.4

Total mutual funds	32,565.9	25,467.9
Money market funds	1,473.4	2,146.4

Total	$34,039.3	$27,614.3

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2009	2008
Living benefit riders	$265.9	$1,698.0
GMDB	67.0	193.4
GMIB	3.1	5.5

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2009 and 2008, the net balance of the embedded derivatives for living benefits was a liability of $265.9 million and a liability of $1.70 billion, respectively. The GLWB component of living benefit riders was immaterial in 2009 and $699.9 million in 2008, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2009 and 2008. The incurred and paid amounts were immaterial for 2008. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2009, the Company recorded net realized investment gains on living benefit embedded derivatives and related economic hedging gains of $413.6 million. These gains were comprised of $1.50 billion of net realized investment gains on living benefit embedded derivatives and $1.08 billion of related economic hedging losses. The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates, lower volatility assumptions and an increase to the nonperformance component of the discount rate. The increase in net realized investment gains on embedded derivatives increased amortization of DAC by $389.6 million in 2009 compared to 2008, which is included in the Corporate and Other segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $132.4 million for the year ended December 31, 2009 compared to $67.1 million for the year ended December 31, 2008.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2009 and 2008:

•
Data used was based on a combination of historical numbers and future projections generally involving 250 and 50 probabilistically generated economic scenarios as of December 31, 2009 and 2008, respectively

•	Mean gross equity performance – 10.4% and 8.1% as of December 31, 2009 and 2008, respectively

•	Equity volatility – 18.0% and 18.7% as of December 31, 2009 and 2008, respectively

•	Mortality – 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009; and 100% of Annuity 2000 tables as of December 31, 2008

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

December 31, 2009 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

December 31, 2008 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.0%	3.0%	4.5%	6.0%	7.0%	7.0%	11.5%	11.5%
Maximum	1.5%	2.5%	4.0%	4.5%	40.0%	41.5%	21.5%	35.0%	35.0%	18.5%
The Company’s incurred and paid amounts for GMIBs were $7.2 million for the years ended December 31, 2009. The incurred and paid amounts were immaterial for 2008.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during the years ended December 31, 2009 and 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$452.8	$412.7
Domestic equity	2,996.3	2,459.5
International equity	416.9	334.6

Total mutual funds	3,866.0	3,206.8
Money market funds	257.0	295.0

Total	$4,123.0	$3,501.8

(12)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2009	2008
$800.0 million commercial paper program	$150.0	$149.9
$350.0 million securities lending program facility	—	99.8

Total short-term debt	$150.0	$249.7

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR). On July 31, 2009, the Company paid down the $99.7 million principal balance on the securities lending program facility. The Company had no amounts outstanding under this agreement as of December 31, 2009 compared to $99.8 million as of December 31, 2008.

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a maturity of May 13, 2010. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that NMIC maintain statutory surplus in excess of $5.30 billion, the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus in excess of $1.67 billion. A breach by any borrower of the financial covenants will impact the availability of the line for the other borrowers and may accelerate payment. NMIC had no amounts outstanding under this agreement as of December 31, 2009. NLIC also has an $800.0 million commercial paper program and rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by the amount outstanding in excess of available cash and liquid assets. NLIC had $150.0 million of commercial paper outstanding at December 31, 2009 at a weighted average interest rate of 0.29% and $149.9 million outstanding at December 31, 2008 at a weighted average interest rate of 2.07%.

The Company paid interest on short-term debt totaling $1.3 million, $8.3 million, and $15.0 million in 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(13)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2009	2008
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2009, 2008 and 2007. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

On September 30, 2009, the Company sold NLICA, a 5.75%, $200.0 million surplus note maturing on September 30, 2010. Due to the merger of NLICA with and into the Company on December 31, 2009, the note was redeemed, in whole, by the Company at a redemption price equal to 100% of the aggregate principal amount outstanding plus accrued interest.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(14)	Federal Income Taxes
Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corporation will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. NFS will file a one day life/non-life, federal income tax return (January 1, 2009) with all of its downstream subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31:

(in millions)	2009	2008
Deferred tax assets:
Future policy benefits and claims	$1,108.5	$955.6
Securities available-for-sale	—	809.2
Derivatives	62.6	229.7
Capital loss carryforward	102.8	—
Other	267.1	258.0

Gross deferred tax assets	1,541.0	2,252.5
Less valuation allowance	(23.7)	(23.7)

Deferred tax assets, net of valuation allowance	1,517.3	2,228.8

Deferred tax liabilities:
Deferred policy acquisition costs	(1,083.7)	(1,293.6)
Securities available-for-sale	(215.9)	—
Value of business acquired	(95.6)	(112.9)
Other	(96.9)	(168.3)

Gross deferred tax liabilities	(1,492.1)	(1,574.8)

Net deferred tax asset (liability)	$25.2	$654.0

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $23.7 million, $23.7 million and $23.7 million as of December 31, 2009, 2008 and 2007, respectively. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax (liability) asset was $(108.5) million and $132.1 million as of December 31, 2009 and 2008, respectively.

Total federal income taxes (refunded) paid were $(59.0) million, $(40.9) million, and $117.9 million during the years ended December 31, 2009, 2008 and 2007, respectively.

As of December 31, 2009, the Company has $293.7 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $6.7 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $22.7 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2009	2008	2007
Current	$165.0	$(130.8)	$108.0
Deferred	(117.1)	(403.0)	39.3

Federal income tax expense (benefit)	$47.9	$(533.8)	$147.3

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2009		2008		2007
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax expense (benefit)	$107.3	35.0	$(497.4)	35.0	$220.2	35.0
DRD	(56.1)	(18.3)	(42.1)	3.0	(67.5)	(10.7)
Impact of noncontrolling interest	18.3	6.0	25.3	(1.8)	17.8	2.8
Tax credits	(21.4)	(7.0)	(25.8)	1.8	(22.3)	(3.6)
Other, net	(0.2)	(0.1)	6.2	(0.4)	(0.9)	(0.1)

Total	$47.9	15.6	$(533.8)	37.6	$147.3	23.4

During 2009, the Company recorded $8.7 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns. These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During the third quarter of 2008, the Company refined its separate account DRD calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $11.9 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During 2007, the Company recorded $7.6 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2009	2008
Balance at beginning of period	$44.0	$8.8
Additions for current year tax positions	36.8	37.7
Additions for prior years tax positions	14.9	0.3
Reductions for prior years tax positions	(1.1)	(2.8)

Balance at end of period	$94.6	$44.0

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2009, is $43.0 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2009, and 2008, the Company incurred $0.2 million and $1.0 million in interest and penalties, respectively. The Company accrued $3.8 million and $2.2 million for the payment of interest and penalties at December 31, 2009 and 2008, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005. The statute remains open for these years as the Company completes the appeals process. See “Tax Matters” in Note 18 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(15)	Shareholder’s Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20091	2008	2007
Statutory net income (loss)
NLIC	$397.3	$(919.4)	$410.8
NLAIC	(61.1)	(90.3)	(4.0)

Statutory capital and surplus
NLIC	$3,129.6	$2,749.9	$2,599.9
NLAIC	213.5	122.6	256.6

1	Unaudited as of the date of this report.
On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. See Note 2 (p) for details on the accounting treatment of this transaction.

NLIC received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of NLIC’s estimated statutory surplus of $68.9 million as of December 31, 2008. The permitted practice had no impact on NLIC’s statutory net income. The benefits of this permitted practice was not considered by the Company when determining capital and surplus available for dividends during 2009.

In 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Tax Revised – a temporary replacement of SSAP 10, which is similar to the ODI permitted practice adopted in 2008 with the exception of limiting capital and surplus available for dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. NLIC’s statutory capital and surplus as of December 31, 2009 was $3.13 billion, and statutory net income for the year ended December 31, 2009 was $397.3 million. During the year ended December 31, 2009, NLIC did not pay any dividends to NFS during 2009. As of January 1, 2010, NLIC has the ability to pay dividends to NFS totaling $397.3 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Comprehensive Gain (Loss)

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2009	2008	2007
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$2,373.9	$(3,827.8)	$(273.1)
Net non-credit gains	38.4	—	—
Net adjustment to DAC	(584.9)	528.8	3.8
Net adjustment to VOBA	(9.4)	8.2	8.0
Net adjustment to future policy benefits and claims	(27.4)	127.8	5.9
Net adjustment to policyholder dividend obligation	(91.3)	88.7	2.2
Related federal income tax (expense) benefit	(594.8)	1,076.1	88.6

Net unrealized gains (losses)	1,104.5	(1,998.2)	(164.6)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net realized losses	388.2	1,102.1	105.0
Related federal income tax benefit	(135.9)	(385.7)	(36.8)

Net reclassification adjustment	252.3	716.4	68.2

Other comprehensive gain (loss) on securities available-for-sale	1,356.8	(1,281.8)	(96.4)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(4.1)	16.5	(17.2)
Related federal income tax benefit (expense)	1.5	(5.8)	6.0

Other comprehensive (loss) income on cash flow hedges	(2.6)	10.7	(11.2)

Other unrealized (losses) gains:
Net unrealized (losses) gains	(13.5)	7.4	(7.4)
Related federal income tax benefit (expense)	4.7	(2.5)	2.7

Other net unrealized (losses) gains	(8.8)	4.9	(4.7)

Unrecognized amounts on pension plans:
Net unrecognized amounts	—	(12.3)	1.0
Related federal income tax benefit (expense)	—	4.3	(0.4)

Other comprehensive (loss) income on unrecognized pension amounts	—	(8.0)	0.6

Total other comprehensive income (loss)	$1,345.4	$(1,274.2)	$(111.7)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities resulted in a cumulative-effect adjustment of $235.0 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2009, 2008 and 2007.

(16)	Employee Benefit Plans
The Company, excluding certain affiliated companies, participates in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC. Effective January 30, 2008, NMIC merged the Nationwide Life Insurance Company of America (NLICA) Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC. All participants are eligible for benefits based on an account balance formula. However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the FAP formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula. An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the FAP formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $11.0 million, $4.6 million, and $11.8 million for the years ended December 31, 2009, 2008 and 2007, respectively. The 2008 expense includes a gain of $5.4 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 17 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees. Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company. The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2009, 2008 and 2007.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates. Associates may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA. However, this plan has no active participants, and is in the process of being terminated. The Company’s expense for contributions to these plans was $8.7 million, $6.1 million, and $8.0 million for the years ended December 31, 2009, 2008 and 2007, respectively.

(17)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2009, 2008 and 2007, the Company made payments to NMIC and NSC totaling $233.1 million, $285.2 million, and $287.1 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.10 billion and $2.96 billion as of December 31, 2009 and 2008, respectively. Total revenues from these contracts were $143.1 million, $137.9 million and $132.3 million for the years ended December 31, 2009, 2008 and 2007, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.7 million, $115.6 million, and $110.1 million for the years ended December 31, 2009, 2008 and 2007, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2009, 2008 and 2007, the Company made lease payments to NMIC of $23.8 million, $21.5 million, and $23.0 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2009, 2008 and 2007 were $176.8 million, $202.3 million, and $317.6 million, respectively, while benefits, claims and expenses ceded during these years were $196.2 million, $218.9 million, and $348.1 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2009 and 2008, customer allocations to NFG funds totaled $23.73 billion and $18.08 billion, respectively. For the years ended December 31, 2009, 2008, and 2007, NFG paid the Company $78.8 million, $76.7 million, and $79.6 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2009 and 2008, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2009, the Company had no outstanding borrowings at any given time. During 2008 and 2007, the most the Company had outstanding at any given time was $151.6 million and $178.2 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $918.7 million and $2.58 billion as of December 31, 2009 and 2008, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2009, 2008 and 2007 were $48.3 million, $52.7 million, and $59.5 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.2 million, $11.0 million, and $9.4 million for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $4.0 million and ($22.5) million during the years ended December 31, 2009 and 2008, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2009, NLIC received a $20.0 million capital contribution from NFS.

During 2009, NLIC did not pay dividends to NFS. In 2008 and 2007, NLIC paid dividends to NFS totaling $460.5 million, and $612.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $273.2 million to Nationwide Mutual Insurance Company (NMIC). The sale resulted in a net realized loss of $33.5 million to the Company.

During 2009, the Company sold private equity investments to NMIC for $61.0 million, including the one private equity investment that is considered a VIE (See Note 20). The private equity investments were carried and sold at fair value. No gain or loss was recognized on the sale.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(18)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint. On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint. On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On July 10, 2009, the Court of Appeals heard oral argument. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs’ sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant’s had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. Also on November 6, 2009, the Court denied plaintiffs’ motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene. On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court’s order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint. On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009. The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151.0 million. The Company is currently at appeals on this issue and believes that it will ultimately prevail based on technical merits.

(19)	Guarantees
Since 2002, the Company has sold $696.1 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025. As of December 31, 2009 and 2008, the Company held guarantee reserves totaling $5.5 million and $5.1 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $985.9 million. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2009, the Company did not hold any stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2009, the stabilization reserve was not increased and the remainder of the stabilization reserve, $0.8 million, was released into income. In 2008, $0.8 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(20)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of LIHTC Funds to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 19). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $350.6 million and $416.0 million as of December 31, 2009 and December 31, 2008, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2009	2008
Other long-term investments	$314.3	$371.1
Short-term investments	16.4	20.9
Other assets	33.8	41.6
Other liabilities	(13.9)	(17.6)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2009 and December 31, 2008 (except for the impact of guarantees disclosed in Note 19). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary. The carrying amount of these unconsolidated VIEs was $110.0 million and $156.3 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs was $122.9 million and $179.6 million as of December 31, 2009 and 2008, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had a relationship with one structured product investment that is considered a VIE as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $9.2 million and $8.9 million as of December 31, 2009 and December 31, 2008, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

The Company was invested in 7 and 12 structured product investments that are considered VIEs as of December 31, 2009 and 2008, respectively, where the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $31.8 million and $17.8 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Private Equity Investments

The Company had a relationship with one private equity investment that is considered a VIE as of December 31, 2008, where the Company was the primary beneficiary. On September 30, 2009, NLIC sold this private equity investment, which had net assets of $14.1 million, to NMIC.

(21)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the The BEST of AMERICA®, Nationwide DestinationSM, and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product. The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2009
Revenues:
Policy charges	$521.9	$93.2	$633.7	$(3.7)	$1,245.1
Premiums	191.2	—	278.5	—	469.7
Net investment income	562.0	679.0	491.8	146.3	1,879.1
Non-operating net realized investment gains1	—	—	—	619.1	619.1
Other-than-temporary impairments losses	—	—	—	(574.6)	(574.6)
Other income2	(168.1)	0.1	0.2	(1.4)	(169.2)

Total revenues	1,107.0	772.3	1,404.2	185.7	3,469.2

Benefits and expenses:
Interest credited to policyholder accounts	393.6	432.5	200.8	73.2	1,100.1
Benefits and claims	247.3	—	537.8	27.0	812.1
Policyholder dividends	—	—	87.0	—	87.0
Amortization of DAC	(1.4)	44.5	158.1	264.4	465.6
Amortization of VOBA and other intangible assets	0.9	8.9	45.0	8.0	62.8
Interest expense	—	—	—	55.3	55.3
Other operating expenses	178.8	150.8	183.9	66.3	579.8

Total benefits and expenses	819.2	636.7	1,212.6	494.2	3,162.7

Income (loss) from continuing operations before federal income tax expense (benefit)	287.8	135.6	191.6	(308.5)	$306.5

Less: non-operating net realized investment gains1	—	—	—	(619.1)
Less: non-operating other-than-temporary impairment losses	—	—	—	574.6
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	296.5
Less: net loss attributable to noncontrolling interest	—	—	—	52.3

Pre-tax operating earnings (loss)	$287.8	$135.6	$191.6	$(4.2)

Assets as of year end	$48,890.6	$25,034.7	$22,115.1	$2,953.3	$98,993.7

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$602.9	$119.9	$617.7	$—	$1,340.5
Premiums	120.2	—	273.9	—	394.1
Net investment income	530.4	650.7	485.8	197.8	1,864.7
Non-operating net realized investment losses1	—	—	—	(386.8)	(386.8)
Other-than-temporary impairments losses	—	—	—	(1,130.7)	(1,130.7)
Other income2	109.5	0.9	—	(75.6)	34.8

Total revenues	1,363.0	771.5	1,377.4	(1,395.3)	2,116.6

Benefits and expenses:
Interest credited to policyholder accounts	379.1	435.9	196.2	161.4	1,172.6
Benefits and claims	378.5	—	489.4	(11.8)	856.1
Policyholder dividends	—	—	93.1	—	93.1
Amortization of DAC	647.7	40.6	129.9	(126.6)	691.6
Amortization of VOBA and other intangible assets	7.8	1.3	22.1	(0.3)	30.9
Interest expense	—	—	—	61.8	61.8
Other operating expenses	189.9	152.3	191.7	97.7	631.6

Total benefits and expenses	1,603.0	630.1	1,122.4	182.2	3,537.7

(Loss) income from continuing operations before federal income tax expense	(240.0)	141.4	255.0	(1,577.5)	$(1,421.1)

Less: non-operating net realized investment losses1	—	—	—	386.8
Less: non-operating other-than-temporary impairment losses	—	—	—	1,130.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(139.2)
Less: net loss attributable to noncontrolling interest	—	—	—	72.3

Pre-tax operating (loss) earnings	$(240.0)	$141.4	$255.0	$(126.9)

Assets as of year end	$42,508.1	$22,497.8	$20,360.3	$6,437.4	$91,803.6

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$662.6	$147.3	$574.0	$—	$1,383.9
Premiums	133.3	—	273.7	—	407.0
Net investment income	642.9	655.0	471.2	423.1	2,192.2
Non-operating net realized investment losses1	—	—	—	(36.9)	(36.9)
Other-than-temporary impairments losses	—	—	—	(117.7)	(117.7)
Other income2	3.1	—	—	(4.5)	(1.4)

Total revenues	1,441.9	802.3	1,318.9	264.0	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	444.3	443.3	192.0	231.4	1,311.0
Benefits and claims	233.5	—	439.0	—	672.5
Policyholder dividends	—	—	83.1	—	83.1
Amortization of DAC	287.1	27.4	93.1	(25.5)	382.1
Amortization of VOBA and other intangible assets	5.3	2.5	40.5	0.2	48.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	194.8	179.9	187.2	68.9	630.8

Total benefits and expenses	1,165.0	653.1	1,034.9	345.0	3,198.0

Income (loss) from continuing operations before federal income tax expense	276.9	149.2	284.0	(81.0)	$629.1

Less: non-operating net realized investment losses1	—	—	—	36.9
Less: non-operating other-than-temporary impairment losses	—	—	—	117.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)
Less: net loss attributable to noncontrolling interest	—	—	—	50.9

Pre-tax operating earnings	$276.9	$149.2	$284.0	$99.0

Assets as of year end	$56,564.4	$27,963.2	$22,874.1	$10,222.0	$117,623.7

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2009 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$151.1	$151.1
U.S. Government agencies	551.3	602.8	602.8
Obligations of states and political subdivisions	567.6	548.9	548.9
Foreign governments	69.9	75.1	75.1
Public utilities	2,487.3	2,598.6	2,598.6
All other corporate	21,290.3	20,773.2	20,773.2

Total fixed maturity securities available-for-sale	25,103.1	24,749.7	24,749.7

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	28.2	31.5	31.5
Industrial, miscellaneous and all other	1.1	1.9	1.9
Nonredeemable preferred stocks	19.5	19.2	19.2

Total equity securities available-for-sale	48.8	52.6	52.6

Mortgage loans on real estate, net	6,916.4		6,829.0	1
Real estate, net:
Investment properties	11.4		8.9	2

Total real estate, net	11.4		8.9

Policy loans	1,050.4		1,050.4
Other long-term investments	457.5		457.5
Short-term investments, including amounts managed by a related party	1,003.4		1,003.4

Total investments	$34,591.0		$34,151.5

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums1	Other policy claims and benefits payable1	Premium revenue
2009
Individual Investments	$1,911.5	$10,870.4			$191.2
Retirement Plans	270.6	11,702.4			—
Individual Protection	1,770.0	8,745.3			278.5
Corporate and Other	31.0	1,831.3

Total	$3,983.1	$33,149.4			$469.7

2008
Individual Investments	$1,883.0	$12,476.8			$120.2
Retirement Plans	290.1	11,497.5			—
Individual Protection	1,734.8	8,350.6			273.9
Corporate and Other	615.9	3,389.6			—

Total	$4,523.8	$35,714.5			$394.1

2007
Individual Investments	$2,078.1	$11,316.4			$133.3
Retirement Plans	292.9	10,973.1			—
Individual Protection	1,637.6	8,191.7			273.7
Corporate and Other	87.0	4,973.4			—

Total	$4,095.6	$35,454.6			$407.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses2	Premiums written
2009
Individual Investments	$562.0	$640.9	$(1.4)	$179.7
Retirement Plans	679.0	432.5	44.5	159.7
Individual Protection	491.8	825.6	158.1	228.9
Corporate and Other	146.3	100.2	264.4	129.6

Total	$1,879.1	$1,999.2	$465.6	$697.9

2008
Individual Investments	$530.4	$757.6	$647.7	$197.7
Retirement Plans	650.7	435.9	40.6	153.6
Individual Protection	485.8	778.7	129.9	213.8
Corporate and Other	197.8	149.6	(126.6)	159.2

Total	$1,864.7	$2,121.8	$691.6	$724.3

2007
Individual Investments	$642.9	$677.8	$287.1	$200.1
Retirement Plans	655.0	443.3	27.4	182.4
Individual Protection	471.2	714.1	93.1	227.7
Corporate and Other	423.1	231.4	(25.5)	139.1

Total	$2,192.2	$2,066.6	$382.1	$749.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2009
Life insurance in force	$208,484.5	$76,136.2	$8.2	$132,356.5	0.0%

Premiums:
Life insurance1	$549.9	$80.5	$0.3	$469.7	0.1%
Accident and health insurance	212.0	222.7	11.7	1.0	NM

Total	$761.9	$303.2	$12.0	$470.7	2.5%

2008
Life insurance in force	$208,071.0	$75,091.7	$12.3	$132,991.6	0.0%

Premiums:
Life insurance1	$476.8	$83.7	$1.0	$394.1	0.3%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$659.7	$293.0	$27.4	$394.1	7.0%

2007
Life insurance in force	$200,600.5	$76,178.6	$14.0	$124,435.9	0.0%

Premiums:
Life insurance1	$497.5	$92.5	$2.0	$407.0	0.5%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$786.7	$409.3	$29.6	$407.0	7.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2009, 2008 and 2007 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2009
Valuation allowances - mortgage loans on real estate	$42.4	$84.8	$—	$49.8	$77.4

2008
Valuation allowances - mortgage loans on real estate	$24.8	$20.8	$—	$3.2	$42.4

2007
Valuation allowances - mortgage loans on real estate	$36.0	$1.1	$—	$12.3	$24.8

1	Amounts represent transfers to real estate owned, recoveries and sales to NMIC.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements

Nationwide Variable Account-II:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2009.

Statements of Operations for the year
ended December 31, 2009.

Statements of Changes in Contract
Owners' Equity for the years
ended December 31, 2009 and 2008.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of  Income (Loss) for the
years ended December 31, 2009, 2008 and
2007.

Consolidated Balance Sheets as of December
31, 2009 and 2008.

Consolidated Statements of Changes in Shareholder's
Equity as of December 31, 2009,
2008 and 2007.

Consolidated Statements of Cash Flows for
the years ended December 31, 2009, 2008
and 2007.

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                      (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously with Registration Statement (SEC File No. 2-75079) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with Registration Statement (SEC File No. 333-104510) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously with Registration Statement (SEC File No. 333-104510) and hereby incorporated by reference.

(6)	Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable.

(8)
Fund Participation Agreements. The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm”

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2”

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm”

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”

(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”

(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”

(10)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2006, as amended, under document “nwfpa99h12b.htm”

(11)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”

(12)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”

(13)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document “trowefpa99h15.htm”

(14)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document “univfpa99h16.htm”

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(15)
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document “alliancebernsteinfpa.htm”.

(16)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, under document “putnamfpa.htm”.

(9)	Opinion of Counsel – Filed previously with Registration Statement (SEC File No. 333-104510) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Chief Investment Officer	Gail G. Snyder
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President – NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Property and Casualty/Farm Product Pricing	James R. Burke
Senior Vice President – Internal Audit	Kai V. Monahan
Senior Vice President	Matthew Jaunchius
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment adviser to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisers and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment adviser.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment adviser.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment adviser and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment adviser.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
FARMLAND MUTUAL INSURANCE COMPANY
Casualty IA
NATIONWIDE INSURANCE FOUNDATION OH
CHAMPION OF THE COMMUNITY, INC. OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD
Common Stock: 130,000 Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock: 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Casualty–100% OH
THI HOLDINGS (DELAWARE), INC. (THI)
Common Stock: 100 Shares
Casualty–100% DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Casualty–100% WI
NCC OF AMERICA, LTD (INACTIVE)
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
IA
NATIONWIDE ASSURANCE COMPANY
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Casualty–100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III–100% OH
LONE STAR GENERAL AGENCY, INC.
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–95% OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
Class A Units
Mutual Cap–99.85% DE
NMC CPCWT INVESTMENT, LLC
Class A Units
NMC–100%
Class B Units
None
Class C Units
NMC 100% DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95%
NW Indemnity–5% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE INSURANCE COMPANY
PUI–100% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
AGI–100% WI
PREMIER AGENCY, INC.
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
AMCO–87.3%
Allied P&C–8.4%
Depositors–4.23%
IA
AGMC REINSURANCE, LTD
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
VPI SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
TH–100% TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TH–100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
NM
W.I. OF FLORIDA, INC.
FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
IN
VICTORIA NATIONAL INSURANCE COMPANY
OH
VICTORIA SELECT INSURANCE COMPANY
OH
VICTORIA SPECIALTY INSURANCE COMPANY
OH

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp–100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 99.999%
Corp. – .01%
G.B.
ALDENSTAR LIMITED (AL)
NWD Manage – 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage – 79%
AL – 21%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest –1%
Casualty–79%
Fire–19%
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA–100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMH)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMH–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
DE
NWD MGT. LLC (NWDMGT)
NAMH–100%
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
Common Stock: 100 Shares
NW Corp–100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH–100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NBHH–100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates–100%
OH
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LITE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS–100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS–100%
WI
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.–100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INC. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI-100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDA)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI-100%
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
NFSDI-100%
PA

(Nationwide Corp. subsidiaries)

Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line

March 31, 2010 Page 2

Item 27.	Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 1, 2010 was 2,378 and 3,229 respectively.

Item 28.                 Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 14 th   day of July , 2010.

NATIONWIDE VARIABLE ACCOUNT-II
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 14 th   day of July , 2010.

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER GOLATO
Peter Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER GOLATO
Peter Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact